                                                     Registration No. 2-30070
                                                     Registration No. 811-1705
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  70
                                       ----
                                     AND/OR




REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |


                                                                           |X|
           Amendment No.  90
                         ----
                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 2001 pursuant to paragraph (b) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

EQUI-VEST(R)
Employer-Sponsored Retirement Programs





PROSPECTUS DATED MAY 1, 2001


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its portfolios.


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WHAT IS EQUI-VEST?


EQUI-VEST is a deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options ("investment options"). Each of these contracts may not currently be available in all states.





--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS*
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 FIXED INCOME:
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o EQ/Alliance High Yield               o EQ/Alliance Money Market
o EQ/Alliance Intermediate             o EQ/Alliance Quality Bond
   Government Securities
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 DOMESTIC STOCKS
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o EQ/Aggressive Stock                  o EQ/Equity 500 Index(2)
o EQ/Alliance Common Stock             o EQ/Evergreen Omega(3)
o EQ/Alliance Growth and Income        o EQ/FI Mid Cap
o EQ/Premier Growth                    o EQ/FI Small/Mid Cap Value(4)
o EQ/Alliance Small Cap Growth         o EQ/Janus Large Cap Growth
o EQ/Alliance Technology               o EQ/Mercury Basic Value Equity
o EQ/AXP New Dimensions                o EQ/MFS Emerging Growth
o EQ/AXP Strategy Aggressive             Companies
o EQ/Bernstein Diversified Value(1)    o EQ/MFS Investors Trust(5)
o EQ/Calvert Socially Responsible**    o EQ/MFS Research
o EQ/Capital Guardian Research         o EQ/Putnam Growth & Income
o EQ/Capital Guardian U.S. Equity        Value
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 INTERNATIONAL STOCKS
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o EQ/Alliance Global                   o EQ/Morgan Stanley Emerging
o EQ/Alliance International              Markets Equity
                                       o EQ/T. Rowe Price International
                                        Stock
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 BALANCED/HYBRID
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o EQ/Alliance Growth Investors         o EQ/Balanced
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* Effective May 18, 2001, all of the names of the variable investment options will include "EQ/."
** Available only for TSA and EDC Series 100 and 200 contracts.
(1) Available on or about May 18, 2001.
(2) Formerly named "Alliance Equity Index."
(3) Formerly named "EQ/Evergreen."
(4) Formerly named "Warbug Pincus Small Company Value."
(5) This reflects the name change of the MFS Growth with Income option, effective May 18, 2001.

You allocate amounts to the variable investment options, under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of either Class IA or IB shares of EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

GUARANTEED INTEREST OPTION. You may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.

FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date. Fixed maturity options may not be available in your state. Check with your financial professional regarding availability.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2001, is a part of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office or calling 1 (800) 628-6673. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.







THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF
PRINCIPAL.
                                                                          X00030

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TYPES OF CONTRACTS. We offer different "series" of contracts for use as:


Employer funded traditional Individual retirement annuities ("IRAs"):


o A simplified employee pension plan ("SEP") sponsored by an employer.

o SEPs funded by salary reduction arrangements ("SARSEPs") for plans established by employers before January 1, 1997. Although we still issue these contracts to employees whose employer's plans enrolled on this basis, plans of this type are no longer available under EQUI-VEST to new employer groups without existing plans.


o SIMPLE IRAs funded by employee salary reduction and employer contributions.


Other employer-sponsored contracts:

o Trusteed contracts to fund defined contribution "HR-10" or "Keogh" plans of employers who are sole proprietorships, partnerships, or business trusts, or plans of corporations including non-profit organizations and states or local governmental entities.

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity (basic "TSA") for public schools and nonprofit entities under Internal Revenue Code
  Section 501(c)(3).

o A TSA annuity issued to participants of TSA plans generally sponsored by universities ("University TSA") that prohibits loans and has restrictions not included in a basic TSA.

o To fund Internal Revenue Code Section 457 employee deferred compensation ("EDC") plans of state and municipal governments and other tax-exempt organizations.

o Annuitant-Owned contracts to fund defined contribution HR-10 or Keogh plans.

Minimum contribution amounts of $20 may be made under the contract.

Contents of this prospectus

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EQUI-VEST(R)


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Index of key words and phrases                                               6
Who is Equitable Life?                                                       8
How to reach us                                                              9
EQUI-VEST employer-sponsored retirement programs at a glance --
 key features                                                               12
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FEE TABLE                                                                   15
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Examples: EQUI-VEST series 300 and 400 contracts                            18
Examples: EQUI-VEST series 100 and 200 contracts                            20
Condensed financial information                                             25
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1 CONTRACT FEATURES AND BENEFITS                                             26
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How you can purchase and contribute to your contract                        26
Owner and annuitant requirements                                            27
How you can make your contributions                                         27
What are your investment options under the contract?                        28
Selecting your investment method                                            32
ERISA considerations for employers                                          33
Allocating your contributions                                               33
Your right to cancel within a certain number of days                        34
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2 DETERMINING YOUR CONTRACT'S VALUE                                          35
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Your account value and cash value                                           35
Your contract's value in the variable investment options                    35
Your contract's value in the guaranteed interest option                     35
Your contract's value in the fixed maturity options                         35


-------------------------
"We," "our" and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

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3 TRANSFERRING YOUR MONEY AMONG
     INVESTMENT OPTIONS                                                     36
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Transferring your account value                                             36
Disruptive transfer activity                                                36
Automatic transfer options                                                  37
Investment simplifier                                                       37
Rebalancing your account value                                              37
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4 ACCESSING YOUR MONEY                                                      39
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Withdrawing your account value                                              39
How withdrawals are taken from your account value                           40
Loans under TSA and Corporate Trusteed contracts                            40
Termination                                                                 41
Texas ORP participants                                                      41
When to expect payments                                                     41
Your annuity payout options                                                 42
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5 CHARGES AND EXPENSES                                                      44
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Charges that Equitable Life deducts                                         44
Charges under the contracts                                                 44
Charges that EQ Advisors Trust deducts                                      50
Group or sponsored arrangements                                             51
Other distribution arrangements                                             51
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6 PAYMENT OF DEATH BENEFIT                                                  52
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Your beneficiary and payment of benefit                                     52
How death benefit payment is made                                           52
Beneficiary continuation option                                             52
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7 TAX INFORMATION                                                           54
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Tax information and ERISA matters                                           54
Buying a contract to fund a retirement arrangement                          54
Special rules for tax-favored retirement programs                           54
Qualified plans                                                             54
Tax-sheltered annuity arrangements (TSAs)                                   55
Distributions from Qualified Plans and TSAs                                 57
Simplified Employee Pensions (SEPs)                                         59
SIMPLE IRAs (Savings Incentive Match Plan)                                  60
Public and tax-exempt organization employee
     deferred compensation plans (EDC Plans)                                61
Traditional Individual Retirement Annuities
     (Traditional IRAs)                                                     62
ERISA matters                                                               70
Certain rules applicable to plans designed
     to comply with Section 404(c) of ERISA                                 71
Federal and state income tax withholding and
     information reporting                                                  71
Federal income tax withholding on periodic annuity payments                 71
Federal income tax withholding on non-periodic annuity
 payments (withdrawals)                                                     72
Mandatory withholding from TSA and qualified plan distributions             72
Impact of taxes to Equitable Life                                           72
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8 MORE INFORMATION                                                          73
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About our Separate Account A                                                73
About EQ Advisors Trust                                                     73
About our fixed maturity options                                            74
About the general account                                                   75
About other methods of payment                                              75
Dates and prices at which contract events occur                             76
About your voting rights                                                    77
About legal proceedings                                                     77
About our independent accountants                                           77
Financial statements                                                        78
Transfers of ownership, collateral assignments,
     loans, and borrowing                                                   78
Funding changes                                                             78
Distribution of the contracts                                               78
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9 INVESTMENT PERFORMANCE                                                    79
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Communicating performance data                                              82
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10 INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           84
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APPENDICES
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I -- Condensed financial information                                       A-1
II -- Original contracts                                                   B-1
III -- Market value adjustment example                                     C-1

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STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
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Index of key words and phrases

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                                                                               6

This index should help you locate more information on the terms used in this prospectus.





                                    PAGE
account value                         35
annuitant                             27
annuity payout options                42
Annuitant-Owned HR-10                  2
beneficiary                           52
business day                          76
cash value                            35
contract date                         14
contract date anniversary             14
contract year                         14
contributions                         54
disruptive transfer activity          36
DOL                                   54
EDC                                    2
EQAccess                               9
ERISA                                 54
elective deferral contributions       55
fixed maturity amount                 31
fixed maturity option                 31
guaranteed interest option            31


                                    PAGE
IRA                                    2
investment options                    28
market timing                         36
nonelective contribution              56
portfolio                          cover
processing office                      9
Required Beginning Date               68
SAI                                cover
SEC                                cover
Salary reduction contributions        56
SARSEP                                 2
SEP                                    2
SIMPLE IRA                             2
TOPS                                   9
Trusteed contracts                     2
TSA                                    2
unit                                  35
unit investment trust                 73
variable investment options           28


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.



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 PROSPECTUS                      CONTRACT OR SUPPLEMENTAL MATERIALS
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  fixed maturity options        Guarantee Periods or Fixed Maturity Accounts
  variable investment options   Investment Funds or Investment Divisions
  account value                 Annuity Account Value
  guaranteed interest option    Guaranteed Interest Account
  unit                          Accumulation unit
  unit value                    Accumulation unit value
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In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss four series of contracts. However, only three are available for new purchasers. Once you have purchased a contract you can identify the EQUI-VEST series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:



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 TSA, SEP, SARSEP, EDC, ANNUITANT-OWNED HR-10 AND TRUSTEED CONTRACTS      series 100
 ISSUED BEFORE AUGUST 17, 1995.
                                                                          This series is no longer available for
                                                                          new purchasers except in NY, NJ, OR
                                                                          and Washington. Information in this
                                                                          prospectus is provided for our existing
                                                                          series 100 contract owners only.
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 TSA, EDC, ANNUITANT-OWNED HR-10 AND TRUSTEED CONTRACTS ISSUED ON OR      series 200
 AFTER AUGUST 17, 1995. SEP AND SARSEP CONTRACTS ISSUED ON OR AFTER
 AUGUST 17, 1995 AND BEFORE NOVEMBER 1, 1995 AND CURRENTLY IN A STATE     This series is available for new
 WHERE THE SERIES 300 CONTRACT HAS NOT BEEN APPROVED.                     purchasers of TSA, EDC and Annuitant-
                                                                          Owned HR-10 contracts. Also available
                                                                          for SEP contracts in Maryland. Series
                                                                          200 Trusteed contracts are available for
                                                                          new purchases in Virginia.
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 SEP CONTRACTS ISSUED ON OR AFTER NOVEMBER 1, 1995 IN STATES WHICH        series 300
 HAVE APPROVED THE SERIES 300 CONTRACT.
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 SIMPLE IRA CONTRACTS IN ALL APPROVED STATES. (WE RESERVE THE RIGHT TO    series 400
 ISSUE A SERIES 200 OR 300 SIMPLE IRA CONTRACT, AS NECESSARY, FOR STATES
 NOT APPROVING THE SERIES 400 VERSION.)
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We also have contracts that we refer to as "original contracts." These contracts are no longer available for new purchasers. Any information about original contracts which is different from the current series we offer can be found in Appendix II, which will be referenced throughout this prospectus when it applies.

WHO IS EQUITABLE LIFE?

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We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $483.1 billion in assets as of December 31, 2000. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

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HOW TO REACH US


You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


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FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
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Equitable Life
EQUI-VEST
Unit Collections
P.O. Box 13463
Newark, NJ 07188-0463

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FOR TSA AND CORPORATE TRUSTEED LOAN REPAYMENTS
SENT BY REGULAR MAIL:
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Equitable Life
Loan Repayment
EQUI-VEST Lockbox
P.O. Box 13496
Newark, NJ 07188-0496

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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
BY REGULAR MAIL:
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Equitable Life
EQUI-VEST
P.O. Box 2996
New York, NY 10116-2996

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FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
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Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard
3rd Floor
Secaucus, NJ 07094
Attn: Box 13463

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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
BY EXPRESS DELIVERY:
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Equitable Life
EQUI-VEST
200 Plaza Drive
2nd Floor
Secaucus, NJ 07094

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REPORTS WE PROVIDE:
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o written confirmation of financial transactions;

o quarterly statements of your contract values; and

o statement of your contract values as of the last day of the contract year.
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TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS")
AND EQACCESS SYSTEMS
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TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

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You can also:


o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option; and


o elect the investment simplifier (not available through EQAccess); and

o change your TOPS personal identification number ("PIN") (not available through EQAccess); and

o change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll-free 1 (800) 755-7777. You may use EQAccess by visiting our Web site at http://www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or wilful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you are engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options").



CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number 1 (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m., Eastern Time.

TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) election of the automatic investment program (not applicable to all contracts);

(2) election of the investment simplifier;

(3) election of the automatic NQ deposit service;

(4) election of the rebalancing program;

(5) to obtain a PIN required for TOPS;

(6) election of required minimum distribution option;

(7) transfer/rollover of assets to another carrier;


(8) request for a loan (ERISA and non-ERISA TSA and Corporate Trusteed contracts);

(9) tax withholding election; and

(10) contract surrender and withdrawal requests.



WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;


(2) beneficiary changes; and

(3) transfers among investment options.

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TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) investment simplifier;

(3) rebalancing program;

(4) systematic withdrawals; and

(5) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. For TSA, SEP, and SIMPLE IRA contracts we need the annuitant's signature and in some cases the Plan Administrator's signature if the Plan requires it.

EQUI-VEST employer-sponsored retirement
programs at a glance --
key features



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PROFESSIONAL           EQUI-VEST's variable investment options invest in different portfolios managed by professional
INVESTMENT             investment advisers.
MANAGEMENT
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GUARANTEED             o Principal and interest guarantees
INTEREST OPTION        o  Interest rates set periodically
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FIXED MATURITY         o 10 (7 in Oregon) fixed maturity options with maturities ranging from approximately 1 to 10 (1 to
                         7 in Oregon) years.
OPTIONS                o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                       -------------------------------------------------------------------------------------------------------------
                       If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. This may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment may also apply.
                       -------------------------------------------------------------------------------------------------------------
                       o Only available for contracts in states where approved.
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TAX ADVANTAGES         o On earnings inside        No tax until you make withdrawals from your contract or receive
                         the contract              annuity payments.
                       -------------------------------------------------------------------------------------------------------------
                       o On transfers inside       No tax on transfers among investment options.
                         the contract
                       -------------------------------------------------------------------------------------------------------------
                       Because you are purchasing an annuity contract as a Tax Sheltered Annuity (TSA), or to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal
                       Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax
                       Information", below).
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MINIMUM CONTRIBUTION   o $20 each contribution
AMOUNTS                o maximum contribution limits may apply.
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ACCESS TO YOUR MONEY   o Lump sum withdrawals
                       o Several withdrawal options on a periodic basis
                       o Required minimum distribution option
                       o Contract surrender
                       -------------------------------------------------------------------------------------------------------------
                       Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
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PAYOUT OPTIONS        o Fixed annuity payout options

                      o Variable annuity payout options
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ADDITIONAL FEATURES   o Dollar cost averaging by automatic transfers
                        -- Interest sweep option
                        -- Fixed dollar option

                      o Automatic investment program (not applicable to all contracts)

                      o Account value rebalancing (quarterly, semiannually, and annually)

                      o No charge on transfers among investment options

                      o Waiver of withdrawal charge for disability, confinement to a  nursing home, and terminal illness
                        (series 300 and 400 only)
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FEES AND CHARGES      o Daily charge on amounts invested in variable investment options for mortality and expense risks and other expenses at current annual rates determined by contract series:

                        series 100 -- 1.34%; three options at 1.49%.
                        series 200 -- 1.34%; three options at 1.40%.
                        series 300 and 400: 1.35% (maximum of 2.00% for series 400).

                      o Annual administrative charge:

                        series 100 and 200: $30 or 2% of the account value, if less.
                        series 300 and 400: $30 currently or during the first two contract years 2% of the account value, if less ($65 maximum).

                      o Charge for third-party transfer (such as in the case of a trustee-to-trustee transfer for an IRA contract) or exchange (if your contract is exchanged for a contract issued by another insurance company):

                        series 100 and 200: none
                        series 300 and 400: $25 currently ($65 maximum) per occurrence.

                      o No sales charge deducted at the time you make contributions.

                      o Withdrawal charge:

                        -- series 300, 400, and Trusteed contracts under series 100 and 200: We deduct a charge equal to 6% of contributions that have been withdrawn if such contributions were made in the current and five prior contract years.

                        All non-Trusteed contracts under series 100 and 200: 6% generally declining for the first through 12th contract years. The total of all withdrawal charges may not exceed 8% of all contributions made during a specified period before the withdrawal is made.

                        There is no charge in any contract year in which the amount withdrawn does not exceed 10% of your account value at the time of your withdrawal request minus prior withdrawals in that contract year.
                        Under certain circumstances the withdrawal charge will not apply. They are discussed in
                        "Charges and expenses" later in this prospectus.
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FEES AND CHARGES    ----------------------------------------------------------------------
(CONTINUED)         The "contract date" is the effective date of a contract.
                    This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period  after that date is a "contract year."
                    The end of each 12-month period is your "contract date anniversary."
                    ----------------------------------------------------------------------
                    o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                    o We deduct a $350 annuity administrative fee from amounts applied to a variable annuity payout option.

                    o Annual expenses of EQ Advisors Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging
                      from 0.25% to 1.15% annually, other expenses, and for Class IB shares 12b-1 fees of 0.25% annually.

------------------------------------------------------------------------------------------------------------------------------------

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY, OR MAY BE IMPOSED BY EMPLOYERS UNDER THEIR PLANS. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS, AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT, INCLUDING ALL VARIABLE INVESTMENT OPTIONS, ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD.


For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.



OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different than those offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.

Fee table


-----
15
--------------------------------------------------------------------------------


The fee tables below will help you understand the various charges and expenses that apply to your contract series. The tables reflect charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.


The guaranteed interest option and fixed maturity options is not covered by the fee tables and examples. However, the annual administrative charge, the withdrawal charge, and the third-party transfer or exchange charge do apply to the guaranteed interest option. Also, an annuity administrative fee may apply when your annuity payments are to begin.





------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF
DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                      EQ/BALANCED, EQ/ALLIANCE
                                          COMMON STOCK,                  ALL OTHER
                                           EQ/ALLIANCE                VARIABLE INVESTMENT
                                       MONEY MARKET OPTIONS                OPTIONS
                                      ---------------------           -------------------
                                      SERIES     SERIES               SERIES    SERIES
                                       100        200                  100        200             SERIES 300 AND 400
                                      ----       ----                 -----     -----     ----------------------------------
Mortality and expense risk(1)         0.65%      1.15%                0.50%     1.09%     1.10%     current

Other expenses(2)                     0.84%      0.25%                0.84%     0.25%     0.25%
                                      ----       ----                 -----     -----     -----
Total Separate Account A                                                                            current (2.00% maximum
annual expenses(3)(4)                 1.49%      1.40%                1.34%     1.34%     1.35%     for series 400)
                                      ====       ====                 ====      ====      ====

------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------------------
Annual administrative charge(5)                                       $30 (under series 400: $65 maximum)
------------------------------------------------------------------------------------------------------------------------------------

CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge(6)                                                   6%

Charge for third-party transfer or exchange                                    series 100 and 200: none
                                                                               series 300 and 400: $25 for each occurrence
                                                                               ($65 maximum per occurrence for series 400)
------------------------------------------------------------------------------------------------------------------------------------

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16
--------------------------------------------------------------------------------




EQ ADVISORS TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NET
                                                                                                  TOTAL
                                                                                 OTHER            ANNUAL
                                                                                EXPENSES         EXPENSES
                                               MANAGEMENT                    (AFTER EXPENSE   (AFTER EXPENSE
                                                FEES(7)       12B-1 FEES(8)   LIMITATION)(9)   LIMITATION)(10)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.60%         N/A              0.07%            0.67%
EQ/Alliance Common Stock                         0.46%         N/A              0.05%            0.51%
EQ/Alliance Global                               0.72%         N/A              0.09%            0.81%
EQ/Alliance Growth and Income                    0.58%         N/A              0.05%            0.63%
EQ/Alliance Growth Investors                     0.56%         N/A              0.06%            0.62%
EQ/Alliance High Yield                           0.60%         N/A              0.07%            0.67%
EQ/Alliance Intermediate Government Securities   0.50%         N/A              0.08%            0.58%
EQ/Alliance International                        0.85%         N/A              0.29%            1.14%
EQ/Alliance Money Market                         0.34%         N/A              0.06%            0.40%
EQ/Alliance Premier Growth                       0.89%         0.25%            0.01%            1.15%
EQ/Alliance Quality Bond                         0.53%         N/A              0.06%            0.59%
EQ/Alliance Small Cap Growth                     0.75%         N/A              0.06%            0.81%
EQ/Alliance Technology                           0.90%         0.25%            0.00%            1.15%
EQ/AXP New Dimensions                            0.65%         0.25%            0.05%            0.95%
EQ/AXP Strategy Aggressive                       0.70%         0.25%            0.05%            1.00%
EQ/Balanced                                      0.57%         N/A              0.08%            0.65%
EQ/Bernstein Diversified Value                   0.65%         0.25%            0.05%            0.95%
EQ/Calvert Socially Responsible                  0.65%         0.25%            0.15%            1.05%
EQ/Capital Guardian Research                     0.65%         0.25%            0.05%            0.95%
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%            0.05%            0.95%
EQ/Equity 500 Index                              0.25%         N/A              0.06%            0.31%
EQ/Evergreen Omega                               0.65%         0.25%            0.05%            0.95%
EQ/FI Mid Cap                                    0.70%         0.25%            0.05%            1.00%
EQ/FI Small/Mid Cap Value                        0.75%         0.25%            0.10%            1.10%
EQ/Janus Large Cap Growth                        0.90%         0.25%            0.00%            1.15%
EQ/Mercury Basic Value Equity                    0.60%         0.25%            0.10%            0.95%
EQ/MFS Emerging Growth Companies                 0.62%         0.25%            0.10%            0.97%
EQ/MFS Investors Trust                           0.60%         0.25%            0.10%            0.95%
EQ/MFS Research                                  0.65%         0.25%            0.05%            0.95%
EQ/Morgan Stanley Emerging Markets Equity        1.15%         0.25%            0.40%            1.80%
EQ/Putnam Growth & Income Value                  0.60%         0.25%            0.10%            0.95%
EQ/T. Rowe Price International Stock             0.85%         0.25%            0.15%            1.25%
------------------------------------------------------------------------------------------------------------------------------------

-----
17
--------------------------------------------------------------------------------


Notes:

(1)  A portion of this charge is for providing the death benefit.
(2) For the series 300 and 400 contracts: we currently charge 0.25% for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock, and EQ/Alliance Money Market options and 0.24% for all the other options (we reserve the right to increase this charge to 0.25% at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contract.
(3) Total Separate Account A annual expenses (not including EQ Advisors Trust fees and other expenses) are guaranteed not to exceed a total annual rate of: (i) 2.00% for series 400; (ii) 1.35% for series 300 contracts; and
     (iii) 1.49% for series 100 contracts and 1.40% for series 200 contracts for the EQ/Balanced, EQ/Alliance Common Stock, and EQ/Alliance Money Market options; and (iv) for series 100 and 200 contracts an annual rate of 1.34% for all the other options except for those in (iii).
(4) For series 100 and 200 contracts, the total Separate Account A annual expenses and total annual expenses of EQ Advisors Trust fees when added together are not permitted to exceed 1.75% for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Alliance Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment options plus EQ Advisors Trust annual expenses for 1999 (as restated to reflect the revised management fees and the .01% increase in expenses that occurred when these portfolios became part of EQ Advisors Trust) would have been 1.89% for the EQ/Alliance Money Market option; 2.00% for the EQ/Alliance Common Stock option; 2.01% for the EQ/Aggressive Stock option; and 2.14% for the EQ/Balanced option.
(5) For series 300 and 400 contracts, during the first two contract years, this charge is currently equal to the lesser of $30 or 2% of your account value if it applies. Thereafter, the charge is $30 for each contract year, but we reserve the right to increase this charge to an annual maximum of $65. For series 100 and 200 contracts, some contracts are exempt from this charge.
(6) This charge applies to withdrawn contributions that were made in the current and five prior years. This charge is deducted upon a withdrawal of amounts, or defaulted loan amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.
(7) The management fee for each portfolio cannot be increased without a vote of that portfolio's shareholders. "The management fees shown reflect revised management fees, effective May 1, 2000, which were approved by shareholders."
(8) The Class IB shares of EQ Advisors Trust are subject to fees imposed under a distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. Class IA shares of EQ Advisors Trust are not subject to these fees.
(9) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Alliance Technology portfolio on May 1, 2000, "Other Expenses" shown have been annualized. Initial seed capital was invested for the EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive Portfolios on September 1, 2000, thus "Other Expenses" shown are estimated. See footnote (10) for any expense limitation agreement information.
(10) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." The amount shown for the EQ/Morgan Stanley Emerging Markets Portfolio, reflects a .05% decrease in the portfolio's expense waiver. This decrease in the expense waiver was effective on May 1, 2001. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached a sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust. The following chart indicates other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect.





--------------------------------------------------------------------------------
                                      OTHER EXPENSES
                                      (BEFORE ANY FEE
                                      WAIVERS AND/OR
                                          EXPENSE
PORTFOLIO NAME                        REIMBURSEMENTS)
--------------------------------------------------------------------------------
   EQ/Alliance Premier Growth               0.05%
   EQ/Alliance Technology                   0.06%
   EQ/AXP New Dimensions                    1.23%
   EQ/AXP Strategy Aggressive               0.57%
   EQ/Balanced                              0.08%
   EQ/Bernstein Diversified Value           0.15%
   EQ/Calvert Socially Responsible          1.47%
   EQ/Capital Guardian Research             0.16%
   EQ/Capital Guardian U.S. Equity          0.11%
   EQ/Evergreen Omega                       0.83%
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                      OTHER EXPENSES
                                      (BEFORE ANY FEE
                                      WAIVERS AND/OR
                                          EXPENSE
PORTFOLIO NAME                        REIMBURSEMENTS)
--------------------------------------------------------------------------------
   EQ/FI Mid Cap                            0.27%
   EQ/FI Small/Mid Cap Value                0.19%
   EQ/Janus Large Cap Growth                0.22%
   EQ/Mercury Basic Value Equity            0.10%
   EQ/MFS Investors Trust                   0.13%
   EQ/MFS Research                          0.07%
   EQ/Morgan Stanley Emerging
    Markets Equity                          0.52%
   EQ/Putnam Growth & Income Value          0.12%
   EQ/T. Rowe Price International Stock     0.24%
--------------------------------------------------------------------------------

-----
18
--------------------------------------------------------------------------------



EXAMPLES: EQUI-VEST SERIES 300 AND 400 CONTRACTS

For each type of series 300 and 400 contract, the examples below show the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed, and a 5% annual return is earned on the assets in that option.(1) The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated charge for the purpose of these examples of $0.489 per $1,000. We also assume there is no waiver of the withdrawal charge. The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each Portfolio of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included in the examples. Other than as indicated above, the charges and expenses used to compute the examples below are the maximum series 400 expenses rather than the lower current series 400 expenses or series 300 expenses.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.





------------------------------------------------------------------------------------------------------------------------------------
                                                          IF YOU SURRENDER YOUR CONTRACT
                                                             AT THE END OF EACH PERIOD
                                                           SHOWN, THE EXPENSES WOULD BE:
------------------------------------------------------------------------------------------------------------------------------------
                                                  1 YEAR      3 YEARS      5 YEARS     10 YEARS
EQ/Aggressive Stock                              $ 83.69     $ 145.01     $ 208.93     $ 314.55
EQ/Alliance Common Stock                         $ 82.11     $ 140.28     $ 200.64     $ 298.32
EQ/Alliance Global                               $ 85.08     $ 149.13     $ 215.76     $ 328.53
EQ/Alliance Growth and Income                    $ 83.30     $ 143.83     $ 206.86     $ 310.52
EQ/Alliance Growth Investors                     $ 83.20     $ 143.53     $ 206.35     $ 309.51
EQ/Alliance High Yield                           $ 83.69     $ 145.01     $ 208.93     $ 314.55
EQ/Alliance Intermediate Government Securities   $ 82.80     $ 142.35     $ 204.27     $ 305.45
EQ/Alliance International                        $ 88.36     $ 158.79     $ 231.58     $ 360.70
EQ/Alliance Money Market                         $ 81.01     $ 137.02     $ 194.90     $ 287.01
EQ/Alliance Premier Growth                       $ 88.46     $ 159.09     $ 232.05     $ 361.66
EQ/Alliance Quality Bond                         $ 82.90     $ 142.65     $ 204.79     $ 306.47
EQ/Alliance Small Cap Growth                     $ 85.08     $ 149.13     $ 215.76     $ 328.53
EQ/Alliance Technology                           $ 88.46     $ 159.09     $ 232.05     $ 361.66
EQ/AXP New Dimensions                            $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/AXP Strategy Aggressive                       $ 86.97     $ 154.70     $ 224.89     $ 347.19
EQ/Balanced                                      $ 83.50     $ 144.42     $ 207.90     $ 312.54
EQ/Bernstein Diversified Value                   $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Calvert Socially Responsible                  $ 87.47     $ 156.16     $ 227.28     $ 352.04
EQ/Capital Guardian Research                     $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Capital Guardian U.S. Equity                  $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Equity 500 Index                              $ 80.12     $ 134.35     $ 190.19     $ 277.67
EQ/Evergreen Omega                               $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/FI Mid Cap                                    $ 86.97     $ 154.70     $ 224.89     $ 347.19
EQ/FI Small/Mid Cap Value                        $ 87.96     $ 157.63     $ 229.67     $ 356.86
EQ/Janus Large Cap Growth                        $ 88.46     $ 159.09     $ 232.05     $ 361.66
EQ/Mercury Basic Value Equity                    $ 86.47     $ 153.24     $ 222.50     $ 342.31
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                      IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                         AT THE END OF EACH PERIOD SHOWN,
                                                              THE EXPENSES WOULD BE:
------------------------------------------------------------------------------------------------------------------------------------
                                                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
EQ/Aggressive Stock                              $ 28.53     $  87.45   $ 148.93     $ 314.55
EQ/Alliance Common Stock                         $ 26.86     $  82.45   $ 140.64     $ 298.32
EQ/Alliance Global                               $ 30.00     $  91.82   $ 156.14     $ 328.53
EQ/Alliance Growth and Income                    $ 28.11     $  86.20   $ 146.86     $ 310.52
EQ/Alliance Growth Investors                     $ 28.01     $  85.89   $ 146.35     $ 309.51
EQ/Alliance High Yield                           $ 28.53     $  87.45   $ 148.93     $ 314.55
EQ/Alliance Intermediate Government Securities   $ 27.59     $  84.64   $ 144.27     $ 305.45
EQ/Alliance International                        $ 33.47     $ 102.07   $ 172.96     $ 360.70
EQ/Alliance Money Market                         $ 25.70     $  78.99   $ 134.90     $ 287.01
EQ/Alliance Premier Growth                       $ 33.57     $ 102.38   $ 173.47     $ 361.66
EQ/Alliance Quality Bond                         $ 27.70     $  84.95   $ 144.79     $ 306.47
EQ/Alliance Small Cap Growth                     $ 30.00     $  91.82   $ 156.14     $ 328.53
EQ/Alliance Technology                           $ 33.57     $ 102.38   $ 173.47     $ 361.66
EQ/AXP New Dimensions                            $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/AXP Strategy Aggressive                       $ 32.00     $  97.73   $ 165.86     $ 347.19
EQ/Balanced                                      $ 28.32     $  86.83   $ 147.90     $ 312.54
EQ/Bernstein Diversified Value                   $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Calvert Socially Responsible                  $ 32.52     $  99.28   $ 168.40     $ 352.04
EQ/Capital Guardian Research                     $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Capital Guardian U.S. Equity                  $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Equity 500 Index                              $ 24.76     $  76.16   $ 130.19     $ 277.67
EQ/Evergreen Omega                               $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/FI Mid Cap                                    $ 32.00     $  97.73   $ 165.86     $ 347.19
EQ/FI Small/Mid Cap Value                        $ 33.05     $ 100.83   $ 170.94     $ 356.86
EQ/Janus Large Cap Growth                        $ 33.57     $ 102.38   $ 173.47     $ 361.66
EQ/Mercury Basic Value Equity                    $ 31.47     $  96.18   $ 163.31     $ 342.31
------------------------------------------------------------------------------------------------------------------------------------

-----
19
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                     IF YOU SURRENDER YOUR CONTRACT
                                                        AT THE END OF EACH PERIOD
                                                      SHOWN, THE EXPENSES WOULD BE:
------------------------------------------------------------------------------------------------------------------------------------
                                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
EQ/MFS Emerging Growth Companies            $ 86.67     $ 153.82     $ 223.46     $ 344.26
EQ/MFS Investors Trust                      $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/MFS Research                             $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Morgan Stanley Emerging Markets Equity   $ 94.91     $ 177.92     $ 262.53     $ 421.86
EQ/Putnam Growth & Income Value             $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/T. Rowe Price International Stock        $ 89.45     $ 162.00     $ 236.80     $ 371.19
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                 IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    AT THE END OF EACH PERIOD SHOWN,
                                                         THE EXPENSES WOULD BE:
------------------------------------------------------------------------------------------------------------------------------------
                                             1 YEAR     3 YEARS     5 YEARS      10 YEARS
EQ/MFS Emerging Growth Companies            $ 31.68     $  96.80   $ 164.33     $ 344.26
EQ/MFS Investors Trust                      $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/MFS Research                             $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Morgan Stanley Emerging Markets Equity   $ 40.39     $ 122.35   $ 205.89     $ 421.86
EQ/Putnam Growth & Income Value             $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/T. Rowe Price International Stock        $ 34.62     $ 105.47   $ 178.52     $ 371.19
------------------------------------------------------------------------------------------------------------------------------------



(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money."



IF YOU ELECT A VARIABLE PAYOUT OPTION:


Assuming an annuity payout option could be issued (see note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example of "if you do not surrender your contract" would, in each case, be increased by $6.08 based on the average amount applied to annuity payout options in 2000. See "Annuity administrative fee" under "Charges and expenses."

-----
20
--------------------------------------------------------------------------------



EXAMPLES: EQUI-VEST SERIES 100 AND 200 CONTRACTS

For each type of series 100 and 200 contract, the examples below show the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed, and a 5% annual return is earned on the assets in that option.(1) The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.489 per $1,000. We also assume there is no waiver of the withdrawal charge. The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each Portfolio of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included in the examples. Other than as indicated above, the charges and expenses used to compute the examples below are the maximum expenses (taking into account the expense limitation at an annual rate of 1.75% for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Alliance Money Market options) rather than the lower current charge.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH PERIOD SHOWN,
THE EXPENSES WOULD BE:

FOR SEP, SARSEP, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS:





------------------------------------------------------------------------------------------------------------------------------------
                                        IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                     EACH PERIOD SHOWN,
                                                   THE EXPENSES WOULD BE:
                              ------------------------------------------------------------------------------------------------------
                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                  $ 80.75     $ 124.20     $ 163.40     $ 254.23
EQ/Alliance Common Stock             $ 80.75     $ 124.20     $ 163.40     $ 254.23
EQ/Alliance Global                   $ 84.69     $ 136.09     $ 183.44     $ 296.05
EQ/Alliance Growth and Income        $ 82.92     $ 130.75     $ 174.47     $ 277.44
EQ/Alliance Growth Investors         $ 82.82     $ 130.45     $ 173.96     $ 276.40
EQ/Alliance High Yield               $ 83.31     $ 131.94     $ 176.47     $ 281.61
EQ/Alliance Intermediate Government
 Securities                          $ 82.42     $ 129.26     $ 171.96     $ 272.21
EQ/Alliance International            $ 87.95     $ 145.83     $ 199.72     $ 329.30
EQ/Alliance Money Market             $ 80.75     $ 124.20     $ 163.40     $ 254.23
EQ/Alliance Premier Growth           $ 88.05     $ 146.12     $ 200.21     $ 330.29
EQ/Alliance Quality Bond             $ 82.52     $ 129.56     $ 172.46     $ 273.26
EQ/Alliance Small Cap Growth         $ 84.69     $ 136.09     $ 183.44     $ 296.05
EQ/Alliance Technology               $ 88.05     $ 146.12     $ 200.21     $ 330.29
EQ/AXP New Dimensions                $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/AXP Strategy Aggressive           $ 86.57     $ 141.70     $ 192.84     $ 315.33
EQ/Balanced                          $ 80.75     $ 124.20     $ 163.40     $ 254.23
EQ/Bernstein Diversified Value       $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/Calvert Socially Responsible      $ 87.06     $ 143.18     $ 195.30     $ 320.34
EQ/Capital Guardian Research         $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/Capital Guardian U.S. Equity      $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/Equity 500 Index                  $ 79.76     $ 121.21     $ 158.34     $ 243.51
------------------------------------------------------------------------------------------------------------------------------------

-----
21
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

                                               IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                            EACH PERIOD SHOWN,
                                                          THE EXPENSES WOULD BE:
                              ------------------------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                          $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/FI Mid Cap                               $ 86.57     $ 141.70     $ 192.84     $ 315.33
EQ/FI Small/Mid Cap Value                   $ 87.55     $ 144.65     $ 197.76     $ 325.33
EQ/Janus Large Cap Growth                   $ 88.05     $ 146.12     $ 200.21     $ 330.29
EQ/Mercury Basic Value Equity               $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/MFS Emerging Growth Companies            $ 86.27     $ 140.82     $ 191.36     $ 312.31
EQ/MFS Investors Trust                      $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/MFS Research                             $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/Morgan Stanley Emerging Markets Equity   $ 94.46     $ 165.10     $ 231.58     $ 392.51
EQ/Putnam Growth & Income Value             $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/T. Rowe Price International Stock        $ 89.03     $ 149.06     $ 205.09     $ 340.13
------------------------------------------------------------------------------------------------------------------------------------

-----
22
--------------------------------------------------------------------------------


FOR TSA AND UNIVERSITY TSA CONTRACTS:





------------------------------------------------------------------------------------------------------------------------------------
                                               IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                            EACH PERIOD SHOWN,
                                                          THE EXPENSES WOULD BE:
                              ------------------------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                         $ 74.56     $ 117.62     $ 163.40     $ 254.23
EQ/Alliance Common Stock                    $ 74.56     $ 117.62     $ 163.40     $ 254.23
EQ/Alliance Global                          $ 78.53     $ 129.59     $ 183.44     $ 296.05
EQ/Alliance Growth and Income               $ 76.74     $ 124.22     $ 174.47     $ 277.44
EQ/Alliance Growth Investors                $ 76.64     $ 123.92     $ 173.96     $ 276.40
EQ/Alliance High Yield                      $ 77.14     $ 125.41     $ 176.47     $ 281.61
EQ/Alliance Intermediate Government
 Securities                                 $ 76.25     $ 122.72     $ 171.96     $ 272.21
EQ/Alliance International                   $ 81.81     $ 139.39     $ 199.72     $ 329.30
EQ/Alliance Money Market                    $ 74.56     $ 117.62     $ 163.40     $ 254.23
EQ/Alliance Premier Growth                  $ 81.91     $ 139.69     $ 200.21     $ 330.29
EQ/Alliance Quality Bond                    $ 76.35     $ 123.02     $ 172.46     $ 273.26
EQ/Alliance Small Cap Growth                $ 78.53     $ 129.59     $ 183.44     $ 296.05
EQ/Alliance Technology                      $ 81.91     $ 139.69     $ 200.21     $ 330.29
EQ/AXP New Dimensions                       $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/AXP Strategy Aggressive                  $ 80.42     $ 135.24     $ 192.84     $ 315.33
EQ/Balanced                                 $ 74.56     $ 117.62     $ 163.40     $ 254.23
EQ/Bernstein Diversified Value              $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/Calvert Socially Responsible             $ 80.91     $ 136.73     $ 195.30     $ 320.34
EQ/Capital Guardian Research                $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/Capital Guardian U.S. Equity             $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/Equity 500 Index                         $ 73.57     $ 114.61     $ 158.34     $ 243.51
EQ/Evergreen Omega                          $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/FI Mid Cap                               $ 80.42     $ 135.24     $ 192.84     $ 315.33
EQ/FI Small/Mid Cap Value                   $ 81.41     $ 138.21     $ 197.76     $ 325.33
EQ/Janus Large Cap Growth                   $ 81.91     $ 139.69     $ 200.21     $ 330.29
EQ/Mercury Basic Value Equity               $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/MFS Emerging Growth Companies            $ 80.12     $ 134.35     $ 191.36     $ 312.31
EQ/MFS Investors Trust                      $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/MFS Research                             $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/Morgan Stanley Emerging Markets Equity   $ 88.36     $ 158.79     $ 231.58     $ 392.51
EQ/Putnam Growth & Income Value             $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/T. Rowe Price International Stock        $ 82.90     $ 142.65     $ 205.09     $ 340.13
------------------------------------------------------------------------------------------------------------------------------------

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23
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FOR ALL SERIES 200 TRUSTEED CONTRACTS:





------------------------------------------------------------------------------------------------------------------------------------
                                               IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                            EACH PERIOD SHOWN,
                                                          THE EXPENSES WOULD BE:
                              ------------------------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                         $ 74.56     $ 117.62     $ 163.40     $ 217.55
EQ/Alliance Common Stock                    $ 74.56     $ 117.62     $ 163.40     $ 217.55
EQ/Alliance Global                          $ 78.53     $ 129.59     $ 183.44     $ 260.84
EQ/Alliance Growth and Income               $ 76.74     $ 124.22     $ 174.47     $ 241.58
EQ/Alliance Growth Investors                $ 76.64     $ 123.92     $ 173.96     $ 240.49
EQ/Alliance High Yield                      $ 77.14     $ 125.41     $ 176.47     $ 245.89
EQ/Alliance Intermediate Government
 Securities                                 $ 76.25     $ 122.72     $ 171.96     $ 236.16
EQ/Alliance International                   $ 81.81     $ 139.39     $ 199.72     $ 295.25
EQ/Alliance Money Market                    $ 74.56     $ 117.62     $ 163.40     $ 217.55
EQ/Alliance Premier Growth                  $ 81.91     $ 139.69     $ 200.21     $ 296.28
EQ/Alliance Quality Bond                    $ 76.35     $ 123.02     $ 172.46     $ 237.25
EQ/Alliance Small Cap Growth                $ 78.53     $ 129.59     $ 183.44     $ 260.84
EQ/Alliance Technology                      $ 81.91     $ 139.69     $ 200.21     $ 296.28
EQ/AXP New Dimensions                       $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/AXP Strategy Aggressive                  $ 80.42     $ 135.24     $ 192.84     $ 280.79
EQ/Balanced                                 $ 74.56     $ 117.62     $ 163.40     $ 217.55
EQ/Bernstein Diversified Value              $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/Calvert Socially Responsible             $ 80.91     $ 136.73     $ 195.30     $ 285.98
EQ/Capital Guardian Research                $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/Capital Guardian U.S. Equity             $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/Equity 500 Index                         $ 73.57     $ 114.61     $ 158.34     $ 206.46
EQ/Evergreen Omega                          $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/FI Mid Cap                               $ 80.42     $ 135.24     $ 192.84     $ 280.79
EQ/FI Small/Mid Cap Value                   $ 81.41     $ 138.21     $ 197.76     $ 291.14
EQ/Janus Large Cap Growth                   $ 81.91     $ 139.69     $ 200.21     $ 296.28
EQ/Mercury Basic Value Equity               $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/MFS Emerging Growth Companies            $ 80.12     $ 134.35     $ 191.36     $ 277.67
EQ/MFS Investors Trust                      $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/MFS Research                             $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/Morgan Stanley Emerging Markets Equity   $ 88.36     $ 158.79     $ 231.58     $ 360.70
EQ/Putnam Growth & Income Value             $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/T. Rowe Price International Stock        $ 82.90     $ 142.65     $ 205.09     $ 306.47
------------------------------------------------------------------------------------------------------------------------------------

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IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE: FOR ALL SERIES 100 AND 200 CONTRACTS:





------------------------------------------------------------------------------------------------------------------------------------
                                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                         $ 18.88     $  58.42     $ 100.46     $ 217.55
EQ/Alliance Common Stock                    $ 18.88     $  58.42     $ 100.46     $ 217.55
EQ/Alliance Global                          $ 23.08     $  71.11     $ 121.77     $ 260.84
EQ/Alliance Growth and Income               $ 21.19     $  65.41     $ 112.22     $ 241.58
EQ/Alliance Growth Investors                $ 21.08     $  65.10     $ 111.69     $ 240.49
EQ/Alliance High Yield                      $ 21.61     $  66.68     $ 114.35     $ 245.89
EQ/Alliance Intermediate Government
 Securities                                 $ 20.66     $  63.83     $ 109.56     $ 236.16
EQ/Alliance International                   $ 26.54     $  81.50     $ 139.08     $ 295.25
EQ/Alliance Money Market                    $ 18.88     $  58.42     $ 100.46     $ 217.55
EQ/Alliance Premier Growth                  $ 26.65     $  81.82     $ 139.60     $ 296.28
EQ/Alliance Quality Bond                    $ 20.77     $  64.14     $ 110.09     $ 237.25
EQ/Alliance Small Cap Growth                $ 23.08     $  71.11     $ 121.77     $ 260.84
EQ/Alliance Technology                      $ 26.65     $  81.82     $ 139.60     $ 296.28
EQ/AXP New Dimensions                       $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/AXP Strategy Aggressive                  $ 25.07     $  77.10     $ 131.76     $ 280.79
EQ/Balanced                                 $ 18.88     $  58.42     $ 100.46     $ 217.55
EQ/Bernstein Diversified Value              $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/Calvert Socially Responsible             $ 25.60     $  78.68     $ 134.38     $ 285.98
EQ/Capital Guardian Research                $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/Capital Guardian U.S. Equity             $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/Equity 500 Index                         $ 17.83     $  55.23     $  95.07     $ 206.46
EQ/Evergreen Omega                          $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/FI Mid Cap                               $ 25.07     $  77.10     $ 131.76     $ 280.79
EQ/FI Small/Mid Cap Value                   $ 26.12     $  80.25     $ 136.99     $ 291.14
EQ/Janus Large Cap Growth                   $ 26.65     $  81.82     $ 139.60     $ 296.28
EQ/Mercury Basic Value Equity               $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/MFS Emerging Growth Companies            $ 24.76     $  76.16     $ 130.19     $ 277.67
EQ/MFS Investors Trust                      $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/MFS Research                             $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/Morgan Stanley Emerging Markets Equity   $ 33.47     $ 102.07     $ 172.96     $ 360.70
EQ/Putnam Growth & Income Value             $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/T. Rowe Price International Stock        $ 27.70     $  84.95     $ 144.79     $ 306.47
------------------------------------------------------------------------------------------------------------------------------------



(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money."

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25
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IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued, (see note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example of "if you do not surrender your contract" would, in each case, be increased by $6.08 based on the average amount applied to annuity payout options in 2000. See "Annuity administrative fee" under "Charges and expenses."


CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2000.

1 CONTRACT FEATURES AND BENEFITS

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26
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HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount of $20 for each type and series of contract purchased. If the total annual contributions to a TSA will be at least $200 annually, we may accept contributions of less than $20. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About other methods of payment" in "More information" later in this prospectus. The following table summarizes our rules regarding contributions to your contract.





------------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE    SOURCE OF CONTRIBUTIONS                                LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
SEP              o Employer                                             o Annual employer contributions up to the lesser of
                                                                          $25,500 or 15% of employee compensation

                                                                        o Limits on contributions after age 70-1/2
------------------------------------------------------------------------------------------------------------------------------------
SARSEP           o Employer remitted employee salary reduction and/or   o Annual employer contributions up to the lesser of
                 nonelective employer contributions (pre 1997 plans       $25,500 or 15% of employee compensation
                 only)

                                                                        o Limits on contributions after age 70-1/2

                                                                        o Maximum salary reduction contribution is $10,500
                                                                          for 2001
------------------------------------------------------------------------------------------------------------------------------------
SIMPLE IRA       o Employee salary reduction; employer match            o Salary reduction contributions up to $6,500 for
                                                                          2001; employer matching contributions up to 3% of
                                                                          employee compensation

                                                                        o Limits on contributions after age 70-1/2
------------------------------------------------------------------------------------------------------------------------------------
Unincorporated   o Employer, including for self employed                o Maximum amount of contributions subject to tax law
and Corporate                                                             formula which varies
Trusteed         o Salary reduction 401(k) if plan permits
                                                                        o Maximum salary reduction contribution is $10,500
                                                                          for 2001
------------------------------------------------------------------------------------------------------------------------------------
TSA and          o Employer remitted employee salary reduction and/or   o Maximum amount of contributions subject to tax law
University TSA     various types of employer contributions                formula, which varies

                 o Rollovers from another TSA contract or arrangement   o Maximum salary reduction contribution is $10,500
                   or from a traditional IRA which was a "conduit" for    for 2001
                   TSA funds previously rolled over
                                                                        o Rollover or direct transfer contributions after age
                 o Direct transfers from another contract or              70-1/2 must be net of required minimum distributions
                   arrangement under Section 403(b) of the Internal
                   Revenue Code, complying with IRS Revenue Ruling      o Different sources of contributions and earnings may
                   90-24                                                  be subject to withdrawal restrictions
------------------------------------------------------------------------------------------------------------------------------------
EDC              o Employer remitted employee salary reduction and/or   o Maximum contribution is $8,500 for 2001 or 331|M/3%
                   employer contributions                                 of includible compensation
------------------------------------------------------------------------------------------------------------------------------------

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27
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IRA FUNDING. The contracts we issue to fund SEP, SARSEP and, SIMPLE IRA programs are individual retirement annuities, or "IRAs." Internal Revenue Service ("IRS") rules for traditional IRA also generally apply to those programs.
          -------------------------------------

See "Tax information" for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information. We may refuse to accept any contribution if the sum of all contributions under all EQUI-VEST contracts with the same annuitant would then total more than $1,500,000. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.


For information on when contributions are credited see "Dates and prices at which contract events occur" under "More information" later in this prospectus.


SARSEP, CORPORATE TRUSTEED AND CERTAIN HR-10 CONTRACTS

We no longer offer the EQUI-VEST contracts under SARSEP, Corporate Trusteed and Annuitant-Owned HR-10 plans, except as follows:

o If you established a SARSEP before 1997, you may continue to make contributions for existing and new employees under salary reduction arrangements. We will issue a contract to each participating employee for whom a contract has not previously been issued.

o If you are an incorporated employer and already have a retirement plan funded by the EQUI-VEST contracts, we will enroll new employees under your contract and accept contributions for existing employees.

o If an employer established an HR-10 plan where EQUI-VEST contracts are owned by the annuitant, rather than by a trustee, we will offer Annuitant -
  Owned HR-10 contracts to new employees and continue to accept contributions for all participating employees.

o If a retirement plan is qualified under section 401(a) of the Internal Revenue Code and is sponsored by a state or local governmental entity.

OWNER AND ANNUITANT REQUIREMENTS

For the following employer-funded programs, the employee must be the owner and the annuitant on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA, TSA, University TSA and Annuitant HR-10.

The trustee under Trusteed HR-10 corporate retirement and governmental plans is the owner of the contract. In each case, the employee is the annuitant. We do not act as trustee for these plans. Only Trusteed contracts may be sold in Puerto Rico and the tax aspects that apply to such contracts may differ from those described in this prospectus.

Under EDC contracts, the employer or a trust must be the owner and the employee is the annuitant. EDC contracts are not currently available for state or municipal government plans in Texas.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to "Equitable Life". We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


Additional contributions may be made by our automatic investment program. The method of payment is discussed in detail in "About other methods of payment" in "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear we will try to obtain that information. If we are unable to obtain all the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

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Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.



--------------------------------------------------------------------------------
Generally our "business day" is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We may, however, close due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


Your investment options, subject to any employer plan limitations, are the variable investment options and the guaranteed interest option and the fixed maturity options available under the investment method you select (see "Selecting your investment method").


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Listed below are the currently available portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
Contractholders can choose from among the variable investment options, subject to certain restrictions.
--------------------------------------------------------------------------------


PORTFOLIOS OF EQ ADVISORS TRUST

You should note that some EQ Advisors Trust portfolios have objectives and strategies that are substantially similar to those certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                                    OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                           Long-term growth of capital                 Alliance Capital Management L.P.
                                                                                          Marsico Capital Management, LLC
                                                                                          MFS Investment Management
                                                                                          Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                      Long-term growth of capital and             Alliance Capital Management L.P.
                                              increasing  income
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global                            Long-term growth of capital                 Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                 High total return through                   Alliance Capital Management L.P.
                                              investments primarily in
                                              dividend-paying stocks of good
                                              quality, although the portfolio
                                              may also invest in fixed
                                              income and convertible securities
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                  Highest total return consistent with the    Alliance Capital Management L.P.
                                              adviser's determination of reasonable risk
------------------------------------------------------------------------------------------------------------------------------------


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PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                     OBJECTIVE                                           ADVISER
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance High Yield             High total return through a combination of          Alliance Capital Management L.P.
                                   current income and capital appreciation by
                                   investing generally in high yield securities
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate           High current income consistent with relative        Alliance Capital Management L.P.
 Government Securities             stability of principal
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International          Long-term growth of capital                         Alliance Capital Management L.P.

EQ/Alliance Money Market           High level of current income, preserve its assets   Alliance Capital Management L.P.
                                   and maintain liquidity
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond           High current income consistent with                 Alliance Capital Management L.P.
                                   preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth       Long-term growth of capital                         Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth         Long-term growth of capital                         Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology             Long-term growth of capital                         Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions              Long-term growth of capital                         American Express Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive         Long-term growth of capital                         American Express Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                        High return through both appreciation of capital    Alliance Capital Management L.P.
                                   and current income                                  Capital Guardian Trust Company,
                                                                                       Prudential Investment Fund
                                                                                       Management, LLC
                                                                                       Jennison Associates LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value     Capital appreciation                                Alliance Capital Management, L.P., through
                                                                                       its Bernstein Investment Research and
                                                                                       Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible    Long-term capital appreciation                      Calvert Asset Management Company, Inc.
 (Available only for TSA and EDC                                                       Brown Capital Management, Inc.
 contracts)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research       Long-term growth of capital                         Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity    Long-term growth of capital                         Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                Total return before expenses that approximates      Alliance Capital Management L.P.
                                   the total return performance of the S&P 500
                                   Index, including the reinvestment of dividends,
                                   at a risk level consistent with that of the
                                   Standard & Poor's 500 Stock Index
------------------------------------------------------------------------------------------------------------------------------------

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PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                    OBJECTIVE                                         ADVISER
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                Long-term capital growth                          Evergreen Investment Management
                                                                                    Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                     Long-term growth of capital                       Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value         Long-term capital appreciation                    Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth         Long-term growth in a manner that is consistent   Janus Capital Corporation
                                  with preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity     Capital appreciation and, secondarily, income     Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth            Long-term capital growth                          MFS Investment Management
 Companies
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust            Long-term growth of capital and income with a     MFS Investment Management
                                  secondary objective to seek reasonable current
                                  income
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                   Long-term growth of capital and future income     MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/Morgan Stanley Emerging        Long-term capital appreciation                    Morgan Stanley Asset Management
 Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value   Capital growth, current income is a secondary     Putnam Investment Management, LLC
                                  objective
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price International    Long-term growth of capital                       T. Rowe Price International, Inc.
 Stock
------------------------------------------------------------------------------------------------------------------------------------



Other important information about the portfolios is included in the separate prospectus for EQ Advisors Trust attached at the end of this prospectus.

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GUARANTEED INTEREST OPTION


The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information."

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. An exception to this approach applies to Corporate Trusteed contracts and EDC contracts issued to government employees in New York whose EQUI-VEST funding arrangements became effective on and after July 1, 1989. Generally, we assign an interest rate to the total amounts invested in Corporate Trusteed and EDC contracts issued to government employees in New York regardless of when allocations were made to the guaranteed interest option.


The minimum yearly guaranteed interest rate is 4% for the year 2001. The yearly guaranteed interest rate we set will never be less than the minimum guaranteed interest rate of 3% for the life of the contract. The rate is 4% for EQUI-VEST Corporate Trusteed contracts. Current interest rates will never be less than the yearly guaranteed rate.



FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years (one to seven in Oregon) in states where they are approved. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. Your contributions will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are only available in all states where approved. Your financial professional can provide your state's approval status. For contracts issued in New York see "Charges and expenses" for information on withdrawal charges when amounts are allocated to the fixed maturity options.

--------------------------------------------------------------------------------
Fixed maturity options range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution. If you make any withdrawals or transfers from a fixed maturity option before the maturity date, we will make a "market value adjustment" that may increase or decrease any fixed maturity amount you have left in that fixed maturity option. We discuss the market value adjustment below and in greater detail later in this prospectus in "More information."

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for each of the maturity years 2002 through 2011. Not all of these fixed maturity options will be available for annuitants ages 76 and older. See "Allocating your contributions." As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.

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We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

o the rate to maturity is 3% or less; or


o the fixed maturity option's maturity date is within 45 days; or


o the fixed maturity option's maturity date is later than the date annuity payments are to begin.


YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," would apply:


(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or


(b) withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the fixed maturity option that will mature next (or another investment option if we are required to do so by any state regulation). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix III to this prospectus provides an example of how the market value adjustment is calculated.


SELECTING YOUR INVESTMENT METHOD

You must choose one of the following two methods for selecting your investment options:

o MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

o MAXIMUM TRANSFER FLEXIBILITY. Under this method you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

o TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we

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33
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  intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.




--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
                                        A
--------------------------------------------------------------------------------
o Guaranteed Interest Option
--------------------------------------------------------------------------------
 DOMESTIC STOCK                                          INTERNATIONAL STOCK
--------------------------------------------------------------------------------
o EQ/Aggressive Stock                                  o EQ/Alliance Global
o EQ/Alliance Common Stock                             o EQ/Alliance International
o EQ/Alliance Growth and Income                        o EQ/Morgan Stanley Emerging
o EQ/Alliance Premier Growth                             Markets Equity
o EQ/Alliance Small Cap Growth                         o EQ/T. Rowe Price International
o EQ/Alliance Technology                                   Stock
o EQ/AXP New Dimensions
o EQ/AXP Strategy Aggressive
o EQ/Bernstein Diversified Value
o EQ/Calvert Socially Responsible*
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Equity 500 Index
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value
o EQ/Janus Large Cap Growth
o EQ/MFS Emerging Growth
   Companies
o EQ/MFS Investors Trust
o EQ/MFS Research
o EQ/Mercury Basic Value Equity
o EQ/Putnam Growth & Income
   Value
--------------------------------------------------------------------------------
 BALANCED/HYBRID
--------------------------------------------------------------------------------
o EQ/Alliance Growth Investors                         o EQ/Balanced
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        B
--------------------------------------------------------------------------------
 FIXED INCOME
--------------------------------------------------------------------------------
o EQ/Alliance High Yield                               o EQ/Alliance Intermediate
o EQ/Alliance Money Market                               Government Securities
                                                       o EQ/Alliance Quality Bond
--------------------------------------------------------------------------------
 FIXED MATURITY OPTIONS
--------------------------------------------------------------------------------

 The fixed maturity options are only available in all states where approved.

 Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates."
--------------------------------------------------------------------------------

* Only available for TSA and EDC contracts.


Please note that under Trusteed contracts your employer or the plan trustee will select the investment options available to the participant. Under all other contracts, you may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart above, is selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.

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A participant is an individual who participates in an employer's plan funded by an EQUI-VEST contract. The participant is also the annuitant who is the measuring life for determining annuity benefits.
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ERISA CONSIDERATIONS FOR EMPLOYERS


If you are an employer and your plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA")
Section 404(c), you or your plan trustee must make sure that the investment options chosen for your plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA Section 404(c). See "Tax information."


See Appendix I for information regarding investment choices available under original contracts.


ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment method choice, you may allocate your contributions to one or more, or all of the investment options that you have chosen, subject to any

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restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your contract's value." After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options."


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look"period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions but will not include interest. For contributions allocated to the fixed maturity options, your refund will equal the amount of contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or interest or market value adjustment). For contracts issued to fund SEPs, SARSEPs or SIMPLE IRAs that are returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.


Please see "Tax information" for possible consequences of cancelling your contract.


DEATH BENEFIT

Your contract provides a death benefit. The death benefit is equal to the greater of (i) your account value as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment or (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, less withdrawals and any withdrawal charges, and any taxes that apply (and less any outstanding loan balances plus accrued interest in the case of a TSA contract).

2 DETERMINING YOUR CONTRACT'S VALUE


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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan under a TSA or Corporate Trusteed contract, amounts held in your loan reserve account (see "Additional loan provisions" in the SAI). These amounts are subject to certain fees and charges discussed in "Charges and expenses."


Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge, and under a TSA or Corporate Trusteed contract, less any outstanding loan plus accrued interest. See "Additional loan provisions" in the SAI.



YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are: (i) increased to reflect additional contributions; (ii) decreased to reflect a withdrawal (plus applicable withdrawal charges); (iii) increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option; or (iv) decreased to reflect a transfer of your loan amount to the loan reserve account (if loans are permitted under your contract).

In addition, the annual administrative charge, or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value.

3 TRANSFERRING YOUR MONEY AMONG INVESTMENT
  OPTIONS

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o You may not transfer to a fixed maturity option in which you already have value.

o You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date the transfer may cause a market value adjustment.

o If you choose the maximum investment options choice method for selecting investment options, the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is
  (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

o If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the maximum investment options choice, you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.


See Appendix II for transfer restrictions under original contracts.


Subject to the terms of your contract, upon advance notice we may change or establish additional restrictions on transfers among the investment options. A transfer request does not change your percentages for allocating current or future contributions among the investment options.


You may request a transfer in writing or by telephone using TOPS or online using EQAccess. You must send all signed written requests directly to our processing office. Transfer requests should specify:


(1) the contract number,

(2) the dollar amounts to be transferred, and

(3) the investment options to and from which you are transferring.

Under Trusteed and EDC contracts, you or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.


We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the EQUI-VEST contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kind of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have

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engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.



AUTOMATIC TRANSFER OPTIONS


INVESTMENT SIMPLIFIER


You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both.



FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.


See Appendix I for transfer restrictions under original contracts.

In order to elect the fixed-dollar option you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

The fixed-dollar option is a form of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.


INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.


WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER TRANSFER OPTION WILL END. Your participation in the investment simplifier will end:


o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.


REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

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Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
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You may elect the rebalancing program at any time. To be eligible, you must have at least $5,000 of account value in the variable investment options. Rebalancing is not available for amounts you have allocated in the guaranteed interest option or the fixed maturity option.

You may change your allocation instructions or cancel the program at any time.

4 Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information."


METHOD OF WITHDRAWAL




--------------------------------------------------------------------------------
                     PARTIAL                           MINIMUM
   CONTRACT         WITHDRAWAL       SYSTEMATIC     DISTRIBUTION
--------------------------------------------------------------------------------
SEP/SARSEP             yes              yes              yes
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SIMPLE IRA             yes              yes              yes
--------------------------------------------------------------------------------
Trusteed (both
   types)              yes**            no               yes**
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TSA                    yes*             yes*             yes
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University TSA         yes***           yes***           yes
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EDC                    yes**            no               yes**
--------------------------------------------------------------------------------
Annuitant-
   Owned
   HR-10               yes**            yes**            yes
--------------------------------------------------------------------------------


  * Only if contract is not subject to withdrawal restrictions and there are no outstanding loans.
 ** Requires Plan Administrator's approval. See "Tax information and ERISA matters" later in this prospectus.
*** May require Plan Administrator's approval.


PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of the Plan, your contract, and any restrictions in federal income tax rules, you may take partial withdrawals from your account value or terminate your contract at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your contract and pay you its cash value.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge.

SYSTEMATIC WITHDRAWALS

If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option you may elect systematic withdrawals. You may elect to have your systematic withdrawals made on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $300. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option you do not have to maintain a minimum amount. You may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) pro rata from more than one variable investment option (without using up your total value in those options); or

(2) pro rata from more than one variable investment option (until your value in those options is used up); or

(3) you may specify a dollar amount from only one variable investment option.

You may elect systematic withdrawals under TSA contracts if:

o your plan or program permits it;

o the contract is not subject to withdrawal restrictions; and

o the contract does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

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LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS


(SEPs, SARSEPs, SIMPLE IRAs, TSAs, EDCs, and Annuitant- owned HR-10 contracts - See "Tax information")


We offer the minimum distribution withdrawal option to help you meet or exceed lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70-1/2 and have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. You may elect the method you want us to use to calculate your minimum distribution withdrawal from the choices we offer. Currently, minimum distribution withdrawal payments will be made annually. See the "Required minimum distributions" section in "Tax information" for your specific type of retirement arrangement.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed investment option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s). A market value adjustment may apply if withdrawals are from the fixed maturity options. We will calculate your payment each year based on your account value at the end of each prior calendar year, based on the method you choose.


Except for EDC contracts your election is revocable. For TSA Contracts you may not elect the minimum distribution option if you have an outstanding loan under a contract.

--------------------------------------------------------------------------------
For contracts subject to minimum distribution requirements, we will send a form outlining the distribution options available in the year you reach age 701/2
(if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

If you have an EQUI-VEST TSA that was purchased before December 31, 1986 or a TSA purchased from another insurance company before December 31, 1986 and subsequently transferred to an EQUI-VEST TSA, the amount of your pre-1987 account balance is not subject to the minimum distribution rules at age 70-1/2 but postponed to age 75. However, post-1986 salary reduction contributions and all earnings since that date are subject to minimum distribution requirements of Section 401(a)(9) of the Internal Revenue Code.

Distributions from a qualified plan, including our prototype plans through which Annuitant-Owned HR-10 contracts are issued, are subject to the provisions of the plan document.


AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a TSA, SEP, SARSEP or SIMPLE IRA contract you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your TSA, SEP, SARSEP or SIMPLE IRA contract directly into an existing EQUI-VEST NQ or ROTH IRA or an existing EQUI-VEST Express NQ or ROTH IRA contract according to your allocation instructions.


LOANS UNDER TSA AND CORPORATE TRUSTEED CONTRACTS

You may borrow against your account value only under a TSA or Corporate Trusteed contract. An employer's retirement plan may, however, contain restrictions, and loans under TSA and Corporate Trusteed contracts may not be available in all states. Also, ERISA rules apply to loans under Corporate Trusteed contracts, and may apply under TSA contracts. Loans are not

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available under University TSA contracts or under any TSA when the required minimum distribution withdrawal option has been elected.

Before we make a loan you must properly complete and sign a loan request form. You should read the terms and conditions of the form carefully and consult with a tax adviser before taking out a loan. In the case of certain Corporate Trusteed and certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. Please see the loan provisions stated in the contract and the loan request form for more details.

We permit only one loan to be outstanding at any time. When you take a loan we will transfer certain amounts to a loan reserve account.


A loan will not be treated as a taxable distribution unless:

o it exceeds limits of federal income tax rules; or

o interest and principal are not paid when due; or

o in some instances, service with the employer terminates.


Loans under TSA and Corporate Trusteed contracts are discussed further in "Tax information" later in this prospectus. The tax consequences of failure to repay a loan when due are substantial.


TERMINATION

We may terminate your contract and pay you the account value if:

(1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2) you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3) you have not made any contributions within 120 days from your contract date.

We will deduct the amount of any outstanding loan balance and any withdrawal charge that applies to the loan balance from the account value when we terminate your contract.

TEXAS ORP PARTICIPANTS

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

o turning age 70-1/2; or

o death; or

o retirement; or

o termination of employment in all Texas public institutions of higher education.

To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer's first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, contract termination payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable

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amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS


EQUI-VEST offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.


You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.


ANNUITY PAYOUT OPTIONS

You can choose from among the following annuity payout options:

--------------------------------------------------------------------------------
Fixed annuity payout options        Life annuity
                                    Life annuity with period
                                     certain
                                    Life annuity with refund
                                     certain
                                    Period certain annuity
--------------------------------------------------------------------------------
Variable annuity payout options     Life annuity (not available
                                     in New York)
                                    Life annuity with period
                                     certain
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.


o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of you and your spouse, except for EDC plans in New York. Generally, unless the annuitant elects otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married annuitants under qualified plans and certain TSAs.


o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity. This is the normal form of annuity for annuitants in governmental EDC plans in New York. Life annuity payout options are not available for governmental EDC plans in New York.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTION


With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for you.

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VARIABLE ANNUITY PAYOUT OPTION

Variable annuities may be funded through your choice of variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed annuity payout option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate. Please see "Annuity unit values" in the SAI.

We may offer other payout options not outlined here. Your financial professional can provide details.


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments are to begin. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the contract date anniversary that follows the annuitant's 90th birthday. This may be different in some states.


Before your annuity payments are to begin, we will notify you by letter that the annuity payout options are available. Once you have selected a payout option and payments have begun, no change can be made, other than transfers (if permitted in the future) among the variable investment options if a variable annuity is selected.

The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;

(2) the type of annuity chosen, and whether it is fixed or variable. If you choose a variable annuity, we use an assumed base rate of 5% to calculate the level of payments. However, in states where that rate is not permitted the assumed base rate will be 3-1/2%. We provide information about the assumed base rate in the SAI;

(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4) in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

5 Charges and expenses

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CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risk charge

o A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On the last day of the contract year an annual administrative charge, if applicable

o Charge for third-party transfer or exchange (for series 300 and 400 only)

o At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply


More information about these charges appears below. The charges differ depending on which contract series you purchase.


We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.


CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to an annual rate of 1.10% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. In addition, we waive any withdrawal charge upon payment of a death benefit.

The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.


CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual rate of: (i) 0.84% of the net assets in each variable investment option. Under series 100 contracts, 0.60% of this charge is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the annual administrative charge described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contracts; (ii) under series 200 contracts, the charge for expenses and financial accounting is 0.25% of the net assets in each variable investment option; and (iii) under series 300 and 400 contracts, 0.25% of the net assets in each variable investment option. Currently, the charge

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we deduct for variable investment options other than the EQ/Alliance Money Market, EQ/Alliance Common Stock, EQ/Aggressive Stock, and EQ/Balanced options we currently deduct 0.24% of the net assets. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options.

MAXIMUM TOTAL CHARGES: Under series 100 and 200 contracts for the EQ/Alliance Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options, the combined amount of the Separate Account A charges to these variable investment options and EQ Advisors Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.



ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year.


Under series 300 and 400 contracts, during the first two contract years the charge is equal to $30 or, if less, 2% of your current account value. The charge is $30 for contract years three and later. For series 400, we may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We also may waive the administrative charge for contracts having an account value of a specified amount on the last business day of each contract year-- currently $20,000 for SEP, SARSEP, and SIMPLE IRA contracts. We reserve the right to deduct this charge on a quarterly, rather than annual basis.


Under series 100 and 200 contracts, the charge is equal to $30 or, if less, 2% of the current account value plus any amount previously withdrawn during that contract year.


The charge is deducted pro rata from each investment option in which you have an account value.


For SEP, SARSEP, SIMPLE IRA, Unincorporated Trusteed and Annuitant-Owned HR-10 contracts, if at the end of any contract year your account value is at least $10,000, we will waive the annual administrative charge.

For TSA, University TSA, EDC and Corporate Trusteed contracts the annual administrative charge is waived if the account value is at least $25,000 at the end of the contract year.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option unless you tell us otherwise. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options, unless you tell us otherwise.


CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE


Under series 300 and 400 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and (except for series 300 contracts issued in Florida) a charge of $25 for each direct transfer or exchange. For series 400, we reserve the right to increase this charge to a maximum of $65.



WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you surrender your contract; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If those amounts are insufficient,

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we will make up the required amounts from the fixed maturity options with the earliest maturities first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment may apply.


WITHDRAWAL CHARGE FOR SERIES 300 AND 400 CONTRACTS

The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years. In the case of terminations, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed, or (ii) the free withdrawal amount plus 94% of the remaining account value.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

We reserve the right to change the amount of the withdrawal charge, but it will not exceed 6% of the contributions withdrawn. Any change will not be unfairly discriminatory. We may also reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York -- fixed maturity options" below.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

o the annuitant dies and a death benefit is payable to the beneficiary.

o we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity payout option or a non-life annuity with a period certain for a term of at least ten years.

Disability, terminal illness, or confinement to nursing home.

The withdrawal charge also does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or
      (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:
      - its main function is to provide skilled, intermediate, or custodial nursing care;
      - it provides continuous room and board to three or more persons;
      - it is supervised by a registered nurse or licensed practical nurse;
      - it keeps daily medical records of each patient;
      - it controls and records all medications dispensed; and
      - its primary service is other than to provide housing for residents.



We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, with respect to a contribution if the condition as described in (i), (ii) or (iii) above existed at the time the contribution was remitted, or if the condition began within 12 month period following remittance.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for

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which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

For SEP, SARSEP and SIMPLE IRA contracts the withdrawal charge also does not apply:

o after six contract years and the annuitant is at least age 59-1/2; or

o if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.


WITHDRAWAL CHARGE FOR SERIES 100 AND 200 CONTRACTS

A withdrawal charge may apply in three circumstances: (1) if you make one or more withdrawals during a contract year; (2) you surrender your contract; or
(3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

For Trusteed and TSA contracts no withdrawal charge will be applied during any contract year in which the amount withdrawn is less than or equal to 10% of the account value at the time the withdrawal is requested minus any amount previously withdrawn during that contract year. This 10% portion is called the free withdrawal amount. For EDC, SEP, SARSEP and SIMPLE IRA contracts, the free withdrawal amount is available only after three contract years have been completed or the annuitant has reached age 59-1/2.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.


FOR TRUSTEED CONTRACTS. The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years. In the case of terminations, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed, and after deducting the amount of any loan balance and accrued interest, or (ii) the free withdrawal amount plus 94% of the remaining account value. For series 200 contracts issued for annuitants age 60 or older on the contract date this percentage will be 95% in the fifth contract year.


For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. See "Tax information."

The withdrawal charge does not apply in the circumstances described below.

For Trusteed contracts the withdrawal charge does not apply if:

o The annuitant dies and a death benefit is made available to the beneficiary.

o We receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.

o The contract owner has completed at least five contract years and the annuitant has reached age 59-1/2.

o We receive a request for the refund of an excess contribution within one month of the date the contribution is made.

o In addition, for Corporate Trusteed contracts, the withdrawal charge does not apply if the annuitant has reached age 59-1/2 and has retired or employment has been terminated, no matter how many contract years have been completed.


For SEP, SARSEP, SIMPLE IRA, TSA, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS. The withdrawal charge equals a percentage of the amount withdrawn, and any TSA defaulted loans. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

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--------------------------------------------------------------------------------
 CONTRACT YEAR(S)        CHARGE
--------------------------------------------------------------------------------
    1 through 5           6%*
--------------------------------------------------------------------------------
    6 through 8            5
--------------------------------------------------------------------------------
         9                 4
--------------------------------------------------------------------------------
        10                 3
--------------------------------------------------------------------------------
        11                 2
--------------------------------------------------------------------------------
        12                 1
--------------------------------------------------------------------------------
   13 and later            0
--------------------------------------------------------------------------------


* This percentage may be reduced at older ages for certain contract series. Your financial professional can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

The withdrawal charge does not apply in the circumstances described below.

No withdrawal charge applies under SEP, SARSEP, SIMPLE IRA, TSA, EDC or Annuitant-Owned HR-10 contracts if:

o after five contract years and the annuitant is at least age 59-1/2; or

o you request a refund of an excess contribution within one month of the date on which the contribution is made; or

o the annuitant dies and the death benefit is made available to the beneficiary; or

o after five contract years and the annuitant is at least age 55, and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59-1/2, and allows no prepayment; or

o after three contract years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

o the amount withdrawn is applied to the election of a life contingent annuity payout option. (This form of payment is not available for annuitants in Governmental EDC Plans in New York), or

o the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of the annuitant's life expectancy, that allows no prepayment. (This provision is available only for annuitants in governmental EDC plans in New York.)

No withdrawal charge applies under a TSA contract if:

o the contract owner has completed at least five contract years, has reached age 55 and has separated from service.

No withdrawal charge applies under a SEP contract funding SARSEP arrangements if:

o the amount withdrawn is a distribution of deferrals disallowed (plus or minus any gain or loss) by reason of the employer's failure to meet the Internal Revenue Code's requirement that 50% of eligible employees elect SARSEP within the plan year and the request for withdrawal is made by the April
  15th of the calendar year following the calendar year in which you were notified of such disallowance; or

o the amount withdrawn is an "excess contribution" (as such term is defined in Section 408(k)(6)(C)(iii) of the Internal Revenue Code), plus or minus any gain or loss, and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which the excess contributions were made; or

o the amount withdrawn is an "excess deferral" (as such term is defined in Section 402(g)(2) of the Internal Revenue Code), plus or minus any gain or loss, and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which such excess deferrals were made.

The tax consequences of withdrawals are discussed under "Tax information."

NY EDC PLANS. As a result of regulations which apply to EDC plans of government employers in New York ("NY EDC plans"), EQUI-VEST contracts funding NY EDC plans contain special provisions that apply to all NY EDC plans whose EQUI-VEST funding arrangements became effective or were renewed on or after July 1, 1989.


These provisions permit the automatic termination of all contracts issued in connection with a NY EDC plan five years after the effective date (or any renewal date) of its EQUI-VEST

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funding arrangement without the deduction of any contingent withdrawal charges. If agreed to by the employer or plan trustee and us, the period may be shorter than five years. A decision to permit the automatic termination of all contracts would result in the transfer of each contract's account value to a successor funding vehicle designated by the employer.

The employer sponsoring a NY EDC plan or plan trustee can renew the EQUI-VEST funding arrangement in a written notice to us which includes a certification of compliance with procedures under the applicable regulations. We are not responsible for the validity of any certification by the employer. A written notice to transfer must be received by our processing office and accepted by us not later than seven days before the date on which a transfer is to occur. If an employer fails to notify us in writing as to a transfer of the NY EDC arrangement, or as to its intention not to renew, we will continue the arrangement and associated contracts will not be automatically terminated.

No further investment experience, whether positive, or negative, will be credited under a NY EDC plan contract once the contract terminates. As with other tax-favored retirement programs in which the funding is affected by actions of a sponsoring employer, we are not required to provide annuitants with information relating to an employer's decision to exercise any termination right.


FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS


For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.



--------------------------------------------------------------------------------
     DECLINING SCALE          ALTERNATIVE SCALE
--------------------------------------------------------------------------------
  YEAR OF INVESTMENT IN       YEAR OF TRANSFER
          FIXED                 WITHIN FIXED
    MATURITY OPTION*          MATURITY OPTION*
--------------------------------------------------------------------------------
   Within year 1     6%     Within year 1     5%
--------------------------------------------------------------------------------
         2           6%           2           4%
--------------------------------------------------------------------------------
         3           5%           3           3%
--------------------------------------------------------------------------------
         4           4%           4           2%
--------------------------------------------------------------------------------
         5           3%           5           1%
--------------------------------------------------------------------------------
         6           2%      After year 5     0%
--------------------------------------------------------------------------------
    After year 6     0%     Not to exceed 1% times
                            the number of years remaining in
                            the fixed maturity option, rounded
                            to the higher number of years. In
                            other words, if 4.3 years remain, it
                            would be a 5% charge.
--------------------------------------------------------------------------------

* Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a series 400 NQ, Traditional IRA or QP IRA contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

o If you were to withdraw the total amount of the contribution within the first six years after it was made the series 400 withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

o The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year

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                                                                              50

  remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

o The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

o If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

o As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.


For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Alliance Money Market option.


The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.

We will deduct the annual administrative charge and the withdrawal charge from the variable investment options and the guaranteed interest option as discussed above. If the amounts in those options are insufficient to cover the charges, we reserve the right to deduct the charges from the fixed maturity options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.



FOR ALL CONTRACT SERIES



CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by state and ranges from 0% to 1% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).


VARIABLE ANNUITY ADMINISTRATIVE FEE

We deduct a fee of up to $350 from the amount to purchase a variable annuity payout option.


CHARGES THAT EQ ADVISORS TRUST DEDUCTS

EQ Advisors Trust deducts charges for the following types of fees and expenses:


o Investment advisory fees ranging from 0.25% to 1.15%.

o 12b-1 fees of 0.25% for Class IB shares.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of EQ Advisors Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectus for EQ Advisors Trust following this prospectus.

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GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the minimum death benefit. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

6 Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Generally, the owner must be the beneficiary under EDC plan contracts and the trustee must be the beneficiary under most Trusteed contracts.


We determine the amount of the death benefit as of the date we receive satisfactory proof of the annuitant's death, required instructions for the method of payment, information and forms necessary to effect payment. We describe the death benefit in "Contract features and benefits" earlier in this prospectus.

If you have transferred the value of another annuity contract that we issue to your EQUI-VEST contract, the value of the other contract's minimum death benefit calculated as of the time of the transfer will be included in the total contributions for the purpose of calculating the minimum death benefit.



EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are the owner and annuitant and your spouse is the sole primary beneficiary the contract can be continued as follows:


SUCCESSOR OWNER AND ANNUITANT. SERIES 100, 200, 300, 400, SEP AND SARSEP CONTRACTS ONLY. You can elect to have your spouse continue the contract, as the owner/annuitant. In such a case, no death benefit is payable until your surviving spouse's death. Neither you nor your spouse can change this selection once it is made.



HOW DEATH BENEFIT PAYMENT IS MADE


We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

Single sum payments generally are paid through the Equitable Life Access Account(TM), an interest bearing account with check writing privileges. The Equitable Life Access Account(TM) is part of Equitable Life's general account. Beneficiaries have immediate access to the proceeds by writing a check on the account. We pay interest from the date the single sum is deposited into the Access Account until the account is closed.


BENEFICIARY CONTINUATION OPTION (FOR TSAS ONLY -- ANTICIPATED TO BE AVAILABLE DURING 2001)

We anticipate offering BCO on or about May 1, 2001. BCO may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.

Upon your death under a TSA contract, your beneficiary may generally elect to keep the TSA contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. We require this election to be made within 9 months following the date we receive proof of your death and before any other inconsistent election is made.

As of the date we receive satisfactory proof of death, any required instructions, information and forms neccessary to effect the BCO feature, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value.

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Under the beneficiary continuation option:

o The contract continues in your name for the benefit of your beneficiary.

o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

o Any death benefit provision (including the minimum death benefit provision) will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Upon the death of the beneficiary, any remaining death benefit will be paid in a lump sum to the person named by the beneficiary, when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Generally payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis.) These payments must begin no later than December 31st of the calendar year after the year of your death. However, if you die before your Required Beginning Date for Required Minimum Distributions as discussed in "Tax Information" your beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If your beneficiary chooses this, your beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the 5th calendar year after your death.

7 Tax information

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TAX INFORMATION AND ERISA MATTERS



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Code
Section 403(b) Arrangements ("TSAs"): a 403(b) annuity contract such as this one or a 403(b)(7) custodial account. Similarly a SEP IRA, SARSEP IRA or SIMPLE IRA can be purchased in annuity or custodial account form. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. Annuity contracts can also be purchased in connection with employer plans qualified under Code section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EquiVest's guaranteed minimum death benefit, selection of investment funds, provision of a guaranteed interest account and fixed maturity options and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.



SPECIAL RULES FOR TAX-FAVORED
RETIREMENT PROGRAMS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

o participation and coverage;

o nondiscrimination;

o vesting and funding;

o limits on contributions, distributions, and benefits;

o withholding;

o reporting and disclosure; and

o penalties.


State income tax rules covering contributions to and distributions from employer-sponsored retirement programs may differ from federal income tax rules.


This section of the prospectus discusses the current federal income tax rules that generally apply to an annuity contract purchased to fund a tax-favored retirement program for these special markets: qualified plan and TSA.


QUALIFIED PLANS

GENERAL; CONTRIBUTIONS

Any type of employer -- corporation, partnership, self-employed individual, governmental entity, non-profit organization -- is eligible to establish a qualified retirement plan under Section 401(a) of the Internal Revenue Code for participating employees. Because there are numerous technical federal income tax and Department of Labor "DOL" or "ERISA" rules covering establishment and operation of a qualified plan, we do not cover them in this prospectus. We also do not cover specific state law or other rules which may govern plans. Employers should consult their tax advisors for information. It is the employer's responsibility to figure out whether it is eligible to establish a plan, what kinds of plan it may establish, and whether an annuity contract may be used as a funding vehicle.

There are limits on employer and employee contributions to qualified plans. Violation of contribution limits can result in plan disqualification and penalties. The annual limits on contributions do not apply to rollover contributions or trustee-to-trustee transfer contributions which may be permitted under the plan.

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The annual limit of contributions on behalf of an employee to all of the defined contribution plans of an employer for 2001 is the lesser of $35,000 or 25% of compensation or earned income. This amount may be further adjusted for cost of living changes in future years. When figuring out the contribution limit you have to:


o include reallocated forfeitures and voluntary nondeductible employee contributions;

o include compensation from the employer in the form of elective deferrals and excludible contributions under Code Section 457 or "EDC" plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and



o disregard compensation or earned income of more than a specified amount. For 2001, this amount is $170,000. This amount may be further adjusted for cost of living changes in future years.

Special limits on contributions apply to anyone who participates in more than one qualified plan or who controls another trade or business.

"Salary reduction" or "elective deferral" contributions made under a 401(k) plan or other cash or deferred arrangement are limited to $10,500 in 2001. This amount may be further adjusted for cost of living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under TSAs.


Except for governmental plans that do not elect to be subject to ERISA, qualified plans must not discriminate in favor of highly compensated employees. Special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to defined highly compensated employees known as "key employees." Plan administrators must test compliance with both nondiscrimination and top heavy rules. 401(k) plans can adopt a "SIMPLE 401(k)" feature which enables the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, and exclusive plan requirements, similar to those discussed in this section of the prospectus under "SIMPLE IRAs."


TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS)


GENERAL; SPECIAL EMPLOYER RULES


An employer eligible to maintain a TSA plan (also referred to as a "403(b)" plan, program, or arrangement) for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions. Generally, there are two types of funding vehicles available to fund 403(b) arrangements: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.


Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

CONTRIBUTIONS TO TSAS

There are four ways you can make contributions to this EQUI-VEST TSA contract:

o annual contributions made through the employer's payroll; or

o a rollover from another TSA contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code; or

o a rollover from a conduit IRA to which only prior TSA distributions were rolled over; or

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.

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ANNUAL CONTRIBUTIONS. Annual contributions to TSAs made through the employer's payroll are limited. (Tax-free transfer or tax-deferred rollover contributions from another 403(b) arrangement are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to the TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA can also be wholly or partially funded through nonelective employer contributions or contributions treated as after-tax employee contributions. To determine the permissible annual contribution to the participant's TSA, a TSA plan participant generally must calculate tentative annual contributions under several formulas.

Generally, the contribution limit to a TSA is the lowest of the following: (1) the annual "maximum exclusion allowance" for the employee in Section 403(b)(2) of the Code, (2) the annual limit on employer contributions to defined contribution plans, and (3) the annual limit on all elective deferrals.


o The annual maximum exclusion allowance for the employee under Section 403(b)(2) of the Code is 20% of includable compensation times years of service minus previous contributions to all qualified plans, TSAs and EDC plans in which the participant participates with this employer.


o The annual limit on employer contributions to defined contribution plans is the lesser of $35,000 or 25% of compensation for 2001.

o The annual limit on all salary reduction or elective deferral contributions under all plans of any employer you participate in is generally limited to $10,500 in 2001. Note, however, that the maximum salary reduction contribution you can make if you participate in both a 403(b) arrangement and an EDC plan is limited to the lower maximum allowed under Code Section
  457. In 2001, this amount is $8,500.

All amounts may be further adjusted for cost of living changes in future years.


Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail TSA rules.


Special provisions may allow "catch-up" contributions to compensate for smaller contributions made in previous years.

ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS

You may make rollover contributions to your EQUI-VEST TSA contract from TSAs under Section 403(b) of the Internal Revenue Code or from an IRA to which only prior TSA distributions were rolled over. Generally, you may make a rollover contribution to a TSA when you have a distributable event from an existing TSA as a result of your:

o termination of employment with the employer who provided the TSA funds; or

o reaching age 59-1/2 even if you are still employed; or

o disability (special federal income tax definition).

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the EQUI-VEST contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an EQUI-VEST TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.


We do not currently accept funds which were ever held in custodial accounts under Section 403(b)(7) of the Code.

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SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE 70-1/2

Any rollover or direct transfer contribution to an EQUI-VEST TSA must be net of the required minimum distribution for the tax year if:

o you are or will be at least age 70-1/2 in the current calendar year, and

o you have separated from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the EQUI-VEST
  TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA; or

o direct rollover from another TSA; or

o direct transfer under Revenue Ruling 90-24 from another TSA.


Further, under the minimum distribution rules we apply, you must use the same elections regarding recalculation of your life expectancy (and if applicable, your spouse's life expectancy), if you have already begun to receive required minimum distributions from or with respect to the TSA from which you are making your contribution to the EQUI-VEST TSA. You must also elect or have elected a minimum distribution calculation method requiring recalculation of your life expectancy (and if applicable, your spouse's life expectancy) if you elect an annuity payout for the funds in this contract subsequent to this year.



DISTRIBUTIONS FROM QUALIFIED PLANS
AND TSAS


WITHDRAWAL RESTRICTIONS. You may not be able to withdraw or take payment from all or part of your TSA or 401(k) qualified plan unless you reach age 59-1/2, die, become disabled (special federal income tax definition), separate from service with the employer who provided the funds or suffer financial hardship. Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings.


These restrictions do not apply to your account balance attributable to salary reduction contributions to the TSA contract and earnings on December 31, 1988 or to your account balance attributable to employer contributions. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988 account balance if you have qualifying amounts directly transferred to your EQUI-VEST TSA contract from another TSA in a Revenue Ruling 90-24 transfer.

TAX TREATMENT OF DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS. Amounts held under qualified plans and TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions. Amounts distributed from qualified plans and TSAs are includable in gross income as ordinary income, not capital gain. (Under limited circumstances specified in federal income tax rules, qualified plan participants, not TSA participants, are eligible for capital gains or income averaging treatment on distributions.) Distributions from qualified plans and TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, qualified plan and TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your qualified plan or TSA contract, which will be recovered tax-free. Since we do not track your investment in the contract, if any, it is your responsibility to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a qualified plan or TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions.

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ANNUITY PAYMENTS. If you elect an annuity payout option, the nontaxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH


Death benefit distributions from a qualified plan or TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a qualified plan or TSA made to your surviving spouse may be rolled over to a traditional IRA.


LOANS FROM QUALIFIED PLANS AND TSAS

If the plan permits, loans are available from a qualified plan or TSA plan. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. In addition, the 10% early distribution penalty tax may apply.

Effective for loans made and defaulted on or after November 1, 2001, we will report the entire unpaid balance of the loan as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. Finally, unpaid loans may become taxable when the individual separates from service.


o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits, (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS

You may roll over any "eligible rollover distribution" from a qualified plan or TSA into another eligible retirement plan, either as a direct rollover or as a rollover you do yourself within 60 days of your receiving the distribution. To the extent rolled over, it remains tax-deferred.

You may roll over a distribution from a qualified plan or TSA to another qualified plan or TSA or to a traditional IRA. A spousal beneficiary may roll over death benefits only to a traditional IRA. You cannot roll over funds from a TSA to a qualified plan or from a qualified plan to a TSA.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals, and (3) any required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

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DISTRIBUTION REQUIREMENTS

Qualified plans and TSAs are subject to required minimum distribution rules. See "Required minimum distributions."

SPOUSAL CONSENT RULES

If ERISA rules apply to your qualified plan or TSA you will need to get spousal consent for loans, withdrawals, or other distributions if you are married when you request a withdrawal type transaction under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.

EARLY DISTRIBUTION PENALTY TAX


A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a qualified plan or TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:


o on or after your death; or

o because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o if you are separated from service, any form of payout after you are age 55;
  or

o only if you are separated from service, a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.


SIMPLIFIED EMPLOYEE PENSIONS (SEPS)


An employer can establish a SEP plan for its employees and can make contributions to a contract for each eligible employee. A SEP IRA contract is a form of traditional IRA contract, owned by the employee-annuitant and most of the rules which apply to traditional IRAs apply. See "Traditional Individual Retirement Annuities (Traditional IRAs)" later in this prospectus. A major difference is the amount of permissible contributions. Rules similar to those discussed above under "Qualified Plans - General; Contributions" apply. In 2001 an employer can annually contribute an amount for an employee up to the lesser of $25,500 or 15% of the employee's compensation. This amount may be further adjusted for cost of living changes in future years. In figuring out compensation you exclude the employer's contribution to the SEP. Under our current practice, regular traditional IRA contributions by the employee may not be made under a SEP IRA contract and are put into a separate traditional IRA contract.


Salary reduction SEP (SARSEP) plans may no longer be established for years beginning after December 31, 1996. However, employers who had established SARSEP plans prior to 1997 can continue to make contributions on behalf of participating employees for 1997 and later years. SARSEP plans are subject to a number of special rules, some of which are discussed in the SAI.

SEP plans are available under EQUI-VEST Series 300 in most states. EQUI-VEST SEP Series 200 are available in states where the 300 Series is not available.

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SIMPLE IRAS (SAVINGS INCENTIVE
MATCH PLAN)

An eligible employer may establish a "SIMPLE IRA" plan to make contributions to special individual retirement accounts or individual retirement annuities for its employees ("SIMPLE IRAs"). The IRS has issued various forms which may be used by employers to set up a SIMPLE IRA plan. Currently, we are accepting only those SIMPLE IRA plans using IRS Form 5304-SIMPLE. Use of Form 5304-SIMPLE requires that the employer permit the employee to select a SIMPLE
IRA provider.

The employer cannot maintain any other qualified plan, SEP plan or TSA arrangement if it makes contributions under a SIMPLE IRA plan. (Eligible employers may maintain
EDC plans.)

Any type of employer -- corporation, partnership, self-employed person, government or tax-exempt entity -- is eligible to establish a SIMPLE IRA plan if it meets the requirements about number of employees and compensation of those employees.

It is the responsibility of the employer to determine whether it is eligible to establish a SIMPLE IRA plan and whether such plan is appropriate.

The employer must have no more than 100 employees who earned at least $5,000 in compensation from the employer in the prior calendar year.

An employer establishing a SIMPLE IRA plan should consult its tax adviser concerning the various technical rules applicable to establishing and maintaining SIMPLE IRA plans. For example, the definition of employee's "compensation" may vary depending on whether it is used in the context of employer eligibility, employee participation, and employee or employer contributions.

Participation must be open to all employees who received at least $5,000 in compensation from the employer in any two preceding years (they do not have to be consecutive years) and who are reasonably expected to receive at least $5,000 in compensation during the year. (Certain collective bargaining unit and alien employees may be excluded.)


The only kinds of contributions which may be made to a SIMPLE IRA are (i) contributions under a salary reduction agreement entered into between the employer and the participating employee and (ii) required employer contributions (employer matching contributions or employer nonelective contributions). (Direct transfer and rollover contributions from other SIMPLE IRAs, but not traditional IRAs or Roth IRAs, may also be made.) Salary reduction contributions can be any percentage of compensation (or a specific dollar amount, if the employer's plan permits) but are limited to $6,500 in 2001. This elective deferral limit may be further adjusted for cost of living changes in future years.


Generally, the employer is required to make matching contributions on behalf of each eligible employee in an amount equal to the salary reduction contributions, up to 3% of the employee's compensation. In certain circumstances, an employer may elect to make required employer contributions on an alternate basis. Employer matching contributions to a SIMPLE IRA for self-employed individuals are treated the same as matching contributions for employees. (They are not subject to the elective deferral limits.)

TAX TREATMENT OF SIMPLE IRAS


Unless specifically otherwise mentioned, for example, regarding differences in permissible contributions and potential penalty tax on distributions, the rules which apply to traditional IRAs also apply to SIMPLE IRAs. See "Traditional Individual Retirement Annuities (Traditional IRAs)" later in this prospectus.


Amounts contributed to SIMPLE IRAs are not currently taxable to employees. Only the employer can deduct SIMPLE IRA contributions, not the employee. An employee eligible to participate in a SIMPLE IRA is treated as an active participant in an employer plan and thus may not be able to deduct (fully) regular contributions to his/her own traditional IRA.

As with traditional IRAs in general, contributions and earnings accumulate tax deferred until withdrawn and are then fully taxable. There are no withdrawal restrictions applicable to SIMPLE IRAs. However, because of the level of employer

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involvement, SIMPLE IRA plans are subject to ERISA. See the rules under "ERISA Matters" below.

Amounts withdrawn from a SIMPLE IRA can always be rolled over to another SIMPLE IRA and, within limits, to a traditional IRA or Roth IRA. No rollovers from a SIMPLE IRA to a traditional IRA or a Roth IRA are permitted for individuals under age 59-1/2 who have not participated in the employer's SIMPLE IRA plan for two full years. Also, for such individuals, any amounts withdrawn from a SIMPLE IRA are not only fully taxable but are also subject to a 25% (not 10%) additional federal income tax penalty. (The exceptions for death, disability, etc. apply.)

SIMPLE IRA plans are available under EQUI-VEST Series 400 in most states. EQUI-VEST SIMPLE IRA Series 300 and Series 200 are available in states where Series 400 is not available.


PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)

SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans are governmental entities such as states, municipalities, and state agencies (governmental employer) or tax-exempt entities (tax-exempt employer). Participation in an EDC plan of a tax-exempt employer is limited to a select group of management or highly compensated employees because of ERISA rules that do not apply to governmental employer plans.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they receive or are entitled to receive funds from the EDC plan. The EDC plan funds are subject to the claims of the employer's general creditors in an EDC plan maintained by a tax-exempt employer. In an EDC plan maintained by a governmental employer, the plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.


CONTRIBUTION LIMITS. Although an EDC plan is not a qualified plan, a number of federal income tax rules for qualified plans apply, such as limits on contributions. Generally, the maximum contribution amount that can be excluded from gross income in any tax year under an EDC plan is 331|M/3% of the employee's "includable compensation," up to a specified maximum. In 2001, the maximum contribution amount is $8,500. This amount may be further adjusted for cost of living changes in future years. Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan.


WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70-1/2, separates from service with the employer or in the event of an unforeseen emergency. Income or gains on contributions under an EDC plan are subject to federal income tax when amounts are distributed or made available to the employee or beneficiary. Small amounts (up to $5000) may be taken out by the employee or forced out by the plan under certain circumstances, even though the employee may still be working and amounts would not otherwise be made available.


DISTRIBUTION REQUIREMENTS. IRS rules require that distributions from an EDC plan must be in substantially non-increasing amounts no less frequently than annually. EDC plans are subject to minimum distribution rules similar to those that apply to qualified plans. See "Required minimum distributions" in this section. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70-1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.


If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments

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instead of a lump sum, and the payments will be taxed as they are received. However, the death benefits must be received within 15 years of the date of the deceased employee's death (or within the period of the life expectancy of the surviving spouse if the spouse is the designated beneficiary).

TAX TREATMENT OF DISTRIBUTIONS. Distributions from an EDC plan may not be rolled over or transferred to any kind of IRA.


Distributions to an EDC plan participant are characterized as "wages" for income tax reporting and withholding purposes. No election out of withholding is possible. See "Federal and state income tax withholding and information reporting" in this section. Withholding on wages is the employer's responsibility. Distributions from an EDC plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred.



TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

This part of the prospectus contains the information that the IRS requires you to have before you purchase an IRA, and covers some of the special tax rules that apply to IRAs.


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account and bank certificates of deposit in a trusted account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis including SEP-IRAs and SIMPLE-IRAs issued and funded in connection with employer-sponsored retirement plans; and

o Roth IRAs, first available in 1998, funded on an after-tax basis. Roth IRAs are not available under this prospectus and are not discussed here.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs.


If you own multiple IRAs, including IRAs funded by or through your employer, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements
(IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (www.irs.gov).


Equitable Life designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code.


The EQUI-VEST SEP and SIMPLE IRA contracts have been approved by the IRS as to form for use as a traditional IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the EQUI-VEST SEP, SARSEP and SIMPLE IRA contracts.

CANCELLATION

You can cancel an EQUI-VEST IRA contract by following the directions under "Your right to cancel within a certain number of days" earlier in the prospectus. If you cancel a contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

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CONTRIBUTIONS

As SEP, SARSEP-IRA and SIMPLE IRA contracts are employer- funded traditional IRAs, the employee does not make regular contributions to the contract other than through the employer. However, an employee can make rollover or transfer contributions to SEP-IRA, SARSEP-IRA, and in limited circumstances, to SIMPLE-IRA contracts.


RECHARACTERIZATION

Employer-funded amounts that have been contributed as traditional IRA funds may, in some circumstances, subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have employer-funded amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


ROLLOVERS AND TRANSFERS

Rollover contributions may be made to a traditional IRA from these sources:

o qualified plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts);
  and

o other traditional IRAs.


Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM QUALIFIED PLANS OR TSAS

There are two ways to do rollovers:

o Do it yourself

  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your qualified plan or TSA will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o Direct rollover

  You tell your qualified plan trustee or TSA issuer/custodian/fiduciary to send the eligible rollover distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA or qualified plan are eligible rollover distributions, unless the distribution is:

o only after-tax contributions you made to the plan; or

o "required minimum distributions" after age 70-1/2 or separation from service; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o a hardship withdrawal; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o corrective distributions which fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not your surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

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The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are examples of excess contributions to IRAs:

o regular contributions to a traditional IRA made after you reach age 70-1/2;
  or

o rollover contributions of amounts which are not eligible to be rolled over, for example, after-tax contributions to a qualified plan or minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution before the due date (including extensions) for filing your federal income tax return for the year. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from a qualified retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS

You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS

Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable. The conversion of amounts from a SEP IRA, SARSEP IRA or SIMPLE IRA (after two plan participant years) to a Roth IRA is taxable. Generally, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

In addition, a distribution is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA (see "Rollovers and transfers" above).

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans under very limited circumstances.

REQUIRED MINIMUM DISTRIBUTIONS


Traditional IRAs are subject to required minimum distribution rules described below in "Required minimum distributions."


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

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SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS


You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX


A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:


o on or after your death; or

o because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o to pay certain first-time home buyer expenses (special federal income tax definition); or

o to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 3% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option under series 300 and 400 contracts. In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The 3% guaranteed interest rate is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored.

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You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.



                                    TABLE I
                              ACCOUNT VALUES AND
                                  CASH VALUES

                 (assuming $1,000 contributions made annually
                    at the beginning of the contract year)

--------------------------------------------------------------------------------
                            3% MINIMUM GUARANTEE
--------------------------------------------------------------------------------
   CONTRACT         ACCOUNT                          CASH
   YEAR END         VALUE                           VALUE
--------------------------------------------------------------------------------
       1        $   1,009.40                     $     954.89
--------------------------------------------------------------------------------
       2        $   2,039.68                     $   1,929.54
--------------------------------------------------------------------------------
       3        $   3,100.87                     $   2,933.43
--------------------------------------------------------------------------------
       4        $   4,193.90                     $   3,967.43
--------------------------------------------------------------------------------
       5        $   5,319.72                     $   5,032.45
--------------------------------------------------------------------------------
       6        $   6,479.31                     $   6,129.42
--------------------------------------------------------------------------------
       7        $   7,673.69                     $   7,313.69
--------------------------------------------------------------------------------
       8        $   8,903.90                     $   8,543.90
--------------------------------------------------------------------------------
       9        $  10,171.01                     $   9,811.01
--------------------------------------------------------------------------------
       10       $  11,476.14                     $  11,116.14
--------------------------------------------------------------------------------
       11       $  12,820.43                     $  12,460.43
--------------------------------------------------------------------------------
       12       $  14,205.04                     $  13,845.04
--------------------------------------------------------------------------------
       13       $  15,631.19                     $  15,271.19
--------------------------------------------------------------------------------
       14       $  17,100.13                     $  16,740.13
--------------------------------------------------------------------------------
       15       $  18,613.13                     $  18,253.13
--------------------------------------------------------------------------------
       16       $  20,201.53                     $  19,841.53
--------------------------------------------------------------------------------
       17       $  21,837.57                     $  21,477.57
--------------------------------------------------------------------------------
       18       $  23,522.70                     $  23,162.70
--------------------------------------------------------------------------------
       19       $  25,258.38                     $  24,898.38
--------------------------------------------------------------------------------
       20       $  27,046.13                     $  26,686.13
--------------------------------------------------------------------------------
       21       $  28,887.52                     $  28,527.52
--------------------------------------------------------------------------------
       22       $  30,784.14                     $  30,424.14
--------------------------------------------------------------------------------
       23       $  32,737.67                     $  32,377.67
--------------------------------------------------------------------------------
       24       $  34,749.80                     $  34,389.80
--------------------------------------------------------------------------------
       25       $  36,822.29                     $  36,462.29
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                            3% MINIMUM GUARANTEE
--------------------------------------------------------------------------------
   CONTRACT        ACCOUNT                           CASH
   YEAR END         VALUE                            VALUE
--------------------------------------------------------------------------------
       26       $  38,956.96                     $  38,596.96
--------------------------------------------------------------------------------
       27       $  41,155.67                     $  40,795.67
--------------------------------------------------------------------------------
       28       $  43,420.34                     $  43,060.34
--------------------------------------------------------------------------------
       29       $  45,752.95                     $  45,392.95
--------------------------------------------------------------------------------
       30       $  48,155.53                     $  47,795.53
--------------------------------------------------------------------------------
       31       $  50,630.20                     $  50,270.20
--------------------------------------------------------------------------------
       32       $  53,179.11                     $  52,819.11
--------------------------------------------------------------------------------
       33       $  55,804.48                     $  55,444.48
--------------------------------------------------------------------------------
       34       $  58,508.61                     $  58,148.61
--------------------------------------------------------------------------------
       35       $  61,293.87                     $  60,933.87
--------------------------------------------------------------------------------
       36       $  64,162.69                     $  63,802.69
--------------------------------------------------------------------------------
       37       $  67,117.57                     $  66,757.57
--------------------------------------------------------------------------------
       38       $  70,161.10                     $  69,801.10
--------------------------------------------------------------------------------
       39       $  73,295.93                     $  72,935.93
--------------------------------------------------------------------------------
       40       $  76,524.81                     $  76,164.81
--------------------------------------------------------------------------------
       41       $  79,850.55                     $  79,490.55
--------------------------------------------------------------------------------
       42       $  83,276.07                     $  82,916.07
--------------------------------------------------------------------------------
       43       $  86,804.35                     $  86,444.35
--------------------------------------------------------------------------------
       44       $  90,438.48                     $  90,078.48
--------------------------------------------------------------------------------
       45       $  94,181.64                     $  93,821.64
--------------------------------------------------------------------------------
       46       $  98,037.08                     $  97,677.08
--------------------------------------------------------------------------------
       47       $ 102,008.20                     $ 101,648.20
--------------------------------------------------------------------------------
       48       $ 106,098.44                     $ 105,738.44
--------------------------------------------------------------------------------
       49       $ 110,311.40                     $ 109,951.40
--------------------------------------------------------------------------------
       50       $ 114,650.74                     $ 114,290.74
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------


                                    TABLE II
                              ACCOUNT VALUES AND
                                  CASH VALUES

                 (assuming a single contribution of $1,000 and
                            no further contribution)

--------------------------------------------------------------------------------
                     3% MINIMUM GUARANTEE
--------------------------------------------------------------------------------
   CONTRACT        ACCOUNT              CASH
   YEAR END         VALUE               VALUE
--------------------------------------------------------------------------------
       1        $ 1,009.40         $   954.89
--------------------------------------------------------------------------------
       2        $ 1,018.89         $   963.87
--------------------------------------------------------------------------------
       3        $ 1,019.46         $   964.40
--------------------------------------------------------------------------------
       4        $ 1,020.04         $   964.96
--------------------------------------------------------------------------------
       5        $ 1,020.64         $   965.53
--------------------------------------------------------------------------------
       6        $ 1,021.26         $   966.11
--------------------------------------------------------------------------------
       7        $ 1,021.90         $ 1,021.90
--------------------------------------------------------------------------------
       8        $ 1,022.55         $ 1,022.55
--------------------------------------------------------------------------------
       9        $ 1,023.23         $ 1,023.23
--------------------------------------------------------------------------------
       10       $ 1,023.93         $ 1,023.93
--------------------------------------------------------------------------------
       11       $ 1,024.65         $ 1,024.65
--------------------------------------------------------------------------------
       12       $ 1,025.38         $ 1,025.38
--------------------------------------------------------------------------------
       13       $ 1,026.15         $ 1,026.15
--------------------------------------------------------------------------------
       14       $ 1,026.93         $ 1,026.93
--------------------------------------------------------------------------------
       15       $ 1,027.74         $ 1,027.74
--------------------------------------------------------------------------------
       16       $ 1,028.57         $ 1,028.57
--------------------------------------------------------------------------------
       17       $ 1,029.43         $ 1,029.43
--------------------------------------------------------------------------------
       18       $ 1,030.31         $ 1,030.31
--------------------------------------------------------------------------------
       19       $ 1,031.22         $ 1,031.22
--------------------------------------------------------------------------------
       20       $ 1,032.16         $ 1,032.16
--------------------------------------------------------------------------------
       21       $ 1,033.12         $ 1,033.12
--------------------------------------------------------------------------------
       22       $ 1,034.11         $ 1,034.11
--------------------------------------------------------------------------------
       23       $ 1,035.14         $ 1,035.14
--------------------------------------------------------------------------------
       24       $ 1,036.19         $ 1,036.19
--------------------------------------------------------------------------------
       25       $ 1,037.28         $ 1,037.28
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                     3% MINIMUM GUARANTEE
--------------------------------------------------------------------------------
   CONTRACT       ACCOUNT             CASH
   YEAR END        VALUE              VALUE
--------------------------------------------------------------------------------
       26       $ 1,038.40         $ 1,038.40
--------------------------------------------------------------------------------
       27       $ 1,039.55         $ 1,039.55
--------------------------------------------------------------------------------
       28       $ 1,040.73         $ 1,040.73
--------------------------------------------------------------------------------
       29       $ 1,041.96         $ 1,041.96
--------------------------------------------------------------------------------
       30       $ 1,043.22         $ 1,043.22
--------------------------------------------------------------------------------
       31       $ 1,044.51         $ 1,044.51
--------------------------------------------------------------------------------
       32       $ 1,045.85         $ 1,045.85
--------------------------------------------------------------------------------
       33       $ 1,047.22         $ 1,047.22
--------------------------------------------------------------------------------
       34       $ 1,048.64         $ 1,048.64
--------------------------------------------------------------------------------
       35       $ 1,050.10         $ 1,050.10
--------------------------------------------------------------------------------
       36       $ 1,051.60         $ 1,051.60
--------------------------------------------------------------------------------
       37       $ 1,053.15         $ 1,053.15
--------------------------------------------------------------------------------
       38       $ 1,054.74         $ 1,054.74
--------------------------------------------------------------------------------
       39       $ 1,056.39         $ 1,056.39
--------------------------------------------------------------------------------
       40       $ 1,058.08         $ 1,058.08
--------------------------------------------------------------------------------
       41       $ 1,059.82         $ 1,059.82
--------------------------------------------------------------------------------
       42       $ 1,061.61         $ 1,061.61
--------------------------------------------------------------------------------
       43       $ 1,063.46         $ 1,063.46
--------------------------------------------------------------------------------
       44       $ 1,065.37         $ 1,065.37
--------------------------------------------------------------------------------
       45       $ 1,067.33         $ 1,067.33
--------------------------------------------------------------------------------
       46       $ 1,069.35         $ 1,069.35
--------------------------------------------------------------------------------
       47       $ 1,071.43         $ 1,071.43
--------------------------------------------------------------------------------
       48       $ 1,073.57         $ 1,073.57
--------------------------------------------------------------------------------
       49       $ 1,075.78         $ 1,075.78
--------------------------------------------------------------------------------
       50       $ 1,078.05         $ 1,078.05
--------------------------------------------------------------------------------

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REQUIRED MINIMUM DISTRIBUTIONS


--------------------------------------------------------------------------------
The IRS and Treasury recently proposed revisions to the minimum distribution rules. We expect these rules to be finalized no earlier than January 1, 2002. The proposed revisions permit under specified circumstances plan administrators, plan participants, IRA owners, TSA owners and death beneficiaries under these plans and arrangements to apply the proposed revisions to distributions for calendar year 2001. The discussion below generally does not reflect the proposed revisions. See the Statement of Additional Information for a brief description of the proposed revisions.
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, EDC plan, or own a TSA or traditional IRA, including SEP, SARSEP or SIMPLE IRA, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and arrangements by a specified date. The beginning date depends on the type of plan or arrangement, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.


LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION


You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

Generally, qualified plan, TSA and EDC plan participants must also take the first required minimum distribution for the calendar year in which the participant turns age 70-1/2. However, qualified plan, TSA and EDC plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70-1/2, as follows:

o For qualified plan, TSA and EDC plan participants who have not retired from service with the employer who provided the funds for this qualified plan, TSA, or EDC contract by the calendar year the participant turns age
  70-1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement. Note that this rule does not apply to qualified plan participants who are 5% owners.


o TSA plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age 70-1/2.

The first required minimum distribution is for the calendar year in which you turn age 70-1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70-1/2 or retire, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your qualified plan, TSA, EDC, or traditional IRA as of December 31st of the past calendar year by a life expectancy factor from IRS tables. This account balance gives you the required minimum distribution amount for that particular plan or arrangement for that year. The required minimum distribution amount will vary each year as the account value and your life expectancy factors change.

You have a choice of life expectancy factors, depending on whether you choose a method based only on your life expectancy, or the joint life expectancies of you and another individual. You can decide to "recalculate" your life expectancy every year by using your current life expectancy factor. You can

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decide instead to use the "term certain" method, where you reduce your life expectancy by one every year after the initial year. If your spouse is your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you can also annually "recalculate" your spouse's life expectancy if you want. If you choose someone who is not your spouse as your designated beneficiary for the purpose of calculating annual account- based required minimum distributions, you have to use the "term certain" method of calculating that person's life expectancy. If you pick a nonspouse designated beneficiary, you may also have to do another special calculation.


You can later apply your traditional IRA or TSA funds to a life annuity-based payout. You can only do this if you already chose to recalculate your life expectancy annually (and your spouse's life expectancy if you select a spousal joint annuity). For example, if you anticipate selecting a form of life annuity payout after you are age 70-1/2, you must have elected to recalculate life expectancies.

If the qualified plan or EDC plan permits, you may also be able to select an account based withdrawal method followed by a life annuity payout if you elect to recalculate life expectancies.

ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS?

No. If you want, you can choose a different method and a different beneficiary for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE?

No, unless you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. Because the options we offer do not cover every option permitted under federal income tax rules, you may prefer to do your own required minimum distribution calculations for one or more of your traditional IRAs.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?

The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice-versa. However, the IRS will let you calculate the required minimum distribution for each traditional IRA or TSA that you maintain, using the method that you picked for that particular IRA or TSA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA or TSA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that your age 70-1/2 is approaching. If this is an IRA or TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA or TSA that you own. Note that in the case of a qualified plan or EDC the distribution must be taken annually.

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WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE?

If you die after either (a) the start of annuity payments, or (b) your Required Beginning Date, your beneficiary must receive payment of the remaining values in the contract at least as rapidly as under the distribution method before your death. In some circumstances, your surviving spouse may elect to become the owner of your traditional IRA and halt distributions until he or she reaches age 70-1/2.

If you die before your Required Beginning Date and before annuity payments begin, federal income tax rules require complete distribution of your entire value in the contract within five years after your death. Payments to a designated beneficiary over the beneficiary's life or over a period certain that does not extend beyond the beneficiary's life expectancy are also permitted, if these payments start within one year of your death. A surviving spouse beneficiary can also (a) delay starting any payments until you would have reached age 70-1/2 or (b) roll over your qualified plan, TSA, or traditional IRA into his or her own traditional IRA.

SPECIAL EDC MINIMUM DISTRIBUTION RULES

Any distribution payable over a period of more than one year must be paid at least annually and must be substantially nonincreasing. If an EDC plan participant dies before the Required Beginning Date, then required minimum distributions made after death must be paid over a period of not more than 15 years. If the surviving spouse is the beneficiary, these required minimum distributions may be paid over the life expectancy period of the spouse. Rollovers to traditional IRAs are not permitted.


ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Qualified plans under Section 401 of the Internal Revenue Code are generally subject to ERISA. Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:


o For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not Equitable Life, to properly administer any loan made to plan participants.


o With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST processing and all other terms and conditions of the loan.

o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

o Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

o Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

o Except to the extent permitted in accordance with the terms of a prohibited transaction exemption issued by DOL, loans are not available (i) in a Keogh (non-corporate) plan to an owner-employee or a partner who owns more than 10% of a partnership or (ii) to 5% shareholders in an S corporation.

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CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST Trusteed, HR-10 Annuitant-Owned, SIMPLE IRA and TSA programs provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs in SEP, SARSEP, or SIMPLE IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.


Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.


Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three

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withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,360 in periodic annuity payments in 2001 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), and any distribution from a qualified plan or TSA which is not an eligible rollover distribution we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution" from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an "eligible rollover distribution" then the 10% withholding rate applies.



MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS


Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA can be rolled over to another TSA or a traditional IRA. An eligible rollover distribution from a qualified plan can be rolled over to another qualified plan or traditional IRA. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:


o any after-tax contributions you made to the plan; or

o any distributions which are "required minimum distributions" after age 70-1/2 or separation from service; or

o hardship withdrawals; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o corrective distributions which fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not your surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.


A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.



IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

8 More information

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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA or Class IB shares, respectively, issued by the corresponding portfolios of EQ Advisors Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to each portfolio.

Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life served as investment manager to EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust.

EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, the portfolio investment objectives, policies, restrictions, risks, expenses, their Rule 12b-1 plan relating to its Class IB shares, and other aspects of the Trusts operations, appears in the prospectus for EQ Advisors Trust, attached at the end of this prospectus, or in its SAI which is available upon request.

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ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE


We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined weekly. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from their financial professional.

The rates to maturity for new allocations as of March 1, 2001 and the related price per $100 of maturity value were as shown below:





--------------------------------------------------------------------------------
      FIXED MATURITY
      OPTIONS WITH
   JUNE 15TH MATURITY      RATE TO MATURITY AS       PRICE PER $100 OF
 DATE OF MATURITY YEAR       OF MARCH 1, 2001         MATURITY VALUE
--------------------------------------------------------------------------------
          2001                3.55%                     $ 99.00
          2002                4.05%                     $ 95.03
          2003                4.80%                     $ 89.85
          2004                5.00%                     $ 85.17
          2005                5.20%                     $ 80.46
          2006                5.30%                     $ 76.10
          2007                5.45%                     $ 71.63
          2008*               5.60%                     $ 67.24
          2009*               5.75%                     $ 62.92
          2010*               5.85%                     $ 58.98
--------------------------------------------------------------------------------
*Not Available in Oregon.



HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

  (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

  (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

  (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

  (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

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Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
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If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect.

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We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be require to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interest under the contracts are registered under the Securities Act of 1933.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to general accounts, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR CERTAIN SEP AND KEOGH PLAN CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking account, bank money market account, or credit union checking account and contributed as an additional contribution into your contracts on a monthly basis. AIP is available for Single Life SEP and Keogh Units provided that the single life is the employer who provided the funds.


AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option but not the fixed maturity options. Our minimum contribution amount requirement is $20 (or $50 for Series 300 and 400 contracts). You choose the day of the month you wish to have

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your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

WIRE TRANSFERS. Employers may also send contributions by wire transfer from a bank.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY


Our business day is generally any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays including Martin Luther King, Jr. Day and the Friday after Thanksgiving. Additionally, we may choose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. We may close earlier due to emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.


o If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m., Eastern time on a business day, we will use the next business day.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

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ABOUT YOUR VOTING RIGHTS

As the owner of the shares of EQ Advisors Trust we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees; or

o the formal approval of independent auditors selected for EQ Advisors Trust;
  or

o any other matters described in the prospectus for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

VOTING RIGHTS OF OTHERS

Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of EQ Advisors Trust are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

ABOUT OUR INDEPENDENT ACCOUNTANTS


The consolidated financial statements of Equitable Life at December 31, 2000 and 1999, and for the three years ended December 31, 2000 incorporated in this prospectus by reference to the 2000 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP independent accountants given on the authority of such firm as experts in auditing and accounting.

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FINANCIAL STATEMENTS


The financial statements of Separate Account A, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

Generally, the owner may not assign a contract for any purpose. However, a trustee owner of a Trusteed contract can transfer ownership to the annuitant. We will not be bound by an assignment unless it is in writing and we have received it at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign a contract as security for a loan or other obligation. Loans from account value, however, are permitted under TSA (but not University TSA) and Corporate Trusteed contracts only, unless restricted by the employer.


FUNDING CHANGES

The employer or trustee can change the funding vehicle for an EDC or Trusteed contract. You can change the funding vehicle for a TSA, SEP or SIMPLE IRA contract.


DISTRIBUTION OF THE CONTRACTS


AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104.


The contracts will be sold by financial professionals who are registered representatives of AXA Advisors, and its affiliates who are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.

9 Investment performance


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The table below shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

The table takes into account all current fees and charges under the contract including the withdrawal charge, if applicable, but do not reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, or the annuity administrative fee, if applicable.

The results shown are based on the actual historical investment experience of the portfolios in which the variable investment options invest. In some cases, the results shown relate to periods when the variable investment options and/or the contracts were not available. In those cases, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options and/or contracts been available. Since charges under the contracts vary, we have assumed, for each charge, the highest that might apply.

Finally, the results shown for the EQ/Alliance Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted these results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The reorganization" in the SAI for additional information.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECTS PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

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                                                          TABLE
                      AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2000

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                                                                   LENGTH OF INVESTMENT PERIOD
                                     -----------------------------------------------------------------------------------------------
                                                                                                            SINCE
                                                                                          SINCE OPTION     PORTFOLIO
 VARIABLE INVESTMENT OPTIONS            1 YEAR        3 YEARS      5 YEARS    10 YEARS    INCEPTION+**   INCEPTION+***
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EQ/Aggressive Stock                    (20.55)%        ( 4.37)%       2.15%     10.99%        11.06%          11.06%
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EQ/Alliance Common Stock               (21.37)%          6.01%       12.97%     14.36%        13.60%           9.91%
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EQ/Alliance Global                     (25.60)%          5.53%        7.10%     10.63%         7.58%           8.08%
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EQ/Alliance Growth and Income          ( 0.34)%         10.14%       14.35%        --         12.63%          11.90%
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EQ/Alliance Growth Investors           (14.66)%          6.35%        8.30%     11.56%         8.26%          11.49%
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EQ/Alliance High Yield                 (16.44)%        (11.11)%      (0.88)%     5.79%         0.97%           4.48%
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EQ/Alliance Intermediate Government
 Securities                            ( 0.14)%        ( 0.02)%       0.49%        --          1.81%           2.67%
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EQ/Alliance International              (29.59)%        ( 0.17)%      (0.38)%       --          0.15%           0.97%
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EQ/Alliance Money Market               ( 2.83)%        ( 0.12)%       0.37%      0.83%         3.53%           3.53%
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EQ/Alliance Premier Growth             (25.35)%            --           --         --        (10.08)%        ( 8.08)%
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EQ/Alliance Quality Bond                 1.98%           0.26%        1.38%        --          1.97%           1.68%
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EQ/Alliance Small Cap Growth             4.26%           6.07%          --         --          8.44%          11.36%
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EQ/Balanced                            ( 9.75)%          5.55%        7.21%      7.92%         7.68%           7.68%
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EQ/Calvert Socially Responsible        (11.19)%            --           --         --        ( 3.80)%        ( 3.80)%
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EQ/Capital Guardian Research           ( 3.12)%            --           --         --          2.59%           0.86%
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EQ/Capital Guardian U.S. Equity        ( 5.25)%            --           --         --        ( 2.23)%        ( 2.35)%
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EQ/Equity 500 Index                    (17.29)%          6.03%       13.25%        --         15.08%          14.21%
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EQ/Evergreen Omega                     (19.24)%            --           --         --        (11.02)%        ( 7.43)%
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EQ/FI Small/Mid Cap Value              ( 3.83)%        ( 6.70)%         --         --        ( 3.49)%        ( 1.64)%
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EQ/Mercury Basic Value Equity            2.27%           8.26%          --         --          8.87%          10.78%
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EQ/MFS Emerging Growth Companies       (25.76)%         18.18%          --         --         18.47%          20.86%
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EQ/MFS Investors Trust                 ( 9.16)%            --           --         --        ( 3.54)%        ( 2.28)%
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EQ/MFS Research                        (13.34)%          7.37%          --         --          8.12%           9.77%
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EQ/Morgan Stanley Emerging Markets
 Equity                                (45.16)%        (10.42)%         --         --        (16.00)%        (16.00)%
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EQ/Putnam Growth & Income Value        ( 2.33)%          0.28%          --         --          2.43%           3.86%
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EQ/T. Rowe Price International Stock   (25.61)%          1.17%          --         --        ( 1.16)%        ( 0.15)%
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 + Unannualized (including Since Inception values if time since inception is less than one year)

 ** The variable investment option inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Common Stock (8/27/81); EQ/Equity 500 Index (6/1/94); EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/Alliance High Yield and EQ/Alliance Quality Bond (1/4/94); EQ/Alliance Intermediate Government Securities (6/1/94); EQ/Alliance International (9/1/95); EQ/Alliance Money Market (7/13/81); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/T. Rowe Price International Stock and EQ/FI Small/Mid Cap Value (6/2/97); EQ/Morgan Stanley Emerging Markets Equity (8/20/97);
    EQ/Evergreen Omega, EQ/MFS Investors Trust, EQ/Alliance Premier Growth, EQ/Capital Guardian Research, EQ/Capital Guardian U.S. Equity,
    EQ/Bernstein Diversified Value and EQ/Calvert Socially Responsible (8/30/99); EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00). No information is provided for portfolios and/or variable investment options with inception dates after 12/31/99.

*** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates are:
    EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Common Stock (8/1/68); EQ/Equity 500 Index (3/1/94); EQ/Alliance Global (8/27/87);
    EQ/Alliance Growth and Income (10/1/93); EQ/Alliance Growth Investors (10/2/89); EQ/Alliance High Yield (1/2/87); EQ/Alliance Intermediate Government Securities (4/1/91); EQ/Alliance International (4/3/95); EQ/Alliance Money Market (7/13/81); EQ/Alliance Quality Bond (10/1/93); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/T. Rowe Price International Stock and EQ/FI Small/Mid Cap Value (5/1/97); EQ/Morgan Stanley Emerging Markets Equity (8/20/97); EQ/Evergreen Omega and EQ/MFS Investors Trust (1/1/99); EQ/Bernstein Diversified Value (1/1/98); EQ/Alliance Premier Growth, EQ/Capital Guardian Research, and EQ/Capital Guardian U.S. Equity (5/1/99); EQ/Calvert Socially Responsible (8/30/99); EQ/Alliance Technology 5/1/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00). No information is provided for portfolios and/or variable investment options with inception dates after 12/31/99.

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COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios, and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

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Barron's
Morningstar's Variable Annuity Sourcebook
Business Week
Forbes
Fortune
Institutional Investor
Money
Kiplinger's Personal Finance
Financial Planning
Investment Adviser

Investment Management Weekly
Money Management Letter
Investment Dealers Digest
National Underwriter
Pension & Investments
USA Today
Investor's Business Daily
The New York Times
The Wall Street Journal
The Los Angeles Times
The Chicago Tribune

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From time to time, we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge and distribution charge or any withdrawal or optional benefit charge. Comparisons with these benchmarks, therefore, may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.


Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).


The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. According to Lipper, the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the EQUI-VEST performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:


o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life insurance and annuity contracts; and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION


Current yield for the EQ/Alliance Money Market option will be based on net changes in a hypothetical investment over a

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given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the other options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).


"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the EQ/Alliance Money Market option. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the annual administrative charge, withdrawal charge, and any charges for state premium and other applicable taxes. For more information, see "EQ/Alliance Money Market option yield information" and "Other yield information" in the SAI.

10 Incorporation of certain documents by reference


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Equitable Life's annual report on Form 10-K for the year ended December 31, 2000, is considered to be a part of this prospectus because it is incorporated by reference.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act") will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation, will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K and quarterly reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.


Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
(212) 554-1234).

Appendix I: Condensed financial information



-----
A-1
--------------------------------------------------------------------------------


The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same asset based charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.





SERIES 300 AND 400 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT
OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                             1994        1995         1996         1997         1998         1999         2000
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  95.10    $  112.97     $ 117.25     $ 130.98     $ 147.17     $ 159.92     $ 163.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         325          491          567          553          661          752          752
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  95.45    $  123.95     $ 149.41     $ 163.33     $ 161.59     $ 189.44     $ 162.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         664        1,310        2,468        3,226        3,342        2,980        2,607
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  97.03       126.78     $ 155.42     $ 198.12     $ 252.88     $ 312.81     $ 264.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         948        1,989        3,457        4,765        5,808        6,502        6,233
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 104.12    $  122.06     $ 138.00     $ 151.87     $ 182.50     $ 249.93     $ 200.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,305        2,121        2,995        3,369        3,395        3,509        3,712
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  98.86    $  121.02     $ 143.37     $ 179.30     $ 213.81     $ 250.31     $ 269.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         210          498          975        1,800        2,475        3,095        3,352
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  96.31    $  120.08     $ 133.40     $ 153.69     $ 180.63     $ 225.59     $ 207.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,023        2,113        3,325        3,704        3,962        4,231        4,354
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  95.88    $  113.44     $ 137.53     $ 160.74     $ 150.42     $ 143.43     $ 129.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          99          209          444          831        1,164          998          800
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  98.19    $  109.80     $ 112.40     $ 118.98     $ 126.48     $ 124.96     $ 134.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          32           89          146          202          314          360          309
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --    $  104.15     $ 112.83     $ 107.92     $ 117.72     $ 160.04     $ 121.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          141          763          968          971          926        1,028
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 102.61    $  107.04     $ 111.21     $ 115.66     $ 120.19     $ 124.47     $ 130.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          63           81          165          146          262          360          297
------------------------------------------------------------------------------------------------------------------------------------

-----
A-2
--------------------------------------------------------------------------------



SERIES 300 AND 400 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT
OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                             1994        1995         1996         1997         1998         1999         2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --     $ 116.36    $  93.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --          887       2,596
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  93.87     $ 108.38     $ 112.65     $ 121.30     $ 130.07     $ 125.76    $ 138.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          53          135          196          283          557          622         566
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --     $ 125.55     $ 118.57     $ 149.54    $ 168.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          488        1,101          976       1,895
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --           --    $  66.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --       1,313
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --           --    $  82.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --          41
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --           --    $  62.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --          54
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  91.64     $ 108.26     $ 119.26     $ 135.29     $ 157.63     $ 183.18    $ 178.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         289          386          548          655          752          854         846
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --     $ 107.58    $ 103.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --            4          15
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --     $ 106.78    $ 111.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --            8          44
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --     $ 101.64    $ 103.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           13          34
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 100.95     $ 135.94     $ 164.12     $ 214.66     $ 271.24     $ 322.15    $ 287.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          47          592        1,486        2,686        3,805        4,579       4,346
------------------------------------------------------------------------------------------------------------------------------------

-----
A-3
--------------------------------------------------------------------------------


SERIES 300 AND 400 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT
OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                           1994     1995     1996       1997         1998         1999         2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --       --       --             --           --     $ 105.16    $  98.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --       --       --             --           --            1          16
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --       --       --             --           --     $ 106.57    $  92.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --       --       --             --           --            5          18
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --       --       --             --           --           --    $  99.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --       --       --             --           --           --          86
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --       --       --       $ 118.06     $ 104.82     $ 105.28    $ 109.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --       --       --            577          859          721         628
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --       --       --             --           --           --    $  83.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --       --       --             --           --           --         165
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --       --       --       $ 115.97     $ 127.67     $ 149.82    $ 165.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --       --       --            145          444          617         634
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --       --       --       $ 121.34     $ 161.04     $ 275.93    $ 220.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --       --       --            256        1,090        2,427       3,720
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --       --       --             --           --     $ 104.48    $ 102.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --       --       --             --           --           18          68
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --       --       --       $ 115.01     $ 140.83     $ 171.06    $ 159.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --       --       --            236          720          959       1,258
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --       --       --       $  79.41     $  57.18     $ 110.43    $  65.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --       --       --            109          217          590         926
------------------------------------------------------------------------------------------------------------------------------------
 EQ PUTNAM BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --       --       --       $ 113.46     $ 125.16     $ 123.53    $ 132.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --       --       --            109          275          345         279
------------------------------------------------------------------------------------------------------------------------------------

-----
A-4
--------------------------------------------------------------------------------


SERIES 300 AND 400 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT
OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                           1994     1995     1996       1997         1998         1999         2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --       --       --       $ 115.17     $ 128.20     $ 124.76     $ 131.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --       --       --            250          581          648          521
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --       --       --       $  97.61     $ 109.49     $ 142.46     $ 114.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --       --       --            387          671          765          871
------------------------------------------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --       --       --       $ 103.77     $ 109.37     $ 130.84     $ 114.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --       --       --             52           84           88           94
------------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --       --       --       $ 121.04     $ 130.25     $ 133.07     $ 148.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --       --       --            475        1,070        1,072          825
------------------------------------------------------------------------------------------------------------------------------------

-----
A-5
--------------------------------------------------------------------------------



SERIES 100 AND 200 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION,
EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001
--------------------------------------------------------------------------------
                                   FOR THE YEARS ENDING DECEMBER 31,
--------------------------------------------------------------------------------
                                   1991        1992        1993        1994
--------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
--------------------------------------------------------------------------------
  Unit value                          --          --          --    $  95.10
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                 --          --          --         325
--------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
--------------------------------------------------------------------------------
  Unit value                    $  50.51    $  48.30    $  55.68    $  52.88
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)             12,962      17,986      21,496      24,787
--------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
--------------------------------------------------------------------------------
  Unit value                    $ 102.76    $ 104.63    $ 128.81    $ 124.32
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)             10,292      11,841      13,917      15,749
--------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
--------------------------------------------------------------------------------
  Unit value                          --          --          --    $ 104.12
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                 --          --          --       1,305
--------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
--------------------------------------------------------------------------------
  Unit value                          --          --          --    $  98.86
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                 --          --          --         210
--------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
--------------------------------------------------------------------------------
  Unit value                          --          --          --    $  96.31
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                 --          --          --       1,023
--------------------------------------------------------------------------------
 EQ/ALLIANCE HIGH YIELD
--------------------------------------------------------------------------------
  Unit value                          --          --          --    $  95.88
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                 --          --          --          99
--------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
--------------------------------------------------------------------------------
  Unit value                          --          --          --    $  98.19
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                 --          --          --          32
--------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
--------------------------------------------------------------------------------
  Unit value                          --          --          --          --
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                 --          --          --          --
--------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
--------------------------------------------------------------------------------
  Unit value                    $  24.48    $  25.01    $  25.41    $  26.08
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)              1,325       1,201       1,065       1,000
--------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
--------------------------------------------------------------------------------
  Unit value                          --          --          --          --
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                 --          --          --          --
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                               1995         1996         1997         1998         1999         2000
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $ 112.97     $ 117.25     $ 130.98     $ 147.17     $ 159.92     $ 163.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)            491          567          553          661          752          752
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $  68.73     $  82.91     $  90.75     $  89.92     $ 105.59     $  90.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)         25,821       27,945       28,030       25,634       20,946       18,138
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $ 162.42     $ 199.05     $ 253.68     $ 323.75     $ 399.74     $ 339.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)         16,292       16,933       17,386       17,231       16,705       15,685
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $ 122.06     $ 138.00     $ 151.87     $ 182.50     $ 249.93     $ 200.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)          2,121        2,995        3,369        3,395        3,509        3,712
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
  Unit value                $ 121.02     $ 143.37     $ 179.30     $ 213.81     $ 250.31     $ 269.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)            498          975        1,800        2,475        3,095        3,352
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $ 120.08     $ 133.40     $ 153.69     $ 180.63     $ 225.59     $ 207.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)          2,113        3,325        3,704        3,962        4,231        4,354
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $ 113.44     $ 137.53     $ 160.74     $ 150.42     $ 143.43     $ 129.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)            209          444          831        1,164          998          800
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $ 109.80     $ 112.40     $ 118.98     $ 126.48     $ 124.96     $ 134.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)             89          146          202          314          360          309
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE
INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $ 104.15     $ 112.83     $ 107.92     $ 117.72     $ 160.04     $ 121.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)            141          763          968          971          926        1,028
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $  27.22     $  28.28     $  29.41     $  30.55     $  31.63     $  33.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)          1,021        1,013          973        1,261        1,516        1,458
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                      --           --           --           --     $ 116.36     $  93.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)             --           --           --           --          887        2,596
------------------------------------------------------------------------------------------------------------------------------------

-----
A-6
--------------------------------------------------------------------------------


SERIES 100 AND 200 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS
OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS
                                                                ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                     1991        1992
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                   --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                   --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                   --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                   --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                   --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  27.17    $  26.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               21,100      25,975
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                   --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                   --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                   --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                   --          --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                1993        1994         1995
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --    $  93.87     $ 108.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              --          53          135
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  28.85    $  26.18     $  30.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                          31,259      32,664       30,212
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
  Unit value                                                       --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
  Unit value                                                       --    $ 100.95     $ 135.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              --          47          592
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER
                                                                                31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 1996         1997         1998
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 112.65     $ 121.30     $ 130.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              196          283          557
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --     $ 125.55     $ 118.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --          488        1,101
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  34.06     $  38.66     $  45.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                           28,319       26,036       24,361
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 164.12     $ 214.66     $ 271.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                            1,486        2,686        3,805
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

                                                                  FOR THE YEARS
                                                               ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 1999         2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 125.76     $ 138.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              622          566
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 149.64     $ 168.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              976        1,895
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --     $  66.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --        1,313
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --     $  82.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --           41
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --     $  62.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --           54
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  52.39     $  51.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                           22,434       20,413
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 107.58     $ 103.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                4           15
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 106.78     $ 111.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                8           44
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 101.64     $ 103.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               13           34
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 322.15     $ 287.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                            4,579        4,346
------------------------------------------------------------------------------------------------------------------------------------

-----
A-7
--------------------------------------------------------------------------------



SERIES 100 AND 200 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS
OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS
                                                                 ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                    1991    1992    1993
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --      --      --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --      --      --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --      --      --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --      --      --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --      --      --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --      --      --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --      --      --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --      --      --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --      --      --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               --      --      --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER
                                                                              31,
------------------------------------------------------------------------------------------------------------------------------------
                                                               1994    1995    1996       1997
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --      --      --            --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                          --      --      --            --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --      --      --            --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                          --      --      --            --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --      --      --            --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                          --      --      --            --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --      --      --      $ 118.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                          --      --      --           577
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --      --      --            --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                          --      --      --            --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --      --      --      $ 115.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                          --      --      --           145
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --      --      --      $ 121.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                          --      --      --           256
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --      --      --            --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                          --      --      --            --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --      --      --      $ 115.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                          --      --      --           236
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --      --      --      $  79.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                          --      --      --           109
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER
                                                                              31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                  1998         1999        2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --     $ 105.16    $  98.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                --            1          16
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --     $ 106.57    $  92.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                --            5          18
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --    $  99.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                --           --          86
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $ 104.82     $ 105.28    $ 109.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               859          721         628
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --    $  83.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                --           --         165
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $ 127.97     $ 149.82    $ 165.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               444          617         634
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $ 161.04     $ 275.93    $ 220.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                             1,090        2,427       3,720
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         --     $ 104.48    $ 102.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                --           18          68
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $ 140.83     $ 171.06    $ 159.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               720          959       1,258
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $  57.18     $ 110.43    $  65.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               217          590         926
------------------------------------------------------------------------------------------------------------------------------------

-----
A-8
--------------------------------------------------------------------------------



SERIES 100 AND 200 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS
OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS
                                                                ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                   1991    1992    1993
------------------------------------------------------------------------------------------------------------------------------------
 EQ PUTNAM BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              --      --      --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              --      --      --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              --      --      --
------------------------------------------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              --      --      --
------------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              --      --      --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER
                                                                             31,
------------------------------------------------------------------------------------------------------------------------------------
                                                              1994    1995    1996       1997
------------------------------------------------------------------------------------------------------------------------------------
 EQ PUTNAM BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --      --      --      $ 113.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                         --      --      --           109
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --      --      --      $ 115.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                         --      --      --           250
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --      --      --      $  97.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                         --      --      --           387
------------------------------------------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --      --      --      $ 103.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                         --      --      --            52
------------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  --      --      --      $ 121.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                         --      --      --           475
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER
                                                                             31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 1998         1999         2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ PUTNAM BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 125.16     $ 123.53     $ 132.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              275          345          279
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 128.20     $ 124.76     $ 131.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              581          648          521
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 109.49     $ 142.46     $ 114.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                              671          765          871
------------------------------------------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 109.37     $ 130.84     $ 114.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                               84           88           94
------------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 130.25     $ 133.07     $ 148.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                            1,070        1,072          825
------------------------------------------------------------------------------------------------------------------------------------

Appendix II: Original contracts


-----
B-1
--------------------------------------------------------------------------------



Original Contracts are EQUI-VEST contracts under which the contract owner has not elected to add any new variable investment options. Therefore, only the EQ/Alliance Money Market, EQ/Alliance Common Stock and EQ/Aggressive Stock variable investment options are available.

SELECTING YOUR INVESTMENT METHOD. If you own an original contract, only the guaranteed interest option and the EQ/Alliance Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options are available. In most cases, you may request that we add additional variable investment options to your original contract. We reserve the right to deny your request.

TRANSFERRING YOUR ACCOUNT VALUE. If you own an original contract, including original contract owners who elect to amend their contract by selecting maximum transfer flexibility, the EQ/Alliance Money Market option is always available. However, we will not permit transfers into the EQ/Alliance Money Market option from any other investment option. There will not be any other transfer limitations under your original contract.

                      (This page intentionally left blank)

Appendix III: Market value adjustment
example


-----
C-1
--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 had been invested on June 14, 2002 to a fixed maturity option with a maturity date of June 15, 2011 (i.e., nine years later) at a rate to maturity of 7.00%, resulting in a maturity value at the maturity date of $183,846. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2006.






------------------------------------------------------------------------------------------------------------------------------------
                                                                      HYPOTHETICAL ASSUMED
                                                                      RATE TO MATURITY ON
                                                                       FEBRUARY 15, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                                        5.00%        9.00%
------------------------------------------------------------------------------------------------------------------------------------
 AS OF FEBRUARY 15, 2006 (BEFORE WITHDRAWAL)
------------------------------------------------------------------------------------------------------------------------------------
(1) Market adjusted amount                                           $144,048    $ 119,487
------------------------------------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount                                            $131,080    $ 131,080
------------------------------------------------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                               $ 12,968    $ (11,593)
------------------------------------------------------------------------------------------------------------------------------------
 ON FEBRUARY 15, 2006 (AFTER WITHDRAWAL)
------------------------------------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
  (3) x [$50,000/(1)]                                                $  4,501    $  (4,851)
------------------------------------------------------------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount: [$50,000 - (4)]              $ 45,499    $  54,851
------------------------------------------------------------------------------------------------------------------------------------
(6) Fixed maturity amount: (2) - (5)                                 $ 85,581    $  76,229
------------------------------------------------------------------------------------------------------------------------------------
(7) Maturity value                                                   $120,032    $ 106,915
------------------------------------------------------------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                                    $ 94,048    $  69,487
------------------------------------------------------------------------------------------------------------------------------------



You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a positive market value adjustment is realized.

*In Oregon, seven is the maximum maturity year.

                      (This page intentionally left blank)

Statement of additional information


--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE


Required minimum distributions option                                        2
Revised Proposed Minimum Distribution Rules                                  2
Unit Values                                                                  4
Calculation of annuity payments                                              4
The reorganization                                                           5
Custodian and independent accountants                                        6
EQ/Alliance Money Market option yield information                            6
Other yield information                                                      7
Distribution of the Contracts                                                7
Financial statements                                                         7



HOW TO OBTAIN AN EQUI-VEST STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call 1-800-628-6673 or send this request form to:
 EQUI-VEST
 Employer Sponsored Programs
 Processing Office
 The Equitable Life
 P.O. Box 2996
 New York, NY 10116-2996

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an EQUI-VEST Statement of Additional Information dated May 1,
2001
(Employer-Sponsored Retirement Programs)



--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City            State    Zip






888-1297 (5/01)

EQUI-VEST(R)
A combination variable and fixed deferred annuity contract




PROSPECTUS DATED MAY 1, 2001

PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. ALSO, AT THE END OF THIS PROSPECTUS YOU WILL FIND ATTACHED THE PROSPECTUS FOR EQ ADVISORS TRUST, WHICH CONTAINS IMPORTANT INFORMATION ABOUT ITS PORTFOLIOS.


--------------------------------------------------------------------------------

WHAT IS EQUI-VEST?


EQUI-VEST is a deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or in our fixed maturity options ("investment options"). Each of these contracts may not currently be available in all states.


--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS*
--------------------------------------------------------------------------------
 FIXED INCOME:
--------------------------------------------------------------------------------
o EQ/Alliance High Yield               o EQ/Alliance Money Market
o EQ/Alliance Intermediate             o EQ/Alliance Quality Bond
  Government Securities
--------------------------------------------------------------------------------
 DOMESTIC STOCKS
--------------------------------------------------------------------------------
o EQ/Aggressive Stock                o EQ/Evergreen Omega(3)
o EQ/Alliance Common Stock           o EQ/FI Mid Cap
o EQ/Alliance Growth and Income      o EQ/FI Small/Mid Cap Value(4)
o EQ/Alliance Premier Growth         o EQ/Janus Large Cap Growth
o EQ/Alliance Small Cap Growth       o EQ/Mercury Basic Value Equity
o EQ/Alliance Technology             o EQ/MFS Emerging Growth Companies
o EQ/AXP New Dimensions              o EQ/MFS Investors Trust(5)
o EQ/AXP Strategy Aggressive         o EQ/MFS Research
o EQ/Bernstein Diversified Value(1)  o EQ/Putnam Growth & Income Value
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Equity 500 Index(2)
--------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
--------------------------------------------------------------------------------
o EQ/Alliance Global                 o EQ/Morgan Stanley Emerging Markets Equity
o EQ/Alliance International          o EQ/T. Rowe Price International Stock
--------------------------------------------------------------------------------
 BALANCED/HYBRID
--------------------------------------------------------------------------------
o EQ/Alliance Growth Investors       o EQ/Balanced
--------------------------------------------------------------------------------


* Effective on May 18, 2001, all of the names of the variable investment options will include "EQ/."
(1) Available on or about May 18, 2001.
(2) Formerly named "Alliance Equity Index."
(3) Formerly named "EQ/Evergreen."
(4) Formerly named "Warburg Pincus Small Company Value."
(5) This reflects the name change of the MFS Growth with Income option, effective May 18, 2001.



You may allocate amounts to the variable investment options under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of either Class IA or IB shares of EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

GUARANTEED INTEREST OPTION. You may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.


FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date. Fixed maturity options may currently not be available in your state. Check with your financial professional regarding availability.

TYPES OF CONTRACTS. We offer different "series" of contracts for use as:

o  A nonqualified annuity ("NQ") for after-tax contributions only.

o  An individual retirement annuity ("IRA"), either traditional IRA or Roth
   IRA.

o A traditional IRA as a conduit to hold rollover distributions ("QP IRA") from a qualified plan or a Tax-Sheltered Annuity under Section 403(b) of the Internal Revenue Code ("TSA").


A contribution ranging from $20 to $2,500 is required to purchase a contract. The minimum amount required depends on the type of contract, NQ, IRA or QP IRA, and the series purchased.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2001 is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office or calling 1 (800) 628-6673. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                          X00029
                                                                Series 100 & 300

Contents of this prospectus

-----
  2
--------------------------------------------------------------------------------



EQUI-VEST(R)

--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
EQUI-VEST at a glance -- key features                                        9

--------------------------------------------------------------------------------
FEE TABLE                                                                   12
--------------------------------------------------------------------------------
Examples: EQUI-VEST series 300 contracts                                    15
Examples: EQUI-VEST series 100 contracts                                    16
Condensed financial information                                             20


--------------------------------------------------------------------------------
1
CONTRACT FEATURES AND BENEFITS                                              21
--------------------------------------------------------------------------------
Contract series                                                             21
How you can purchase and contribute to your contract                        21
Owner and annuitant requirements                                            24
How you can make your contributions                                         24
What are your investment options under the contract?                        24
Selecting your investment method                                            28
Allocating your contributions                                               29
Your right to cancel within a certain number of days                        30


--------------------------------------------------------------------------------
2
DETERMINING YOUR CONTRACT'S VALUE                                           31
--------------------------------------------------------------------------------
Your account value and cash value                                           31
Your contract's value in the variable investment options                    31
Your contract's value in the guaranteed interest option                     31
Your contract's value in the fixed maturity options                         31


--------------------------------------------------------------------------------



"We," "our" and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

-----
  3
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
3
TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                            32
--------------------------------------------------------------------------------
Transferring your account value                                             32
Disruptive transfer activity                                                32
Automatic transfer options                                                  33
Investment simplifier                                                       33
Rebalancing your account value                                              33


--------------------------------------------------------------------------------
4
ACCESSING YOUR MONEY                                                        35
--------------------------------------------------------------------------------
Withdrawing your account value                                              35
How withdrawals are taken from your account value                           36
Surrender of your contract to receive its cash value                        36
Termination                                                                 36
When to expect payments                                                     37
Your annuity payout options                                                 37


--------------------------------------------------------------------------------
5
CHARGES AND EXPENSES                                                        40
--------------------------------------------------------------------------------
Charges that Equitable Life deducts                                         40
Charges under the contracts                                                 40
Charges that EQ Advisors Trust deducts                                      44
Group or sponsored arrangements                                             44
Other distribution arrangements                                             44


--------------------------------------------------------------------------------
6
PAYMENT OF DEATH BENEFIT                                                    45
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     45
How death benefit payment is made                                           46
Beneficiary continuation option under Series 100 and
  300 Traditional IRA, Roth IRA and QP IRA contracts                        46


--------------------------------------------------------------------------------
7
TAX INFORMATION                                                             48
--------------------------------------------------------------------------------
Overview                                                                    48
Buying a contract to fund a retirement arrangement                          48
Transfers among investment options                                          48
Taxation of nonqualified annuities                                          48
Individual retirement arrangements ("IRAs")                                 50
Roth individual retirement annuities ("Roth IRAs")                          60
Federal and state income tax withholding and
  information reporting                                                     64
Impact of taxes to Equitable Life                                           65


--------------------------------------------------------------------------------
8
MORE INFORMATION                                                            66
--------------------------------------------------------------------------------
About our Separate Account A                                                66
About EQ Advisors Trust                                                     66
About our fixed maturity options                                            67
About the general account                                                   68
About other methods of payment                                              68
Dates and prices at which contract events occur                             69
About your voting rights                                                    70
About legal proceedings                                                     70
About our independent accountants                                           70
Financial statements                                                        71
Transfers of ownership, collateral assignments,
  loans, and borrowing                                                      71
Distribution of the contracts                                               71


--------------------------------------------------------------------------------
9
INVESTMENT PERFORMANCE                                                      72
--------------------------------------------------------------------------------
Communicating performance data                                              75



--------------------------------------------------------------------------------
10
INCORPORATION OF CERTAIN DOCUMENTS
  BY REFERENCE                                                              77


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I -- Condensed financial information                                       A-1
II -- Market value adjustment example                                      B-1



--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

Index of key words and phrases


-----
  4
--------------------------------------------------------------------------------



This index should help you locate more information on the terms used in this prospectus.



                                   PAGE                                    PAGE
account value                        33     IRS                              52
annuitant                            23     investment options               26
annuity payout options               39     market adjusted amount           30
beneficiary                          49     market timing                    34
business day                         72     market value adjustment          30
cash value                           33     maturity value                   29
conduit IRA                          57     NQ                            cover
contract date                        12     portfolio                     cover
contract date anniversary            12     processing office                 9
contract year                        12     QP IRAs                       cover
contributions                        31     rate to maturity                 29
contributions to Roth IRAs           60     regular contribution             55
 regular contribution                63     Required Beginning Date          58
 rollovers and transfers             63     Roth IRA                      cover
 conversion contributions            64     SAI                           cover
contributions to traditional IRAs    54     SEC                           cover
 regular contributions               54     TOPS                              9
 rollovers and transfers             56     traditional IRA               cover
 disruptive transfer activity        34     TSA                           cover
EQAccess                              9     unit                             36
fixed maturity options               29     unit investment trust            71
guaranteed interest option           29     variable investment options      33
IRA                               cover


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


 ---------------------------------------------------------------------------
 PROSPECTUS                      CONTRACT OR SUPPLEMENTAL MATERIALS
 ---------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods or Fixed Maturity Accounts
  variable investment options   Investment Funds or Investment Divisions
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  guaranteed interest option    Guaranteed Interest Account
  unit                          Accumulation unit
  unit value                    Accumulation unit value
 ---------------------------------------------------------------------------

Who is Equitable Life?

-----
  5
--------------------------------------------------------------------------------




We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $483.1 billion in assets as of December 31, 2000. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

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HOW TO REACH US


You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

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 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
 INDIVIDUALLY BY REGULAR MAIL:
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Equitable Life
EQUI-VEST
Individual Collections
P.O. Box 13459
Newark, NJ 07188-0459


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 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
 INDIVIDUALLY BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13459


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 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Life
EQUI-VEST
P.O. Box 2996
New York, NY 10116-2996


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Life
EQUI-VEST
200 Plaza Drive, 2nd Floor
Secaucus, NJ 07094


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 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY
 EMPLOYERS AND SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Life
EQUI-VEST
Unit Collections
P.O. Box 13463
Newark, New Jersey 07188-0463


--------------------------------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY
 EMPLOYERS AND SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13463


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
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o  written confirmation of financial transactions;

o quarterly statements of your contract values as of the close of each calendar quarter; and

o annual statement of your contract values as of your contract date anniversary.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS")
 AND EQACCESS SYSTEMS:
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TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

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o    the number of units you have in the variable investment options;

o    rates to maturity for fixed maturity options;


o    the daily unit values for the variable investment options; and


o performance information regarding the variable investment options (not available through TOPS).

You can also:


o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option;


o    elect the investment simplifier (not available through EQAccess);

o change your TOPS personal identification number ("PIN") (not available through EQAccess); and

o    change your EQAccess password (not available through TOPS).


TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll-free 1 (800) 755-7777. You may use EQAccess by visiting our Web site at http://www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options").


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number 1 (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m., Eastern Time.

--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:
--------------------------------------------------------------------------------
You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)  conversion of your Traditional IRA contract to a Standard Roth IRA;

(2) cancellation of your Standard Roth IRA or Roth Advantage contract and return to a traditional IRA contract;

(3)  election of the automatic investment program;

(4)  election of the investment simplifier;

(5)  election of the automatic NQ deposit service;

(6)  election of the rebalancing program;

(7)  to obtain a PIN required for TOPS;

(8)  election of required minimum distribution option;

(9)  election of the principal assurance allocation; and

(10) request for a transfer/rollover of assets or 1035 exchange to another carrier.

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WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers among investment options;

(4)  change of ownership; and

(5)  contract surrender and withdrawal requests.


TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2)  investment simplifier;

(3)  rebalancing program;

(4)  systematic withdrawals; and

(5)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:


The proper person to sign forms, notices and requests would normally be the owner.

EQUI-VEST at a glance -- key features

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PROFESSIONAL INVESTMENT      EQUI-VEST's variable investment options invest in different portfolios managed by
MANAGEMENT                   professional investment advisers.
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GUARANTEED INTEREST OPTION   o Principal and interest guarantees

                             o Interest rates set periodically
----------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY OPTIONS       o 10 (7 in Oregon) fixed maturity options with maturities ranging from approximately 1 to 10
                               (1 to 7 in Oregon) years.

                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             -----------------------------------------------------------------------------------------------
                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. This may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment may also apply.

                             o Only available for contracts in states where approved.
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TAX ADVANTAGES               o On earnings inside the    No tax until you make withdrawals from your contract or receive
                               contract                  annuity payments.
                             -----------------------------------------------------------------------------------------------
                             o On transfers inside the   No tax on transfers among investment options.
                               contract
                             -----------------------------------------------------------------------------------------------
                             If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information" later in the prospectus.)
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CONTRIBUTION AMOUNTS         o NQ:
                             --$1,000 (initial) or $50 (initial for payroll deduction); $50 (additional).

                             o TRADITIONAL IRA AND STANDARD ROTH IRA:
                             --series 300 - $50 (initial and additional);
                             --series 100 - $20 (initial and additional).

                             o QP IRA:
                             --series 300 - $2,500 each rollover amount;
                             --series 100 - $1,000 each rollover amount.
                             -----------------------------------------------------------------------------------------------
                             Maximum contribution limitations may apply.
----------------------------------------------------------------------------------------------------------------------------

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ACCESS TO YOUR MONEY   o Lump sum withdrawals

                       o Several withdrawal options on a periodic basis

                       o Contract surrender

                       You may incur a withdrawal charge for certain withdrawals
                       or if you surrender your contract. You may also incur
                       income tax and a penalty tax.
--------------------------------------------------------------------------------
PAYOUT OPTIONS         o Fixed annuity payout options

                       o Variable annuity payout options
--------------------------------------------------------------------------------
ADDITIONAL FEATURES    o Dollar-cost averaging by automatic transfers
                       -- Interest sweep option
                       -- Fixed-dollar option

                       o Automatic investment program

                       o Account value rebalancing (quarterly, semiannually, and
                         annually)

                       o No charge on transfers among investment options

                       o Waiver of withdrawal charge for disability, confinement
                         to a nursing home, and terminal illness
                         (series 300 only)

                       o Minimum death benefit
--------------------------------------------------------------------------------
FEES AND CHARGES       o Daily charge on amounts invested in variable investment
                         options for mortality and expense risks and other expenses at current annual rates determined by contract series.
                         series 100: 1.34%; three options at 1.49% series 300: 1.35%.
                       o Annual administrative charge.
                         series 100: $30
                         series 300: $30 currently or during the first two contract years 2% of the account value if less
                         ($65 maximum).

                       o Charge for third-party transfer (such as in the case of
                         a trustee-to-trustee transfer for an IRA contract), or exchange (if your contract is exchanged for a contract issued by another insurance company):
                         series 100: None
                         series 300: $25 currently ($65 maximum) per occurrence.

                       o No sales charge deducted at the time you make
                         contributions.

                       o Series 300 and NQ contracts under series 100: we deduct
                         a charge equal to 6% of contributions that have been withdrawn if such contributions were made in the current and five prior contract years.

                       o IRAs under series 100: -- 6% of the amount withdrawn,
                         generally declining for the first through 12th contract years. The total of all withdrawal charges may not exceed 8% of all contributions made during a specified period before the withdrawal is made.
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FEES AND CHARGES    o There is no charge in any contract year in which the
(CONTINUED)           amount withdrawn does not exceed 10% of your account value at the time of your withdrawal request minus prior
                      withdrawals in that contract year. Under certain
                      circumstances the withdrawal charge will not apply. The
                      circumstances are discussed in "Charges and expenses"
                      later in this prospectus.
                      ----------------------------------------------------------
                      The "contract date" is the effective date of a contract.
                      This usually is the business day we receive the properly
                      completed and signed application, along with any other
                      required documents and your initial contribution. Your
                      contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month
                      period after that date is a "contract year." The end of
                      each 12-month period is your "contract date anniversary."
                      ----------------------------------------------------------

                    o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                    o We deduct a $350 annuity administrative fee from amounts applied to a variable annuity payout option.

                    o Annual expenses of EQ Advisors Trust portfolios are
                      calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.26% to 1.15% annually, other expenses, and for Class IB shares, 12b-1 fees of 0.25% annually.

                    o Daily charge on amounts invested in variable investment
                      options for mortality and expense risks and other expenses at annual rates determined by contract series.

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THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS, AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. FOR TRADITIONAL IRAS, THE MAXIMUM ISSUE AGE IS 70, BUT WE WILL ISSUE UP TO AGE 79 IF THE CONTRIBUTION IS A ROLLOVER CONTRIBUTION. ALSO, ALL FEATURES OF THE CONTRACT, INCLUDING ALL VARIABLE INVESTMENT OPTIONS, ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD.


For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.

Fee table


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The fee tables below will help you understand the various charges and expenses that apply to your contract series.* The tables reflect charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.


The guaranteed interest option and fixed maturity options are not covered by the fee tables and examples. However, the annual administrative charge, the withdrawal charge, and the third-party transfer or exchange charge do apply to the guaranteed interest option and fixed maturity options. Also, an annuity administrative fee may apply when your annuity payments are to begin. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.


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CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------

                                            EQ/BALANCED,
                                            EQ/ALLIANCE
                                           COMMON STOCK,
                                        EQ/ALLIANCE MONEY   ALL OTHER VARIABLE
                                          MARKET OPTIONS    INVESTMENT OPTIONS
                                        -----------------   ------------------
                                              series               series              series
                                               100                  100                 300
                                        -----------------   ------------------     --------------
Mortality and expense risk(1)                 0.65%                0.50%           1.10% current
                                                                                   (1.75% maximum)
Other expenses(2)                             0.84%                0.84%           0.25%
                                              -----                -----           -----
Total Separate Account A                      1.49%                1.34%           1.35% current
 annual expenses(3)(4)

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 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
--------------------------------------------------------------------------------
Annual administrative charge(5)         $30 (under series 300: $65 maximum)
--------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
--------------------------------------------------------------------------------
Maximum withdrawal charge(6)            6%
--------------------------------------------------------------------------------
Charge for third-party transfer or      series 100: None
 exchange                               series 300: $25, for each occurrence,
                                        current ($65 maximum)
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* Series 300 contracts are issued in Pennsylvania and series 100 contracts are issued in Oregon.

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                                        EQ ADVISORS TRUST ANNUAL EXPENSES
                         (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

-----------------------------------------------------------------------------------------------------------
                                                                                                 NET
                                                                                                TOTAL
                                                                               OTHER            ANNUAL
                                                                              EXPENSES         EXPENSES
                                             MANAGEMENT                    (AFTER EXPENSE   (AFTER EXPENSE
                                               FEES(7)      12B-1 FEES(8)   LIMITATION)(9)  LIMITATION)(10)
-----------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.60%          N/A             0.07%            0.67%
EQ/Alliance Common Stock                         0.46%          N/A             0.05%            0.51%
EQ/Alliance Global                               0.72%          N/A             0.09%            0.81%
EQ/Alliance Growth and Income                    0.58%          N/A             0.05%            0.63%
EQ/Alliance Growth Investors                     0.56%          N/A             0.06%            0.62%
EQ/Alliance High Yield                           0.60%          N/A             0.07%            0.67%
EQ/Alliance Intermediate Government Securities   0.50%          N/A             0.08%            0.58%
EQ/Alliance International                        0.85%          N/A             0.29%            1.14%
EQ/Alliance Money Market                         0.34%          N/A             0.06%            0.40%
EQ/Alliance Premier Growth                       0.89%         0.25%            0.01%            1.15%
EQ/Alliance Quality Bond                         0.53%          N/A             0.06%            0.59%
EQ/Alliance Small Cap Growth                     0.75%          N/A             0.06%            0.81%
EQ/Alliance Technology                           0.90%         0.25%            0.00%            1.15%
EQ/AXP New Dimensions                            0.65%         0.25%            0.05%            0.95%
EQ/AXP Strategy Aggressive                       0.70%         0.25%            0.05%            1.00%
EQ/Balanced                                      0.57%          N/A             0.08%            0.65%
EQ/Bernstein Diversified Value                   0.65%         0.25%            0.05%            0.95%
EQ/Capital Guardian Research                     0.65%         0.25%            0.05%            0.95%
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%            0.05%            0.95%
EQ/Equity 500 Index                              0.25%          N/A             0.06%            0.31%
EQ/Evergreen Omega                               0.65%         0.25%            0.05%            0.95%
EQ/FI Mid Cap                                    0.70%         0.25%            0.05%            1.00%
EQ/FI Small/Mid Cap Value                        0.75%         0.25%            0.10%            1.10%
EQ/Janus Large Cap Growth                        0.90%         0.25%            0.00%            1.15%
EQ/Mercury Basic Value Equity                    0.60%         0.25%            0.10%            0.95%
EQ/MFS Emerging Growth Companies                 0.62%         0.25%            0.10%            0.97%
EQ/MFS Investors Trust                           0.60%         0.25%            0.10%            0.95%
EQ/MFS Research                                  0.65%         0.25%            0.05%            0.95%
EQ/Morgan Stanley Emerging Markets Equity        1.15%         0.25%            0.40%            1.80%
EQ/Putnam Growth & Income Value                  0.60%         0.25%            0.10%            0.95%
EQ/T. Rowe Price International Stock             0.85%         0.25%            0.15%            1.25%
-----------------------------------------------------------------------------------------------------------


Notes:




(1)  A portion of this charge is for providing the death benefit.

(2) For the series 300 contracts we currently charge 0.25% for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock, and EQ/Alliance Money Market options and 0.24% for all the other options (we reserve the right to increase this charge to 0.25% at our discretion). For series 100 contracts, this charge is for financial accounting and other administrative services relating to the contracts.

(3) Total Separate Account A annual expenses of the variable investment options (not including EQ Advisors Trust fees and other expenses) are guaranteed not to exceed a total annual rate of (i) 1.35% for series 300 and (ii) 1.49% for series 100 for the EQ/Balanced, EQ/Alliance Common Stock, and EQ/Alliance Money Market options; and (iii) for series 100, an annual rate of 1.34% for all the other options not listed in (ii).

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(4) For series 100 contracts the total Separate Account A annual expenses of the variable investment options and total annual expenses of EQ Advisors Trust fees when added together are not permitted to exceed an annual rate of 1.75% for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock, and EQ/Alliance Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment options plus EQ Advisors Trust annual expenses for 2000 would have been 1.89% for the EQ/Alliance Money Market option; 2.00% for the EQ/Alliance Common Stock option; 2.01% for the EQ/Aggressive Stock option; and 2.14% for the EQ/Balanced option.

(5) For series 300 contracts, during the first two contract years, this charge is currently equal to the lesser of $30 or 2% of your account value if it applies. Thereafter, the charge is currently $30 for each contract year, but we reserve the right to waive or increase this charge to an annual maximum of $65. For series 100 contracts, some contracts are exempt from this charge.

(6) This charge applies to withdrawn contributions that were made in the current and five prior years. This charge is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

(7) The management fees shown reflect revised management fees, effective May 1, 2000, which were approved by shareholders. The management fee for each portfolio cannot be increased without a vote of that portfolio's shareholders.

(8) The Class IB shares of EQ Advisors Trust are subject to fees imposed under a distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. Class IA shares of EQ Advisors Trust are not subject to these fees.

(9) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Alliance Technology portfolio on May 1, 2000, "Other Expenses" shown have been annualized. Initial seed capital was invested for the EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive Portfolios on September 1, 2000, thus "Other Expenses" shown are estimated. See footnote (10) for any expense limitation agreement information.

(10) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." The amount shown for the EQ/Morgan Stanley Emerging Markets Portfolio, reflects a .05% decrease in the portfolio's expense waiver. This decrease in the expense waiver was effective on May 1, 2001. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached a sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust. The following chart indicates other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect.

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------------------------------------------------     ------------------------------------------------
                                 OTHER EXPENSES                                      OTHER EXPENSES
                                 (BEFORE ANY FEE                                     (BEFORE ANY FEE
                                 WAIVERS AND/OR                                       WAIVERS AND/OR
                                     EXPENSE                                             EXPENSE
PORTFOLIO NAME                   REIMBURSEMENTS)     PORTFOLIO NAME                  REIMBURSEMENTS)
------------------------------------------------     ------------------------------------------------

EQ/Alliance Premier Growth            0.05%          EQ/FI Small/Mid Cap Value             0.19%
EQ/Alliance Technology                0.06%          EQ/Janus Large Cap Growth             0.22%
EQ/AXP New Dimensions                 1.23%          EQ/Mercury Basic Value Equity         0.10%
EQ/AXP Strategy Aggressive            0.57%          EQ/MFS Investors Trust                0.13%
EQ/Balanced                           0.08%          EQ/MFS Research                       0.07%
EQ/Bernstein Diversified Value        0.15%          EQ/Morgan Stanley Emerging
EQ/Capital Guardian Research          0.16%           Markets Equity                       0.52%
EQ/Capital Guardian U.S. Equity       0.11%          EQ/Putnam Growth & Income Value       0.12%
EQ/Evergreen Omega                    0.83%          EQ/T. Rowe Price International Stock  0.24%
EQ/FI Mid Cap                         0.27%
------------------------------------------------     ------------------------------------------------

EXAMPLES: EQUI-VEST SERIES 300 CONTRACTS

For each type of series 300 contract, the examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed, and a 5% annual return is earned on the assets in that option.(1) The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.489 per $1,000. We also assume there is no waiver of the withdrawal charge. The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each Portfolio of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included in the examples.


These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.




-------------------------------------------------------------------------------------
                                       IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                              EACH PERIOD SHOWN, THE EXPENSES
                                                         WOULD BE:
                                     ------------------------------------------------
                                      1 YEAR      3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------
EQ/Aggressive Stock                  $ 83.69     $ 145.01     $ 208.93     $ 314.55
EQ/Alliance Common Stock             $ 82.11     $ 140.28     $ 200.64     $ 298.32
EQ/Alliance Global                   $ 85.08     $ 149.13     $ 215.76     $ 328.53
EQ/Alliance Growth and Income        $ 83.30     $ 143.83     $ 206.86     $ 310.52
EQ/Alliance Growth Investors         $ 83.20     $ 143.53     $ 206.35     $ 309.51
EQ/Alliance High Yield               $ 83.69     $ 145.01     $ 208.93     $ 314.55
EQ/Alliance Intermediate Government
 Securities                          $ 82.80     $ 142.35     $ 204.27     $ 305.45
EQ/Alliance International            $ 88.36     $ 158.79     $ 231.58     $ 360.70
EQ/Alliance Money Market             $ 81.01     $ 137.02     $ 194.90     $ 287.01
EQ/Alliance Premier Growth           $ 88.46     $ 159.09     $ 232.05     $ 361.66



-------------------------------------------------------------------------------------
                                       IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                          END OF EACH PERIOD SHOWN, THE EXPENSES
                                                        WOULD BE:
                                     ------------------------------------------------
                                        1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------------
EQ/Aggressive Stock                  $ 28.53     $  87.45   $ 148.93     $ 314.55
EQ/Alliance Common Stock             $ 26.86     $  82.45   $ 140.64     $ 298.32
EQ/Alliance Global                   $ 30.00     $  91.82   $ 156.14     $ 328.53
EQ/Alliance Growth and Income        $ 28.11     $  86.20   $ 146.86     $ 310.52
EQ/Alliance Growth Investors         $ 28.01     $  85.89   $ 146.35     $ 309.51
EQ/Alliance High Yield               $ 28.53     $  87.45   $ 148.93     $ 314.55
EQ/Alliance Intermediate Government
 Securities                          $ 27.59     $  84.64   $ 144.27     $ 305.45
EQ/Alliance International            $ 33.47     $ 102.07   $ 172.96     $ 360.70
EQ/Alliance Money Market             $ 25.70     $  78.99   $ 134.90     $ 287.01
EQ/Alliance Premier Growth           $ 33.57     $ 102.38   $ 173.47     $ 361.66
-------------------------------------------------------------------------------------

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---------------------------------------------------------------------------------------------
                                              IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                     EACH PERIOD SHOWN, THE EXPENSES
                                                                WOULD BE:
                                            -------------------------------------------------
                                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                    $ 82.90     $ 142.65     $ 204.79     $ 306.47
EQ/Alliance Small Cap Growth                $ 85.08     $ 149.13     $ 215.76     $ 328.53
EQ/Alliance Technology                      $ 88.46     $ 159.09     $ 232.05     $ 361.66
EQ/AXP New Dimensions                       $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/AXP Strategy Aggressive                  $ 86.97     $ 154.70     $ 224.89     $ 347.19
EQ/Balanced                                 $ 83.50     $ 144.42     $ 207.90     $ 312.54
EQ/Bernstein Diversified Value              $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Capital Guardian Research                $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Capital Guardian U.S. Equity             $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Equity 500 Index                         $ 80.12     $ 134.35     $ 190.19     $ 277.67
EQ/Evergreen Omega                          $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/FI Mid Cap                               $ 86.97     $ 154.70     $ 224.89     $ 347.19
EQ/FI Small/Mid Cap Value                   $ 87.96     $ 157.63     $ 229.67     $ 356.86
EQ/Janus Large Cap Growth                   $ 88.46     $ 159.09     $ 232.05     $ 361.66
EQ/Mercury Basic Value Equity               $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/MFS Emerging Growth Companies            $ 86.67     $ 153.82     $ 223.46     $ 344.26
EQ/MFS Investors Trust                      $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/MFS Research                             $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Morgan Stanley Emerging Markets Equity   $ 94.91     $ 177.92     $ 262.53     $ 421.86
EQ/Putnam Growth & Income Value             $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/T. Rowe Price International Stock        $ 89.45     $ 162.00     $ 236.80     $ 371.19


---------------------------------------------------------------------------------------------
                                              IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                                 END OF EACH PERIOD SHOWN, THE EXPENSES
                                                               WOULD BE:
                                            -------------------------------------------------
                                             1 YEAR     3 YEARS     5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                    $ 27.70     $  84.95   $ 144.79     $ 306.47
EQ/Alliance Small Cap Growth                $ 30.00     $  91.82   $ 156.14     $ 328.53
EQ/Alliance Technology                      $ 33.57     $ 102.38   $ 173.47     $ 361.66
EQ/AXP New Dimensions                       $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/AXP Strategy Aggressive                  $ 32.00     $  97.73   $ 165.86     $ 347.19
EQ/Balanced                                 $ 28.32     $  86.83   $ 147.90     $ 312.54
EQ/Bernstein Diversified Value              $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Capital Guardian Research                $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Capital Guardian U.S. Equity             $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Equity 500 Index                         $ 24.76     $  76.16   $ 130.19     $ 277.67
EQ/Evergreen Omega                          $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/FI Mid Cap                               $ 32.00     $  97.73   $ 165.86     $ 347.19
EQ/FI Small/Mid Cap Value                   $ 33.05     $ 100.83   $ 170.94     $ 356.86
EQ/Janus Large Cap Growth                   $ 33.57     $ 102.38   $ 173.47     $ 361.66
EQ/Mercury Basic Value Equity               $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/MFS Emerging Growth Companies            $ 31.68     $  96.80   $ 164.33     $ 344.26
EQ/MFS Investors Trust                      $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/MFS Research                             $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Morgan Stanley Emerging Markets Equity   $ 40.39     $ 122.35   $ 205.89     $ 421.86
EQ/Putnam Growth & Income Value             $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/T. Rowe Price International Stock        $ 34.62     $ 105.47   $ 178.52     $ 371.19
---------------------------------------------------------------------------------------------


(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money."


IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:


Assuming an annuity payout option could be issued, (see Note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example for "if you do not surrender your contract" would, in each case, be increased by $6.08 based on the average amount applied to annuity payout options in 2000. See "Annuity administrative fee" under "Charges and expenses."



EXAMPLES: EQUI-VEST SERIES 100 CONTRACTS

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed, and a 5% annual return is earned on the assets in that option.(1) We also assume there is no waiver of the withdrawal charge. The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.489 per $1,000. The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each Portfolio of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included in the examples. Other than as indicated above, the charges and expenses used to compute the examples below are the maximum expenses (taking into

-----
 17
--------------------------------------------------------------------------------


account the expense limitation at an annual rate of 1.75% for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Alliance Money Market options) rather than the lower current charges.


These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



FOR IRA (TRADITIONAL, STANDARD ROTH AND CERTAIN QP IRA CONTRACTS WHERE THE FREE WITHDRAWAL AMOUNT APPLIES AFTER THE THIRD CONTRACT YEAR):





------------------------------------------------------------------------------------------------
                                                  IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                               EACH PERIOD SHOWN,
                                                 ------------------------------------------------
                                                             THE EXPENSES WOULD BE:
                                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 80.75    $ 124.20    $ 163.40    $ 254.23
EQ/Alliance Common Stock                         $ 80.75    $ 124.20    $ 163.40    $ 254.23
EQ/Alliance Global                               $ 84.69    $ 136.09    $ 183.44    $ 296.05
EQ/Alliance Growth and Income                    $ 82.92    $ 130.75    $ 174.47    $ 277.44
EQ/Alliance Growth Investors                     $ 82.82    $ 130.45    $ 173.96    $ 276.40
EQ/Alliance High Yield                           $ 83.31    $ 131.94    $ 176.47    $ 281.61
EQ/Alliance Intermediate Government Securities   $ 82.42    $ 129.26    $ 171.96    $ 272.21
EQ/Alliance International                        $ 87.95    $ 145.83    $ 199.72    $ 329.30
EQ/Alliance Money Market                         $ 80.75    $ 124.20    $ 163.40    $ 254.23
EQ/Alliance Premier Growth                       $ 88.05    $ 146.12    $ 200.21    $ 330.29
EQ/Alliance Quality Bond                         $ 82.52    $ 129.56    $ 172.46    $ 273.26
EQ/Alliance Small Cap Growth                     $ 84.69    $ 136.09    $ 183.44    $ 296.05
EQ/Alliance Technology                           $ 88.05    $ 146.12    $ 200.21    $ 330.29
EQ/AXP New Dimensions                            $ 86.07    $ 140.23    $ 190.37    $ 310.29
EQ/AXP Strategy Aggressive                       $ 86.57    $ 141.70    $ 192.84    $ 315.33
EQ/Balanced                                      $ 80.75    $ 124.20    $ 163.40    $ 254.23
EQ/Bernstein Diversified Value                   $ 86.07    $ 140.23    $ 190.37    $ 310.29
EQ/Capital Guardian Research                     $ 86.07    $ 140.23    $ 190.37    $ 310.29
EQ/Capital Guardian U.S. Equity                  $ 86.07    $ 140.23    $ 190.37    $ 310.29
EQ/Equity 500 Index                              $ 79.76    $ 121.21    $ 158.34    $ 243.51
EQ/Evergreen Omega                               $ 86.07    $ 140.23    $ 190.37    $ 310.29
EQ/FI Mid Cap                                    $ 86.57    $ 141.70    $ 192.84    $ 315.33
EQ/FI Small/Mid Cap Value                        $ 87.55    $ 144.65    $ 197.76    $ 325.33
EQ/Janus Large Cap Growth                        $ 88.05    $ 146.12    $ 200.21    $ 330.29
EQ/Mercury Basic Value Equity                    $ 86.07    $ 140.23    $ 190.37    $ 310.29
EQ/MFS Emerging Growth Companies                 $ 86.27    $ 140.82    $ 191.36    $ 312.31
EQ/MFS Investors Trust                           $ 86.07    $ 140.23    $ 190.37    $ 310.29
EQ/MFS Research                                  $ 86.07    $ 140.23    $ 190.37    $ 310.29
EQ/Morgan Stanley Emerging Markets Equity        $ 94.46    $ 165.10    $ 231.58    $ 392.51
EQ/Putnam Growth & Income Value                  $ 86.07    $ 140.23    $ 190.37    $ 310.29
EQ/T. Rowe Price International Stock             $ 89.03    $ 149.06    $ 205.09    $ 340.13
------------------------------------------------------------------------------------------------

-----
 18
--------------------------------------------------------------------------------


FOR NQ CONTRACTS:



------------------------------------------------------------------------------------------------
                                                  IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                               EACH PERIOD SHOWN,
                                                             THE EXPENSES WOULD BE:
                                                 -----------------------------------------------
                                                  1 YEAR     3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 74.56    $ 117.62    $ 163.40    $ 217.55
EQ/Alliance Common Stock                         $ 74.56    $ 117.62    $ 163.40    $ 217.55
EQ/Alliance Global                               $ 78.53    $ 129.59    $ 183.44    $ 260.84
EQ/Alliance Growth and Income                    $ 76.74    $ 124.22    $ 174.47    $ 241.58
EQ/Alliance Growth Investors                     $ 76.64    $ 123.92    $ 173.96    $ 240.49
EQ/Alliance High Yield                           $ 77.14    $ 125.41    $ 176.47    $ 245.89
EQ/Alliance Intermediate Government Securities   $ 76.25    $ 122.72    $ 171.96    $ 236.16
EQ/Alliance International                        $ 81.81    $ 139.39    $ 199.72    $ 295.25
EQ/Alliance Money Market                         $ 74.56    $ 117.62    $ 163.40    $ 217.55
EQ/Alliance Premier Growth                       $ 81.91    $ 139.69    $ 200.21    $ 296.28
EQ/Alliance Quality Bond                         $ 76.35    $ 123.02    $ 172.46    $ 237.25
EQ/Alliance Small Cap Growth                     $ 78.53    $ 129.59    $ 183.44    $ 260.84
EQ/Alliance Technology                           $ 81.91    $ 139.69    $ 200.21    $ 296.28
EQ/AXP New Dimensions                            $ 79.92    $ 133.76    $ 190.37    $ 275.58
EQ/AXP Strategy Aggressive                       $ 80.42    $ 135.24    $ 192.84    $ 280.79
EQ/Balanced                                      $ 74.56    $ 117.62    $ 163.40    $ 217.55
EQ/Bernstein Diversified Value                   $ 79.92    $ 133.76    $ 190.37    $ 275.58
EQ/Capital Guardian Research                     $ 79.92    $ 133.76    $ 190.37    $ 275.58
EQ/Capital Guardian U.S. Equity                  $ 79.92    $ 133.76    $ 190.37    $ 275.58
EQ/Equity 500 Index                              $ 73.57    $ 114.61    $ 158.34    $ 206.46
EQ/Evergreen Omega                               $ 79.92    $ 133.76    $ 190.37    $ 275.58
EQ/FI Mid Cap                                    $ 80.42    $ 135.24    $ 192.84    $ 280.79
EQ/FI Small/Mid Cap Value                        $ 81.41    $ 138.21    $ 197.76    $ 291.14
EQ/Janus Large Cap Growth                        $ 81.91    $ 139.69    $ 200.21    $ 296.28
EQ/Mercury Basic Value Equity                    $ 79.92    $ 133.76    $ 190.37    $ 275.58
EQ/MFS Emerging Growth Companies                 $ 80.12    $ 134.35    $ 191.36    $ 277.67
EQ/MFS Investors Trust                           $ 79.92    $ 133.76    $ 190.37    $ 275.58
EQ/MFS Research                                  $ 79.92    $ 133.76    $ 190.37    $ 275.58
EQ/Morgan Stanley Emerging Markets Equity        $ 88.36    $ 158.79    $ 231.58    $ 360.70
EQ/Putnam Growth & Income Value                  $ 79.92    $ 133.76    $ 190.37    $ 275.58
EQ/T. Rowe Price International Stock             $ 82.90    $ 142.65    $ 205.09    $ 306.47
------------------------------------------------------------------------------------------------

-----
 19
--------------------------------------------------------------------------------



FOR NQ AND ALL IRA SERIES 100 CONTRACTS:





------------------------------------------------------------------------------------------------
                                                  IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                                           END OF EACH PERIOD SHOWN,
                                                             THE EXPENSES WOULD BE:
                                                 -----------------------------------------------
                                                  1 YEAR     3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 18.88    $  58.42    $ 100.46    $ 217.55
EQ/Alliance Global                               $ 23.08    $  71.11    $ 121.77    $ 260.84
EQ/Alliance Growth and Income                    $ 21.19    $  65.41    $ 112.22    $ 241.58
EQ/Alliance Growth Investors                     $ 21.08    $  65.10    $ 111.69    $ 240.49
EQ/Alliance High Yield                           $ 21.61    $  66.68    $ 114.35    $ 245.89
EQ/Alliance Intermediate Government Securities   $ 20.66    $  63.83    $ 109.56    $ 236.16
EQ/Alliance International                        $ 26.54    $  81.50    $ 139.08    $ 295.25
EQ/Alliance Money Market                         $ 18.88    $  58.42    $ 100.46    $ 217.55
EQ/Alliance Quality Bond                         $ 20.77    $  64.14    $ 110.09    $ 237.25
EQ/Alliance Small Cap Growth                     $ 23.08    $  71.11    $ 121.77    $ 260.84
EQ/Capital Guardian Research                     $ 24.55    $  75.53    $ 129.14    $ 275.58
EQ/Capital Guardian U.S. Equity                  $ 24.55    $  75.53    $ 129.14    $ 275.58
EQ/Aggressive Stock                              $ 18.88    $  58.42    $ 100.46    $ 217.55
EQ/Alliance Premier Growth                       $ 26.65    $  81.82    $ 139.60    $ 296.28
EQ/Alliance Technology                           $ 26.65    $  81.82    $ 139.60    $ 296.28
EQ/AXP New Dimensions                            $ 24.55    $  75.53    $ 129.14    $ 275.58
EQ/AXP Strategy Aggressive                       $ 25.07    $  77.10    $ 131.76    $ 280.79
EQ/Balanced                                      $ 18.88    $  58.42    $ 100.46    $ 217.55
EQ/Bernstein Diversified Value                   $ 24.55    $  75.53    $ 129.14    $ 275.58
EQ/Equity 500 Index                              $ 17.83    $  55.23    $  95.07    $ 206.46
EQ/Evergreen Omega                               $ 24.55    $  75.53    $ 129.14    $ 275.58
EQ/Janus Large Cap Growth                        $ 26.65    $  81.82    $ 139.60    $ 296.28
EQ/Putnam Growth & Income Value                  $ 24.55    $  75.53    $ 129.14    $ 275.58
EQ/FI Mid Cap                                    $ 25.07    $  77.10    $ 131.76    $ 280.79
EQ/FI Small/Mid Cap Value                        $ 26.12    $  80.25    $ 136.99    $ 291.14
EQ/Mercury Basic Value Equity                    $ 24.55    $  75.53    $ 129.14    $ 275.58
EQ/MFS Emerging Growth Companies                 $ 24.76    $  76.16    $ 130.19    $ 277.67
EQ/MFS Investors Trust                           $ 24.55    $  75.53    $ 129.14    $ 275.58
EQ/MFS Research                                  $ 24.55    $  75.53    $ 129.14    $ 275.58
EQ/Morgan Stanley Emerging Markets Equity        $ 33.47    $ 102.07    $ 172.96    $ 360.70
EQ/T. Rowe Price International Stock             $ 27.70    $  84.95    $ 144.79    $ 306.47
------------------------------------------------------------------------------------------------



(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money."

-----
 20
--------------------------------------------------------------------------------


IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:


Assuming an annuity payout option could be issued, (see Note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example for "if you do not surrender your contract" would, in each case, be increased by $6.08 based on the average amount applied to annuity payout options in 2000. See "Annuity administrative fee" under "Charges and expenses."




CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options available as of December 31, 2000.

1
Contract features and benefits




-----
 21
--------------------------------------------------------------------------------



In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss two series of contracts: series 100 which is available only in Oregon, and series 300 which is available only in Pennsylvania. Once you have purchased a contract you can identify the EQUI-VEST series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:


HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount for each type and series of contract purchased. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About other methods of payment" in "More information" later in this prospectus. The following table summarizes our rules regarding contributions to your contract. Ages in the table refer to the age of the annuitant.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                  ANNUITANT     MINIMUM                   SOURCE OF            LIMITATIONS ON
 CONTRACT TYPE   ISSUE AGES   CONTRIBUTIONS             CONTRIBUTIONS          CONTRIBUTIONS
------------------------------------------------------------------------------------------------
 NQ              0-83         o $1,000 (initial), $50   o After-tax money.      Not applicable.
                                (additional) (both
                                series)                 o Paid to us by check
                                                          or transfer of
                                                          contract value in a
                                                          tax deferred
                                                          exchange under
                                                          Section 1035 of the
                                                          Internal Revenue
                                                          Code.

                                                        o Paid to us by an
                                                          employer who
                                                          establishes a
                                                          payroll deduction
                                                          program.
------------------------------------------------------------------------------------------------

-----
 22
--------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------
                    ANNUITANT    MINIMUM                     SOURCE OF                     LIMITATIONS ON
 CONTRACT TYPE      ISSUE AGES   CONTRIBUTIONS               CONTRIBUTIONS                 CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
Traditional IRA     0-83         o $20 (initial and          o "Regular" traditional IRA   o For all types of IRAs,
                                   additional) (series 100)    contributions either          regular IRA contributions
                                                               made by you or paid to        may not exceed $2,000
                                 o $50 (initial and            us by an employer who         for a year.
                                   additional) (series 300)    establishes a payroll       o No additional regular IRA
                                                               deduction program.            contributions in the year
                                                             o Rollovers from a TSA          you turn age 70-1/2 and
                                                               contract or other 403(b)      thereafter.
                                                               arrangement.
                                                                                           o Rollover and direct
                                                             o Rollovers from another        transfer contributions
                                                               traditional individual        after age 70-1/2 must be
                                                               retirement arrangement.       net of required minimum
                                                                                             distributions.
                                                             o Direct
                                                               custodian-to-custodian      o Contributions are subject
                                                               transfers from other          to income tax rules.
                                                               traditional individual
                                                               retirement arrangements.    o Although we accept
                                                                                             transfer contributions
                                                                                             under the Traditional IRA
                                                                                             contracts, we intend that
                                                                                             these contracts be used
                                                                                             for ongoing regular
                                                                                             contributions.
------------------------------------------------------------------------------------------------------------------------
Standard Roth IRA   0-83         o $20 (initial and          o Regular after-tax           o For all types of IRAs,
                                   additional) (series 100)    contributions either          regular IRA contributions
                                                               made by you or paid to        may not exceed $2,000
                                 o $50 (initial and            us by an employer who         for a year.
                                   additional) (series 300)    establishes a payroll
                                                               deduction program.          o Contributions are subject
                                                                                             to income limits and other
                                                             o Rollovers from another        tax rules. See "Tax
                                                               Roth IRA.                     information --
                                                                                             Contributions to Roth
                                                             o Conversion rollovers          IRAs."
                                                               from a Traditional IRA.

                                                             o Direct transfers from
                                                               another Roth IRA.
------------------------------------------------------------------------------------------------------------------------

-----
 23
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                  ANNUITANT     MINIMUM                  SOURCE OF                      LIMITATIONS ON
 CONTRACT TYPE   ISSUE AGES   CONTRIBUTIONS            CONTRIBUTIONS                  CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
QP IRA           0-83         o $1,000 (series 100)    o Rollovers from a qualified   o Rollover contributions
                                                         plan.                          after age 70-1/2 must be
                              o $2,500 (series 300)                                     net of required minimum
                                                       o Rollovers from a TSA           distributions.
                                                         contract or other 403(b)
                                                         arrangement.                 o "Regular" after-tax
                                                                                        contributions are not
                                                       o The EQUI-VEST QP IRA           permitted.
                                                         contract is intended to be
                                                         a conduit IRA. Only
                                                         rollovers from a qualified
                                                         plan or TSA contract or
                                                         other 403(b)
                                                         arrangement are
                                                         permitted.
------------------------------------------------------------------------------------------------------------------------



See "Tax information" for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all EQUI-VEST contracts with the same annuitant would then total more than $1,500,000. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.

For information on when contributions are credited see "Dates and prices at which contract events occur" under "More information" later in this prospectus.

-----
 24
--------------------------------------------------------------------------------


OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different than the owner.


Under any type of the IRA contract, the owner and annuitant must be the same person.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We may also apply contributions made pursuant to a 1035 tax free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


Additional contributions may also be made by wire transfer or our automatic investment program. The method of payment is discussed in detail in "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.


--------------------------------------------------------------------------------

Generally our "business day" is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We may, however, close due to emergency conditions.
--------------------------------------------------------------------------------


WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the guaranteed interest option and the fixed maturity options.


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Listed below are the currently available portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options.
--------------------------------------------------------------------------------

----
 25
--------------------------------------------------------------------------------


PORTFOLIOS OF EQ ADVISORS TRUST

You should note that some EQ Advisors Trust portfolios have objectives and strategies that are substantially similar to those of certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

-----------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                 OBJECTIVE                                           ADVISER
-----------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock             Long-term growth of capital                          Alliance Capital Management L.P.
                                                                                     Marsico Capital Management, LLC
                                                                                     MFS Investment Management
                                                                                     Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock        Long-term growth of capital and increasing           Alliance Capital Management L.P.
                                income
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global              Long-term growth of capital                          Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income   High total return through investments primarily      Alliance Capital Management L.P.
                                in dividend-paying stocks of good quality,
                                although the Portfolio also may invest in fixed-
                                income and convertible securities
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors    Highest total return consistent with the adviser's   Alliance Capital Management L.P.
                                determination of reasonable risk
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance High Yield          High total return through a combination of           Alliance Capital Management L.P.
                                current income and capital appreciation by
                                investing generally in high yield securities
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate        High current income consistent with relative         Alliance Capital Management L.P.
 Government Securities          stability of principal
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International       Long-term growth of capital                          Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market        High level of current income, preserve its assets    Alliance Capital Management L.P.
                                and maintain liquidity
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth      Long-term growth of capital                          Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond        High current income consistent with                  Alliance Capital Management L.P.
                                preservation of capital
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth    Long-term growth of capital                          Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology          Long-term growth of capital                          Alliance Capital Management L.P.
-------------------------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions           Long-term growth of capital                          American Express Financial Corporation
-----------------------------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive      Long-term growth of capital                          American Express Financial Corporation
-----------------------------------------------------------------------------------------------------------------------------

-----
 26
--------------------------------------------------------------------------------


PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                    OBJECTIVE                                          ADVISER
-------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                       High return through both appreciation of capital   Alliance Capital Management L.P.
                                  and current income                                 Capital Guardian Trust Company
                                                                                     Prudential Investments Fund Management
                                                                                     LLC
                                                                                     Jennison Associates, LLC.
-------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value    Capital appreciation                               Alliance Capital Management, L.P., through
                                                                                     its Bernstein Investment Research and
                                                                                     Management Unit
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research      Long-term growth of capital                        Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity   Long-term growth of capital                        Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index               Total return before expenses that approximates     Alliance Capital Management L.P.
                                  the total return performance of the S&P 500
                                  Index, including reinvestment of dividends, at a
                                  risk level consistent with that of the Standard &
                                  Poor's 500 Stock Index
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                Long-term capital growth                           Evergreen Investment Management
                                                                                     Company, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                     Long-term growth of capital                        Fidelity Management & Research Company
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value         Long-term capital appreciation                     Fidelity Management & Research Company
-------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth         Long-term growth in a manner that is consistent    Janus Capital Corporation
                                  with preservation of capital
-------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity     Capital appreciation and, secondarily, income      Mercury Advisors
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth            Long-term capital growth                           MFS Investment Management
 Companies
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust            Long-term growth of capital with a secondary       MFS Investment Management
                                  objective to seek reasonable current income
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                   Long-term growth of capital and future income      MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------------
EQ/Morgan Stanley Emerging        Long-term capital appreciation                     Morgan Stanley Asset Management
 Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value   Capital growth, current income is a secondary      Putnam Investment Management, LLC
                                  objective
-------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price International    Long-term growth of capital                        T. Rowe Price International, Inc.
 Stock
-------------------------------------------------------------------------------------------------------------------------------
Other important information about the portfolios is included in the prospectus for EQ Advisors Trust attached at the end of this prospectus.


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 27
--------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information."

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending upon certain factors including the type and series of your contract and when the allocation is made.

Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


The minimum yearly guaranteed interest rate is 4% for 2001. The yearly rates we set will never be less than the minimum guaranteed interest rate of 3% for the life of the contract. A 4% minimum may apply under some contracts. Current interest rates will never be less than the yearly guaranteed interest rate.



FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates ranging from one to ten years (one to seven in Oregon). You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. Your contributions will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are only available in states where approved. Your financial professional can provide your state's approval status.


--------------------------------------------------------------------------------
Fixed maturity options range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution. If you make any withdrawals or transfers from a fixed maturity option before the maturity date, we will make a "market value adjustment" that may increase or decrease any fixed maturity amount you have left in that fixed maturity option. We discuss the market value adjustment below and in greater detail later in this prospectus in "More information."

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for each of the maturity years 2002 through 2011. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.


We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or


o the rate to maturity is 3% or less; or

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 28
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o the fixed maturity option's maturity date is within 45 days; or


o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or


(b) withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the fixed maturity option that will mature next (or another investment option if we are required to do so by any state regulation). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.


In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II to this prospectus provides an example of how the market value adjustment is calculated.



SELECTING YOUR INVESTMENT METHOD

You must choose one of the following methods for selecting your investment options:


o MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

o MAXIMUM TRANSFER FLEXIBILITY. Under this method you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

o TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.

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 29
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---------------------------------------------------------------------------------------------------
                                          INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------------
                                                   A
---------------------------------------------------------------------------------------------------
o Guaranteed Interest Option
---------------------------------------------------------------------------------------------------
 DOMESTIC STOCKS                                                   INTERNATIONAL STOCKS
---------------------------------------------------------------------------------------------------
o EQ/Aggressive Stock                                            o EQ/Alliance Global
o EQ/Alliance Common Stock                                       o EQ/Alliance International
o EQ/Alliance Growth and Income                                  o EQ/Morgan Stanley Emerging
                                                                   Markets Equity
o EQ/Alliance Premier Growth
                                                                 o EQ/T. Rowe Price International
o EQ/Alliance Small Cap Growth                                     Stock
o EQ/Alliance Technology
o EQ/AXP New Dimensions
o EQ/AXP Strategy Aggressive
o EQ/Bernstein Diversified Value
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Equity 500 Index
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value
o EQ/Janus Large Cap Growth
o EQ/MFS Emerging Growth
  Companies
o EQ/MFS Investors Trust
o EQ/MFS Research
o EQ/Mercury Basic Value Equity
o EQ/Putnam Growth & Income
  Value
---------------------------------------------------------------------------------------------------
 BALANCED/HYBRID
---------------------------------------------------------------------------------------------------
o EQ/Alliance Growth Investors                                   o EQ/Balanced
---------------------------------------------------------------------------------------------------
                                                   B
---------------------------------------------------------------------------------------------------
 FIXED INCOME
---------------------------------------------------------------------------------------------------
o EQ/Alliance High Yield                                         o EQ/Alliance Money Market
o EQ/Alliance Intermediate                                       o EQ/Alliance Quality Bond
  Government Securities
---------------------------------------------------------------------------------------------------
 FIXED MATURITY OPTIONS
---------------------------------------------------------------------------------------------------
 The fixed maturity options are only available in states where approved.
 Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates."
---------------------------------------------------------------------------------------------------



o PRINCIPAL ASSURANCE ALLOCATION


Under this allocation program you select a fixed maturity option. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 6 years from your contract date. You allocate the rest of your contribution to the variable investment options however you choose.


For example, if your initial contribution is $10,000, and on March 1, 2001 you chose the fixed maturity option with a maturity date of June 15, 2010, since the rate to maturity was 5.85% on March 1, 2001, we would have allocated $5,898 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.


The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you are purchasing an Equitable Life traditional IRA or QP IRA contract, before you select a maturity year that would extend beyond the year in which you will reach age 70-1/2, you should consider whether your value in the variable investment options, or your other traditional IRA funds are sufficient to meet your required minimum distributions. See "Tax information." This feature is only available if the fixed maturity option is available in your state.


ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment method choice, you may allocate your contributions to one or more, or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become part of your account value. We discuss account value in "Determining your contract's value." After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options."

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 30
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YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions but will not include interest. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For IRA contracts returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" for possible consequences of cancelling your contract.


In addition to the cancellation right described above, if you fully or partially convert an existing traditional IRA contract to a Standard Roth IRA, you may cancel your Standard Roth IRA contract and return to a Traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST Roth IRA Re-Characterization Form."

2
Determining your contract's value

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 31
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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses."



Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money."



YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)      increased to reflect additional contributions;

(ii) decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, the annual administrative charge, or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value.

3
Transferring your money among investment options

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 32
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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o You may not transfer to a fixed maturity option in which you already have value.

o You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date the transfer may cause a market value adjustment.

o If you choose the maximum investment options choice method for selecting investment options, the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is
  (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.


o If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected maximum investment options choice, you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.


Subject to the terms of your contract, upon advance notice, we may change or establish additional restrictions on transfers among the investment options. A transfer request does not change your percentages for allocating current or future contributions among the investment options.


You may request a transfer in writing or by telephone using TOPS or online using EQAccess. You must send in all signed written requests directly to our processing office. Transfer requests should specify:


(1) the contract number,

(2) the dollar amounts to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the EQUI-VEST contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.

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 33
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AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER


You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both.


FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.


In order to elect the fixed-dollar option you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

The fixed-dollar option is a form of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.


When your participation in the investment simplifier will end. Your participation in the investment simplifier option will end:


o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.


REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial advisor before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. To be eligible, you must have at least $5,000 of account value in the

-----
 34
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variable investment options. Rebalancing is not available for amounts you have allocated in the guaranteed interest option or in the fixed maturity options.

You may change your allocation instructions or cancel the program at any time.

4
Accessing your money

--------
35
--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information."




--------------------------------------------------------------------------------
                                 METHOD OF WITHDRAWAL
--------------------------------------------------------------------------------
                                                          MINIMUM
 CONTRACT               LUMP SUM       SYSTEMATIC     DISTRIBUTION
--------------------------------------------------------------------------------
NQ                       Yes              Yes              No
--------------------------------------------------------------------------------
Traditional IRA          Yes              Yes             Yes
--------------------------------------------------------------------------------
QP IRA                   Yes              Yes             Yes
--------------------------------------------------------------------------------
Standard Roth
   IRA                   Yes              Yes              No
--------------------------------------------------------------------------------


LUMP SUM WITHDRAWALS
(All contracts)


You may take lump sum withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves your account value less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.


Lump sum withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. (See "10% free withdrawal charge amount" in "Charges and expenses.")


SYSTEMATIC WITHDRAWALS
(All contracts)

If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option you may elect systematic withdrawals. You may elect to have your systematic withdrawals made on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $300. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option you do not have to maintain a minimum amount. You may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) pro rata from more than one variable investment option (without using up your total value in those options); or

(2) pro rata from more than one variable investment option (until your value in those options is used up); or

(3) you may specify a dollar amount from only one variable investment option.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.



LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS

(Traditional IRA and QP IRA contracts -- See "Tax information")


We offer the minimum distribution withdrawal option to help you meet or exceed lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70-1/2 and have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. You may elect the method you want us to use to calculate your minimum distribution withdrawal from the choices we offer. Currently, minimum distribution withdrawal payments will be made annually. We will calculate your payment each year based on your account value at the end of each prior calendar year, based on the

-----
 36
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method you choose. See "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information."


--------------------------------------------------------------------------------
We will send to Traditional IRA and QP IRA owners a form outlining the minimum distribution options available in the year you reach age 701/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s). A market value adjustment may apply if withdrawals are taken from the fixed maturity options.


AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a Traditional IRA or QP IRA contract you may use our automatic deposit service.


Under this service we will automatically deposit the required minimum distribution payment from your Traditional IRA or QP IRA contract directly into an EQUI-VEST NQ or Roth IRA or an EQUI-VEST Express NQ or Roth IRA contract according to your allocation instructions. You generally can not contribute to a Roth IRA unless you have earned income or compensation for the year of the contribution. See "Tax Information -- Roth IRAs."



DEPOSIT OPTION FOR NQ CONTRACTS ONLY

You can elect the deposit option for your benefit while you live, or for the benefit of your beneficiary.

Proceeds from your NQ contract can be deposited with us for a period you select (including one for as long as the annuitant lives). We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds can be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. Your financial professional can provide more information about this option, or you may call our processing office.


SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information."


TERMINATION

We may terminate your contract and pay you the cash value if:

(1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2) you request a lump sum withdrawal that reduces your account value to an amount less than $500; or

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 37
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(3) you have not made any contributions within 120 days from your contract date.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS


EQUI-VEST offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.


You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.

ANNUITY PAYOUT OPTIONS

You can choose from among the following annuity payout options:




--------------------------------------------------------------------
Fixed annuity payout options        o Life annuity
                                    o Life annuity with
                                      period certain
                                    o Life annuity with
                                      refund certain
                                    o Period certain annuity
--------------------------------------------------------------------
Variable annuity payout options     o Life annuity (not
                                      available in New York)
                                    o Life annuity with
                                      period certain
--------------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of you and your spouse. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

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o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, to the survivor for life. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTION

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for you.


VARIABLE ANNUITY PAYOUT OPTIONS

Variable annuities may be funded through your choice of variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed annuity payout option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate. Please see "Annuity unit values" in the SAI.

We also make the variable annuity payout options available to owners of our single premium deferred annuity ("SPDA") contract and certain other combination fixed and variable annuity contracts. Such contractholders who are considering purchasing a variable payout option should also review the information in this prospectus relating to the variable investment options. EQ Advisors Trust prospectus (directly following this prospectus), and the sections of the SAI which discuss the variable annuity payout option should also be reviewed.

We may offer other payout options not outlined here. Your financial professional can provide details.


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable.


You can choose the date annuity payments are to begin. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the contract date anniversary that follows the annuitant's 90th birthday. This may be different in some states.


Before your annuity payments are to begin, we will notify you by letter that the annuity payout options are available. Once you have selected a payout option and payments have begun, no change can be made, other than transfers (if permitted in the future) among the variable investment options if a variable annuity is selected.

The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;

(2) the type of annuity chosen, and whether it is fixed or variable. If you choose a variable annuity, we use an assumed base rate of 5% to calculate the level of payments. However, in states where that rate is not permitted the assumed base rate will be 3-1/2%. We provide information about the assumed base rate in the SAI;

(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4) in certain instances, the sex of the annuitant(s).

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If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

5
Charges and expenses

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CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On the last day of the contract year an annual administrative charge, if applicable


o Charge for third-party transfer or exchange (series 300 only)


o At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below.
The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.


CHARGES UNDER THE CONTRACTS


MORTALITY AND EXPENSE RISKS CHARGE


We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks. The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. For series 300, we may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.


The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

For each series the daily charge is a percentage of net assets that is equivalent to an annual rate of:


o 1.10% current and 1.75% maximum in each variable investment option under series 300 contracts.

o 0.65% under series 100 contracts in the EQ/Alliance Money Market, EQ/Balanced and EQ/Alliance Common Stock options.

o 0.50% under series 100 contracts for all other variable investment options.



CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts.

The daily charge is equivalent to a maximum annual rate of:

(i) under series 100 contracts, 0.84% of the net assets in each variable investment option. 0.60% of this charge is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the annual administrative charge described below. The

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      remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contracts;



(ii) under series 300 contracts, 0.25% of the net assets in each variable investment option. For all variable investment options other than the EQ/Alliance Money Market, EQ/Alliance Common Stock and EQ/Balanced options, we currently deduct 0.24% of the net assets. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options.


MAXIMUM TOTAL CHARGES

Under series 100 contracts for the EQ/Alliance Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options, the combined amount of the Separate Account A charges to these variable investment options and EQ Advisors Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.



ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options, unless you tell us otherwise. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.


Under series 300, during the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value. The charge is $30 for contract years three and later. We waive the charge if your account value is at least $25,000 for an NQ contract or $20,000 for an IRA contract. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 the charge is equal to $30 or, if less, 2% of the current account value plus any amount previously withdrawn during that contract year. We waive this charge if your account value is at least $10,000.



CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE


Under series 300, we impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $25 for each direct transfer or exchange. We reserve the right to increase this charge to a maximum of $65.



WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options with the earliest maturities first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment may apply.

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o FOR SERIES 100 NQ CONTRACTS AND ALL SERIES 300
  CONTRACTS

The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years. In the case of surrenders, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed (cash value), or (ii) the free withdrawal amount plus 94% of the remaining account value.
For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, the federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information."

For series 300 contracts, we reserve the right to change the amount of the withdrawal charge, but it will not exceed 6% of the contributions withdrawn. Any change would not be unfairly discriminatory.

o FOR SERIES 100 TRADITIONAL IRA, QP IRA AND STANDARD
  ROTH IRA

The withdrawal charge equals a percentage of the amount withdrawn. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:



--------------------------------------------------
    CONTRACT YEAR(S)                 CHARGE
--------------------------------------------------
       1 through 5                6%*
       6 through 8                5
            9                     4
           10                     3
           11                     2
           12                     1
      13 and later                0
--------------------------------------------------



* This percentage may be reduced at older ages for certain contract series. Your Equitable associate can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.


We reserve the right to reduce or waive the withdrawal charge including transfers to a Traditional IRA, QP IRA, and, Standard Roth IRA from another EQUI-VEST contract. Any such charge will not be unfairly discriminatory. The withdrawal charge may be reduced in order to comply with any state law requirement.


WHEN WITHDRAWAL CHARGES DO NOT APPLY

o 10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

o FOR SERIES 100 CONTRACTS

(i)   For NQ contracts the withdrawal charge does not apply if:

o the annuitant dies and a death benefit is payable to the beneficiary; or

o we receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.

(ii)  For a Traditional IRA, QP IRA, Standard Roth IRA:

o The 10% free withdrawal amount described above will be available after the third contract year; or

o after five contract years and the annuitant is at least age 59-1/2; or

o if you request a refund of an excess contribution within one month of the date on which the contribution is made; or

o the annuitant dies and the death benefit is made available to the beneficiary; or

o after five contract years and the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59-1/2 and allows no prepayment; or

o after three contract years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years and allows no prepayment; or

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o if the amount withdrawn is applied to the election of a life contingent annuity payout option.

o FOR SERIES 300 CONTRACTS

(i)  Death or purchase of annuity. The withdrawal charge does not apply if:


o the annuitant dies and a death benefit is payable to the beneficiary; or


o we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

(i) Disability, terminal illness, or confinement to nursing home. The withdrawal charge also does not apply if:

(a) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(b) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or


(c) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
    Guam) and meets all of the following:


  -- its main function is to provide skilled, intermediate, or custodial nursing care;

  -- it provides continuous room and board to three or more persons;

  -- it is supervised by a registered nurse or licensed practical nurse;

  -- it keeps daily medical records of each patient;

  -- it controls and records all medications dispensed; and

  -- its primary service is other than to provide housing for residents.


Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


(iii) For Traditional IRA, QP IRA, and Standard Roth IRA contracts the withdrawal charge also does not apply:

o after six contract years if the annuitant is at least age 59-1/2; or


o if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution; or


o after five contract years if the annuitant is at least age 59-1/2; or

o if you withdraw an amount which is less than or equal to 25% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year, and you use the withdrawal to pay specified higher education expenses as defined in the federal income tax rules. We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

o after five contract years if the withdrawal is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit). We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or


o if you request a refund of a contribution in excess of amounts allowed to be contributed under federal income tax rules within one month of the date on which you made the contribution.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your

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state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).


VARIABLE ANNUITY ADMINISTRATIVE FEE

We deduct a fee of up to $350 from the amount to be applied to a variable annuity payout option.


CHARGES THAT EQ ADVISORS TRUST DEDUCTS

EQ Advisors Trust deducts charges for the following types of fees and expenses:


o Investment advisory fees ranging from 0.25% to 1.15%.

o 12b-1 fees of 0.25% for Class IB shares.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of EQ Advisors Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectus for EQ Advisors Trust following this prospectus.



GROUP OR SPONSORED ARRANGEMENTS


For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the minimum death benefit. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

6
Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

The death benefit is equal to the greater of (i) your account value as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment or (ii) the "minimum death benefit". The minimum death benefit is equal to your total contributions, less withdrawals, withdrawal charges, and taxes that apply.

If you have transferred the value of another annuity contract that we issue to your EQUI-VEST contract, the value of the other contract's minimum death benefit calculated as of the time of the transfer will be included in the total contributions for the purpose of calculating the minimum death benefit.



EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.


Generally, the death of the annuitant terminates the contract. However, if you are the owner and the annuitant and your spouse is the sole primary beneficiary the contract can be continued as follows:

SUCCESSOR OWNER AND ANNUITANT: TRADITIONAL IRA, QP IRA, NQ AND ROTH IRA CONTRACTS FOR BOTH SERIES. If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death, to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death. This election may not be approved in your state. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, for series 300 withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply additional contributions are made.. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 IRA contracts, withdrawal charges will no longer apply and additional contributions may no longer be made.



WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT


Under certain conditions after the original owner's death the owner changes for purposes of receiving federal tax law required distributions from your contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor at any time by sending satisfactory notice to our processing office.

Unless the surviving spouse of the owner who has died is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death.

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death.

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.

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HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

Single sum payments generally are paid through the Equitable Life Access Account(TM), an interest bearing account with check writing privileges. The Equitable Life Access Account(TM) is part of Equitable Life's general account. Beneficiaries have immediate access to the proceeds by writing a check on the account. We pay interest from the date the single sum is deposited into the Access Account until the account is closed.



BENEFICIARY CONTINUATION OPTION UNDER SERIES 100 AND 300 TRADITIONAL IRA, ROTH IRA AND QP IRA CONTRACTS

Upon your death under a Traditional IRA, Roth IRA or QP IRA contract, your beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. We require this election to be made within 60 days following the date we receive proof of your death and before any other inconsistent election is made. As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value. The beneficiary continuation option may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.


Under the beneficiary continuation option:

o The contract continues in your name for the benefit of your beneficiary.


o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

o The minimum death benefit provision will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Upon the death of the beneficiary, any remaining death benefit will be paid in a lump sum to the person named by the beneficiary, when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

For Traditional IRA contracts only (including QP IRAs), if you die AFTER the "Required Beginning Date" for lifetime required minimum distributions (see "Tax information"), the contract will continue if:


(a) You were receiving minimum distribution withdrawals from this contract; and


(b) The pattern of minimum distribution withdrawals you chose was based in part on the life of the designated beneficiary.


The withdrawals will then continue to be paid to the beneficiary on the same basis as you chose before your death. We will be able to tell your beneficiary whether this option is available. You should contact our processing office for further information. See the "Required minimum distribution discussion" under "IRAs" in "Tax information".

For Roth IRAs, traditional IRA and QP IRA contracts, if you die BEFORE the Required Beginning Date, the beneficiary may choose one of the following two beneficiary continuation options:

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1. Payments over life expectancy period. The beneficiary can receive annual minimum distributions based on the beneficiary's life expectancy. If there is more than one beneficiary, the shortest life expectancy is used. These minimum distributions must begin by December 31st of the calendar year following the year of your death. In some situations, a spouse beneficiary who elects to continue the contract in your name under the beneficiary continuation option instead of electing successor owner annuitant status may also choose to delay beginning these minimum distributions until the December 31st of the calendar year in which you would have turned age 70-1/2.

2. Five Year Rule. The beneficiary can take withdrawals as desired. If the beneficiary does not withdraw the entire account value by the December 31st of the fifth calendar year following your death, we will pay any amounts remaining under the contract to the beneficiary by that date. If you have more than one beneficiary, and one of them elects this option, then all of your beneficiaries will receive this option.

7
Tax information

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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST contracts owned by United States taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, Traditional IRA or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an IRA annuity contract such as this one, or an IRA or other qualified account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST'S guaranteed minimum death benefit, selection of investment funds, provision of a guaranteed interest account and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);


o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and


o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

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ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

o the owner and the annuitant are the same under the source contract and the EQUI-VEST NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.


The tax basis, also referred to as your investment in the contract, of the source contract carries over to the EQUI-VEST NQ contract.

A recent case permitted an owner to direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-free basis. Special forms, agreements between carriers, and provision of cost basis information may be required to process this type of an exchange.



SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


EARLY DISTRIBUTION PENALTY TAX


If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:


o on or after your death; or

o because you are disabled (special federal income tax definition); or

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o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary.



OTHER INFORMATION


The IRS has stated that you will be considered the owner of the assets in the separate account if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular portfolios within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified deferred annuity contract. If you were to be considered the owner of the underlying shares, income and gains attributable to such portfolio shares would be currently included in your gross income for federal income tax purposes. Incidents of investment control could include among other items, the number of investment options available under a contract and/or the frequency of transfers available under the contract. In connection with the issuance of regulations concerning investment diversification in 1986, the Treasury Department announced that the diversification regulations did not provide guidance on investor control but that guidance would be issued in the form of regulations or rulings. As of the date of this prospectus, no such guidance has been issued. It is not known whether such guidelines, if in fact issued, would have retroactive adverse effect on existing contracts. We cannot provide assurance as to the terms or scope of any future guidance nor any assurance that such guidance would not be imposed on a retroactive basis to contracts issued under this prospectus. We reserve the right to modify the contract as necessary to attempt to prevent you from being considered the owner of the assets of the Separate Account A for tax purposes.



SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.



INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")



GENERAL


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.


There are two basic types of IRAs, as follows:

o "Traditional IRAs," typically funded on a pre-tax basis including SEP-IRAs and SIMPLE-IRAs, issued and funded in connection with employer-sponsored retirement plans. (EQUI-VEST Traditional IRA and QP IRA are traditional
   IRAs); and

o Roth IRAs, first available in 1998, funded on an after-tax basis.


Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

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You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS web site (www.irs.gov).

Equitable Life designs its traditional IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section of the prospectus covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. Education IRAs are not discussed in this prospectus because they are not available in individual retirement annuity form.


The EQUI-VEST traditional and Roth IRA contracts have been approved by the IRS as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the EQUI-VEST traditional and Roth IRA contracts.



CANCELLATION


You can cancel any version of the EQUI-VEST IRA contract (Traditional IRA, QP IRA or Standard Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in the prospectus. You can cancel an EQUI-VEST Standard Roth IRA contract issued as a result of a full or partial conversion of an EQUI-VEST Traditional IRA contract by following the instructions in the "EQUI-VEST Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a Traditional IRA or Standard Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.



TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES
(TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to a traditional IRA:

o regular contributions out of earned income or compensation; or

o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

THE EQUI-VEST TRADITIONAL IRA IS INTENDED TO RECEIVE REGULAR CONTRIBUTIONS. REGULAR CONTRIBUTIONS ARE NOT PERMITTED FOR QP IRAS.


Limits on contributions to traditional IRAs. Generally, $2,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) in any taxable year. When your earnings are below $2,000, your earned income or compensation for the year is the most you can contribute. This $2,000 limit does not apply to rollover contributions or direct custodian-to- custodian transfers into a traditional IRA. You cannot make regular contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $2,000, married individuals filing jointly can contribute up to $4,000 for any taxable year to any combination of traditional IRAs and Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa.) The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $2,000 can be contributed annually to either spouse's

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traditional IRAs and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $2,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a tax year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make fully deductible contributions to your traditional IRAs for each tax year up to $2,000 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income (AGI) is BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make fully deductible contributions to your traditional IRAs. For each tax year your fully deductible contribution can be up to $2,000 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls within a PHASE-OUT range, you can make partially deductible contributions to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER FIGURE IN THE PHASE-OUT RANGE, you may not deduct any of your regular contribution to your traditional IRAs.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $33,000 and $43,000 in 2001. This range will increase every year until 2005 when the range is $50,000-$60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $53,000 and $63,000 in 2001. This range will increase every year until 2007 when the range is $80,000-$100,000.


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000.


To determine the deductible amount of the contribution in 2001, you determine AGI and subtract $33,000 if you are single, or $53,000 if you are married and file a joint return with your spouse. The resulting amount is your Excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


 ($10,000-excess AGI)       times    $2,000 (or earned    Equals  the adjusted
-----------------------      x        income, if less)       =    deductible
divided by $10,000                                                contribution
                                                                  limit





NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $2,000 per person limit. See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible

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traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.


WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15th return filing deadline (without extensions) of the following calendar year to make your regular contributions for a tax year.


EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than $2,000; or

o regular contributions of more than earned income for the year, if that amount is under $2,000; or

o regular contributions to a traditional IRA made after you reach age 70-1/2;
  or

o rollover contributions of amounts which are not eligible to be rolled over. For example, after-tax contributions to a qualified plan or minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from a qualified retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.


RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


ROLLOVERS AND TRANSFERS

Rollover contributions may be made to a traditional IRA from these sources:

o qualified plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts);
  and

o other traditional IRAs.


Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.



ROLLOVERS FROM QUALIFIED PLANS OR TSAS

There are two ways to do rollovers:

o Do it yourself

   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your qualified plan or TSA will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

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o Direct rollover

   You tell your qualified plan trustee or TSA issuer/custodian/ fiduciary to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA or qualified plan are eligible rollover distributions, unless the distribution is:

o only after-tax contributions you made to the plan; or

o "required minimum distributions" after age 70-1/2 or separation from service; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o a hardship withdrawal; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not your surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.



ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS


You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.



WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS


NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. You must keep permanent tax records of all of your nondeductible contributions to traditional IRAs. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.


In addition, a distribution is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA (see "Rollovers and transfers" above); or

o in certain limited circumstances, where the traditional IRA acts as a "conduit," you roll over the entire amount into a

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   qualified plan or TSA that accepts rollover contributions. To get this conduit traditional IRA treatment:

   -- the source of funds you used to establish the traditional IRA must have been a rollover contribution from a qualified plan; and

   -- the entire amount received from the traditional IRA (including any earnings on the rollover contribution) must be rolled over into another qualified plan within 60 days of the date received.


Similar rules apply in the case of a TSA.

However, you may lose conduit treatment, if you make an eligible rollover distribution contribution to a traditional IRA and you commingle this contribution with other contributions. In that case, you may not be able to roll over these eligible rollover distribution contributions and earnings to another qualified plan or TSA at a future date.

The EQUI-VEST QP IRA contract can be used as a conduit IRA if amounts are not commingled. Distributions from a traditional IRA are not eligible for ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans.


REQUIRED MINIMUM DISTRIBUTIONS

--------------------------------------------------------------------------------

The IRS and Treasury have recently proposed revisions to the minimum distribution rules. We expect these rules to be finalized no earlier than January 1, 2002. The proposed revisions permit IRA owners and beneficiaries to apply the proposed revisions to distributions for calendar year 2001. The discussion below generally does not reflect the proposed revisions. See the Statement of Additional Information for a brief description of the proposed revisions.
--------------------------------------------------------------------------------

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.


WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a life expectancy factor from IRS tables. This gives you the required minimum distribution amount for that particular IRA for that year. The required minimum distribution amount will vary each year as the account value and your life expectancy factors change.


You have a choice of life expectancy factors, depending on whether you choose a method based only on your life expectancy, or the joint life expectancies of you and another individual. You can decide to "recalculate" your life expectancy every year by using your current life expectancy factor. You can decide instead to use the "term certain" method, where you reduce your life expectancy by one every year after the initial year. If your spouse is your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you can also annually recalculate your spouse's life expectancy if you want. If you choose someone who is not your spouse as your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you have to use the term certain method of calculating that person's life expectancy. If you pick a nonspouse designated beneficiary, you may also have to do another special calculation.

You can later apply your traditional IRA funds to a life annuity-based payout. You can only do this if you already chose

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to recalculate your life expectancy annually (and your spouse's life expectancy if you select a spousal joint annuity). For example, if you anticipate selecting any form of life annuity payout after you are age 70-1/2, you must have elected to recalculate life expectancies.


ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.


DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method and a different beneficiary for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? No, unless you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. Because the options we offer do not cover every option permitted under federal income tax rules, you may prefer to do your own required minimum distribution calculations for one or more of your traditional IRAs.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa. However, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that your age 70-1/2 is approaching. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? If you die after either (a) the start of annuity payments, or (b) your Required Beginning Date, your beneficiary must receive payment of the remaining values in the contract at least as rapidly as under the distribution method before your death. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2.

If you die before your Required Beginning Date and before annuity payments begin, federal income tax rules require complete distribution of your entire value in the contract within five years after your death. Payments to a designated beneficiary over the beneficiary's life or over a period certain that does not extend beyond the beneficiary's life expectancy are also permitted, if these payments start within one year of your death. A surviving spouse beneficiary can also (a) delay starting any payments until you would have reached age 70-1/2 or (b) roll over your traditional IRA into his or her own traditional IRA.



SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.

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PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% will apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX


A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:


o on or after your death; or

o because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o to pay certain first-time home buyer expenses (special federal income tax definition); or


o to pay certain higher education expenses (special federal income tax definition -- there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or


o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 3% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option under series 300 and 400 contracts. In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The 3% guaranteed interest rate is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored, unless the contract is a Roth IRA.

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

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                                    TABLE I

                         ACCOUNT VALUES AND CASH VALUES
                  (assuming $1,000 contributions made annually
                     at the beginning of the contract year)



--------------------------------------------------------------------------------
                              3% MINIMUM GUARANTEE
--------------------------------------------------------------------------------
   CONTRACT                ACCOUNT                         CASH
   YEAR END                  VALUE                         VALUE
--------------------------------------------------------------------------------
       1               $   1,009.40                   $     954.89
       2               $   2,039.68                   $   1,929.54
       3               $   3,100.87                   $   2,933.43
       4               $   4,193.90                   $   3,967.43
       5               $   5,319.72                   $   5,032.45
       6               $   6,479.31                   $   6,129.42
       7               $   7,673.69                   $   7,313.69
       8               $   8,903.90                   $   8,543.90
       9               $  10,171.01                   $   9,811.01
       10              $  11,476.14                   $  11,116.14
       11              $  12,820.43                   $  12,460.43
       12              $  14,205.04                   $  13,845.04
       13              $  15,631.19                   $  15,271.19
       14              $  17,100.13                   $  16,740.13
       15              $  18,613.13                   $  18,253.13
       16              $  20,201.53                   $  19,841.53
       17              $  21,837.57                   $  21,477.57
       18              $  23,522.70                   $  23,162.70
       19              $  25,258.38                   $  24,898.38
       20              $  27,046.13                   $  26,686.13
       21              $  28,887.52                   $  28,527.52
       22              $  30,784.14                   $  30,424.14
       23              $  32,737.67                   $  32,377.67
       24              $  34,749.80                   $  34,389.80
       25              $  36,822.29                   $  36,462.29
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                           3% MINIMUM GUARANTEE
--------------------------------------------------------------------------------
    CONTRACT                ACCOUNT                         CASH
    YEAR END                  VALUE                         VALUE
--------------------------------------------------------------------------------
       26                $  38,956.96                   $  38,596.96
       27                $  41,155.67                   $  40,795.67
       28                $  43,420.34                   $  43,060.34
       29                $  45,752.95                   $  45,392.95
       30                $  48,155.53                   $  47,795.53
       31                $  50,630.20                   $  50,270.20
       32                $  53,179.11                   $  52,819.11
       33                $  55,804.48                   $  55,444.48
       34                $  58,508.61                   $  58,148.61
       35                $  61,293.87                   $  60,933.87
       36                $  64,162.69                   $  63,802.69
       37                $  67,117.57                   $  66,757.57
       38                $  70,161.10                   $  69,801.10
       39                $  73,295.93                   $  72,935.93
       40                $  76,524.81                   $  76,164.81
       41                $  79,850.55                   $  79,490.55
       42                $  83,276.07                   $  82,916.07
       43                $  86,804.35                   $  86,444.35
       44                $  90,438.48                   $  90,078.48
       45                $  94,181.64                   $  93,821.64
       46                $  98,037.08                   $  97,677.08
       47                $ 102,008.20                   $ 101,648.20
       48                $ 106,098.44                   $ 105,738.44
       49                $ 110,311.40                   $ 109,951.40
       50                $ 114,650.74                   $ 114,290.74
--------------------------------------------------------------------------------

-----
 59
--------------------------------------------------------------------------------



                                    TABLE II

                         ACCOUNT VALUES AND CASH VALUES
                 (assuming a single contribution of $1,000 and
                            no further contribution)



--------------------------------------------------------------------------------
                   3% MINIMUM GUARANTEE
--------------------------------------------------------------------------------
   CONTRACT         ACCOUNT                   CASH
   YEAR END           VALUE                   VALUE
--------------------------------------------------------------------------------
       1             $ 1,009.40            $   954.89
       2             $ 1,018.89            $   963.87
       3             $ 1,019.46            $   964.40
       4             $ 1,020.04            $   964.96
       5             $ 1,020.64            $   965.53
       6             $ 1,021.26            $   966.11
       7             $ 1,021.90            $ 1,021.90
       8             $ 1,022.55            $ 1,022.55
       9             $ 1,023.23            $ 1,023.23
       10            $ 1,023.93            $ 1,023.93
       11            $ 1,024.65            $ 1,024.65
       12            $ 1,025.38            $ 1,025.38
       13            $ 1,026.15            $ 1,026.15
       14            $ 1,026.93            $ 1,026.93
       15            $ 1,027.74            $ 1,027.74
       16            $ 1,028.57            $ 1,028.57
       17            $ 1,029.43            $ 1,029.43
       18            $ 1,030.31            $ 1,030.31
       19            $ 1,031.22            $ 1,031.22
       20            $ 1,032.16            $ 1,032.16
       21            $ 1,033.12            $ 1,033.12
       22            $ 1,034.11            $ 1,034.11
       23            $ 1,035.14            $ 1,035.14
       24            $ 1,036.19            $ 1,036.19
       25            $ 1,037.28            $ 1,037.28
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    3% MINIMUM GUARANTEE
--------------------------------------------------------------------------------
    CONTRACT         ACCOUNT                   CASH
    YEAR END           VALUE                   VALUE
--------------------------------------------------------------------------------
       26           $ 1,038.40              $ 1,038.40
       27           $ 1,039.55              $ 1,039.55
       28           $ 1,040.73              $ 1,040.73
       29           $ 1,041.96              $ 1,041.96
       30           $ 1,043.22              $ 1,043.22
       31           $ 1,044.51              $ 1,044.51
       32           $ 1,045.85              $ 1,045.85
       33           $ 1,047.22              $ 1,047.22
       34           $ 1,048.64              $ 1,048.64
       35           $ 1,050.10              $ 1,050.10
       36           $ 1,051.60              $ 1,051.60
       37           $ 1,053.15              $ 1,053.15
       38           $ 1,054.74              $ 1,054.74
       39           $ 1,056.39              $ 1,056.39
       40           $ 1,058.08              $ 1,058.08
       41           $ 1,059.82              $ 1,059.82
       42           $ 1,061.61              $ 1,061.61
       43           $ 1,063.46              $ 1,063.46
       44           $ 1,065.37              $ 1,065.37
       45           $ 1,067.33              $ 1,067.33
       46           $ 1,069.35              $ 1,069.35
       47           $ 1,071.43              $ 1,071.43
       48           $ 1,073.57              $ 1,073.57
       49           $ 1,075.78              $ 1,075.78
       50           $ 1,078.05              $ 1,078.05
--------------------------------------------------------------------------------

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 60
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ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Standard Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The EQUI-VEST Standard Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A and 408(b) of the Internal Revenue Code.



CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o regular after-tax contributions out of earnings; or


o taxable rollover contributions from traditional IRAs ("conversion" contributions); or


o tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. Generally, $2,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) in any taxable year. This $2,000 limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $2,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular IRA and after-tax contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under traditional IRAs.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions for any year that:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or,

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contribution you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make a regular Roth IRA contribution.


WHEN YOU CAN MAKE CONTRIBUTIONS? Same as Traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.


ROLLOVERS AND DIRECT TRANSFERS


WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

You may make rollover contributions to a Roth IRA from only two sources:

o another Roth IRA ("tax-free rollover contribution"); or


o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE-IRA funds), in a taxable conversion rollover ("conversion contribution").

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 61
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You may not make contributions to a Roth IRA from a qualified plan under
Section 401(a) of the Internal Revenue Code, or a TSA under Section 403(b) of the Internal Revenue Code. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following. In a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to Equitable Life, as the Roth IRA issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth
IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular IRA contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.


There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. For this purpose, your modified adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."


Finally, you cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.


You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the

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 62
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year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE-IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12 month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract, and annuity payments from your contract. Death benefits are also distributions.

The following distributions from Roth IRAs are free of income tax:


o Rollovers from a Roth IRA to another Roth IRA;

o Direct transfers from a Roth IRA to another Roth IRA;


o Qualified distributions from Roth IRA; and

o Return of excess contributions or amounts recharacterized to a traditional
  IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o you reach age 59-1/2; or

o you die; or

o you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made). It is not possible to

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 63
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have a tax-free qualified distribution before the year 2003 because of the five-year aging requirement.


NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the both qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1) Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

    (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

    (b)  Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain--with any custodian or issuer-- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2001 and the conversion contribution is made in 2002, the conversion contribution is treated as contributed prior to the other conversion contributions made in 2002.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.


Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?" Lifetime required minimum distributions do not apply.



PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

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 64
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EXCESS CONTRIBUTIONS


Generally, the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).


You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

For Roth IRAs, special penalty rules may apply to amounts withdrawn attributable to 1998 conversion rollovers.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional
  IRA and is taxable.


o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.



FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,360 in periodic annuity payments in 2001 your payments will

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 65
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generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)


For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.



IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

8
More information

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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA or Class IB shares, respectively, issued by the corresponding portfolios of EQ Advisors Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to each portfolio.

Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc. the predecessors to AXA Advisors, LLC and an affiliate of Equitable Life served as investment manager to EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, the assets of these portfolios became the corresponding portfolios on EQ Advisors Trust.

EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, the portfolio investment objectives, policies, restrictions, risks, expenses, their Rule 12b-1 Plan relating to its Class IB shares , and other aspects of the Trusts operations, appears in the prospectus for EQ Advisors Trust attached at the end of this prospectus, or in its SAI which is available upon request.

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ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE


We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or EQAccess or from your financial professional.

The rates to maturity for new allocations as of March 1, 2001 and the related price per $100 of maturity value were as shown below.





--------------------------------------------------------------------------------
      FIXED MATURITY
      OPTIONS WITH
   JUNE 15TH MATURITY        RATE TO MATURITY AS       PRICE PER $100 OF
 DATE OF MATURITY YEAR        OF MARCH 1, 2001         MATURITY VALUE
--------------------------------------------------------------------------------
          2001            3.55%                      $ 99.00
          2002            4.05%                      $ 95.03
          2003            4.80%                      $ 89.85
          2004            5.00%                      $ 85.17
          2005            5.20%                      $ 80.46
          2006            5.30%                      $ 76.10
          2007            5.45%                      $ 71.63
          2008*           5.60%                      $ 67.24
          2009*           5.75%                      $ 62.92
          2010*           5.85%                      $ 58.98
--------------------------------------------------------------------------------
*Not available in Oregon.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

   (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be

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determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be require to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



ABOUT OTHER METHODS OF PAYMENT



AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA AND STANDARD ROTH IRA CONTRACTS

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Traditional IRA and Standard Roth IRA contracts on a monthly basis. For all forms of IRAs, your contributions are subject to the limits and conditions on contributions described in "Tax information."

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the fixed maturity options. Our minimum contribution amount requirement is $20 (or $50 for Series 300

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contracts). You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.


You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.

WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY


Our business day is generally any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays including Martin Luther King, Jr. Day and the Friday after Thanksgiving. Additionally, we may choose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. We may close earlier due to emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.


o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m., Eastern time on a business day, we will use the next business day.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

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o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of EQ Advisors Trust we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees; or

o the formal approval of independent auditors selected for EQ Advisors Trust;
  or

o any other matters described in the prospectus for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of EQ Advisors Trust are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


ABOUT OUR INDEPENDENT ACCOUNTANTS


The consolidated financial statements of Equitable Life at December 31, 2000 and 1999, and for the three years ended December 31, 2000, incorporated in this prospectus by reference to the 2000 Annual Report on
Form 10-K are incorporated in reliance on the report of

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PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign or transfer ownership of a Traditional IRA, QP IRA, or Roth IRA contract except by surrender to us. Loans are not available and you cannot assign Traditional IRA, QP IRA and Roth IRA contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your Traditional IRA, QP IRA and Roth IRA contract to another similar arrangement.


DISTRIBUTION OF THE CONTRACTS


AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104.


The contracts will be sold by financial professionals who are registered representatives of AXA Advisors, and its affiliates who are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.

9
Investment performance


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The table below shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

The table takes into account all current fees and charges under the contract including the withdrawal charge but does not reflect the charges designed to approximate certain taxes that may be imposed on us such as premium taxes in your state, or the annuity administrative fee, if applicable.

The results shown are based on the actual historical investment experience of the portfolios in which the variable investment options invest. In some cases, the results shown relate to periods when the variable investment options were not available. In those cases, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options and/or contracts been available. Since charges under the contracts vary, we have assumed, for each charge, the highest that might apply which is 1.49% for mortality and expense risks and other expenses.

Finally, the results shown for the EQ/Alliance Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted these results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The reorganization" in the SAI for additional information.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of the Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECTS PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH PERFORMANCE ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

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                                          TABLE
      AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2000

--------------------------------------------------------------------------------------------
                                                       LENGTH OF INVESTMENT PERIOD
                               -------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS                          1 YEAR        3 YEARS      5 YEARS
--------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              (20.63)%        ( 4.47)%       2.03%
--------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         (21.45)%          6.00%       12.97%
--------------------------------------------------------------------------------------------
EQ/Alliance Global                               (25.68)%          5.47%        7.10%
--------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    ( 0.45)%         10.14%       14.35%
--------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     (14.76)%          6.35%        8.30%
--------------------------------------------------------------------------------------------
EQ/Alliance High Yield                           (16.53)%        (11.21)%      (0.99)%
--------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   ( 0.25)%        ( 0.14)%       0.37%
--------------------------------------------------------------------------------------------
EQ/Alliance International                        (29.67)%        ( 0.29)%      (0.50)%
--------------------------------------------------------------------------------------------
EQ/Alliance Money Market                         ( 2.92)%        ( 0.22)%       0.26%
--------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       (25.43)%            --           --
--------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                           1.86%           0.14%        1.25%
--------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                       4.15%           6.06%          --
--------------------------------------------------------------------------------------------
EQ/Balanced                                      ( 9.84)%          5.44%        7.21%
--------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     ( 3.23)%            --           --
--------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                  ( 5.36)%            --           --
--------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              (17.39)%          6.02%       13.25%
--------------------------------------------------------------------------------------------
EQ/Evergreen Omega                               (19.33)%            --           --
--------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                        ( 3.93)%        ( 6.81)%         --
--------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                      2.16%           8.26%          --
--------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 (25.84)%         18.18%          --
--------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           ( 9.26)%            --           --
--------------------------------------------------------------------------------------------
EQ/MFS Research                                  (13.44)%          7.37%          --
--------------------------------------------------------------------------------------------
EQ/Morgan Stanley Emerging Markets Equity        (45.22)%        (10.52)%         --
--------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  ( 2.44)%          0.17%          --
--------------------------------------------------------------------------------------------
EQ/T. Rowe Price International Stock             (25.70)%          1.05%          --
--------------------------------------------------------------------------------------------



                                                        LENGTH OF INVESTMENT PERIOD
                               -------------------------------------------------------------
                                                                                  SINCE
                                                               SINCE OPTION    PORTFOLIO
 VARIABLE INVESTMENT OPTIONS                       10 YEARS    INCEPTION**    INCEPTION***
--------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              10.99%        10.94%          10.94%
--------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         14.36%        13.47%           9.78%
--------------------------------------------------------------------------------------------
EQ/Alliance Global                               10.63%         7.58%           7.95%
--------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                       --         12.63%          11.90%
--------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     11.56%         8.26%          11.45%
--------------------------------------------------------------------------------------------
EQ/Alliance High Yield                            5.79%         0.97%           4.36%
--------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities      --          1.81%           2.54%
--------------------------------------------------------------------------------------------
EQ/Alliance International                           --          0.03%           0.85%
--------------------------------------------------------------------------------------------
EQ/Alliance Money Market                          0.71%         3.40%           3.40%
--------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                          --        (10.18)%        ( 8.18)%
--------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                            --          1.97%           1.57%
--------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                        --          8.44%          11.36%
--------------------------------------------------------------------------------------------
EQ/Balanced                                       7.92%         7.56%           7.56%
--------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                        --          2.48%           0.75%
--------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                     --        ( 2.34)%        ( 2.46)%
--------------------------------------------------------------------------------------------
EQ/Equity 500 Index                                 --         15.08%          14.21%
--------------------------------------------------------------------------------------------
EQ/Evergreen Omega                                  --        (11.12)%        ( 7.53)%
--------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                           --        ( 3.60)%        ( 1.75)%
--------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                       --          8.87%          10.78%
--------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                    --         18.47%          20.86%
--------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                              --        ( 3.64)%        ( 2.39)%
--------------------------------------------------------------------------------------------
EQ/MFS Research                                     --          8.12%           9.77%
--------------------------------------------------------------------------------------------
EQ/Morgan Stanley Emerging Markets Equity           --        (16.10)%        (16.10)%
--------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                     --          2.31%           3.74%
--------------------------------------------------------------------------------------------
EQ/T. Rowe Price International Stock                --        ( 1.28)%        ( 0.27)%
--------------------------------------------------------------------------------------------




* Unannualized (including Since Inception values if time since inception is less than one year).

** The variable investment option inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Common Stock (8/27/81); EQ/Equity 500 Index (6/1/94); EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/Alliance High Yield and EQ/Alliance Quality Bond (1/4/94); EQ/Alliance Intermediate Government Securities (6/1/94); EQ/Alliance International (9/1/95); EQ/Alliance Money Market (7/13/81); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/T. Rowe Price International Stock and EQ/FI Small/Mid Cap Value (6/2/97); EQ/Morgan Stanley Emerging Markets Equity (8/20/97);
    EQ/Evergreen Omega, EQ/MFS Investors Trust, EQ/Alliance Premier Growth, EQ/Capital Guardian Research, EQ/Bernstein Diversified Value and
    EQ/Capital Guardian U.S. Equity (8/30/99); EQ/Alliance Technology
    (5/1/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00). No information is provided for Portfolios and/or variable investment options with inception dates after 12/31/99.

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*** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates are:
    EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Common Stock (8/1/68); EQ/Equity 500 Index (3/1/94); EQ/Alliance Global (8/27/87);
    EQ/Alliance Growth and Income (10/1/93); EQ/Alliance Growth Investors (10/2/89); EQ/Alliance High Yield (1/2/87); EQ/Alliance Intermediate Government Securities (4/1/91); EQ/Alliance International (4/3/95); EQ/Alliance Money Market (7/13/81); EQ/Alliance Quality Bond (10/1/93); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/T. Rowe Price International Stock and EQ/FI Small/Mid Cap Value (5/1/97); EQ/Morgan Stanley Emerging Markets Equity (8/20/97); EQ/Evergreen Omega and EQ/MFS Investors Trust (1/1/99); EQ/Alliance Premier Growth, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (5/1/99); EQ/Bernstein Diversified Value (1/1/98); EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00). No information is provided for portfolios and/or variable investment options with inception dates after 12/31/99.

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COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------------------
Barron's
Morningstar's Variable Annuity Sourcebook
Business Week
Forbes
Fortune
Institutional Investor
Money
Kiplinger's Personal Finance
Financial Planning
Investment Adviser

Investment Management Weekly
Money Management Letter
Investment Dealers Digest
National Underwriter
Pension & Investments
USA Today
Investor's Business Daily
The New York Times
The Wall Street Journal
The Los Angeles Times
The Chicago Tribune
--------------------------------------------------------------------------------


From time to time we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge and distribution charge or any withdrawal or optional benefit charge. Comparisons with these benchmarks, therefore, may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.


Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).


The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. According to Lipper, the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the EQUI-VEST performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:


o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts; and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION


Current yield for the EQ/Alliance Money Market option will be based on net changes in a hypothetical investment over a

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given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the other options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).


"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the EQ/Alliance Money Market option. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the annual administrative charge, and any charges for state premium and other applicable taxes. For more information, see "EQ/Alliance Money Market option yield information" and "Other yield information" in the SAI.

10
Incorporation of certain documents by reference


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Equitable Life's annual report on Form 10-K for the year ended December 31, 2000, is considered to be a part of this prospectus because it is incorporated by reference.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act") will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation, will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K and quarterly reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
(212) 554-1234).

                      (This page intentionally left blank)

Appendix I: Condensed financial information


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The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same asset based charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.




SERIES 300 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS
OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001.

------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                             1994        1995         1996         1997         1998         1999         2000
                                     -----------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  95.10     $ 112.97     $ 117.25     $ 130.98     $ 147.17     $ 159.92     $ 163.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         325          491          567          553          661          752          752
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  95.45     $ 123.95     $ 149.41     $ 163.33     $ 161.59     $ 189.44     $ 162.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         664        1,310        2,468        3,226        3,342        2,980        2,607
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  97.03     $ 126.78     $ 155.42     $ 198.12     $ 252.88     $ 312.31     $ 264.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         948        1,989        3,457        4,765        5,808        6,502        6,233
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 104.12     $ 122.06     $ 138.00     $ 151.87     $ 182.50     $ 249.93     $ 200.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,305        2,121        2,995        3,369        3,395        3,509        3,712
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  98.86     $ 121.02     $ 143.37     $ 179.30     $ 213.81     $ 250.31     $ 269.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         210          498          975        1,800        2,475        3,095        3,352
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  96.31     $ 120.08     $ 133.40     $ 153.69     $ 180.63     $ 225.59     $ 207.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,023        2,113        3,325        3,704        3,962        4,231        4,354
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  95.88     $ 113.44     $ 137.53     $ 160.74     $ 150.42     $ 143.43     $ 129.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          99          209          444          831        1,164          998          800
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  98.19     $ 109.80     $ 112.40     $ 118.98     $ 126.48     $ 124.96     $ 134.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          32           89          146          202          314          360          309
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --     $ 104.15     $ 112.83     $ 107.92     $ 117.72     $ 160.04     $ 121.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          141          763          968          971          926        1,028
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 102.61     $ 107.04     $ 111.21     $ 115.66     $ 120.19     $ 124.47     $ 130.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          63           81          165          146          262          360          297
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --     $ 116.36     $  93.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --          887        2,596
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  93.87     $ 108.38     $ 112.65     $ 121.30     $ 130.07     $ 125.76     $ 138.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          53          135          196          283          557          622          566
------------------------------------------------------------------------------------------------------------------------------------

-----
 A-2
--------------------------------------------------------------------------------


SERIES 300 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS
OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001.


------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS
                                                               ENDING DECEMBER 31,
                                                         ---------------------------------------------
                                                                  1994        1995
------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --
------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --
------------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --
------------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --
------------------------------------------------------------------------------------------------------
 EQ/BALANCED
------------------------------------------------------------------------------------------------------
  Unit value                                                   $ 91.64     $ 108.26
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              289          386
------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --
------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --
------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------
  Unit value                                                   $100.95     $ 135.94
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               47          592
------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --
------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --
------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --
------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --
------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --
------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                                            -----------------------------------------
                                                                  1996         1997         1998
------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------
  Unit value                                                         --     $ 125.55     $ 118.57
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --          488        1,101
------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --
------------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --
------------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --
------------------------------------------------------------------------------------------------------
 EQ/BALANCED
------------------------------------------------------------------------------------------------------
  Unit value                                                   $ 119.26     $ 135.29     $ 157.63
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               548          655          752
------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --
------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --
------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------
  Unit value                                                   $ 164.12     $ 214.66     $ 271.24
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             1,486        2,686        3,805
------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --
------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --
------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --
------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
------------------------------------------------------------------------------------------------------
  Unit value                                                         --     $ 118.06     $ 104.82
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --          577          859
------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------
  Unit value                                                         --           --           --
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --           --           --
------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------
  Unit value                                                         --     $ 115.97     $ 127.67
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                --          145          444
------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING
                                                                      DECEMBER 31,
                                                             ------------------------------------------
                                                                   1999         2000
-------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 149.54     $ 168.29
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                976        1,895
-------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
-------------------------------------------------------------------------------------------------------
  Unit value                                                          --     $  66.10
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 --        1,313
-------------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
-------------------------------------------------------------------------------------------------------
  Unit value                                                          --     $  82.87
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 --           41
-------------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
-------------------------------------------------------------------------------------------------------
  Unit value                                                          --     $  62.12
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 --           54
-------------------------------------------------------------------------------------------------------
 EQ/BALANCED
-------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 183.18     $ 178.32
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                854          846
-------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 106.78     $ 111.59
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  8           44
-------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 101.64     $ 103.88
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 13           34
-------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 322.15     $ 287.40
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              4,579        4,346
-------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
-------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 105.16     $  98.76
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  1           16
-------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 106.57     $  92.84
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  5           18
-------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
-------------------------------------------------------------------------------------------------------
  Unit value                                                          --     $  99.98
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 --           86
-------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 105.28     $ 109.21
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                721          628
-------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                                          --     $  83.95
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 --          165
-------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 149.82     $ 165.27
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                617          634
-------------------------------------------------------------------------------------------------------

-----
 A-3
--------------------------------------------------------------------------------


 SERIES 300 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS
OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001.

----------------------------------------------------------------------------------------------------
                                                                FOR THE
                                                             YEARS ENDING
                                                             DECEMBER 31,
                                                         -------------------------------------------
                                                              1994     1995
----------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --       --
----------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --       --
----------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --       --
----------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --       --
----------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --       --
----------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --       --
----------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --       --
----------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --       --
----------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --       --
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                       ---------------------------------------------
                                                              1996       1997         1998
----------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       $ 121.34     $ 161.04
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --            256        1,090
----------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
----------------------------------------------------------------------------------------------------
  Unit value                                                 --             --           --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --             --           --
----------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       $ 115.01     $ 140.83
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --            236          720
----------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       $  79.41     $  57.18
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --            109          217
----------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       $ 113.46     $ 125.16
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --            109          275
----------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       $ 115.17     $ 128.20
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --            250          581
----------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       $  97.61     $ 109.49
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --            387          671
----------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       $ 103.77     $ 109.37
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --             52           84
----------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
----------------------------------------------------------------------------------------------------
  Unit value                                                 --       $ 121.04     $ 130.25
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --            475        1,070
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING
                                                                 DECEMBER 31,
                                                        --------------------------------------------
                                                                1999         2000
----------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 275.93     $ 220.97
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,427        3,720
----------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 104.48     $ 102.37
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              18           68
----------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 171.06     $ 159.89
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             959        1,258
----------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 110.43     $  65.32
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             590          926
----------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 123.53     $ 132.80
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             345          279
----------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 124.76     $ 131.45
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             648          521
----------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 142.46     $ 114.30
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             765          871
----------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 130.84     $ 114.39
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              88           94
----------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
----------------------------------------------------------------------------------------------------
  Unit value                                                 $ 133.07     $ 148.19
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,072          825
----------------------------------------------------------------------------------------------------

-----
 A-4
--------------------------------------------------------------------------------


SERIES 100 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS
OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001.

--------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS
                                                                 ENDING DECEMBER 31,
                                                           ---------------------------------------------
                                                                   1991        1992

 ALLIANCE CONSERVATIVE INVESTORS
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
--------------------------------------------------------------------------------------------------------
  Unit value                                                    $  50.51    $  48.30
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                         12,962      17,986
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
--------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 102.76    $ 104.63
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                         10,292      11,841
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE HIGH YIELD
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
--------------------------------------------------------------------------------------------------------
  Unit value                                                    $  24.48    $  25.01
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          1,325       1,201
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                            --------------------------------------------
                                                                   1993        1994         1995
--------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --    $  95.10     $ 112.97
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --         325          491
--------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
--------------------------------------------------------------------------------------------------------
  Unit value                                                    $  55.68    $  52.88     $  68.73
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                         21,496      24,787       25,821
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
--------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 128.81    $ 124.32     $ 162.42
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                         13,917      15,749       16,292
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --    $ 104.12     $ 122.06
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --       1,305        2,121
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --    $  98.86     $ 121.02
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --         210          498
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --    $  96.31     $ 120.08
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --       1,023        2,113
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE HIGH YIELD
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --    $  95.88     $ 113.44
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          99          209
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --    $  98.19     $ 109.80
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          32           89
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
  Unit value                                                          --          --     $ 104.15
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --          141
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
--------------------------------------------------------------------------------------------------------
  Unit value                                                    $  25.41    $  26.08     $  27.22
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          1,065       1,000        1,021
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --           --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --    $  93.87     $ 108.38
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          53          135
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                                           ---------------------------------------------
                                                                    1996         1997         1998
--------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 117.25     $ 130.98     $ 147.17
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             567          553          661
--------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  82.91     $  90.75     $  89.92
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          27,945       28,030       25,634
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 199.05     $ 253.68     $ 323.75
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          16,933       17,386       17,231
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 138.00     $ 151.87     $ 182.50
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                           2,995        3,369        3,395
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 143.37     $ 179.30     $ 213.81
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             975        1,800        2,475
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 133.40     $ 153.69     $ 180.63
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                           3,325        3,704        3,962
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE HIGH YIELD
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 137.53     $ 160.74     $ 150.42
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             444          831        1,164
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 112.40     $ 118.98     $ 126.48
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             146          202          314
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 112.83     $ 107.92     $ 117.72
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             763          968          971
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  28.28     $  29.41     $  30.55
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                           1,013          973        1,261
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
--------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 112.65     $ 121.30     $ 130.07
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             196          283          557
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING
                                                                     DECEMBER 31,
                                                          ----------------------------------------------
                                                                    1999         2000
--------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 159.92     $ 163.32
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             752          752
--------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 105.59     $  90.70
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          20,946       18,138
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 399.74     $ 339.28
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          16,705       15,685
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 249.93     $ 200.17
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                           3,509        3,712
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 250.31     $ 269.09
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                           3,095        3,352
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 225.59     $ 207.65
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                           4,231        4,354
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE HIGH YIELD
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 143.43     $ 129.28
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             998          800
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 124.96     $ 134.60
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             360          309
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 160.04     $ 121.54
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             926        1,028
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  31.63     $  33.15
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                           1,516        1,458
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 116.36     $  93.70
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             887        2,596
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 125.76     $ 138.33
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             622          566
--------------------------------------------------------------------------------------------------------

-----
 A-5
--------------------------------------------------------------------------------


 SERIES 100 CONTRACTS (CONTINUED)

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS
 OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001.

--------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS
                                                                 ENDING DECEMBER 31,
                                                           ---------------------------------------------
                                                                   1991        1992
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/BALANCED
--------------------------------------------------------------------------------------------------------
  Unit value                                                    $  27.17    $  26.04
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                         21,100      25,975
--------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
 EQ/EVERGREEN FOUNDATION
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                                         -----------------------------------------------
                                                                   1993        1994        1995
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------
 EQ/BALANCED
--------------------------------------------------------------------------------------------------------
  Unit value                                                    $  28.85    $  26.18    $  30.92
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                         31,259      32,664      30,212
--------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --    $ 100.95    $ 135.94
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          47         592
--------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --          --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                          ----------------------------------------------
                                                                   1996         1997         1998
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --     $ 125.55     $ 118.57
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          488        1,101
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --           --           --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --           --           --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --           --           --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/BALANCED
--------------------------------------------------------------------------------------------------------
  Unit value                                                    $  34.06     $  38.66     $  45.07
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                         28,319       26,036       24,361
--------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --           --           --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --           --           --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 164.12     $ 214.66     $ 271.24
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          1,486        2,686        3,805
--------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --           --           --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --           --           --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --           --           --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
--------------------------------------------------------------------------------------------------------
  Unit value                                                          --     $ 118.06     $ 104.82
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             --          577          859
--------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING
                                                                     DECEMBER 31,
                                                          ----------------------------------------------
                                                                    1999         2000
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 149.64     $ 168.29
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             976        1,895
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
--------------------------------------------------------------------------------------------------------
  Unit value                                                           --     $  66.10
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                              --        1,313
--------------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
--------------------------------------------------------------------------------------------------------
  Unit value                                                           --     $  82.87
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                              --           41
--------------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
--------------------------------------------------------------------------------------------------------
  Unit value                                                           --     $  62.12
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                              --           54
--------------------------------------------------------------------------------------------------------
 EQ/BALANCED
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $  52.39     $  51.10
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          22,434       20,413
--------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 106.78     $ 111.59
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                               8           44
--------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 101.64     $ 103.88
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                              13           34
--------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 322.15     $ 287.40
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                           4,579        4,346
--------------------------------------------------------------------------------------------------------
EQ/EVERGREEN FOUNDATION
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 105.16     $  98.76
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                               1           16
--------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 106.57     $  92.84
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                               5           18
--------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
--------------------------------------------------------------------------------------------------------
  Unit value                                                           --     $  99.98
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                              --           86
--------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
--------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 105.28     $ 109.21
--------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             721          628
--------------------------------------------------------------------------------------------------------

-----
 A-6
--------------------------------------------------------------------------------


SERIES 100 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS
OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001.

----------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING
                                                                          DECEMBER 31,
                                                            ----------------------------------------------
                                                                   1991    1992    1993    1994
----------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --      --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --      --      --
----------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --      --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --      --      --
----------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --      --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --      --      --
----------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --      --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --      --      --
----------------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --      --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --      --      --
----------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --      --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --      --      --
----------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --      --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --      --      --
----------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --      --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --      --      --
----------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --      --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --      --      --
----------------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --      --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --      --      --
----------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      --      --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --      --      --
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING
                                                                         DECEMBER 31,
                                                           -----------------------------------------------
                                                                   1995    1996       1997
----------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --            --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --            --
----------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      $ 115.97
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --           145
----------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      $ 121.34
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --           256
----------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --            --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --            --
----------------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      $ 115.01
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --           236
----------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      $  79.41
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --           109
----------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      $ 113.46
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --           109
----------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      $ 115.17
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --           250
----------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      $  97.61
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --           387
----------------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      $ 103.77
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --            52
----------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --      --      $ 121.04
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                          --      --           475
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                                             ---------------------------------------------
                                                                      1998         1999        2000
----------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------------
  Unit value                                                             --           --    $  83.95
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                                --           --         165
----------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 127.97     $ 149.82    $ 165.27
----------------------------------------------------------------------------------------------------------
 Number of units outstanding
  (000's)                                                               444          617         634
----------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
----------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 161.04     $ 275.93    $ 220.97
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             1,090        2,427       3,720
----------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
----------------------------------------------------------------------------------------------------------
  Unit value                                                             --     $ 104.48    $ 102.37
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                                --           18          68
----------------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
----------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 140.83     $ 171.06    $ 159.89
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                               720          959       1,258
----------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
----------------------------------------------------------------------------------------------------------
  Unit value                                                       $  57.18     $ 110.43    $  65.32
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                               217          590         926
----------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED
----------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 125.16     $ 123.53    $ 132.80
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                               275          345         279
----------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
----------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 128.20     $ 124.76    $ 131.45
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                               581          648         521
----------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
----------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 109.49     $ 142.46    $ 114.30
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                               671          765         871
----------------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
----------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 109.37     $ 130.84    $ 114.39
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                                84           88          94
----------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
----------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 130.25     $ 133.07    $ 148.19
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                                             1,070        1,072         825
----------------------------------------------------------------------------------------------------------

Appendix II: Market value adjustment example



-----
 B-1
--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 had been invested on June 14, 2002 to a fixed maturity option with a maturity date of June 15, 2011 (i.e., nine* years later) at a rate to maturity of 7.00%, resulting in a maturity value at the maturity date of $183,846. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2006.






-------------------------------------------------------------------------------------------------
                                                                      HYPOTHETICAL ASSUMED
                                                                    RATE TO MATURITY ON JUNE
                                                                              15,
                                                                              2006
                                                                 --------------------------------
                                                                        5.00%        9.00%
-------------------------------------------------------------------------------------------------
 AS OF JUNE 15, 2006 (BEFORE WITHDRAWAL)
-------------------------------------------------------------------------------------------------
(1) Market adjusted amount                                           $144,048    $ 119,487
-------------------------------------------------------------------------------------------------
(2) Fixed maturity amount                                            $131,080    $ 131,080
-------------------------------------------------------------------------------------------------
(3) Market value adjustment:
  (1) - (2)                                                          $ 12,968    $ (11,593)
-------------------------------------------------------------------------------------------------
 ON JUNE 15, 2006 (AFTER WITHDRAWAL)
-------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
  (3) x [$50,000/(1)]                                                $  4,501    $  (4,851)
-------------------------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount [$50,000 - (4)]               $ 45,499    $  54,851
-------------------------------------------------------------------------------------------------
(6) Fixed maturity amount (2) - (5)                                  $ 85,581    $  76,229
-------------------------------------------------------------------------------------------------
(7) Maturity value                                                   $120,032    $ 106,915
-------------------------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                                    $ 94,048    $  69,487
-------------------------------------------------------------------------------------------------


You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a positive market value adjustment is realized.

*In Oregon, seven is the maximum maturity year.

                      (This page intentionally left blank)

Statement of additional information



TABLE OF CONTENTS


                                                                            PAGE

Required minimum distributions option                                       2
Revised Proposed Minimum Distribution Rules                                 2
Unit Value                                                                  4
Calculation of Annuity Payments                                             4
The reorganization                                                          5
Custodian and independent accountants                                       6
EQ/Alliance Money Market option yield information                           6
Other yield information                                                     7
Distribution of the Contracts                                               7
Financial statements                                                        7



HOW TO OBTAIN AN EQUI-VEST STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE
 ACCOUNT A

Call 1-800-628-6673 or send this request form to:
 EQUI-VEST
 Processing Office
 The Equitable Life
 P.O. Box 2996
 New York, NY 10116-2996

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an EQUI-VEST Statement of Additional Information dated May 1,
 2001.

(Combination variable and fixed deferred annuity)


--------------------------------------------------------------------------------
Name:

--------------------------------------------------------------------------------
Address:

--------------------------------------------------------------------------------
City             State    Zip






888-1297 (5/01)

EQUI-VEST(Reg. TM)
Employer-Sponsored Retirement Programs
TSA ADVANTAGE(SM)



SUPPLEMENT DATED MAY 1, 2001
TO THE PROSPECTUS DATED MAY 1, 2001


--------------------------------------------------------------------------------

This supplement adds and modifies certain information contained in the prospectus dated May 1, 2001 for the EQUI-VEST deferred annuity contract issued by The Equitable Life Assurance Society of the United States.

We offer the series 600 TSA Advantage contract to fund all Section 403(b) plans sponsored by Section 501(c)(3) tax-exempt organizations, except those plans sponsored by primary or secondary schools. It is also available to post-secondary public educational institutions described in Section 403(b)(1)(A)(ii) of the Internal Revenue Code with more than 500 employees eligible to participate. For plans sponsored by a hospital or other health care organization qualified or intended to qualify under Section 501(c)(3) of the Internal Revenue Code, the TSA Advantage contract will be available only when the employer makes contributions to the 403(b) plan (whether on a matching or non-elective contribution basis) or makes a contribution to a plan qualified under 401(a) of the Internal Revenue Code, matching employee elective deferrals in the 403(b) plan. Under the TSA Advantage contract, contributions including rollover contributions and direct transfer contributions from existing Section 403(b) plans (programs or arrangements) may be accepted only if the contributions are fully vested under the existing TSA plan. The TSA Advantage contract may not currently be available in your state. Your financial professional can provide information about state availability.

For Section 403(b) plans offered for hospital and health care facility employees, non-salary reduction (employer contributions) must be made. TSA Advantage is available only to employees of employers that currently have, or within the first contract year are expected to have, at least 50 participants. Employees in Section 403(b) plans that do not meet these requirements are only eligible for TSA series 100 and 200 contracts. Subject to a written agreement between Equitable Life and an employer sponsoring a 403(b) plan that uses an EQUI-VEST TSA Advantage contract as a funding vehicle for plan assets, Equitable Life may reimburse that employer for certain expenses associated with that employer's plan, for example recordkeeping or other administrative services. Any such reimbursement will not exceed ten dollars for each EQUI-VEST TSA Advantage contract issued to a participant of that employer's 403(b) plan.

--------------------------------------------------------------------------------
A participant is an individual who participates in an employer's plan funded by an EQUI-VEST contract. The participant is also the annuitant who is the measuring life for determining annuity benefits.
--------------------------------------------------------------------------------

We may at some future time, under certain circumstances and subject to applicable law, allow a current owner of a series 100 or series 200 TSA contract to exchange it for a TSA Advantage contract. An exchange for a TSA Advantage contract may or may not be advantageous to you, based on all the circumstances, including a comparison of contractual terms and conditions, and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

          ---------------------------------

See "Tax information" in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We offer the EQUI-VEST TSA Advantage contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to the EQUI-VEST series 100 and 200 TSA contracts, except for certain material differences. Terms we use in this supplement have the same meaning as in the prospectus, unless we indicate otherwise.

Material differences between TSA Advantage and the provisions of the EQUI-VEST TSA series 100 and 200 contracts described in the prospectus include the information above as well as the following:

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information", in the prospectus).



                                                                          X00020

----
2
--------------------------------------------------------------------------------


THE FOLLOWING IS ADDED TO "EQUI-VEST EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE -- KEY FEATURES" IN "FEES AND CHARGES" IN THE PROSPECTUS:





FEES AND CHARGES UNDER SERIES 600     o Daily charge on amounts invested in variable investment options for mortality and expense risks and other expenses at a current annual rate of 1.20%
                                      currently (2% maximum).

                                      o Annual administrative charge: $30 currently or 2% of the account value, if less
                                      ($65 maximum).

                                      o Charge for third-party transfer (such as in the case of a direct rollover to a traditional IRA contract) or exchange (if your contract is exchanged for a
                                      403(b)(1) contract issued by another insurance company): none currently ($65 maximum).

                                      o No sales charge deducted at the time you make contributions.

                                      o Withdrawal charge: We deduct a charge equal to 6% of the amount withdrawn or the defaulted loan amount in the first six contract years. The total of all withdrawal charges may not exceed 8% of all contributions made in the first six contract years. Under certain circumstances the withdrawal charge will not apply. They are discussed in "Charges and expenses" later in this supplement.

                                      o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                                      o We deduct a $350 annuity administrative fee from amounts applied to a variable annuity payout option.

                                      o Annual expenses of EQ Advisors Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.15% annually, 12b-1 fees of 0.25%
                                      annually, and other expenses.

-----
3  Fee table
--------------------------------------------------------------------------------


The fee table below will help you understand the various charges and expenses that apply to the series 600 TSA Advantage contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described in "Charges and expenses" later in this supplement.


The guaranteed interest option and fixed maturity options discussed in the prospectus are not covered by the fee table and examples. However, the annual administrative charge and the withdrawal charge do apply to the guaranteed interest and the fixed maturity options. Also, an annuity administrative fee may apply when your annuity payments are to begin. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.


EQUI-VEST SERIES 600 CONTRACTS



-------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
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Mortality and expense risk(1)                      0.95%
Other expenses                                     0.25%
                                                   ----
Total Separate Account A annual expenses           1.20% current (2.00% maximum)

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CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
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                                                   $30 current or 2% of your account value, if less ($65
Annual administrative charge(2)                    maximum)

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CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
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Maximum withdrawal charge(3)                          6%
Charge for third-party transfer or exchange(4)     None currently ($65 maximum per occurrence)
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EQ ADVISORS TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)


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                                                                                           NET TOTAL
                                              MANAGEMENT                     OTHER          ANNUAL
                                              FEES(5)       12B-1 FEE(6)   EXPENSES(7)   EXPENSES(6)(8)
-----------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.60%         0.25%            0.07%         0.92%
EQ/Alliance Common Stock                         0.46%         0.25%            0.05%         0.76%
EQ/Alliance Global                               0.72%         0.25%            0.09%         1.06%
EQ/Alliance Growth and Income                    0.58%         0.25%            0.05%         0.88%
EQ/Alliance Growth Investors                     0.56%         0.25%            0.06%         0.87%
EQ/Alliance High Yield                           0.60%         0.25%            0.07%         0.92%
EQ/Alliance Intermediate Government Securities   0.50%         0.25%            0.08%         0.83%
EQ/Alliance International                        0.85%         0.25%            0.29%         1.39%
EQ/Alliance Money Market                         0.34%         0.25%            0.06%         0.65%
EQ/Alliance Premier Growth                       0.89%         0.25%            0.01%         1.15%
EQ/Alliance Quality Bond                         0.53%         0.25%            0.06%         0.84%
EQ/Alliance Small Cap Growth                     0.75%         0.25%            0.06%         1.06%
EQ/Alliance Technology                           0.90%         0.25%            0.00%         1.15%
EQ/AXP New Dimensions                            0.65%         0.25%            0.05%         0.95%
EQ/AXP Strategy Aggressive                       0.70%         0.25%            0.05%         1.00%
EQ/Balanced                                      0.57%         0.25%            0.08%         0.90%
EQ/Bernstein Diversified Value                   0.65%         0.25%            0.05%         0.95%
EQ/Calvert Socially Responsible                  0.65%         0.25%            0.15%         1.05%
EQ/Capital Guardian Research                     0.65%         0.25%            0.05%         0.95%
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%            0.05%         0.95%
EQ/Equity 500 Index                              0.25%         0.25%            0.06%         0.56%
EQ/Evergreen Omega                               0.65%         0.25%            0.05%         0.95%
EQ/FI Mid Cap                                    0.70%         0.25%            0.05%         1.00%
EQ/FI Small/Mid Cap Value                        0.75%         0.25%            0.10%         1.10%
EQ/Janus Large Cap Growth                        0.90%         0.25%            0.00%         1.15%
EQ/Mercury Basic Value Equity                    0.60%         0.25%            0.10%         0.95%
EQ/MFS Emerging Growth Companies                 0.62%         0.25%            0.10%         0.97%
EQ/MFS Investors Trust                           0.60%         0.25%            0.10%         0.95%
EQ/MFS Research                                  0.65%         0.25%            0.05%         0.95%
EQ/Morgan Stanley Emerging Markets Equity        1.15%         0.25%            0.40%         1.80%
EQ/Putnam Growth & Income Value                  0.60%         0.25%            0.10%         0.95%
EQ/T. Rowe Price International Stock             0.85%         0.25%            0.15%         1.25%
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Notes:

(1) A portion of this charge is for providing the death benefit.

(2) The charge is the lesser of $30 or 2% of account value. We reserve the right to increase this charge to an annual maximum of $65.

(3) This charge applies to withdrawn contributions that were made in the current and five prior contract years. This charge is deducted upon a withdrawal of amounts, or defaulted loan amounts, in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

(4) We do not currently impose a third-party transfer or exchange charge. However, we reserve the right to impose a charge in the future, but the charge may not exceed a maximum of $65 for each occurrence.

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5
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(5) The management fees shown reflect revised management fees, effective May 1, 2000, which were approved by shareholders. The management fee for each portfolio cannot be increased without a vote of that portfolio's shareholders.

(6) Portfolio shares are all subject to fees imposed under a distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(7) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Alliance Technology portfolio on May 1, 2000, "Other Expenses" shown have been annualized. Initial seed capital was invested for the EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive Portfolios on September 1, 2000, thus "Other Expenses" shown are estimated. See footnote (8) for any expense limitation agreements information.

(8) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." The amount shown for the EQ/Morgan Stanley Emerging Markets Portfolio reflects a .05% decrease in the portfolio's expense waiver. This decrease in the expense waiver was effective on May 1, 2001. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid for by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached a sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust. The following chart indicates other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect.




-------------------------------------------------------------
                                           OTHER EXPENSES
                                            (BEFORE ANY FEE
                                            WAIVERS AND/OR
                                               EXPENSE
PORTFOLIO NAME                              REIMBURSEMENTS)
-------------------------------------------------------------
      EQ/Alliance Premier Growth               0.05%
      EQ/Alliance Technology                   0.06%
      EQ/AXP New Dimensions                    1.23%
      EQ/AXP Strategy Aggressive               0.57%
      EQ/Balanced                              0.08%
      EQ/Bernstein Diversified Value           0.15%
      EQ/Calvert Socially Responsible          1.47%
      EQ/Capital Guardian Research             0.16%
      EQ/Capital Guardian U.S. Equity          0.11%
      EQ/Evergreen Omega                       0.83%



-------------------------------------------------------------
                                            OTHER EXPENSES
                                            (BEFORE ANY FEE
                                            WAIVERS AND/OR
                                                EXPENSE
PORTFOLIO NAME                              REIMBURSEMENTS)
-------------------------------------------------------------
      EQ/FI Mid Cap                            0.27%
      EQ/FI Small/Mid Cap Value                0.19%
      EQ/Janus Large Cap Growth                0.22%
      EQ/Mercury Basic Value Equity            0.10%
      EQ/MFS Investors Trust                   0.13%
      EQ/MFS Research                          0.07%
      EQ/Morgan Stanley Emerging
        Markets Equity                         0.52%
      EQ/Putnam Growth & Income Value          0.12%
      EQ/T. Rowe Price International Stock     0.24%

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6
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EXAMPLES: EQUI-VEST SERIES 600 CONTRACTS

For the series 600 TSA Advantage contract, the examples show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a single contribution of $1,000 is invested in one of the variable investment options listed and a 5% annual return is earned on assets in that option.(1) The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.489 per $1,000. We also assume there is no waiver of the withdrawal charge. Total Separate Account A expenses used to compute the example below are the maximum expenses rather than the lower current expenses. The series 600 contracts were first offered in July 1998.

These examples should not be considered a representation of past or future expense for each option. Actual expenses may be greater or less than those shown. The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each portfolio of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included in the examples. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



------------------------------------------------------------------------------------
                                            IF YOU SURRENDER YOUR CONTRACT AT
                                            THE END OF EACH PERIOD SHOWN, THE
                                                   EXPENSES WOULD BE:
------------------------------------------------------------------------------------
                                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                     -----------------------------------------------
EQ/Aggressive Stock                  $ 75.51     $  97.11   $ 119.50     $ 157.34
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EQ/Alliance Common Stock             $ 75.51     $  97.11   $ 119.50     $ 157.34
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EQ/Alliance Global                   $ 79.03     $ 107.98   $ 138.13     $ 198.22
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EQ/Alliance Growth and Income        $ 77.27     $ 102.56   $ 128.85     $ 177.96
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EQ/Alliance Growth Investors         $ 77.17     $ 102.26   $ 128.33     $ 176.83
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EQ/Alliance High Yield               $ 77.66     $ 103.77   $ 130.92     $ 182.50
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EQ/Alliance Intermediate Government
 Securities                          $ 76.78     $ 101.05   $ 126.26     $ 172.27
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EQ/Alliance International            $ 82.27     $ 117.88   $ 154.97     $ 234.43
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EQ/Alliance Money Market             $ 75.02     $  95.60   $ 116.89     $ 151.54
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EQ/Alliance Premier Growth           $ 81.87     $ 116.68   $ 152.94     $ 230.10
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EQ/Alliance Quality Bond             $ 76.88     $ 101.35   $ 126.78     $ 173.41
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EQ/Alliance Small Cap Growth         $ 79.03     $ 107.98   $ 138.13     $ 198.22
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EQ/Alliance Technology               $ 81.87     $ 116.68   $ 152.94     $ 230.10
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EQ/AXP New Dimensions                $ 79.92     $ 110.69   $ 142.75     $ 208.21
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EQ/AXP Strategy Aggressive           $ 80.41     $ 112.19   $ 145.31     $ 213.73
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EQ/Balanced                          $ 75.51     $  97.11   $ 119.50     $ 157.34
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EQ/Bernstein Diversified Value       $ 79.92     $ 110.69   $ 142.75     $ 208.21
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EQ/Calvert Socially Responsible      $ 80.90     $ 113.69   $ 147.86     $ 219.21
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EQ/Capital Guardian Research         $ 79.92     $ 110.69   $ 142.75     $ 208.21
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EQ/Capital Guardian U.S. Equity      $ 79.92     $ 110.69   $ 142.75     $ 208.21
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EQ/Equity 500 Index                  $ 74.14     $  92.86   $ 112.17     $ 141.04
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EQ/Evergreen Omega                   $ 79.92     $ 110.69   $ 142.75     $ 208.21
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EQ/FI Mid Cap                        $ 80.41     $ 112.19   $ 145.31     $ 213.73
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EQ/FI Small/Mid Cap Value            $ 81.39     $ 115.19   $ 150.40     $ 224.67
EQ/Janus Large Cap Growth            $ 81.87     $ 116.68   $ 152.94     $ 230.10
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EQ/Mercury Basic Value Equity        $ 79.92     $ 110.69   $ 142.75     $ 208.21
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EQ/MFS Emerging Growth Companies     $ 80.11     $ 111.29   $ 143.77     $ 210.42
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EQ/MFS Investors Trust               $ 79.92     $ 110.69   $ 142.75     $ 208.21
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                                        IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                           THE END OF EACH PERIOD SHOWN, THE
                                                   EXPENSES WOULD BE:
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                                        1 YEAR     3 YEARS    5 YEARS     10 YEARS
                                     -----------------------------------------------
EQ/Aggressive Stock                  $ 13.31     $ 41.40    $  71.60   $ 157.34
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EQ/Alliance Common Stock             $ 13.31     $ 41.40    $  71.60   $ 157.34
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EQ/Alliance Global                   $ 17.06     $ 52.88    $  91.10   $ 198.22
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EQ/Alliance Growth and Income        $ 15.18     $ 47.15    $  81.39   $ 177.96
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EQ/Alliance Growth Investors         $ 15.08     $ 46.83    $  80.84   $ 176.83
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EQ/Alliance High Yield               $ 15.60     $ 48.43    $  83.55   $ 182.50
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EQ/Alliance Intermediate Government
 Securities                          $ 14.66     $ 45.56    $  78.68   $ 172.27
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EQ/Alliance International            $ 20.50     $ 63.32    $ 108.71   $ 234.43
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EQ/Alliance Money Market             $ 12.79     $ 39.80    $  68.87   $ 151.54
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EQ/Alliance Premier Growth           $ 20.08     $ 62.06    $ 106.59   $ 230.10
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EQ/Alliance Quality Bond             $ 14.77     $ 45.88    $  79.22   $ 173.41
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EQ/Alliance Small Cap Growth         $ 17.06     $ 52.88    $  91.10   $ 198.22
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EQ/Alliance Technology               $ 20.08     $ 62.06    $ 106.59   $ 230.10
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EQ/AXP New Dimensions                $ 18.00     $ 55.73    $  95.93   $ 208.21
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EQ/AXP Strategy Aggressive           $ 18.52     $ 57.32    $  98.60   $ 213.73
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EQ/Balanced                          $ 13.31     $ 41.40    $  71.60   $ 157.34
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EQ/Bernstein Diversified Value       $ 18.00     $ 55.73    $  95.93   $ 208.21
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EQ/Calvert Socially Responsible      $ 19.04     $ 58.90    $ 101.27   $ 219.21
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EQ/Capital Guardian Research         $ 18.00     $ 55.73    $  95.93   $ 208.21
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EQ/Capital Guardian U.S. Equity      $ 18.00     $ 55.73    $  95.93   $ 208.21
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EQ/Equity 500 Index                  $ 11.85     $ 36.92    $  63.94   $ 141.04
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EQ/Evergreen Omega                   $ 18.00     $ 55.73    $  95.93   $ 208.21
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EQ/FI Mid Cap                        $ 18.52     $ 57.32    $  98.60   $ 213.73
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EQ/FI Small/Mid Cap Value            $ 19.56     $ 60.48    $ 103.93   $ 224.67
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EQ/Janus Large Cap Growth            $ 20.08     $ 62.06    $ 106.59   $ 230.10
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EQ/Mercury Basic Value Equity        $ 18.00     $ 55.73    $  95.93   $ 208.21
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EQ/MFS Emerging Growth Companies     $ 18.20     $ 56.37    $  97.00   $ 210.42
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EQ/MFS Investors Trust               $ 18.00     $ 55.73    $  95.93   $ 208.21
------------------------------------------------------------------------------------

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                                                    IF YOU SURRENDER YOUR CONTRACT AT
                                                    THE END OF EACH PERIOD SHOWN, THE
                                                           EXPENSES WOULD BE:
                                            -------------------------------------------------
                                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------
EQ/MFS Research                             $ 79.92     $ 110.69     $ 142.75     $ 208.21
EQ/Morgan Stanley Emerging Markets Equity   $ 88.24     $ 135.99     $ 185.47     $ 298.29
EQ/Putnam Growth & Income Value             $ 79.92     $ 110.69     $ 142.75     $ 208.21
EQ/T. Rowe Price International Stock        $ 82.85     $ 119.67     $ 158.00     $ 240.89



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                                               IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                  THE END OF EACH PERIOD SHOWN, THE
                                                          EXPENSES WOULD BE:
---------------------------------------------------------------------------------------------
                                             1 YEAR     3 YEARS    5 YEARS     10 YEARS
                                            -------------------------------------------------
EQ/MFS Research                             $ 18.00     $ 55.73    $  95.93   $ 208.21
EQ/Morgan Stanley Emerging Markets Equity   $ 26.85     $ 82.43    $ 140.62   $ 298.29
EQ/Putnam Growth & Income Value             $ 18.00     $ 55.73    $  95.93   $ 208.21
EQ/T. Rowe Price International Stock        $ 21.12     $ 65.21    $ 111.89   $ 240.89



(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money" in the prospectus.




IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:


Assuming an annuity payout option could be issued (see note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example of "if you do not surrender your contract" would, in each case, be increased by $6.08 based on the average amount applied to annuity payout options in 2000. See "Annuity administrative fee" in "Charges and expenses" in the prospectus.



CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this supplement for unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2000.

The following is added after the information under "For all series contracts issued in New York -- fixed maturity options" in Charges and expenses in the prospectus:



Charges and expenses
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CHARGES UNDER SERIES 600 CONTRACTS


MORTALITY AND EXPENSE RISKS CHARGE


We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to a current annual rate of 0.95% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. In addition, we waive any withdrawal charge upon payment of a death benefit.

The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.


CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual rate of 0.25% of the net assets in each variable investment option.

MAXIMUM TOTAL CHARGES. The total annual rate for the above charges is currently 1.20%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00%. We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.


ANNUAL ADMINISTRATIVE CHARGE


We deduct an administrative charge from your account value on the last day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last day of the contract year is less than $25,000 for TSA Advantage contracts. If your account value on such date is $25,000 or more for TSA Advantage contracts, we do not deduct the charge. The current charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during that contract year.

We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Also, we may reduce or eliminate the administrative charge when a TSA Advantage contract is used by an employer and administrative services are performed by us at a modified or minimum level. Any reduction or waiver we make will not be unfairly discriminatory.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option, unless you tell us otherwise. If these amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options, unless you tell us otherwise.



CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE


There currently is no third-party transfer (such as in the case of direct rollover to a traditional IRA contract), or exchange (if your contract is exchanged for a 403(b)(1) contract issued by another insurance company) charge for series 600 contracts.

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9
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We reserve the right to impose this charge in the future, but it may not exceed a maximum of $65 per occurrence, subject to any law that applies.



WITHDRAWAL CHARGE FOR SERIES 600 CONTRACTS


A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you terminate your contract; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options with the earliest maturities date(s) first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment may apply. The amount of the withdrawal charge we deduct is equal to 6% of the amount withdrawn or the defaulted loan amount during the first six contract years. In the case of a surrender, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed, or (ii) the free withdrawal amount plus 94% of the remaining account value.


We reserve the right to change the amount of the withdrawal charge, but it will not exceed 6% of the amount withdrawn or the defaulted loan amount. Any change will not be unfairly discriminatory. Also, the total of all withdrawal charges assessed will not exceed 8% of all contributions made in the first six contract years.

10% FREE WITHDRAWAL AMOUNT. Each contract year, you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

EXCEPTIONS TO THE WITHDRAWAL CHARGE. A withdrawal charge will not apply upon any of the events listed below:

o The annuitant retires under the terms of the TSA plan, or separates from service;

o The annuitant reaches age 59 1/2 and completes at least five contract years;


o The annuitant dies and a death benefit is payable to the beneficiary;

o We receive a properly completed election form providing for the account value to be used to buy a life annuity;

o The annuitant reaches age 55 and completes at least five contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity. The period certain annuity must extend beyond the annuitant's age 59 1/2 and must not permit any prepayment of the unpaid principal before the annuitant reaches age 59 1/2;

o The annuitant completes at least three contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity of at least 10 years which does not permit any prepayment of the unpaid principal;

o A request is made for a refund of an excess contribution within one month of the date on which the contribution is made;

o The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration;

o We receive proof satisfactory to us that the annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

o The annuitant has been confined to a nursing home for more than 90 days (or such other period, if required in your state) as verified by a licensed physician. A nursing home for

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10
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   this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

  -- its main function is to provide skilled, intermediate, or custodial nursing care;

  -- it provides continuous room and board to three or more persons;

  -- it is supervised by a registered nurse or licensed practical nurse;

  -- it keeps daily medical records of each patient;

  -- it controls and records all medications dispensed; and

  -- its primary service is other than to provide housing for residents.


o The annuitant elects a withdrawal that qualifies as a hardship withdrawal under the federal income tax rules.

Appendix I: Condensed financial information
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A-1
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The unit values and number of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charges of 1.20%.




                                  SERIES 600 CONTRACTS
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT
                                   FOR THOSE OPTIONS
                  BEING OFFERED FOR THE FIRST TIME AFTER MAY 1, 2001.

                                                    FOR THE YEARS ENDING DECEMBER 31,
                                                    ---------------------------------
                                                       1998         1999         2000
                                                    ---------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
  Unit value                                        $ 102.74     $ 111.53     $ 113.77
  Number of units outstanding (000's)                     --            6           68
--------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
  Unit value                                        $  90.25     $ 105.70     $  90.50
  Number of units outstanding (000's)                     --           17           71
--------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
  Unit value                                        $ 102.87     $ 126.92     $ 107.54
  Number of units outstanding (000's)                     --          105          702
--------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
  Unit value                                        $  98.37     $ 134.29     $ 107.66
  Number of units outstanding (000's)                     --           20          181
--------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
  Unit value                                        $ 102.73     $ 120.14     $ 129.01
  Number of units outstanding (000's)                     --           37          262
--------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
  Unit value                                        $ 101.93     $ 127.17     $ 116.93
  Number of units outstanding (000's)                     --           21          222
--------------------------------------------------------------------------------------
 EQ/ALLIANCE HIGH YIELD
  Unit value                                        $  89.20     $  84.97     $  78.49
  Number of units outstanding (000's)                     --            5           28
--------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
  Unit value                                        $ 103.32     $ 101.97     $ 109.71
  Number of units outstanding (000's)                     --            1           16
--------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
  Unit value                                        $  93.00     $ 126.30     $  95.90
  Number of units outstanding (000's)                     --            3           36
--------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
  Unit value                                        $ 101.68     $ 105.21     $ 110.19
  Number of units outstanding (000's)                     --           17           57
--------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
  Unit value                                              --     $ 116.42     $  93.88
  Number of units outstanding (000's)                     --           36          350
--------------------------------------------------------------------------------------

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A-2
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                       SERIES 600 CONTRACTS (CONTINUED)
   UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT
                       OPTION, EXCEPT FOR THOSE OPTIONS
             BEING OFFERED FOR THE FIRST TIME AFTER MAY 1, 2001.

                                          FOR THE YEARS ENDING DECEMBER 31,
                                          --------------------------------------
                                             1998         1999         2000
                                          --------------------------------------
 EQ/ALLIANCE QUALITY BOND
  Unit value                              $ 103.62     $ 100.07     $ 110.03
  Number of units outstanding (000's)           --            4           27
--------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
  Unit value                              $  86.94     $ 109.62     $ 123.09
  Number of units outstanding (000's)           --            2           98
--------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
  Unit value                                    --           --     $  66.17
  Number of units outstanding (000's)           --           --          128
--------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
  Unit value                                    --           --     $  82.91
  Number of units outstanding (000's)           --           --            2
--------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
  Unit value                                    --           --     $  62.15
  Number of units outstanding (000's)           --           --            2
--------------------------------------------------------------------------------------
 EQ/BALANCED
  Unit value                              $ 102.39     $ 118.36     $ 115.59
  Number of units outstanding (000's)           --           11          101
--------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
  Unit value                                    --     $ 107.64     $ 103.26
  Number of units outstanding (000's)           --           --           --
--------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
  Unit value                                    --     $ 106.84     $ 111.80
  Number of units outstanding (000's)           --            1            9
--------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
  Unit value                                    --     $ 101.69     $ 104.08
  Number of units outstanding (000's)           --            1           11
--------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
  Unit value                              $ 103.69     $ 123.02     $ 109.63
  Number of units outstanding (000's)           --           50          258
--------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
  Unit value                                    --     $ 105.21     $  98.95
  Number of units outstanding (000's)           --           --            2
--------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
  Unit value                                     --     $ 106.63     $  93.02
  Number of units outstanding (000's)           --           --            3
--------------------------------------------------------------------------------------

-----
A-3
--------------------------------------------------------------------------------




                        SERIES 600 CONTRACTS (CONTINUED)
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION,
                            EXCEPT FOR THOSE OPTIONS
              BEING OFFERED FOR THE FIRST TIME AFTER MAY 1, 2001.

                                              FOR THE YEARS ENDING DECEMBER 31,
                                              ----------------------------------
                                                  1998        1999        2000
                                              ----------------------------------
 EQ/FI MID CAP
  Unit value                                        --          --      100.02
  Number of units outstanding (000's)               --          --           9
--------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
  Unit value                                  $  82.88    $  83.36    $  86.60
  Number of units outstanding (000's)               --           1          14
--------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
  Unit value                                        --          --    $  83.99
  Number of units outstanding (000's)               --          --          12
--------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
  Unit value                                  $  97.91    $ 115.06    $ 127.11
  Number of units outstanding (000's)               --           7          41
--------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
  Unit value                                  $ 103.53    $ 177.65    $ 142.46
  Number of units outstanding (000's)               --          36         288
--------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
  Unit value                                        --    $ 104.53    $ 102.57
  Number of units outstanding (000's)               --           2          17
--------------------------------------------------------------------------------
 EQ/MFS RESEARCH
  Unit value                                  $  99.10    $ 120.55    $ 112.84
  Number of units outstanding (000's)               --           6          84
--------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
  Unit value                                  $  81.49    $ 157.61    $  93.36
  Number of units outstanding (000's)               --           5          42
--------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED
  Unit value                                  $ 101.17    $  99.99    $ 107.65
  Number of units outstanding (000's)               --           3          10
--------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
  Unit value                                  $ 100.60    $  98.04    $ 103.43
  Number of units outstanding (000's)               --           3          17
--------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
  Unit value                                  $  94.15    $ 122.67    $  98.56
  Number of units outstanding (000's)               --           3          42
--------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
  Unit value                                  $  94.96    $ 113.85    $  99.61
  Number of units outstanding (000's)               --           1           6
--------------------------------------------------------------------------------

-----
A-4
--------------------------------------------------------------------------------
                                                                             A-4

                                                SERIES 600 CONTRACTS (CONTINUED)
            UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS
                                       BEING OFFERED FOR THE FIRST TIME AFTER MAY 1, 2001.

                                                                                            ----------------------------------
                                                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                                                             ---------------------------------
                                                                                                1998         1999         2000
                                                                                             ----------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
  Unit value                                                                                 $ 101.12     $ 103.45     $ 115.37
  Number of units outstanding (000's)                                                              --            3           12
-------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Employer-Sponsored Retirement Programs
Series 900 TSA Advantage(SM)
SUPPLEMENT DATED MAY 1, 2001
TO THE EQUI-VEST(R) EMPLOYER-SPONSORED
RETIREMENT PROGRAMS PROSPECTUS DATED
MAY 1, 2001

--------------------------------------------------------------------------------


This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2001 for the EQUI-VEST(R) Employer-Sponsored Retirement Programs offered by The Equitable Life Assurance Society of the United States ("Prospectus").

We offer the series 900 TSA Advantage contract to fund certain Section 403(b) plans ("plans"). The series 900 TSA Advantage contract is available to plans that meet our requirements regarding the minimum number of plan eligible employees or minimum aggregate plan rollover and direct transfer amounts, as applicable. The series 900 TSA Advantage contract may not currently be available in every state. Your financial professional can provide information about state availability.

Series 900 TSA Advantage is a group variable deferred annuity contract. Either the plan trustee or the employer will be the series 900 TSA Advantage contract owner. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be set forth in a certificate provided to each participant. The participant will also be the annuitant. The 12-month period beginning on the participant's certificate date and each 12-month period thereafter is a "certificate year." The "certificate date" is the date we receive a participant's properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date we receive a contract owner's properly completed and signed application and other required documents at our processing office. The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus.*

-------------------------
* This Supplement distinguishes between "contract" and "certificate" as well as "contract owner" and "participant" when describing the series 900 TSA Advantage product. The Prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right and to "contract" when referring to the certificate or contract that includes the right.


We offer the series 900 TSA Advantage contract to purchasers on the same basis and under the same terms and conditions described in the Prospectus as those that apply to EQUI-VEST Series 100 and 200 contracts, except for certain material differences described in this Supplement. This Supplement should be read together with the Prospectus.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).

          ---------------------------------

See "Tax information" in the Prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.












                                                                          X00049

Series 900 TSA Advantage

-----
  2
--------------------------------------------------------------------------------

We may at some future time, under certain conditions and subject to applicable law, allow a current owner of a series 100, series 200, or series 600 TSA contract to exchange it for a series 900 TSA Advantage contract. An exchange for a series 900 TSA Advantage contract may or may not be advantageous to contract owners or participants, based on all of the circumstances, including a comparison of contractual terms and conditions, and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

Material differences between series 900 TSA Advantage and the provisions of the EQUI-VEST series 100 and 200 contracts described in the Prospectus include the information above as well as the following:


THE FOLLOWING IS ADDED TO "EQUI-VEST EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE - KEY FEATURES" UNDER "FEES AND CHARGES" ON PAGE 11 OF THE PROSPECTUS:




-------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES   o Separate account charge deducted daily on amounts invested in variable investment options:
SERIES 900 TSA       Varies by employer group, annual rate ranges between 0% - 1.35%.
ADVANTAGE
                   o Annual administrative charge: $25 current ($65 maximum) is deducted from each certificate each certificate year.

                   o Charge for third-party transfer (such as in the case of a direct rollover to a traditional IRA contract or direct transfer of all or part of a participant's cash value to another 403(b)
                     arrangement): $25 current ($65 maximum) per occurrence per participant.

                   o No sales charge deducted at the time contributions are made.

                   o Withdrawal charge:
                     We deduct a charge equal to 6% of the amount withdrawn from a participant's annuity account value or from a participant's defaulted loan amount in the first six contract years. The total of all withdrawal charges may not exceed 8% of all contributions made by the participant in the first six contract years. Under certain circumstances the withdrawal charge will not apply. They are discussed in "Charges and expenses" later in this Supplement.

                   o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. The charge is generally deducted from the amount applied to an annuity payout option.

                   o We deduct a $350 annuity administrative fee from amounts applied to a variable annuity payout option.

                   o Annual expenses of EQ Advisors Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.15% annually, 12b-1 fees of 0.25% annually, and other expenses.
-------------------------------------------------------------------------------------------------------------------

-----
  3
--------------------------------------------------------------------------------


THE FOLLOWING TABLE AND EXAMPLES ARE ADDED AFTER "IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:" ON PAGE 18 OF THE PROSPECTUS:


FEE TABLE


The fee table below will help participants and owners understand the various charges and expenses that apply to the series 900 TSA Advantage. The table reflects charges that the participant will directly incur under the certificate, as well as charges and expenses of the portfolios that the participant bears indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state, may also apply. Also, an annuity administrative fee may apply when a participant's annuity payout option begins. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.


The guaranteed interest option and fixed maturity options discussed in the Prospectus are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge and any applicable annuity administrative fee do apply to the guaranteed interest and the fixed maturity options. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender from a fixed maturity option.


SERIES 900 TSA ADVANTAGE CONTRACTS




------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM THE VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE
  OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Separate account charge                                                      0.0% to 1.35%(1)
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM THE ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------------------
Annual administrative charge                                                 $25 current ($65 maximum) (per participant)
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM THE ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Withdrawal charge                                                            6% of each withdrawal amount (not to exceed 8% of
                                                                             contributions) made in the first six contract years

Charge for third-party transfer or direct rollover                           $25 current ($65 maximum) (per occurrence per
                                                                             participant)
------------------------------------------------------------------------------------------------------------------------------------

-----
  4
--------------------------------------------------------------------------------



EQ ADVISORS TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)
--------------------------------------------------------------------------------------------------------------------
                                                                                                        NET
                                                                                                      TOTAL
                                                                                     OTHER           ANNUAL
                                                                                  EXPENSES          EXPENSES
                                                 MANAGEMENT                    (AFTER EXPENSE    (AFTER EXPENSE
                                                  FEES(2)      12B-1 FEES(3)   LIMITATION)(4)   LIMITATION)(3)(5)
--------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.60%         0.25%            0.07%            0.92%
EQ/Alliance Common Stock                         0.46%         0.25%            0.05%            0.76%
EQ/Alliance Global                               0.72%         0.25%            0.09%            1.06%
EQ/Alliance Growth and Income                    0.58%         0.25%            0.05%            0.88%
EQ/Alliance Growth Investors                     0.56%         0.25%            0.06%            0.87%
EQ/Alliance High Yield                           0.60%         0.25%            0.07%            0.92%
EQ/Alliance Intermediate Government Securities   0.50%         0.25%            0.08%            0.83%
EQ/Alliance International                        0.85%         0.25%            0.29%            1.39%
EQ/Alliance Money Market                         0.34%         0.25%            0.06%            0.65%
EQ/Alliance Premier Growth                       0.89%         0.25%            0.01%            1.15%
EQ/Alliance Quality Bond                         0.53%         0.25%            0.06%            0.84%
EQ/Alliance Small Cap Growth                     0.75%         0.25%            0.06%            1.06%
EQ/Alliance Technology                           0.90%         0.25%            0.00%            1.15%
EQ/AXP New Dimensions                            0.65%         0.25%            0.05%            0.95%
EQ/AXP Strategy Aggressive                       0.70%         0.25%            0.05%            1.00%
EQ/Balanced                                      0.57%         0.25%            0.08%            0.90%
EQ/Bernstein Diversified Value                   0.65%         0.25%            0.05%            0.95%
EQ/Calvert Socially Responsible                  0.65%         0.25%            0.15%            1.05%
EQ/Capital Guardian Research                     0.65%         0.25%            0.05%            0.95%
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%            0.05%            0.95%
EQ/Equity 500 Index                              0.25%         0.25%            0.06%            0.56%
EQ/Evergreen Omega                               0.65%         0.25%            0.05%            0.95%
EQ/FI Mid Cap                                    0.70%         0.25%            0.05%            1.00%
EQ/FI Small/Mid Cap Value                        0.75%         0.25%            0.10%            1.10%
EQ/Janus Large Cap Growth                        0.90%         0.25%            0.00%            1.15%
EQ/Mercury Basic Value Equity                    0.60%         0.25%            0.10%            0.95%
EQ/MFS Emerging Growth Companies                 0.62%         0.25%            0.10%            0.97%
EQ/MFS Investors Trust                           0.60%         0.25%            0.10%            0.95%
EQ/MFS Research                                  0.65%         0.25%            0.05%            0.95%
EQ/Morgan Stanley Emerging Markets Equity        1.15%         0.25%            0.40%            1.80%
EQ/Putnam Growth & Income Value                  0.60%         0.25%            0.10%            0.95%
EQ/T. Rowe Price International Stock             0.85%         0.25%            0.15%            1.25%
--------------------------------------------------------------------------------------------------------------------

-----
  5
--------------------------------------------------------------------------------


Notes:

(1) For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.


(2) The management fees shown reflect revised management fees, effective May 1, 2000, which were approved by shareholders. The management fee for each portfolio cannot be increased without a vote of that portfolio's shareholders.


(3) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee can be increased in accordance with the terms of the Rule 12b-1 Plan and the Investment Company Act of 1940.


(4) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Alliance Technology portfolio on May 1, 2000, "Other Expenses" shown have been annualized. Initial seed capital was invested for the EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive Portfolios on September 1, 2000, thus "Other Expenses" shown are estimated. See footnote (5) for any expense limitation agreement information.

(5) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." The amount shown for the EQ/Morgan Stanley Emerging Markets Portfolio, reflects a .05% decrease in the portfolio's expense waiver. This decrease in the expense waiver was effective on May 1, 2001. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached a sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust. The following chart indicates other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect.






--------------------------------------------------------------------------------
                                                 OTHER EXPENSES
                                                 (BEFORE ANY FEE
                                                 WAIVERS AND/OR
                                                     EXPENSE
PORTFOLIO NAME                                   REIMBURSEMENTS)
--------------------------------------------------------------------------------
      EQ/Alliance Premier Growth               0.05%
      EQ/Alliance Technology                   0.06%
      EQ/AXP New Dimensions                    1.23%
      EQ/AXP Strategy Aggressive               0.57%
      EQ/Balanced                              0.08%
      EQ/Bernstein Diversified Value           0.15%
      EQ/Calvert Socially Responsible          1.47%
      EQ/Capital Guardian Research             0.16%
      EQ/Capital Guardian U.S. Equity          0.11%
      EQ/Evergreen Omega                       0.83%
      EQ/FI Mid Cap                            0.27%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 OTHER EXPENSES
                                                 (BEFORE ANY FEE
                                                 WAIVERS AND/OR
                                                     EXPENSE
PORTFOLIO NAME                                   REIMBURSEMENTS)
--------------------------------------------------------------------------------
      EQ/FI Small/Mid Cap Value                0.19%
      EQ/Janus Large Cap Growth                0.22%
      EQ/Mercury Basic Value Equity            0.10%
      EQ/MFS Investors Trust                   0.13%
      EQ/MFS Research                          0.07%
      EQ/Morgan Stanley Emerging
       Markets Equity                          0.52%
      EQ/Putnam Growth & Income Value          0.12%
      EQ/T. Rowe Price International Stock     0.24%
--------------------------------------------------------------------------------

-----
  6
--------------------------------------------------------------------------------


EXAMPLES: SERIES 900 TSA ADVANTAGE CONTRACTS


For the series 900 TSA Advantage contract, the examples show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a single contribution of $1,000 is invested in one of the variable investment options listed and a 5% annual return is earned on assets in that option.(1) The annual administrative charge is based on charges that apply to an average anticipated contract size, resulting in an estimated administrative charge for the purpose of these examples of $0.489 per $1,000. We also assume there is no waiver of the withdrawal charge. Total Separate Account A expenses used to compute the example below are the maximum expenses rather than the lower current expenses. The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each portfolios of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included in the examples. The series 900 TSA Advantage contracts were first offered beginning with the date of this Supplement.


These examples should not be considered a representation of past or future expense for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.




-----------------------------------------------------------------------------------------------
                                                    IF A CERTIFICATE IS SURRENDERED AT THE END
                                                        OF EACH PERIOD SHOWN, THE EXPENSES
                                                                     WOULD BE:
                                                -----------------------------------------------
                                                  1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 86.65     $ 141.94     $ 200.02     $ 281.62
EQ/Alliance Common Stock                         $ 85.07     $ 137.22     $ 192.17     $ 264.87
EQ/Alliance Global                               $ 88.03     $ 146.06     $ 206.84     $ 296.06
EQ/Alliance Growth and Income                    $ 86.25     $ 140.76     $ 198.06     $ 277.46
EQ/Alliance Growth Investors                     $ 86.15     $ 140.47     $ 197.57     $ 276.42
EQ/Alliance High Yield                           $ 86.65     $ 141.94     $ 200.02     $ 281.62
EQ/Alliance Intermediate Government Securities   $ 85.76     $ 139.29     $ 195.61     $ 272.24
EQ/Alliance International                        $ 91.28     $ 155.72     $ 222.75     $ 329.29
EQ/Alliance Money Market                         $ 83.98     $ 133.96     $ 186.75     $ 253.20
EQ/Alliance Premier Growth                       $ 88.91     $ 148.70     $ 211.20     $ 305.23
EQ/Alliance Quality Bond                         $ 85.86     $ 139.58     $ 196.10     $ 273.28
EQ/Alliance Small Cap Growth                     $ 88.03     $ 146.06     $ 206.84     $ 296.06
EQ/Alliance Technology                           $ 88.91     $ 148.70     $ 211.20     $ 305.23
EQ/AXP New Dimensions                            $ 86.94     $ 142.82     $ 201.48     $ 284.74
EQ/AXP Strategy Aggressive                       $ 87.43     $ 144.30     $ 203.92     $ 289.90
EQ/Balanced                                      $ 86.45     $ 141.35     $ 199.04     $ 279.55
EQ/Bernstein Diversified Value                   $ 86.94     $ 142.82     $ 201.48     $ 284.74
EQ/Calvert Socially Responsible                  $ 87.93     $ 145.77     $ 206.35     $ 295.04
EQ/Capital Guardian Research                     $ 86.94     $ 142.82     $ 201.48     $ 284.74
EQ/Capital Guardian U.S. Equity                  $ 86.94     $ 142.82     $ 201.48     $ 284.74
EQ/Equity 500 Index                              $ 83.10     $ 131.29     $ 182.29     $ 243.55
EQ/Evergreen Omega                               $ 86.94     $ 142.82     $ 201.48     $ 284.74
EQ/FI Mid Cap                                    $ 87.43     $ 144.30     $ 203.92     $ 289.90
EQ/FI Small/Mid Cap Value                        $ 88.42     $ 147.23     $ 208.78     $ 300.15
EQ/Janus Large Cap Growth                        $ 88.91     $ 148.70     $ 211.20     $ 305.23
EQ/Mercury Basic Value Equity                    $ 86.94     $ 142.82     $ 201.48     $ 284.74
EQ/MFS Emerging Growth Companies                 $ 87.14     $ 143.41     $ 202.46     $ 286.80
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                                      IF A CERTIFICATE IS NOT SURRENDERED AT
                                                        THE END OF EACH PERIOD SHOWN, THE
                                                                EXPENSES WOULD BE:
                                                -----------------------------------------------
                                                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 25.16     $ 77.36    $ 132.18     $ 281.62
EQ/Alliance Common Stock                         $ 23.48     $ 72.32    $ 123.78     $ 264.87
EQ/Alliance Global                               $ 26.62     $ 81.75    $ 139.49     $ 296.06
EQ/Alliance Growth and Income                    $ 24.74     $ 76.10    $ 130.09     $ 277.46
EQ/Alliance Growth Investors                     $ 24.63     $ 75.78    $ 129.56     $ 276.42
EQ/Alliance High Yield                           $ 25.16     $ 77.36    $ 132.18     $ 281.62
EQ/Alliance Intermediate Government Securities   $ 24.21     $ 74.52    $ 127.46     $ 272.24
EQ/Alliance International                        $ 30.08     $ 92.06    $ 156.53     $ 329.29
EQ/Alliance Money Market                         $ 22.32     $ 68.84    $ 117.97     $ 253.20
EQ/Alliance Premier Growth                       $ 27.57     $ 84.57    $ 144.16     $ 305.23
EQ/Alliance Quality Bond                         $ 24.32     $ 74.84    $ 127.99     $ 273.28
EQ/Alliance Small Cap Growth                     $ 26.62     $ 81.75    $ 139.49     $ 296.06
EQ/Alliance Technology                           $ 27.57     $ 84.57    $ 144.16     $ 305.23
EQ/AXP New Dimensions                            $ 25.47     $ 78.30    $ 133.75     $ 284.74
EQ/AXP Strategy Aggressive                       $ 25.99     $ 79.87    $ 136.36     $ 289.90
EQ/Balanced                                      $ 24.95     $ 76.73    $ 131.14     $ 279.55
EQ/Bernstein Diversified Value                   $ 25.47     $ 78.30    $ 133.75     $ 284.74
EQ/Calvert Socially Responsible                  $ 26.52     $ 81.44    $ 138.97     $ 295.04
EQ/Capital Guardian Research                     $ 25.47     $ 78.30    $ 133.75     $ 284.74
EQ/Capital Guardian U.S. Equity                  $ 25.47     $ 78.30    $ 133.75     $ 284.74
EQ/Equity 500 Index                              $ 21.38     $ 65.99    $ 113.20     $ 243.55
EQ/Evergreen Omega                               $ 25.47     $ 78.30    $ 133.75     $ 284.74
EQ/FI Mid Cap                                    $ 25.99     $ 79.87    $ 136.36     $ 289.90
EQ/FI Small/Mid Cap Value                        $ 27.04     $ 83.01    $ 141.57     $ 300.15
EQ/Janus Large Cap Growth                        $ 27.57     $ 84.57    $ 144.16     $ 305.23
EQ/Mercury Basic Value Equity                    $ 25.47     $ 78.30    $ 133.75     $ 284.74
EQ/MFS Emerging Growth Companies                 $ 25.68     $ 78.93    $ 134.80     $ 286.80
-----------------------------------------------------------------------------------------------

-----
  7
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------
                                               IF A CERTIFICATE IS SURRENDERED AT THE END
                                                   OF EACH PERIOD SHOWN, THE EXPENSES
                                                                WOULD BE:
                                           ----------------------------------------------------
                                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------
EQ/MFS Growth with Income                   $ 86.94     $ 142.82     $ 201.48     $ 284.74
EQ/MFS Research                             $ 86.94     $ 142.82     $ 201.48     $ 284.74
EQ/Morgan Stanley Emerging Markets Equity   $ 95.32     $ 167.62     $ 242.21     $ 369.03
EQ/Putnam Growth & Income Value             $ 86.94     $ 142.82     $ 201.48     $ 284.74
EQ/T. Rowe Price International Stock        $ 89.90     $ 151.63     $ 216.03     $ 315.33
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                                 IF A CERTIFICATE IS NOT SURRENDERED AT
                                                   THE END OF EACH PERIOD SHOWN, THE
                                                           EXPENSES WOULD BE:
                                            ---------------------------------------------------
                                             1 YEAR     3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------
EQ/MFS Growth with Income                   $ 25.47     $  78.30   $ 133.75     $ 284.74
EQ/MFS Research                             $ 25.47     $  78.30   $ 133.75     $ 284.74
EQ/Morgan Stanley Emerging Markets Equity   $ 34.38     $ 104.77   $ 177.37     $ 369.03
EQ/Putnam Growth & Income Value             $ 25.47     $  78.30   $ 133.75     $ 284.74
EQ/T. Rowe Price International Stock        $ 28.62     $  87.70   $ 149.33     $ 315.33
-----------------------------------------------------------------------------------------------


(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount in a single sum instead of as payments under an annuity payout option. See "Accessing your money" in the Prospectus.


IF A PARTICIPANT ELECTS A VARIABLE ANNUITY PAYOUT OPTION:


Assuming an annuity payout option could be issued (see note (1) above), and a participant elects a variable annuity payout option, the expenses shown in the above example of "if a certificate is not surrendered" would, in each case, be increased by $6.08 based on the average amount applied to annuity payout options in 2000. See "Annuity administrative fee" in "Charges and expenses" in the Prospectus.


THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOR TSA AND UNIVERSITY TSA CONTRACTS IN THE CHART IN THE SECTION ENTITLED "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE
PROSPECTUS:





-------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE    SOURCE OF CONTRIBUTIONS                                LIMITATIONS ON CONTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
Series 900 TSA   o Employer remitted employee salary reduction and/or   o Maximum amount of contributions subject to tax law
Advantage          various types of employer contributions.               formula which varies.

                 o Rollovers from another TSA contract or arrangement   o Maximum salary reduction contribution is $10,500
                   from a traditional IRA which was a "conduit" for       for 2001.
                   TSA funds previously rolled over.
                                                                        o Rollover or direct transfer contributions after age
                 o Direct transfers from another contract or              70-1/2 must be net of required minimum distributions.
                   arrangement complying with Internal Revenue Code
                   ("Code") Section 403(b) by means of IRS Revenue      o Aggregate direct rollover and direct transfer
                   Ruling 90-24.                                          contributions must meet Equitable's anticipated
                                                                          minimum contribution requirements or meet
                                                                          minimum plan participation requirements.
-------------------------------------------------------------------------------------------------------------------------------

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  8
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THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:


We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life accumulation annuities in which a participant has an ownership interest would then total more than $2,500,000.



THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
FOLLOWING:

For the following employer-funded programs, the employee must be the owner and the annuitant on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA and Annuitant HR-10.


THE FIRST SENTENCE UNDER "SELECTING YOUR INVESTMENT METHOD" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
FOLLOWING:


Contract owners must choose of one of the following two methods under which participants will be able to select investment options.



THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:


For series 900 TSA Advantage, participants may only withdraw amounts from their participant account values that are 100% vested. If the plan contains a vesting schedule for employer contributions, any participant withdrawal requests require contract owner approval. In addition, in many instances when a participant is under age 59-1/2, the participant's ability to withdraw funds from a series 900 TSA Advantage may be limited by the plan and section 403(b) of the Code. For example, amounts attributable to salary reduction contributions may not be withdrawn unless due to a participant's death, disability, separation from service from the employer who provided the funds. Also, a participant may be able to withdraw salary reduction contributions only (that is, no earnings) on account of hardship under federal income tax rules.



THE FOLLOWING IS ADDED AS A NEW SECTION FOLLOWING "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:


FORFEITURES


A plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a participant who is not fully vested under a plan separates from service. Participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a participant's cash value and deposit such amount in a forfeiture account. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the EQ/Alliance Money Market variable investment option, unless otherwise agreed to by the contract owner and us.

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  9
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Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal Charge for series 900 TSA Advantage contracts" under "Charges and expenses" in the Prospectus.


THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "LOANS UNDER TSA AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE
PROSPECTUS:

If the plan contains a vesting schedule for employer contributions, any participant loan requests require contract owner approval.


THE SECTION ENTITLED "TERMINATION" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:



Termination

We may terminate a participant's certificate and pay that participant the certificate cash value if:


(1) a participant's account value is less than $500 and that participant has not made contributions to the certificate for a period of three years;


(2) a participant requests a partial withdrawal that reduces that participant's account value to an amount of less than $500;

(3) a participant has not made any contributions within 120 days from his or her certificate date; or

(4) the plan is no longer qualified under Section 403(b) of the Code and the series 900 TSA Advantage contract is terminated by us;


We will deduct the amount of any outstanding loan balance (including any applicable withdrawal charge), any applicable market value adjustment on amounts allocated to the fixed maturity options and any applicable withdrawal charge from the account value when we terminate a certificate (see "Withdrawal charge for series 900 TSA Advantage contracts" below and "Market value adjustment" under "Fixed maturity options" on page 31 of the Prospectus).

The contract owner may discontinue a series 900 TSA Advantage contract. Discontinuance of a contract means that the contract owner will not permit any further salary deferral or employer contributions to be made to certificates under the contract. If a series 900 TSA Advantage contract is discontinued the contract owner may withdraw any cash value in the forfeiture account, as well as any portion of a participant's certificate cash value that is not vested and: (i) transfer such amounts to another 403(b) arrangement ("employer-designated funding vehicle"); or (ii) transfer or distribute those funds in any other manner permitted under section 403(b) of the Code. If a series 900 TSA Advantage contract is discontinued, the participant may withdraw any portion of the cash value in the certificate that is vested and: (i) directly transfer such cash value to the employer-designated funding vehicle or permit the contract owner to do so; (ii) rollover such amounts to a traditional IRA, if permitted under federal tax law; (iii) retain such amounts, if permitted under federal tax law; or (iv) maintain his or her certificate with us. In this case, amounts in the certificate will continue to be subject to withdrawal charges based upon the contract owner's original withdrawal charge schedule.


A series 900 TSA Advantage contract may only be terminated after all participant certificates under the contract are terminated.

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 10
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THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS" IN "CHARGES AND EXPENSES" IN THE
PROSPECTUS:


CHARGES UNDER SERIES 900 TSA ADVANTAGE CONTRACTS


CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group between 0% to 1.35% of daily net assets attributable to all of the certificates under the group contract. Differences in this charge are due to variations in group characteristics including:


 -- the factors on which the mortality and expense risks charge and administration charges are based,

 -- the extent to which certain administrative functions in connection with the series 900 TSA contracts are to be performed by us or by the contract owner,

 -- the expected average certificate size, and

 -- the expected number of participants

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant's certificate will set forth the applicable separate account charge. The administrative charge along with the annual administrative charge described below, compensates us for the administrative services we perform under the contracts and certificates.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against owners of certificates under any series 900 TSA Advantage contracts.


ANNUAL ADMINISTRATIVE CHARGE


We deduct an administrative charge from each participant's annuity account value on the last day of each certificate year. We will deduct a pro rata portion of the charge if a participant surrenders the certificate, the annuitant elects an annuity payout option, or dies during the certificate year. The charge is currently equal to $25.

We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We reserve the right to deduct this charge on a quarterly, rather than annual basis.


CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER


We deduct a charge for third-party transfer (such as in the case of a direct transfer to another TSA arrangement or a direct rollover to a traditional IRA contract). This charge is currently $25 ($65 maximum) per occurrence per participant. In addition, this charge will be imposed on each third-party transfer out of the contract's forfeiture account into another 403(b) funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant annuity accounts under the contract.

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 11
--------------------------------------------------------------------------------


WITHDRAWAL CHARGE FOR SERIES 900 TSA ADVANTAGE CONTRACTS

A withdrawal charge will apply during the first 6 contract years if: (i) a participant transfers any certificate cash value to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under the tax law; (ii) a participant has an outstanding loan that is defaulted;
(iii) the certificate is terminated; and (iv) a contract owner discontinues the contract and transfers amounts to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code. In instances where a withdrawal charge applies, other than where the certificate is terminated, in order to give a participant the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from the participant's account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed investment option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options in order of the earliest maturities date(s). If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case of a certificate termination, we will pay the account value after the withdrawal charge has been imposed (cash value).

The withdrawal charge is equal to 6% of the amount withdrawn from a participant's annuity account value, or the defaulted loan amount. The total of all withdrawal charges will never exceed 8% of all contributions made by the participant during the first six contract years.


FORFEITED ANNUITY ACCOUNT VALUE. If a portion of a participant's annuity account value is forfeited under the terms of the plan, a withdrawal charge will only be assessed against the vested contribution amounts. If the contract owner withdraws the forfeited amount from the contract, a withdrawal charge will be imposed at that time.

THE FIRST BULLET UNDER "CONTRIBUTIONS TO TSAs" IN "TAX INFORMATION" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

o Annual contributions made through the employer's payroll, which may include a participant's salary reduction contributions and employer contributions.
  Some employer contributions may be subject to forfeiture under an employer's plan.

THE FOLLOWING IS ADDED TO END OF THE FIRST BULLET UNDER "ANNUAL CONTRIBUTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:


Employer contributions subject to forfeiture are not taken into account until vested for this formula. Therefore, previously contributed funds may affect the amount available to be contributed under this formula.


THE FOLLOWING IS ADDED TO THE END OF THE SECOND BULLET UNDER "ANNUAL CONTRIBUTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:


Employer contributions subject to forfeiture are taken into account under this formula.


THE FIRST SENTENCE UNDER "ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

Rollover contributions to the EQUI-VEST TSA contract may be made from TSAs under Section 403(b) of the Internal Revenue Code, from a Section 403(b)(7) custodial account, or from an IRA to which only prior TSA distributions were rolled over.

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 12
--------------------------------------------------------------------------------


THE LAST PARAGRAPH UNDER "ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY.

THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS THE FOLLOWING:

These restrictions apply to salary reduction or elective deferral contributions and earnings on those contributions and also apply to all amounts and earnings that were ever invested in a 403(b)(7) custodial account and transferred to this contract in a Revenue Ruling 90-24 direct transfer. The plan may also impose withdrawal restrictions on employer contributions and related earnings.

THE SECOND PARAGRAPH UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

For amounts that were directly transferred to this contract in a Revenue Ruling 90-24 transfer from another annuity contract, these withdrawal restrictions will not apply to 403(b) account values attributable to salary reduction contributions to the contract and earnings on December 31, 1988 or to account values attributable to employer contributions if properly reported to us at the time of the transfer.

THE LAST SENTENCE OF THE LAST PARAGRAPH UNDER "TAX TREATMENT OF DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS" IN "TAX INFORMATION" IN THE PROSPECTUS, IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:


Since we do not track investments in the contract, if any, it is the participant's responsibility to determine how much of the distributions, if any, is taxable.

INVESTMENT PERFORMANCE. Pages 77 and 78 of the Prospectus describe certain measurements of investment performance of the variable investment options and/or the portfolios in which they invest. The table following this discussion may be of general interest. Since charges under the series 900 TSA Advantage contract as well as the series of contracts described in the Prospectus vary, the tables on pages 79-87 of the Prospectus assume for each charge included the highest that might apply. Charges under the series 900 TSA Advantage contract are lower than the charges used in computing the investment performance in the Prospectus table.

EQUI-VEST(R)                                THE EQUITABLE LIFE ASSURANCE SOCIETY
Supplement dated May 1, 2001                OF THE UNITED STATES
to EQUI-VEST(R) Employer-Sponsored          1290 AVENUE OF THE AMERICAS
Retirement Programs                         NEW YORK, NEW YORK 10104

SUPPLEMENT PROSPECTUS DATED MAY 1, 2001

EQUI-VEST(R)TSA contracts (Series 100) offered to Employees of certain non-profit organizations within the State of Oregon

--------------------------------------------------------------------------------

This Supplement adds to and modifies certain information contained in the Prospectus or Supplement to Prospectus dated May 1, 2001 ("Prospectus") for the EQUI-VEST(R) Employer-Sponsored Retirement Programs offered by The Equitable Life Assurance Society of the United States ("Equitable Life").

We will offer the EQUI-VEST series 100 contracts, as described below ("Modified Oregon TSA Contracts"), to fund plans that meet the requirements of Internal Revenue Code Section 403(b) ("Section 403(b) plans") sponsored by certain
Section 501(c)(3) non-profit organizations, within the State of Oregon ("employer"). Modified Oregon TSA Contracts will be available only when an employer (i) makes contributions to a Section 403(b) plan; (ii) has entered into an agreement with us that permits us to offer Modified Oregon TSA Contracts as a funding vehicle for its 403(b) plan; and (iii) has at least $10 million in existing assets to fund Modified Oregon TSA Contracts in its 403(b) plan.

This Supplement describes the material differences between the series 100 contracts described in the Prospectus and the Modified Oregon TSA Contracts. Certain of the modifications relate to the separate account asset-based charges for the variable investment options under Modified Oregon TSA Contracts. These charges are lowered from a maximum of 1.49% on certain variable investment options to 0.90% on all variable investment options. The Class IB shares of EQ Advisors Trust available under Modified Oregon TSA Contract include 12b-1 fees among their charges. The series 100 contracts described in the Prospectus include Class IA shares, which are not subject to 12b-1 fees and are not offered under Modified Oregon TSA Contracts. This Supplement should be read together with the Prospectus. For purposes of this Supplement, the term "annuitant" refers to holders of current contracts (contract number 11947CT-I and certificate number 11934T) and the Modified Oregon TSA Contracts offered hereunder. Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus. Modified Oregon TSA Contracts became available on February 9, 2001.

THE "EQUI-VEST EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE - KEY FEATURES" SECTION OF THE PROSPECTUS HAS BEEN MODIFIED FOR THE FEES AND CHARGES RELATED TO SERIES 100 CONTRACTS, AS FOLLOWS:

We deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.90%.

Annual expenses of EQ Advisors Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.15% annually, other expenses, and for Class IB shares 12b-1 fees of 0.25% annually.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity (TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information", in the prospectus.)


                      FOR USE ONLY IN THE STATE OF OREGON

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  2
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FEE TABLE. The following fee table is applicable to Modified Oregon TSA Contracts. Please also see the discussion of the modifications to "Charges and expenses" set forth in this Supplement.

--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------

Mortality and expense risks(1)                                         0.65%
Other expenses(2)                                                      0.25%
                                                                       -----
Total Separate Account A annual expenses(3)                            0.90%

--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
--------------------------------------------------------------------------------
Annual administrative charge
  If your account value is less than $25,000    $30 or 2% of your account value
  on the last day of your contract year         if less
  If your account value is $25,000 or more
  on the last day of your contract year         $0
--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN\ TRANSACTIONS
--------------------------------------------------------------------------------
Maximum withdrawal charge(4)                    6%
--------------------------------------------------------------------------------

For EQ Advisors Trust annual expenses, see the Fee Table section of the prospectus.

EQ ADVISORS TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

------------------------------------------------------------------------------------------------------------------
                                                         Management                                    Net Total
                                                         Management       12b-1        Other            Annual
                                                           Fees(5)       Fees(6)    Expenses (7)    Expenses(6)(8)
------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                                         0.60%         0.25%        0.07%             0.92%
EQ/Alliance Common Stock                                    0.46%         0.25%        0.05%             0.76%
EQ/Alliance Global                                          0.72%         0.25%        0.09%             1.06%
EQ/Alliance Growth and Income                               0.58%         0.25%        0.05%             0.88%
EQ/Alliance Growth Investors                                0.56%         0.25%        0.06%             0.87%
EQ/Alliance High Yield                                      0.60%         0.25%        0.07%             0.92%
EQ/Alliance Intermediate Government Securities              0.50%         0.25%        0.08%             0.83%
EQ/Alliance International                                   0.85%         0.25%        0.29%             1.39%
EQ/Alliance Money Market                                    0.34%         0.25%        0.06%             0.65%
EQ/Alliance Premier Growth                                  0.89%         0.25%        0.01%             1.15%
EQ/Alliance Quality Bond                                    0.53%         0.25%        0.06%             0.84%
EQ/Alliance Small Cap Growth                                0.75%         0.25%        0.06%             1.06%
EQ/Alliance Technology                                      0.90%         0.25%        0.00%             1.15%
EQ/AXP New Dimensions                                       0.65%         0.25%        0.05%             0.95%
EQ/AXP Strategy Aggressive                                  0.70%         0.25%        0.05%             1.00%
EQ/Balanced                                                 0.57%         0.25%        0.08%             0.90%
EQ/Bernstein Diversified Value                              0.65%         0.25%        0.05%             0.95%


                      FOR USE ONLY IN THE STATE OF OREGON

                                                                           -----
                                                                             3
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------------------------------------------------------------------------------------------------------------------
                                                         Management                                    Net Total
                                                         Management       12b-1        Other            Annual
                                                           Fees(5)       Fees(6)    Expenses (7)    Expenses(6)(8)
------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                             0.65%         0.25%        0.15%             1.05%
EQ/Capital Guardian Research                                0.65%         0.25%        0.05%             0.95%
EQ/Capital Guardian U.S. Equity                             0.65%         0.25%        0.05%             0.95%
EQ/Equity 500 Index                                         0.25%         0.25%        0.06%             0.56%
EQ/Evergreen Omega                                          0.65%         0.25%        0.05%             0.95%
EQ/FI Mid Cap                                               0.70%         0.25%        0.05%             1.00%
EQ/FI Small/Mid Cap Value                                   0.75%         0.25%        0.10%             1.10%
EQ/Janus Large Cap Growth                                   0.90%         0.25%        0.00%             1.15%
EQ/Mercury Basic Value Equity                               0.60%         0.25%        0.10%             0.95%
EQ/MFS Emerging Growth Companies                            0.62%         0.25%        0.10%             0.97%
EQ/MFS Investors Trust                                      0.60%         0.25%        0.10%             0.95%
EQ/MFS Research                                             0.65%         0.25%        0.05%             0.95%
EQ/Morgan Stanley Emerging Markets Equity                   1.15%         0.25%        0.40%             1.80%
EQ/Putnam Growth & Income Value                             0.60%         0.25%        0.10%             0.95%
EQ/T. Rowe Price International Stock                        0.85%         0.25%        0.15%             1.25%
------------------------------------------------------------------------------------------------------------------

(1)  A portion of this change is for providing the death benefit.

(2) For the series 100 contracts, this charge is for financial accounting and other administrative services relating to the contract.

(3) For series 100 contracts, the total Separate Account A annual expenses and total annual expenses of EQ Advisors Trust fees when added together are not permitted to exceed 1.75% for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Alliance Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment options plus EQ Advisors Trust annual expenses for 2000 (as restated to reflect the revised management fees and the .01% increase in expenses that occurred when these portfolios became part of EQ Advisors Trust) would have been 1.89% for the EQ/Alliance Money Market option; 2.00% for the EQ/Alliance Common Stock option; 2.01% for the EQ/Aggressive Stock option; and 2.14% for the EQ/Balanced option.

(4) This charge is 6% generally declining for the first through 12 contract years. The total of all withdrawal charges may not exceed 8% of all withdrawn contributions that were made in the current and nine prior years. This charge is deducted upon a withdrawal of amounts, or defaulted loan amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

(5) The management fees shown reflect revised management fees, effective May 1, 2000, which were approved by shareholders. The management fee for each portfolio cannot be increased without a vote of that portfolio's shareholders.

(6) Portfolio shares are all subject to fees imposed under a distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(7) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Alliance Technology portfolio on May 1, 2000, "Other Expenses" shown have been annualized. Initial seed capital was invested for the EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive Portfolios on September 1, 2000, thus "Other Expenses" shown are estimated. See footnote (8) for any expense limitation agreement information.

(8) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Expenses." The amount shown for the EQ/Morgan Stanley Emerging Markets Portfolio, reflects a .05% decrease in the portfolio's expense waiver. This decrease in the expense waiver was effective on May 1, 2001. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached a sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust. The following chart indicates other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect.


                       FOR USE ONLY IN THE STATE OF OREGON

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  4
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-------------------------------------------------------           -----------------------------------------------------
                                     OTHER EXPENSES                                                  OTHER EXPENSES
                                     (BEFORE ANY FEE                                                 (BEFORE ANY FEE
                                     WAIVERS AND/OR                                                  WAIVERS AND/OR
                                         EXPENSE                                                         EXPENSE
PORTFOLIO NAME                       REIMBURSEMENTS)              PORTFOLIO NAME                     REIMBURSEMENTS)
-------------------------------------------------------           -----------------------------------------------------
EQ/Alliance Premier Growth                0.05%                   EQ/FI Mid Cap                           0.27%
EQ/Alliance Technology                    0.06%                   EQ/FI Small/Mid Cap Value               0.19%
EQ/AXP New Dimensions                     1.23%                   EQ/Janus Large Cap Growth               0.22%
EQ/AXP Strategy Aggressive                0.57%                   EQ/Mercury Basic Value Equity           0.10%
EQ/Balanced                               0.08%                   EQ/MFS Investors Trust                  0.13%
EQ/Bernstein Diversified Value            0.15%                   EQ/MFS Research                         0.07%
EQ/Calvert Socially Responsible           1.47%                   EQ/Morgan Stanley Emerging
EQ/Capital Guardian Research              0.16%                        Markets Equity                     0.52%
EQ/Capital Guardian U.S. Equity           0.11%                   EQ/Putnam Growth & Income Value         0.12%
EQ/Evergreen Omega                        0.83%                   EQ/T. Rowe Price International Stock    0.24%
-------------------------------------------------------           -----------------------------------------------------


The prospectus for the Class IB shares of EQ Advisors Trust is attached at the end of the Prospectus.

THE SECTION ENTITLED "CHARGES UNDER THE CONTRACTS" IN THE "CHARGES AND EXPENSES" SECTION OF THE PROSPECTUS HAS BEEN MODIFIED AS FOLLOWS:

MORTALITY AND EXPENSE RISKS CHARGE. The following information replaces the first paragraph of this section.

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the minimum death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

CHARGE FOR OTHER EXPENSES. The following information replaces the paragraph under this section.

We deduct this daily charge from the net assets in each variable investment option. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option. The charge is to reimburse us for the cost of financial accounting services we provide under the contracts.

WITHDRAWAL CHARGE FOR SERIES 100 AND 200 CONTRACTS. In addition to the exceptions to the withdrawal charges applicable to TSA contracts, discussed under "For SEP, SARSEP, SIMPLE IRA, TSA, EDC and Annuitant-Owned HR-10 contracts" of this section, the following will apply under Modified Oregon TSA
Contracts:

o the annuitant retires pursuant to the terms of the Plan or separates from service;

o the annuitant has been diagnosed and certified in writing, by each of a United States licensed attending physician and independent physician, to be unable to engage in any substantial gainful activity by reason of any medically determined physical or mental impairment which can be expected to result in death or which has lasted or can be expected to last a continuous period of not less than 12 months; or in the case of an individual who has turned age 55 and is blind, inability by reason of blindness, to engage in substantial gainful activity requiring skills, or abilities comparable to those of any gainful activity in which he has previously engaged with some regularity and over a substantial period of time. The term "blindness" shall mean the central visual keenness of 20/200 or less in the better eye with use of a correcting lens. An eye which is accompanied by a limitation in the fields of vision, such that the wider diameter of the visual field beneath an angle no greater than 20 degrees, shall be considered for purposes of this paragraph as having a central visual keenness of 20/200 or less; or

                       FOR USE ONLY IN THE STATE OF OREGON

                                                                           -----
                                                                             5
--------------------------------------------------------------------------------

o we receive proof satisfactory to us that the annuitant's life expectancy is six months or less (this proof must include certification by a licensed physician in the United States); or

o the annuitant elects a withdrawal that qualifies as a hardship withdrawal under federal income tax rules. A hardship withdrawal is a distribution that is made on account of an immediate and heavy financial need of the annuitant and the distribution is not in excess of the amount necessary to satisfy such financial need; or

o the annuitant has been confined to a nursing home for more than a 90 day period (or such other period, if required in your state) as verified by a physician licensed in the United States. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located. It must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam and meets all of the following:

o its main function is to provide skilled, intermediate or custodial nursing care;

o    it provides continuous room and board to three or more persons;

o    it is supervised by a registered nurse or a practical nurse;

o    it keeps daily medical records of each patient;

o    it controls and records all medications dispensed; and

o    its primary service is other than to provide housing for residents.


                      FOR USE ONLY IN THE STATE OF OREGON

The Equitable Life Assurance
Society Of The United States

SUPPLEMENT DATED MAY 1, 2001
TO EQUI-VEST(R) EMPLOYER-SPONSORED
RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2001

FOR EMPLOYEES OF EMPLOYERS ASSOCIATED WITH REALTY ONE


--------------------------------------------------------------------------------

This Supplement modifies certain information contained in the prospectus or supplement to prospectus dated May 1, 2001 ("Prospectus") as it relates to certain series 200 Trusteed Contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). The Series 200 Trusteed Contracts, modified as described below (the "Modified Trusteed Contracts"), are offered to employees of employers associated with Realty One, a real estate brokerage firm, on the basis described in the Prospectus, except that the Withdrawal Charge applicable to the Modified Trusteed Contracts will be waived for all plan assets invested under such Contracts, except for any withdrawal of plan assets which were invested in the guaranteed interest option less than 120 days prior to such withdrawal. Except as modified above, the discussion under "Withdrawal charge for series 100 and 200 contracts" under "Charges and expenses" with respect to Trusteed Contracts is applicable to the Modified Trusteed Contracts.

The annual administrative charge is waived.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information," in the prospectus).

The Equitable Life Assurance
Society Of The United States

SUPPLEMENT DATED MAY 1, 2001
TO EQUI-VEST(R) EMPLOYER-SPONSORED
RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2001

EQUI-VEST(R) TSA CONTRACTS
(SERIES 100 AND SERIES 200)
OFFERED TO CERTAIN PUBLIC SCHOOL EMPLOYEES WITHIN THE STATE OF INDIANA


--------------------------------------------------------------------------------

This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2001 ("Prospectus") for Equi-Vest(R) Employer-Sponsored Retirement Programs offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). Equitable Life will offer its EQUI-VEST(R) Series 100 and Series 200 TSA Contracts, as described below ("Modified TSA Contracts"), to certain participants in plans that meet the requirements of Internal Revenue Code Section 403(b) (referred to as "Section 403(b) Plans") sponsored by a public education institution described in "Tax information" under "Tax-Sheltered annuity arrangements (TSAs)" as "Section 403(b) Plans" sponsored by a public education institution described in Section 403(b)(1)(A)(ii) of the Code within the State of Indiana ("Employer"). Modified TSA Contracts will be available only when an Employer makes contributions for employees participating in Section 403(b) Plans (whether in addition to, or instead of, employee salary reduction or elective deferred contributions, as applicable) and has entered into an agreement with Equitable Life that permits Equitable Life to offer to you Modified TSA Contracts as a funding vehicle for your Employer's Section 403(b) Plan ("Modified TSA Agreement"). Terms not otherwise defined in this Supplement have the same meaning as in the Prospectus.


Modified TSA Agreements and Contracts: Exceptions to Withdrawal Charge. Modified TSA Contracts are offered to participants on the same basis and under the same terms and conditions described in the Prospectus as applicable to the EQUI-VEST(R) TSA Series 100 and Series 200 Contracts, except for certain material differences described in this Supplement.

Your Employer may notify us of its termination of a Modified TSA Agreement during the seven-day period ("Employer Window Period") starting on the fifth anniversary of the initial Modified TSA Contract purchased pursuant to a Modified TSA Agreement. If your Employer terminates its Modified TSA Agreement during an Employer Window Period, then you will have a 30-day period ("Annuitant Window Period"), starting on the first business day after the end of an Employer Window Period, during which to notify our Processing Office, in writing, whether you desire to terminate your Modified TSA Contract and transfer your Modified TSA Contract's account value to a successor funding vehicle without a withdrawal charge being applied.

The Prospectus section entitled "Charges under the contracts" in "Charges and expenses" has been revised to add the following waiver:

No charge will be applied to any amount withdrawn from your Modified TSA Contract if your Employer terminates its Modified TSA Agreement with us; and within the 30-day Annuitant Window Period, you choose to transfer the account value under your Modified TSA Contract to a successor funding vehicle.

Your opportunity to transfer your account value without paying a withdrawal charge is wholly dependent upon your Employer providing you with timely notice of the termination of its Modified TSA Agreement with us and notifying you of the Annuitant Window Period.

Equitable Life is not obliged to provide you with information relating to your Employer's decision to terminate its Modified TSA Agreement.

You are not required to make such a transfer and you may decide to continue your Modified TSA Contract even if your Employer terminates its Modified TSA Agreement.


                      FOR USE ONLY IN THE STATE OF INDIANA

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  2
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Guaranteed Interest Option Rates. Until the start of the Employer Window Period all Modified TSA Contracts held by Annuitants of one Employer ("Unit") will be credited with a current rate of interest in the Guaranteed Interest Option up to 0.50% lower than the current rate for all other EQUI-VEST(R) Series 100 and Series 200 TSA Contracts purchased on the same date and not purchased pursuant to a Modified TSA Agreement or other modified service agreement Equitable Life has with an Employer. Equitable Life reserves the right to apply different interest percentage rates to Units, at its discretion, based upon variances in Unit experience, expenses and other factors. The current rate credited under Modified TSA Contracts, however, will never be lower than the minimum guaranteed rates under all EQUI-VEST(R) Series 100 and Series 200 TSA Contracts. See "Your contract's value in the guaranteed interest option" in the Prospectus.

Once the Employer Window Period begins, the rates for any Modified TSA Contract within a Unit will be the same as the rates in effect for all other EQUI-VEST(R) Series 100 and Series 200 TSA Contracts purchased on the same date and not purchased pursuant to a Modified TSA Agreement or other modified service agreement Equitable Life has with an Employer.

ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge under Modified TSA Contracts may be reduced or waived when participant services are performed at a modified or minimum level under a Modified TSA Agreement. This annual administrative charge may continue to be reduced or waived even if your Employer terminates its Modified TSA Agreement with us. Any reduction or waiver to an annual administrative charge will not be unfairly discriminatory. See "Charges and expenses" in the Prospectus.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity (TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information" in the prospectus.




                      FOR USE ONLY IN THE STATE OF INDIANA

The Equitable Life Assurance
Society Of The United States

SUPPLEMENT DATED MAY 1, 2001
TO EQUI-VEST(R) EMPLOYER-SPONSORED
RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2001


--------------------------------------------------------------------------------

This supplement modifies certain information in the prospectus or supplement to prospectus dated May 1, 2001 (the "Prospectus") for EQUI-VEST group and individual deferred variable annuity contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). Equitable Life will offer a modified version of its EQUI-VEST Series 200 TSA contracts (the "Modified TSA Agreement") only to participants in qualifying retirement programs of certain nonprofit healthcare organizations. This Supplement describes the material differences between the Modified TSA Agreement and the EQUI-VEST Series 200 TSA contract described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.

Material differences between the Modified TSA Agreement and the TSA provisions described in the EQUI-VEST Prospectus include the following:

o WITHDRAWAL CHARGE. The Withdrawal Charge schedule for the Modified TSA Agreement is as follows:

       CONTRACT YEAR(S)                   WC
  --------------------------- ---------------------------
              1                           6%
              2                           5
              3                           4
              4                           3
              5                           2
              6+                          0

This table replaces the EQUI-VEST Series 200 Withdrawal Charge table in "Withdrawal charge for series 100 and 200 contracts" under "Charges and expenses."

o    EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Agreement, the section in "Charges and expenses" has been revised to add the following waivers:

No charge will be applied to any amount withdrawn from the Modified TSA Agreement if:

--   The annuitant has separated from service, or

-- The annuitant makes a withdrawal at any time and qualifies to receive Social Security disability benefits as certified by the Social Security Administration or any successor agency, or

-- The annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code.

o ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge to participants under the Modified TSA Agreement is at maximum the charge described in the Prospectus -- that is, it is equal to the lesser of $30 or 2% of the account value on the last business day of each year (adjusted to include any withdrawals made during the year), to be prorated for a fractional year. This charge may be reduced or waived when a Modified TSA Agreement is used by the employer and the required participant services are performed at a modified or minimum level.


                     FOR USE ONLY IN THE STATE OF ILLINOIS

Because you are purchasing an annuity contract as a Tax Sheltered Annuity (TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information", in the prospectus.)

The Equitable Life Assurance
Society Of The United States

SUPPLEMENT DATED MAY 1, 2001
TO EQUI-VEST(R) EMPLOYER-SPONSORED
RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2001

--------------------------------------------------------------------------------


This supplement modifies certain information in the prospectus or supplement to prospectus dated May 1, 2001 (the "Prospectus") for EQUI-VEST group and individual deferred variable annuity contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). Equitable Life will offer its EQUI-VEST Series 200 TSA contracts modified with Rider 95MDHOSP (the "Modified TSA Contract") only to employees (age 75 and below) of hospitals and non-profit healthcare organizations doing business in Maryland. This Supplement describes the material differences between the Modified TSA Contract and the EQUI-VEST Series 200 TSA contract described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.


Material differences between the Modified TSA Contract and the TSA provisions described in the EQUI-VEST Prospectus include the following:

o WITHDRAWAL CHARGE. The Withdrawal Charge schedule for the Modified TSA Contract is as follows:

    CONTRACT YEAR(S)                    CHARGE
    ----------------                --------------
            1                             6%
            2                             5
            3                             4
            4                             3
            5                             2
            6+                            0

This table replaces the EQUI-VEST Series 200 Withdrawal Charge table in "Withdrawal charge for series 100 and 200 contracts" under "Charges and expenses" in the Prospectus.

o No withdrawal charge will apply to funds transferred on or after January 18, 1996 into the Modified TSA Contract from another tax sheltered annuity contract qualified under Section 403(b) of the Code and issued by an insurance company other than Equitable Life.

o LOANS. Loans will be available under the Modified TSA Contract when the TSA plan is subject to the Employee Retirement Income Security Act of 1974 (ERISA). Only one outstanding loan will be permitted at any time. There is a minimum loan amount of $1,000 and a maximum loan amount which varies depending on the participant's account value but may never exceed $50,000. For more complete details and rules on Loans see "Loans from qualified plans and TSAs" in the Prospectus and "Additional Loan Provisions" in the Statement of Additional Information.

o  EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Contract, the
   Section in "Charges and expenses" has been revised as follows:

   No charge will be applied to any amount withdrawn from the TSA Contract if:

   --   the annuitant has separated from service, or

   -- the annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code, or

   -- the annuitant makes a withdrawal at any time and qualifies to receive Social Security disability benefits as certified by the Social Security Administration or any successor agency.

o ANNUAL ADMINISTRATIVE CHARGE. No annual administrative charge will be charged to participants in the Modified TSA Contract.


                     FOR USE ONLY IN THE STATE OF MARYLAND

Because you are purchasing an annuity contract as a Tax Sheltered Annuity (TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information", in the prospectus.)

The Equitable Life Assurance
Society Of The United States

SUPPLEMENT DATED MAY 1, 2001
TO EQUI-VEST(R) EMPLOYER-SPONSORED
RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2001

FOR EMPLOYEES OF ALLEGHENY COUNTY, PENNSYLVANIA

--------------------------------------------------------------------------------



This Supplement modifies certain information contained in the Prospectus dated May 1, 2001 ("Prospectus") as it relates to the Series 200 EDC Contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). The Series 200 EDC Contracts, modified as described below (the "Modified EDC Contracts"), are offered to employees of Allegheny County, Pennsylvania, on the basis described in the Prospectus, except that the Withdrawal Charge and Annual Administrative Charge applicable to the Modified EDC Contracts will be as follows:


o Withdrawal Charge. The Withdrawal Charge ("WC") schedule for the Modified EDC Contract is as follows:

       CONTRACT YEAR(S)                   WC
  --------------------------- ---------------------------
              1                           6%
              2                           5
              3                           4
              4                           3
              5                           2
              6+                          0

This table replaces the table in the Prospectus under "Withdrawal charge for series 100 and 200 contracts" in "Charges and expenses."

No WC will apply in the event of the:

     -- Death
     -- Disability
     -- Separation from service from Allegheny County
     -- Retirement of the participant.

The annual administrative charge is waived.

Because you are purchasing an annuity contract to fund an employer sponsored retirement arrangement, under Section 457 of the Code you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information," in the prospectus).

SUPPLEMENT DATED MAY 1, 2001 TO EQUI-VEST PROSPECTUS AND EQUI-VEST EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS

COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES
ISSUED BY THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



--------------------------------------------------------------------------------




This supplement dated May 1, 2001, updates certain information in the following prospectuses:

EQUI-VEST prospectus dated May 1, 2000, as previously supplemented on May 19, 2000; June 23, 2000; September 1, 2000; January 5, 2001; and February 9, 2001;

EQUI-VEST Employer-Sponsored prospectus dated May 1, 2000, as previously supplemented on May 19, 2000; June 23, 2000; September 1, 2000; January 5, 2001; and February 9, 2001.

You should keep the supplements and the prospectus for future reference. We have filed with the Securities and Exchange Commission (SEC) our statement of additional information (SAI) dated May 1, 2001. If you do not presently have a copy of the prospectus and prior supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Life, P.O. Box 2996, New York, NY, 10116-2996, or calling (800) 628-6673. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this supplement. The SAI has been incorporated by reference into this supplement.

In this Supplement, we provide information on (1) new investment options; (2) the combination of certain investment options; (3) how to reach us; (4) EQ Advisors Trust annual expenses; (5) certain portfolio/correlating investment option name changes and new advisers; (6) transaction requests that are related to disruptive transfer activities; (7) buying a contract to fund a retirement arrangement; (8) tax information; (9) the successor owner and annuitant feature; (10) beneficiary continuation option; (11) payment of death benefit;
(12) condensed financial information; (13) Equitable Life; (14) investment performance; and (15) certain withdrawal charge waivers.

                                                                          X00051

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  2
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(1) NEW INVESTMENT OPTION

The following new investment option is available under your Certificate effective on or about May 18, 2001.

EQ/BERNSTEIN DIVERSIFIED VALUE

The new investment option invests in a corresponding Portfolio of EQ Advisors Trust. The objective and Advisers for the Portfolio is shown below:



--------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                   OBJECTIVE              ADVISER
--------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value    Capital appreciation   Alliance Capital Management, L.P., through
                                                         its Bernstein Investment Research and
                                                         Management Unit
--------------------------------------------------------------------------------------------------



See "EQ Advisors Trust annual expenses" below, regarding the expenses for the new portfolio.


(2) COMBINATION OF CERTAIN INVESTMENT OPTIONS

On or about May 18, 2001, the following combinations will occur: (1) interests in the EQ/Balanced investment option will replace interests in the Alliance Conservative Investors, EQ/Evergreen Foundation, Mercury World Strategy and EQ/Putnam Balanced investment options and these options will no longer be available; and (2) interests in the EQ/Bernstein Diversified Value option will replace interests in the T. Rowe Price Equity Income option and this option will no longer be available. We will move the assets in the replaced options into the applicable surviving option. After the combinations are effective, allocation elections to the replaced options will be considered as allocation elections to the applicable surviving option. Since the replaced options will continue in existence only until approximately May 18, 2001, references to the replaced options have been omitted from the fee table, expense examples and investment performance.


(3) HOW TO REACH US

You may communicate with our processing office for the purposes described in your prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


(4) EQ ADVISORS TRUST ANNUAL EXPENSES

The following table sets forth the annual expenses for each portfolio as of December 31, 2000. All portfolios may not be available in all annuity products. Please note that the names of certain portfolios have been changed (a correlating change in the name of the corresponding investment fund also applies). For more information on these name changes, see
"Portfolio/Correlating investment option name changes and new portfolio advisers," later in this supplement.

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  3
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EQ ADVISORS TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO*)
----------------------------------------------------------------------------------------------------------------
                                                                                                       NET
                                                                                                      TOTAL
                                                                                       OTHER          ANNUAL
                                                                                    EXPENSES         EXPENSES
                                                   MANAGEMENT                    (AFTER EXPENSE   (AFTER EXPENSE
                                                    FEES(1)      12B-1 FEES(2)   LIMITATION)(3)   LIMITATION)(4)
----------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                                0.60%           N/A            0.07%            0.67%
EQ/Alliance Common Stock                           0.46%           N/A            0.05%            0.51%
EQ/Alliance Global                                 0.72%           N/A            0.09%            0.81%
EQ/Alliance Growth and Income                      0.58%           N/A            0.05%            0.63%
EQ/Alliance Growth Investors                       0.56%           N/A            0.06%            0.62%
EQ/Alliance High Yield                             0.60%           N/A            0.07%            0.67%
EQ/Alliance Intermediate Government Securities     0.50%           N/A            0.08%            0.58%
EQ/Alliance International                          0.85%           N/A            0.29%            1.14%
EQ/Alliance Money Market                           0.34%           N/A            0.06%            0.40%
EQ/Alliance Premier Growth                         0.89%         0.25%            0.01%            1.15%
EQ/Alliance Quality Bond                           0.53%           N/A            0.06%            0.59%
EQ/Alliance Small Cap Growth                       0.75%           N/A            0.06%            0.81%
EQ/Alliance Technology                             0.90%         0.25%            0.00%            1.15%
EQ/AXP New Dimensions                              0.65%         0.25%            0.05%            0.95%
EQ/AXP Strategy Aggressive                         0.70%         0.25%            0.05%            1.00%
EQ/Balanced                                        0.57%           N/A            0.08%            0.65%
EQ/Bernstein Diversified Value                     0.65%         0.25%            0.05%            0.95%
EQ/Calvert Socially Responsible                    0.65%         0.25%            0.15%            1.05%
EQ/Capital Guardian Research                       0.65%         0.25%            0.05%            0.95%
EQ/Capital Guardian U.S. Equity                    0.65%         0.25%            0.05%            0.95%
EQ/Equity 500 Index                                0.25%           N/A            0.06%            0.31%
EQ/Evergreen Omega                                 0.65%         0.25%            0.05%            0.95%
EQ/FI Mid Cap                                      0.70%         0.25%            0.05%            1.00%
EQ/FI Small/Mid Cap Value                          0.75%         0.25%            0.10%            1.10%
EQ/Janus Large Cap Growth                          0.90%         0.25%            0.00%            1.15%
EQ/Mercury Basic Value Equity                      0.60%         0.25%            0.10%            0.95%
EQ/MFS Emerging Growth Companies                   0.62%         0.25%            0.10%            0.97%
EQ/MFS Investors Trust                             0.60%         0.25%            0.10%            0.95%
EQ/MFS Research                                    0.65%         0.25%            0.05%            0.95%
EQ/Morgan Stanley Emerging Markets Equity          1.15%         0.25%            0.40%            1.80%
EQ/Putnam Growth & Income Value                    0.60%         0.25%            0.10%            0.95%
EQ/T. Rowe Price International Stock               0.85%         0.25%            0.15%            1.25%
----------------------------------------------------------------------------------------------------------------



* All portfolios are not available in all contracts to which this supplement relates. Also, see "Combination of certain investment options" above.

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  4
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Notes:

(1) The management fees shown reflect revised management fees, effective May 1, 2000, which were approved by shareholders. The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.

(2) The Class IB shares of EQ Advisors Trust are subject to fees imposed under a distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. Class IA shares of EQ Advisors Trust are not subject to these fees.

(3) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Alliance Technology portfolio on May 1, 2000, "Other Expenses" shown have been annualized. Initial seed capital was invested for the EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive Portfolios on September 1, 2000, thus "Other Expenses" shown are estimated. See footnote (4) for any expense limitation agreement information.

(4) For series 100 and 200 contracts, the total Separate Account A annual expenses and total annual expenses of EQ Advisors Trust fees when added together are not permitted to exceed 1.75% for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Alliance Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment options plus EQ Advisors Trust annual expenses for 2000 (as restated to reflect the revised management fees and the .01% increase in expenses that occurred when these portfolios became part of EQ Advisors Trust) would have been 1.89% for the EQ/Alliance Money Market option; 2.00% for the EQ/Alliance Common Stock option; 2.01% for the EQ/Aggressive Stock option; and 2.14% for the EQ/Balanced option. Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." The amounts shown for the EQ/Morgan Stanley Emerging Markets Portfolio reflect a .05% decrease in the portfolio's expense waiver. This decrease in the expense waiver was effective on May 1, 2001. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached a sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust. The following chart indicates other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect.



--------------------------------------------------------------------------------
                                               OTHER EXPENSES
                                               (BEFORE ANY FEE
                                               WAIVERS AND/OR
                                                   EXPENSE
PORTFOLIO NAME                                 REIMBURSEMENTS)
--------------------------------------------------------------------------------
EQ/Alliance Premier Growth                         0.05%
EQ/Alliance Technology                             0.06%
EQ/AXP New Dimensions                              1.23%
EQ/AXP Strategy Aggressive                         0.57%
EQ/Balanced                                        0.08%
EQ/Bernstein Diversified Value                     0.15%
EQ/Calvert Socially Responsible                    1.47%
EQ/Capital Guardian Research                       0.16%
EQ/Capital Guardian U.S. Equity                    0.11%
EQ/Evergreen Omega                                 0.83%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                               OTHER EXPENSES
                                               (BEFORE ANY FEE
                                               WAIVERS AND/OR
                                                   EXPENSE
PORTFOLIO NAME                                 REIMBURSEMENTS)
--------------------------------------------------------------------------------
EQ/FI Mid Cap                                      0.27%
EQ/FI Small/Mid Cap Value                          0.19%
EQ/Janus Large Cap Growth                          0.22%
EQ/Mercury Basic Value Equity                      0.10%
EQ/MFS Investors Trust                             0.13%
EQ/MFS Research                                    0.07%
EQ/Morgan Stanley Emerging
 Markets Equity                                    0.52%
EQ/Putnam Growth & Income Value                    0.12%
EQ/T. Rowe Price International Stock               0.24%
--------------------------------------------------------------------------------

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  5
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EXAMPLES: EQUI-VEST SERIES 300 AND 400 CONTRACTS

For each type of series 300 and 400 contract, the examples below show the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed, and a 5% annual return is earned on the assets in that option.(1) The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.489 per $1,000. We also assume there is no waiver of the withdrawal charge.

The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each Portfolio of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included in the examples. Other than as indicated above, the charges and expenses used to compute the examples below are the maximum series 400 expenses rather than the lower current series 400 expenses or series 300 expenses.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.





--------------------------------------------------------------------------------------------------
                                                          IF YOU SURRENDER YOUR CONTRACT
                                                             AT THE END OF EACH PERIOD
                                                           SHOWN, THE EXPENSES WOULD BE:
--------------------------------------------------------------------------------------------------
                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 83.69     $ 145.01     $ 208.93     $ 314.55
EQ/Alliance Common Stock                         $ 82.11     $ 140.28     $ 200.64     $ 298.32
EQ/Alliance Global                               $ 85.08     $ 149.13     $ 215.76     $ 328.53
EQ/Alliance Growth and Income                    $ 83.30     $ 143.83     $ 206.86     $ 310.52
EQ/Alliance Growth Investors                     $ 83.20     $ 143.53     $ 206.35     $ 309.51
EQ/Alliance High Yield                           $ 83.69     $ 145.01     $ 208.93     $ 314.55
EQ/Alliance Intermediate Government Securities   $ 82.80     $ 142.35     $ 204.27     $ 305.45
EQ/Alliance International                        $ 88.36     $ 158.79     $ 231.58     $ 360.70
EQ/Alliance Money Market                         $ 81.01     $ 137.02     $ 194.90     $ 287.01
EQ/Alliance Premier Growth                       $ 88.46     $ 159.09     $ 232.05     $ 361.66
EQ/Alliance Quality Bond                         $ 82.90     $ 142.65     $ 204.79     $ 306.47
EQ/Alliance Small Cap Growth                     $ 85.08     $ 149.13     $ 215.76     $ 328.53
EQ/Alliance Technology                           $ 88.46     $ 159.09     $ 232.05     $ 361.66
EQ/AXP New Dimensions                            $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/AXP Strategy Aggressive                       $ 86.97     $ 154.70     $ 224.89     $ 347.19
EQ/Balanced                                      $ 83.50     $ 144.42     $ 207.90     $ 312.54
EQ/Bernstein Diversified Value                   $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Calvert Socially Responsible                  $ 87.47     $ 156.16     $ 227.28     $ 352.04
EQ/Capital Guardian Research                     $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Capital Guardian U.S. Equity                  $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Equity 500 Index                              $ 80.12     $ 134.35     $ 190.19     $ 277.67
EQ/Evergreen Omega                               $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/FI Mid Cap                                    $ 86.97     $ 154.70     $ 224.89     $ 347.19
EQ/FI Small/Mid Cap Value                        $ 87.96     $ 157.63     $ 229.67     $ 356.86
EQ/Janus Large Cap Growth                        $ 88.46     $ 159.09     $ 232.05     $ 361.66
EQ/Mercury Basic Value Equity                    $ 86.47     $ 153.24     $ 222.50     $ 342.31
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
                                                      IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                         AT THE END OF EACH PERIOD SHOWN,
                                                              THE EXPENSES WOULD BE:
--------------------------------------------------------------------------------------------------
                                                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 28.53     $  87.45   $ 148.93     $ 314.55
EQ/Alliance Common Stock                         $ 26.86     $  82.45   $ 140.64     $ 298.32
EQ/Alliance Global                               $ 30.00     $  91.82   $ 156.14     $ 328.53
EQ/Alliance Growth and Income                    $ 28.11     $  86.20   $ 146.86     $ 310.52
EQ/Alliance Growth Investors                     $ 28.01     $  85.89   $ 146.35     $ 309.51
EQ/Alliance High Yield                           $ 28.53     $  87.45   $ 148.93     $ 314.55
EQ/Alliance Intermediate Government Securities   $ 27.59     $  84.64   $ 144.27     $ 305.45
EQ/Alliance International                        $ 33.47     $ 102.07   $ 172.96     $ 360.70
EQ/Alliance Money Market                         $ 25.70     $  78.99   $ 134.90     $ 287.01
EQ/Alliance Premier Growth                       $ 33.57     $ 102.38   $ 173.47     $ 361.66
EQ/Alliance Quality Bond                         $ 27.70     $  84.95   $ 144.79     $ 306.47
EQ/Alliance Small Cap Growth                     $ 30.00     $  91.82   $ 156.14     $ 328.53
EQ/Alliance Technology                           $ 33.57     $ 102.38   $ 173.47     $ 361.66
EQ/AXP New Dimensions                            $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/AXP Strategy Aggressive                       $ 32.00     $  97.73   $ 165.86     $ 347.19
EQ/Balanced                                      $ 28.32     $  86.83   $ 147.90     $ 312.54
EQ/Bernstein Diversified Value                   $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Calvert Socially Responsible                  $ 32.52     $  99.28   $ 168.40     $ 352.04
EQ/Capital Guardian Research                     $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Capital Guardian U.S. Equity                  $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Equity 500 Index                              $ 24.76     $  76.16   $ 130.19     $ 277.67
EQ/Evergreen Omega                               $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/FI Mid Cap                                    $ 32.00     $  97.73   $ 165.86     $ 347.19
EQ/FI Small/Mid Cap Value                        $ 33.05     $ 100.83   $ 170.94     $ 356.86
EQ/Janus Large Cap Growth                        $ 33.57     $ 102.38   $ 173.47     $ 361.66
EQ/Mercury Basic Value Equity                    $ 31.47     $  96.18   $ 163.31     $ 342.31
--------------------------------------------------------------------------------------------------

-----
  6
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
                                                     IF YOU SURRENDER YOUR CONTRACT
                                                        AT THE END OF EACH PERIOD
                                                      SHOWN, THE EXPENSES WOULD BE:
--------------------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies            $ 86.67     $ 153.82     $ 223.46     $ 344.26
EQ/MFS Investors Trust                      $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/MFS Research                             $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Morgan Stanley Emerging Markets Equity   $ 94.91     $ 177.92     $ 262.53     $ 421.86
EQ/Putnam Growth & Income Value             $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/T. Rowe Price International Stock        $ 89.45     $ 162.00     $ 236.80     $ 371.19
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
                                                 IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    AT THE END OF EACH PERIOD SHOWN,
                                                         THE EXPENSES WOULD BE:
--------------------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies            $ 31.68     $  96.80   $ 164.33     $ 344.26
EQ/MFS Investors Trust                      $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/MFS Research                             $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Morgan Stanley Emerging Markets Equity   $ 40.39     $ 122.35   $ 205.89     $ 421.86
EQ/Putnam Growth & Income Value             $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/T. Rowe Price International Stock        $ 34.62     $ 105.47   $ 178.52     $ 371.19
--------------------------------------------------------------------------------------------------



(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money" in the prospectus.


IF YOU ELECT A VARIABLE PAYOUT OPTION:

Assuming an annuity payout option could be issued (see note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example of "if you do not surrender your contract" would, in each case, be increased by $6.08 based on the average amount applied to annuity payout options in 2000. See "Annuity administrative fee" under "Charges and expenses" in the prospectus.


EXAMPLES: EQUI-VEST SERIES 500 CONTRACTS

For the series 500 Roth Advantage contract, the examples show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a single contribution of $1,000 is invested in one of the variable investment options listed and a 5% annual return is earned on assets in that option.(1) The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.489 per $1,000. We also assume there is no waiver of the withdrawal charge.

The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each Portfolio of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included in the examples. Other than as indicated above, the charges and expenses used in the examples are the maximum charges rather than the lower current charges.

These examples should not be considered a representation of past or future expense for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.





------------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU SURRENDER YOUR CONTRACT AT THE END OF        IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                         EACH PERIOD SHOWN, THE EXPENSES                 THE END OF EACH PERIOD SHOWN, THE
                                                    WOULD BE:                                    EXPENSES WOULD BE:
------------------------------------------------------------------------------------------------------------------------------------
                                1 YEAR      3 YEARS      5 YEARS      10 YEARS    1 YEAR      3 YEARS    5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock             $ 83.69     $ 145.01     $ 208.93     $ 314.55    $ 28.53     $ 87.45    $ 148.93     $ 314.55
EQ/Alliance Common Stock        $ 82.11     $ 140.28     $ 200.64     $ 298.32    $ 26.86     $ 82.45    $ 140.64     $ 298.32
EQ/Alliance Global              $ 85.08     $ 149.13     $ 215.76     $ 328.53    $ 30.00     $ 91.82    $ 156.14     $ 328.53
EQ/Alliance Growth and Income   $ 83.30     $ 143.83     $ 206.86     $ 310.52    $ 28.11     $ 86.20    $ 146.86     $ 310.52
------------------------------------------------------------------------------------------------------------------------------------

-----
  7
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
                                              IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                     EACH PERIOD SHOWN, THE EXPENSES
                                                                WOULD BE:
--------------------------------------------------------------------------------------------------
                                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                  $ 83.20     $ 143.53     $ 206.35     $ 309.51
EQ/Alliance High Yield                        $ 83.69     $ 145.01     $ 208.93     $ 314.55
EQ/Alliance Intermediate Government
 Securities                                   $ 82.80     $ 142.35     $ 204.27     $ 305.45
EQ/Alliance International                     $ 88.36     $ 158.79     $ 231.58     $ 360.70
EQ/Alliance Money Market                      $ 81.01     $ 137.02     $ 194.90     $ 287.01
EQ/Alliance Premier Growth                    $ 88.46     $ 159.09     $ 232.05     $ 361.66
EQ/Alliance Quality Bond                      $ 82.90     $ 142.65     $ 204.79     $ 306.47
EQ/Alliance Small Cap Growth                  $ 85.08     $ 149.13     $ 215.76     $ 328.53
EQ/Alliance Technology                        $ 88.46     $ 159.09     $ 232.05     $ 361.66
EQ/AXP New Dimensions                         $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/AXP Strategy Aggressive                    $ 86.97     $ 154.70     $ 224.89     $ 347.19
EQ/Balanced                                   $ 83.50     $ 144.42     $ 207.90     $ 312.54
EQ/Bernstein Diversified Value                $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Capital Guardian Research                  $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Capital Guardian U.S. Equity               $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Equity 500 Index                           $ 80.12     $ 134.35     $ 190.19     $ 277.67
EQ/Evergreen Omega                            $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/FI Mid Cap                                 $ 86.97     $ 154.70     $ 224.89     $ 347.19
EQ/FI Small/Mid Cap Value                     $ 87.96     $ 157.63     $ 229.67     $ 356.86
EQ/Janus Large Cap Growth                     $ 88.46     $ 159.09     $ 232.05     $ 361.66
EQ/Mercury Basic Value Equity                 $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/MFS Emerging Growth Companies              $ 86.67     $ 153.82     $ 223.46     $ 344.26
EQ/MFS Investors Trust                        $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/MFS Research                               $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/Morgan Stanley Emerging Markets Equity     $ 94.91     $ 177.92     $ 262.53     $ 421.86
EQ/Putnam Growth & Income Value               $ 86.47     $ 153.24     $ 222.50     $ 342.31
EQ/T. Rowe Price International Stock          $ 89.45     $ 162.00     $ 236.80     $ 371.19
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
                                                IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                   THE END OF EACH PERIOD SHOWN, THE
                                                           EXPENSES WOULD BE:
--------------------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                $ 28.01     $  85.89   $ 146.35     $ 309.51
EQ/Alliance High Yield                      $ 28.53     $  87.45   $ 148.93     $ 314.55
EQ/Alliance Intermediate Government
 Securities                                 $ 27.59     $  84.64   $ 144.27     $ 305.45
EQ/Alliance International                   $ 33.47     $ 102.07   $ 172.96     $ 360.70
EQ/Alliance Money Market                    $ 25.70     $  78.99   $ 134.90     $ 287.01
EQ/Alliance Premier Growth                  $ 33.57     $ 102.38   $ 173.47     $ 361.66
EQ/Alliance Quality Bond                    $ 27.70     $  84.95   $ 144.79     $ 306.47
EQ/Alliance Small Cap Growth                $ 30.00     $  91.82   $ 156.14     $ 328.53
EQ/Alliance Technology                      $ 33.57     $ 102.38   $ 173.47     $ 361.66
EQ/AXP New Dimensions                       $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/AXP Strategy Aggressive                  $ 32.00     $  97.73   $ 165.86     $ 347.19
EQ/Balanced                                 $ 28.32     $  86.83   $ 147.90     $ 312.54
EQ/Bernstein Diversified Value              $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Capital Guardian Research                $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Capital Guardian U.S. Equity             $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Equity 500 Index                         $ 24.76     $  76.16   $ 130.19     $ 277.67
EQ/Evergreen Omega                          $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/FI Mid Cap                               $ 32.00     $  97.73   $ 165.86     $ 347.19
EQ/FI Small/Mid Cap Value                   $ 33.05     $ 100.83   $ 170.94     $ 356.86
EQ/Janus Large Cap Growth                   $ 33.57     $ 102.38   $ 173.47     $ 361.66
EQ/Mercury Basic Value Equity               $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/MFS Emerging Growth Companies            $ 31.68     $  96.80   $ 164.33     $ 344.26
EQ/MFS Investors Trust                      $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/MFS Research                             $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/Morgan Stanley Emerging Markets Equity   $ 40.39     $ 122.35   $ 205.89     $ 421.86
EQ/Putnam Growth & Income Value             $ 31.47     $  96.18   $ 163.31     $ 342.31
EQ/T. Rowe Price International Stock        $ 34.62     $ 105.47   $ 178.52     $ 371.19
--------------------------------------------------------------------------------------------------



(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money" in the prospectus.


IF YOU ELECT A VARIABLE PAYOUT OPTION:

Assuming an annuity payout option could be issued (see note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example of "if you do not surrender your contract" would, in each case, be increased by $6.08 based on the average amount applied to annuity payout options in 2000. See "Annuity administrative fee" under "Charges and expenses" in the prospectus.

-----
  8
--------------------------------------------------------------------------------


EXAMPLES: EQUI-VEST SERIES 100 AND 200 CONTRACTS

For each type of series 100 and 200 contract, the examples below show the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed, and a 5% annual return is earned on the assets in that option.(1) The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.489 per $1,000. We also assume there is no waiver of the withdrawal charge.

The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each Portfolio of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included in the examples. Other than as indicated above, the charges and expenses used to compute the examples below are the maximum expenses (taking into account the expense limitation at an annual rate of 1.75% for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Alliance Money Market options) rather than the lower current charge.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH PERIOD SHOWN,
THE EXPENSES WOULD BE:
FOR IRA (TRADITIONAL, STANDARD ROTH, AND CERTAIN QP IRA2) SEP, SARSEP, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS:





--------------------------------------------------------------------------------------------------
                                                    IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                                 EACH PERIOD SHOWN,
                                                               THE EXPENSES WOULD BE:
--------------------------------------------------------------------------------------------------
                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 80.75     $ 124.20     $ 163.40     $ 254.23
EQ/Alliance Common Stock                         $ 80.75     $ 124.20     $ 163.40     $ 254.23
EQ/Alliance Global                               $ 84.69     $ 136.09     $ 183.44     $ 296.05
EQ/Alliance Growth and Income                    $ 82.92     $ 130.75     $ 174.47     $ 277.44
EQ/Alliance Growth Investors                     $ 82.82     $ 130.45     $ 173.96     $ 276.40
EQ/Alliance High Yield                           $ 83.31     $ 131.94     $ 176.47     $ 281.61
EQ/Alliance Intermediate Government Securities   $ 82.42     $ 129.26     $ 171.96     $ 272.21
EQ/Alliance International                        $ 87.95     $ 145.83     $ 199.72     $ 329.30
EQ/Alliance Money Market                         $ 80.75     $ 124.20     $ 163.40     $ 254.23
EQ/Alliance Premier Growth                       $ 88.05     $ 146.12     $ 200.21     $ 330.29
EQ/Alliance Quality Bond                         $ 82.52     $ 129.56     $ 172.46     $ 273.26
EQ/Alliance Small Cap Growth                     $ 84.69     $ 136.09     $ 183.44     $ 296.05
EQ/Alliance Technology                           $ 88.05     $ 146.12     $ 200.21     $ 330.29
EQ/AXP New Dimensions                            $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/AXP Strategy Aggressive                       $ 86.57     $ 141.70     $ 192.84     $ 315.33
EQ/Balanced                                      $ 80.75     $ 124.20     $ 163.40     $ 254.23
EQ/Bernstein Diversified Value                   $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/Calvert Socially Responsible                  $ 87.06     $ 143.18     $ 195.30     $ 320.34
EQ/Capital Guardian Research                     $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/Capital Guardian U.S. Equity                  $ 86.07     $ 140.23     $ 190.37     $ 310.29
--------------------------------------------------------------------------------------------------

-----
  9
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
                                               IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                            EACH PERIOD SHOWN,
                                                          THE EXPENSES WOULD BE:
--------------------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                         $ 79.76     $ 121.21     $ 158.34     $ 243.51
EQ/Evergreen Omega                          $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/FI Mid Cap                               $ 86.57     $ 141.70     $ 192.84     $ 315.33
EQ/FI Small/Mid Cap Value                   $ 87.55     $ 144.65     $ 197.76     $ 325.33
EQ/Janus Large Cap Growth                   $ 88.05     $ 146.12     $ 200.21     $ 330.29
EQ/Mercury Basic Value Equity               $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/MFS Emerging Growth Companies            $ 86.27     $ 140.82     $ 191.36     $ 312.31
EQ/MFS Investors Trust                      $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/MFS Research                             $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/Morgan Stanley Emerging Markets Equity   $ 94.46     $ 165.10     $ 231.58     $ 392.51
EQ/Putnam Growth & Income Value             $ 86.07     $ 140.23     $ 190.37     $ 310.29
EQ/T. Rowe Price International Stock        $ 89.03     $ 149.06     $ 205.09     $ 340.13
--------------------------------------------------------------------------------------------------

-----
 10
--------------------------------------------------------------------------------


FOR QP IRA(3) CONTRACTS (WHERE THE FREE WITHDRAWAL AMOUNT APPLIES IN THE FIRST CONTRACT YEAR):





--------------------------------------------------------------------------------------------------
                                                    IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                                 EACH PERIOD SHOWN,
                                                               THE EXPENSES WOULD BE:
--------------------------------------------------------------------------------------------------
                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 74.56     $ 117.62     $ 163.40     $ 254.23
EQ/Alliance Common Stock                         $ 74.56     $ 117.62     $ 163.40     $ 254.23
EQ/Alliance Global                               $ 78.53     $ 129.59     $ 183.44     $ 296.05
EQ/Alliance Growth and Income                    $ 76.74     $ 124.22     $ 174.47     $ 277.44
EQ/Alliance Growth Investors                     $ 76.64     $ 123.92     $ 173.96     $ 276.40
EQ/Alliance High Yield                           $ 77.14     $ 125.41     $ 176.47     $ 281.61
EQ/Alliance Intermediate Government Securities   $ 76.25     $ 122.72     $ 171.96     $ 272.21
EQ/Alliance International                        $ 81.81     $ 139.39     $ 199.72     $ 329.30
EQ/Alliance Money Market                         $ 74.56     $ 117.62     $ 163.40     $ 254.23
EQ/Alliance Premier Growth                       $ 81.91     $ 139.69     $ 200.21     $ 330.29
EQ/Alliance Quality Bond                         $ 76.35     $ 123.02     $ 172.46     $ 273.26
EQ/Alliance Small Cap Growth                     $ 78.53     $ 129.59     $ 183.44     $ 296.05
EQ/Alliance Technology                           $ 81.91     $ 139.69     $ 200.21     $ 330.29
EQ/AXP New Dimensions                            $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/AXP Strategy Aggressive                       $ 80.42     $ 135.24     $ 192.84     $ 315.33
EQ/Balanced                                      $ 74.56     $ 117.62     $ 163.40     $ 254.23
EQ/Bernstein Diversified Value                   $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/Capital Guardian Research                     $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/Capital Guardian U.S. Equity                  $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/Equity 500 Index                              $ 73.57     $ 114.61     $ 158.34     $ 243.51
EQ/Evergreen Omega                               $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/FI Mid Cap                                    $ 80.42     $ 135.24     $ 192.84     $ 315.33
EQ/FI Small/Mid Cap Value                        $ 81.41     $ 138.21     $ 197.76     $ 325.33
EQ/Janus Large Cap Growth                        $ 81.91     $ 139.69     $ 200.21     $ 330.29
EQ/Mercury Basic Value Equity                    $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/MFS Emerging Growth Companies                 $ 80.12     $ 134.35     $ 191.36     $ 312.31
EQ/MFS Investors Trust                           $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/MFS Research                                  $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/Morgan Stanley Emerging Markets Equity        $ 88.36     $ 158.79     $ 231.58     $ 392.51
EQ/Putnam Growth & Income Value                  $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/T. Rowe Price International Stock             $ 82.90     $ 142.65     $ 205.09     $ 340.13
--------------------------------------------------------------------------------------------------

-----
 11
--------------------------------------------------------------------------------


FOR TSA AND UNIVERSITY TSA CONTRACTS:





--------------------------------------------------------------------------------------------------
                                                    IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                                 EACH PERIOD SHOWN,
                                                               THE EXPENSES WOULD BE:
--------------------------------------------------------------------------------------------------
                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 74.56     $ 117.62     $ 163.40     $ 254.23
EQ/Alliance Common Stock                         $ 74.56     $ 117.62     $ 163.40     $ 254.23
EQ/Alliance Global                               $ 78.53     $ 129.59     $ 183.44     $ 296.05
EQ/Alliance Growth and Income                    $ 76.74     $ 124.22     $ 174.47     $ 277.44
EQ/Alliance Growth Investors                     $ 76.64     $ 123.92     $ 173.96     $ 276.40
EQ/Alliance High Yield                           $ 77.14     $ 125.41     $ 176.47     $ 281.61
EQ/Alliance Intermediate Government Securities   $ 76.25     $ 122.72     $ 171.96     $ 272.21
EQ/Alliance International                        $ 81.81     $ 139.39     $ 199.72     $ 329.30
EQ/Alliance Money Market                         $ 74.56     $ 117.62     $ 163.40     $ 254.23
EQ/Alliance Premier Growth                       $ 81.91     $ 139.69     $ 200.21     $ 330.29
EQ/Alliance Quality Bond                         $ 76.35     $ 123.02     $ 172.46     $ 273.26
EQ/Alliance Small Cap Growth                     $ 78.53     $ 129.59     $ 183.44     $ 296.05
EQ/Alliance Technology                           $ 81.91     $ 139.69     $ 200.21     $ 330.29
EQ/AXP New Dimensions                            $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/AXP Strategy Aggressive                       $ 80.42     $ 135.24     $ 192.84     $ 315.33
EQ/Balanced                                      $ 74.56     $ 117.62     $ 163.40     $ 254.23
EQ/Bernstein Diversified Value                   $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/Calvert Socially Responsible                  $ 80.91     $ 136.73     $ 195.30     $ 320.34
EQ/Capital Guardian Research                     $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/Capital Guardian U.S. Equity                  $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/Equity 500 Index                              $ 73.57     $ 114.61     $ 158.34     $ 243.51
EQ/Evergreen Omega                               $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/FI Mid Cap                                    $ 80.42     $ 135.24     $ 192.84     $ 315.33
EQ/FI Small/Mid Cap Value                        $ 81.41     $ 138.21     $ 197.76     $ 325.33
EQ/Janus Large Cap Growth                        $ 81.91     $ 139.69     $ 200.21     $ 330.29
EQ/Mercury Basic Value Equity                    $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/MFS Emerging Growth Companies                 $ 80.12     $ 134.35     $ 191.36     $ 312.31
EQ/MFS Investors Trust                           $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/MFS Research                                  $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/Morgan Stanley Emerging Markets Equity        $ 88.36     $ 158.79     $ 231.58     $ 392.51
EQ/Putnam Growth & Income Value                  $ 79.92     $ 133.76     $ 190.37     $ 310.29
EQ/T. Rowe Price International Stock             $ 82.90     $ 142.65     $ 205.09     $ 340.13
--------------------------------------------------------------------------------------------------

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 12
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FOR ALL SERIES 200 TRUSTEED CONTRACTS:





--------------------------------------------------------------------------------------------------
                                                    IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                                 EACH PERIOD SHOWN,
                                                               THE EXPENSES WOULD BE:
--------------------------------------------------------------------------------------------------
                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 74.56     $ 117.62     $ 163.40     $ 217.55
EQ/Alliance Common Stock                         $ 74.56     $ 117.62     $ 163.40     $ 217.55
EQ/Alliance Global                               $ 78.53     $ 129.59     $ 183.44     $ 260.84
EQ/Alliance Growth and Income                    $ 76.74     $ 124.22     $ 174.47     $ 241.58
EQ/Alliance Growth Investors                     $ 76.64     $ 123.92     $ 173.96     $ 240.49
EQ/Alliance High Yield                           $ 77.14     $ 125.41     $ 176.47     $ 245.89
EQ/Alliance Intermediate Government Securities   $ 76.25     $ 122.72     $ 171.96     $ 236.16
EQ/Alliance International                        $ 81.81     $ 139.39     $ 199.72     $ 295.25
EQ/Alliance Money Market                         $ 74.56     $ 117.62     $ 163.40     $ 217.55
EQ/Alliance Premier Growth                       $ 81.91     $ 139.69     $ 200.21     $ 296.28
EQ/Alliance Quality Bond                         $ 76.35     $ 123.02     $ 172.46     $ 237.25
EQ/Alliance Small Cap Growth                     $ 78.53     $ 129.59     $ 183.44     $ 260.84
EQ/Alliance Technology                           $ 81.91     $ 139.69     $ 200.21     $ 296.28
EQ/AXP New Dimensions                            $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/AXP Strategy Aggressive                       $ 80.42     $ 135.24     $ 192.84     $ 280.79
EQ/Balanced                                      $ 74.56     $ 117.62     $ 163.40     $ 217.55
EQ/Bernstein Diversified Value                   $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/Calvert Socially Responsible                  $ 80.91     $ 136.73     $ 195.30     $ 285.98
EQ/Capital Guardian Research                     $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/Capital Guardian U.S. Equity                  $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/Equity 500 Index                              $ 73.57     $ 114.61     $ 158.34     $ 206.46
EQ/Evergreen Omega                               $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/FI Mid Cap                                    $ 80.42     $ 135.24     $ 192.84     $ 280.79
EQ/FI Small/Mid Cap Value                        $ 81.41     $ 138.21     $ 197.76     $ 291.14
EQ/Janus Large Cap Growth                        $ 81.91     $ 139.69     $ 200.21     $ 296.28
EQ/Mercury Basic Value Equity                    $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/MFS Emerging Growth Companies                 $ 80.12     $ 134.35     $ 191.36     $ 277.67
EQ/MFS Investors Trust                           $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/MFS Research                                  $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/Morgan Stanley Emerging Markets Equity        $ 88.36     $ 158.79     $ 231.58     $ 360.70
EQ/Putnam Growth & Income Value                  $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/T. Rowe Price International Stock             $ 82.90     $ 142.65     $ 205.09     $ 306.47
--------------------------------------------------------------------------------------------------

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 13
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FOR NQ CONTRACTS:





--------------------------------------------------------------------------------------------------
                                                    IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                                 EACH PERIOD SHOWN,
                                                               THE EXPENSES WOULD BE:
--------------------------------------------------------------------------------------------------
                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 74.56     $ 117.62     $ 163.40     $ 217.55
EQ/Alliance Common Stock                         $ 74.56     $ 117.62     $ 163.40     $ 217.55
EQ/Alliance Global                               $ 78.53     $ 129.59     $ 183.44     $ 260.84
EQ/Alliance Growth and Income                    $ 76.74     $ 124.22     $ 174.47     $ 241.58
EQ/Alliance Growth Investors                     $ 76.64     $ 123.92     $ 173.96     $ 240.49
EQ/Alliance High Yield                           $ 77.14     $ 125.41     $ 176.47     $ 245.89
EQ/Alliance Intermediate Government Securities   $ 76.25     $ 122.72     $ 171.96     $ 236.16
EQ/Alliance International                        $ 81.81     $ 139.39     $ 199.72     $ 295.25
EQ/Alliance Money Market                         $ 74.56     $ 117.62     $ 163.40     $ 217.55
EQ/Alliance Premier Growth                       $ 81.91     $ 139.69     $ 200.21     $ 296.28
EQ/Alliance Quality Bond                         $ 76.35     $ 123.02     $ 172.46     $ 237.25
EQ/Alliance Small Cap Growth                     $ 78.53     $ 129.59     $ 183.44     $ 260.84
EQ/Alliance Technology                           $ 81.91     $ 139.69     $ 200.21     $ 296.28
EQ/AXP New Dimensions                            $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/AXP Strategy Aggressive                       $ 80.42     $ 135.24     $ 192.84     $ 280.79
EQ/Balanced                                      $ 74.56     $ 117.62     $ 163.40     $ 217.55
EQ/Bernstein Diversified Value                   $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/Capital Guardian Research                     $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/Capital Guardian U.S. Equity                  $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/Equity 500 Index                              $ 73.57     $ 114.61     $ 158.34     $ 206.46
EQ/Evergreen Omega                               $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/FI Mid Cap                                    $ 80.42     $ 135.24     $ 192.84     $ 280.79
EQ/FI Small/Mid Cap Value                        $ 81.41     $ 138.21     $ 197.76     $ 291.14
EQ/Janus Large Cap Growth                        $ 81.91     $ 139.69     $ 200.21     $ 296.28
EQ/Mercury Basic Value Equity                    $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/MFS Emerging Growth Companies                 $ 80.12     $ 134.35     $ 191.36     $ 277.67
EQ/MFS Investors Trust                           $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/MFS Research                                  $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/Morgan Stanley Emerging Markets Equity        $ 88.36     $ 158.79     $ 231.58     $ 360.70
EQ/Putnam Growth & Income Value                  $ 79.92     $ 133.76     $ 190.37     $ 275.58
EQ/T. Rowe Price International Stock             $ 82.90     $ 142.65     $ 205.09     $ 306.47
--------------------------------------------------------------------------------------------------

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IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
FOR ALL SERIES 100 AND 200 CONTRACTS:



--------------------------------------------------------------------------------------------------
                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $18.88      $58.42       $100.46      $217.55
EQ/Alliance Global                               $ 23.08     $  71.11     $ 121.77     $ 260.84
EQ/Alliance Growth and Income                    $ 21.19     $  65.41     $ 112.22     $ 241.58
EQ/Alliance Growth Investors                     $ 21.08     $  65.10     $ 111.69     $ 240.49
EQ/Alliance High Yield                           $ 21.61     $  66.68     $ 114.35     $ 245.89
EQ/Alliance Intermediate Government Securities   $ 20.66     $  63.83     $ 109.56     $ 236.16
EQ/Alliance International                        $ 26.54     $  81.50     $ 139.08     $ 295.25
EQ/Alliance Money Market                         $ 18.88     $  58.42     $ 100.46     $ 217.55
EQ/Alliance Quality Bond                         $ 20.77     $  64.14     $ 110.09     $ 237.25
EQ/Alliance Small Cap Growth                     $ 23.08     $  71.11     $ 121.77     $ 260.84
EQ/Calvert Socially Responsible                  $ 25.60     $  78.68     $ 134.38     $ 285.98
EQ/Capital Guardian Research                     $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/Capital Guardian U.S. Equity                  $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/Aggressive Stock                              $ 18.88     $  58.42     $ 100.46     $ 217.55
EQ/Alliance Premier Growth                       $ 26.65     $  81.82     $ 139.60     $ 296.28
EQ/Alliance Technology                           $ 26.65     $  81.82     $ 139.60     $ 296.28
EQ/AXP New Dimensions                            $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/AXP Strategy Aggressive                       $ 25.07     $  77.10     $ 131.76     $ 280.79
EQ/Balanced                                      $ 18.88     $  58.42     $ 100.46     $ 217.55
EQ/Bernstein Diversified Value                   $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/Equity 500 Index                              $ 17.83     $  55.23     $  95.07     $ 206.46
EQ/Evergreen Omega                               $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/Janus Large Cap Growth                        $ 26.65     $  81.82     $ 139.60     $ 296.28
EQ/Putnam Growth & Income Value                  $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/FI Mid Cap                                    $ 25.07     $  77.10     $ 131.76     $ 280.79
EQ/FI Small/Mid Cap Value                        $ 26.12     $  80.25     $ 136.99     $ 291.14
EQ/Mercury Basic Value Equity                    $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/MFS Emerging Growth Companies                 $ 24.76     $  76.16     $ 130.19     $ 277.67
EQ/MFS Investors Trust                           $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/MFS Research                                  $ 24.55     $  75.53     $ 129.14     $ 275.58
EQ/Morgan Stanley Emerging Markets Equity        $ 33.47     $ 102.07     $ 172.96     $ 360.70
EQ/T. Rowe Price International Stock             $ 27.70     $  84.95     $ 144.79     $ 306.47
--------------------------------------------------------------------------------------------------



(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money," in your prospectus.
(2) These expenses also apply to a QP IRA with the number 119331 in the lower left corner of the first page of your contract, or those QP IRA contracts issued in Oregon.
(3) These expenses apply only to a QP IRA with the number 92 QPI in the lower left corner of the first page of your contract.

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IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued, (see note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example of "if you do not surrender your contract" would, in each case, be increased by $6.08 based on the average amount applied to annuity payout options in 2000. See "Annuity administrative fee" under "Charges and expenses" in the prospectus.


(5) PORTFOLIO/CORRELATING INVESTMENT OPTION NAME CHANGES AND NEW PORTFOLIO ADVISERS

Please note the following new information:





--------------------------------------------------------------------------------
FORMER NAME              NEW NAME                 EFFECTIVE DATE
--------------------------------------------------------------------------------
EQ/Evergreen             EQ/Evergreen Omega       May 1, 2001
MFS Growth with Income   EQ/MFS Investors Trust   May 18, 2001
--------------------------------------------------------------------------------



The investment objectives and advisers for these portfolios remain the same.

Also, effective February 1, 2001, two additional advisers were added to the EQ/Aggressive Stock portfolio: Marsico Capital Management, LLC and Provident Investment Counsel, Inc. Alliance Capital Management, L.P. and MFS Investment Management continue to serve as advisers, and the investment objective for the portfolio remains the same.

Also, effective on May 18, 2001, all of the investment options and correlating portfolios will include an "EQ/."


(6) DISRUPTIVE TRANSFER ACTIVITY

The following reflects Equitable's current policy with regard to market timing-related transaction requests.

You should note that the EQUI-VEST contracts are not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.

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(7) BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

If your contract is an Individual Retirement Annuity (IRA) or Tax Sheltered Annuity (TSA), or funds an employer retirement plan, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. You may therefore want to consider the relative features, benefits and costs of other investments that may be available for use in connection with your retirement plan or arrangement. (For more information, see "Tax Information," in your prospectus).


(8) TAX INFORMATION


NONQUALIFIED ANNUITIES -- OTHER INFORMATION

The IRS has stated that you will be considered the owner of the assets in the separate account if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular portfolios within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified annuity contract. If you were to be considered the owner of the underlying shares, income and gains attributable to such portfolio shares would be currently included in your gross income for federal income tax purposes. Incidents of investment control could include among other items, the number of investment options available under a contract and/or the frequency of transfers available under the contract. In connection with the issuance of regulations concerning investment diversification in 1986, the Treasury Department announced that the diversification regulations did not provide guidance on investor control but that guidance would be issued in the form of regulations or rulings. As of the date of this supplement, no such guidance has been issued. It is not known whether such guidelines, if in fact issued, would have retroactive adverse effect on existing contracts. We can not provide assurance as to the terms or scope of any future guidance nor any assurance that such guidance would not be imposed on a retroactive basis to contacts issued under this supplement. We reserve the right to modify the contract, as necessary, to attempt to prevent you from being considered the owner of the assets of the separate account for tax purposes.


REQUIRED MINIMUM DISTRIBUTIONS FOR QUALIFIED CONTRACTS

The IRS and Treasury have recently proposed revisions to the minimum distribution rules. We expect these rules to be finalized no earlier than January 1, 2002. The proposed revisions permit IRA and TSA owners and beneficiaries (and in some cases, qualified plan participants and their beneficiaries) to apply the proposed revisions for calendar year 2001. See the Statement of Additional Information for a brief description of the proposed revisions.


ROTH IRAS


CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

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 17
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There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. For this purpose, your modified adjusted gross income is computed with the gross income stemming from the traditional IRA conversion. You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE

To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA,

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described under "Rollovers and direct transfers" in the prospectus. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

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 18
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NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS

Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described under "Qualified distributions from Roth IRAs" in your prospectus. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:


(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2001 and the conversion contribution is made in 2002, the conversion contribution is treated as contributed prior to other conversion contributions made in 2002.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping (aggregating) both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

WITHHOLDING FROM ROTH IRAS

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

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 19
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LOANS FROM QUALIFIED PLANS AND TSAS

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. In addition, the 10% early distribution penalty tax may apply.

Effective for loans made and defaulted on or after November 1, 2001, we will report the entire unpaid balance of the loan as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. Finally, unpaid loans may become taxable when the individual separates from service.


(9) CLARIFICATION OF SUCCESSOR OWNER ANNUITANT FEATURE FOR TRADITIONAL IRA, QP IRA, NQ AND ROTH IRA CONTRACTS FOR ALL SERIES

If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death, to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death. This election may not be approved in your state. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit if, such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. For series 100 and 200 IRA contracts, no additional contributions may be made. For all other contracts, withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn.


(10) BENEFICIARY CONTINUATION OPTION (BCO)


(A) AVAILABILITY OF BCO FOR TSA CONTRACTS.

We anticipate offering BCO on or about May 1, 2001. BCO may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.

Upon your death under a TSA contract, your beneficiary may generally elect to keep the TSA contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. We require this election to be made within 9 months following the date we receive proof of your death and before any other inconsistent election is made.

As of the date we receive satisfactory proof of death any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value.


Under the beneficiary continuation option:

o The contract continues in your name for the benefit of your beneficiary.

o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

o Any death benefit provision (including the minimum death benefit provision) will no longer be in effect.

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o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Upon the death of the beneficiary, any remaining death benefit will be paid in a lump sum to the person named by the beneficiary, when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Generally payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis.) These payments must begin no later than December 31st of the calendar year after the year of your death. However, if you die before your Required Beginning Date for Required Minimum Distributions as discussed in "Tax Information" in the prospectus your beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If your beneficiary chooses this, your beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the 5th calendar year after your death.


(B) CLARIFICATION OF BENEFICIARY CONTINUATION OPTION UNDER SERIES 100 AND 300 TRADITIONAL IRA, ROTH IRA AND QP IRA CONTRACTS

Upon your death under a Traditional IRA, Roth IRA or QP IRA contract, your beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. We require this election to be made within 60 days following the date we receive proof of your death and before any other inconsistent election is made. As of the date we receive satisfactory proof of death any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value. The beneficiary continuation option may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.

Under the beneficiary continuation option:

o The contract continues in your name for the benefit of your beneficiary.

o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

o The minimum death benefit provision will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Upon receipt of satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment, any remaining death benefit will be paid in a lump sum to the person the beneficiary chooses.


(11) CLARIFICATION OF WHEN WE VALUE THE DEATH BENEFIT AND OTHER MATTERS REGARDING THE CHANGE OF THE OWNER AFTER THE ORIGINAL OWNER'S DEATH FOR NQ CONTRACTS


(a) The death benefit is equal to the greater of (i) your account value as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment or (ii) the minimum death benefit as of the date of your death, less withdrawals, withdrawal charges, and taxes that apply.

-----
 21
--------------------------------------------------------------------------------


(B) WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death. When you are not the annuitant under an NQ contract and you die before annuity payments begin, the beneficiary named to receive the death benefit upon the annuitant's death will automatically become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office.

Unless the surviving spouse of the owner who has died is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death.

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death.

o If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.

-----
 22
--------------------------------------------------------------------------------


(12) CONDENSED FINANCIAL INFORMATION

The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after May 1, 2001. The tables also show the total number of units outstanding for all contracts to which this supplement relates.





SERIES 300 AND 400 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                         1994         1995         1996         1997         1998         1999         2000
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  95.10     $ 112.97     $ 117.25     $ 130.98     $ 147.17     $ 159.92     $ 163.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         325          491          567          553          661          752          752
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  95.45     $ 123.95     $ 149.41     $ 163.33     $ 161.59     $ 189.44     $ 162.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         664        1,310        2,468        3,226        3,342        2,980        2,607
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  97.03     $ 126.78     $ 155.42     $ 198.12     $ 252.88     $ 312.31     $ 264.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         948        1,989        3,457        4,765        5,808        6,502        6,233
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 104.12     $ 122.06     $ 138.00     $ 151.87     $ 182.50     $ 249.93     $ 200.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,305        2,121        2,995        3,369        3,395        3,509        3,712
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  98.86     $ 121.02     $ 143.37     $ 179.30     $ 213.81     $ 250.31     $ 269.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         210          498          975        1,800        2,475        3,095        3,352
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  96.31     $ 120.08     $ 133.40     $ 153.69     $ 180.63     $ 225.59     $ 207.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,023        2,113        3,325        3,704        3,962        4,231        4,354
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  95.88     $ 113.44     $ 137.53     $ 160.74     $ 150.42     $ 143.43     $ 129.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          99          209          444          831        1,164          998          800
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  98.19     $ 109.80     $ 112.40     $ 118.98     $ 126.48     $ 124.96     $ 134.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          32           89          146          202          314          360          309
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --     $ 104.15     $ 112.83     $ 107.92     $ 117.72     $ 160.04     $ 121.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          141          763          968          971          926        1,028
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 102.61     $ 107.04     $ 111.21     $ 115.66     $ 120.19     $ 124.47     $ 130.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          63           81          165          146          262          360          297
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --     $ 116.36     $  93.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --          887        2,596
------------------------------------------------------------------------------------------------------------------------------------

-----
 23
--------------------------------------------------------------------------------


SERIES 300 AND 400 CONTRACTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                          1994        1995         1996         1997         1998         1999         2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 93.87     $ 108.38     $ 112.65     $ 121.30     $ 130.07     $ 125.76     $ 138.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          53          135          196          283          557          622          566
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --     $ 125.55     $ 118.57     $ 149.54     $ 168.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          488        1,101          976        1,895
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --           --     $  66.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --        1,313
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --           --     $  82.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --           41
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --           --     $  62.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --           54
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 91.64     $ 108.26     $ 119.26     $ 135.29     $ 157.63     $ 183.18     $ 178.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         289          386          548          655          752          854          846
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --     $ 107.58     $ 103.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --            4           15
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --     $ 106.78     $ 111.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --            8           44
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --     $ 101.64     $ 103.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           13           34
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $100.95     $ 135.94     $ 164.12     $ 214.66     $ 271.24     $ 322.15     $ 287.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          47          592        1,486        2,686        3,805        4,579        4,346
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --     $ 105.16     $  98.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --            1           16
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --     $ 106.57     $  92.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --            5           18
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --           --     $  99.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --           86
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --     $ 118.06     $ 104.82     $ 105.28     $ 109.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          577          859          721          628
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --           --           --     $  83.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --           --          165
------------------------------------------------------------------------------------------------------------------------------------

-----
 24
--------------------------------------------------------------------------------


SERIES 300 AND 400 CONTRACTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                             1994     1995     1996     1997         1998         1999         2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --       --       --       $ 115.97     $ 127.67     $ 149.82     $ 165.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --       --       --            145          444          617          634
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --       --       --       $ 121.34     $ 161.04     $ 275.93     $ 220.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --       --       --            256        1,090        2,427        3,720
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --       --       --             --           --     $ 104.48     $ 102.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --       --       --             --           --           18           68
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --       --       --       $ 115.01     $ 140.83     $ 171.06     $ 159.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --       --       --            236          720          959        1,258
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --       --       --       $  79.41     $  57.18     $ 110.43     $  65.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --       --       --            109          217          590          926
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --       --       --       $ 113.46     $ 125.16     $ 123.53     $ 132.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --       --       --            109          275          345          279
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --       --       --       $ 115.17     $ 128.20     $ 124.76     $ 131.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --       --       --            250          581          648          521
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --       --       --       $  97.61     $ 109.49     $ 142.46     $ 114.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --       --       --            387          671          765          871
------------------------------------------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --       --       --       $ 103.77     $ 109.37     $ 130.84     $ 114.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --       --       --             52           84           88           94
------------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --       --       --       $ 121.04     $ 130.25     $ 133.07     $ 148.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --       --       --            475        1,070        1,072          825
------------------------------------------------------------------------------------------------------------------------------------

-----
 25
--------------------------------------------------------------------------------


SERIES 500 CONTRACTS
-------------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
                                                -------------------------------------
                                                      1998         1999         2000
-------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
-------------------------------------------------------------------------------------
  Unit value                                      $ 102.74     $ 111.52     $ 113.76
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --           --           --
-------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
-------------------------------------------------------------------------------------
  Unit value                                      $  90.25     $ 105.69     $  90.49
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    1            4            4
-------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
-------------------------------------------------------------------------------------
  Unit value                                      $ 102.87     $ 126.91     $ 107.53
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    5           19           24
-------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
-------------------------------------------------------------------------------------
  Unit value                                      $  98.37     $ 134.30     $ 107.66
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --            2            3
-------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
-------------------------------------------------------------------------------------
  Unit value                                      $ 102.73     $ 120.13     $ 129.00
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    1            4            5
-------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
-------------------------------------------------------------------------------------
  Unit value                                      $ 101.93     $ 127.16     $ 116.92
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    1            2            3
-------------------------------------------------------------------------------------
 EQ/ALLIANCE HIGH YIELD
-------------------------------------------------------------------------------------
  Unit value                                      $  89.20     $  84.96     $  76.49
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --            1            1
-------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
-------------------------------------------------------------------------------------
  Unit value                                      $ 103.22     $ 101.96     $ 109.70
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --           --           --
-------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
-------------------------------------------------------------------------------------
  Unit value                                      $  93.00     $ 126.29     $  95.81
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --            1            1
-------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
-------------------------------------------------------------------------------------
  Unit value                                      $ 101.68     $ 105.20     $ 110.16
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --           --           --
-------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
-------------------------------------------------------------------------------------
  Unit value                                            --     $ 116.32     $  93.56
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --           --            1
-------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
-------------------------------------------------------------------------------------
  Unit value                                      $ 103.62     $ 100.08     $ 109.96
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --           --           --
-------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
-------------------------------------------------------------------------------------
  Unit value                                      $  86.93     $ 109.59     $ 123.11
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    1            1            2
-------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
-------------------------------------------------------------------------------------
  Unit value                                            --           --     $  66.05
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --           --            1
-------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
-------------------------------------------------------------------------------------
  Unit value                                            --           --     $  82.84
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --           --           --
-------------------------------------------------------------------------------------





------------------------------------------------------------------------------

-----
 26
--------------------------------------------------------------------------------


SERIES 500 CONTRACTS (CONTINUED)
-------------------------------------------------------------------------------------
                                               FOR THE YEARS ENDING DECEMBER 31,
                                          -------------------------------------------
                                                 1998         1999         2000
-------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
-------------------------------------------------------------------------------------
  Unit value                                       --           --    $  62.10
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --          --
-------------------------------------------------------------------------------------
 EQ/BALANCED
-------------------------------------------------------------------------------------
  Unit value                                 $ 102.39     $ 118.86    $ 115.59
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --            2           2
-------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------
  Unit value                                       --     $ 106.74    $ 111.42
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --          --
-------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
-------------------------------------------------------------------------------------
  Unit value                                       --     $ 101.60    $ 103.72
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --          --
-------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------
  Unit value                                 $ 103.68     $ 123.01    $ 109.62
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)               2            9          10
-------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
-------------------------------------------------------------------------------------
  Unit value                                       --     $ 105.11    $  92.70
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --          --
-------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------------
  Unit value                                       --     $ 106.53    $  93.33
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --          --
-------------------------------------------------------------------------------------
 EQ/FI MID CAP
-------------------------------------------------------------------------------------
  Unit value                                       --           --    $  99.95
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --          --
-------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
-------------------------------------------------------------------------------------
  Unit value                                 $  82.78     $  83.05    $  86.06
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --            1           1
-------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
-------------------------------------------------------------------------------------
  Unit value                                       --           --    $  83.92
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --          --
-------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
-------------------------------------------------------------------------------------
  Unit value                                 $  97.80     $ 114.64    $ 126.32
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --            1           1
-------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
-------------------------------------------------------------------------------------
  Unit value                                 $ 103.41     $ 177.00    $ 141.58
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)               1            6           9
-------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
-------------------------------------------------------------------------------------
  Unit value                                       --     $ 104.44    $ 102.22
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --          --
-------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
-------------------------------------------------------------------------------------
  Unit value                                 $  98.99     $ 120.11    $ 112.14
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)               1            3           3
-------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
-------------------------------------------------------------------------------------
  Unit value                                 $  81.40     $ 157.03    $  92.78
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --           1
-------------------------------------------------------------------------------------

-----
 27
--------------------------------------------------------------------------------


SERIES 500 CONTRACTS (CONTINUED)
----------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
                                        ------------------------------------
                                              1998        1999        2000
----------------------------------------------------------------------------
EQ/PUTNAM BALANCED
----------------------------------------------------------------------------
  Unit value                              $ 101.05   $  99.62     $ 106.98
----------------------------------------------------------------------------
  Number of units outstanding (000's)           --          1            1
----------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME VALUE
----------------------------------------------------------------------------
  Unit value                              $ 100.48   $  97.68     $ 102.80
----------------------------------------------------------------------------
  Number of units outstanding (000's)           --          1            1
----------------------------------------------------------------------------
EQ/T. ROWE PRICE INTERNATIONAL STOCK
----------------------------------------------------------------------------
 Unit value                              $  94.04   $ 122.22     $  97.95
----------------------------------------------------------------------------
 Number of units outstanding (000's)           --          1            1
----------------------------------------------------------------------------
MERCURY WORLD STRATEGY
----------------------------------------------------------------------------
 Unit value                              $  94.86   $ 113.44     $  98.99
----------------------------------------------------------------------------
 Number of units outstanding (000's)           --         --           --
----------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME
----------------------------------------------------------------------------
 Unit value                              $ 101.00   $ 103.08     $ 114.66
----------------------------------------------------------------------------
 Number of units outstanding (000's)           --          1            1
----------------------------------------------------------------------------

-----
 28
--------------------------------------------------------------------------------


SERIES 100 AND 200 CONTRACTS
----------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                ----------------------------------------------------------
                                                    1996        1997        1998        1999         2000
----------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
----------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --    $  95.10     $ 112.97
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              --          --          --         325          491
----------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
----------------------------------------------------------------------------------------------------------
  Unit value                                     $  50.51    $  48.30    $  55.68    $  52.88     $  68.73
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                          12,962      17,986      21,496      24,787       25,821
----------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
----------------------------------------------------------------------------------------------------------
  Unit value                                     $ 102.76    $ 104.63    $ 128.81    $ 124.32     $ 162.42
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                          10,292      11,841      13,917      15,749       16,292
----------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
----------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --    $ 104.12     $ 122.06
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              --          --          --       1,305        2,121
----------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
----------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --    $  98.86     $ 121.02
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              --          --          --         210          498
----------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
----------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --    $  96.31     $ 120.08
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              --          --          --       1,023        2,113
----------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE HIGH YIELD
----------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --    $  95.88     $ 113.44
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              --          --          --          99          209
----------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
----------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --    $  98.19     $ 109.80
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              --          --          --          32           89
----------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
----------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --          --     $ 104.15
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              --          --          --          --          141
----------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
----------------------------------------------------------------------------------------------------------
  Unit value                                     $  24.48    $  25.01    $  25.41    $  26.08     $  27.22
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                           1,325       1,201       1,065       1,000        1,021
----------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
----------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --          --           --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              --          --          --          --           --
----------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
----------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --    $  93.87     $ 108.38
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              --          --          --          53          135
----------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
  Unit value                                           --          --          --          --           --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              --          --          --          --           --
----------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                                --------------------------------------------------------------
                                                    1996        1997        1998        1999         2000
--------------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
--------------------------------------------------------------------------------------------------------------
  Unit value                                      $ 117.25     $ 130.98     $ 147.17     $ 159.92     $ 163.32
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              567          553          661          752          752
--------------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
--------------------------------------------------------------------------------------------------------------
  Unit value                                      $  82.91     $  90.75     $  89.92     $ 105.59     $  90.70
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                           27,945       28,030       25,634       20,946       18,138
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
--------------------------------------------------------------------------------------------------------------
  Unit value                                      $ 199.05     $ 253.68     $ 323.75     $ 399.74     $ 339.28
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                           16,933       17,386       17,231       16,705       15,685
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
--------------------------------------------------------------------------------------------------------------
  Unit value                                      $ 138.00     $ 151.87     $ 182.50     $ 249.93     $ 200.17
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                            2,995        3,369        3,395        3,509        3,712
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------
  Unit value                                      $ 143.37     $ 179.30     $ 213.81     $ 250.31     $ 269.09
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              975        1,800        2,475        3,095        3,352
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
--------------------------------------------------------------------------------------------------------------
  Unit value                                      $ 133.40     $ 153.69     $ 180.63     $ 225.59     $ 207.65
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                            3,325        3,704        3,962        4,231        4,354
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE HIGH YIELD
--------------------------------------------------------------------------------------------------------------
  Unit value                                      $ 137.53     $ 160.74     $ 150.42     $ 143.43     $ 129.28
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              444          831        1,164          998          800
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
--------------------------------------------------------------------------------------------------------------
  Unit value                                      $ 112.40     $ 118.98     $ 126.48     $ 124.96     $ 134.60
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              146          202          314          360          309
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
--------------------------------------------------------------------------------------------------------------
  Unit value                                      $ 112.83     $ 107.92     $ 117.72     $ 160.04     $ 121.54
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              763          968          971          926        1,028
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
--------------------------------------------------------------------------------------------------------------
  Unit value                                      $  28.28     $  29.41     $  30.55     $  31.63     $  33.15
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                            1,013          973        1,261        1,516        1,458
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                            --           --           --     $ 116.36     $  93.70
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                               --           --           --          887        2,596
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
--------------------------------------------------------------------------------------------------------------
  Unit value                                      $ 112.65     $ 121.30     $ 130.07     $ 125.76     $ 138.33
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                              196          283          557          622          566
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                            --     $ 125.55     $ 118.57     $ 149.64     $ 168.29
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                               --          488        1,101          976        1,895
--------------------------------------------------------------------------------------------------------------

-----
 29
--------------------------------------------------------------------------------


SERIES 100 AND 200 CONTRACTS (CONTINUED)
---------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                        -----------------------------------------------
                                             1991        1992        1993        1994
---------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
---------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --
---------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --
---------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
---------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --
---------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --
---------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
---------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --
---------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --
---------------------------------------------------------------------------------------
 EQ/BALANCED
---------------------------------------------------------------------------------------
  Unit value                              $  27.17    $  26.04    $  28.85    $  26.18
---------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                   21,100      25,975      31,259      32,664
---------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
---------------------------------------------------------------------------------------
  Unit Value                                    --          --          --          --
---------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --
---------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
---------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --
---------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --
---------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
---------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --
---------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --
---------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
---------------------------------------------------------------------------------------
  Unit value                                    --          --          --    $ 100.95
---------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          47
---------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
---------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --
---------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --
---------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
---------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --
---------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --
---------------------------------------------------------------------------------------
 EQ/FI MID CAP
---------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --
---------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --
---------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
---------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --
---------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --
---------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
---------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --
---------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --
---------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                        ----------------------------------------------------------------------
                                             1995        1996        1997        1998        1999        2000
--------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
--------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --    $  66.10
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --          --       1,313
--------------------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
--------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --    $  82.87
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --          --          41
--------------------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
--------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --    $  62.12
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --          --          54
--------------------------------------------------------------------------------------------------------------
 EQ/BALANCED
--------------------------------------------------------------------------------------------------------------
  Unit value                              $  30.92    $  34.06    $  38.66    $  45.07    $  52.39    $  51.10
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                   30,212      28,319      26,036      24,361      22,434      20,413
--------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------------
  Unit Value                                    --          --          --          --    $ 107.58    $ 103.06
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --           4          15
--------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --    $ 106.78    $ 111.59
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --           8          44
--------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --    $ 101.64    $ 103.88
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --          13          34
--------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 135.94    $ 164.12    $ 214.66    $ 271.24    $ 322.15    $ 287.40
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                      592       1,486       2,686       3,805       4,579       4,346
--------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
--------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --    $ 105.16    $  98.76
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --           1          16
--------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
--------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --    $ 106.57    $  92.84
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --           5          18
--------------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
--------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --    $  99.98
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --          --          86
--------------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --    $ 118.06    $ 104.82    $ 105.28    $ 109.21
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --         577         859         721         628
--------------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --          --          --    $  83.95
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                       --          --          --          --          --         165
--------------------------------------------------------------------------------------------------------------

-----
 30
--------------------------------------------------------------------------------


SERIES 100 AND 200 CONTRACTS (CONTINUED)
                                                  FOR THE YEARS ENDING DECEMBER 31,
                                          -----------------------------------------------
                                             1991    1992    1993    1994    1995    1996
-----------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------
  Unit value                                 --      --      --      --      --      --
-----------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                    --      --      --      --      --      --
-----------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
-----------------------------------------------------------------------------------------
  Unit value                                 --      --      --      --      --      --
-----------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                    --      --      --      --      --      --
-----------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
-----------------------------------------------------------------------------------------
  Unit value                                 --      --      --      --      --      --
-----------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                    --      --      --      --      --      --
-----------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
-----------------------------------------------------------------------------------------
  Unit value                                 --      --      --      --      --      --
-----------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                    --      --      --      --      --      --
-----------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
-----------------------------------------------------------------------------------------
  Unit value                                 --      --      --      --      --      --
-----------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                    --      --      --      --      --      --
-----------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED
  Unit value                                 --      --      --      --      --      --
-----------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                    --      --      --      --      --      --
-----------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
-----------------------------------------------------------------------------------------
  Unit value                                 --      --      --      --      --      --
-----------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                    --      --      --      --      --      --
-----------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
-----------------------------------------------------------------------------------------
  Unit value                                 --      --      --      --      --      --
-----------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                    --      --      --      --      --      --
-----------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
-----------------------------------------------------------------------------------------
  Unit value                                 --      --      --      --      --      --
-----------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                    --      --      --      --      --      --
-----------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
-----------------------------------------------------------------------------------------
  Unit value                                 --      --      --      --      --      --
-----------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                    --      --      --      --      --      --
-----------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                                           --------------------------------------------------
                                                1997         1998         1999         2000
---------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
---------------------------------------------------------------------------------------------
  Unit value                                 $ 115.97     $ 127.97     $ 149.82     $ 165.27
---------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                         145          444          617          634
---------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
---------------------------------------------------------------------------------------------
  Unit value                                 $ 121.34     $ 161.04     $ 275.93     $ 220.97
---------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                         256        1,090        2,427        3,720
---------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
---------------------------------------------------------------------------------------------
  Unit value                                       --           --     $ 104.48     $ 102.37
---------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                          --           --           18           68
---------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
  Unit value                                 $ 115.01     $ 140.83     $ 171.06     $ 159.89
---------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                         236          720          959        1,258
---------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
  Unit value                                 $  79.41     $  57.18     $ 110.43     $  65.32
---------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                         109          217          590          926
---------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED
---------------------------------------------------------------------------------------------
  Unit value                                 $ 113.46     $ 125.16     $ 123.53     $ 132.80
---------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                         109          275          345          279
---------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
  Unit value                                 $ 115.17     $ 128.20     $ 124.76     $ 131.45
---------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                         250          581          648          521
---------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
  Unit value                                 $  97.61     $ 109.49     $ 142.46     $ 114.30
---------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                         387          671          765          871
---------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
---------------------------------------------------------------------------------------------
  Unit value                                 $ 103.77     $ 109.37     $ 130.84     $ 114.39
---------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                          52           84           88           94
---------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
---------------------------------------------------------------------------------------------
  Unit value                                 $ 121.04     $ 130.25     $ 133.07     $ 148.19
---------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                                         475        1,070        1,072          825
---------------------------------------------------------------------------------------------



(13) UPDATED INFORMATION ON EQUITABLE LIFE

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

-----
 31
--------------------------------------------------------------------------------


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $483.1 billion in assets as of December 31, 2000. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


(14) INVESTMENT PERFORMANCE

The tables below show the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

The tables take into account all current fees and charges under the contracts including the withdrawal charge but do not reflect the charges designed to approximate certain taxes that may be imposed on us such as premium taxes in your state, or the annuity administrative fee, if applicable.

The results shown are based on the actual historical investment experience of the portfolios in which the variable investment options invest. In some cases, the results shown relate to periods when the variable investment options were not available. In those cases, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options and/or contracts been available. Since charges under the contracts vary, we have assumed, for each charge, the highest that might apply.

Finally, the results shown for the EQ/Alliance Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted these results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The reorganization" in the SAI for additional information.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of the Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECTS PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH PERFORMANCE ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

-----
 32
--------------------------------------------------------------------------------


                                      TABLE
  AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2000

EQUI-VEST EMPLOYER SPONSORED RETIREMENT PROGRAMS:
----------------------------------------------------------------------------------------
                                                       LENGTH OF INVESTMENT PERIOD
                                                ----------------------------------------
VARIABLE INVESTMENT OPTIONS                       1 YEAR        3 YEARS      5 YEARS
----------------------------------------------------------------------------------------
EQ/Aggressive Stock                              (20.55)%        ( 4.37)%       2.15%
----------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         (21.37)%          6.01%       12.97%
----------------------------------------------------------------------------------------
EQ/Alliance Global                               (25.60)%          5.53%        7.10%
----------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    ( 0.34)%         10.14%       14.35%
----------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     (14.66)%          6.35%        8.30%
----------------------------------------------------------------------------------------
EQ/Alliance High Yield                           (16.44)%        (11.11)%      (0.88)%
----------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   ( 0.14)%        ( 0.02)%       0.49%
----------------------------------------------------------------------------------------
EQ/Alliance International                        (29.59)%        ( 0.17)%      (0.38)%
----------------------------------------------------------------------------------------
EQ/Alliance Money Market                         ( 2.83)%        ( 0.12)%       0.37%
----------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       (25.35)%            --           --
----------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                           1.98%           0.26%        1.38%
----------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                       4.26%           6.07%          --
----------------------------------------------------------------------------------------
EQ/Balanced                                      ( 9.75)%          5.55%        7.21%
----------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                  (11.19)%            --           --
----------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     ( 3.12)%            --           --
----------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                  ( 5.25)%            --           --
----------------------------------------------------------------------------------------
EQ/Equity 500 Index                              (17.29)%          6.03%       13.25%
----------------------------------------------------------------------------------------
EQ/Evergreen Omega                               (19.24)%            --           --
----------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                        ( 3.83)%        ( 6.70)%         --
----------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                      2.27%           8.26%          --
----------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 (25.76)%         18.18%          --
----------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           ( 9.16)%            --           --
----------------------------------------------------------------------------------------
EQ/MFS Research                                  (13.34)%          7.37%          --
----------------------------------------------------------------------------------------
EQ/Morgan Stanley Emerging Markets Equity        (45.16)%        (10.42)%         --
----------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  ( 2.33)%          0.28%          --
----------------------------------------------------------------------------------------
EQ/T. Rowe Price International Stock             (25.61)%          1.17%          --
----------------------------------------------------------------------------------------



                                                        LENGTH OF INVESTMENT PERIOD
                                               -----------------------------------------
                                                                              SINCE
                                                            SINCE OPTION    PORTFOLIO
VARIABLE INVESTMENT OPTIONS                     10 YEARS    INCEPTION+**   INCEPTION+***
----------------------------------------------------------------------------------------
EQ/Aggressive Stock                              10.99%        11.06%          11.06%
----------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         14.36%        13.60%           9.91%
----------------------------------------------------------------------------------------
EQ/Alliance Global                               10.63%         7.58%           8.08%
----------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                       --         12.63%          11.90%
----------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     11.56%         8.26%          11.49%
----------------------------------------------------------------------------------------
EQ/Alliance High Yield                            5.79%         0.97%           4.48%
----------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities      --          1.81%           2.67%
----------------------------------------------------------------------------------------
EQ/Alliance International                           --          0.15%           0.97%
----------------------------------------------------------------------------------------
EQ/Alliance Money Market                          0.83%         3.53%           3.53%
----------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                          --        (10.08)%        ( 8.08)%
----------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                            --          1.97%           1.68%
----------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                        --          8.44%          11.36%
----------------------------------------------------------------------------------------
EQ/Balanced                                       7.92%         7.68%           7.68%
----------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                     --        ( 3.80)%        ( 3.80)%
----------------------------------------------------------------------------------------
EQ/Capital Guardian Research                        --          2.59%           0.86%
----------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                     --        ( 2.23)%        ( 2.35)%
----------------------------------------------------------------------------------------
EQ/Equity 500 Index                                 --         15.08%          14.21%
----------------------------------------------------------------------------------------
EQ/Evergreen Omega                                  --        (11.02)%        ( 7.43)%
----------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                           --        ( 3.49)%        ( 1.64)%
----------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                       --          8.87%          10.78%
----------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                    --         18.47%          20.86%
----------------------------------------------------------------------------------------
EQ/MFS Investors Trust                              --        ( 3.54)%        ( 2.28)%
----------------------------------------------------------------------------------------
EQ/MFS Research                                     --          8.12%           9.77%
----------------------------------------------------------------------------------------
EQ/Morgan Stanley Emerging Markets Equity           --        (16.00)%        (16.00)%
----------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                     --          2.43%           3.86%
----------------------------------------------------------------------------------------
EQ/T. Rowe Price International Stock                --        ( 1.16)%        ( 0.15)%
----------------------------------------------------------------------------------------

-----
33
--------------------------------------------------------------------------------


EQUI-VEST SERIES 100-500 (INDIVIDUAL):
                                                       LENGTH OF INVESTMENT PERIOD
                                                ----------------------------------------
VARIABLE INVESTMENT OPTIONS                          1 YEAR        3 YEARS      5 YEARS
----------------------------------------------------------------------------------------
EQ/Aggressive Stock                              (20.63)%        ( 4.47)%       2.03%
----------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         (21.45)%          6.00%       12.97%
----------------------------------------------------------------------------------------
EQ/Alliance Global                               (25.68)%          5.47%        7.10%
----------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    ( 0.45)%         10.14%       14.35%
----------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     (14.76)%          6.35%        8.30%
----------------------------------------------------------------------------------------
EQ/Alliance High Yield                           (16.53)%        (11.21)%      (0.99)%
----------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   ( 0.25)%        ( 0.14)%       0.37%
----------------------------------------------------------------------------------------
EQ/Alliance International                        (29.67)%        ( 0.29)%      (0.50)%
----------------------------------------------------------------------------------------
EQ/Alliance Money Market                         ( 2.92)%        ( 0.22)%       0.26%
----------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       (25.43)%            --           --
----------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                           1.86%           0.14%        1.25%
----------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                       4.15%           6.06%          --
----------------------------------------------------------------------------------------
EQ/Balanced                                      ( 9.84)%          5.44%        7.21%
----------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     ( 3.23)%            --           --
----------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                  ( 5.36)%            --           --
----------------------------------------------------------------------------------------
EQ/Equity 500 Index                              (17.39)%          6.02%       13.25%
----------------------------------------------------------------------------------------
EQ/Evergreen Omega                               (19.33)%            --           --
----------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                        ( 3.93)%        ( 6.81)%         --
----------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                      2.16%           8.26%          --
----------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 (25.84)%         18.18%          --
----------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           ( 9.26)%            --           --
----------------------------------------------------------------------------------------
EQ/MFS Research                                  (13.44)%          7.37%          --
----------------------------------------------------------------------------------------
EQ/Morgan Stanley Emerging Markets Equity        (45.22)%        (10.52)%         --
----------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  ( 2.44)%          0.17%          --
----------------------------------------------------------------------------------------
EQ/T. Rowe Price International Stock             (25.70)%          1.05%          --
----------------------------------------------------------------------------------------



                                                        LENGTH OF INVESTMENT PERIOD
                                                ----------------------------------------
                                                                              SINCE
                                                            SINCE OPTION    PORTFOLIO
VARIABLE INVESTMENT OPTIONS                    10 YEARS     INCEPTION+**   INCEPTION+***
----------------------------------------------------------------------------------------
EQ/Aggressive Stock                              10.99%        10.94%          10.94%
----------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         14.36%        13.47%           9.78%
----------------------------------------------------------------------------------------
EQ/Alliance Global                               10.63%         7.58%           7.95%
----------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                       --         12.63%          11.90%
----------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     11.56%         8.26%          11.45%
----------------------------------------------------------------------------------------
EQ/Alliance High Yield                            5.79%         0.97%           4.36%
----------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities      --          1.81%           2.54%
----------------------------------------------------------------------------------------
EQ/Alliance International                           --          0.03%           0.85%
----------------------------------------------------------------------------------------
EQ/Alliance Money Market                          0.71%         3.40%           3.40%
----------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                          --        (10.18)%        ( 8.18)%
----------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                            --          1.97%           1.57%
----------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                        --          8.44%          11.36%
----------------------------------------------------------------------------------------
EQ/Balanced                                       7.92%         7.56%           7.56%
----------------------------------------------------------------------------------------
EQ/Capital Guardian Research                        --          2.48%           0.75%
----------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                     --        ( 2.34)%        ( 2.46)%
----------------------------------------------------------------------------------------
EQ/Equity 500 Index                                 --         15.08%          14.21%
----------------------------------------------------------------------------------------
EQ/Evergreen Omega                                  --        (11.12)%        ( 7.53)%
----------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                           --        ( 3.60%)        ( 1.75)%
----------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                       --          8.87%          10.78%
----------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                    --         18.47%          20.86%
----------------------------------------------------------------------------------------
EQ/MFS Investors Trust                              --        ( 3.64)%        ( 2.39)%
----------------------------------------------------------------------------------------
EQ/MFS Research                                     --          8.12%           9.77%
----------------------------------------------------------------------------------------
EQ/Morgan Stanley Emerging Markets Equity           --        (16.10)%        (16.10)%
----------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                     --          2.31%           3.74%
----------------------------------------------------------------------------------------
EQ/T. Rowe Price International Stock                --        ( 1.28)%        ( 0.27)%
----------------------------------------------------------------------------------------




+ Unannualized (including since inception values if time since inception is less than one year)

** The variable investment option inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Common Stock (8/27/81); EQ/Equity 500 Index, EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/Alliance High Yield and EQ/Alliance Quality Bond (1/4/94); EQ/Alliance Intermediate Government Securities (6/1/94); EQ/Alliance International (9/1/95); EQ/Alliance Money Market (7/13/81); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/T. Rowe Price International Stock and EQ/FI Small/Mid Cap Value (6/2/97); EQ/Morgan Stanley Emerging Markets Equity (8/20/97); EQ/Evergreen Omega and EQ/MFS Investors Trust (12/31/98); EQ/Alliance Premier Growth, EQ/Capital Guardian Research, EQ/Bernstein Diversified Value and EQ/Capital Guardian U.S. Equity (8/30/99); EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00). No information is provided for portfolios and/or variable investment options with inception dates after 12/31/99.

*** The inception dates for portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates are:
     EQ/Aggressive Stock and EQ/Balanced

-----
 34
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     (1/27/86); EQ/Alliance Common Stock (8/1/68); EQ/Equity 500 Index (3/1/94); EQ/Alliance Global (8/27/87); EQ/Alliance Growth and Income (10/1/93); EQ/Alliance Growth Investors (10/2/89); EQ/Alliance High Yield (1/2/87); EQ/Alliance Intermediate Government Securities (4/1/91); EQ/Alliance International (4/3/95); EQ/Alliance Money Market (7/13/81); EQ/Alliance Quality Bond (10/1/93); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/T. Rowe Price International Stock and EQ/FI Small/Mid Cap Value (5/1/97); EQ/Morgan Stanley Emerging Markets Equity (8/20/97); EQ/Bernstein Diversified Value (1/1/98); EQ/Evergreen Omega and EQ/MFS Investors Trust (1/1/99); EQ/Alliance Premier Growth, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (5/1/99); EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00). No information is provided for portfolios and/or variable investment options with inception dates after 12/31/99.

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 35
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(15) CLARIFYING INFORMATION REGARDING WITHDRAWAL CHARGE WAIVERS

Except for Series 100, 200 and 300, we reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the disability, or terminal illness, or confinement to nursing home existed at the time of the contribution, or if the disability, or terminal illness, or confinement to nursing home began within 12 months after the contribution.

Statement of additional information



--------------------------------------------------------------------------------


TABLE OF CONTENTS FOR EQUI-VEST
                                                                           PAGE

Required minimum distributions option                                        2
Revised Proposed Minimum Distribution Rules                                  2
Unit Values                                                                  4
Calculation of Annuity Payments                                              4
The reorganization                                                           5
Custodian and independent accountants                                        6
EQ/Alliance Money Market option yield information                            6
Other yield information                                                      7
Distribution of the contracts                                                7
Financial statements                                                         7

TABLE OF CONTENTS FOR EQUI-VEST EMPLOYER SPONSORED PROGRAMS
                                                                           PAGE

Required minimum distributions option                                        2
Revised Proposed Minimum Distribution Rules                                  2
Unit Values                                                                  4
Calculation of Annuity Payments                                              4
The reorganization                                                           5
Custodian and independent accountants                                        6
EQ/Alliance Money Market option yield information                            6
Other yield information                                                      7
Distribution of the contracts                                                7
Financial statements                                                         7

HOW TO OBTAIN AN EQUI-VEST STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call 1-800-628-6673 or send this request form to:
 EQUI-VEST
 Employer Sponsored Programs/Combination variable fixed deferred annuity (as applicable)
 Processing Office
     The Equitable Life
     P.O. Box 2996
     New York, NY 10116-2996
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

-----
 2         Statement of additional information
--------------------------------------------------------------------------------


Please send me an EQUI-VEST Statement of Additional Information dated
May 1, 2001

Check one:
Employer-Sponsored Retirement Programs             [ ]
Combination variable and fixed deferred annuity    [ ]

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City            State    Zip


888-1297 (5/01)

EQUI-VEST (R)                                      THE EQUITABLE LIFE ASSURANCE
Employer-sponsored retirement program              SOCIETY OF THE UNITED STATES.
                                                   1290 AVENUE OF THE AMERICAS
A Combination Variable and Fixed-Deferred          NEW YORK, NEW YORK 10104
Annuity Contract

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2001

--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Prospectus for EQUI-VEST, dated May 1, 2001. That Prospectus provides detailed information concerning the contracts, as well as the variable investment options and fixed maturity options that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account A. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the Prospectus is available free of charge by writing the processing office (P.O. Box 2996, New York, NY 10116-2996), by calling toll free, 1-800-628-6673, or by contacting your financial professional.


TABLE OF CONTENTS

Required Minimum Distributions Option                  2
Revised Proposed Minimum Distribution Rules            2
 Unit Values                                           4
Calculation of Annuity Payments                        4
The Reorganization                                     5
Custodian and Independent Accountants                  6
EQ/Alliance Money Market Option Yield Information      6
Other Yield Information                                7
Distribution of the Contracts                          7
Financial Statements                                   7




    Copyright 2001 The Equitable Life Assurance Society of the United States.
                  New York, New York 10104 All rights reserved.


Cat. No. 888-1259

2
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REQUIRED MINIMUM DISTRIBUTIONS OPTION


If you elect this feature designed for annuitants age 70 1/2 or older, described in the prospectus, each year we calculate your minimum distribution based on the account value as of December 31 of the prior calendar year and then calculate the minimum distribution amount based on the various choices you make from among the choices we offer.

We designed this option to reflect the calculation of account-based lifetime required minimum distribution amounts under existing proposed regulations issued in 1987. We anticipate offering choices later in 2001 and 2002 to reflect proposed revisions issued in January, 2001 to these proposed regulations. See "Revised Proposed Minimum Distribution Rules," below. Please note that for any contract other than a traditional IRA or TSA (for example, qualified plan contracts and 457 plan contracts) your employer or plan administrator may be required to approve any choice made to apply the revised proposed rules to your required minimum distributions option. Please consult with your tax advisor before making any choice.

Under our option you may choose whether the required minimum distribution will be calculated based on your life expectancy alone, or based on the joint life expectancies of you and your spouse. You may also choose (1) to have us recalculate your life expectancy (or joint life expectancy) each year, or (2) not recalculate your life expectancy. If you have chosen a joint life expectancy method of calculation with your spouse, you may choose to either have both lives recalculated or not recalculated.


When we recalculate life expectancy, that means that each calendar year we see what each individual's life expectancy is under Treasury Regulations. If life expectancy is not recalculated, it means that it is determined once, for the initial year, and in every subsequent year that number is reduced by one more year.


If you do not specify a method, existing IRS proposed regulations require us to base a calculation on your life expectancy alone, recalculating it each year. If you do not specify that we should recalculate life expectancy, you cannot later apply your account value to an annuity payout.


The minimum distribution calculation takes into account partial withdrawals made during the current calendar year but prior to the date we determine your minimum distribution amount, except that when the required minimum distribution is elected in the year in which the annuitant attains age 71 1/2, no adjustment for partial withdrawals will be made for any withdrawals made between January 1 and April 1 of the year in which the election is made.

Our required minimum distribution option should not be elected if the annuitant continues to work beyond age 70 1/2 and contributions continue to be made into the contract. To do so could result in an insufficient distribution. You must request the amount to be separately calculated each year to ensure that you withdraw the correct amount.


REVISED PROPOSED MINIMUM DISTRIBUTION RULES

The proposed revisions issued in January, 2001 to the proposed regulations governing required minimum distributions under IRAs, TSAs, qualified plans and EDC plans chiefly affect the calculation of account-based annual minimum distribution withdrawals under these plans, contracts and arrangements. They also affect the calculation of required minimum distributions from such plans, contracts, and arrangements after the death of the contract owner or plan participant.

Under the revised proposed rules the IRS has changed the divisor used to divide the account balance in calculating an owner's or participant's lifetime required minimum distribution amount for a traditional IRA or TSA or from a qualified plan or EDC plan. The "distribution period" corresponding to the age of the individual from the required minimum distribution incidental benefit (MDIB) table originally prescribed in the existing 1987 proposed regulations is the prescribed divisor for calculations under the revised proposed rules. Unless a special exception applies for owners or participants with spouses more than 10 years younger, this is the only table to be used to calculate account-based lifetime required minimum distributions. There is no need to pick a designated benefici-

3
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ary, choose life expectancy factors or choose whether or not to recalculate life expectancy or choose term certain. Because the uniform distribution period table assumes more generous life expectancy-based factors than in the existing 1987 proposed regulations, the annual amount required to be distributed using the uniform distribution period table will generally be much smaller than under the existing rules. In the case of the spousal exception referred to before, the owner or participant can choose to use the longer distribution period measured by the joint life and last survivor life expectancy of the owner or participant and younger spouse.

The revised proposed rules retain the distinction between annually calculating a withdrawal amount (account-based approach) and applying funds to an annuity payout (annuitization) for complying with annual minimum distribution requirements. The revised proposed rules continue to allow an owner or participant to use a beneficiary in annuitization. However, when an owner or participant chooses an account-based approach, unless the younger spouse exception applies, the owner or participant no longer uses a beneficiary to calculate the required minimum distribution amount.

An owner or plan participant can continue to choose a different approach for each of traditional IRA or TSA maintained and other retirement plans. For example, a plan participant with several traditional IRAs can choose an annuity payout from one IRA, a different annuity payout from the qualified plan, and an account-based annual withdrawal for another IRA. If permitted by the terms of the applicable plan or contract, an owner or plan participant who starts taking lifetime required minimum distributions using an account-based method can later apply funds to an annuity-based payout. If a period certain is elected, it cannot exceed remaining life expectancy.

The revised proposed rules change how required minimum distribution payments must be made after the death of the owner or plan participant. Under the revised proposed rules the determination of the designated beneficiary and the calculation of the beneficiary's life expectancy generally are contemporaneous with commencement of required distributions to the beneficiary. Regardless of whether death occurs before or after the Required Beginning Date for lifetime required minimum distribution payments, the revised proposed rules extend the maximum time for determining who the beneficiary is to December 31st of the calendar year following the year of the death of the owner or plan participant. Regardless of whether death occurs before or after the Required Beginning Date for lifetime required minimum distribution payments, under the revised proposed rules an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the term certain method. That is, he or she determines his or her life expectancy using the life expectancy tables as of the calendar year after the owner or participant's death and reduces that number by one each subsequent year.

If the owner or plan participant dies AFTER the Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is the surviving spouse, the revised proposed rules permit post-death distributions to be made over the spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.

If the owner or plan participant dies AFTER the Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate, the revised proposed rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner or plan participant's life expectancy in the year of death. For each subsequent year life expectancy is reduced by one (the term certain method). (Please note that we need an individual annuitant to keep an annuity contract/certificate in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity after the death of the annuitant.)

4
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If the owner or plan participant dies BEFORE the Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is the surviving spouse, as under the existing rules, the revised proposed rules permit the spouse to delay starting payments over his/her life expectancy until the year in which the owner or plan participant would have attained age 70 1/2.

The revised proposed rules permit any individual beneficiary, including a spouse to elect to apply the 5-year rule. Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's or plan participant's death BEFORE the Required Beginning Date, the entire account must be distributed by the end of the fifth year following the year of the owner's or plan participant's death. No distribution is required for a year before that fifth year.

If the owner or plan participant dies BEFORE the Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate the revised proposed rules continue to apply the 5-year rule discussed above. (Please note that we need an individual annuitant to keep an annuity contract/certificate in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity after the death of the annuitant.)

UNIT VALUES


Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

    (a/b) - c

    where:

(a) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by EQ Advisors Trust. This share value is after deduction for investment advisory fees and direct expenses of EQ Advisors Trust.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.


CALCULATION OF ANNUITY PAYMENTS


The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for EQUI-VEST may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by the variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

5
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o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST Series 100 Contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2000, the annuity payment due in December 2000 would be $95.19 (the number of units (26.74) times $3.56).

THE REORGANIZATION


Equitable Life established Separate Account A as a stock account on August 1, 1968. It was one of four separate investment accounts used to fund retirement benefits under variable annuity certificates issued by us. Each of these separate accounts, which included the predecessors to the Alliance Money Market Fund, EQ/Balanced Fund, Alliance Common Stock Fund and EQ/Aggressive Stock Fund, was organized as an open-end management investment company, with its own investment objectives and policies. Collectively, these separate accounts, as well as two other separate accounts which had been used to fund retirement benefits under certain other annuity contracts, are called the "predecessor separate accounts."

On December 18, 1987, the predecessor separate accounts were combined in part and reorganized into the Alliance Money Market, EQ/Balanced, Alliance Common Stock and EQ/Aggressive Stock Funds of Separate Account A.

In connection with the Reorganization, all of the assets and investment-related liabilities of the predecessor separate accounts were transferred to a corresponding portfolio of The Equitable Trust in exchange for shares of the portfolios of The

6
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Equitable Trust, which were issued to these corresponding Funds of Separate Account A. On September 6, 1991, all of the shares of The Equitable Trust held by these Funds were replaced by shares of portfolios of The Hudson River Trust corresponding to these Funds of Separate Account A. On October 18, 1999, all of the portfolios of The Hudson River Trust were transferred to EQ Advisors Trust.


CUSTODIAN AND INDEPENDENT ACCOUNTANTS


Equitable Life is the custodian for the shares of EQ Advisors Trust owned by the variable annuity options.


The financial statements of Separate Account A as at December 31, 2000 and for the periods ended December 31, 2000 and 1999, and the consolidated financial statements of Equitable Life as at December 31, 2000 and 1999 and for each of the three years ended December 31, 2000 included in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.

EQ/ALLIANCE MONEY MARKET OPTION YIELD INFORMATION

The EQ/Alliance Money Market option calculates yield information for seven-day periods. To determine the seven-day rate of return, the net change in a unit value is computed by subtracting the unit value at the beginning of the period from the unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor for your contract. This reduction is made to recognize the deduction of the annual administrative charge, which is not reflected in the unit value. See the applicable "Annual administrative charge" section under "Charges and expenses" in the prospectus. Unit values reflect all other accrued expenses of the EQ/Alliance Money Market option.


The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The actual dollar amount of the annual administrative charge for EQUI-VEST that is deducted from the EQ/Alliance Money Market option will vary for each contract and the percentage of the aggregate account value allocated to the EQ/Alliance Money Market option. To determine the effect of the annual administrative charge on the yield, we start with the actual aggregate annual administrative charges, as a percentage of total assets held under EQUI-VEST. This amount is multiplied by 365/7 to produce an average administrative charge factor which is used in weekly yield computations for the ensuing year. The average administrative charge is then divided by the number of EQ/Alliance Money Market option units for the EQUI-VEST series contract as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the EQ/Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1)365/7 - 1. The EQ/Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of units of the EQ/Alliance Money Market option will fluctuate and not remain constant.

The EQ/Alliance Money Market option yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. EQ/Alliance Money Market option yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the guaranteed interest account or bank deposits. The yield should not be compared to the yield of money market

7
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funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends, which accrue on a daily basis.

While the EQ/Alliance Money Market option yields will vary among the different EQUI-VEST contracts, the same method of calculating EQ/Alliance Money Market option yields applies. The seven-day current yield and effective yield figures set forth below reflect the highest charges that are currently being assessed under any EQUI-VEST contract and are for illustrative purposes only.

The seven-day current yield for the EQ/Alliance Money Market option was 4.00% for the period ended December 31, 2000. The effective yield for the EQ/Alliance Money Market option for that period was 4.07%. Because these yields reflect the deduction of Separate Account A expenses, including the annual administrative charge, they are lower than the corresponding yield figures for the EQ/Alliance Money Market Portfolio, which reflect only the deduction of Trust-level expenses.

OTHER YIELD INFORMATION


The effective yield is obtained by giving effect to the compounding nature of the variable investment option's investments, as follows: the sum of the 30-day adjusted return, plus one, is raised to a power equal to 365 divided by 30, and subtracting one from the result.


The effective yields for the 30-day period ended December 31, 2000 were 4.79% for the EQ/Alliance Intermediate Government Securities option, 4.67% for the EQ/Alliance Quality Bond option and 14.73% for the EQ/Alliance High Yield option. Because these yields reflect the deduction of Separate Account A expenses, including the annual administrative charge, they are lower than the yield figures for the corresponding Portfolios, which reflect only the deduction of Trust-level expenses.

DISTRIBUTION OF THE CONTRACTS

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2000, 1999 and 1998. In 2000, Equitable Life paid AXA Advisors $666,577,890, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account A. Of this amount, AXA Advisors retained $385,314,054.

FINANCIAL STATEMENTS


The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.............................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2000....    FSA-3
   Statements of Operations for the Year Ended
    December 31, 2000.........................................    FSA-9
   Statements of Changes in Net Assets for the
    Years Ended December 31, 2000 and 1999....................   FSA-15
   Notes to Financial Statements..............................   FSA-25


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.............................      F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2000 and 1999....      F-2
   Consolidated Statements of Earnings, Years Ended
    December 31, 2000, 1999 and 1998..........................      F-3
   Consolidated Statements of Shareholder's Equity and
    Comprehensive Income, Years Ended December 31, 2000,
    1999 and 1998.............................................      F-4
   Consolidated Statements of Cash Flows, Years Ended
    December 31, 2000, 1999 and 1998..........................      F-5
   Notes to Consolidated Financial Statements.................      F-7


                                      FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2000 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
New York, New York
February 5, 2001


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000


                                                      ALLIANCE         ALLIANCE
                                                       COMMON        CONSERVATIVE     ALLIANCE
                                                       STOCK           INVESTORS       GLOBAL
                                                 ----------------    ------------   ------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $8,426,313,427 ........................  $  7,634,861,017
           147,829,545 ........................                      $149,488,557
         1,064,034,012 ........................                                     $857,499,505
         1,005,033,573 ........................
         1,025,030,717 ........................
           182,673,198 ........................
            54,476,917 ........................
Receivable for Trust shares sold ..............           120,489               -              -
Receivable for policy-related transactions
 (Note 3) .....................................        18,994,282         947,434      4,891,734
                                                 ----------------    ------------   ------------
  Total assets ................................     6,653,975,788     150,435,991    862,391,239
                                                 ----------------    ------------   ------------
LIABILITIES:
Payable for Trust shares purchased ............                 -         214,978        844,206
Payable for policy-related transactions
 (Note 3) .....................................                 -               -              -
                                                 ----------------    ------------   ------------
  Total liabilities ...........................                 -         214,978        844,206
                                                 ----------------    ------------   ------------
NET ASSETS ....................................  $  7,653,975,788    $150,221,013   $861,547,033
                                                 ================    ============   ============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $        547,147    $     48,099   $     83,015
Net Assets attributable to Contractowners .....     7,653,428,641     150,172,914    861,464,018
                                                 ----------------    ------------   ------------
NET ASSETS ....................................  $  7,653,975,788    $150,221,013   $861,547,033
                                                 ================    ============   ============




                                                                                                       ALLIANCE
                                                     ALLIANCE          ALLIANCE         ALLIANCE     INTERMEDIATE
                                                    GROWTH AND          GROWTH            HIGH        GOVERNMENT
                                                      INCOME          INVESTORS          YIELD        SECURITIES
                                                 ---------------- ----------------- --------------- -------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $8,426,313,427 ........................
           147,829,545 ........................
         1,064,034,012 ........................
         1,005,033,573 ........................  $1,036,942,796
         1,025,030,717 ........................                    $1,049,364,654
           182,673,198 ........................                                      $121,727,187
            54,476,917 ........................                                                      $53,491,482
Receivable for Trust shares sold ..............               -                 -               -              -
Receivable for policy-related transactions
 (Note 3) .....................................       5,943,487         5,371,122         564,757        458,046
                                                 --------------    --------------    ------------    -----------
  Total assets ................................   1,042,886,283     1,054,735,776     122,291,944     53,949,528
                                                 --------------    --------------    ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............       1,551,288           993,957         122,791        166,187
Payable for policy-related transactions
 (Note 3) .....................................               -                 -               -              -
                                                 --------------    --------------    ------------    -----------
  Total liabilities ...........................       1,551,288           993,957         122,791        166,187
                                                 --------------    --------------    ------------    -----------
NET ASSETS ....................................  $1,041,334,995    $1,053,741,819    $122,169,153    $53,783,341
                                                 ==============    ==============    ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $      250,585    $      515,822    $    338,544    $   377,537
Net Assets attributable to Contractowners .....   1,041,084,410     1,053,225,997     121,830,609     53,405,804
                                                 --------------    --------------    ------------    -----------
NET ASSETS ....................................  $1,041,334,995    $1,053,741,819    $122,169,153    $53,783,341
                                                 ==============    ==============    ============    ===========


-------
See Notes to Financial Statements.

                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                                    ALLIANCE       ALLIANCE
                                                    ALLIANCE         MONEY          QUALITY
                                                 INTERNATIONAL       MARKET          BOND
                                                --------------- --------------- -----------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $157,043,732 ..........................  $145,620,417
         151,049,575 ..........................                  $147,627,517
          94,976,864 ..........................                                  $92,610,325
         427,705,230 ..........................
           3,939,114 ..........................
             114,062 ..........................
           6,477,858 ..........................
Receivable for Trust shares sold ..............     2,603,812               -         20,405
Receivable for policy-related transactions
 (Note 3) .....................................             -       9,485,725              -
                                                 ------------    ------------    -----------
  Total assets ................................   148,224,229     157,113,242     92,630,730
                                                 ------------    ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............             -         405,057              -
Payable for policy-related transactions
 (Note 3) .....................................     1,827,227               -        183,325
                                                 ------------    ------------    -----------
  Total liabilities ...........................     1,827,227         405,057        183,325
                                                 ------------    ------------    -----------
NET ASSETS ....................................  $146,397,002    $156,708,185    $92,447,405
                                                 ============    ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $    205,680    $     56,000    $    85,058
Net Assets attributable to Contractowners .....   146,191,322     156,652,185     92,362,347
                                                 ------------    ------------    -----------
NET ASSETS ....................................  $146,397,002    $156,708,185    $92,447,405
                                                 ============    ============    ===========




                                                    ALLIANCE
                                                     SMALL         CALVERT        CAPITAL        CAPITAL
                                                      CAP          SOCIALLY       GUARDIAN       GUARDIAN
                                                     GROWTH      RESPONSIBLE   INTERNATIONAL     RESEARCH
                                                --------------- ------------- --------------- -------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $157,043,732 ..........................
         151,049,575 ..........................
          94,976,864 ..........................
         427,705,230 ..........................  $358,250,173
           3,939,114 ..........................                  $3,684,407
             114,062 ..........................                                   $102,233
           6,477,858 ..........................                                                $6,403,519
Receivable for Trust shares sold ..............     7,627,146            17              -              -
Receivable for policy-related transactions
 (Note 3) .....................................             -             -            857        125,735
                                                 ------------    ----------       --------     ----------
  Total assets ................................   365,877,319     3,684,424        103,090      6,529,254
                                                 ------------    ----------       --------     ----------
LIABILITIES:
Payable for Trust shares purchased ............             -             -            857        112,186
Payable for policy-related transactions
 (Note 3) .....................................     6,491,255            17              -              -
                                                 ------------    ----------       --------     ----------
  Total liabilities ...........................     6,491,255            17            857        112,186
                                                 ------------    ----------       --------     ----------
NET ASSETS ....................................  $359,386,064    $3,684,407       $102,233     $6,417,068
                                                 ============    ==========       ========     ==========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     52,197    $2,099,905       $  1,192     $   30,233
Net Assets attributable to Contractowners .....   359,333,867     1,584,502        101,041      6,386,835
                                                 ------------    ----------       --------     ----------
NET ASSETS ....................................  $359,386,064    $3,684,407       $102,233     $6,417,068
                                                 ============    ==========       ========     ==========


-------
See Notes to Financial Statements.

                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                   CAPITAL           EQ/          EQ/ALLIANCE
                                                   GUARDIAN       AGGRESSIVE        PREMIER
                                                 U.S. EQUITY        STOCK            GROWTH
                                                ------------- ----------------  ---------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    5,033,556 ........................  $5,003,624
         2,655,444,914 ........................                $2,290,928,298
           369,180,568 ........................                                  $305,655,538
           132,539,508 ........................
             4,380,805 ........................
             4,431,040 ........................
         1,437,044,063 ........................
Receivable for Trust shares sold ..............           -        24,772,706               -
Receivable for policy-related transactions
 (Note 3) .....................................      60,529                 -          91,694
                                                 ----------    --------------    ------------
  Total assets ................................   5,064,153     2,315,701,004     305,747,232
                                                 ----------    --------------    ------------
LIABILITIES:
Payable for Trust shares purchased ............      60,529                 -          60,347
Payable for policy-related transactions
 (Note 3) .....................................           -        12,566,337               -
                                                 ----------    --------------    ------------
  Total liabilities ...........................      60,529        12,566,337          60,347
                                                 ----------    --------------    ------------
NET ASSETS ....................................  $5,003,624    $2,303,134,667    $305,686,885
                                                 ==========    ==============    ============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $   36,642    $      130,344    $     48,891
Net Assets attributable to Contractowners .....   4,966,982     2,303,004,323     305,637,994
                                                 ----------    --------------    ------------
NET ASSETS ....................................  $5,003,624    $2,303,134,667    $305,686,885
                                                 ==========    ==============    ============




                                                                   EQ/AXP       EQ/AXP
                                                  EQ/ALLIANCE        NEW       STRATEGY          EQ/
                                                   TECHNOLOGY    DIMENSIONS   AGGRESSIVE       BALANCED
                                                --------------- ------------ ------------ -----------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    5,033,556 ........................
         2,655,444,914 ........................
           369,180,568 ........................
           132,539,508 ........................  $103,684,191
             4,380,805 ........................                  $4,162,576
             4,431,040 ........................                               $4,145,064
         1,437,044,063 ........................                                            $1,295,740,610
Receivable for Trust shares sold ..............             -             -      863,299                -
Receivable for policy-related transactions
 (Note 3) .....................................             -        20,199            -        5,195,232
                                                 ------------    ----------   ----------   --------------
  Total assets ................................   103,684,191     4,182,775    5,008,363    1,300,935,842
                                                 ------------    ----------   ----------   --------------
LIABILITIES:
Payable for Trust shares purchased ............         8,897        20,199            -        1,549,297
Payable for policy-related transactions
 (Note 3) .....................................       175,387             -      867,270                -
                                                 ------------    ----------   ----------   --------------
  Total liabilities ...........................       184,284        20,199      867,270        1,549,297
                                                 ------------    ----------   ----------   --------------
NET ASSETS ....................................  $103,499,907    $4,162,576   $4,141,093   $1,299,386,545
                                                 ============    ==========   ==========   ==============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     35,297    $  416,790   $  307,021   $       56,669
Net Assets attributable to Contractowners .....   103,464,610     3,745,786    3,834,072    1,299,329,876
                                                 ------------    ----------   ----------   --------------
NET ASSETS ....................................  $103,499,907    $4,162,576   $4,141,093   $1,299,386,545
                                                 ============    ==========   ==========   ==============


-------
See Notes to Financial Statements.

                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                        EQ
                                                      EQUITY                         EQ/
                                                       500             EQ/        EVERGREEN
                                                      INDEX         EVERGREEN    FOUNDATION
                                                ----------------- ------------- ------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,443,302,548 ........................  $1,414,839,131
             2,361,372 ........................                    $2,131,093
             2,209,104 ........................                                  $2,113,779
            17,607,003 ........................
            39,024,749 ........................
            73,257,437 ........................
             1,682,244 ........................
Receivable for Trust shares sold ..............         321,947             -             -
Receivable for policy-related transactions
 (Note 3) .....................................       4,668,357         7,894        13,548
                                                 --------------    ----------    ----------
  TOTAL ASSETS ................................   1,419,829,435     2,138,987     2,127,327
                                                 --------------    ----------    ----------
LIABILITIES:
Payable for Trust shares purchased ............               -         7,894        13,549
Payable for policy-related transactions
 (Note 3) .....................................               -             -             -
                                                 --------------    ----------    ----------
  Total liabilities ...........................               -         7,894        13,549
                                                 --------------    ----------    ----------
NET ASSETS ....................................  $1,419,829,435    $2,131,093    $2,113,778
                                                 ==============    ==========    ==========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $      253,796    $   23,804    $   25,337
Net Assets attributable to Contractowners .....   1,419,575,639     2,107,289     2,088,441
                                                 --------------    ----------    ----------
NET ASSETS ....................................  $1,419,829,435    $2,131,093    $2,113,778
                                                 ==============    ==========    ==========




                                                   EQ/JANUS                      EQ/PUTNAM
                                                     LARGE                       GROWTH &       EQ/PUTNAM
                                                      CAP         EQ/PUTNAM       INCOME      INTERNATIONAL
                                                    GROWTH        BALANCED         VALUE         EQUITY
                                                -------------- -------------- -------------- --------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,443,302,548 ........................
             2,361,372 ........................
             2,209,104 ........................
            17,607,003 ........................  $16,523,533
            39,024,749 ........................                 $40,255,025
            73,257,437 ........................                                $73,327,876
             1,682,244 ........................                                                $1,293,298
Receivable for Trust shares sold ..............            -        211,199        278,513          7,346
Receivable for policy-related transactions
 (Note 3) .....................................      179,222              -              -              -
                                                 -----------    -----------    -----------     ----------
  Total assets ................................   16,702,755     40,466,224     73,606,389      1,300,644
                                                 -----------    -----------    -----------     ----------
LIABILITIES:
Payable for Trust shares purchased ............      179,222              -              -              -
Payable for policy-related transactions
 (Note 3) .....................................            -        204,109        245,593          3,067
                                                 -----------    -----------    -----------     ----------
  Total liabilities ...........................      179,222        204,109        245,593          3,067
                                                 -----------    -----------    -----------     ----------
NET ASSETS ....................................  $16,523,533    $40,262,115    $73,360,796     $1,297,577
                                                 ===========    ===========    ===========     ==========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $   425,582    $    99,783    $    48,185     $   21,907
Net Assets attributable to Contractowners .....   16,097,951     40,162,332     73,312,611      1,275,670
                                                 -----------    -----------    -----------     ----------
NET ASSETS ....................................  $16,523,533    $40,262,115    $73,360,796     $1,297,577
                                                 ===========    ===========    ===========     ==========


-------
See Notes to Financial Statements.

                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                 EQ/PUTNAM                    FI SMALL/
                                                 INVESTORS        FI           MID CAP
                                                   GROWTH       MID CAP         VALUE
                                                ----------- -------------- --------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    500,521 ..........................  $419,087
          10,483,130 ..........................              $10,773,407
          66,781,234 ..........................                             $73,131,598
              83,695 ..........................
             111,633 ..........................
         118,987,625 ..........................
          15,179,520 ..........................
Receivable for Trust shares sold ..............       625              -      1,880,144
Receivable for policy-related transactions
 (Note 3) .....................................    28,873        234,097              -
                                                 --------    -----------    -----------
  Total assets ................................   448,585     11,007,504     75,011,742
                                                 --------    -----------    -----------
LIABILITIES:
Payable for Trust shares purchased ............         -        234,096              -
Payable for policy-related transactions
 (Note 3) .....................................         -              -      1,849,817
                                                 --------    -----------    -----------
  Total liabilities ...........................         -        234,096      1,849,817
                                                 --------    -----------    -----------
NET ASSETS ....................................  $448,585    $10,773,408    $73,161,925
                                                 ========    ===========    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $ 22,884    $   504,088    $    93,893
Net Assets attributable to Contractowners .....   425,701     10,269,320     73,068,032
                                                 --------    -----------    -----------
NET ASSETS ....................................  $448,585    $10,773,408    $73,161,925
                                                 ========    ===========    ===========




                                                                            MERCURY
                                                   LAZARD      LAZARD        BASIC          MERCURY
                                                   LARGE       SMALL         VALUE           WORLD
                                                 CAP VALUE   CAP VALUE       EQUITY        STRATEGY
                                                ----------- ----------- --------------- --------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    500,521 ..........................
          10,483,130 ..........................
          66,781,234 ..........................
              83,695 ..........................   $84,382
             111,633 ..........................              $119,132
         118,987,625 ..........................                          $116,882,153
          15,179,520 ..........................                                          $13,097,189
Receivable for Trust shares sold ..............         -           -               -              -
Receivable for policy-related transactions
 (Note 3) .....................................       152         611         463,355              -
                                                  -------    --------    ------------    -----------
  Total assets ................................    84,534     119,743     117,345,508     13,097,189
                                                  -------    --------    ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............       152         610         281,852         14,207
Payable for policy-related transactions
 (Note 3) .....................................         -           -               -        761,972
                                                  -------    --------    ------------    -----------
  Total liabilities ...........................       152         610         281,852        776,179
                                                  -------    --------    ------------    -----------
NET ASSETS ....................................   $84,382    $119,133    $117,063,656    $12,321,010
                                                  =======    ========    ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................   $   453    $    134    $     88,494    $    51,505
Net Assets attributable to Contractowners .....    83,929     118,999     116,975,162     12,269,505
                                                  -------    --------    ------------    -----------
NET ASSETS ....................................   $84,382    $119,133    $117,063,656    $12,321,010
                                                  =======    ========    ============    ===========


-------
See Notes to Financial Statements.

                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                      MFS
                                                    EMERGING         MFS
                                                     GROWTH      GROWTH WITH
                                                   COMPANIES        INCOME
                                                --------------- -------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,170,559,029 .......................   $921,582,197
            10,242,655 .......................                   $10,145,649
           250,220,957 .......................
            87,303,443 .......................
           127,132,799 .......................
           130,528,761 .......................
Receivable for Trust shares sold .............        783,051              -
Receivable for policy-related transactions
 (Note 3) .....................................     1,359,172         32,977
                                                 ------------    -----------
  Total assets ................................   923,724,420     10,178,626
                                                 ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............             -         32,977
Payable for policy-related transactions
 (Note 3) .....................................             -              -
                                                 ------------    -----------
  Total liabilities ...........................             -         32,977
                                                 ------------    -----------
NET ASSETS ....................................  $923,724,420    $10,145,649
                                                 ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     19,836    $    31,595
Net Assets attributable to Contractowners .....   923,704,584     10,114,054
                                                 ------------    -----------
NET ASSETS ....................................  $923,724,420    $10,145,649
                                                 ============    ===========




                                                                    MORGAN
                                                                    STANLEY        T. ROWE         T. ROWE
                                                                   EMERGING         PRICE           PRICE
                                                      MFS           MARKETS         EQUITY      INTERNATIONAL
                                                    RESEARCH        EQUITY          INCOME          STOCK
                                                --------------- -------------- --------------- ---------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,170,559,029 ........................
            10,242,655 ........................
           250,220,957 ........................  $223,428,608
            87,303,443 ........................                  $70,003,147
           127,132,799 ........................                                 $128,423,830
           130,528,761 ........................                                                 $111,329,334
Receivable for Trust shares sold ..............             -      1,575,653         649,194         261,426
Receivable for policy-related transactions
 (Note 3) .....................................       514,119              -               -               -
                                                 ------------    -----------    ------------    ------------
  Total assets ................................   223,942,727     71,578,800     129,073,024     111,590,760
                                                 ------------    -----------    ------------    ------------
LIABILITIES:
Payable for Trust shares purchased ............       275,970              -               -               -
Payable for policy-related transactions
 (Note 3) .....................................             -      1,513,228         554,251         221,353
                                                 ------------    -----------    ------------    ------------
  Total liabilities ...........................       275,970      1,513,228         554,251         221,353
                                                 ------------    -----------    ------------    ------------
NET ASSETS ....................................  $223,666,757    $70,065,572    $128,518,773    $111,369,407
                                                 ============    ===========    ============    ============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     52,419    $    56,625    $     72,927    $     27,741
Net Assets attributable to Contractowners .....   223,614,338     70,008,947     128,445,846     111,341,666
                                                 ------------    -----------    ------------    ------------
NET ASSETS ....................................  $223,666,757    $70,065,572    $128,518,773    $111,369,407
                                                 ============    ===========    ============    ============


-------
See Notes to Financial Statements.

                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                               ALLIANCE          ALLIANCE
                                                                COMMON         CONSERVATIVE       ALLIANCE
                                                                STOCK           INVESTORS          GLOBAL
                                                         ------------------- --------------- ------------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $     53,594,787    $   5,773,630    $    1,658,489
                                                          ----------------    -------------    --------------
 Expenses (Note 3):
  Asset-based charges ..................................       127,997,164        1,925,126        13,676,131
 Less: Reduction for expense limitation ................       (16,243,388)               -                 -
                                                          ----------------    -------------    --------------
  Net expenses .........................................       111,753,776        1,925,126        13,676,131
                                                          ----------------    -------------    --------------
NET INVESTMENT INCOME (LOSS) ...........................       (58,158,989)       3,848,504       (12,017,642)
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................       354,983,662        3,545,683       162,304,089
  Realized gain distribution from The Trust ............     1,558,299,851        3,429,569        93,871,497
                                                          ----------------    -------------    --------------
 Net realized gain (loss) ..............................     1,913,283,513        6,975,252       256,175,586
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (3,236,756,480)      (7,697,466)     (452,443,695)
                                                          ----------------    -------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (1,323,472,967)        (722,214)     (196,268,109)
                                                          ----------------    -------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (1,381,631,956)   $   3,126,290    $ (208,285,751)
                                                          ================    =============    ==============




                                                                                                                 ALLIANCE
                                                              ALLIANCE          ALLIANCE         ALLIANCE      INTERMEDIATE
                                                             GROWTH AND          GROWTH            HIGH         GOVERNMENT
                                                               INCOME          INVESTORS           YIELD        SECURITIES
                                                         ----------------- ----------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $     8,647,374   $   19,864,306    $  14,111,151    $3,032,997
                                                          ---------------   --------------    -------------    ----------
 Expenses (Note 3):
  Asset-based charges ..................................       12,603,671       14,846,327        1,872,472       663,358
 Less: Reduction for expense limitation ................                -                -                -       (12,831)
                                                          ---------------   --------------    -------------    ----------
  Net expenses .........................................       12,603,671       14,846,327        1,872,472       663,358
                                                          ---------------   --------------    -------------    ----------
NET INVESTMENT INCOME (LOSS) ...........................       (3,956,297)       5,017,979       12,238,678     2,382,471
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................       72,397,674       17,493,395      (17,865,281)      242,764
  Realized gain distribution from The Trust ............       99,230,307       72,188,246                -             -
                                                          ---------------   --------------    -------------    ----------
 Net realized gain (loss) ..............................      171,627,981       89,681,641      (17,865,281)      242,764
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (100,366,232)    (185,230,420)      (8,293,826)    1,190,732
                                                          ---------------   --------------    -------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................       71,261,749      (95,548,779)     (26,159,107)    1,433,496
                                                          ---------------   --------------    -------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $    67,305,452   $  (90,530,801)   $ (13,920,429)   $3,815,967
                                                          ===============   ==============    =============    ==========


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                               ALLIANCE       ALLIANCE
                                                              ALLIANCE          MONEY         QUALITY
                                                           INTERNATIONAL        MARKET          BOND
                                                         ----------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $     784,656    $   8,045,631   $5,475,228
                                                           -------------    -------------   ----------
 Expenses (Note 3):
  Asset-based charges ..................................       2,385,164        2,029,155    1,115,610
 Less: Reduction for expense limitation ................               -          (96,828)           -
                                                           -------------    -------------   ----------
  Net expenses .........................................       2,385,164        1,932,327    1,115,610
                                                           -------------    -------------   ----------
NET INVESTMENT INCOME (LOSS) ...........................      (1,600,508)       6,113,304    4,359,618
REALIZED AND UNREALIZED GAIN (LOSS) ON                     -------------    -------------   ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................     (18,375,250)       3,039,143     (316,765)
  Realized gain distribution from The Trust ............      13,986,322           16,344            -
                                                           -------------    -------------   ----------
 Net realized gain (loss) ..............................      (4,388,928)       3,055,487     (316,765)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (32,056,358)      (1,973,129)   4,142,328
                                                           -------------    -------------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (36,445,286)       1,082,358    3,825,563
                                                           -------------    -------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (38,045,794)   $   7,195,662   $8,185,181
                                                           =============    =============   ==========




                                                             ALLIANCE
                                                               SMALL         CALVERT        CAPITAL        CAPITAL
                                                                CAP          SOCIALLY       GUARDIAN       GUARDIAN
                                                              GROWTH       RESPONSIBLE   INTERNATIONAL     RESEARCH
                                                         ---------------- ------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $            -   $  206,676      $     345     $    74,415
                                                          --------------   ----------      ---------     -----------
 Expenses (Note 3):
  Asset-based charges ..................................       3,750,852       12,661          1,052          44,326
 Less: Reduction for expense limitation ................               -            -              -               -
                                                          --------------   ----------      ---------     -----------
  Net expenses .........................................       3,750,852       12,661          1,052          44,326
                                                          --------------   ----------      ---------     -----------
NET INVESTMENT INCOME (LOSS) ...........................      (3,750,852)     194,015           (707)         30,089
REALIZED AND UNREALIZED GAIN (LOSS) ON                    --------------   ----------      ---------     -----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      68,051,854       53,469            (11)        159,917
  Realized gain distribution from The Trust ............      40,509,864       58,893            587               -
                                                          --------------   ----------      ---------     -----------
 Net realized gain (loss) ..............................     108,561,718      112,362            576         159,917
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (94,632,594)    (426,892)       (19,538)       (103,622)
                                                          --------------   ----------      ---------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................      13,929,124     (314,530)       (18,962)         56,295
                                                          --------------   ----------      ---------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (NOTE 2) ..............................  $   10,178,272   $ (120,515)     $ (19,669)    $    86,384
                                                          ==============   ==========      =========     ===========


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                            CAPITAL           EQ/           EQ/ALLIANCE
                                                            GUARDIAN       AGGRESSIVE         PREMIER
                                                          U.S. EQUITY        STOCK             GROWTH
                                                         ------------- ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $    80,274   $    9,458,024     $   1,909,654
                                                          -----------   --------------     -------------
 Expenses (Note 3):
  Asset-based charges ..................................       42,257       35,432,433         3,266,273
 Less: Reduction for expense limitation ................            -       (5,350,024)                -
                                                          -----------   --------------     -------------
  Net expenses .........................................       42,257       30,082,409         3,266,273
                                                          -----------   --------------     -------------
NET INVESTMENT INCOME (LOSS) ...........................       38,017      (20,624,385)       (1,356,619)
REALIZED AND UNREALIZED GAIN (LOSS) ON                    -----------   --------------     -------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      146,731      (17,521,814)        5,620,276
  Realized gain distribution from The Trust ............       12,500      178,753,959                 -
                                                          -----------   --------------     -------------
 Net realized gain (loss) ..............................      159,231      161,232,145         5,620,276
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (105,299)    (531,345,040)      (73,936,823)
                                                          -----------   --------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................       53,932     (370,112,895)      (68,316,547)
                                                          -----------   --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $    91,949   $ (390,737,280)    $ (69,673,166)
                                                          ===========   ==============     =============


                                                                               EQ/AXP         EQ/AXP
                                                            EQ/ALLIANCE          NEW         STRATEGY           EQ/
                                                             TECHNOLOGY      DIMENSIONS     AGGRESSIVE        BALANCED
                                                         ----------------- -------------- -------------- -----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $           -     $    5,386     $    4,660    $   43,482,661
                                                           -------------     ----------     ----------    --------------
 Expenses (Note 3):
  Asset-based charges ..................................         541,410          5,990          5,582        20,729,909
 Less: Reduction for expense limitation ................               -              -              -        (4,480,259)
                                                           -------------     ----------     ----------    --------------
  Net expenses .........................................         541,410          5,990          5,582        16,249,650
                                                           -------------     ----------     ----------    --------------
NET INVESTMENT INCOME (LOSS) ...........................        (541,410)          (604)          (922)       27,233,011
REALIZED AND UNREALIZED GAIN (LOSS) ON                     -------------     ----------     ----------    --------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      (6,101,686)       (15,727)      (442,565)       22,297,392
  Realized gain distribution from The Trust ............               -              -              -       213,622,544
                                                           -------------     ----------     ----------    --------------
 Net realized gain (loss) ..............................      (6,101,686)       (15,727)      (442,565)      235,919,936
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (28,855,317)      (218,229)      (285,976)     (295,542,367)
                                                           -------------     ----------     ----------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (34,957,003)      (233,956)      (728,541)      (59,622,431)
                                                           -------------     ----------     ----------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (35,498,413)    $ (234,560)    $ (729,463)   $  (32,389,420)
                                                           =============     ==========     ==========    ==============


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                 EQ
                                                               EQUITY                           EQ/
                                                                 500             EQ/         EVERGREEN
                                                                INDEX         EVERGREEN     FOUNDATION
                                                         ------------------ ------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $   10,294,439    $    5,532     $   28,961
                                                           --------------    ----------     ----------
 Expenses (Note 3):
  Asset-based charges ..................................       20,954,309        22,184         13,938
 Less: Reduction for expense limitation ................                -             -              -
                                                           --------------    ----------     ----------
  Net expenses .........................................       20,954,309        22,184         13,938
                                                           --------------    ----------     ----------
NET INVESTMENT INCOME (LOSS) ...........................      (10,659,870)      (16,652)        15,023
REALIZED AND UNREALIZED GAIN (LOSS) ON                     --------------    ----------     ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      215,851,212        (8,863)       (17,757)
  Realized gain distribution from The Trust ............       62,208,884             -              -
                                                           --------------    ----------     ----------
 Net realized gain (loss) ..............................      278,060,096        (8,863)       (17,757)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (439,580,620)     (246,813)       (99,586)
                                                           --------------    ----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (161,520,524)     (255,676)      (117,343)
                                                           --------------    ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (172,180,394)   $ (272,328)    $ (102,320)
                                                           ==============    ==========     ==========

                                                             EQ/JANUS                       EQ/PUTNAM
                                                              LARGE                          GROWTH &       EQ/PUTNAM
                                                               CAP          EQ/PUTNAM         INCOME      INTERNATIONAL
                                                              GROWTH         BALANCED         VALUE          EQUITY
                                                         --------------- --------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $     17,798    $   1,215,020   $     705,720    $  112,107
                                                          ------------    -------------   -------------    ----------
 Expenses (Note 3):
  Asset-based charges ..................................        26,711          520,710         963,722        13,544
 Less: Reduction for expense limitation ................             -                -               -             -
                                                          ------------    -------------   -------------    ----------
  Net expenses .........................................        26,711          520,710         963,722        13,544
                                                          ------------    -------------   -------------    ----------
NET INVESTMENT INCOME (LOSS) ...........................        (8,913)         694,310        (258,002)       98,563
REALIZED AND UNREALIZED GAIN (LOSS) ON                    ------------    -------------   -------------    ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................       (73,085)      (1,210,350)     (1,936,499)      (15,106)
  Realized gain distribution from The Trust ............             -                -               -       147,696
                                                          ------------    -------------   -------------    ----------
 Net realized gain (loss) ..............................       (73,085)      (1,210,350)     (1,936,499)      132,590
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (1,083,470)       3,211,077       5,323,529      (403,258)
                                                          ------------    -------------   -------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (1,156,555)       2,000,727       3,387,030      (270,668)
                                                          ------------    -------------   -------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (1,165,468)   $   2,695,037   $   3,129,028    $ (172,105)
                                                          ============    =============   =============    ==========

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                           EQ/PUTNAM                  FI SMALL/
                                                           INVESTORS        FI         MID CAP
                                                             GROWTH      MID CAP        VALUE
                                                         ------------- ----------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $   6,268    $ 14,902    $     677,319
                                                           ---------    --------    -------------
 Expenses (Note 3):
  Asset-based charges ..................................       5,167      14,470          884,708
 Less: Reduction for expense limitation ................           -           -                -
                                                           ---------    --------    -------------
  Net expenses .........................................       5,167      14,470          884,708
                                                           ---------    --------    -------------
NET INVESTMENT INCOME (LOSS) ...........................       1,101         432         (207,389)
REALIZED AND UNREALIZED GAIN (LOSS) ON                     ---------    --------    -------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      (9,548)      5,829       (3,851,966)
  Realized gain distribution from The Trust ............       2,320           -                -
                                                           ---------    --------    -------------
 Net realized gain (loss) ..............................      (7,228)      5,829       (3,851,966)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (88,099)    290,277        6,102,650
                                                           ---------    --------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (95,327)    296,106        2,250,684
                                                           ---------    --------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (94,226)   $296,538    $   2,043,295
                                                           =========    ========    =============


                                                                                     MERCURY
                                                            LAZARD      LAZARD        BASIC          MERCURY
                                                            LARGE       SMALL         VALUE           WORLD
                                                          CAP VALUE   CAP VALUE       EQUITY         STRATEGY
                                                         ----------- ----------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................    $ 665      $ 2,892    $  5,572,601    $    359,335
                                                            -----      -------    ------------    ------------
 Expenses (Note 3):
  Asset-based charges ..................................      742          860       1,378,868         172,311
 Less: Reduction for expense limitation ................        -            -               -               -
                                                            -----      -------    ------------    ------------
  Net expenses .........................................      742          860       1,378,868         172,311
                                                            -----      -------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ...........................      (77)       2,032       4,193,733         187,024
REALIZED AND UNREALIZED GAIN (LOSS) ON                      -----      -------    ------------    ------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      (22)       1,160       4,256,883         361,713
  Realized gain distribution from The Trust ............        -            -       5,487,891         906,591
                                                            -----      -------    ------------    ------------
 Net realized gain (loss) ..............................      (22)       1,160       9,744,774       1,268,304
 Change in unrealized appreciation (depreciation) of
  investments ..........................................      687        7,033      (3,226,719)     (3,246,691)
                                                            -----      -------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................      665        8,193       6,518,055      (1,978,387)
                                                            -----      -------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................    $ 588      $10,225    $ 10,711,788    $ (1,791,363)
                                                            =====      =======    ============    ============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                MFS
                                                              EMERGING          MFS
                                                               GROWTH       GROWTH WITH
                                                             COMPANIES         INCOME
                                                         ----------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $   18,079,741    $   33,389
                                                          --------------    ----------
 Expenses (Note 3):
  Asset-based charges ..................................      13,004,790        89,777
 Less: Reduction for expense limitation ................               -             -
                                                          --------------    ----------
  Net expenses .........................................      13,004,790        89,777
                                                          --------------    ----------
NET INVESTMENT INCOME (LOSS) ...........................       5,074,951       (56,388)
REALIZED AND UNREALIZED GAIN (LOSS) ON                    --------------    ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................     191,298,604       220,745
  Realized gain distribution from The Trust ............      39,356,013             -
                                                          --------------    ----------
 Net realized gain (loss) ..............................     230,654,617       220,745
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (473,708,932)     (220,508)
                                                          --------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (243,054,315)          237
                                                          --------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (237,979,364)   $  (56,151)
                                                          ==============    ==========

                                                                               MORGAN
                                                                               STANLEY        T. ROWE         T. ROWE
                                                                              EMERGING         PRICE           PRICE
                                                                MFS            MARKETS         EQUITY      INTERNATIONAL
                                                             RESEARCH          EQUITY          INCOME          STOCK
                                                         ---------------- ---------------- ------------- ----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $   1,839,900    $   6,652,782    $ 3,501,069   $      37,348
                                                          -------------    -------------    -----------   -------------
 Expenses (Note 3):
  Asset-based charges ..................................      2,783,084        1,359,611      1,648,384       1,598,534
 Less: Reduction for expense limitation ................              -                -              -               -
                                                          -------------    -------------    -----------   -------------
  Net expenses .........................................      2,783,084        1,359,611      1,648,384       1,598,534
                                                          -------------    -------------    -----------   -------------
NET INVESTMENT INCOME (LOSS) ...........................       (943,184)       5,293,171      1,852,685      (1,561,186)
REALIZED AND UNREALIZED GAIN (LOSS) ON                    -------------    -------------    -----------   -------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................     20,339,519      (33,172,267)       688,167       5,095,819
  Realized gain distribution from The Trust ............     17,460,767        2,298,224      6,112,558       9,382,758
                                                          -------------    -------------    -----------   -------------
 Net realized gain (loss) ..............................     37,800,286      (30,874,043)     6,800,725      14,478,577
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (54,772,587)     (23,721,463)     2,895,523     (37,422,909)
                                                          -------------    -------------    -----------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (16,972,301)     (54,595,506)     9,696,248     (22,944,332)
                                                          -------------    -------------    -----------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (17,915,485)   $ (49,302,335)   $11,548,933   $ (24,505,518)
                                                          =============    =============    ===========   =============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,


                                                                           ALLIANCE
                                                                         COMMON STOCK
                                                             -------------------------------------
                                                                     2000               1999
                                                             ------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $     (58,158,989)  $  (63,829,473)
 Net realized gain (loss) on investments ...................      1,913,283,513    1,567,459,196
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (3,236,756,480)     320,673,163
                                                              -----------------   --------------
 Net increase (decrease) in net assets from operations .....     (1,381,631,956)   1,824,302,886
                                                              -----------------   --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................      1,280,547,300      559,831,359
  Transfers from other Funds and Guaranteed Interest
   Account .................................................         77,397,662    1,373,905,485
                                                              -----------------   --------------
   Total ...................................................      1,357,944,962    1,933,736,844
                                                              -----------------   --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........        818,989,610      645,258,965
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      1,012,087,360    1,305,180,800
  Withdrawal and administrative charges ....................         11,461,337        7,166,669
                                                              -----------------   --------------
   Total ...................................................      1,842,538,307    1,957,606,434
                                                              -----------------   --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................       (484,593,345)     (23,869,590)
                                                              -----------------   --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         (6,787,764)      (3,359,970)
                                                              -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     (1,873,013,064)   1,797,073,326
NET ASSETS - BEGINNING OF PERIOD ...........................      9,526,988,852    7,729,915,526
                                                              -----------------   --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $   7,653,975,788   $9,526,988,852
                                                              =================   ==============



                                                                        ALLIANCE
                                                                 CONSERVATIVE INVESTORS                ALLIANCE GLOBAL
                                                             ------------------------------- -----------------------------------
                                                                   2000            1999             2000              1999
                                                             --------------- --------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  3,848,504    $  2,948,749    $  (12,017,642)   $  (10,195,721)
 Net realized gain (loss) on investments ...................     6,975,252       7,523,816       256,175,586       152,370,377
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (7,697,466)        689,307      (452,443,695)      128,133,406
                                                              ------------    ------------    --------------    --------------
 Net increase (decrease) in net assets from operations .....     3,126,290      11,161,872      (208,285,752)      270,308,062
                                                              ------------    ------------    --------------    --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    38,069,938      19,554,473       916,628,120        75,156,941
  Transfers from other Funds and Guaranteed Interest
   Account .................................................     1,127,838      18,725,190        13,493,779       328,119,254
                                                              ------------    ------------    --------------    --------------
   Total ...................................................    39,197,776      38,279,663       930,121,899       403,276,195
                                                              ------------    ------------    --------------    --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........    15,941,151      12,359,171        99,800,944        66,837,255
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    18,209,290      14,458,723       771,118,662       320,264,708
  Withdrawal and administrative charges ....................       230,735         126,838         1,620,201           875,060
                                                              ------------    ------------    --------------    --------------
   Total ...................................................    34,381,176      26,944,732       872,539,807       387,977,023
                                                              ------------    ------------    --------------    --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     4,816,600      11,334,931        57,582,092        15,299,172
                                                              ------------    ------------    --------------    --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................      (230,896)        (56,486)         (159,037)         (355,951)
                                                              ------------    ------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     7,711,994      22,440,317      (150,862,696)      285,251,283
NET ASSETS - BEGINNING OF PERIOD ...........................   142,509,019     120,068,702     1,012,409,729       727,158,446
                                                              ------------    ------------    --------------    --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $150,221,013    $142,509,019    $  861,547,033    $1,012,409,729
                                                              ============    ============    ==============    ==============



                                                                          ALLIANCE
                                                                      GROWTH AND INCOME
                                                             -----------------------------------
                                                                    2000              1999
                                                             ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................   $   (3,956,297)    $ (7,774,963)
 Net realized gain (loss) on investments ...................      171,627,981       84,313,836
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (100,366,232)      39,845,140
                                                               --------------     ------------
 Net increase (decrease) in net assets from operations .....       67,305,452      116,384,013
                                                               --------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................      463,854,905      123,351,766
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       12,319,021      190,419,567
                                                               --------------     ------------
   Total ...................................................      476,173,926      313,771,333
                                                               --------------     ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       87,172,820       54,339,299
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      284,016,801      103,291,011
  Withdrawal and administrative charges ....................        1,545,294          742,582
                                                               --------------     ------------
   Total ...................................................      372,734,915      158,372,892
                                                               --------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      103,439,011      155,398,441
                                                               --------------     ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         (162,670)        (794,427)
                                                               --------------     ------------
INCREASE (DECREASE) IN NET ASSETS ..........................      170,581,793      270,988,027
NET ASSETS - BEGINNING OF PERIOD ...........................      870,753,202      599,765,175
                                                               --------------     ------------
NET ASSETS - END OF PERIOD (Note 1) ........................   $1,041,334,995     $870,753,202
                                                               ==============     ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                           ALLIANCE
                                                                       GROWTH INVESTORS
                                                             ------------------------------------
                                                                    2000              1999
                                                             ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    5,017,979     $    2,886,055
 Net realized gain (loss) on investments ...................      89,681,641        107,166,086
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (185,230,420)       106,086,756
                                                              --------------     --------------
 Net increase (decrease) in net assets from operations .....     (90,530,800)       216,138,897
                                                              --------------     --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     213,231,620         96,197,073
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       8,139,019        116,747,082
                                                              --------------     --------------
   Total ...................................................     221,370,639        212,944,155
                                                              --------------     --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     105,175,311         72,680,626
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      71,173,102         96,645,261
  Withdrawal and administrative charges ....................       1,780,205          1,067,645
                                                              --------------     --------------
   Total ...................................................     178,128,618        170,393,532
                                                              --------------     --------------
 Net Increase (Decrease) in Net Assets From
  Contractowners Transactions ..............................      43,242,021         42,550,623
                                                              --------------     --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         217,342           (781,556)
                                                              --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     (47,071,437)       257,907,964
NET ASSETS - BEGINNING OF PERIOD ...........................   1,100,813,256        842,905,292
                                                              --------------     --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $1,053,741,819     $1,100,813,256
                                                              ==============     ==============



                                                                                                    ALLIANCE INTERMEDIATE
                                                                    ALLIANCE HIGH YIELD             GOVERNMENT SECURITIES
                                                             --------------------------------- -------------------------------
                                                                   2000             1999             2000            1999
                                                             ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  12,238,679    $  16,622,706    $  2,382,470    $  2,186,819
 Net realized gain (loss) on investments ...................    (17,865,281)      (8,256,252)        242,764         302,141
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (8,293,826)     (16,895,279)      1,190,732      (3,147,010)
                                                              -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from operations .....    (13,920,428)      (8,528,825)      3,815,966        (658,050)
                                                              -------------    -------------    ------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     30,203,612       26,936,544      22,467,689      10,803,619
  Transfers from other Funds and Guaranteed Interest
   Account .................................................        897,984       30,740,677       1,236,026      17,510,838
                                                              -------------    -------------    ------------    ------------
   Total ...................................................     31,101,596       57,677,221      23,703,715      28,314,457
                                                              -------------    -------------    ------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     18,339,792       18,107,373       7,382,758       7,077,940
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     39,165,806       66,186,094      24,169,892      16,376,682
  Withdrawal and administrative charges ....................        398,254          262,567         116,711          61,594
                                                              -------------    -------------    ------------    ------------
   Total ...................................................     57,903,852       84,556,034      31,669,361      23,516,216
                                                              -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    (26,802,256)     (26,878,813)     (7,965,646)      4,798,241
                                                              -------------    -------------    ------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         27,637         (118,422)         30,304         (90,814)
                                                              -------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ..........................    (40,695,047)     (35,526,060)     (4,119,376)      4,049,377
NET ASSETS - BEGINNING OF PERIOD ...........................    162,864,200      198,390,260      57,902,717      53,853,340
                                                              -------------    -------------    ------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 122,169,153    $ 162,864,200    $ 53,783,341    $ 57,902,717
                                                              =============    =============    ============    ============



                                                                   ALLIANCE INTERNATIONAL
                                                             ----------------------------------
                                                                    2000             1999
                                                             ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    (1,600,508)   $ (1,860,758)
 Net realized gain (loss) on investments ...................       (4,388,928)     34,071,789
 Change in unrealized appreciation (depreciation) of
  investments ..............................................      (32,056,358)     18,061,228
                                                              ---------------    ------------
 Net increase (decrease) in net assets from operations .....      (38,045,794)     50,272,259
                                                              ---------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    1,213,680,312      21,074,414
  Transfers from other Funds and Guaranteed Interest
   Account .................................................        7,218,818     648,133,522
                                                              ---------------    ------------
   Total ...................................................    1,220,899,130     669,207,936
                                                              ---------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       15,756,335      11,095,235
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    1,191,195,524     667,775,669
  Withdrawal and administrative charges ....................          313,010         186,358
                                                              ---------------    ------------
   Total ...................................................    1,207,264,869     679,057,262
                                                              ---------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................       13,634,261      (9,849,326)
                                                              ---------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................           54,910         115,663
                                                              ---------------    ------------
INCREASE (DECREASE) IN NET ASSETS ..........................      (24,356,623)     40,538,596
NET ASSETS - BEGINNING OF PERIOD ...........................      170,753,625     130,215,029
                                                              ---------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $   146,397,002    $170,753,625
                                                              ===============    ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                    ALLIANCE                        ALLIANCE
                                                                  MONEY MARKET                    QUALITY BOND
                                                         ------------------------------- -------------------------------
                                                               2000            1999            2000            1999
                                                         --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $   6,113,305   $  4,756,137    $  4,359,618    $  3,379,691
 Net realized gain (loss) on investments ...............      3,055,487      1,321,607        (316,765)        510,147
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (1,973,129)    (1,138,368)      4,142,328      (6,837,979)
                                                          -------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from operations .      7,195,662      4,939,376       8,185,181      (2,948,141)
                                                          -------------   ------------    ------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    223,923,330     72,843,109      38,644,398      17,826,110
  Transfers from other Funds and Guaranteed Interest
   Account .............................................     48,568,489    151,517,985       1,575,848      23,994,287
                                                          -------------   ------------    ------------    ------------
   Total ...............................................    272,491,819    224,361,094      40,220,246      41,820,397
                                                          -------------   ------------    ------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     35,575,704     32,264,005      10,370,595       8,423,954
  Transfers to other Funds and Guaranteed Interest
   Account .............................................    247,537,402    161,836,076      32,465,101      25,178,431
  Withdrawal and administrative charges ................        407,646        265,560         162,011          69,431
                                                          -------------   ------------    ------------    ------------
   Total ...............................................    283,520,752    194,365,641      42,997,707      33,671,816
                                                          -------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................    (11,028,933)    29,995,453      (2,777,461)      8,148,581
                                                          -------------   ------------    ------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................       (765,124)       285,634        (191,029)        117,914
                                                          -------------   ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ......................     (4,598,395)    35,220,463       5,216,691       5,318,354
NET ASSETS - BEGINNING OF PERIOD .......................    161,306,580    126,086,117      87,230,714      81,912,360
                                                          -------------   ------------    ------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $ 156,708,185   $161,306,580    $ 92,447,405    $ 87,230,714
                                                          =============   ============    ============    ============



                                                                      ALLIANCE                        CALVERT
                                                                  SMALL CAP GROWTH           SOCIALLY RESPONSIBLE (A)
                                                         ---------------------------------- ---------------------------
                                                                2000             1999            2000          1999
                                                         ----------------- ---------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $    (3,750,852)  $  (1,657,966)   $  194,014    $     (852)
 Net realized gain (loss) on investments ...............      108,561,718      20,167,565       112,362        15,842
 Change in unrealized appreciation (depreciation) of
  investments ..........................................      (94,632,594)     14,165,644      (426,892)      172,185
                                                          ---------------   -------------    ----------    ----------
 Net increase (decrease) in net assets from operations .       10,178,272      32,675,243      (120,515)      187,175
                                                          ---------------   -------------    ----------    ----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................      992,253,235      19,245,738     3,344,568        50,075
  Transfers from other Funds and Guaranteed Interest
   Account .............................................       11,852,937     356,043,363        12,824       454,057
                                                          ---------------   -------------    ----------    ----------
   Total ...............................................    1,004,106,172     375,289,101     3,357,392       504,132
                                                          ---------------   -------------    ----------    ----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....       18,861,682       8,512,986        18,448             -
  Transfers to other Funds and Guaranteed Interest
   Account .............................................      792,368,604     381,010,271     2,151,712        72,191
  Withdrawal and administrative charges ................          431,206         181,537         1,644            54
                                                          ---------------   -------------    ----------    ----------
   Total ...............................................      811,661,492     389,704,794     2,171,804        72,245
                                                          ---------------   -------------    ----------    ----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................      192,444,679     (14,415,693)    1,185,588       431,887
                                                          ---------------   -------------    ----------    ----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................       (1,213,828)        400,260           199     2,000,073
                                                          ---------------   -------------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS ......................      201,409,124      18,659,810     1,065,272     2,619,135
NET ASSETS - BEGINNING OF PERIOD .......................      157,976,940     139,317,130     2,619,135             -
                                                          ---------------   -------------    ----------    ----------
NET ASSETS - END OF PERIOD (Note 1) ....................  $   359,386,064   $ 157,976,940    $3,684,407    $2,619,135
                                                          ===============   =============    ==========    ==========

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                 CAPITAL GUARDIAN          CAPITAL GUARDIAN
                                                                INTERNATIONAL (A)            RESEARCH (A)
                                                             ------------------------ ---------------------------
                                                                 2000         1999         2000          1999
                                                             ------------ ----------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    (707)    $   (75)   $    30,089   $       (96)
 Net realized gain (loss) on investments ...................        576           5        159,917        19,191
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (19,538)      7,708       (103,622)       29,283
                                                              ---------     -------    -----------   -----------
 Net increase (decrease) in net assets from operations .....    (19,669)      7,638         86,384        48,378
                                                              ---------     -------    -----------   -----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     12,374         246     14,929,226       372,085
  Transfers from other Funds and Guaranteed Interest
   Account .................................................     74,647      51,521        143,116       840,605
                                                              ---------     -------    -----------   -----------
   Total ...................................................     87,021      51,767     15,072,342     1,212,690
                                                              ---------     -------    -----------   -----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........      2,736           -        140,260           902
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     22,919           -      9,538,604       351,450
  Withdrawal and administrative charges ....................        108           -          1,794             1
                                                              ---------     -------    -----------   -----------
   Total ...................................................     25,762           -      9,680,658       352,353
                                                              ---------     -------    -----------   -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     61,258      51,767      5,391,684       860,337
                                                              ---------     -------    -----------   -----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................    (23,771)     25,010          5,079        25,206
                                                              ---------     -------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS ..........................     17,818      84,415      5,483,147       933,921
NET ASSETS - BEGINNING OF PERIOD ...........................     84,415           -        933,921             -
                                                              ---------     -------    -----------   -----------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 102,233     $84,415    $ 6,417,068   $   933,921
                                                              =========     =======    ===========   ===========



                                                                  CAPITAL GUARDIAN
                                                                   U.S. EQUITY (A)               EQ/AGGRESSIVE STOCK
                                                             --------------------------- -----------------------------------
                                                                  2000          1999            2000              1999
                                                             ------------- ------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $   38,017    $     (413)   $  (20,624,385)   $  (27,366,731)
 Net realized gain (loss) on investments ...................     159,231         1,378       161,232,145       119,929,575
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (105,299)       74,129      (531,345,040)      376,094,230
                                                              ----------    ----------    --------------    --------------
 Net increase (decrease) in net assets from operations .....      91,949        75,094      (390,737,280)      468,657,074
                                                              ----------    ----------    --------------    --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................   8,068,142       386,988       664,710,988       211,928,010
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       4,995     1,098,135        44,890,186       690,307,548
                                                              ----------    ----------    --------------    --------------
   Total ...................................................   8,073,137     1,485,123       709,601,174       902,235,558
                                                              ----------    ----------    --------------    --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     219,587        17,579       287,111,131       293,091,030
  Transfers to other Funds and Guaranteed Interest
   Account .................................................   4,377,681       133,777       824,120,802     1,138,246,663
  Withdrawal and administrative charges ....................       6,627            13         5,109,096         4,048,698
                                                              ----------    ----------    --------------    --------------
   Total ...................................................   4,603,895       151,369     1,116,341,029     1,435,386,391
                                                              ----------    ----------    --------------    --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................   3,469,242     1,333,754      (406,739,855)     (533,150,833)
                                                              ----------    ----------    --------------    --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................       8,338        25,247        (2,766,376)       (1,296,959)
                                                              ----------    ----------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS ..........................   3,569,529     1,434,095      (800,243,511)      (65,790,718)
NET ASSETS - BEGINNING OF PERIOD ...........................   1,434,095             -     3,103,378,178     3,169,168,896
                                                              ----------    ----------    --------------    --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $5,003,624    $1,434,095    $2,303,134,667    $3,103,378,178
                                                              ==========    ==========    ==============    ==============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                    EQ/ALLIANCE               EQ/ALLIANCE
                                                                PREMIER GROWTH (A)          TECHNOLOGY (B)
                                                         --------------------------------- ----------------
                                                               2000             1999             2000
                                                         ---------------- ----- ---------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $  (1,356,619)    $   (167,569)   $    (541,410)
 Net realized gain (loss) on investments ...............      5,620,276          938,447       (6,101,686)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (73,936,823)      10,413,030      (28,855,317)
                                                          -------------     ------------    -------------
 Net increase (decrease) in net assets from operations .    (69,673,166)      11,183,908      (35,498,413)
                                                          -------------     ------------    -------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    338,423,561       19,961,106      197,822,034
  Transfers from other Funds and Guaranteed Interest
   Account .............................................      5,785,531       94,910,089        2,348,744
                                                          -------------     ------------    -------------
   Total ...............................................    344,209,092      114,871,195      200,170,778
                                                          -------------     ------------    -------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     15,740,651          460,182        1,936,444
  Transfers to other Funds and Guaranteed Interest
   Account .............................................     65,156,445       13,207,345       59,632,730
  Withdrawal and administrative charges ................        332,368            3,650           40,307
                                                          -------------     ------------    -------------
   Total ...............................................     81,229,464       13,671,177       61,609,481
                                                          -------------     ------------    -------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................    262,979,628      101,200,018      138,561,297
                                                          -------------     ------------    -------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................        (42,357)          38,854          437,023
                                                          -------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS ......................    193,264,105      112,422,780      103,499,907
NET ASSETS - BEGINNING OF PERIOD .......................    112,422,780                -                -
                                                          -------------     ------------    -------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $ 305,686,885     $112,422,780    $ 103,499,907
                                                          =============     ============    =============



                                                                EQ/AXP         EQ/AXP STRATEGY
                                                          NEW DIMENSIONS (C)    AGGRESSIVE (C)
                                                         -------------------- -----------------
                                                                 2000                2000
                                                         -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................      $     (604)        $     (922)
 Net realized gain (loss) on investments ...............         (15,727)          (442,565)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................        (218,229)          (285,976)
                                                              ----------         ----------
 Net increase (decrease) in net assets from operations .        (234,560)          (729,462)
                                                              ----------         ----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................       4,401,221          9,574,592
  Transfers from other Funds and Guaranteed Interest
   Account .............................................               -                  -
                                                              ----------         ----------
   Total ...............................................       4,401,221          9,574,592
                                                              ----------         ----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....           9,559             14,978
  Transfers to other Funds and Guaranteed Interest
   Account .............................................         494,657          5,189,067
  Withdrawal and administrative charges ................             127                124
                                                              ----------         ----------
   Total ...............................................         504,343          5,204,169
                                                              ----------         ----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................       3,896,878          4,370,423
                                                              ----------         ----------
 Net increase (decrease) in amount retained by Equitable
  Life in Separate Account A (Note 3) ..................         500,258            500,133
                                                              ----------         ----------
Increase (Decrease) in Net Assets ......................       4,162,576          4,141,093
Net Assets - Beginning of Period .......................               -                  -
                                                              ----------         ----------
NET ASSETS - End of Period (Note 1) ....................      $4,162,576         $4,141,093
                                                              ==========         ==========



                                                                     EQ/BALANCED
                                                         ------------------------------------
                                                                2000              1999
                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $   27,233,011     $   20,181,951
 Net realized gain (loss) on investments ...............     235,919,936        147,624,569
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (295,542,367)        39,004,307
                                                          --------------     --------------
 Net increase (decrease) in net assets from operations .     (32,389,420)       206,810,827
                                                          --------------     --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................     154,129,837         80,322,283
  Transfers from other Funds and Guaranteed Interest
   Account .............................................       5,430,945        117,629,758
                                                          --------------     --------------
   Total ...............................................     159,560,782        197,952,041
                                                          --------------     --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     148,935,184        131,721,182
  Transfers to other Funds and Guaranteed Interest
   Account .............................................     124,362,945        146,487,798
  Withdrawal and administrative charges ................       1,657,899          1,231,936
                                                          --------------     --------------
   Total ...............................................     274,956,029        279,440,916
                                                          --------------     --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................    (115,395,247)       (81,488,875)
                                                          --------------     --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................        (714,552)          (358,009)
                                                          --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ......................    (148,499,218)       124,963,943
NET ASSETS - BEGINNING OF PERIOD .......................   1,447,885,763      1,322,921,820
                                                          --------------     --------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $1,299,386,545     $1,447,885,763
                                                          ==============     ==============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                     EQ EQUITY 500 INDEX              EQ/EVERGREEN (A)
                                                             ----------------------------------- ---------------------------
                                                                    2000              1999            2000          1999
                                                             ----------------- ----------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  (10,659,870)   $   (4,065,878)   $  (16,652)   $     1,510
 Net realized gain (loss) on investments ...................     278,060,096       133,882,444        (8,863)        21,001
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (439,580,620)      118,641,942      (246,813)        16,534
                                                              --------------    --------------    ----------    -----------
 Net increase (decrease) in net assets from operations .....    (172,180,394)      248,458,508      (272,328)        39,045
                                                              --------------    --------------    ----------    -----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     926,074,448       207,110,009     2,547,837        159,057
  Transfers from other Funds and Guaranteed Interest
   Account .................................................      35,515,280       843,228,288        28,380        852,104
                                                              --------------    --------------    ----------    -----------
   Total ...................................................     961,589,728     1,050,338,297     2,576,217      1,011,161
                                                              --------------    --------------    ----------    -----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     139,847,438       110,899,865       110,358          8,783
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     879,420,701       685,337,381       664,713        464,579
  Withdrawal and administrative charges ....................       2,808,620         1,410,369         1,524              2
                                                              --------------    --------------    ----------    -----------
   Total ...................................................   1,022,076,759       797,647,615       776,595        473,364
                                                              --------------    --------------    ----------    -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     (60,487,031)      252,690,682     1,799,622        537,797
                                                              --------------    --------------    ----------    -----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (197,566)       (1,458,118)        2,071         24,886
                                                              --------------    --------------    ----------    -----------
INCREASE (DECREASE) IN NET ASSETS ..........................    (232,864,991)      499,691,072     1,529,365        601,728
NET ASSETS - BEGINNING OF PERIOD ...........................   1,652,694,426     1,153,003,354       601,728              -
                                                              --------------    --------------    ----------    -----------
NET ASSETS - END OF PERIOD (Note 1) ........................  $1,419,829,435    $1,652,694,426    $2,131,093    $   601,728
                                                              ==============    ==============    ==========    ===========



                                                                   EQ/EVERGREEN         EQ/JANUS LARGE
                                                                  FOUNDATION (A)        CAP GROWTH (C)
                                                             ------------------------- ----------------
                                                                  2000         1999          2000
                                                             -------------- ---------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................   $   15,023    $    914    $     (8,913)
 Net realized gain (loss) on investments ...................      (17,757)         63         (73,085)
 Change in unrealized appreciation (depreciation) of
  investments ..............................................      (99,586)      4,261      (1,083,470)
                                                               ----------    --------    ------------
 Net increase (decrease) in net assets from operations .....     (102,320)      5,238      (1,165,468)
                                                               ----------    --------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    3,956,377      14,367      18,672,355
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       13,000     122,112          57,484
                                                               ----------    --------    ------------
   Total ...................................................    3,969,377     136,479      18,729,839
                                                               ----------    --------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       88,134       1,952         173,839
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    1,819,845      11,137       1,367,013
  Withdrawal and administrative charges ....................          383           1           1,532
                                                               ----------    --------    ------------
   Total ...................................................    1,908,362      13,090       1,542,384
                                                               ----------    --------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    2,061,015     123,389      17,187,455
                                                               ----------    --------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        1,429      25,027         501,546
                                                               ----------    --------    ------------
INCREASE (DECREASE) IN NET ASSETS ..........................    1,960,124     153,654      16,523,533
NET ASSETS - BEGINNING OF PERIOD ...........................      153,654           -               -
                                                               ----------    --------    ------------
NET ASSETS - END OF PERIOD (Note 1) ........................   $2,113,778    $153,654    $ 16,523,533
                                                               ==========    ========    ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                        EQ/PUTNAM                        EQ/PUTNAM
                                                                        BALANCED                   GROWTH & INCOME VALUE
                                                             ------------------------------- ---------------------------------
                                                                   2000            1999            2000             1999
                                                             ---------------- -------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    694,310    $    600,374    $     (258,002)  $      (56,141)
 Net realized gain (loss) on investments ...................    (1,210,350)      2,530,297        (1,936,499)       8,563,322
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     3,211,077      (3,992,030)        5,323,529      (11,414,919)
                                                              ------------    ------------    --------------   --------------
 Net increase (decrease) in net assets from operations .....     2,695,037        (861,359)        3,129,028       (2,907,738)
                                                              ------------    ------------    --------------   --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    37,530,497       8,724,210        22,732,727       15,111,566
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       473,972      13,434,909           655,941       21,929,146
                                                              ------------    ------------    --------------   --------------
   Total ...................................................    38,004,469      22,159,119        23,388,668       37,040,712
                                                              ------------    ------------    --------------   --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     3,905,146       2,214,146         8,078,434        5,975,591
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    40,289,968       9,911,791        27,788,273       19,982,421
  Withdrawal and administrative charges ....................        81,894          33,963           173,594           95,368
                                                              ------------    ------------    --------------   --------------
   Total ...................................................    44,277,008      12,159,900        36,040,301       26,053,380
                                                              ------------    ------------    --------------   --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    (6,272,539)      9,999,219       (12,651,633)      10,987,332
                                                              ------------    ------------    --------------   --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (6,069)        (80,011)          (11,203)        (173,782)
                                                              ------------    ------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS ..........................    (3,583,571)      9,057,849        (9,533,808)       7,905,812
NET ASSETS - BEGINNING OF PERIOD ...........................    43,845,686      34,787,837        82,894,604       74,988,792
                                                              ------------    ------------    --------------   --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 40,262,115    $ 43,845,686    $   73,360,796   $   82,894,604
                                                              ============    ============    ==============   ==============



                                                                     EQ/PUTNAM                EQ/PUTNAM
                                                               INTERNATIONAL EQUITY      INVESTORS GROWTH (A)
                                                             ------------------------- ------------------------
                                                                  2000         1999        2000        1999
                                                             ------------- ----------- ----------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $   98,563    $  2,484    $   1,101    $   (121)
 Net realized gain (loss) on investments ...................     132,590       8,208       (7,228)      1,812
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (403,258)     14,312      (88,099)      6,665
                                                              ----------    --------    ---------    --------
 Net increase (decrease) in net assets from operations .....    (172,105)     25,004      (94,226)      8,356
                                                              ----------    --------    ---------    --------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     349,974      21,152      187,275       4,282
  Transfers from other Funds and Guaranteed Interest
   Account .................................................   1,161,348     175,825      318,420     106,618
                                                              ----------    --------    ---------    --------
   Total ...................................................   1,511,322     196,977      505,695     110,900
                                                              ----------    --------    ---------    --------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........      88,642           -       16,542           -
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     199,405           -       90,326           -
  Withdrawal and administrative charges ....................         578           -          272           -
                                                              ----------    --------    ---------    --------
   Total ...................................................     288,625           -      107,140           -
                                                              ----------    --------    ---------    --------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................   1,222,696     196,977      398,555     110,900
                                                              ----------    --------    ---------    --------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         (29)     25,033          (19)     25,019
                                                              ----------    --------    ---------    --------
INCREASE (DECREASE) IN NET ASSETS ..........................   1,050,563     247,014      304,310     144,275
NET ASSETS - BEGINNING OF PERIOD ...........................     247,014           -      144,275           -
                                                              ----------    --------    ---------    --------
NET ASSETS - END OF PERIOD (Note 1) ........................  $1,297,577    $247,014    $ 448,585    $144,275
                                                              ==========    ========    =========    ========

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                                       FI SMALL/MID
                                                              FI MID CAP (C)             CAP VALUE
                                                             ---------------- -------------------------------
                                                                   2000            2000            1999
                                                             ---------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................    $       432    $   (207,388)  $     (910,684)
 Net realized gain (loss) on investments ...................          5,829      (3,851,966)      (7,130,907)
 Change in unrealized appreciation (depreciation) of
  investments ..............................................        290,277       6,102,650        7,537,570
                                                                -----------    ------------   --------------
 Net increase (decrease) in net assets from operations .....        296,538       2,043,295         (504,021)
                                                                -----------    ------------   --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     11,092,595      28,432,248       10,670,794
  Transfers from other Funds and Guaranteed Interest
   Account .................................................         66,726         739,364       18,055,879
                                                                -----------    ------------   --------------
   Total ...................................................     11,159,321      29,171,612       28,726,673
                                                                -----------    ------------   --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........        133,024       5,762,407        4,921,343
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      1,047,121      29,497,451       36,061,195
  Withdrawal and administrative charges ....................          3,688         167,152          117,502
                                                                -----------    ------------   --------------
   Total ...................................................      1,183,833      35,427,010       41,100,040
                                                                -----------    ------------   --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      9,975,488      (6,255,398)     (12,373,367)
                                                                -----------    ------------   --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        501,381         (14,770)         (65,352)
                                                                -----------    ------------   --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     10,773,408      (4,226,873)     (12,942,740)
NET ASSETS - BEGINNING OF PERIOD ...........................              -      77,388,798       90,331,538
                                                                -----------    ------------   --------------
NET ASSETS - END OF PERIOD (Note 1) ........................    $10,773,408    $ 73,161,925   $   77,388,798
                                                                ===========    ============   ==============



                                                               LAZARD LARGE       LAZARD SMALL
                                                              CAP VALUE (A)      CAP VALUE (A)
                                                             --------------- ----------------------
                                                                   2000          2000       1999
                                                             --------------- ----------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................     $   (77)     $  2,032    $    32
 Net realized gain (loss) on investments ...................         (22)        1,160        (21)
 Change in unrealized appreciation (depreciation) of
  investments ..............................................         687         7,033        466
                                                                 -------      --------    -------
 Net increase (decrease) in net assets from operations .....         588        10,225        477
                                                                 -------      --------    -------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................      11,693         9,912        650
  Transfers from other Funds and Guaranteed Interest
   Account .................................................      72,452        98,732     24,205
                                                                 -------      --------    -------
   Total ...................................................      84,145       108,644     24,855
                                                                 -------      --------    -------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........         351        10,025          -
  Transfers to other Funds and Guaranteed Interest
   Account .................................................           -         4,863     10,014
  Withdrawal and administrative charges ....................           -           270          -
                                                                 -------      --------    -------
   Total ...................................................         351        15,158     10,014
                                                                 -------      --------    -------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      83,794        93,486     14,841
                                                                 -------      --------    -------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................           -            93         12
                                                                 -------      --------    -------
INCREASE (DECREASE) IN NET ASSETS ..........................      84,382       103,803     15,330
NET ASSETS - BEGINNING OF PERIOD ...........................           -        15,330          -
                                                                 -------      --------    -------
NET ASSETS - END OF PERIOD (Note 1) ........................     $84,382      $119,133    $15,330
                                                                 =======      ========    =======



                                                                         MERCURY BASIC
                                                                          VALUE EQUITY
                                                              ------------------------------
                                                                  2000             1999
                                                              ------------       -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  4,193,733       $   115,561
 Net realized gain (loss) on investments ...................     9,744,774        10,181,670
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (3,226,719)         (127,488)
                                                              ------------       -----------
 Net increase (decrease) in net assets from operations .....    10,711,788        10,169,743
                                                              ------------       -----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    50,574,092        18,954,806
  Transfers from other Funds and Guaranteed Interest
   Account .................................................     1,577,554        51,439,310
                                                              ------------       -----------
   Total ...................................................    52,151,646        70,394,116
                                                              ------------       -----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     7,505,498         4,950,153
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    34,794,106        36,220,977
  Withdrawal and administrative charges ....................       198,552            75,889
                                                              ------------       -----------
   Total ...................................................    42,498,156        41,247,019
                                                              ------------       -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     9,653,490        29,147,097
                                                              ------------       -----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................       (13,123)          (77,654)
                                                              ------------       -----------
INCREASE (DECREASE) IN NET ASSETS ..........................    20,352,155        39,239,186
NET ASSETS - BEGINNING OF PERIOD ...........................    96,711,501        57,472,315
                                                              ------------       -----------
NET ASSETS - END OF PERIOD (Note 1) ........................  $117,063,656       $96,711,501
                                                              ============       ===========

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                    MERCURY                        MFS EMERGING
                                                                 WORLD STRATEGY                  GROWTH COMPANIES
                                                         ------------------------------ ----------------------------------
                                                               2000           1999             2000             1999
                                                         --------------- -------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $    187,024    $   (34,878)   $     5,074,951    $ (4,720,964)
 Net realized gain (loss) on investments ...............     1,268,304      1,544,420        230,654,617      73,697,445
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (3,246,691)       669,904       (473,708,932)    189,033,575
                                                          ------------    -----------    ---------------    ------------
 Net increase (decrease) in net assets from operations .    (1,791,363)     2,179,446       (237,979,364)    258,010,056
                                                          ------------    -----------    ---------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    22,199,419      1,755,419        972,046,668      99,850,182
  Transfers from other Funds and Guaranteed Interest
   Account .............................................        61,056     17,812,153         24,772,132     412,004,872
                                                          ------------    -----------    ---------------    ------------
   Total ...............................................    22,260,475     19,567,572        996,818,800     511,855,054
                                                          ------------    -----------    ---------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     1,119,612        615,160         64,807,634      24,089,810
  Transfers to other Funds and Guaranteed Interest
   Account .............................................    19,197,479     18,171,482        474,268,003     216,250,323
  Withdrawal and administrative charges ................        30,522         12,610          1,524,160         387,668
                                                          ------------    -----------    ---------------    ------------
   Total ...............................................    20,347,614     18,799,252        540,599,797     240,727,801
                                                          ------------    -----------    ---------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................     1,912,862        768,320        456,219,003     271,127,253
                                                          ------------    -----------    ---------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................    (1,783,198)        (7,305)          (741,137)       (163,969)
                                                          ------------    -----------    ---------------    ------------
INCREASE (DECREASE) IN NET ASSETS ......................    (1,661,699)     2,940,461        217,498,502     528,973,340
NET ASSETS - BEGINNING OF PERIOD .......................    13,982,709     11,042,248        706,225,918     177,252,578
                                                          ------------    -----------    ---------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $ 12,321,010    $13,982,709    $   923,724,420    $706,225,918
                                                          ============    ===========    ===============    ============



                                                                  MFS GROWTH
                                                                WITH INCOME (A)                  MFS RESEARCH
                                                         ----------------------------- ---------------------------------
                                                               2000           1999           2000             1999
                                                         --------------- ------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................   $   (56,388)   $    2,214    $    (943,185)    $ (1,635,715)
 Net realized gain (loss) on investments ...............       220,745        (1,566)      37,800,286       16,934,213
 Change in unrealized appreciation (depreciation) of
  investments ..........................................      (220,508)      123,501      (54,772,587)      14,109,284
                                                           -----------    ----------    -------------     ------------
 Net increase (decrease) in net assets from operations .       (56,151)      124,149      (17,915,485)      29,407,782
                                                           -----------    ----------    -------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    11,570,353       891,850      150,701,714       30,557,735
  Transfers from other Funds and Guaranteed Interest
   Account .............................................       101,513     1,303,993        3,010,468       79,447,062
                                                           -----------    ----------    -------------     ------------
   Total ...............................................    11,671,866     2,195,843      153,712,182      110,004,797
                                                           -----------    ----------    -------------     ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....       190,539        15,682       15,137,810        7,842,822
  Transfers to other Funds and Guaranteed Interest
   Account .............................................     3,515,173       100,983       67,226,037       63,062,485
  Withdrawal and administrative charges ................         5,971            30          383,029          132,468
                                                           -----------    ----------    -------------     ------------
   Total ...............................................     3,711,683       116,695       82,746,876       71,037,775
                                                           -----------    ----------    -------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................     7,960,182     2,079,148       70,965,306       38,967,022
                                                           -----------    ----------    -------------     ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................        13,115        25,205          (24,559)        (131,866)
                                                           -----------    ----------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS ......................     7,917,147     2,228,502       53,025,262       68,242,938
NET ASSETS - BEGINNING OF PERIOD .......................     2,228,502             -      170,641,495      102,398,557
                                                           -----------    ----------    -------------     ------------
NET ASSETS - END OF PERIOD (Note 1) ....................   $10,145,649    $2,228,502    $ 223,666,757     $170,641,495
                                                           ===========    ==========    =============     ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                      MORGAN STANLEY
                                                                 EMERGING MARKETS EQUITY
                                                             --------------------------------
                                                                   2000             1999
                                                             ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    5,293,171   $   (408,713)
 Net realized gain (loss) on investments ...................     (30,874,043)    19,968,622
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (23,721,463)     7,484,816
                                                              --------------   ------------
 Net increase (decrease) in net assets from operations .....     (49,302,335)    27,044,725
                                                              --------------   ------------
From Contractowners Transactions (Note 4):
 Contributions and Transfers:
  Contributions ............................................     466,609,209      7,422,677
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       4,434,761    256,457,729
                                                              --------------   ------------
   Total ...................................................     471,043,970    263,880,406
                                                              --------------   ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       8,283,128      2,295,400
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     413,865,868    230,400,637
  Withdrawal and administrative charges ....................         180,328         25,133
                                                              --------------   ------------
   Total ...................................................     422,329,324    232,721,170
                                                              --------------   ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      48,714,646     31,159,236
                                                              --------------   ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (287,987)    (3,346,947)
                                                              --------------   ------------
INCREASE (DECREASE) IN NET ASSETS ..........................        (875,676)    54,857,014
NET ASSETS - BEGINNING OF PERIOD ...........................      70,941,248     16,084,234
                                                              --------------   ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $   70,065,572   $ 70,941,248
                                                              ==============   ============



                                                                      T. ROWE PRICE                     T. ROWE PRICE
                                                                      EQUITY INCOME                  INTERNATIONAL STOCK
                                                             -------------------------------- ---------------------------------
                                                                   2000             1999            2000             1999
                                                             ---------------- --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $   1,852,685    $    808,550    $  (1,561,186)    $   (732,988)
 Net realized gain (loss) on investments ...................      6,800,725      10,372,141       14,478,577       15,564,826
 Change in unrealized appreciation (depreciation) of
  investments ..............................................      2,895,523      (9,195,970)     (37,422,909)      10,967,057
                                                              -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from operations .....     11,548,933       1,984,721      (24,505,518)      25,798,895
                                                              -------------    ------------    -------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     48,009,490      22,420,408      258,946,846       15,381,272
  Transfers from other Funds and Guaranteed Interest
   Account .................................................        661,528      32,033,807        1,777,615      109,128,680
                                                              -------------    ------------    -------------     ------------
   Total ...................................................     48,671,018      54,454,215      260,724,461      124,509,952
                                                              -------------    ------------    -------------     ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     12,644,086      10,573,400        8,372,303        5,855,141
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     65,621,784      38,746,496      228,741,123      105,733,445
  Withdrawal and administrative charges ....................        251,386         143,698          205,493           94,699
                                                              -------------    ------------    -------------     ------------
   Total ...................................................     78,517,256      49,463,594      237,318,919      111,683,285
                                                              -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    (29,846,238)      4,990,621       23,405,542       12,826,667
                                                              -------------    ------------    -------------     ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (20,215)       (117,973)         (16,114)         (21,952)
                                                              -------------    ------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS ..........................    (18,317,520)      6,857,369       (1,116,090)      38,603,610
NET ASSETS - BEGINNING OF PERIOD ...........................    146,836,293     139,978,924      112,485,497       73,881,887
                                                              -------------    ------------    -------------     ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 128,518,773    $146,836,293    $ 111,369,407     $112,485,497
                                                              =============    ============    =============     ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000


1. General

The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account A (The Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. For periods prior to October 18, 1999, the Alliance portfolios (including EQ/Aggressive, EQ/Balanced, and EQ/Equity 500 Index) were part of the Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQAT. EQAT is an open-end, diversified investment management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

Equitable Life serves as investment manager of EQAT. As such Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Alliance Capital Management L.P. ("Alliance") serves as an investment adviser for the Alliance Portfolios (including EQ/Aggressive, EQ/Alliance Premier Growth, EQ/Alliance Technology, EQ/Equity 500 Index). Alliance is a limited partnership which is directly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc., is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries and AXA Network Insurance Agency of Texas, Inc. (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.

The Account consists of 41 variable investment options:

o Alliance Common Stock
o Alliance Conservative Investors
o Alliance Global
o Alliance Growth and Income
o Alliance Growth Investors
o Alliance High Yield
o Alliance Intermediate Government Securities
o Alliance International
o Alliance Money Market
o Alliance Quality Bond
o Alliance Small Cap Growth
o Calvert Socially Responsible
o Capital Guardian International
o Capital Guardian Research
o Capital Guardian U.S. Equity
o EQ/Aggressive Stock(1)
o EQ/Alliance Premier Growth
o EQ/Alliance Technology
o EQ/AXP New Dimensions
o EQ/AXP Strategy Aggressive
o EQ/Balanced(5) o EQ Equity 500 Index(2)
o EQ/Evergreen
o EQ/Evergreen Foundation
o EQ/Janus Large Cap Growth
o EQ/Putnam Balanced
o EQ/Putnam Growth & Income Value
o EQ/Putnam International Equity
o EQ/Putnam Investors Growth
o FI Mid Cap
o FI Small/Mid Cap Value(3)
o Lazard Large Cap Value
o Lazard Small Cap Value
o Mercury Basic Value Equity(4)
o Mercury World Strategy(6)
o MFS Emerging Growth Companies
o MFS Growth with Income
o MFS Research
o Morgan Stanley Emerging Markets Equity
o T. Rowe Price Equity Income
o T. Rowe Price International Stock

----------
(1) Formerly known as Alliance Aggressive
(2) Formerly known as Alliance Equity Index
(3) Formerly known as Warburg Pincus Small Company Value
(4) Formerly known as Merrill Lynch Basic Value Equity
(5) Formerly known as Alliance Balanced
(6) Formerly known as Merrill Lynch World Strategy

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


1. General (Concluded)

On October 6, 2000 Alliance Equity Index Portfolio acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. The Alliance Equity Index Portfolio was renamed EQ Equity Index Portfolio. For accounting purposes, this transaction is treated as a merger. The BT Equity 500 Index Portfolio was not held by the Account before the substitution. As a result, there was no impact to the Account.

The assets in each variable investment option are invested in Class IA and IB shares of a corresponding portfolio (Portfolio) of a mutual fund of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are also subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a variable investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights. Receivable/payable for policy-related transactions represents amounts receivable/payable to the General Account predominately related to policy-related transactions, premiums, surrenders and death benefits.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies". Adoption of the new requirements is not expected to have a significant impact on the Account's financial position or earnings.

Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and capital gains are declared and distributed by the Trust at the end of the year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT's shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed.


                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


3. Asset Charges

The following charges are made directly against the daily net assets of the Account and are reflected daily in the computation of the accumulation unit values of the Contracts:



                                                MORTALITY AND                     FINANCIAL
                                                EXPENSE RISKS   OTHER EXPENSES   ACCOUNTING     TOTAL
                                               --------------- ---------------- ------------ ----------
EQUI-VEST/MOMENTUM CONTRACTS
----------------------------
Alliance Money Market Fund,
Alliance Balanced Fund
Alliance Common Stock Fund .................   0.65%           0.60%            0.24%        1.49%

All Other Funds ............................   0.50%           0.60%            0.24%        1.34%

MOMENTUM PLUS CONTRACTS - ALL FUNDS ........   1.10%           0.25%               -         1.35%

OLD CONTRACTS
-------------
Common Stock and Money Market Funds ........   0.58%           0.16%               -         0.74%

EQUIPLAN CONTRACTS
------------------
Common Stock and
Intermediate Government Securities Funds ...   0.58%           0.16%               -         0.74%

EQUI-VEST SERIES 300 & Series 400 Contracts
-------------------------------------------
Alliance Money Market Fund
Alliance Common Stock Fund
Alliance Aggressive Stock Fund
Alliance Balanced Fund .....................   1.10%           0.25%               -         1.35%

All Other Funds* ...........................   1.10%           0.24%               -         1.34%

EQUI-VEST SERIES 500 CONTRACTS
------------------------------
All Funds ..................................   1.20%           0.25%               -         1.45%

EQUI-VEST SERIES 600 CONTRACTS
------------------------------
All Funds ..................................   0.95%           0.25%               -         1.20%

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
--------------------------------------
All Funds ..................................   0.70%           0.25%               -         0.95%

EQUI-VEST SERIES 800 CONTRACTS
------------------------------
All Funds ..................................   0.95%           0.25%               -         1.20%

----------
* During 2000 and 1999, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.

The above charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of EQAT ratably with assets attributable to the Contracts.

Since EQAT shares are valued at their net asset value, investment advisory fees and direct operating expenses of EQAT are, in effect, passed on to the Account and are reflected in the computation of the accumulation unit values of the Contracts.

Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100 and 200 Contracts and Momentum Contracts for the Alliance Money Market, the Alliance Common Stock, the EQ/Aggressive Stock, the EQ/Balanced variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts.

Under the Contracts, the total charges may be reallocated among the various expense categories. Equitable Life, however, intends to limit any possible reallocation to include only the expense risks, mortality risks and death benefit charges.

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges

Contributions represent participant contributions under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts (but excludes amounts allocated to the Guaranteed Interest Account, which are reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Contributions also include amounts applied to purchase variable annuities. Transfers are amounts that participants have directed to be moved among the Funds, including permitted transfers to and from the Guaranteed Interest Account, which is part of Equitable Life's General Account and fixed maturity options of Separate Account 48.

Variable annuity payments and death benefits are payments to participants and beneficiaries made under the terms of the Contracts. Withdrawals are amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are the deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts. Administrative charges, if applicable, are deducted annually under EQUI-VEST, EQUIPLAN and Old Contracts and quarterly under Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts.

Accumulation units issued and redeemed during the periods indicated were:

(Acronym BP refers to total Basis Points charged for that product as described in Footnote 3)



                                                                       YEARS ENDED DECEMBER 31,
                                                                       ------------------------
                                                                            2000      1999
                                                                            ----      ----
                                                                            (IN THOUSANDS)
ALLIANCE COMMON STOCK
---------------------
Issued         -   EQUI-VEST Contracts ...................................  2,706     3,241
                   Momentum Contracts ....................................    171       175
                   Momentum Plus Contracts 135 BP ........................    326       429
                   Momentum Plus Contracts 100 BP ........................      1         2
                   Momentum Plus Contracts 90 BP .........................      2         -
                   Old Contracts .........................................      -         -
                   EQUIPLAN Contracts ....................................      -         -
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    441     2,215
                   EQUI-VEST Contracts Series 500 145 BP .................      7        15
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    757       107
                   EQUI-VEST Contracts Series 600 90 BP ..................     33       290
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    283        26

Redeemed       -   EQUI-VEST Contracts ...................................  3,746     3,767
                   Momentum Contracts ....................................    225       214
                   Momentum Plus Contracts 135 BP ........................    124       530
                   Momentum Plus Contracts 100 BP ........................      8        26
                   Momentum Plus Contracts 90 BP .........................      1         -
                   Old Contracts .........................................      3        32
                   EQUIPLAN Contracts ....................................      -         5
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    690     1,521
                   EQUI-VEST Contracts Series 500 145 BP .................      2         1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    159         2
                   EQUI-VEST Contracts Series 600 90 BP ..................     42        56
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     13         -

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                            2000       1999
                                                                            ----       ----
                                                                             (IN THOUSANDS)
ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Issued         -   EQUI-VEST Contracts ...................................    122          -
                   Momentum Contracts ....................................      5          8
                   Momentum Plus Contracts 135 BP ........................     19         34
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........     47        204
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     69          6
                   EQUI-VEST Contracts Series 600 90 BP ..................      1          3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     34          4

Redeemed       -   EQUI-VEST Contracts ...................................    320          -
                   Momentum Contracts ....................................      8          9
                   Momentum Plus Contracts 135 BP ........................      4         56
                   Momentum Plus Contracts 100 BP ........................      -          4
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    152        113
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........      6          -
                   EQUI-VEST Contracts Series 600 90 BP ..................      1          -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      4          -

ALLIANCE GLOBAL
---------------
Issued         -   EQUI-VEST Contracts ...................................  2,300          -
                   Momentum Contracts ....................................     44         45
                   Momentum Plus Contracts 135 BP ........................    100        108
                   Momentum Plus Contracts 100 BP ........................      -          1
                   Momentum Plus Contracts 90 BP .........................      1          1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,396      1,795
                   EQUI-VEST Contracts Series 500 145 BP .................      1          1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    217         23
                   EQUI-VEST Contracts Series 600 90 BP ..................      4         14
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    111          9

Redeemed       -   EQUI-VEST Contracts ...................................  3,719          -
                   Momentum Contracts ....................................     50         45
                   Momentum Plus Contracts 135 BP ........................     42        163
                   Momentum Plus Contracts 100 BP ........................      2          9
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    226      1,681
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     57          3
                   EQUI-VEST Contracts Series 600 90 BP ..................      2          1
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     10          -

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                            2000      1999
                                                                            ----      ----
                                                                            (IN THOUSANDS)
ALLIANCE GROWTH AND INCOME
--------------------------
Issued         -   EQUI-VEST Contracts ...................................  1,083         -
                   Momentum Contracts ....................................     40        46
                   Momentum Plus Contracts 135 BP ........................     82       103
                   Momentum Plus Contracts 100 BP ........................      -         1
                   Momentum Plus Contracts 90 BP .........................      -         1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    458     1,203
                   EQUI-VEST Contracts Series 500 145 BP .................      1         3
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    259        39
                   EQUI-VEST Contracts Series 600 90 BP ..................      4        15
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    138        14

Redeemed       -   EQUI-VEST Contracts ...................................  2,250         -
                   Momentum Contracts ....................................     36        34
                   Momentum Plus Contracts 135 BP ........................     34        95
                   Momentum Plus Contracts 100 BP ........................      2         3
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    965       583
                   EQUI-VEST Contracts Series 500 145 BP .................      1         -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     35         1
                   EQUI-VEST Contracts Series 600 90 BP ..................      3         1
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      7         -

ALLIANCE GROWTH INVESTORS
-------------------------
Issued         -   EQUI-VEST Contracts ...................................    636         -
                   Momentum Contracts ....................................     40        45
                   Momentum Plus Contracts 135 BP ........................     93       121
                   Momentum Plus Contracts 100 BP ........................      -         1
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    110       939
                   EQUI-VEST Contracts Series 500 145 BP .................      1         2
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    215        22
                   EQUI-VEST Contracts Series 600 90 BP ..................      8        20
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     96        10

Redeemed       -   EQUI-VEST Contracts ...................................  1,918         -
                   Momentum Contracts ....................................     42        38
                   Momentum Plus Contracts 135 BP ........................     62       203
                   Momentum Plus Contracts 100 BP ........................      2        10
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  2,540       671
                   EQUI-VEST Contracts Series 500 145 BP .................      -         -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     14         1
                   EQUI-VEST Contracts Series 600 90 BP ..................      4         2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      4         -

                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                            2000     1999
                                                                            ----     ----
                                                                           (IN THOUSANDS)
                                                                            C>
ALLIANCE HIGH YIELD
-------------------
Issued         -   EQUI-VEST Contracts ...................................  130        -
                   Momentum Contracts ....................................   10       12
                   Momentum Plus Contracts 135 BP ........................   25       40
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Old Contracts .........................................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........   27      324
                   EQUI-VEST Contracts Series 500 145 BP .................    -        1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   26        5
                   EQUI-VEST Contracts Series 600 90 BP ..................   11       16
                   EQUI-VEST Express Contracts Series 700 95 BP ..........   20        4

Redeemed       -   EQUI-VEST Contracts ...................................  746        -
                   Momentum Contracts ....................................   13       15
                   Momentum Plus Contracts 135 BP ........................   28       58
                   Momentum Plus Contracts 100 BP ........................    -        5
                   Old Contracts .........................................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  391      490
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    3        -
                   EQUI-VEST Contracts Series 600 90 BP ..................   11       12
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    1        -

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
-------------------------------------------
Issued         -   EQUI-VEST Contracts ...................................  105        -
                   Momentum Contracts ....................................   10       15
                   Momentum Plus Contracts 135 BP ........................   12       22
                   Momentum Plus Contracts 100 BP ........................    -        1
                   EQUIPLAN Contracts ....................................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........   48      185
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   27        1
                   EQUI-VEST Contracts Series 600 90 BP ..................    -        3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    9        3

Redeemed       -   EQUI-VEST Contracts ...................................  310        -
                   Momentum Contracts ....................................   12       13
                   Momentum Plus Contracts 135 BP ........................    4       36
                   Momentum Plus Contracts 100 BP ........................    -        4
                   EQUIPLAN Contracts ....................................    -        1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  107      140
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   12        -
                   EQUI-VEST Contracts Series 600 90 BP ..................    1        -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    1        -

                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)




                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                           2000       1999
                                                                           ----       ----
                                                                           (IN THOUSANDS)
ALLIANCE INTERNATIONAL
----------------------
Issued         -   EQUI-VEST Contracts ...................................  5,628         -
                   Momentum Contracts ....................................     20        15
                   Momentum Plus Contracts 135 BP ........................     57        55
                   Momentum Plus Contracts 100 BP ........................      -         1
                   Momentum Plus Contracts 90 BP .........................      1         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  2,421     5,205
                   EQUI-VEST Contracts Series 500 145 BP .................     56        15
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     78         5
                   EQUI-VEST Contracts Series 600 90 BP ..................      2         5
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     71         1

Redeemed       -   EQUI-VEST Contracts ...................................  5,978         -
                   Momentum Contracts ....................................     18        14
                   Momentum Plus Contracts 135 BP ........................     37        58
                   Momentum Plus Contracts 100 BP ........................      2         2
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,969     5,250
                   EQUI-VEST Contracts Series 500 145 BP .................     56        14
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     45         2
                   EQUI-VEST Contracts Series 600 90 BP ..................      2         1
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     39         -

ALLIANCE MONEY MARKET
---------------------
Issued         -   EQUI-VEST Contracts ...................................  2,528     1,602
                   Momentum Contracts ....................................    468       675
                   Momentum Plus Contracts 135 BP ........................    393       522
                   Momentum Plus Contracts 100 BP ........................      1         1
                   Old Contracts .........................................      -         -
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    380       734
                   EQUI-VEST Contracts Series 500 145 BP .................      -         1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    130        26
                   EQUI-VEST Contracts Series 600 90 BP ..................      7         5
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    437        47

Redeemed       -   EQUI-VEST Contracts ...................................  2,724     1,345
                   Momentum Contracts ....................................    551       573
                   Momentum Plus Contracts 135 BP ........................    332       513
                   Momentum Plus Contracts 100 BP ........................      -         9
                   Old Contracts .........................................      -         -
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    304       636
                   EQUI-VEST Contracts Series 500 145 BP .................      -         1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     89         9
                   EQUI-VEST Contracts Series 600 90 BP ..................      6         3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    341         4

                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                          YEARS ENDED DECEMBER 31,
                                                                          ------------------------
                                                                             2000       1999
                                                                             ----       ----
                                                                             (IN THOUSANDS)
ALLIANCE QUALITY BOND
---------------------
Issued         -   EQUI-VEST Contracts ...................................    161          -
                   Momentum Contracts ....................................      6          7
                   Momentum Plus Contracts 135 BP ........................     19         27
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Old Contracts .........................................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........     74        287
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     35          4
                   EQUI-VEST Contracts Series 600 90 BP ..................      1          3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     23          4

Redeemed       -   EQUI-VEST Contracts ...................................    485          -
                   Momentum Contracts ....................................      6          7
                   Momentum Plus Contracts 135 BP ........................     15         33
                   Momentum Plus Contracts 100 BP ........................      -          1
                   Old Contracts .........................................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    194        222
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     12          -
                   EQUI-VEST Contracts Series 600 90 BP ..................      -          2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      1          -

ALLIANCE SMALL CAP GROWTH
-------------------------
Issued         -   EQUI-VEST Contracts ...................................  4,215          -
                   Momentum Contracts ....................................     31         24
                   Momentum Plus Contracts 135 BP ........................     59         40
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,167      3,124
                   EQUI-VEST Contracts Series 500 145 BP .................      1          1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    163          3
                   EQUI-VEST Contracts Series 600 90 BP ..................     10          7
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     67          1

Redeemed       -   EQUI-VEST Contracts ...................................  3,874          -
                   Momentum Contracts ....................................     17         15
                   Momentum Plus Contracts 135 BP ........................     19         48
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Momentum Plus Contracts 90 BP .........................      -          1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    590      3,249
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     67          1
                   EQUI-VEST Contracts Series 600 90 BP ..................      3          2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      5          -

                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                              YEARS ENDED DECEMBER 31,
                                                                              ------------------------
                                                                                   2000     1999
                                                                                   ----     ----
                                                                                   (IN THOUSANDS)
CALVERT SOCIALLY RESPONSIBLE
----------------------------
Issued                -   EQUI-VEST Contracts ...................................   31       -
                          Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    -       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    -       5
                          EQUI-VEST Contracts Series 500 145 BP .................    -       -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -       -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -       -

Redeemed              -   EQUI-VEST Contracts ...................................   20       -
                          Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    -       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    -       1
                          EQUI-VEST Contracts Series 500 145 BP .................    -       -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -       -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -       -

CAPITAL GUARDIAN INTERNATIONAL
------------------------------
Issued                -   Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    1       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
Redeemed              -
                          Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    -       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -

CAPITAL GUARDIAN RESEARCH
-------------------------
Issued                -   EQUI-VEST Contracts ...................................   99       -
                          Momentum Contracts ....................................    1       -
                          Momentum Plus Contracts 135 BP ........................    1       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   19      11
                          EQUI-VEST Contracts Series 500 145 BP .................    -       -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   12       1
                          EQUI-VEST Contracts Series 600 90 BP ..................    -       -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    4       -

                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                              YEARS ENDED DECEMBER 31,
                                                                              ------------------------
                                                                                    2000       1999
                                                                                    ----       ----
                                                                                    (IN THOUSANDS)
CAPITAL GUARDIAN RESEARCH (CONCLUDED)
-------------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................     69          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     13          3
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      4          -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -          -

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Issued                -   EQUI-VEST Contracts ...................................     50          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     12         14
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     12          1
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      3          -

Redeemed              -   EQUI-VEST Contracts ...................................     34          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      8          2
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      2          -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -          -

EQ/AGGRESSIVE STOCK
-------------------
Issued                -   EQUI-VEST Contracts ...................................  4,591      5,110
                          Momentum Contracts ....................................    514        523
                          Momentum Plus Contracts 135 BP ........................    266        362
                          Momentum Plus Contracts 100 BP ........................      -          2
                          Momentum Plus Contracts 90 BP .........................      1          2
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........    771      1,918
                          EQUI-VEST Contracts Series 500 145 BP .................      1          3
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    222         19
                          EQUI-VEST Contracts Series 600 90 BP ..................     19        160
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     26          3

                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000      1999
                                                                                   ----      ----
                                                                                   (IN THOUSANDS)
EQ/AGGRESSIVE STOCK (CONCLUDED)
-------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................  7,735     9,798
                          Momentum Contracts ....................................    695       717
                          Momentum Plus Contracts 135 BP ........................    114       446
                          Momentum Plus Contracts 100 BP ........................      7        29
                          Momentum Plus Contracts 90 BP .........................      1         2
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........    807     2,280
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    168         1
                          EQUI-VEST Contracts Series 600 90 BP ..................     20        34
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      2         -

EQ/ALLIANCE PREMIER GROWTH
--------------------------
Issued                -   EQUI-VEST Contracts ...................................  1,938         -
                          Momentum Contracts ....................................     39        13
                          Momentum Plus Contracts 135 BP ........................     29         6
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      1         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    440     1,016
                          EQUI-VEST Contracts Series 500 145 BP .................      1         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    355        37
                          EQUI-VEST Contracts Series 600 90 BP ..................      5         1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    228        21

Redeemed              -   EQUI-VEST Contracts ...................................    590         -
                          Momentum Contracts ....................................     11         -
                          Momentum Plus Contracts 135 BP ........................      3         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     80       129
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     42         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      7         -

EQ/ALLIANCE TECHNOLOGY
----------------------
Issued                -   EQUI-VEST Contracts ...................................  1,386         -
                          Momentum Contracts ....................................     18         -
                          Momentum Plus Contracts 135 BP ........................     12         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    630         -
                          EQUI-VEST Contracts Series 500 145 BP .................      1         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    145         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      7         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     99         -

                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000     1999
                                                                                   ----     ----
                                                                                   (IN THOUSANDS)
EQ/ALLIANCE TECHNOLOGY (CONCLUDED)
----------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................  549        -
                          Momentum Contracts ....................................    1        -
                          Momentum Plus Contracts 135 BP ........................    1        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........  154        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   17        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    2        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    7        -

EQ/AXP NEW DIMENSIONS
---------------------
Issued                -   EQUI-VEST Contracts ...................................   33        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   14        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    2        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    2        -

Redeemed              -   EQUI-VEST Contracts ...................................    4        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    1        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/AXP STRATEGY AGGRESSIVE
--------------------------
Issued                -   EQUI-VEST Contracts ...................................  124        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   11        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    2        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    6        -

                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000        1999
                                                                                   ----        ----
                                                                                   (IN THOUSANDS)

EQ/AXP STRATEGY AGGRESSIVE (CONCLUDED)
--------------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................     79          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      1          -
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      -          -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -          -

EQ/BALANCED
-----------
Issued                -   EQUI-VEST Contracts ...................................  2,002      2,547
                          Momentum Contracts ....................................    118        198
                          Momentum Plus Contracts 135 BP ........................     89        130
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          1
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........     93        279
                          EQUI-VEST Contracts Series 500 145 BP .................      1          1
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    114         12
                          EQUI-VEST Contracts Series 600 90 BP ..................      6         74
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     33        368

Redeemed              -   EQUI-VEST Contracts ...................................  4,010      4,474
                          Momentum Contracts ....................................    261        319
                          Momentum Plus Contracts 135 BP ........................     15        183
                          Momentum Plus Contracts 100 BP ........................      1         10
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........    115        334
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     24          1
                          EQUI-VEST Contracts Series 600 90 BP ..................      5          9
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      1        366

EQ EQUITY 500 INDEX
-------------------
Issued                -   EQUI-VEST Contracts ...................................  1,833          -
                          Momentum Contracts ....................................     81         92
                          Momentum Plus Contracts 135 BP ........................    143        195
                          Momentum Plus Contracts 100 BP ........................      -          1
                          Momentum Plus Contracts 90 BP .........................      1          1
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    914      3,313
                          EQUI-VEST Contracts Series 500 145 BP .................      3          7
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    348         52
                          EQUI-VEST Contracts Series 600 90 BP ..................     28         68
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     80         10

                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000      1999
                                                                                   ----      ----
                                                                                   (IN THOUSANDS)
EQ EQUITY 500 INDEX (CONCLUDED)
-------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................  4,413         -
                          Momentum Contracts ....................................     90        55
                          Momentum Plus Contracts 135 BP ........................     76       174
                          Momentum Plus Contracts 100 BP ........................      3         7
                          Momentum Plus Contracts 90 BP .........................      -         1
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,433     2,540
                          EQUI-VEST Contracts Series 500 145 BP .................      1         1
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    140         2
                          EQUI-VEST Contracts Series 600 90 BP ..................     26        15
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      9         1

EQ/EVERGREEN FOUNDATION
-----------------------
Issued                -   EQUI-VEST Contracts ...................................     24         -
                          Momentum Contracts ....................................      -         -
                          Momentum Plus Contracts 135 BP ........................      -         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      8         1
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      3         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      3         -

Redeemed              -   EQUI-VEST Contracts ...................................     11         -
                          Momentum Contracts ....................................      -         -
                          Momentum Plus Contracts 135 BP ........................      -         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      7         -
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      1         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -         -
EQ/EVERGREEN
------------
Issued                -   EQUI-VEST Contracts ...................................     19         -
                          Momentum Contracts ....................................      -         -
                          Momentum Plus Contracts 135 BP ........................      -         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      1        10
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      3         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      1         -

                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000      1999
                                                                                   ----      ----
                                                                                   (IN THOUSANDS)
EQ/EVERGREEN (CONCLUDED)
------------------------
Redeemed              -   EQUI-VEST Contracts ...................................    8        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    -        5
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/JANUS LARGE CAP GROWTH
-------------------------
Issued                -   EQUI-VEST Contracts ...................................  132        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   51        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   13        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   12        -

Redeemed              -   EQUI-VEST Contracts ...................................   11        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    5        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    1        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/PUTNAM BALANCED
------------------
Issued                -   EQUI-VEST Contracts ...................................  209        -
                          Momentum Contracts ....................................    2        2
                          Momentum Plus Contracts 135 BP ........................    7        6
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   59      163
                          EQUI-VEST Contracts Series 500 145 BP .................    -        1
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   28        3
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    5        -

                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                       YEARS ENDED DECEMBER 31,
                                                                       -----------------------
                                                                           2000      1999
                                                                           ----      ----
                                                                           (IN THOUSANDS)
EQ/PUTNAM BALANCED (CONCLUDED)
------------------------------
Redeemed       -   EQUI-VEST Contracts ...................................  444        -
                   Momentum Contracts ....................................    1        -
                   Momentum Plus Contracts 135 BP ........................    3        2
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  111       94
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   21        -
                   EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/PUTNAM GROWTH & INCOME VALUE
--------------------------------
Issued         -   EQUI-VEST Contracts ...................................  128        -
                   Momentum Contracts ....................................    4        3
                   Momentum Plus Contracts 135 BP ........................   10       13
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........   31      262
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   19        3
                   EQUI-VEST Contracts Series 600 90 BP ..................    1        2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    6        -

Redeemed       -   EQUI-VEST Contracts ...................................  583        -
                   Momentum Contracts ....................................    3        -
                   Momentum Plus Contracts 135 BP ........................    4        3
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  297      195
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    5        -
                   EQUI-VEST Contracts Series 600 90 BP ..................    1        -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/PUTNAM INTERNATIONAL EQUITY
------------------------------
Issued         -   Momentum Contracts ....................................    8        1
                   Momentum Plus Contracts 135 BP ........................    4        -
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -

Redeemed       -   Momentum Contracts ....................................    2        -
                   Momentum Plus Contracts 135 BP ........................    1        -
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -

                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                             YEARS ENDED DECEMBER 31,
                                                                             ------------------------
                                                                                   2000     1999
                                                                                  ------   -----
                                                                                  (IN THOUSANDS)
EQ/PUTNAM INVESTORS GROWTH
--------------------------
Issued               --   Momentum Contracts ....................................    2        1
                          Momentum Plus Contracts 135 BP ........................    3       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

Redeemed             --   Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................    1       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

FI MID CAP
----------
Issued               --   EQUI-VEST Contracts ...................................   68       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   30       --
                          EQUI-VEST Contracts Series 500 145 BP .................   --       --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    9       --
                          EQUI-VEST Contracts Series 600 90 BP ..................   --       --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    7       --

Redeemed             --   EQUI-VEST Contracts ...................................    7       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    5       --
                          EQUI-VEST Contracts Series 500 145 BP .................   --       --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   --       --
                          EQUI-VEST Contracts Series 600 90 BP ..................   --       --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   --       --

FI SMALL/MID CAP VALUE
----------------------
Issued               --   EQUI-VEST Contracts ...................................  202       --
                          Momentum Contracts ....................................    4        4
                          Momentum Plus Contracts 135 BP ........................   11       10
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   48      273
                          EQUI-VEST Contracts Series 500 145 BP .................   --        3
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   17        1
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        3
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   12        1

                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                             YEARS ENDED DECEMBER 31,
                                                                             ------------------------
                                                                                   2000     1999
                                                                                  ------   ------
                                                                                  (IN THOUSANDS)
FI SMALL/MID CAP VALUE (CONCLUDED)
----------------------------------
Redeemed             --   EQUI-VEST Contracts ...................................  663       --
                          Momentum Contracts ....................................    2        1
                          Momentum Plus Contracts 135 BP ........................    6        5
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........  321      410
                          EQUI-VEST Contracts Series 500 145 BP .................   --        3
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    5       --
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   --       --

LAZARD LARGE CAP VALUE
----------------------
Issued               --   EQUI-VEST Contracts ...................................   --       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

Redeemed             --   EQUI-VEST Contracts ...................................   --       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

LAZARD SMALL CAP VALUE
----------------------
Issued               --   Momentum Contracts ....................................    1       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

Redeemed             --   Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

MERCURY BASIC VALUE EQUITY
--------------------------
Issued               --   EQUI-VEST Contracts ...................................  221       --
                          Momentum Contracts ....................................    6        6
                          Momentum Plus Contracts 135 BP ........................   18       20
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   52      451
                          EQUI-VEST Contracts Series 500 145 BP .................   --       --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   42        7
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        3
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   29        5

                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                    2000       1999
                                                                                  --------   --------
                                                                                    (IN THOUSANDS)
MERCURY BASIC VALUE EQUITY (CONCLUDED)
--------------------------------------
Redeemed             --   EQUI-VEST Contracts ...................................    470         --
                          Momentum Contracts ....................................      3          3
                          Momentum Plus Contracts 135 BP ........................      8          7
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    212        278
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      8         --
                          EQUI-VEST Contracts Series 600 90 BP ..................     --          1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      2         --

MERCURY WORLD STRATEGY
----------------------
Issued               --   EQUI-VEST Contracts ...................................    114         --
                          Momentum Contracts ....................................     --          1
                          Momentum Plus Contracts 135 BP ........................      2          1
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     51        165
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      6          1
                          EQUI-VEST Contracts Series 600 90 BP ..................     --          1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      5         --

Redeemed             --   EQUI-VEST Contracts ...................................    142         --
                          Momentum Contracts ....................................     --         --
                          Momentum Plus Contracts 135 BP ........................      1         --
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     17        161
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      1         --
                          EQUI-VEST Contracts Series 600 90 BP ..................     --         --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     --         --

MFS EMERGING GROWTH COMPANIES
-----------------------------
Issued               --   EQUI-VEST Contracts ...................................  2,892         --
                          Momentum Contracts ....................................     45         33
                          Momentum Plus Contracts 135 BP ........................    138        111
                          Momentum Plus Contracts 100 BP ........................     --          1
                          Momentum Plus Contracts 90 BP .........................      1         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    344      2,613
                          EQUI-VEST Contracts Series 500 145 BP .................      3          4
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    284         37
                          EQUI-VEST Contracts Series 600 90 BP ..................     15         11
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    172         17

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Continued)


                                                                              YEARS ENDED DECEMBER 31,
                                                                              ------------------------
                                                                                    2000      1999
                                                                                  -------   --------
                                                                                    (IN THOUSANDS)
MFS EMERGING GROWTH COMPANIES (CONCLUDED)
-----------------------------------------
Redeemed             --   EQUI-VEST Contracts ...................................  2,597        --
                          Momentum Contracts ....................................     19         5
                          Momentum Plus Contracts 135 BP ........................     14        31
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    654     1,276
                          EQUI-VEST Contracts Series 500 145 BP .................      1        --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     32         2
                          EQUI-VEST Contracts Series 600 90 BP ..................      5         4
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      8        --
MFS GROWTH WITH INCOME
----------------------
Issued               --   EQUI-VEST Contracts ...................................     68        --
                          Momentum Contracts ....................................      1        --
                          Momentum Plus Contracts 135 BP ........................      1        --
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     16        19
                          EQUI-VEST Contracts Series 500 145 BP .................     --        --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     16         3
                          EQUI-VEST Contracts Series 600 90 BP ..................     --        --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     12         1

Redeemed             --   EQUI-VEST Contracts ...................................     19        --
                          Momentum Contracts ....................................     --        --
                          Momentum Plus Contracts 135 BP ........................     --        --
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     14         1
                          EQUI-VEST Contracts Series 500 145 BP .................     --        --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      2        --
                          EQUI-VEST Contracts Series 600 90 BP ..................     --        --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     --        --
MFS RESEARCH
------------
Issued               --   EQUI-VEST Contracts ...................................    523        --
                          Momentum Contracts ....................................     10         7
                          Momentum Plus Contracts 135 BP ........................     29        31
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    221       706
                          EQUI-VEST Contracts Series 500 145 BP .................      1         2
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     92         6
                          EQUI-VEST Contracts Series 600 90 BP ..................      2         6
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     54         3

                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                                               ------------------------
                                                                                    2000       1999
                                                                                  --------   --------
                                                                                    (IN THOUSANDS)
MFS RESEARCH (CONCLUDED)
------------------------
Redeemed             --   EQUI-VEST Contracts ...................................    695         --
                          Momentum Contracts ....................................      7          3
                          Momentum Plus Contracts 135 BP ........................      9          8
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    249        466
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     14         --
                          EQUI-VEST Contracts Series 600 90 BP ..................      1          2
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      1         --

MORGAN STANLEY EMERGING MARKETS EQUITY
--------------------------------------
Issued               --   EQUI-VEST Contracts ...................................  3,837         --
                          Momentum Contracts ....................................     19          7
                          Momentum Plus Contracts 135 BP ........................     28         14
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    636      3,334
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     52          7
                          EQUI-VEST Contracts Series 600 90 BP ..................      3          4
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     90          1

Redeemed             --   EQUI-VEST Contracts ...................................  3,669         --
                          Momentum Contracts ....................................      9          1
                          Momentum Plus Contracts 135 BP ........................     12          4
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    468      2,961
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     15          2
                          EQUI-VEST Contracts Series 600 90 BP ..................      3          2
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     63         --

T. ROWE PRICE EQUITY INCOME
---------------------------
Issued               --   EQUI-VEST Contracts ...................................    268         --
                          Momentum Contracts ....................................      4          5
                          Momentum Plus Contracts 135 BP ........................     15         24
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     61        368
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     22          3
                          EQUI-VEST Contracts Series 600 90 BP ..................      1          6
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      7          2

                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Concluded)


                                                                          YEARS ENDED DECEMBER 31,
                                                                          ------------------------
                                                                              2000      1999
                                                                            -------   --------
                                                                              (IN THOUSANDS)
T. ROWE PRICE EQUITY INCOME (CONCLUDED)
---------------------------------------
Redeemed       --   EQUI-VEST Contracts ...................................  1,097        --
                    Momentum Contracts ....................................      3         1
                    Momentum Plus Contracts 135 BP ........................      2         3
                    Momentum Plus Contracts 100 BP ........................     --        --
                    Momentum Plus Contracts 90 BP .........................     --        --
                    EQUI-VEST Contracts Series 300 & 400 134 BP ...........    521       366
                    EQUI-VEST Contracts Series 500 145 BP .................     --        --
                    EQUI-VEST Contracts Series 600 & 800 120 BP ...........     13        --
                    EQUI-VEST Contracts Series 600 90 BP ..................      2         1
                    EQUI-VEST Express Contracts Series 700 95 BP ..........      1        --

T. ROWE PRICE INTERNATIONAL STOCK
---------------------------------
Issued         --   EQUI-VEST Contracts ...................................  1,230        --
                    Momentum Contracts ....................................      9         4
                    Momentum Plus Contracts 135 BP ........................     17        17
                    Momentum Plus Contracts 100 BP ........................     --        --
                    Momentum Plus Contracts 90 BP .........................     --        --
                    EQUI-VEST Contracts Series 300 & 400 134 BP ...........    633     1,050
                    EQUI-VEST Contracts Series 500 145 BP .................     10         1
                    EQUI-VEST Contracts Series 600 & 800 120 BP ...........     69         4
                    EQUI-VEST Contracts Series 600 90 BP ..................      3         3
                    EQUI-VEST Express Contracts Series 700 95 BP ..........     52         3

Redeemed       --   EQUI-VEST Contracts ...................................  1,467        --
                    Momentum Contracts ....................................      4        --
                    Momentum Plus Contracts 135 BP ........................      5         6
                    Momentum Plus Contracts 100 BP ........................     --        --
                    Momentum Plus Contracts 90 BP .........................     --        --
                    EQUI-VEST Contracts Series 300 & 400 134 BP ...........    289       956
                    EQUI-VEST Contracts Series 500 145 BP .................     10        --
                    EQUI-VEST Contracts Series 600 & 800 120 BP ...........     30        --
                    EQUI-VEST Contracts Series 600 90 BP ..................      1        --
                    EQUI-VEST Express Contracts Series 700 95 BP ..........     12        --


                                     FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets

Net assets consist of net assets attributable to: (i) Contracts in the accumulation period, which are represented by Contract accumulation units outstanding multiplied by net unit values and (ii) actuarial reserves and other liabilities attributable to Contracts in the payout period which are not represented by accumulation units or unit values.

Listed below are components of net ASSETS:



                                                     ALLIANCE        ALLIANCE
                                                      COMMON       CONSERVATIVE     ALLIANCE
                                                       STOCK         INVESTORS       GLOBAL
                                                 --------------- --------------  --------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $5,321,522,200    $37,904,200   $384,274,170
Net assets attributable to Old Contracts in
 accumulation period ...........................      89,293,073             --             --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............      28,570,072             --             --
Net assets attributable to Momentum
 Contracts in accumulation period ..............     169,160,145             --     30,175,166
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........     219,286,762     10,528,333     53,968,899
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........       1,922,836            580        332,908
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........       1,886,999             --        690,856
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................   1,651,111,756     85,058,835    358,694,897
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       2,585,673         34,467        272,010
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................      75,549,815      7,778,646     19,457,374
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      24,721,107        477,597      1,647,915
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................      27,872,376      3,652,005     10,507,006
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................      39,945,828      1,490,762      1,442,817
                                                  --------------   ------------   ------------
                                                  $7,653,428,641   $150,172,914   $861,464,018
                                                  ==============   ============   ============



                                                      ALLIANCE          ALLIANCE         ALLIANCE
                                                       GROWTH            GROWTH            HIGH
                                                     AND INCOME        INVESTORS          YIELD
                                                  --------------   ----------------  ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............   $ 439,502,738     $ 431,288,125    $ 42,988,195
Net assets attributable to Old Contracts in
 accumulation period ...........................              --                --              --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............              --                --              --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      30,320,152        33,737,968       4,063,663
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........      49,199,311        70,484,711       9,079,715
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........         427,113           777,358          16,788
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........         504,054           464,553              --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................     462,455,301       472,736,159      60,488,233
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................         643,668           346,386          60,235
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................      33,815,267        25,958,881       2,147,972
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       2,062,525         2,625,852         371,691
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................      16,253,162        10,469,253       2,059,598
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       5,901,119         4,336,751         554,518
                                                  --------------    --------------    ------------
                                                  $1,041,084,410    $1,053,225,997    $121,830,609
                                                  ==============    ==============    ============


                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (Continued)


                                                         ALLIANCE
                                                       INTERMEDIATE          ALLIANCE
                                                  GOVERNMENT SECURITIES   INTERNATIONAL
                                                 ----------------------- ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............       $16,113,818         $ 69,904,228
Net assets attributable to Old Contracts in
 accumulation period ...........................                --                  --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............         2,580,427                  --
Net assets attributable to Momentum
 Contracts in accumulation period ..............         1,603,064           4,759,008
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........         4,365,732           8,375,780
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........             1,023             101,264
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........                --             210,854
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................        25,507,395          55,075,241
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................            25,402              86,221
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................         1,727,587           3,407,493
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................           311,147             394,951
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................         1,128,968           3,145,860
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................            41,241             730,423
                                                       -----------        ------------
                                                       $53,405,804        $146,191,322
                                                       ===========        ============



                                                     ALLIANCE       ALLIANCE      ALLIANCE       CALVERT
                                                      MONEY         QUALITY       SMALL CAP     SOCIALLY
                                                      MARKET          BOND         GROWTH      RESPONSIBLE
                                                 --------------- ------------- -------------- ------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $ 48,339,051    $31,456,532   $193,905,526   $1,533,730
Net assets attributable to Old Contracts in
 accumulation period ...........................     3,942,144             --             --           --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............            --             --             --           --
Net assets attributable to Momentum
 Contracts in accumulation period ..............    12,776,862      2,055,320      8,442,210       13,952
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........    30,224,802      5,387,919      8,113,558        7,067
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........       306,423         14,304         23,952           --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........            --             --        172,215           --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................    38,791,339     46,874,939    124,953,235           --
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................         8,736         31,405        247,511           --
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................     6,315,082      2,957,180     12,100,972        1,006
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       311,220        220,897      1,486,703       28,747
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................    14,808,229      2,880,698      9,253,023           --
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       828,297        483,154        634,962           --
                                                  ------------    -----------   ------------   ----------
                                                  $156,652,185    $92,362,347   $359,333,867   $1,584,502
                                                  ============    ===========   ============   ==========


                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                     CAPITAL        CAPITAL      CAPITAL
                                                     GUARDIAN      GUARDIAN      GUARDIAN
                                                  INTERNATIONAL    RESEARCH    U.S. EQUITY
                                                 --------------- ------------ -------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............     $     --     $2,886,621   $2,092,888
Net assets attributable to Old Contracts in
 accumulation period ...........................           --             --           --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............           --             --           --
Net assets attributable to Momentum
 Contracts in accumulation period ..............       48,750         95,405       15,020
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........       52,291         63,478        5,258
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........           --             --           --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........           --             --           --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................           --      1,969,815    1,403,619
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................           --          3,285           --
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................           --        963,483    1,141,170
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................           --             --           --
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................           --        404,750      309,027
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................           --             --           --
                                                     --------     ----------   ----------
                                                     $101,041     $6,386,835   $4,966,982
                                                     ========     ==========   ==========



                                                                    EQ/ALLIANCE
                                                   EQ/AGGRESSIVE      PREMIER      EQ/ALLIANCE
                                                       STOCK          GROWTH        TECHNOLOGY
                                                 ---------------- -------------- ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $1,645,175,711   $142,542,991   $ 55,316,865
Net assets attributable to Old Contracts in
 accumulation period ...........................              --             --             --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............              --             --             --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      92,999,128      3,866,874      1,146,086
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........     114,730,888      2,172,830        650,561
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........         357,129         13,404             --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........         974,511         94,642             --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................     423,248,722    100,684,829     31,435,390
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................         385,147        124,512         38,414
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................       6,470,035     32,827,214      8,447,749
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      11,533,596        560,497        329,694
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................       2,690,920     22,750,202      6,099,851
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       4,438,536             --             --
                                                  --------------   ------------   ------------
                                                  $2,303,004,323   $305,637,994   $103,464,610
                                                  ==============   ============   ============


                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                                 EQ/AXP
                                                  EQ/AXP NEW    STRATEGY          EQ/
                                                  DIMENSIONS   AGGRESSIVE      BALANCED
                                                 ------------ ------------ ----------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $2,337,053   $2,804,801   $1,043,119,617
Net assets attributable to Old Contracts in
 accumulation period ...........................          --           --               --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............          --           --               --
Net assets attributable to Momentum
 Contracts in accumulation period ..............          --           --       36,931,393
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........          --           14       43,705,383
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........          --           --           17,328
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........          --           --          266,540
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................   1,078,079      579,394      150,840,638
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................          --           --          262,777
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................     143,453       99,119       11,647,574
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      20,126       15,870        7,744,066
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................     167,075      334,873        3,654,814
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................          --           --        1,139,746
                                                  ----------   ----------   --------------
                                                  $3,745,786   $3,834,072   $1,299,329,876
                                                  ==========   ==========   ==============



                                                         EQ
                                                     EQUITY500                     EQ/EVERGREEN
                                                       INDEX        EQ/EVERGREEN    FOUNDATION
                                                 ----------------- -------------- -------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $  658,499,126      $1,196,281   $1,169,591
Net assets attributable to Old Contracts in
 accumulation period ...........................              --              --           --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............              --              --           --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      46,781,674          25,701       12,916
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........      72,663,803          17,948        2,029
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........         565,323              --           --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........       1,023,022              --           --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................     590,474,613         485,439      396,291
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       1,126,322           1,740          507
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................      28,236,673         305,707      220,473
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       6,148,646             147       12,234
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................       7,561,525          74,326      274,400
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       6,494,912              --           --
                                                  --------------     ----------    ----------
                                                  $1,419,575,639     $2,107,289    $2,088,441
                                                  ==============     ==========    ==========


                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                  EQ/JANUS
                                                 LARGE CAP     EQ/PUTNAM
                                                   GROWTH       BALANCED
                                               ------------- -------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ............. $10,107,746   $18,273,370
Net assets attributable to Old Contracts in
 accumulation period .........................          --            --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ............          --            --
Net assets attributable to Momentum
 Contracts in accumulation period ............      29,468       431,517
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period......      33,539       898,627
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period......          --            --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ......          --            --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period .........................   3,834,026    18,758,862
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ......................................       4,447        79,079
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period .........................   1,041,624     1,076,770
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ......................................      29,945       100,130
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period .........................   1,017,156       543,977
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ......................................          --            --
                                               -----------   -----------
                                               $16,097,951   $40,162,332
                                               ===========   ===========



                                                 EQ/PUTNAM
                                                   GROWTH       EQ/PUTNAM     EQ/PUTNAM
                                                  & INCOME    INTERNATIONAL   INVESTORS
                                                   VALUE          EQUITY       GROWTH     FI MID CAP
                                               ------------- --------------- ---------- --------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ............. $34,266,886      $       --   $     --   $ 6,146,076
Net assets attributable to Old Contracts in
 accumulation period .........................          --              --         --            --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ............          --              --         --            --
Net assets attributable to Momentum
 Contracts in accumulation period ............     449,495         855,921    206,471        45,860
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period......   1,648,599         413,812    219,230        26,808
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period......          --           5,937         --            --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ......          --              --         --            --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period .........................  34,261,576              --         --     2,476,648
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ......................................     138,811              --         --         3,834
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period .........................   1,776,410              --         --       880,502
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ......................................     184,107              --         --           808
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period .........................     586,727              --         --       688,784
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ......................................          --              --         --            --
                                               -----------      ---------    --------   -----------
                                               $73,312,611      $1,275,670   $425,701   $10,269,320
                                               ===========      ==========   ========   ===========


                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                                   LAZARD
                                                  FI SMALL/MID   LARGE CAP       LAZARD
                                                    CAP VALUE      VALUE     SMALL CAP VALUE
                                                 -------------- ----------- ----------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $35,044,250    $     --       $     --
Net assets attributable to Old Contracts in
 accumulation period ...........................           --          --             --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............           --          --             --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      526,361      43,826         73,306
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........      941,717      40,103         45,693
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........           --          --             --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........           --          --             --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................   33,576,738          --             --
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       66,159          --             --
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................    1,179,040          --             --
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      296,516          --             --
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................    1,437,251          --             --
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................           --          --             --
                                                   ----------      ------         ------
                                                  $73,068,032     $83,929       $118,999
                                                  ===========     =======       ========



                                                     MERCURY
                                                      BASIC          MERCURY      MFS EMERGING
                                                      VALUE           WORLD          GROWTH
                                                      EQUITY        STRATEGY       COMPANIES
                                                 --------------- -------------- ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $ 48,766,805    $ 5,511,543    $475,330,211
Net assets attributable to Old Contracts in
 accumulation period ...........................            --             --              --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............            --             --              --
Net assets attributable to Momentum
 Contracts in accumulation period ..............     1,426,367        124,757      13,005,041
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........     2,245,471        227,412      20,965,816
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........            --             --         100,977
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........            --             --         190,281
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................    55,526,028      5,291,673     346,686,503
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       157,877         12,387       1,215,315
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................     5,230,297        558,565      40,991,674
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       233,587         49,837       2,237,083
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................     3,388,730        493,331      22,981,683
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................            --             --              --
                                                    ----------      ---------     -----------
                                                  $116,975,162    $12,269,505    $923,704,584
                                                  ============    ===========    ============


                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


5. Net Assets (Concluded)


                                                                                    MORGAN
                                                                                   STANLEY        T. ROWE         T. ROWE
                                                   MFS GROWTH                      EMERGING        PRICE           PRICE
                                                      WITH            MFS          MARKETS         EQUITY      INTERNATIONAL
                                                     INCOME         RESEARCH        EQUITY         INCOME          STOCK
                                                 ------------- --------------- ------------- --------------- --------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $ 3,806,392    $ 96,948,656   $ 36,486,274   $ 62,616,548    $ 51,334,148
Net assets attributable to Old Contracts in
 accumulation period ...........................           --              --             --             --              --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............           --              --             --             --              --
Net assets attributable to Momentum
 Contracts in accumulation period ..............       68,667       1,795,956      1,124,768        824,023         945,730
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........       90,029       4,000,363      1,668,350      2,444,923       1,874,272
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........           --              --          6,296             --              --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........       29,913              --             --             --              --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................    3,141,294     104,233,057     23,978,565     59,704,919      48,194,687
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................        3,643         387,016         75,916         83,121         109,287
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................    1,702,914       9,462,342      3,918,083      1,421,694       4,152,716
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................        2,544         682,249        251,498        441,548         409,849
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................    1,268,658       6,104,699      2,499,197        909,070       4,320,977
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................           --              --             --             --              --
                                                    ---------     -----------     ----------     ----------      ----------
                                                  $10,114,054    $223,614,338    $70,008,947   $128,445,846    $111,341,666
                                                  ===========    ============    ===========   ============    ============


                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000

6. Amounts retained by Equitable Life in Separate Account A

The amount retained by Equitable Life in the Account arises principally from
(1) contributions from Equitable Life, (2) mortality risk, death benefit, expense and expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks and asset-based administrative expenses.

Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

The following table shows the contributions (withdrawals) in net amounts retained by Equitable Life by investment fund:


                                                         YEARS ENDED DECEMBER 31,
                                                    -----------------------------------
            VARIABLE INVESTMENT OPTION                     2000              1999
            --------------------------              ----------------- -----------------
Alliance Common Stock ...........................      (130,360,591)     (121,476,252)
Alliance Conservative Investors .................        (2,369,370)       (1,736,098)
Alliance Global .................................       (13,355,009)      (10,920,548)
Alliance Growth and Income ......................       (12,766,341)      (10,200,561)
Alliance Growth Investors .......................       (14,628,985)      (12,883,156)
Alliance High Yield .............................        (1,844,834)       (2,404,593)
Alliance Intermediate Government Securities .....          (630,337)         (802,521)
Alliance International ..........................        (2,330,256)       (1,660,381)
Alliance Money Market ...........................        (4,464,058)       (1,547,729)
Alliance Quality Bond ...........................          (669,083)       (1,005,712)
Alliance Small Cap Growth .......................        (5,017,072)       (1,178,363)
Calvert Socially Responsible ....................           (12,464)        1,999,222
Capital Guardian International (1) ..............           (24,823)               --
Capital Guardian Research .......................           (39,248)           23,701
Capital Guardian U.S. Equity ....................           (33,918)           22,190
EQ/Aggressive Stock .............................       (37,107,017)      (39,082,247)
EQ/Alliance Premier Growth ......................        (3,308,631)         (189,943)
EQ/Alliance Technology (1) ......................          (200,180)               --
EQ/AXP New Dimensions (2) .......................           494,271                --
EQ/AXP Strategy Aggressive (2) ..................           494,551                --
EQ/Balanced .....................................       (20,680,487)      (19,614,445)
EQ Equity 500 Index .............................       (21,151,877)      (19,773,678)
EQ/Evergreen ....................................           (20,113)           24,040
EQ/Evergreen Foundation .........................           (12,508)           24,827
EQ/Janus Large Cap Growth (2) ...................           474,835                --
EQ/Putnam Balanced ..............................          (526,780)         (613,248)
EQ/Putnam Growth & Income Value .................          (974,926)       (1,248,568)
EQ/Putnam International Equity ..................           (13,571)               --
EQ/Putnam Investors Growth ......................            (5,186)               --
FI Mid Cap (2) ..................................           486,910                --
FI Small/Mid Cap Value ..........................          (899,478)       (1,075,981)
Lazard Large Cap Value ..........................              (742)               --
Lazard Small Cap Value ..........................              (767)               --
Mercury Basic Value Equity ......................        (1,391,990)       (1,054,765)
Mercury World Strategy ..........................        (2,074,134)         (134,654)
MFS Emerging Growth Companies ...................       (13,711,416)       (4,742,770)
MFS Growth with Income ..........................           (76,661)           21,065
MFS Research ....................................        (2,807,642)       (1,891,032)
Morgan Stanley Emerging Markets Equity ..........        (1,647,600)       (3,733,004)
T. Rowe Price Equity Income .....................        (1,668,600)       (2,027,611)
T. Rowe Price International Stock ...............        (1,614,648)       (1,126,238)

----------
(1) Commenced operations May 2, 2000.
(2) Commenced operations September 5, 2000.

                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding.



                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE COMMON STOCK --
OLD CONTRACTS
----------------------------------------------
Unit value, beginning of period ..............   $ 506.59     $ 407.19     $ 316.64     $ 246.57
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 433.23     $ 506.59     $ 407.19     $ 316.64
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        206          231          264          307
                                                 ========     ========     ========     ========

EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............   $ 399.74     $ 323.75     $ 253.68     $ 199.05
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 339.28     $ 399.74     $ 323.75     $ 253.68
                                                 ========     ========     ========     ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................     15,685       16,705       17,231       17,386
                                                 ========     ========     ========     ========
Number of Momentum units outstanding,
 end of period (000's) .......................        499          553          591          519
                                                 ========     ========     ========     ========

EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 548.74     $ 441.07     $ 342.99     $ 267.08
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 469.28     $ 548.74     $ 441.07     $ 342.99
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         61           66           70           85
                                                 ========     ========     ========     ========

MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 326.31     $ 264.22     $ 207.00     $ 162.39
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 276.76     $ 326.32     $ 264.22     $ 207.00
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        792        1,032        1,133        1,192
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 255.67     $ 206.28     $ 161.04     $ 125.89
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 217.61     $ 255.67     $ 206.28     $ 161.04
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          9           16           40           37
                                                 ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                         YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------------------
                                                   1996         1995         1994         1993         1992         1991
                                               ------------ ------------ ------------ ------------ ------------ -----------
ALLIANCE COMMON STOCK --
OLD CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 199.66     $ 151.67     $ 155.96     $ 125.72     $ 122.56    $  89.56
                                                 ========     ========     ========     ========     ========    ========
Unit value, end of period ....................   $ 246.57     $ 199.66     $ 151.67     $ 155.96     $ 125.72    $ 122.56
                                                 ========     ========     ========     ========     ========    ========
Number of units outstanding, end of period
 (000's) .....................................        345          387          438          467          525         598
                                                 ========     ========     ========     ========     ========    ========

EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............   $ 162.42     $ 124.32     $ 128.81     $ 104.63     $ 102.76    $  75.67
                                                 ========     ========     ========     ========     ========    ========
Unit value, end of period ....................   $ 199.05     $ 162.42     $ 124.32     $ 128.81     $ 104.63    $ 102.76
                                                 ========     ========     ========     ========     ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................     16,933       16,292       15,749       13,917       11,841      10,292
                                                 ========     ========     ========     ========     ========    ========
Number of Momentum units outstanding,
 end of period (000's) .......................        403          270          120           --           --          --
                                                 ========     ========     ========     ========     ========    ========

EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 216.27     $ 164.29     $ 168.93     $ 136.10     $ 132.67    $  96.95
                                                 ========     ========     ========     ========     ========    ========
Unit value, end of period ....................   $ 267.08     $ 216.27     $ 164.29     $ 168.93     $ 136.10    $ 132.67
                                                 ========     ========     ========     ========     ========    ========
Number of units outstanding, end of period
 (000's) .....................................         96          108          119          124          135         144
                                                 ========     ========     ========     ========     ========    ========

MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 132.47     $ 101.38     $ 105.01     $ 100.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 162.39     $ 132.47     $ 101.38     $ 105.01
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,039          706          330           12
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 125.89
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        140
                                                 ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ -----------
ALLIANCE COMMON STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
----------------------------------------------
Unit value, beginning of period ..............   $ 236.14     $ 190.33     $ 148.44     $ 115.92
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 201.19     $ 236.14     $ 190.33     $ 148.44
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          9            8            7            5
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 312.31     $ 252.88     $ 198.12     $ 155.42
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 264.88     $ 312.31     $ 252.88     $ 198.12
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      6,233        6,502        5,808        4,765
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.91     $ 102.87     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.53     $ 126.91     $ 102.87
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         24           19            5
                                                 ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.92     $ 102.87     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.54     $ 126.92     $ 102.87
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        702          105           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 130.14     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 110.60     $ 130.14
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................        224          233
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                  1996         1995        1994         1993       1992       1991
                                               ------------ ------------ ------------ ---------   -------  ---------
ALLIANCE COMMON STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.78    $  97.03     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 155.42    $ 126.78     $  97.03
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,457       1,989          948
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                           ------------------------------------------------
                                                2000         1999         1998       1997
                                           ------------ ------------ ------------ ---------
ALLIANCE COMMON STOCK -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 111.02     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.30     $ 111.02
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        296           25
                                             ========     ========
ALLIANCE CONSERVATIVE INVESTORS --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 159.92     $ 147.17     $ 130.98     $ 117.25
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 163.32     $ 159.92     $ 147.17     $ 130.98
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         20           22           24           22
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 156.79     $ 144.30     $ 128.45     $ 114.99
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 160.10     $ 156.79     $ 144.30     $ 128.45
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         66          100          121          125
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 150.86     $ 138.35     $ 122.71     $ 109.47
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 154.59     $ 150.86     $ 138.35     $ 122.71
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --            4            5
                                             ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 159.92     $ 147.17     $ 130.98     $ 117.25
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 163.32     $ 159.92     $ 147.17     $ 130.98
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        752          752          661          553
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------------------------------
                                               1996         1995         1994         1993           1992       1991
                                            ------------ ------------ ------------ ------------   ----------  ---------
ALLIANCE COMMON STOCK -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE CONSERVATIVE INVESTORS --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 112.97    $  95.10     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 117.25    $ 112.97     $  95.10
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         18          11            3
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 110.81    $  93.29     $  98.60     $ 100.00
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 114.99    $ 110.81     $  93.29     $  98.60
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        136         129           92           10
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 109.47
                                             ========
Number of units outstanding, end of period
 (000's) .................................          5
                                             ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 112.97    $  95.10     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 117.25    $ 112.97     $  95.10
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        567         491          325
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------
                                                 2000         1999         1998         1997
                                             ------------ ------------ ------------ ------------
ALLIANCE CONSERVATIVE INVESTORS -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 111.52     $ 102.74     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 113.76     $ 111.52     $ 102.74
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 111.53     $ 102.74     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 113.77     $ 111.53     $ 102.74
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         68            6           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 112.84     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 115.46     $ 112.84
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          4            3
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.41     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 106.78     $ 104.41
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         34            4
                                             ========     ========
ALLIANCE GLOBAL --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 249.43     $ 182.50     $ 151.87     $ 138.00
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 200.17     $ 249.43     $ 182.50     $ 151.87
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        151          156          156          147
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                            YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------
                                                 1996         1995         1994         1993     1992    1991
                                             ------------ ------------ ------------ ---------- -------  ------
ALLIANCE CONSERVATIVE INVESTORS -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE GLOBAL --

MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.06     $ 104.12     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 138.00     $ 122.06     $ 104.12
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        116           62           16
                                             ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE GLOBAL -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
----------------------------------------------
Unit value, beginning of period ..............   $ 253.89     $ 185.78     $ 154.12     $ 140.51
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 203.73     $ 253.89     $ 185.78     $ 154.12
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        265          353          408          464
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 212.51     $ 154.96     $ 128.51     $ 116.37
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 171.13     $ 212.51     $ 154.96     $ 128.51
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            3           11           12
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 202.36     $ 147.40     $ 122.12     $ 110.47
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 163.12     $ 202.36     $ 147.40     $ 122.12
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          4            4            3            2
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 249.43     $ 182.50     $ 151.87     $ 138.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 200.17     $ 249.43     $ 182.50     $ 151.87
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,712        3,509        3,395        3,369
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 134.30     $  98.37     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.66     $ 134.30     $  98.37
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            2           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------------------
                                                   1996         1995         1994         1993         1992         1991
                                               ------------ ------------ ------------ ------------ ------------ -----------
ALLIANCE GLOBAL -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 124.30     $ 106.04     $ 102.14     $ 100.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 140.51     $ 124.30     $ 106.04     $ 102.14
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        459          391          223            8
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 116.37
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         13
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 122.06     $ 104.12     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 138.00     $ 122.06     $ 104.12
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      2,995        2,121        1,305
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
ALLIANCE GLOBAL -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 134.29    $  98.37     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 107.66    $ 134.29     $  98.37
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        181          20           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS 90
B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 139.76    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 112.39    $ 139.76
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         15          13
                                             ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 119.52    $ 100.00
                                             ========    ========
Unit value, end of period ................   $  96.06    $ 119.52
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................        109           9
                                             ========    ========
ALLIANCE GROWTH AND INCOME --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 250.31    $ 213.81     $ 179.30     $ 143.37
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 269.09    $ 250.31     $ 213.81     $ 179.30
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        113         109           96           69
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 250.67    $ 214.14     $ 179.60     $ 143.63
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 269.45    $ 250.67     $ 214.14     $ 179.60
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        183         217          209          183
                                             ========    ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                      YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------- -----------------
                                                 1996         1995         1994         1993         1992         1991
                                             ----------  -----------  -----------  ------------ ------------ -----------
ALLIANCE GLOBAL -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS 90
B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE GROWTH AND INCOME --

MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.02    $  98.86     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 143.37    $ 121.02     $  98.86
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         41          17            4
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.25    $  99.06     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 143.63    $ 121.25     $  99.06
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        121          67            9
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE GROWTH AND INCOME -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 218.04     $ 185.60     $ 155.11     $ 123.61
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 235.21     $ 218.04     $ 185.60     $ 155.11
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            3            6            3
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 204.92     $ 174.26     $ 145.48     $ 115.81
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 221.27     $ 204.92     $ 174.26     $ 145.48
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2            2            1
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 250.31     $ 213.81     $ 179.30     $ 143.37
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 269.09     $ 250.31     $ 213.81     $ 179.30
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,352        3,095        2,475        1,800
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.13     $ 102.73     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 129.00     $ 120.13     $ 102.73
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          5            4            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.14     $ 102.73     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 129.01     $ 120.14     $ 102.73
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        262           37           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                               YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------
                                                   1996         1995        1994      1993   1992   1991
                                               ------------ ----------- ------------ ------ ------ -----
ALLIANCE GROWTH AND INCOME -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 123.61
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................          3
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 121.02    $  98.86     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 143.37    $ 121.02     $  98.86
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        975         498          210
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (CONTINUED)


                                                        YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
ALLIANCE GROWTH AND INCOME -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
------------------------------------------
Unit value, beginning of period ..........   $ 122.29     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 131.71     $ 122.29
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         16           14
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 103.87     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 111.81     $ 103.87
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        145           14
                                             ========     ========
ALLIANCE GROWTH INVESTORS --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 225.59     $ 180.63     $ 153.69     $ 133.40
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 207.65     $ 225.59     $ 180.63     $ 153.69
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        162          165          159          147
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 228.14     $ 182.69     $ 155.46     $ 134.95
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 209.98     $ 228.14     $ 182.69     $ 155.46
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        336          427          509          553
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 199.83     $ 159.46     $ 135.20     $ 116.95
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 184.57     $ 199.83     $ 159.46     $ 135.20
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          4            6           15           14
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                               YEARS ENDED DECEMBER 31,
                                            --------------------------------------------------------------------
                                                1996         1995        1994        1993     1992       1991
                                            ------------ ----------- ----------   --------- ---------  ---------
ALLIANCE GROWTH AND INCOME -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE GROWTH INVESTORS --

MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 120.08    $  96.31     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 133.40    $ 120.08     $  96.31
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        110          57           10
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.49    $  97.45     $ 101.99     $ 100.00
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 134.95    $ 121.49     $  97.45     $ 101.99
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        508         375          188           13
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 116.95
                                             ========
Number of units outstanding, end of period
 (000's) .................................         15
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-63

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (CONTINUED)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE GROWTH INVESTORS -- (Continued)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
----------------------------------------------
Unit value, beginning of period ..............   $ 187.67     $ 149.61     $ 126.72     $ 109.51
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 173.52     $ 187.67     $ 149.61     $ 126.72
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            2            2            1
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
-----------------------------------------------
Unit value, beginning of period ..............   $ 225.59     $ 180.63     $ 153.69     $ 133.40
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 207.65     $ 225.59     $ 180.63     $ 153.69
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      4,354        4,231        3,962        3,704
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 127.16     $ 101.93     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 116.92     $ 127.16     $ 101.93
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            2            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 127.17     $ 101.93     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 116.93     $ 127.17     $ 101.93
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        222           21           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 129.93     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 119.83     $ 129.93
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         22           18
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                    1996         1995        1994       1993       1992       1991
                                                 ------------ ----------- -----------  ---------  ---------  ---------
ALLIANCE GROWTH INVESTORS -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.08    $  96.31     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 133.40    $ 120.08     $  96.31
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,325       2,113        1,023
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-64

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------
                                                2000         1999         1998         1997
                                            ------------ ------------ ------------ ------------
ALLIANCE GROWTH INVESTORS -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 112.30     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.52     $ 112.30
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        101           10
                                             ========     ========
ALLIANCE HIGH YIELD --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 143.43     $ 150.42     $ 160.74     $ 137.53
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 129.28     $ 143.43     $ 150.42     $ 160.74
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         32           34           37           29
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 153.05     $ 160.53     $ 171.56     $ 146.80
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 137.94     $ 153.05     $ 160.53     $ 171.56
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         66           82          100          110
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 134.31     $ 140.38     $ 149.49     $ 127.46
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 121.48     $ 134.31     $ 140.38     $ 149.49
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --            5            5
                                             ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 143.23     $ 150.42     $ 160.74     $ 137.53
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 129.28     $ 143.43     $ 150.42     $ 160.74
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        800          998        1,164          831
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                            --------------------------------------------------------------------
                                                1996         1995        1994        1993       1992       1991
                                            ----------  ----------- ----------    ---------   ---------  ---------
ALLIANCE GROWTH INVESTORS -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE HIGH YIELD --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.44    $  95.88     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 137.53    $ 113.44     $  95.88
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         18           7            1
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.10    $ 102.37     $ 106.74     $ 100.00
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 146.80    $ 121.10     $ 102.37     $ 106.74
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         94          70           38            1
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 127.46
                                             ========
Number of units outstanding, end of period
 (000's) .................................          5
                                             ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.44    $  95.88     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 137.53    $ 113.44     $  95.88
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        444         209           99
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-65

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE HIGH YIELD -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 84.96    $  89.20     $ 100.00
                                                 =======    ========     ========
Unit value, end of period ....................   $ 76.49    $  84.96     $  89.20
                                                 =======    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         1           1           --
                                                 =======    ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 84.97    $  89.20     $ 100.00
                                                 =======    ========     ========
Unit value, end of period ....................   $ 78.49    $  84.97     $  89.20
                                                 =======    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        28           5           --
                                                 =======    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 85.66    $ 100.00
                                                 =======    ========
Unit value, end of period ....................   $ 77.34    $  85.66
                                                 =======    ========
Number of units outstanding, end of period
 (000's) .....................................         5           5
                                                 =======    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 99.34    $ 100.00
                                                 =======    ========
Unit value, end of period ....................   $ 89.64    $  99.34
                                                 =======    ========
Number of units outstanding, end of period
 (000's) .....................................        23           4
                                                 =======    ========
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --
EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 58.63    $  58.81     $  54.83     $ 51.34
                                                 =======    ========     ========     =======
Unit value, end of period ....................   $ 63.74    $  58.63     $  58.81     $ 54.83
                                                 =======    ========     ========     =======
Number of units outstanding, end of period
 (000's) .....................................        40          43           45          50
                                                 =======    ========     ========     =======

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------------------------------
                                                1996           1995         1994        1993        1992       1991
                                            ----------      -----------  ----------  ----------  ---------  -----------
ALLIANCE HIGH YIELD -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --
EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 49.69     $ 44.04     $ 46.25     $ 42.04     $ 40.00     $ 35.17
                                                 =======     =======     =======     =======     =======     =======
Unit value, end of period ....................   $ 51.34     $ 49.69     $ 44.04     $ 46.25     $ 42.04     $ 40.00
                                                 =======     =======     =======     =======     =======     =======
Number of units outstanding, end of period
 (000's) .....................................        55          50          54          58          66          74
                                                 =======     =======     =======     =======     =======     =======

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-66

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONTINUED)
MOMENTUM CONTRACTS (D)
----------------------------------------------
Unit value, beginning of period ..............   $ 124.96     $ 126.48     $ 118.98     $ 112.40
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 134.60     $ 124.96     $ 126.48     $ 118.98
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         12           14           11           10
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.52     $ 122.00     $ 114.78     $ 108.45
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 129.80     $ 120.52     $ 122.00     $ 114.78
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         34           63           76           77
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 118.78     $ 119.81     $ 112.32     $ 105.75
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 128.38     $ 118.78     $ 119.81     $ 112.32
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --            4            2
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 124.96     $ 126.48     $ 118.98     $ 112.40
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 134.60     $ 124.96     $ 126.48     $ 118.98
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        309          360          314          202
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 101.96     $ 103.32     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.70     $ 101.96     $ 103.32
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------------
                                                   1996        1995         1994          1993        1992       1991
                                                ----------  -----------  ----------    ----------  ---------  -----------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONTINUED)
MOMENTUM CONTRACTS (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 109.80    $  98.19     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 112.40    $ 109.80     $  98.19
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         10           7            1
                                                 ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.94    $  94.76     $ 100.44     $ 100.00
                                                 ========    ========     ========     ========
Unit value, end of period ....................   $ 108.45    $ 105.94     $  94.76     $ 100.44
                                                 ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         81          88           64            1
                                                 ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 105.75
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................          2
                                                 ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 109.80    $  98.19     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 112.40    $ 109.80     $  98.19
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        146          89           32
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-67

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------
                                                2000         1999         1998         1997
                                            ------------ ------------ ------------ ------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONCLUDED)
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 101.97     $ 103.32     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 109.71     $ 101.97     $ 103.32
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         16            1           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 102.33     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 110.43     $ 102.33
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3            3
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.40     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 108.29     $ 100.40
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         10            3
                                             ========     ========
ALLIANCE INTERNATIONAL --
MOMENTUM CONTRACTS (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 160.04     $ 117.72     $ 107.92     $ 112.82
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 121.54     $ 160.04     $ 117.72     $ 107.92
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         39           37           37           32
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 159.96     $ 117.68     $ 107.89     $ 112.81
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 121.48     $ 159.96     $ 117.68     $ 107.89
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         69           84           87           85
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                 YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------
                                                 1996         1995        1994        1993          1992       1991
                                             ----------   ----------- ----------   ----------   ----------   --------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONCLUDED)
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE INTERNATIONAL --

MOMENTUM CONTRACTS (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.15     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.82     $ 104.15
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         19            0
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.15     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.81     $ 104.15
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         54            3
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-68

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (CONTINUED)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE INTERNATIONAL -- (Continued)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 161.88     $ 118.67     $ 108.42     $ 112.96
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 123.37     $ 161.88     $ 118.67     $ 108.42
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            3            4            3
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 156.65     $ 114.73     $ 104.70     $ 108.98
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 119.50     $ 156.65     $ 114.73     $ 104.70
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1            1          788
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
-----------------------------------------------
Unit value, beginning of period ..............   $ 160.04     $ 117.72     $ 107.92     $ 112.83
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 121.54     $ 160.04     $ 117.72     $ 107.92
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,028          926          971          968
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.29     $  93.00     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  95.81     $ 126.29     $  93.00
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.30     $  93.00     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  95.90     $ 126.30     $  93.00
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         36            3           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                                             YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------
                                                   1996         1995       1994    1993    1992    1991
                                               ------------ -----------  ------- ------- ------- --------
ALLIANCE INTERNATIONAL -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 112.96
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         21
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
-----------------------------------------------
Unit value, beginning of period ..............   $ 104.15     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 112.83     $ 104.15
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................        763          141
                                                 ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-69

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE INTERNATIONAL -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------------
Unit value, beginning of period ..............   $ 131.34     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 100.03     $ 131.34
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          4            4
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.71     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  96.46     $ 126.71
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         33            1
                                                 ========     ========
ALLIANCE MONEY MARKET --
OLD CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $  38.35     $  36.76    $  35.12    $  33.52
                                                 ========     ========    ========    ========
Unit value, end of period ....................   $  40.50     $  38.35    $  36.76    $  35.12
                                                 ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................         97          116         117         119
                                                 ========     ========    ========    ========
EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............   $  31.63     $  30.55    $  29.41    $  28.28
                                                 ========     ========    ========    ========
Unit value, end of period ....................   $  33.15     $  31.63    $  30.55    $  29.41
                                                 ========     ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................      1,458        1,516       1,261         973
                                                 ========     ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) .......................        385          469         367         308
                                                 ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 125.06     $ 120.76    $ 116.21    $ 111.75
                                                 ========     ========    ========    ========
Unit value, end of period ....................   $ 131.10     $ 125.06    $ 120.76    $ 116.21
                                                 ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................        231          331         322         325
                                                 ========     ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------------
                                                   1996        1995        1994        1993        1992         1991
                                               ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE INTERNATIONAL -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................

ALLIANCE MONEY MARKET --

OLD CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............  $  32.00    $  30.44    $  29.43    $  28.75     $  27.92     $  26.47
                                                ========    ========    ========    ========     ========     ========
Unit value, end of period ....................  $  33.52    $  32.00    $  30.44    $  29.43     $  28.75     $  27.92
                                                ========    ========    ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................       129         140         147         168          204          246
                                                ========    ========    ========    ========     ========     ========
EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............  $  27.22    $  26.08    $  25.41    $  25.01     $  24.48     $  23.38
                                                ========    ========    ========    ========     ========     ========
Unit value, end of period ....................  $  28.28    $  27.22    $  26.08    $  25.41     $  25.01     $  24.48
                                                ========    ========    ========    ========     ========     ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................     1,013       1,021       1,000       1,065        1,201        1,325
                                                ========    ========    ========    ========     ========     ========
Number of Momentum units outstanding,
 end of period (000's) .......................       240         188         166          56           --           --
                                                ========    ========    ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............  $ 107.55    $ 103.10    $ 100.47    $ 100.00
                                                ========    ========    ========    ========
Unit value, end of period ....................  $ 111.75    $ 107.55    $ 103.10    $ 100.47
                                                ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................       307         299         474          62
                                                ========    ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE MONEY MARKET -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 119.50     $ 114.98     $ 110.26     $ 105.65
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 125.71     $ 119.50     $ 114.98     $ 110.26
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2           10           13
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 124.47     $ 120.19     $ 115.66     $ 111.21
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 130.47     $ 124.47     $ 120.19     $ 115.66
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        297          360          262          146
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.20     $ 101.68     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 110.16     $ 105.20     $ 101.68
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.21     $ 101.68     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 110.19     $ 105.21     $ 101.68
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         57           17           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.79     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 111.13     $ 105.79
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            1
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------------
                                                   1996        1995        1994        1993        1992         1991
                                               ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE MONEY MARKET -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 105.65
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         13
                                                 ========
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 107.04     $ 102.61     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 111.21     $ 107.04     $ 102.61
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        165           81           63
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
ALLIANCE MONEY MARKET--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 101.49     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 106.56     $ 101.49
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        139           43
                                             ========     ========
ALLIANCE QUALITY BOND --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 125.76     $ 130.07     $ 121.30     $ 112.65
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 138.33     $ 125.76     $ 130.07     $ 121.30
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         15           15           15           10
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 132.67     $ 137.23     $ 127.99     $ 118.87
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 145.91     $ 132.67     $ 137.23     $ 127.99
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         37           41           47           37
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.77     $ 126.54     $ 117.60     $ 108.84
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 135.51     $ 122.77     $ 126.54     $ 117.60
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --            1            1
                                             ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 125.76     $ 130.07     $ 121.30     $ 112.65
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 138.33     $ 125.76     $ 130.07     $ 121.30
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        566          622          557          283
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------
                                               1996        1995        1994        1993        1992         1991
                                           ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE MONEY MARKET--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE QUALITY BOND --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 108.38    $  93.87     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 112.65    $ 108.38     $  93.87
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................          7           4            1
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 114.38    $  99.07     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 118.87    $ 114.38     $  99.07
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         28          17            3
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 108.84
                                             ========
Number of units outstanding, end of period
 (000's) .................................          1
                                             ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 108.38    $  93.87     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 112.65    $ 108.38     $  93.87
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        196         135           53
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-72

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------
                                               2000         1999         1998       1997
                                           ------------ ------------ ----------- ---------
ALLIANCE QUALITY BOND -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 100.08     $ 103.62     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 109.96     $ 100.08     $ 103.62
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.07     $ 103.62     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 110.03     $ 100.07     $ 103.62
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         27            4           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.33     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 110.65     $ 100.33
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            2
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $  99.28     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 109.43     $  99.28
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         26            4
                                             ========     ========
ALLIANCE SMALL CAP GROWTH --
MOMENTUM CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 149.64     $ 118.57     $ 125.55   $100.00
                                             ========     ========     ========   =======
Unit value, end of period ................   $ 168.29     $ 149.64     $ 118.57   $125.55
                                             ========     ========     ========   =======
Number of units outstanding, end of period
 (000's) .................................         50           36           27         6
                                             ========     ========     ========   =======
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------
                                               1996        1995        1994        1993        1992         1991
                                            ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE QUALITY BOND -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE SMALL CAP GROWTH --
MOMENTUM CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........

Unit value, end of period ................

Number of units outstanding, end of period
 (000's) .................................

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-73

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               ----------------------------------------
                                                   2000         1999          1998
                                               ------------ -----------    ------------
ALLIANCE SMALL CAP GROWTH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 149.59     $ 118.55     $ 125.54
                                                 ========     ========     ========
Unit value, end of period ....................   $ 168.23     $ 149.59     $ 118.55
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         48           34           41
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 151.02     $ 119.25     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 170.42     $ 151.02     $ 119.25
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 151.42     $ 119.45     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 171.05     $ 151.42     $ 119.45
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1            1
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 149.64     $ 118.57     $ 125.55
                                                 ========     ========     ========
Unit value, end of period ....................   $ 168.29     $ 149.64     $ 118.57
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,895          976        1,101
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 109.59     $  86.93     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 123.11     $ 109.59     $  86.93
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1            1
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                                ------------------------------------------------------------------------------------
                                                   1997        1996        1995        1994        1993         1992         1991
                                                ----------- ----------- ----------- ----------- ------------ ------------  ---------
ALLIANCE SMALL CAP GROWTH -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
135 B.P. (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 125.54
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................          8
                                                 ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 125.55
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        488
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-74

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                           ------------ ----------- ----------   ------ ------ ------ ------ ------ ------ -----
ALLIANCE SMALL CAP GROWTH -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 109.62    $  86.94     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 123.09    $ 109.62     $  86.94
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         98           2           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 110.37    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 124.31    $ 110.37
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         12           5
                                             ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 130.79    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 147.23    $ 130.79
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         63           1
                                             ========    ========
CALVERT SOCIALLY RESPONSIBLE --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 107.58    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 103.06    $ 107.58
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         --          --
                                             ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 107.57    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 103.04    $ 107.57
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         --          --
                                             ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-75

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                  2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                                ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CALVERT SOCIALLY RESPONSIBLE -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 107.72     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.54     $ 107.72
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.76     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.69     $ 107.76
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.55     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.06     $ 107.58
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           15            4
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.64     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.26     $ 107.64
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.76     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.69     $ 107.76
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-76

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------------
                                              2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                            ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN INTERNATIONAL --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........   $ 129.55     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.41     $ 129.55
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 129.55     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.40     $ 129.55
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 129.71     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.89     $ 129.71
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 129.76     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 104.07     $ 129.76
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
CAPITAL GUARDIAN RESEARCH --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.78     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 111.59     $ 106.78
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-77

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                  2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                                ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN RESEARCH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 106.78     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 111.57     $ 106.78
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            1           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.92     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 112.11     $ 106.92
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.96     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 112.26     $ 106.96
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.78     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 111.59     $ 106.78
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           44            8
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.74     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 111.42     $ 106.74
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-78

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                          -----------------------------------------------------------------------------------
                                             2000         1999       1998      1997   1996   1995   1994   1993   1992   1991
                                          ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN RESEARCH -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 106.84     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 111.80     $ 106.84
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          9            1
                                             ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.96     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.26     $ 106.96
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.94     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.19     $ 106.94
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          4           --
                                             ========     ========
CAPITAL GUARDIAN U.S. EQUITY --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 101.64     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.88     $ 101.64
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 101.64     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.87     $ 101.64
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-79

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                  2000          1999       1998      1997   1996   1995   1994   1993   1992   1991
                                                ----------    ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN U.S. EQUITY -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 101.77     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.37     $ 101.77
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.81     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.51     $ 101.81
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.64     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.88     $ 101.64
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           34           13
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.60     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.72     $ 101.60
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.69     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.08     $ 101.69
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           11            1
                                                   ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.79     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.51     $ 101.79
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-80

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------
                                                 2000         1999       1998        1997
                                             ----------   ----------  ----------  ------------
CAPITAL GUARDIAN U.S. EQUITY -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 101.79     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 104.44     $ 101.79
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3           --
                                             ========     ========
EQ/AGGRESSIVE STOCK --
EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.59     $  89.92    $  90.75    $  82.91
                                             ========     ========    ========    ========
Unit value, end of period ................   $  90.70     $ 105.59    $  89.92    $  90.75
                                             ========     ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................     18,138       20,946      25,634      28,030
                                             ========     ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) ...................      1,025        1,207       1,401       1,437
                                             ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 199.45     $ 170.12    $ 171.96    $ 157.31
                                             ========     ========    ========    ========
Unit value, end of period ................   $ 170.92     $ 199.45    $ 170.12    $ 171.96
                                             ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................        671          878       1,098       1,220
                                             ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 160.87     $ 136.73    $ 137.72    $ 125.54
                                             ========     ========    ========    ========
Unit value, end of period ................   $ 138.35     $ 160.87    $ 136.73    $ 137.72
                                             ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................          3           10          37          35
                                             ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-------------------------------------------
Unit value, beginning of period ..........   $ 139.76     $ 118.68    $ 119.41    $ 108.74
                                             ========     ========    ========    ========
Unit value, end of period ................   $ 120.32     $ 139.76    $ 118.68    $ 119.41
                                             ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................          8            8           8           7
                                             ========     ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                   YEARS ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1996        1995        1994        1993        1992        1991
                                           ----------- ----------- ----------- ----------- ----------- ------------
CAPITAL GUARDIAN U.S. EQUITY -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQ/AGGRESSIVE STOCK --
EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........  $  68.73    $  52.88    $  55.68    $  48.30    $  50.51    $   27.36
                                            ========    ========    ========    ========    ========    =========
Unit value, end of period ................  $  82.91    $  68.73    $  52.88    $  55.68    $  48.30    $   50.51
                                            ========    ========    ========    ========    ========    =========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................    27,945      25,821      24,787      21,496      17,986       12,962
                                            ========    ========    ========    ========    ========    =========
Number of Momentum units outstanding,
 end of period (000's) ...................     1,281         969         620         258          --           --
                                            ========    ========    ========    ========    ========    =========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........  $ 130.50    $ 100.49    $ 105.90    $ 100.00
                                            ========    ========    ========    ========
Unit value, end of period ................  $ 157.31    $ 130.50    $ 100.49    $ 105.90
                                            ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................     1,070         718         350          12
                                            ========    ========    ========    ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........  $ 100.00
                                            ========
Unit value, end of period ................  $ 125.54
                                            ========
Number of units outstanding, end of period
 (000's) .................................       109
                                            ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-81

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
EQ/AGGRESSIVE STOCK -- (CONCLUDED)
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
----------------------------------------------
Unit value, beginning of period ..............   $ 189.44     $ 161.59     $ 163.33     $ 149.41
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 162.34     $ 189.44     $ 161.59     $ 163.33
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      2,607        2,980        3,342        3,226
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.69     $  90.25     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  90.49     $ 105.69     $  90.25
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          4            4            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.70     $  90.25     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  90.50     $ 105.70     $  90.25
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         71           17           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 106.50     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  91.46     $ 106.50
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................        126          127
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 112.33     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  96.42     $ 112.33
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         28            3
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------------
                                                    1996         1995          1994        1993        1992        1991
                                                -----------   -----------   ----------  ----------- ----------- ---------
EQ/AGGRESSIVE STOCK -- (CONCLUDED)
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.95    $  95.45     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 149.41    $ 123.95     $  95.45
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................      2,468       1,310          664
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-82

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                     2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/ALLIANCE PREMIER GROWTH --
MOMENTUM CONTRACTS (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 116.36     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  93.70     $ 116.36
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           41           13
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.36     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  93.68     $ 116.36
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           23            6
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.51     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  94.14     $ 116.51
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.55     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  94.27     $ 116.55
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            1           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.36     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  93.70     $ 116.36
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................        2,596          887
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-83

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                       YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                               2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                           ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/ALLIANCE PREMIER GROWTH -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 116.32     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.56     $ 116.32
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.42     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.88     $ 116.42
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        350           36
                                             ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.55     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.27     $ 116.55
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          6            1
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.53     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.20     $ 116.53
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        242           21
                                             ========     ========
EQ/ALLIANCE TECHNOLOGY --
MOMENTUM CONTRACTS (N)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  66.10
                                             ========
Number of units outstanding, end of period
 (000's) .................................         17
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-84

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                          YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------
                                                     2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/ALLIANCE TECHNOLOGY -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (N)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.10
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           10
                                                   ========
MOMENTUM PLUS CONTRACTS
100 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.26
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.10
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................        1,313
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.05
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            1
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.17
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................          128
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-85

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                          YEARS ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                              --------   ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/ALLIANCE TECHNOLOGY -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (N)
------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  66.31
                                               ========
Number of units outstanding, end of period
 (000's) .................................            5
                                               ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (N)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  66.29
                                               ========
Number of units outstanding, end of period
 (000's) .................................           92
                                               ========
EQ/AXP NEW DIMENSIONS --
MOMENTUM CONTRACTS (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  82.87
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  82.87
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  82.96
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-86

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------
                                                     2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/AXP NEW DIMENSIONS -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.87
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           41
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.84
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS
120 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.91
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            2
                                                   ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.99
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.97
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            2
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-87

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                       YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                                                 2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                             ------------ ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/AXP STRATEGY AGGRESSIVE --
MOMENTUM CONTRACTS (O)
------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.12
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.12
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.19
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.12
                                               ========
Number of units outstanding, end of period
 (000's) .................................           54
                                               ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.10
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-88

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                              ------------------------------------------------
                                                  2000       1999       1998         1997
                                              ------------ --------  ------------ ------------
EQ/AXP STRATEGY AGGRESSIVE -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  62.15
                                             ========
Number of units outstanding, end of period
 (000's) .................................          2
                                             ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  62.21
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  62.20
                                             ========
Number of units outstanding, end of period
 (000's) .................................          5
                                             ========

EQ/BALANCED --

EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........   $  52.39    $  45.07    $  38.66    $  34.06
                                             ========    ========    ========    ========
Unit value, end of period ................   $  51.10    $  52.39    $  45.07    $  38.66
                                             ========    ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................     20,413      22,434      24,361      26,036
                                             ========    ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) ...................        723         865         986       1,052
                                             ========    ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 184.34    $ 158.63    $ 136.14    $ 120.01
                                             ========    ========    ========    ========
Unit value, end of period ................   $ 179.45    $ 184.34    $ 158.63    $ 136.14
                                             ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................        244         321         375         439
                                             ========    ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------------------------------
                                               1996        1995        1994        1993        1992        1991
                                           ----------- ----------- ----------- ----------- ----------- -----------
EQ/AXP STRATEGY AGGRESSIVE -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

EQ/BALANCED --
EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........  $  30.92    $  26.18    $  28.85    $  26.04    $  27.17    $  19.40
                                            ========    ========    ========    ========    ========    ========
Unit value, end of period ................  $  34.06    $  30.92    $  26.18    $  28.85    $  26.04    $  27.17
                                            ========    ========    ========    ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................    28,319      30,212      32,664      31,259      25,975      21,100
                                            ========    ========    ========    ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) ...................     1,057         957         776         348
                                            ========    ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........  $ 108.95    $  92.22    $ 101.63    $ 100.00
                                            ========    ========    ========    ========
Unit value, end of period ................  $ 120.01    $ 108.95    $  92.22    $ 101.63
                                            ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................       417         336         188           9
                                            ========    ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-89

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
EQ/BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 177.22     $ 151.97     $ 129.97     $ 114.16
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 173.14     $ 177.22     $ 151.97     $ 129.97
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --            1           11           10
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 167.63     $ 143.60     $ 122.68     $ 100.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 163.93     $ 167.63     $ 143.60     $ 122.68
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1            1            1
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 300 THROUGH 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 183.18     $ 157.63     $ 135.29     $ 119.26
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 178.32     $ 183.18     $ 157.63     $ 135.29
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        846          854          752          655
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 118.86     $ 102.39     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 115.59     $ 118.86     $ 102.39
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 118.86     $ 102.39     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 115.59     $ 118.86     $ 102.39
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        101           11           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------
                                                     1996         1995          1994        1993        1992        1991
                                                 -----------   -----------   ----------  ----------- ----------- ---------
EQ/BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 114.16
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         48
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 300 THROUGH 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 108.26    $  91.64     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 119.26    $ 108.26     $  91.64
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        548         386          289
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................

EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-90

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
EQ/BALANCED -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
------------------------------------------
Unit value, beginning of period ..........   $ 121.00     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 118.02     $ 121.00
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         66           65
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 108.71     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 105.98     $ 108.71
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         34            2
                                             ========     ========
EQ EQUITY 500 INDEX --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 322.15     $ 271.24     $ 214.66     $ 164.12
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 287.40     $ 322.15     $ 271.24     $ 214.66
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        163          172          135           94
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 321.97     $ 271.11     $ 214.58     $ 164.08
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 287.20     $ 321.97     $ 271.11     $ 214.58
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        253          304          283          231
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 257.24     $ 215.84     $ 170.23     $ 139.70
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 230.27     $ 257.24     $ 215.84     $ 170.23
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            5           11            5
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                                                     YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------------
                                                  1996         1995          1994        1993        1992        1991
                                              -----------   -----------   ----------  ----------- ----------- ---------
EQ/BALANCED -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

EQ EQUITY 500 INDEX --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 135.94     $ 100.95     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 164.12     $ 135.94     $ 100.95
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         51           12            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 135.92     $ 100.94     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 164.08     $ 135.92     $ 100.94
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        128           44            3
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 139.70
                                             ========
Number of units outstanding, end of period
 (000's) .................................          4
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-91

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
EQ EQUITY 500 INDEX -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
----------------------------------------------
Unit value, beginning of period ..............   $ 227.20     $ 190.44     $ 150.05     $ 114.21
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 203.59     $ 227.20     $ 190.44     $ 150.05
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          5            5            4            3
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 322.15     $ 271.24     $ 214.66     $ 164.12
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 287.40     $ 322.15     $ 271.24     $ 214.66
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      4,346        4,579        3,805        2,686
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.01     $ 103.68     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.62     $ 123.01     $ 103.68
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         10            9            2
                                                 ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.02     $ 103.69     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.63     $ 123.02     $ 103.69
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        258           50           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 125.64     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 112.30     $ 125.64
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         55           53
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------
                                                    1996         1995          1994        1993        1992        1991
                                                 -----------   -----------   ----------  ----------- ----------- ---------
EQ EQUITY 500 INDEX -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 135.94     $ 100.95     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 164.12     $ 135.94     $ 100.95
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,486          592           47
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-92

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                       YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                                2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                           ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ EQUITY 500 INDEX -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 106.17     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.85     $ 106.17
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         78            9
                                             ========     ========
EQ/EVERGREEN FOUNDATION --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.16     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  98.76     $ 105.16
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.15     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  98.74     $ 105.15
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.29     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.22     $ 105.29
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.33     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.36     $ 105.33
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-93

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                     2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/EVERGREEN FOUNDATION -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 105.16     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  98.76     $ 105.16
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           16            1
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.11     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  92.70     $ 105.11
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.21     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  98.95     $ 105.21
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            2           --
                                                   ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.33     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  99.36     $ 105.33
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.31     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  99.29     $ 105.31
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            3           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-94

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                              2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                           -----------  ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/EVERGREEN --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........   $ 106.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  92.84     $ 106.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  92.82     $ 106.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.71     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.27     $ 106.71
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.75     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.40     $ 106.75
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  92.84     $ 106.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         18            5
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-95

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                              2000         1999       1998   1997   1996   1995   1994   1993   1992   1991
                                           ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/EVERGREEN -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 106.53     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.33     $ 106.53
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.63     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.02     $ 106.63
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3           --
                                             ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.75     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.40     $ 106.75
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.73     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.34     $ 106.73
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
EQ/JANUS LARGE CAP GROWTH --
MOMENTUM CONTRACTS (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  83.95
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-96

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                      2000        1999     1998   1997    1996   1995   1994   1993   1992   1991
                                                 ------------   -------  ------ ------  ------ ------ ------ ------ ------ ------
EQ/JANUS LARGE CAP GROWTH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.94
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  84.04
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.95
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................          165
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.92
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.99
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           12
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-97

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------
                                                2000          1999      1998   1997    1996   1995   1994   1993   1992   1991
                                             ----------   ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/JANUS LARGE CAP GROWTH -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  84.07
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  84.05
                                             ========
Number of units outstanding, end of period
 (000's) .................................         12
                                             ========
EQ/PUTNAM BALANCED --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 123.53     $ 125.16     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 132.80     $ 123.53     $ 125.16
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          3            2           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.34     $ 101.67     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 107.86     $ 100.34     $ 101.67
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          8            5            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.86     $ 101.84     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 108.80     $ 100.86     $ 101.84
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========


----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-98

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
EQ/PUTNAM BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 101.01     $ 101.89     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.08     $ 101.01     $ 101.89
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.53     $ 125.16     $ 113.46
                                                 ========     ========     ========
Unit value, end of period ....................   $ 132.80     $ 123.53     $ 125.16
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        279          345          275
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  99.62     $ 101.05     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 106.98     $  99.62     $ 101.05
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  99.99     $ 101.17     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.65     $  99.99     $ 101.17
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         10            3           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $  99.46     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 107.40     $  99.46
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 113.46
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        109
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-99

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------------------------------------------
                                               2000        1999         1998     1997 1996    1995   1994   1993   1992   1991
0                                          ---------- -----------   ---------- ------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM BALANCED--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........  $  95.64     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 103.22     $  95.64
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................         5           --
                                            ========     ========
EQ/PUTNAM GROWTH & INCOME VALUE --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 124.76     $ 128.20     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 131.45     $ 124.76     $ 128.20
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         3            2            1
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $  98.87     $ 101.60     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 104.15     $  98.87     $ 101.60
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        16           11            2
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $  99.38     $ 101.77     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 105.07     $  99.38     $ 101.77
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $  99.53     $ 101.82     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 105.33     $  99.53     $ 101.82
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-100

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
EQ/PUTNAM GROWTH & INCOME VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 124.76     $ 128.20     $ 115.17
                                                 ========     ========     ========
Unit value, end of period ....................   $ 131.45     $ 124.76     $ 128.20
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        521          648          581
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  97.68     $ 100.48     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 102.80     $  97.68     $ 100.48
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  98.04     $ 100.60     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 103.43     $  98.04     $ 100.60
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         17            3           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $  98.44     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 104.17     $  98.44
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $  92.44     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  97.78     $  92.44
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          6           --
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM GROWTH & INCOME VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 115.17
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        250
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-101

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM INTERNATIONAL EQUITY --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........   $ 137.09     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 118.60     $ 137.09
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          7            1
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 137.09     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 118.59     $ 137.09
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 137.27     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 119.16     $ 137.27
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 137.32     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 119.32     $ 137.32
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQ/PUTNAM INVESTORS GROWTH --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.44     $ 122.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            1
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-102

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------------------
                                                2000        1999        1998   1997    1996   1995   1994   1993   1992   1991
                                             ----------- ------------ --------- ------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM INVESTORS GROWTH -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 122.56     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.43     $ 122.56
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          2           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.72     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.91     $ 122.72
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.77     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 100.04     $ 122.77
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
FI MID CAP --
MOMENTUM CONTRACTS (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  99.98
                                             ========
Number of units outstanding, end of period
 (000's) .................................          1
                                             ========
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  99.98
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-103

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------------
                                                     2000        1999        1998     1997   1996   1995   1994   1993   1992   1991
                                                  ----------- ------------ --------- ------ ------ ------ ------ ------ ------ -----
FI MID CAP -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $ 100.09
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  99.98
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           86
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  99.95
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $ 100.02
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            9
                                                   ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $ 100.13
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-104

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
FI MID CAP--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 100.11
                                             ========
Number of units outstanding, end of period
 (000's) .................................          7
                                             ========
FI SMALL/MID CAP VALUE --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.28     $ 104.82     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 109.21     $ 105.28     $ 104.82
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          5            3           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $  83.43     $  83.08     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  86.54     $  83.43     $  83.08
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         11            7            2
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $  83.87     $  83.22     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  87.29     $  83.87     $  83.22
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $  83.99     $  83.26     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  87.52     $  83.99     $  83.26
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                     FSA-105

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
FI SMALL/MID CAP VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 105.28     $ 104.82     $ 118.06
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.21     $ 105.28     $ 104.82
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        628          721          859
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  83.05     $  82.78     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  86.06     $  83.05     $  82.78
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  83.36     $  82.88     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  86.60     $  83.36     $  82.88
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         14            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 103.94     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 108.31     $ 103.94
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            3
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 106.09     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 110.49     $ 106.09
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         13            1
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
FI SMALL/MID CAP VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 118.06
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        577
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-106

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
LAZARD LARGE CAP VALUE --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........  $  95.93
                                            ========
Unit value, end of period ................  $  92.80
                                            ========
Number of units outstanding, end of period
 (000's) .................................        --
                                            ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........  $  95.93
                                            ========
Unit value, end of period ................  $  92.79
                                            ========
Number of units outstanding, end of period
 (000's) .................................        --
                                            ========
LAZARD SMALL CAP VALUE --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........  $  97.34     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 113.83     $  97.34
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................         1
                                            ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........  $  97.34     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 113.81     $  97.34
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --
                                            ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........  $  97.47     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 114.36     $  97.47
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --
                                            ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-107

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
LAZARD SMALL CAP VALUE -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........  $  97.50     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 114.52     $  97.50
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --
                                            ========     ========
MERCURY BASIC VALUE EQUITY --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 149.82     $ 127.67     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 165.28     $ 149.82     $ 127.67
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         9            6            3
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 115.67     $  98.58     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 127.60     $ 115.67     $  98.58
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        18           14            2
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 116.28     $  98.75     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 128.72     $ 116.28     $  98.75
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 116.45     $  98.80     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 129.04     $ 116.45     $  98.80
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-108

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MERCURY BASIC VALUE EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 149.82     $ 127.67     $ 115.97
                                                 ========     ========     ========
Unit value, end of period ....................   $ 165.27     $ 149.82     $ 127.67
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        634          617          444
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 114.64     $  97.80     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 126.32     $ 114.64     $  97.80
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 115.06     $  97.91     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 127.11     $ 115.06     $  97.91
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         41            7           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 113.77     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 126.07     $ 113.77
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $  97.22     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 107.68     $  97.22
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         31            5
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
MERCURY BASIC VALUE EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 115.97
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        145
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-109

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                      YEARS ENDED DECEMBER 31,
                                             -------------------------------------
                                                2000         1999        1998
                                             ------------ ----------- ------------
MERCURY WORLD STRATEGY --
MOMENTUM CONTRACTS (H)
------------------------------------------
Unit value, beginning of period ..........   $ 130.94     $ 109.37     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.39     $ 130.94     $ 109.37
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          1            1           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 115.26     $  96.28     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 100.69     $ 115.26     $  96.28
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            2            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 115.86     $  96.44     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 101.57     $ 115.86     $  96.44
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.04     $  96.49     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 101.82     $ 116.04     $  96.49
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 130.94     $ 109.37     $ 103.77
                                             ========     ========     ========
Unit value, end of period ................   $ 114.39     $ 130.94     $ 109.37
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         94           88           84
                                             ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------
                                                 1997      1996   1995   1994   1993   1992   1991
                                             ------------ ------ ------ ------ ------ ------ -----
MERCURY WORLD STRATEGY --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 103.77
                                             ========
Number of units outstanding, end of period
 (000's) .................................         52
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-110

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MERCURY WORLD STRATEGY -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 113.44    $  94.86     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $  98.99    $ 113.44     $  94.86
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         --          --           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.85    $  94.96     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $  99.61    $ 113.85     $  94.96
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................          6           1           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 118.88    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 104.32    $ 118.88
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         --           1
                                             ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.34    $ 100.00
                                             ========    ========
Unit value, end of period ................   $  99.41    $ 113.34
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................          5          --
                                             ========    ========
MFS EMERGING GROWTH COMPANIES --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 275.93    $ 161.04     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 220.97    $ 275.93     $ 161.04
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         59          33            5
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-111

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MFS EMERGING GROWTH COMPANIES -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 184.57     $ 107.73     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 147.79     $ 184.57     $ 107.73
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        142           87            7
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 185.54     $ 107.91     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 149.09     $ 185.54     $ 107.91
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 185.82     $ 107.96     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 149.46     $ 185.82     $ 107.96
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 275.93     $ 161.04     $ 121.34
                                                 ========     ========     ========
Unit value, end of period ....................   $ 220.97     $ 275.93     $ 161.04
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,720        2,427        1,090
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 177.00     $ 103.41     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 141.58     $ 177.00     $ 103.41
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          9            6            1
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
MFS EMERGING GROWTH COMPANIES -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 121.34
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        256
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-112

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MFS EMERGING GROWTH COMPANIES -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 177.65     $ 103.53     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 142.46     $ 177.65     $ 103.53
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        288           36           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 166.37     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 133.82     $ 166.37
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         17            7
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 157.69     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 126.78     $ 157.69
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        181           17
                                             ========     ========
MFS GROWTH WITH INCOME --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.48     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.37     $ 104.48
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.48     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.36     $ 104.48
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========


----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-113

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------------
                                                     2000         1999        1998    1997   1996   1995   1994   1993   1992   1991
                                                  ---------    ----------  --------- ------ ------ ------ ------ ------ ------ -----
MFS GROWTH WITH INCOME -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 104.61     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.85     $ 104.61
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.65     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.99     $ 104.65
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.48     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.37     $ 104.48
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           68           18
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.44     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.22     $ 104.44
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.53     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.57     $ 104.53
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           17            2
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-114

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MFS GROWTH WITH INCOME -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 104.65     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.99     $ 104.65
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.63     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.92     $ 104.63
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         12            1
                                             ========     ========
MFS RESEARCH --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 171.06     $ 140.83     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 159.89     $ 171.06     $ 140.83
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         11            8            4
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.37     $ 100.75     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.37     $ 122.37     $ 100.75
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         35           26            3
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 123.01     $ 100.92     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 115.38     $ 123.01     $ 100.92
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========


----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                     FSA-115

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MFS RESEARCH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 123.19     $ 100.97     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 115.66     $ 123.19     $ 100.97
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 171.06     $ 140.83     $ 115.01
                                                 ========     ========     ========
Unit value, end of period ....................   $ 159.89     $ 171.06     $ 140.83
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,258          959          720
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.11     $  98.99     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 112.14     $ 120.11     $  98.99
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            3            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.55     $  99.10     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 112.84     $ 120.55     $  99.10
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         84            6           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.09     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 115.57     $ 123.09
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          6            4
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
MFS RESEARCH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 115.01
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        236
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-116

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MFS RESEARCH -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 116.97     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 109.77     $ 116.97
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         56            3
                                             ========     ========
MORGAN STANLEY EMERGING MARKETS EQUITY --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 110.43     $  57.18     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  65.32     $ 110.43     $  57.18
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         17            6           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 166.52     $  86.23     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  98.49     $ 166.52     $  86.23
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         17           11            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 167.39     $  86.38     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  99.36     $ 167.39     $  86.38
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 167.64     $  86.42     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  99.61     $ 167.64     $  86.42
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-117

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MORGAN STANLEY EMERGING MARKETS EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
----------------------------------------------
Unit value, beginning of period ..............   $ 110.43    $  57.18    $  79.41
                                                 ========    ========    ========
Unit value, end of period ....................   $  65.32    $ 110.43    $  57.18
                                                 ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................        926         590         217
                                                 ========    ========    ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 157.03    $  81.40    $ 100.00
                                                 ========    ========    ========
Unit value, end of period ....................   $  92.78    $ 157.03    $  81.40
                                                 ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................          1          --          --
                                                 ========    ========    ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 157.61    $  81.49    $ 100.00
                                                 ========    ========    ========
Unit value, end of period ....................   $  93.36    $ 157.61    $  81.49
                                                 ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................         42           5          --
                                                 ========    ========    ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 198.84    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $ 118.14    $ 198.84
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................          2           2
                                                 ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 147.71    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $  87.72    $ 147.71
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................         28           1
                                                 ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ -----  ------ ----- ------ ------
MORGAN STANLEY EMERGING MARKETS EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $  79.41
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        109
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-118

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                           -------------------------------------
                                                2000        1999        1998
                                           ------------ ----------- ------------
T. ROWE PRICE EQUITY INCOME --
MOMENTUM CONTRACTS (H)
------------------------------------------
Unit value, beginning of period ..........   $ 133.07     $ 130.25     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 148.19     $ 133.07     $ 130.25
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          6            5            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 103.58     $ 101.39     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 115.33     $ 103.58     $ 101.39
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         21           24            3
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.12     $ 101.56     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 116.34     $ 104.12     $ 101.56
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.28     $ 101.61     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 116.63     $ 104.28     $ 101.61
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 133.07     $ 130.25     $ 121.04
                                             ========     ========     ========
Unit value, end of period ................   $ 148.19     $ 133.07     $ 130.25
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        825        1,072        1,070
                                             ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                         YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------------
                                               1997      1996   1995   1994   1993   1992   1991
                                           ------------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE EQUITY INCOME --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 121.04
                                             ========
Number of units outstanding, end of period
 (000's) .................................        475
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-119

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE EQUITY INCOME -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 103.08     $ 101.00     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.66     $ 103.08     $ 101.00
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          1            1           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 103.45     $ 101.12     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 115.37     $ 103.45     $ 101.12
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         12            3           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.38     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 117.87     $ 105.38
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          4            4
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $  93.54     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 104.57     $  93.54
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          9            2
                                             ========     ========
T. ROWE PRICE INTERNATIONAL STOCK --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 142.46     $ 109.49     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.30     $ 142.46     $ 109.49
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          8            4            1
                                             ========     ========     ========

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-120

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                                 -------------------------------------
                                                     2000         1999        1998
                                                 ------------ ----------- ------------
T. ROWE PRICE INTERNATIONAL STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 128.72    $  98.95     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 103.27    $ 128.72     $  98.95
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         18          13            3
                                                 ========    ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 129.39    $  99.11     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 104.18    $ 129.39     $  99.11
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --          --           --
                                                 ========    ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 129.59    $  99.16     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 104.44    $ 129.59     $  99.16
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --          --           --
                                                 ========    ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 142.46    $ 109.49     $  97.61
                                                 ========    ========     ========
Unit value, end of period ....................   $ 114.30    $ 142.46     $ 109.49
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        871         765          671
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 122.22    $  94.04     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $  97.95    $ 122.22     $  94.04
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1           1           --
                                                 ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE INTERNATIONAL STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $  97.61
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        387
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-121

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Concluded)


                                                                             YEARS ENDED DECEMBER 31,
                                               ------------------------------------------------------------------------------------
                                                   2000         1999        1998     1997   1996   1995   1994   1993   1992   1991
                                               ------------ ----------- ------------------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE INTERNATIONAL STOCK -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 122.67    $  94.15     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $  98.56    $ 122.67     $  94.15
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         42           3           --
                                                 ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 134.15    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $ 108.11    $ 134.15
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................          4           2
                                                 ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.90    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $  99.81    $ 123.90
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................         43           3
                                                 ========    ========




----------
(a)   Momentum Units were made available for sale on February 15, 1993.
(i)   Units were made available for sale on January 30, 1999.
(b)   Units were made available for sale on September 9, 1993.
(j)   Units were made available for sale on August 30, 1999.
(c)   Units were made available for sale on January 3, 1994.
(k)   Units were made available for sale on October 6, 1999.
(d)   Units were made available for sale on June 1, 1994.
(l)   Units were made available for sale on August 20, 1997.
(e)   Units were made available for sale on September 1, 1994.
(m)   Units were made available for sale on January 1, 1994.
(f)   Units were made available for sale on September 1, 1996.
(n)   Units were made available for sale on May 22, 2000.
(g)   Units were made available for sale on May 1, 1997.
(o)   Units were made available for sale on September 22, 2000.
(h)   Units were made available for sale on July 13, 1998.
(p)   Units were made available for sale on January 1, 1997.

                                    FSA-122

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2000


8. Subsequent Events

On September 20, 2000 the Board of Trustees of EQAT approved the substitution of the EQ/Balanced Portfolio for shares of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio ("substitution"). For accounting purposes EQ/Balanced Portfolio will be the surviving Portfolio. It is anticipated the substitution transaction will occur on or about May 18, 2001.

Effective March 1, 2001 the Lazard Large Cap Portfolio changed its name to the EQ/Bernstein Diversified Value Portfolio ("Bernstein"). On January 19, 2001, the Board of Trustees of EQAT approved a proposed Agreement and Plan of Reorganization ("Reorganization"). The Reorganization contemplates the transfer of all assets of the T. Rowe Price Equity Income Portfolio ("Price Portfolio") to the Bernstein Portfolio and the assumption by the Bernstein Portfolio of all the liabilities of the Price Portfolio in exchange for the liabilities of the Price Portfolio. The Reorganization provides the complete liquidation of the Price Portfolio. The reorganization is subject to Price shareholder approval.

                                    FSA-123

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2000 and December 31, 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York

February 5, 2001

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2000 AND 1999

                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:

  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    16,251.4        $    18,599.7
    Held to maturity, at amortized cost.....................................           204.6                133.2
  Mortgage loans on real estate.............................................         3,130.8              3,270.0
  Equity real estate........................................................           975.5              1,160.2
  Policy loans..............................................................         2,476.9              2,257.3
  Other equity investments..................................................         2,392.8                671.2
  Investment in and loans to affiliates.....................................             -                1,201.8
  Other invested assets.....................................................           762.5                911.6
                                                                              -----------------    -----------------
      Total investments.....................................................        26,194.5             28,205.0
Cash and cash equivalents...................................................         2,022.1                628.0
Cash and securities segregated, at estimated fair value.....................         1,306.3                  -
Broker-dealer related receivables...........................................         1,900.3                521.3
Deferred policy acquisition costs...........................................         4,429.1              4,033.0
Intangible assets, net......................................................         3,525.8                114.5
Amounts due from reinsurers.................................................         1,989.2                881.5
Other assets................................................................         3,594.3              2,351.0
Closed Block assets.........................................................         8,659.0              8,607.3
Separate Accounts assets....................................................        51,705.9             54,453.9
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

LIABILITIES

Policyholders' account balances.............................................   $    19,866.4        $    21,351.4
Future policy benefits and other policyholders liabilities..................         4,920.4              4,777.6
Broker-dealer related payables..............................................         1,283.0                319.3
Customers related payables..................................................         1,636.9                  -
Amounts due to reinsurers...................................................           730.3                682.5
Short-term and long-term debt...............................................         1,630.1              1,407.9
Federal income taxes payable................................................         1,988.2                496.0
Other liabilities...........................................................         1,642.1              1,379.0
Closed Block liabilities....................................................         9,050.2              9,025.0
Separate Accounts liabilities...............................................        51,632.1             54,332.5
Minority interest in equity of consolidated subsidiaries....................         1,820.4                256.8
Minority interest subject to redemption rights..............................           681.1                  -
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,881.2             94,028.0
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,723.8              3,557.2
Retained earnings...........................................................         3,706.2              2,600.7
Accumulated other comprehensive income (loss)...............................            12.8               (392.9)
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,445.3              5,767.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES

Universal life and investment-type product policy fee
  income......................................................   $    1,413.3       $     1,257.5      $     1,056.2
Premiums......................................................          579.9               558.2              588.1
Net investment income.........................................        2,173.2             2,240.9            2,228.1
Gain on sale of equity investee...............................        1,962.0                 -                  -
Investment (losses) gains, net................................         (756.0)              (96.9)             100.2
Commissions, fees and other income............................        2,731.1             2,177.9            1,503.0
Contribution from the Closed Block............................           92.7                86.4               87.1
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        8,196.2             6,224.0            5,562.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS

Interest credited to policyholders' account balances..........        1,034.3             1,078.2            1,153.0
Policyholders' benefits.......................................        1,049.3             1,038.6            1,024.7
Compensation and benefits.....................................        1,081.2             1,010.6              772.0
Commissions...................................................          779.2               549.5              478.1
Distribution plan payments....................................          476.0               346.6              266.4
Amortization of deferred sales commissions....................          219.7               163.9              108.9
Interest expense..............................................          116.3                93.0              110.7
Amortization of deferred policy acquisition costs.............          294.5               314.5              292.7
Capitalization of deferred policy acquisition costs...........         (778.1)             (709.9)            (609.1)
Writedown of deferred policy acquisition costs................            -                 131.7                -
Rent expense..................................................          146.4               113.9              100.0
Expenses related to AXA's minority interest acquisition
   of the Holding Company.....................................          493.9                 -                  -
Other operating costs and expenses............................          698.0               783.5              681.5
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        5,610.7             4,914.1            4,378.9
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        2,585.5             1,309.9            1,183.8
Federal income taxes..........................................         (958.3)             (332.0)            (353.1)
Minority interest in net income of consolidated subsidiaries..         (330.3)             (199.4)            (125.2)
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations...........................        1,296.9               778.5              705.5
Earnings from discontinued operations, net of Federal
   income taxes...............................................           58.6                28.1                2.7
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                =================  =================  =================








                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998



                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,557.2             3,110.2            3,105.8
Capital contributions.........................................        1,166.6               447.0                4.4
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,723.8             3,557.2            3,110.2
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,600.7             1,944.1            1,235.9
Net earnings..................................................        1,355.5               806.6              708.2
Dividends paid to AXA Financial...............................         (250.0)             (150.0)               -
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        3,706.2             2,600.7            1,944.1
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive (loss) income,
  beginning of year...........................................         (392.9)              355.8              516.3
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income (loss), end of year....           12.8              (392.9)             355.8
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    8,445.3       $     5,767.5      $     5,412.6
                                                                =================  =================  =================

COMPREHENSIVE INCOME

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          405.7              (776.9)            (149.5)
Minimum pension liability adjustment..........................            -                  28.2              (11.0)
                                                                -----------------  -----------------  -----------------
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $    1,761.2       $        57.9      $       547.7
                                                                =================  =================  =================























                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,034.3             1,078.2            1,153.0
  Universal life and investment-type product
    policy fee income.........................................       (1,413.3)           (1,257.5)          (1,056.2)
  Investment losses (gains)...................................          756.0                96.9             (100.2)
  Net change in broker-dealer and customer related
    receivables/payables......................................         (422.9)             (119.9)             (17.5)
  Gain on sale of equity investee.............................       (1,962.0)                -                  -
  Change in Federal income tax payable........................        2,078.4               157.4              123.1
  Change in future policy benefits............................         (850.6)               22.8               66.8
  Change in property and equipment............................         (321.0)             (256.3)             (81.8)
  Change in deferred acquisition costs........................         (476.9)             (260.7)            (314.0)
  Expenses related to AXA's acquisition
    of the Holding Company's minority interest................          493.9                 -                  -
  Purchase of segregated cash and securities, net.............         (610.4)                -                  -
  Other, net..................................................         (560.8)              (71.7)              21.6
                                                                -----------------  -----------------  -----------------

Net cash (used) provided by operating activities..............          (54.0)              195.8              503.0
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:

  Maturities and repayments...................................        2,091.0             2,019.0            2,289.0
  Sales.......................................................        7,810.2             7,572.9           16,972.1
  Purchases...................................................       (8,895.1)          (10,737.3)         (18,578.5)
  Decrease (increase) in short-term investments...............          142.6              (178.3)             102.4
  Decrease in loans to discontinued operations................            -                   -                660.0
  Sale of equity investee.....................................        1,580.6                 -                  -
  Subsidiary acquisition .....................................       (1,480.0)                -                  -
  Other, net..................................................         (164.5)             (134.8)            (341.8)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,084.8            (1,458.5)           1,103.2
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        2,659.9             2,366.2            1,508.1
    Withdrawals and transfers to Separate Accounts............       (3,887.7)           (1,765.8)          (1,724.6)
  Net increase (decrease) in short-term financings............          225.2               378.2             (243.5)
  Repayments of long-term debt................................            -                 (41.3)             (24.5)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                   -                (87.2)
  Proceeds from newly issued Alliance Units...................        1,600.0                 -                  -
  Dividends paid to AXA Financial.............................         (250.0)             (150.0)               -
  Other, net..................................................           15.9              (142.1)             (89.5)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by financing activities..............          363.3               645.2             (661.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,394.1              (617.5)             945.0
Cash and cash equivalents, beginning of year..................          628.0             1,245.5              300.5
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,022.1       $       628.0      $     1,245.5
                                                                =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                    CONTINUED

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       97.0       $        92.2      $       130.7
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $      358.2       $       116.5      $       254.3
                                                                =================  =================  =================









































                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries provide financial planning services, distribute products and manage customer relationships. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution, an indirect wholly owned subsidiary of the Holding Company for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion ($1.48 billion in cash and 40.8 million newly issued Alliance units). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million newly issued Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.43% at December 31, 2000. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units").

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Share ("ADS") for each Holding Company share. When the tender offer expired on December 29, 2000, approximately 148.1 million shares of Common Stock had been acquired by AXA and its wholly owned subsidiary, AXA Merger Corp. On January 2, 2001, AXA Merger Corp. was merged with and into the Holding Company, resulting in the Holding Company becoming a wholly owned subsidiary of AXA.

 2)     SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control or a majority economic interest. The Company's investment in DLJ was reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "2000," "1999" and "1998" refer to the years ended December 31, 2000, 1999 and 1998, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2000 presentation.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2000 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2000 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements
        -----------------------------

        As required beginning January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended, that establishes new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. As further described and quantified in Note 13, the only free-standing derivative instruments maintained by the Company at January 1, 2001 were interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuities contracts. However, based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), these contracts cannot be designated in a qualifying hedging relationship under FAS 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified on or before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives did not have a material impact on the Company's consolidated financial position or earnings.

        In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125". SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, the recognition and measurement of servicing assets and liabilities and the extinguishment of liabilities. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001 and is to be applied prospectively with certain exceptions. This statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Adoption of the new requirements is not expected to have a significant impact on the Company's consolidated financial position or earnings.

        In December 2000, the American Institute of Certified Public Accountants (the "AICPA") issued Statement of Position ("SOP") 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts". Since Equitable Life's July 1992 demutualization occurred before December 31, 2000, SOP 00-3 should be applied retroactively through restatement or reclassification, as appropriate, of all previously issued financial statements no later than the end of the fiscal year that begins after December 15, 2000. However, if implementation is impracticable because the demutualization occurred many years prior to January 1, 2001 no retroactive restatement is required. The Company has determined it is not practicable to produce an actuarial calculation as of the July 1992 demutualization date. Therefore, SOP 00-3 will be adopted prospectively as of January 1, 2001 with no financial impact associated with its initial implementation. However, future earnings will be affected to the extent actual Closed Block earnings exceed those assumed at January 1, 2001. Additionally, the presentation of all previously issued financial statements will be revised to include Closed Block assets and liabilities on a line-by-line basis as required by SOP 00-3.

        In December 1999, the staff of the Securities and Exchange Commission (the "SEC") issued Staff Accounting Bulletin ("SAB") No. 101, "Revenue Recognition in Financial Statements," which was effective fourth quarter 2000. SAB No. 101 addresses revenue recognition issues; its implementation did not have a material impact on the Company's consolidated financial position or earnings.

        Investments
        -----------

        Fixed maturities identified as available for sale are reported at estimated fair value. Those fixed maturities which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control or a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net
        and Unrealized Investment Gains (Losses)
        ------------------------------------------------------

        Net investment income and realized investment gains (losses) related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Net investment income and investment gains (losses), net related to investment assets are collectively referred to as "investment results."

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2000, the expected investment yield, excluding policy loans, was 7.6% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in-force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.15% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $120.3 million and $948.4 million at December 31, 2000 and 1999, respectively. At December 31, 2000, $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement (see Note 14). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        56.1       $      150.7       $      140.1
        Incurred benefits related to prior years...........           15.0               64.7               84.2
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        71.1       $      215.4       $      224.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        14.8       $       28.9       $       17.0
        Benefits paid related to prior years...............          106.0              189.8              155.4
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       120.8       $      218.7       $      172.4
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2000, participating policies, including those in the Closed Block, represent approximately 20.8% ($41.1 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts
        -----------------

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 2000, 1999 and 1998, investment results of such Separate Accounts were $8,051.7 million, $6,045.5 million and $4,591.0 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the SEC, securities with a fair value of $1.31 billion have been segregated in a special reserve bank custody account for the exclusive benefit of customers under Rule 15c-3-3 at December 31, 2000.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year period by allowing the 40.8 million Alliance Units to be sold to the Holding Company over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2000 and 1999, respectively, deferred sales commissions totaled $715.7 million and $604.7 million and are included with other assets.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:


                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

        DECEMBER 31, 2000
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    12,481.0      $       241.5       $      298.9       $    12,423.6
            Mortgage-backed....................        2,215.1               19.2                7.8             2,226.5
            U.S. Treasury, government and
              agency securities................          938.1               40.2                 .5               977.8
            States and political subdivisions..          110.4                4.5                1.0               113.9
            Foreign governments................          177.4               17.3                5.2               189.5
            Redeemable preferred stock.........          315.5               13.4                8.7               320.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    16,237.5      $       336.1       $      322.1       $    16,251.4
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       204.6      $         6.0       $         .1       $       210.5
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        22.0      $         1.7       $        4.7       $        19.0
          Trading securities...................        1,606.3                1.8               46.2             1,561.9
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $     1,628.3      $         3.5       $       50.9       $     1,580.9
                                                =================  =================   ================   =================


        December 31, 1999
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
            Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
            U.S. Treasury, government and
              agency securities................        1,194.1               18.9               23.4             1,189.6
            States and political subdivisions..          110.0                1.4                4.9               106.5
            Foreign governments................          361.8               16.2               14.8               363.2
            Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        25.5      $         1.5       $       17.8       $         9.2
          Trading securities...................            7.2                9.1                2.2                14.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                                =================  =================   ================   =================


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2000 and 1999, securities without a readily ascertainable market value having an amortized cost of $2,820.2 million and $3,322.2 million, respectively, had estimated fair values of $2,838.2 million and $3,177.7 million, respectively.

        The contractual maturity of bonds at December 31, 2000 is shown below:


                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE

                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      568.2       $      568.2
        Due in years two through five..........................................       2,850.0            2,848.1
        Due in years six through ten...........................................       5,277.2            5,239.9
        Due after ten years....................................................       5,011.6            5,048.6
        Mortgage-backed securities.............................................       2,215.1            2,226.5
                                                                                ----------------   -----------------
        Total..................................................................  $   15,922.1       $   15,931.3
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $142.4 million are due from one to five years.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2000, approximately 12% of the $16,126.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2000 and 1999 were $811.9 million and $647.9 million, respectively.

        At December 31, 2000, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.3 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $92.9 million and $106.0 million at December 31, 2000 and 1999, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $8.2 million and $8.3 million in 2000, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.7 million, $9.5 million and $10.3 million in 2000, 1999 and 1998, respectively.

        Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2000                 1999
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with provision for losses..................  $        144.2       $        142.4
        Impaired mortgage loans without provision for losses...............             1.8                  2.2
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           146.0                144.6
        Provision for losses...............................................           (37.0)               (23.0)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        109.0       $        121.6
                                                                            ===================  ===================

        During 2000, 1999 and 1998, respectively, the Company's average recorded investment in impaired mortgage loans was $138.8 million, $141.7 million and $161.3 million. Interest income recognized on these impaired mortgage loans totaled $10.4 million, $12.0 million and $12.3 million ($.5 million, $.0 million and $.9 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2000 and 1999, the carrying value of equity real estate held for sale amounted to $526.3 million and $382.2 million, respectively. For 2000, 1999 and 1998, respectively, real estate of $.3 million, $20.5 million and $7.1 million was acquired in satisfaction of debt. At December 31, 2000 and 1999, the Company owned $322.3 million and $443.9 million, respectively, of real estate acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $208.8 million and $251.6 million at December 31, 2000 and 1999, respectively. Depreciation expense on real estate totaled $21.7 million, $21.8 million and $30.5 million for 2000, 1999 and 1998, respectively.

        Investment valuation allowances and changes thereto are shown below:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $       148.6       $      230.6       $      384.5
        Additions charged to income........................           53.7               68.2               86.2
        Deductions for writedowns and
          asset dispositions...............................         (102.4)            (150.2)            (240.1)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        41.4       $       27.5       $       34.3
          Equity real estate...............................           58.5              121.1              196.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for unconsolidated real estate joint ventures (14 individual ventures at both December 31, 2000 and 1999) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       730.1      $       861.1
        Investments in securities, generally at estimated fair value...........          226.6              262.0
        Cash and cash equivalents..............................................           43.9               68.4
        Other assets...........................................................           65.5              232.5
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       249.9      $       354.2
        Borrowed funds - AXA Financial.........................................           12.9               28.9
        Other liabilities......................................................           26.3              191.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          289.1              574.3
                                                                                ----------------   -----------------

        Partners' capital......................................................          777.0              849.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       272.3      $       298.5
        Equity in limited partnership interests not included above and other...          720.7              542.1
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       993.0      $       840.6
                                                                                ================   =================




                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       187.1       $      180.5       $      246.1
        Revenues of other limited partnership interests....           16.5               85.0              128.9
        Interest expense - third party.....................          (32.5)             (26.6)             (33.3)
        Interest expense - AXA Financial...................           (2.0)              (2.5)              (2.6)
        Other expenses.....................................         (126.4)            (133.0)            (197.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $        42.7       $      103.4       $      142.1
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        17.7       $        9.4       $       44.4
        Equity in net earnings of limited partnership
          interests not included above.....................          216.3               77.1               37.9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       234.0       $       86.5       $       82.3
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,439.2       $    1,499.8       $    1,489.0
        Mortgage loans on real estate......................          257.3              253.4              235.4
        Equity real estate.................................          191.6              250.2              356.1
        Other equity investments...........................          129.8              165.1               83.8
        Policy loans.......................................          156.7              143.8              144.9
        Other investment income............................          199.3              161.3              185.7
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,373.9            2,473.6            2,494.9

          Investment expenses..............................         (200.7)            (232.7)            (266.8)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,173.2       $    2,240.9       $    2,228.1
                                                            =================   ================   =================

        Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (766.1)      $     (290.9)      $      (24.3)
        Mortgage loans on real estate......................          (15.1)              (3.3)             (10.9)
        Equity real estate.................................            4.8               (2.4)              74.5
        Other equity investments...........................          (22.6)              88.1               29.9
        Sale of subsidiaries...............................            -                  -                 (2.6)
        Issuance and sales of Alliance Units...............            3.9                5.5               19.8
        Issuance and sales of DLJ common stock.............           38.8              106.0               18.2
        Other..............................................             .3                 .1               (4.4)
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (756.0)      $      (96.9)      $      100.2
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $607.8 million, $223.2 million and $101.6 million for 2000, 1999 and 1998, respectively, including $472.2 million in fourth quarter 2000.

        For 2000, 1999 and 1998, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,361.5 million, $7,138.6 million and $15,961.0 million. Gross gains of $78.7 million, $74.7 million and $149.3 million and gross losses of $215.4 million, $214.3 million and $95.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2000, 1999 and 1998 amounted to $789.1 million, $(1,313.8) million and $(331.7) million, respectively.

        On November 3, 2000, the Company sold its interest in DLJ to Credit Suisse Group ("CSG"). The Company received $1.05 billion in cash and $2.19 billion (or 11.4 million shares) in CSG common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares have been designated as trading account securities. The remaining
        8.2 million shares held by the Company had a carrying value of $1.56 billion at December 31, 2000 and were sold in January 2001. Net investment income for 2000 included holding losses of $43.2 million on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2000 and 1999, respectively, net unrealized holding (losses) gains of $(44.4) million and $6.9 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1,561.9 million and $14.1 million and costs of $1,606.3 million and $7.2 million at December 31, 2000 and 1999, respectively.

        For 2000, 1999 and 1998, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $110.6 million, $131.5 million and $136.9 million, respectively.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years including Closed Block and Discontinued Operations on a line-by-line basis, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $      (392.8)      $      384.1       $      533.6
        Changes in unrealized investment (losses) gains....          979.7           (1,821.3)            (168.7)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts
            and other......................................          (18.3)              25.0               (5.4)
            DAC............................................         (262.1)             493.1              (28.8)
            Deferred Federal income taxes..................         (293.6)             526.3               53.4
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $        65.9       $     (904.6)      $      766.0
            Other equity investments.......................           (2.3)             (22.2)              86.5
            Other..........................................           (1.2)               9.4               51.6
                                                            -----------------   ----------------   -----------------
              Total........................................           62.4             (917.4)             904.1
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts
              and other....................................          (15.3)               3.0              (22.0)
              DAC..........................................          (28.3)             233.8             (259.3)
              Deferred Federal income taxes................           (5.9)             287.8             (238.7)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments...........  $        12.9       $     (392.8)      $      384.1
        Minimum pension liability..........................            (.1)               (.1)             (28.3)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other

          Comprehensive Income (Loss)......................  $        12.8       $     (392.9)      $      355.8
                                                            =================   ================   =================

        The components of other comprehensive income (loss) for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period.....................................  $       191.0       $    (1,625.6)     $     (112.4)
          Losses (gains) reclassified into net earnings
            during the period..............................          788.7              (195.7)            (56.3)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......          979.7            (1,821.3)           (168.7)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (574.0)            1,044.4              19.2
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses), net of
            adjustments....................................          405.7              (776.9)           (149.5)
        Change in minimum pension liability................            -                  28.2             (11.0)
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income (Loss)............  $       405.7       $      (748.7)     $     (160.5)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,373.5 and $4,144.8)...........................................  $    4,408.0         $    4,014.0
        Mortgage loans on real estate........................................       1,581.8              1,704.2
        Policy loans.........................................................       1,557.7              1,593.9
        Cash and other invested assets.......................................         174.7                194.4
        Deferred policy acquisitions costs...................................         699.7                895.5
        Other assets.........................................................         237.1                205.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,659.0         $    8,607.3
                                                                              =================    =================

        Future policy benefits and policyholders' account balances...........  $    9,026.4         $    9,011.7
        Other liabilities....................................................          23.8                 13.3
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,050.2         $    9,025.0
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Premiums and other revenue.........................  $       594.7       $      619.1       $      661.7
        Investment income (net of investment
          expenses of $8.1, $15.8 and $15.5)...............          578.7              574.2              569.7
        Investment (losses) gains, net.....................          (35.8)             (11.3)                .5
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,137.6            1,182.0            1,231.9
                                                            -----------------   ----------------   -----------------

        Policyholders' benefits and dividends..............        1,025.2            1,024.7            1,082.0
        Other operating costs and expenses.................           19.7               70.9               62.8
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,044.9            1,095.6            1,144.8
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        92.7       $       86.4       $       87.1
                                                            =================   ================   =================

        Impaired mortgage loans along with the related provision for losses follows:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Impaired mortgage loans with provision for losses......................  $        26.7      $        26.8
        Impaired mortgage loans without provision for losses...................            4.0                4.5
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           30.7               31.3
        Provision for losses...................................................           (8.7)              (4.1)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        22.0      $        27.2
                                                                                ================   =================

        During 2000, 1999 and 1998, the Closed Block's average recorded investment in impaired mortgage loans was $31.0 million, $37.0 million and $85.5 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.0 million, $3.3 million and $4.7 million ($.1 million, $.3 million and $1.5 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        Valuation allowances amounted to $9.1 million and $4.6 million on mortgage loans on real estate and $17.2 million and $24.7 million on equity real estate at December 31, 2000 and 1999, respectively. Writedowns of fixed maturities amounted to $27.7 million and 3.3 million for 2000 and 1999, respectively, including $20.0 million in fourth quarter 2000.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Mortgage loans on real estate........................................  $      330.9         $      454.6
        Equity real estate...................................................         350.9                426.6
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $321.5 and $85.3)...............................         336.5                 85.5
        Other equity investments.............................................          43.1                 55.8
        Other invested assets................................................           1.9                  1.6
                                                                              -----------------    -----------------
          Total investments..................................................       1,063.3              1,024.1
        Cash and cash equivalents............................................          84.3                164.5
        Other assets.........................................................         148.8                213.0
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================

        Policyholder liabilities.............................................  $      966.8         $      993.3
        Allowance for future losses..........................................         159.8                242.2
        Other liabilities....................................................         169.8                166.1
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $37.0, $49.3 and $63.3)..............  $       102.2       $       98.7       $      160.4
        Investment (losses) gains, net.....................           (6.6)             (13.4)              35.7
        Policy fees, premiums and other income.............             .7                 .2               (4.3)
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           96.3               85.5              191.8

        Benefits and other deductions......................          106.9              104.8              141.5
        (Losses charged) earnings credited to allowance
          for future losses................................          (10.6)             (19.3)              50.3
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................           90.2               43.3                4.2
        Federal income tax expense.........................          (31.6)             (15.2)              (1.5)
                                                            -----------------   ----------------   -----------------
        Earnings from
          Discontinued Operations..........................  $        58.6       $       28.1       $        2.7
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Benefits and other deductions included $26.6 million of interest expense related to amounts borrowed from continuing operations in 1998.

        Valuation allowances of $2.9 million and $1.9 million on mortgage loans on real estate and $11.4 million and $54.8 million on equity real estate were held at December 31, 2000 and 1999, respectively. During 2000, 1999 and 1998, other discontinued operations' average recorded investment in impaired mortgage loans was $11.3 million, $13.8 million and $73.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $.9 million, $1.7 million and $4.7 million ($.5 million, $.0 million and $3.4 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        At December 31, 2000 and 1999, Discontinued Operations had real estate acquired in satisfaction of debt with carrying values of $4.5 million and $24.1 million, respectively.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        Short-term debt......................................................  $      782.2         $      557.0
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95% due 2005......................................         399.6                399.5
          Surplus notes, 7.70% due 2015......................................         199.7                199.7
          Other..............................................................            .3                   .4
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.6
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017.....................         248.3                251.3
                                                                              -----------------    -----------------
        Total long-term debt.................................................         847.9                850.9
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,630.1         $    1,407.9
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5-year bank credit facility and a $350.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 6.93% to 6.97%. No amounts were outstanding under these credit facilities at December 31, 2000.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facilities. At December 31, 2000, there were no amounts outstanding under this program.

        Alliance has a $425.0 million five-year revolving credit facility and a $200.0 million three-year revolving credit facility with a group of commercial banks. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. Under the facilities, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. In October 2000, Alliance entered into a $250.0 million two-year revolving credit facility using terms substantially similar to the $425.0 million and $200.0 million revolving credit facilities. The revolving credit facilities will be used to provide backup liquidity for Alliance's commercial program, to fund commission payments to financial intermediaries for the sale of certain mutual funds and for general working capital purposes. The revolving credit facilities contain covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 2000, Alliance had commercial paper outstanding totaling $396.9 million at an effective interest rate of 6.7%; and $284.0 million at an effective interest rate of 7.0% in borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support. At December 31, 2000, $98.2 million was outstanding under the ECN program with an effective interest rate of 6.8%.

        Long-term Debt
        --------------

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2000, the Company is in compliance with all debt covenants.

        At December 31, 2000 and 1999, respectively, the Company has pledged real estate of $298.8 million and $323.6 million as collateral for certain long-term debt.

        At December 31, 2000, aggregate maturities of the long-term debt based on required principal payments at maturity is $248.6 million for 2001, $400.0 million for 2005 and $200.0 million for 2006 and thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense:
          Current..........................................  $       820.6       $      174.0       $      283.3
          Deferred.........................................          137.7              158.0               69.8
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       904.9       $      458.4       $      414.3
        Minority interest..................................         (117.9)             (47.8)             (33.2)
        Non deductible stock option compensation
          expense..........................................           34.4                -                  -
        Subsidiary gains...................................          161.4              (37.1)              (6.4)
        Adjustment of tax audit reserves...................           17.9               27.8               16.0
        Equity in unconsolidated subsidiaries..............          (48.7)             (64.0)             (39.3)
        Other..............................................            6.3               (5.3)               1.7
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2000                  DECEMBER 31, 1999
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         ASSETS         LIABILITIES
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $       79.7      $        -        $      37.7
        Other..................................          4.9               -                 -               20.6
        DAC, reserves and reinsurance..........          -               733.0               -              329.7
        Investments............................          -               229.2             115.1              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       4.9      $    1,041.9      $      115.1      $     388.0
                                                ===============  ================  ===============   ===============

        At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       403.3       $       83.2       $       (7.7)
        Investments........................................         (140.7)               3.2               46.8
        Compensation and related benefits..................          (96.4)              21.0               28.6
        Other..............................................          (28.5)              50.6                2.1
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense..........................................  $       137.7       $      158.0       $       69.8
                                                            =================   ================   =================

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       508.6       $      420.6       $      438.8
        Reinsurance assumed................................          194.2              206.7              203.6
        Reinsurance ceded..................................         (122.9)             (69.1)             (54.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       579.9       $      558.2       $      588.1
                                                            =================   ================   =================
        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        92.1       $       69.7       $       75.7
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       202.6       $       99.6       $       85.9
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        46.5       $       38.5       $       39.5
                                                            =================   ================   =================

        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2000 and 1999, respectively, reinsurance recoverables related to insurance contracts outside of the Closed Block amounting to $1,989.2 million and $881.5 million are included in the consolidated balance sheets in other assets and reinsurance payables related to insurance contracts outside of the Closed Block amounting to $730.3 million and $682.5 million are included in other liabilities.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $487.7 million and $510.5 million at December 31, 2000 and 1999, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit for the qualified and non-qualified plans follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        29.5       $       36.7       $       33.2
        Interest cost on projected benefit obligations.....          124.2              131.6              129.2
        Actual return on assets............................         (223.2)            (189.8)            (175.6)
        Net amortization and deferrals.....................            (.6)               7.5                6.1
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Credit........................  $       (70.1)      $      (14.0)      $       (7.1)
                                                            =================   ================   =================

        The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,659.6       $    1,933.4
        Service cost...........................................................          29.5               36.7
        Interest cost..........................................................         124.2              131.6
        Actuarial losses (gains)...............................................           6.5              (53.3)
        Benefits paid..........................................................        (110.0)            (123.1)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................       1,709.8            1,925.3
        Transfer of Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -               (265.7)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,709.8       $    1,659.6
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,341.6       $    2,083.1
        Actual return on plan assets...........................................        (107.7)             369.0
        Contributions..........................................................           -                   .1
        Benefits paid and fees.................................................        (114.6)            (108.5)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,119.3            2,343.7
        Projected benefit obligations..........................................       1,709.8            1,925.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         409.5              418.4
        Unrecognized prior service cost........................................           1.2               (5.2)
        Unrecognized net gain (loss) from past experience different
          from that assumed....................................................          61.2             (197.3)
        Unrecognized net asset at transition...................................          (1.9)               (.1)
                                                                                                   -----------------
                                                                                ----------------
        Subtotal before transfer...............................................         470.0              215.8
        Transfer of Accrued Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -                184.3
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      470.0       $      400.1
                                                                                ================   =================

        The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $483.5 million and $412.2 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $12.2 million at December 31, 2000 and 1999, respectively.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.75% and 7.19%, respectively, at December 31, 2000 and 8.0% and 6.38%, respectively, at December 31, 1999. As of January 1, 2000 and 1999, the expected long-term rate of return on assets for the retirement plan was 10.5% and 10.0%, respectively.

        The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $.1 million and $28.3 million, net of Federal income taxes, at December 31, 2000, 1999 and 1998, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $333.5 million and $42.1 million, respectively, at December 31, 2000 and $325.7 million and $36.3 million, respectively, at December 31, 1999.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $28.7 million, $30.2 million and $31.8 million for 2000, 1999 and 1998, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 2000, 1999 and 1998, the Company made estimated postretirement benefits payments of $.9 million, $29.5 million and $28.4 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $         -         $        4.7       $        4.6
        Interest cost on accumulated postretirement
          benefits obligation..............................             .7               34.4               33.6
        Unrecognized prior service costs...................            -                 (7.0)               -
        Net amortization and deferrals.....................            (.2)               8.4                 .5
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $          .5       $       40.5       $       38.7
                                                            =================   ================   =================


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $       17.8       $      490.4
        Service cost...........................................................           -                  4.7
        Interest cost..........................................................            .5               34.4
        Contributions and benefits paid........................................           (.9)             (29.5)
        Actuarial gains........................................................           -                (29.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............          17.4              471.0
        Unrecognized prior service cost........................................           -                 26.9
        Unrecognized net gain from past experience different
          from that assumed and from changes in assumptions....................           -                (86.0)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................          17.4              411.9
        Transfer to the Holding Company........................................           -               (394.1)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $       17.4       $       17.8
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.0% in 2000, gradually declining to 4.25% in the year 2010, and in 1999 was 7.5%, gradually declining to 4.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.75% and 8.0% at December 31, 2000 and 1999, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 2000 would be increased 3.5%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.5%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 2000 would be decreased by 4.4%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. There were no swaps outstanding as of December 31, 2000. The notional amount of matched interest rate swaps outstanding at December 31, 1999 was $797.3 million. Equitable Life maintains an interest rate cap program designed to offset crediting rate increases on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 2000 of contracts purchased and sold were $6,775.0 million and $375.0 million, respectively. The net premium paid by Equitable Life on these contracts was $46.7 million and is being amortized ratably over the contract periods ranging from 1 to 3 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2000 and 1999.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2000                               1999
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,130.8     $     3,184.4     $     3,270.0     $    3,239.3
        Other limited partnership interests....         811.9             811.9             647.9            647.9
        Policy loans...........................       2,476.9           2,622.4           2,257.3          2,359.5
        Policyholders' account balances -
          investment contracts.................      11,468.6          11,643.7          12,740.4         12,800.5
        Long-term debt.........................         847.9             847.5             850.9            834.9

        Closed Block:
        ------------

        Mortgage loans on real estate..........  $    1,581.8     $     1,582.6     $     1,704.2     $    1,650.3
        Other equity investments...............          34.4              34.4              36.3             36.3
        Policy loans...........................       1,557.7           1,667.6           1,593.9          1,712.0
        SCNILC liability.......................          20.2              20.1              22.8             22.5

        Discontinued Operations:
        -----------------------
        Mortgage loans on real estate..........  $      330.9     $       347.7     $       454.6     $      467.0
        Fixed maturities.......................         336.5             336.5              85.5             85.5
        Other equity investments...............          43.1              43.1              55.8             55.8
        Guaranteed interest contracts..........          26.4              23.4              33.2             27.5
        Long-term debt.........................         101.8             101.7             101.9            101.9

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2000, these arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $9.3 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $303.1 million under existing loan or loan commitment agreements. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $14.9 million of letters of credit outstanding at December 31, 2000.

        The Holding Company has entered into continuity agreements with forty-three executives of the Company in connection with AXA's minority interest acquisition. The continuity agreements generally provide cash severance payments ranging from 1.5 times to 3 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements.

15)     LITIGATION

        Life Insurance and Annuity Sales Cases

        A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, (i) sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance; and (ii) the use of fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, compensatory and punitive damages, recession of the contracts, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements.

        Annuity Contract Case

        In October 2000, an action was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. The plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint, without prejudice to the plaintiffs to seek leave to file an amended complaint.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, which has been successful. The parties have reached a tentative agreement for the settlement of this case as a nationwide class action. In connection with the proposed settlement, the case will be dismissed in the United States District Court for the Northern District of Alabama, Southern Division and will be refiled in the United States District Court for Georgia, Atlanta Division. The final settlement requires notice to class members and is subject to court approval. The Company's management believes that the settlement of this matter will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

        Agent Health Benefits Case

        Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Briefing has been completed, but the appeal has not yet been decided.

        Prime Property Fund Case

        In January 2000, the California Supreme Court denied Equitable Life's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with Equitable Life on behalf of Prime Property Fund ("PPF"). Equitable Life serves as investment manager for PPF, an open-end, commingled real estate separate account of Equitable Life for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. In reversing the Superior Court's dismissal of the plaintiff's claims, the Court of Appeal held that a general partner who acquires a partnership obligation breaches its fiduciary duty by foreclosing on partnership assets. The case was remanded to the Superior Court for further proceedings. In August 2000, Equitable Life filed a motion for summary adjudication on plaintiff's claims, based on the purchase and subsequent foreclosure of the loan which financed the partnership's property, for punitive damages. In November 2000, the Superior Court granted Equitable Life's motion as to one of plaintiff's claims, dismissing the claim for punitive damages sought in conjunction with plaintiff's claim for breach of the covenant of good faith and fair dealing. The Superior Court denied Equitable Life's motion with respect to plaintiff's claim for punitive damages sought in conjunction with its claim for breach of fiduciary duty. In December 2000, the Superior Court granted plaintiff's motion for leave to file a supplemental complaint to add allegations relating to the post-foreclosure transfer of certain funds from the partnership to Equitable Life. The supplemental complaint alleges, among other things, that such conduct constitutes self-dealing and breach of fiduciary duty, and seeks compensatory and punitive damages based on such conduct. A jury trial previously scheduled for February 2001 tentatively has been rescheduled for May 2001.

        Alliance Reorganization Case

        In September 1999, an action was brought on behalf of a purported class of owners of limited partnership units of Alliance Holding challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, Alliance, four Alliance Holding executives and the general partner of Alliance Holding and Alliance. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding and seek payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants, except one Alliance Holding executive, filed an answer to the amended complaint denying the material allegations contained therein; in lieu of joining in the answer to the amended complaint, the Alliance Holding executive filed a motion to dismiss in September 2000. In November 2000, the remaining defendants filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. Oral argument of the motions was held in January 2001.

        Disposal of DLJ

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits have been filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. AXA Financial, DLJ and the DLJ directors are named as defendants. The complaints assert claims for breaches of fiduciary duties, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in New York challenging the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the proposed sale of DLJ (with respect to all other claims). AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, CSG, Diamond Acquisition Corp., and DLJ's directors are named as defendants. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. Defendants have until February 28, 2001 to respond to plaintiffs' complaint.

        AXA's Purchase of Holding Company Minority Interest

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of Holding Company Common Stock that it did not already own, fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery. The Holding Company, AXA, and directors and/or officers of the Holding Company are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of Holding Company Common Stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of the Holding Company. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action. In December 2000, the parties to the Delaware suits reached a tentative agreement for settlement and executed a Memorandum of Understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. The settlement, which does not involve any payment by the Holding Company, is subject to a number of conditions, including confirmatory discovery, the preparation of definitive documentation and approval by the Delaware Court of Chancery after a hearing.

        Outcome of Litigation

        Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2001 and the four successive years are $123.9 million, $110.8 million, $101.6 million, $108.5 million, $97.4 million and $896.5 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2001 and the four successive years is $5.2 million, $4.3 million, $5.1 million, $3.3 million, $2.9 million and $22.0 million thereafter.

        At December 31, 2000, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2001 and the four successive years is $95.2 million, $61.4 million, $72.9 million, $66.2 million, $59.2 million and $76.6 million thereafter.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 2000, 1999 and 1998, statutory net income (loss) totaled $1,068.6 million, $547.0 million and $384.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,226.5 million and $5,570.6 million at December 31, 2000 and 1999, respectively. In 2000 and 1999, respectively, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2000, the Insurance Group, in accordance with various government and state regulations, had $26.4 million of securities deposited with such government or state agencies.

        In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). Codification provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting was previously silent and changing certain existing statutory positions. The New York Insurance Department recently adopted Regulation 172 concerning Codification, effective January 1, 2001, but did not adopt several key provisions of Codification, including deferred income taxes and the establishment of goodwill as an asset. The application of the codification rules as adopted by New York currently is estimated to have no significant effect on Equitable Life. The Insurance Group expects that statutory surplus after adoption will continue to be in excess of the regulatory risk-based capital requirements.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the New York Insurance Department with net earnings and equity on a GAAP basis.

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $     1,321.4       $      848.8       $      709.2
        Change in asset valuation reserves.................         (665.5)              (6.3)             111.8
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................          655.9              842.5              821.0
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          259.0              (85.0)            (189.9)
          DAC..............................................          483.6              263.6              316.5
          Deferred Federal income taxes....................         (128.3)            (161.4)             (67.6)
          Valuation of investments.........................         (126.2)              23.2               83.6
          Valuation of investment subsidiary...............          (29.2)            (133.6)            (419.5)
          Limited risk reinsurance.........................            -                128.4               83.7
          Dividends paid to the Holding
            Company........................................          250.0              150.0                -
          Capital contribution.............................            -               (470.8)               -
          Postretirement benefits..........................            -                  -                 54.8
          Stock option expense related to AXA's minority
            Interest acquisition...........................         (493.9)               -                  -
          Other, net.......................................          443.7              248.2              134.7
          GAAP adjustments of Closed Block.................          (13.4)             (49.8)             (27.1)
          GAAP adjustments of discontinued
            operations.....................................           54.3               51.3              (82.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $     1,355.5       $      806.6       $      708.2
                                                            =================   ================   =================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     5,341.9       $    4,020.5       $    3,171.7
        Asset valuation reserves...........................          884.6            1,550.1            1,556.4
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        6,226.5            5,570.6            4,728.1
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,363.0)          (1,622.0)          (1,526.0)
          DAC..............................................        4,429.1            4,033.0            3,563.8
          Deferred Federal income taxes....................         (681.9)            (283.9)            (346.9)
          Valuation of investments.........................           99.7             (568.2)             626.9
          Valuation of investment subsidiary...............       (1,082.9)          (1,891.7)          (1,758.1)
          Limited risk reinsurance.........................            -                (39.6)            (168.0)
          Issuance of surplus notes........................         (539.1)            (539.1)            (539.1)
          Postretirement benefits..........................            -                  -               (262.7)
          Other, net.......................................          844.1              544.8              313.4
          GAAP adjustments of Closed Block.................          677.1              723.6              795.4
          GAAP adjustments of discontinued operations......         (164.3)            (160.0)             (14.2)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     8,445.3       $    5,767.5       $    5,412.6
                                                            =================   ================   =================

        18)       BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. AXA's acquisition of the Company's minority interest shares has resulted in a change in the measurement of the Company's reportable operating segments. Discontinued Operations, discontinued by the Company in 1991, are included in the Life Insurance segment results reported by AXA in their French GAAP financial statements. To more closely conform the Company's management reporting to that of its parent, Discontinued Operations is now reported together with continuing operations in measuring profits or losses for the Company's Insurance segment. Prior period amounts have been restated to conform to this presentation.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 37% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $153.2 million, $75.6 million and $61.8 million for 2000, 1999 and 1998, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and adjusted earnings to consolidated revenues and earnings from continuing operations before Federal income taxes as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                         2000                  1999                   1998
                                                  --------------------  -------------------   ----------------------
                                                                          (IN MILLIONS)
        Segment revenues:
        Insurance...............................   $     5,662.4         $     5,488.8                5,330.2
        Investment Services.....................         2,667.7               2,052.7                1,438.4
        Consolidation/elimination...............          (113.1)                (23.8)                  (5.7)
                                                  --------------------  -------------------   ----------------------
        Total segment revenues..................         8,217.0               7,517.7                6,762.9
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of other
           charges..............................          (798.4)               (112.6)                 136.4
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Closed Block............................        (1,044.9)             (1,095.6)              (1,144.8)
        Discontinued Operations.................           (96.3)                (85.5)                (191.8)
                                                  --------------------  -------------------   ----------------------
        Total Consolidated Revenues.............   $     8,196.2         $     6,224.0         $      5,562.7
                                                  ====================  ===================   ======================

        Pre-tax adjusted earnings:
        Insurance...............................   $     1,198.9         $       950.8         $        656.9
        Investment Services.....................           480.6                 430.2                  287.7
                                                  --------------------  -------------------   ----------------------
        Total pre-tax adjusted earnings.........         1,679.5               1,381.0                  944.6
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of
           related DAC and other charges........          (731.9)               (109.7)                 105.3
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Amortization of acquisition related
           goodwill and intangible assets.......           (34.6)                 (3.2)                  (3.4)
        Minority purchase transaction
           related expenses.....................          (493.9)                  -                      -
        Discontinued Operations.................           (90.2)                (43.3)                  (4.2)
        Pre-tax subsidiary minority interest....           337.8                 216.8                  141.5
        Non-recurring DAC adjustments...........             -                  (131.7)                   -
                                                  --------------------  -------------------   ----------------------
        Earnings from Continuing
           Operations before Federal Income
            Taxes and Minority Interest.........   $     2,585.5         $     1,309.9         $      1,183.8
                                                  ====================  ===================   ======================
        Assets:
        Insurance...............................   $    88,576.4         $    86,842.7         $     75,626.0
        Investment Services.....................        16,807.2              12,961.7               12,379.2
        Consolidation/elimination...............           (57.1)                 (8.9)                 (64.4)
                                                  --------------------  -------------------   ----------------------
        Total Assets............................   $   105,326.5         $    99,795.5         $     87,940.8
                                                  ====================  ===================   ======================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2000 and 1999 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

        2000
        Total Revenues................  $     1,622.5      $     1,684.7       $    1,728.3         $    3,160.7
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       226.6      $       256.9       $       70.5         $      742.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       221.7      $       255.4       $       70.5         $      807.9
                                       =================  =================   ==================   ==================

        1999
        Total Revenues................  $     1,489.0      $     1,615.6       $    1,512.1         $    1,607.3
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                       =================  =================   ==================   ==================


20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 2000, 1999 and 1998 would have been $1,627.3 million, $757.1 million and $678.4 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of American Depository Shares (ADSs). Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 2000, 1999 and 1998 follow:

                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------  -------------------------------
                               2000           1999         1998          2000      1999       1998
                           -------------  ------------- ------------  --------------------- ---------

        Dividend yield....        0.32%          0.31%        0.32%        7.20%     8.70%     6.50%

        Expected
          volatility......          28%            28%          28%          30%       29%       29%

        Risk-free interest
          rate............        6.24%          5.46%        5.48%        5.90%     5.70%     4.40%

        Expected life
          in years........          5              5            5           7.4         7       7.2

        Weighted average
          fair value per
          option at
          grant-date......     $11.08         $10.78        $11.32       $8.32      $3.88     $3.86

        A summary of the Holding Company and Alliance's option plans follows:

                                         HOLDING COMPANY                       ALLIANCE
                                   -----------------------------  -----------------------------------
                                                    Weighted                            Weighted
                                                     Average                            Average
                                                    Exercise                            Exercise
                                                    Price of                            Price of
                                       Shares        Options           Units            Options
                                   (In Millions)   Outstanding    (In Millions)       Outstanding
                                   -------------   -----------    -------------       -----------

        Balance as of
          January 1, 1998........       15.8          $14.53           10.6             $11.41
          Granted................        8.6          $33.13            2.8             $26.28
          Exercised..............       (2.2)         $10.59            (.9)            $ 8.91
          Forfeited..............        (.8)         $23.51            (.2)            $13.14
                                   ---------------                ----------------

        Balance as of
          December 31, 1998......       21.4          $22.00           12.3             $14.92
          Granted................        4.3          $31.70            2.0             $30.18
          Exercised..............       (2.4)         $13.26           (1.5)            $ 9.51
          Forfeited..............        (.6)         $24.29            (.3)            $17.79
                                   ---------------                ----------------

        Balance as of
          December 31, 1999......       22.7          $24.60           12.5             $17.95
          Granted................        6.5          $31.06            4.7             $50.93
          Exercised..............       (4.5)         $18.57           (1.7)            $10.90
          Forfeited..............       (1.2)         $26.15            (.1)            $26.62
                                   ---------------                ----------------

        Balance as of
          December 31, 2000......       23.5          $27.20           15.4             $17.95
                                   ===============                ================

        Information about options outstanding and exercisable at December 31, 2000 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

               Holding
               Company

        ----------------------
        $ 9.06   -$13.88             3.4               3.3            $10.58             22.7                $27.14
        $14.25   -$22.63             3.9               6.7            $20.81              -                    -
        $25.32   -$34.59            13.0               8.4            $29.76              -                    -
        $40.97   -$41.28             3.2               7.6            $41.28              -                    -
        $52.25   -$52.25              .1               9.7            $52.25              -                    -
                              -----------------                                    ------------------
        $ 9.06   -$41.28            23.5               7.3            $27.20             22.7                $27.14
                              ================= ================ ===============   ==================   ================

              Alliance

        ----------------------
        $ 6.63    -$11.13            3.6               3.6            $ 9.60              3.6                $ 9.60
        $12.44    -$26.31            5.2               7.3            $21.29              2.6                $19.85
        $27.31    -$30.94            1.9               8.9            $30.24               .4                $30.24
        $48.50    -$53.75            2.5               9.5            $48.50              -                    -
        $48.50    -$53.75            2.2              10.0            $53.75              -                    -
                              -----------------                                    ------------------
        $ 6.63    -$53.75           15.4               7.4            $28.73              6.6                $14.87
                              ================= ================ ===============   ==================   ================

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimbursed the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $16.0 million for 2000. Also in 2000, the Company paid $678.9 million of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products in 2000. The Company charged AXA Distribution's subsidiaries $395.0 million for their applicable share of operating expenses in 2000 pursuant to the Agreements for Services.

22)     PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.











                                      F-42
`

EQUI-VEST (R)
A Combination Variable and Fixed Deferred
Annuity Contract

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Prospectus for EQUI-VEST, dated May 1, 2001. That Prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options, that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account A. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the Prospectus is available free of charge by writing the processing office (P.O. Box 2996, New York, NY 10116-2996), by calling toll free, 1-800-628-6673, or by contacting your financial professional.

TABLE OF CONTENTS

Required Minimum Distributions Option                  2
Revised Proposed Minimum Distribution Rules            2
Unit Value                                             4
Calculation of Annuity Payments                        4
The Reorganization                                     5
Custodian and Independent Accountants                  6
EQ/Alliance Money Market Option Yield Information      6
Other Yield Information                                7
Distribution of the Contracts                          7
Financial Statements                                   7

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REQUIRED MINIMUM DISTRIBUTIONS
OPTION

If you elect this feature designed for annuitants age 70 1/2 or older, described in the prospectus, each year we calculate your minimum distribution based on the account value as of December 31 of the prior calendar year and then calculate the minimum distribution amount based on the various choices you make from among the choices we offer. This feature is available for traditional IRA contracts.

We designed this option to reflect the calculation of account-based lifetime required minimum distribution amounts under existing proposed regulations issued in 1987. We anticipate offering choices later in 2001 and 2002 to reflect proposed revisions issued in January, 2001 to these proposed regulations. See "Revised Proposed Minimum Distribution Rules," below. Please consult with your tax advisor before making any choice.

Under our option, you may choose whether the required minimum distribution will be calculated based on your life expectancy alone, or based on the joint life expectancies of you and your spouse. You may also choose (1) to have us recalculate your life expectancy (or joint life expectancy) each year, or (2) not recalculate your life expectancy. If you have chosen a joint life expectancy method of calculation with your spouse, you may choose to either have both lives recalculated or not recalculated.

When we recalculate life expectancy, that means that each calendar year we see what each individual's life expectancy is under Treasury Regulations. If life expectancy is not recalculated, it means that it is determined once, for the initial year, and in every subsequent year that number is reduced by one more year.

If you do not specify a method, IRS regulations require us to base a calculation on your life expectancy alone, recalculating it each year. If you do not specify that we should recalculate life expectancy, you cannot later apply your account value to an annuity payout.

The minimum distribution calculation takes into account partial withdrawals made during the current calendar year but prior to the date we determine your minimum distribution amount, except that when the required minimum distribution is elected in the year in which the annuitant attains age 71 1/2, no adjustment for partial withdrawals will be made for any withdrawals made between January 1 and April 1 of the year in which the election is made.

Our required minimum distribution option should not be elected if the annuitant continues to work beyond age 70 1/2 and contributions continue to be made into the contract. To do so could result in an insufficient distribution. You must request the amount to be separately calculated each year to ensure that you withdraw the correct amount.

Please note that our required minimum distribution option does not provide for all the flexibility provided by federal law. For example, federal law permits you to recalculate your life expectancy and not your spouse's and to choose the joint life expectancy method with a beneficiary other than your spouse. See your tax adviser.

REVISED PROPOSED MINIMUM DISTRIBUTION RULES

The proposed revisions issued in January, 2001 to the proposed regulations governing required minimum distributions under IRAs, TSAs and qualified plans chiefly affect the calculation of account-based annual minimum distribution withdrawals under these plans, contracts and arrangements. They also affect the calculation of required minimum distributions from such plans, contracts, and arrangements after the death of the contract owner or plan participant.

Under the revised proposed rules the IRS has changed the divisor used to divide the account balance in calculating an owner's or participant's lifetime required minimum distribution amount for a traditional IRA or TSA or from a qualified plan. The "distribution period" corresponding to the age of the individual from the required minimum distribution incidental benefit (MDIB) table originally prescribed in the existing 1987 proposed regulations is the prescribed divisor

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for calculations under the revised proposed rules. Unless a special exception applies for owners or participants with spouses more than 10 years younger, this is the only table to be used to calculate account-based lifetime required minimum distributions. There is no need to pick a designated beneficiary, choose life expectancy factors or choose whether or not to recalculate life expectancy or choose term certain. Because the uniform distribution period table assumes more generous life expectancy-based factors than in the existing 1987 proposed regulations, the annual amount required to be distributed using the uniform distribution period table will generally be much smaller than under the existing rules. In the case of the spousal exception referred to before, the owner or participant can choose to use the longer distribution period measured by the joint life and last survivor life expectancy of the owner or participant and younger spouse.

The revised proposed rules retain the distinction between annually calculating a withdrawal amount (account-based approach) and applying funds to an annuity payout (annuitization) for complying with annual minimum distribution requirements. The revised proposed rules continue to allow an owner or participant to use a beneficiary in annuitization. However, when an owner or participant chooses an account-based approach, unless the younger spouse exception applies, the owner or participant no longer uses a beneficiary to calculate the required minimum distribution amount.

An owner or plan participant can continue to choose a different approach for each of traditional IRA or TSA maintained and other retirement plans. For example, a plan participant with several traditional IRAs can choose an annuity payout from one IRA, a different annuity payout from the qualified plan, and an account-based annual withdrawal for another IRA. If permitted by the terms of the applicable plan or contract, an owner or plan participant who starts taking lifetime required minimum distributions using an account-based method can later apply funds to an annuity-based payout. If a period certain is elected, it cannot exceed remaining life expectancy.

The revised proposed rules change how required minimum distribution payments must be made after the death of the owner or plan participant. Under the revised proposed rules the determination of the designated beneficiary and the calculation of the beneficiary's life expectancy generally are contemporaneous with commencement of required distributions to the beneficiary. Regardless of whether death occurs before or after the Required Beginning Date for lifetime required minimum distribution payments, the revised proposed rules extend the maximum time for determining who the beneficiary is to December 31st of the calendar year following the year of the death of the owner or plan participant. Regardless of whether death occurs before or after the Required Beginning Date for lifetime required minimum distribution payments, under the revised proposed rules an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the term certain method. That is, he or she determines his or her life expectancy using the life expectancy tables as of the calendar year after the owner or participant's death and reduces that number by one each subsequent year.

If the owner or plan participant dies AFTER the Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is the surviving spouse, the revised proposed rules permit post-death distributions to be made over the spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.

If the owner or plan participant dies AFTER the Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate, the revised proposed rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner or plan participant's life expectancy in the year of death. For each subsequent year life expectancy is reduced by one (the term certain method). (Please note that we need an individual annuitant to keep an annuity contract or certificate in force. If the beneficiary

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is not an individual, we must distribute amounts remaining in the annuity after the death of the annuitant.)

If the owner or plan participant dies BEFORE the Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is the surviving spouse, as under the existing rules, the revised proposed rules permit the spouse to delay starting payments over his/her life expectancy until the year in which the owner or plan participant would have attained age 70 1/2.

The revised proposed rules permit any individual beneficiary, including a spouse, to elect to apply the 5-year rule. Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's or plan participant's death BEFORE the Required Beginning Date, the entire account must be distributed by the end of the fifth year following the year of the owner's or plan participant's death. No distribution is required for a year before that fifth year.

If the owner or plan participant dies BEFORE the Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate, the revised proposed rules continue to apply the 5-year rule discussed above. (Please note that we need an individual annuitant to keep an annuity contract or certificate in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity after the death of the annuitant.)

UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

     (a/b)- c

     where:

(a) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by EQ Advisors Trust. This share value is after deduction for investment advisory fees and direct expenses of EQ Advisors Trust.

(b) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for EQUI-VEST may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

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o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS

To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST Series 100 Contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 1999, the annuity payment due in December 1999 would be $95.19 (the number of units (26.74) times $3.56).

THE REORGANIZATION

Equitable Life established Separate Account A as a stock account on August 1, 1968. It was one of four separate investment accounts used to fund retirement benefits under variable annuity certificates issued by us. Each of these separate accounts, which included the predecessors to the EQ/Alliance Money Market Fund, EQ/Balanced Fund, EQ/Alliance Common Stock Fund and EQ/Aggressive Stock Fund, was organized as an open-end management investment company, with its own investment objectives and policies. Collectively these separate accounts, as well as two other separate accounts which had been used to fund retirement benefits under certain other annuity contracts, are called the "predecessor separate accounts. "

On December 18, 1987, the predecessor separate accounts were combined in part and reorganized into the EQ/Alliance Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock Funds of Separate Account A. In connection with the Reorganization, all of the assets and investment-related liabilities of the predecessor separate accounts were transferred to a corresponding portfolio of The Equitable Trust in exchange for shares of the portfolios of The Equitable Trust, which were issued to these corresponding Funds of Separate Account A. On September 6, 1991, all of the shares of The Equitable Trust held by these Funds were replaced by shares of Portfolios of The Hudson River Trust corresponding to these Funds of Separate

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Account A. On October 18, 1999, the portfolios of The Hudson River Trust were transferred to EQ Advisors Trust.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of EQ Advisors Trust owned by the variable annuity options.

The financial statements of Separate Account A as at December 31, 2000 and for the periods ended December 31, 2000 and 1999, and the consolidated financial statements of Equitable Life as at December 31, 2000 and 1999 and for each of the three years ended December 31, 2000 included in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in auditing and accounting.

EQ/ALLIANCE MONEY MARKET OPTION YIELD INFORMATION

The EQ/Alliance Money Market option calculates yield information for seven-day periods. To determine the seven-day rate of return, the net change in a unit value is computed by subtracting the unit value at the beginning of the period from the unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor for your contract. This reduction is made to recognize the deduction of the annual administrative charge, which is not reflected in the unit value. See the applicable "Annual administrative charge" section under "Charges and expenses" in the prospectus. Unit values reflect all other accrued expenses of the EQ/Alliance Money Market option.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the annual administrative charge for EQUI-VEST that is deducted from the EQ/Alliance Money Market option will vary for each contract and the percentage of the aggregate account value allocated to the EQ/Alliance Money Market option. To determine the effect of the annual administrative charge on the yield, we start with the actual aggregate annual administrative charges, as a percentage of total assets held under EQUI-VEST. This amount is multiplied by 365/7 to produce an average administrative charge factor which is used in weekly yield computations for the ensuing year. The average administrative charge is then divided by the number of EQ/Alliance Money Market option units for the EQUI-VEST series contract as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the EQ/Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1)365/7 - 1. The EQ/Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of units of the EQ/Alliance Money Market option will fluctuate and not remain constant.

The EQ/Alliance Money Market option yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. EQ/Alliance Money Market option yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the guaranteed interest account or bank deposits. The yield should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis.

-----
  7
--------------------------------------------------------------------------------

While the EQ/Alliance Money Market option yields will vary among the different EQUI-VEST contracts, the same method of calculating EQ/Alliance Money Market option yields applies. The seven-day current yield and effective yield figures set forth below reflect the highest charges that are currently being assessed under any EQUI-VEST contract and are for illustrative purposes only.

The seven-day current yield for the EQ/Alliance Money Market option was 3.90% for the period ended December 31, 2000. The effective yield for the EQ/Alliance Money Market option for that period was 3.97%. Because these yields reflect the deduction of Separate Account A expenses, including the annual administrative charge, they are lower than the corresponding yield figures for the EQ/Alliance Money Market Portfolio which reflect only the deduction of Trust-level expenses.

OTHER YIELD INFORMATION

Thirty-day yields may vary according to the series of your EQUI-VEST contract, although the same method of calculating variable investment option yields applies. The yield figures set forth below reflect the highest charges that are currently being assessed under any series of EQUI-VEST contract.

The effective yield is obtained by giving effect to the compounding nature of the variable investment option's investments, as follows: the sum of the 30-day adjusted return, plus one, is raised to a power equal to 365 divided by 30, and subtracting one from the result.

The effective yields for the 30-day period ended December 31, 2000 were 4.69% for the EQ/Alliance Intermediate Government Securities options, 4.56% for the EQ/Alliance Quality Bond options and 14.61% for the EQ/Alliance High Yield option. Because these yields reflect the deduction of Separate Account A expenses, including the annual administrative charge, they are lower than the yield figures for the corresponding Portfolios which reflect only the deduction of Trust-level expenses.

DISTRIBUTION OF THE CONTRACTS

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2000, 1999 and 1998. In 2000, Equitable Life paid AXA Advisors $666,577,890, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account A. Of this amount, AXA Advisors retained $385,314,054.

FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.............................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2000....    FSA-3
   Statements of Operations for the Year Ended
    December 31, 2000.........................................    FSA-9
   Statements of Changes in Net Assets for the
    Years Ended December 31, 2000 and 1999....................   FSA-15
   Notes to Financial Statements..............................   FSA-25


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.............................      F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2000 and 1999....      F-2
   Consolidated Statements of Earnings, Years Ended
    December 31, 2000, 1999 and 1998..........................      F-3
   Consolidated Statements of Shareholder's Equity and
    Comprehensive Income, Years Ended December 31, 2000,
    1999 and 1998.............................................      F-4
   Consolidated Statements of Cash Flows, Years Ended
    December 31, 2000, 1999 and 1998..........................      F-5
   Notes to Consolidated Financial Statements.................      F-7


                                      FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2000 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
New York, New York
February 5, 2001


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000


                                                      ALLIANCE         ALLIANCE
                                                       COMMON        CONSERVATIVE     ALLIANCE
                                                       STOCK           INVESTORS       GLOBAL
                                                 ----------------    ------------   ------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $8,426,313,427 ........................  $  7,634,861,017
           147,829,545 ........................                      $149,488,557
         1,064,034,012 ........................                                     $857,499,505
         1,005,033,573 ........................
         1,025,030,717 ........................
           182,673,198 ........................
            54,476,917 ........................
Receivable for Trust shares sold ..............           120,489               -              -
Receivable for policy-related transactions
 (Note 3) .....................................        18,994,282         947,434      4,891,734
                                                 ----------------    ------------   ------------
  Total assets ................................     6,653,975,788     150,435,991    862,391,239
                                                 ----------------    ------------   ------------
LIABILITIES:
Payable for Trust shares purchased ............                 -         214,978        844,206
Payable for policy-related transactions
 (Note 3) .....................................                 -               -              -
                                                 ----------------    ------------   ------------
  Total liabilities ...........................                 -         214,978        844,206
                                                 ----------------    ------------   ------------
NET ASSETS ....................................  $  7,653,975,788    $150,221,013   $861,547,033
                                                 ================    ============   ============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $        547,147    $     48,099   $     83,015
Net Assets attributable to Contractowners .....     7,653,428,641     150,172,914    861,464,018
                                                 ----------------    ------------   ------------
NET ASSETS ....................................  $  7,653,975,788    $150,221,013   $861,547,033
                                                 ================    ============   ============




                                                                                                       ALLIANCE
                                                     ALLIANCE          ALLIANCE         ALLIANCE     INTERMEDIATE
                                                    GROWTH AND          GROWTH            HIGH        GOVERNMENT
                                                      INCOME          INVESTORS          YIELD        SECURITIES
                                                 ---------------- ----------------- --------------- -------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $8,426,313,427 ........................
           147,829,545 ........................
         1,064,034,012 ........................
         1,005,033,573 ........................  $1,036,942,796
         1,025,030,717 ........................                    $1,049,364,654
           182,673,198 ........................                                      $121,727,187
            54,476,917 ........................                                                      $53,491,482
Receivable for Trust shares sold ..............               -                 -               -              -
Receivable for policy-related transactions
 (Note 3) .....................................       5,943,487         5,371,122         564,757        458,046
                                                 --------------    --------------    ------------    -----------
  Total assets ................................   1,042,886,283     1,054,735,776     122,291,944     53,949,528
                                                 --------------    --------------    ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............       1,551,288           993,957         122,791        166,187
Payable for policy-related transactions
 (Note 3) .....................................               -                 -               -              -
                                                 --------------    --------------    ------------    -----------
  Total liabilities ...........................       1,551,288           993,957         122,791        166,187
                                                 --------------    --------------    ------------    -----------
NET ASSETS ....................................  $1,041,334,995    $1,053,741,819    $122,169,153    $53,783,341
                                                 ==============    ==============    ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $      250,585    $      515,822    $    338,544    $   377,537
Net Assets attributable to Contractowners .....   1,041,084,410     1,053,225,997     121,830,609     53,405,804
                                                 --------------    --------------    ------------    -----------
NET ASSETS ....................................  $1,041,334,995    $1,053,741,819    $122,169,153    $53,783,341
                                                 ==============    ==============    ============    ===========


-------
See Notes to Financial Statements.

                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                                    ALLIANCE       ALLIANCE
                                                    ALLIANCE         MONEY          QUALITY
                                                 INTERNATIONAL       MARKET          BOND
                                                --------------- --------------- -----------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $157,043,732 ..........................  $145,620,417
         151,049,575 ..........................                  $147,627,517
          94,976,864 ..........................                                  $92,610,325
         427,705,230 ..........................
           3,939,114 ..........................
             114,062 ..........................
           6,477,858 ..........................
Receivable for Trust shares sold ..............     2,603,812               -         20,405
Receivable for policy-related transactions
 (Note 3) .....................................             -       9,485,725              -
                                                 ------------    ------------    -----------
  Total assets ................................   148,224,229     157,113,242     92,630,730
                                                 ------------    ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............             -         405,057              -
Payable for policy-related transactions
 (Note 3) .....................................     1,827,227               -        183,325
                                                 ------------    ------------    -----------
  Total liabilities ...........................     1,827,227         405,057        183,325
                                                 ------------    ------------    -----------
NET ASSETS ....................................  $146,397,002    $156,708,185    $92,447,405
                                                 ============    ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $    205,680    $     56,000    $    85,058
Net Assets attributable to Contractowners .....   146,191,322     156,652,185     92,362,347
                                                 ------------    ------------    -----------
NET ASSETS ....................................  $146,397,002    $156,708,185    $92,447,405
                                                 ============    ============    ===========




                                                    ALLIANCE
                                                     SMALL         CALVERT        CAPITAL        CAPITAL
                                                      CAP          SOCIALLY       GUARDIAN       GUARDIAN
                                                     GROWTH      RESPONSIBLE   INTERNATIONAL     RESEARCH
                                                --------------- ------------- --------------- -------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $157,043,732 ..........................
         151,049,575 ..........................
          94,976,864 ..........................
         427,705,230 ..........................  $358,250,173
           3,939,114 ..........................                  $3,684,407
             114,062 ..........................                                   $102,233
           6,477,858 ..........................                                                $6,403,519
Receivable for Trust shares sold ..............     7,627,146            17              -              -
Receivable for policy-related transactions
 (Note 3) .....................................             -             -            857        125,735
                                                 ------------    ----------       --------     ----------
  Total assets ................................   365,877,319     3,684,424        103,090      6,529,254
                                                 ------------    ----------       --------     ----------
LIABILITIES:
Payable for Trust shares purchased ............             -             -            857        112,186
Payable for policy-related transactions
 (Note 3) .....................................     6,491,255            17              -              -
                                                 ------------    ----------       --------     ----------
  Total liabilities ...........................     6,491,255            17            857        112,186
                                                 ------------    ----------       --------     ----------
NET ASSETS ....................................  $359,386,064    $3,684,407       $102,233     $6,417,068
                                                 ============    ==========       ========     ==========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     52,197    $2,099,905       $  1,192     $   30,233
Net Assets attributable to Contractowners .....   359,333,867     1,584,502        101,041      6,386,835
                                                 ------------    ----------       --------     ----------
NET ASSETS ....................................  $359,386,064    $3,684,407       $102,233     $6,417,068
                                                 ============    ==========       ========     ==========


-------
See Notes to Financial Statements.

                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                   CAPITAL           EQ/          EQ/ALLIANCE
                                                   GUARDIAN       AGGRESSIVE        PREMIER
                                                 U.S. EQUITY        STOCK            GROWTH
                                                ------------- ----------------  ---------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    5,033,556 ........................  $5,003,624
         2,655,444,914 ........................                $2,290,928,298
           369,180,568 ........................                                  $305,655,538
           132,539,508 ........................
             4,380,805 ........................
             4,431,040 ........................
         1,437,044,063 ........................
Receivable for Trust shares sold ..............           -        24,772,706               -
Receivable for policy-related transactions
 (Note 3) .....................................      60,529                 -          91,694
                                                 ----------    --------------    ------------
  Total assets ................................   5,064,153     2,315,701,004     305,747,232
                                                 ----------    --------------    ------------
LIABILITIES:
Payable for Trust shares purchased ............      60,529                 -          60,347
Payable for policy-related transactions
 (Note 3) .....................................           -        12,566,337               -
                                                 ----------    --------------    ------------
  Total liabilities ...........................      60,529        12,566,337          60,347
                                                 ----------    --------------    ------------
NET ASSETS ....................................  $5,003,624    $2,303,134,667    $305,686,885
                                                 ==========    ==============    ============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $   36,642    $      130,344    $     48,891
Net Assets attributable to Contractowners .....   4,966,982     2,303,004,323     305,637,994
                                                 ----------    --------------    ------------
NET ASSETS ....................................  $5,003,624    $2,303,134,667    $305,686,885
                                                 ==========    ==============    ============




                                                                   EQ/AXP       EQ/AXP
                                                  EQ/ALLIANCE        NEW       STRATEGY          EQ/
                                                   TECHNOLOGY    DIMENSIONS   AGGRESSIVE       BALANCED
                                                --------------- ------------ ------------ -----------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    5,033,556 ........................
         2,655,444,914 ........................
           369,180,568 ........................
           132,539,508 ........................  $103,684,191
             4,380,805 ........................                  $4,162,576
             4,431,040 ........................                               $4,145,064
         1,437,044,063 ........................                                            $1,295,740,610
Receivable for Trust shares sold ..............             -             -      863,299                -
Receivable for policy-related transactions
 (Note 3) .....................................             -        20,199            -        5,195,232
                                                 ------------    ----------   ----------   --------------
  Total assets ................................   103,684,191     4,182,775    5,008,363    1,300,935,842
                                                 ------------    ----------   ----------   --------------
LIABILITIES:
Payable for Trust shares purchased ............         8,897        20,199            -        1,549,297
Payable for policy-related transactions
 (Note 3) .....................................       175,387             -      867,270                -
                                                 ------------    ----------   ----------   --------------
  Total liabilities ...........................       184,284        20,199      867,270        1,549,297
                                                 ------------    ----------   ----------   --------------
NET ASSETS ....................................  $103,499,907    $4,162,576   $4,141,093   $1,299,386,545
                                                 ============    ==========   ==========   ==============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     35,297    $  416,790   $  307,021   $       56,669
Net Assets attributable to Contractowners .....   103,464,610     3,745,786    3,834,072    1,299,329,876
                                                 ------------    ----------   ----------   --------------
NET ASSETS ....................................  $103,499,907    $4,162,576   $4,141,093   $1,299,386,545
                                                 ============    ==========   ==========   ==============


-------
See Notes to Financial Statements.

                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                        EQ
                                                      EQUITY                         EQ/
                                                       500             EQ/        EVERGREEN
                                                      INDEX         EVERGREEN    FOUNDATION
                                                ----------------- ------------- ------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,443,302,548 ........................  $1,414,839,131
             2,361,372 ........................                    $2,131,093
             2,209,104 ........................                                  $2,113,779
            17,607,003 ........................
            39,024,749 ........................
            73,257,437 ........................
             1,682,244 ........................
Receivable for Trust shares sold ..............         321,947             -             -
Receivable for policy-related transactions
 (Note 3) .....................................       4,668,357         7,894        13,548
                                                 --------------    ----------    ----------
  TOTAL ASSETS ................................   1,419,829,435     2,138,987     2,127,327
                                                 --------------    ----------    ----------
LIABILITIES:
Payable for Trust shares purchased ............               -         7,894        13,549
Payable for policy-related transactions
 (Note 3) .....................................               -             -             -
                                                 --------------    ----------    ----------
  Total liabilities ...........................               -         7,894        13,549
                                                 --------------    ----------    ----------
NET ASSETS ....................................  $1,419,829,435    $2,131,093    $2,113,778
                                                 ==============    ==========    ==========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $      253,796    $   23,804    $   25,337
Net Assets attributable to Contractowners .....   1,419,575,639     2,107,289     2,088,441
                                                 --------------    ----------    ----------
NET ASSETS ....................................  $1,419,829,435    $2,131,093    $2,113,778
                                                 ==============    ==========    ==========




                                                   EQ/JANUS                      EQ/PUTNAM
                                                     LARGE                       GROWTH &       EQ/PUTNAM
                                                      CAP         EQ/PUTNAM       INCOME      INTERNATIONAL
                                                    GROWTH        BALANCED         VALUE         EQUITY
                                                -------------- -------------- -------------- --------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,443,302,548 ........................
             2,361,372 ........................
             2,209,104 ........................
            17,607,003 ........................  $16,523,533
            39,024,749 ........................                 $40,255,025
            73,257,437 ........................                                $73,327,876
             1,682,244 ........................                                                $1,293,298
Receivable for Trust shares sold ..............            -        211,199        278,513          7,346
Receivable for policy-related transactions
 (Note 3) .....................................      179,222              -              -              -
                                                 -----------    -----------    -----------     ----------
  Total assets ................................   16,702,755     40,466,224     73,606,389      1,300,644
                                                 -----------    -----------    -----------     ----------
LIABILITIES:
Payable for Trust shares purchased ............      179,222              -              -              -
Payable for policy-related transactions
 (Note 3) .....................................            -        204,109        245,593          3,067
                                                 -----------    -----------    -----------     ----------
  Total liabilities ...........................      179,222        204,109        245,593          3,067
                                                 -----------    -----------    -----------     ----------
NET ASSETS ....................................  $16,523,533    $40,262,115    $73,360,796     $1,297,577
                                                 ===========    ===========    ===========     ==========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $   425,582    $    99,783    $    48,185     $   21,907
Net Assets attributable to Contractowners .....   16,097,951     40,162,332     73,312,611      1,275,670
                                                 -----------    -----------    -----------     ----------
NET ASSETS ....................................  $16,523,533    $40,262,115    $73,360,796     $1,297,577
                                                 ===========    ===========    ===========     ==========


-------
See Notes to Financial Statements.

                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                 EQ/PUTNAM                    FI SMALL/
                                                 INVESTORS        FI           MID CAP
                                                   GROWTH       MID CAP         VALUE
                                                ----------- -------------- --------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    500,521 ..........................  $419,087
          10,483,130 ..........................              $10,773,407
          66,781,234 ..........................                             $73,131,598
              83,695 ..........................
             111,633 ..........................
         118,987,625 ..........................
          15,179,520 ..........................
Receivable for Trust shares sold ..............       625              -      1,880,144
Receivable for policy-related transactions
 (Note 3) .....................................    28,873        234,097              -
                                                 --------    -----------    -----------
  Total assets ................................   448,585     11,007,504     75,011,742
                                                 --------    -----------    -----------
LIABILITIES:
Payable for Trust shares purchased ............         -        234,096              -
Payable for policy-related transactions
 (Note 3) .....................................         -              -      1,849,817
                                                 --------    -----------    -----------
  Total liabilities ...........................         -        234,096      1,849,817
                                                 --------    -----------    -----------
NET ASSETS ....................................  $448,585    $10,773,408    $73,161,925
                                                 ========    ===========    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $ 22,884    $   504,088    $    93,893
Net Assets attributable to Contractowners .....   425,701     10,269,320     73,068,032
                                                 --------    -----------    -----------
NET ASSETS ....................................  $448,585    $10,773,408    $73,161,925
                                                 ========    ===========    ===========




                                                                            MERCURY
                                                   LAZARD      LAZARD        BASIC          MERCURY
                                                   LARGE       SMALL         VALUE           WORLD
                                                 CAP VALUE   CAP VALUE       EQUITY        STRATEGY
                                                ----------- ----------- --------------- --------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    500,521 ..........................
          10,483,130 ..........................
          66,781,234 ..........................
              83,695 ..........................   $84,382
             111,633 ..........................              $119,132
         118,987,625 ..........................                          $116,882,153
          15,179,520 ..........................                                          $13,097,189
Receivable for Trust shares sold ..............         -           -               -              -
Receivable for policy-related transactions
 (Note 3) .....................................       152         611         463,355              -
                                                  -------    --------    ------------    -----------
  Total assets ................................    84,534     119,743     117,345,508     13,097,189
                                                  -------    --------    ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............       152         610         281,852         14,207
Payable for policy-related transactions
 (Note 3) .....................................         -           -               -        761,972
                                                  -------    --------    ------------    -----------
  Total liabilities ...........................       152         610         281,852        776,179
                                                  -------    --------    ------------    -----------
NET ASSETS ....................................   $84,382    $119,133    $117,063,656    $12,321,010
                                                  =======    ========    ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................   $   453    $    134    $     88,494    $    51,505
Net Assets attributable to Contractowners .....    83,929     118,999     116,975,162     12,269,505
                                                  -------    --------    ------------    -----------
NET ASSETS ....................................   $84,382    $119,133    $117,063,656    $12,321,010
                                                  =======    ========    ============    ===========


-------
See Notes to Financial Statements.

                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                      MFS
                                                    EMERGING         MFS
                                                     GROWTH      GROWTH WITH
                                                   COMPANIES        INCOME
                                                --------------- -------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,170,559,029 .......................   $921,582,197
            10,242,655 .......................                   $10,145,649
           250,220,957 .......................
            87,303,443 .......................
           127,132,799 .......................
           130,528,761 .......................
Receivable for Trust shares sold .............        783,051              -
Receivable for policy-related transactions
 (Note 3) .....................................     1,359,172         32,977
                                                 ------------    -----------
  Total assets ................................   923,724,420     10,178,626
                                                 ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............             -         32,977
Payable for policy-related transactions
 (Note 3) .....................................             -              -
                                                 ------------    -----------
  Total liabilities ...........................             -         32,977
                                                 ------------    -----------
NET ASSETS ....................................  $923,724,420    $10,145,649
                                                 ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     19,836    $    31,595
Net Assets attributable to Contractowners .....   923,704,584     10,114,054
                                                 ------------    -----------
NET ASSETS ....................................  $923,724,420    $10,145,649
                                                 ============    ===========




                                                                    MORGAN
                                                                    STANLEY        T. ROWE         T. ROWE
                                                                   EMERGING         PRICE           PRICE
                                                      MFS           MARKETS         EQUITY      INTERNATIONAL
                                                    RESEARCH        EQUITY          INCOME          STOCK
                                                --------------- -------------- --------------- ---------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,170,559,029 ........................
            10,242,655 ........................
           250,220,957 ........................  $223,428,608
            87,303,443 ........................                  $70,003,147
           127,132,799 ........................                                 $128,423,830
           130,528,761 ........................                                                 $111,329,334
Receivable for Trust shares sold ..............             -      1,575,653         649,194         261,426
Receivable for policy-related transactions
 (Note 3) .....................................       514,119              -               -               -
                                                 ------------    -----------    ------------    ------------
  Total assets ................................   223,942,727     71,578,800     129,073,024     111,590,760
                                                 ------------    -----------    ------------    ------------
LIABILITIES:
Payable for Trust shares purchased ............       275,970              -               -               -
Payable for policy-related transactions
 (Note 3) .....................................             -      1,513,228         554,251         221,353
                                                 ------------    -----------    ------------    ------------
  Total liabilities ...........................       275,970      1,513,228         554,251         221,353
                                                 ------------    -----------    ------------    ------------
NET ASSETS ....................................  $223,666,757    $70,065,572    $128,518,773    $111,369,407
                                                 ============    ===========    ============    ============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     52,419    $    56,625    $     72,927    $     27,741
Net Assets attributable to Contractowners .....   223,614,338     70,008,947     128,445,846     111,341,666
                                                 ------------    -----------    ------------    ------------
NET ASSETS ....................................  $223,666,757    $70,065,572    $128,518,773    $111,369,407
                                                 ============    ===========    ============    ============


-------
See Notes to Financial Statements.

                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                               ALLIANCE          ALLIANCE
                                                                COMMON         CONSERVATIVE       ALLIANCE
                                                                STOCK           INVESTORS          GLOBAL
                                                         ------------------- --------------- ------------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $     53,594,787    $   5,773,630    $    1,658,489
                                                          ----------------    -------------    --------------
 Expenses (Note 3):
  Asset-based charges ..................................       127,997,164        1,925,126        13,676,131
 Less: Reduction for expense limitation ................       (16,243,388)               -                 -
                                                          ----------------    -------------    --------------
  Net expenses .........................................       111,753,776        1,925,126        13,676,131
                                                          ----------------    -------------    --------------
NET INVESTMENT INCOME (LOSS) ...........................       (58,158,989)       3,848,504       (12,017,642)
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................       354,983,662        3,545,683       162,304,089
  Realized gain distribution from The Trust ............     1,558,299,851        3,429,569        93,871,497
                                                          ----------------    -------------    --------------
 Net realized gain (loss) ..............................     1,913,283,513        6,975,252       256,175,586
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (3,236,756,480)      (7,697,466)     (452,443,695)
                                                          ----------------    -------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (1,323,472,967)        (722,214)     (196,268,109)
                                                          ----------------    -------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (1,381,631,956)   $   3,126,290    $ (208,285,751)
                                                          ================    =============    ==============




                                                                                                                 ALLIANCE
                                                              ALLIANCE          ALLIANCE         ALLIANCE      INTERMEDIATE
                                                             GROWTH AND          GROWTH            HIGH         GOVERNMENT
                                                               INCOME          INVESTORS           YIELD        SECURITIES
                                                         ----------------- ----------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $     8,647,374   $   19,864,306    $  14,111,151    $3,032,997
                                                          ---------------   --------------    -------------    ----------
 Expenses (Note 3):
  Asset-based charges ..................................       12,603,671       14,846,327        1,872,472       663,358
 Less: Reduction for expense limitation ................                -                -                -       (12,831)
                                                          ---------------   --------------    -------------    ----------
  Net expenses .........................................       12,603,671       14,846,327        1,872,472       663,358
                                                          ---------------   --------------    -------------    ----------
NET INVESTMENT INCOME (LOSS) ...........................       (3,956,297)       5,017,979       12,238,678     2,382,471
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................       72,397,674       17,493,395      (17,865,281)      242,764
  Realized gain distribution from The Trust ............       99,230,307       72,188,246                -             -
                                                          ---------------   --------------    -------------    ----------
 Net realized gain (loss) ..............................      171,627,981       89,681,641      (17,865,281)      242,764
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (100,366,232)    (185,230,420)      (8,293,826)    1,190,732
                                                          ---------------   --------------    -------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................       71,261,749      (95,548,779)     (26,159,107)    1,433,496
                                                          ---------------   --------------    -------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $    67,305,452   $  (90,530,801)   $ (13,920,429)   $3,815,967
                                                          ===============   ==============    =============    ==========


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                               ALLIANCE       ALLIANCE
                                                              ALLIANCE          MONEY         QUALITY
                                                           INTERNATIONAL        MARKET          BOND
                                                         ----------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $     784,656    $   8,045,631   $5,475,228
                                                           -------------    -------------   ----------
 Expenses (Note 3):
  Asset-based charges ..................................       2,385,164        2,029,155    1,115,610
 Less: Reduction for expense limitation ................               -          (96,828)           -
                                                           -------------    -------------   ----------
  Net expenses .........................................       2,385,164        1,932,327    1,115,610
                                                           -------------    -------------   ----------
NET INVESTMENT INCOME (LOSS) ...........................      (1,600,508)       6,113,304    4,359,618
REALIZED AND UNREALIZED GAIN (LOSS) ON                     -------------    -------------   ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................     (18,375,250)       3,039,143     (316,765)
  Realized gain distribution from The Trust ............      13,986,322           16,344            -
                                                           -------------    -------------   ----------
 Net realized gain (loss) ..............................      (4,388,928)       3,055,487     (316,765)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (32,056,358)      (1,973,129)   4,142,328
                                                           -------------    -------------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (36,445,286)       1,082,358    3,825,563
                                                           -------------    -------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (38,045,794)   $   7,195,662   $8,185,181
                                                           =============    =============   ==========




                                                             ALLIANCE
                                                               SMALL         CALVERT        CAPITAL        CAPITAL
                                                                CAP          SOCIALLY       GUARDIAN       GUARDIAN
                                                              GROWTH       RESPONSIBLE   INTERNATIONAL     RESEARCH
                                                         ---------------- ------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $            -   $  206,676      $     345     $    74,415
                                                          --------------   ----------      ---------     -----------
 Expenses (Note 3):
  Asset-based charges ..................................       3,750,852       12,661          1,052          44,326
 Less: Reduction for expense limitation ................               -            -              -               -
                                                          --------------   ----------      ---------     -----------
  Net expenses .........................................       3,750,852       12,661          1,052          44,326
                                                          --------------   ----------      ---------     -----------
NET INVESTMENT INCOME (LOSS) ...........................      (3,750,852)     194,015           (707)         30,089
REALIZED AND UNREALIZED GAIN (LOSS) ON                    --------------   ----------      ---------     -----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      68,051,854       53,469            (11)        159,917
  Realized gain distribution from The Trust ............      40,509,864       58,893            587               -
                                                          --------------   ----------      ---------     -----------
 Net realized gain (loss) ..............................     108,561,718      112,362            576         159,917
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (94,632,594)    (426,892)       (19,538)       (103,622)
                                                          --------------   ----------      ---------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................      13,929,124     (314,530)       (18,962)         56,295
                                                          --------------   ----------      ---------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (NOTE 2) ..............................  $   10,178,272   $ (120,515)     $ (19,669)    $    86,384
                                                          ==============   ==========      =========     ===========


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                            CAPITAL           EQ/           EQ/ALLIANCE
                                                            GUARDIAN       AGGRESSIVE         PREMIER
                                                          U.S. EQUITY        STOCK             GROWTH
                                                         ------------- ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $    80,274   $    9,458,024     $   1,909,654
                                                          -----------   --------------     -------------
 Expenses (Note 3):
  Asset-based charges ..................................       42,257       35,432,433         3,266,273
 Less: Reduction for expense limitation ................            -       (5,350,024)                -
                                                          -----------   --------------     -------------
  Net expenses .........................................       42,257       30,082,409         3,266,273
                                                          -----------   --------------     -------------
NET INVESTMENT INCOME (LOSS) ...........................       38,017      (20,624,385)       (1,356,619)
REALIZED AND UNREALIZED GAIN (LOSS) ON                    -----------   --------------     -------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      146,731      (17,521,814)        5,620,276
  Realized gain distribution from The Trust ............       12,500      178,753,959                 -
                                                          -----------   --------------     -------------
 Net realized gain (loss) ..............................      159,231      161,232,145         5,620,276
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (105,299)    (531,345,040)      (73,936,823)
                                                          -----------   --------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................       53,932     (370,112,895)      (68,316,547)
                                                          -----------   --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $    91,949   $ (390,737,280)    $ (69,673,166)
                                                          ===========   ==============     =============


                                                                               EQ/AXP         EQ/AXP
                                                            EQ/ALLIANCE          NEW         STRATEGY           EQ/
                                                             TECHNOLOGY      DIMENSIONS     AGGRESSIVE        BALANCED
                                                         ----------------- -------------- -------------- -----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $           -     $    5,386     $    4,660    $   43,482,661
                                                           -------------     ----------     ----------    --------------
 Expenses (Note 3):
  Asset-based charges ..................................         541,410          5,990          5,582        20,729,909
 Less: Reduction for expense limitation ................               -              -              -        (4,480,259)
                                                           -------------     ----------     ----------    --------------
  Net expenses .........................................         541,410          5,990          5,582        16,249,650
                                                           -------------     ----------     ----------    --------------
NET INVESTMENT INCOME (LOSS) ...........................        (541,410)          (604)          (922)       27,233,011
REALIZED AND UNREALIZED GAIN (LOSS) ON                     -------------     ----------     ----------    --------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      (6,101,686)       (15,727)      (442,565)       22,297,392
  Realized gain distribution from The Trust ............               -              -              -       213,622,544
                                                           -------------     ----------     ----------    --------------
 Net realized gain (loss) ..............................      (6,101,686)       (15,727)      (442,565)      235,919,936
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (28,855,317)      (218,229)      (285,976)     (295,542,367)
                                                           -------------     ----------     ----------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (34,957,003)      (233,956)      (728,541)      (59,622,431)
                                                           -------------     ----------     ----------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (35,498,413)    $ (234,560)    $ (729,463)   $  (32,389,420)
                                                           =============     ==========     ==========    ==============


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                 EQ
                                                               EQUITY                           EQ/
                                                                 500             EQ/         EVERGREEN
                                                                INDEX         EVERGREEN     FOUNDATION
                                                         ------------------ ------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $   10,294,439    $    5,532     $   28,961
                                                           --------------    ----------     ----------
 Expenses (Note 3):
  Asset-based charges ..................................       20,954,309        22,184         13,938
 Less: Reduction for expense limitation ................                -             -              -
                                                           --------------    ----------     ----------
  Net expenses .........................................       20,954,309        22,184         13,938
                                                           --------------    ----------     ----------
NET INVESTMENT INCOME (LOSS) ...........................      (10,659,870)      (16,652)        15,023
REALIZED AND UNREALIZED GAIN (LOSS) ON                     --------------    ----------     ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      215,851,212        (8,863)       (17,757)
  Realized gain distribution from The Trust ............       62,208,884             -              -
                                                           --------------    ----------     ----------
 Net realized gain (loss) ..............................      278,060,096        (8,863)       (17,757)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (439,580,620)     (246,813)       (99,586)
                                                           --------------    ----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (161,520,524)     (255,676)      (117,343)
                                                           --------------    ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (172,180,394)   $ (272,328)    $ (102,320)
                                                           ==============    ==========     ==========

                                                             EQ/JANUS                       EQ/PUTNAM
                                                              LARGE                          GROWTH &       EQ/PUTNAM
                                                               CAP          EQ/PUTNAM         INCOME      INTERNATIONAL
                                                              GROWTH         BALANCED         VALUE          EQUITY
                                                         --------------- --------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $     17,798    $   1,215,020   $     705,720    $  112,107
                                                          ------------    -------------   -------------    ----------
 Expenses (Note 3):
  Asset-based charges ..................................        26,711          520,710         963,722        13,544
 Less: Reduction for expense limitation ................             -                -               -             -
                                                          ------------    -------------   -------------    ----------
  Net expenses .........................................        26,711          520,710         963,722        13,544
                                                          ------------    -------------   -------------    ----------
NET INVESTMENT INCOME (LOSS) ...........................        (8,913)         694,310        (258,002)       98,563
REALIZED AND UNREALIZED GAIN (LOSS) ON                    ------------    -------------   -------------    ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................       (73,085)      (1,210,350)     (1,936,499)      (15,106)
  Realized gain distribution from The Trust ............             -                -               -       147,696
                                                          ------------    -------------   -------------    ----------
 Net realized gain (loss) ..............................       (73,085)      (1,210,350)     (1,936,499)      132,590
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (1,083,470)       3,211,077       5,323,529      (403,258)
                                                          ------------    -------------   -------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (1,156,555)       2,000,727       3,387,030      (270,668)
                                                          ------------    -------------   -------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (1,165,468)   $   2,695,037   $   3,129,028    $ (172,105)
                                                          ============    =============   =============    ==========

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                           EQ/PUTNAM                  FI SMALL/
                                                           INVESTORS        FI         MID CAP
                                                             GROWTH      MID CAP        VALUE
                                                         ------------- ----------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $   6,268    $ 14,902    $     677,319
                                                           ---------    --------    -------------
 Expenses (Note 3):
  Asset-based charges ..................................       5,167      14,470          884,708
 Less: Reduction for expense limitation ................           -           -                -
                                                           ---------    --------    -------------
  Net expenses .........................................       5,167      14,470          884,708
                                                           ---------    --------    -------------
NET INVESTMENT INCOME (LOSS) ...........................       1,101         432         (207,389)
REALIZED AND UNREALIZED GAIN (LOSS) ON                     ---------    --------    -------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      (9,548)      5,829       (3,851,966)
  Realized gain distribution from The Trust ............       2,320           -                -
                                                           ---------    --------    -------------
 Net realized gain (loss) ..............................      (7,228)      5,829       (3,851,966)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (88,099)    290,277        6,102,650
                                                           ---------    --------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (95,327)    296,106        2,250,684
                                                           ---------    --------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (94,226)   $296,538    $   2,043,295
                                                           =========    ========    =============


                                                                                     MERCURY
                                                            LAZARD      LAZARD        BASIC          MERCURY
                                                            LARGE       SMALL         VALUE           WORLD
                                                          CAP VALUE   CAP VALUE       EQUITY         STRATEGY
                                                         ----------- ----------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................    $ 665      $ 2,892    $  5,572,601    $    359,335
                                                            -----      -------    ------------    ------------
 Expenses (Note 3):
  Asset-based charges ..................................      742          860       1,378,868         172,311
 Less: Reduction for expense limitation ................        -            -               -               -
                                                            -----      -------    ------------    ------------
  Net expenses .........................................      742          860       1,378,868         172,311
                                                            -----      -------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ...........................      (77)       2,032       4,193,733         187,024
REALIZED AND UNREALIZED GAIN (LOSS) ON                      -----      -------    ------------    ------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      (22)       1,160       4,256,883         361,713
  Realized gain distribution from The Trust ............        -            -       5,487,891         906,591
                                                            -----      -------    ------------    ------------
 Net realized gain (loss) ..............................      (22)       1,160       9,744,774       1,268,304
 Change in unrealized appreciation (depreciation) of
  investments ..........................................      687        7,033      (3,226,719)     (3,246,691)
                                                            -----      -------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................      665        8,193       6,518,055      (1,978,387)
                                                            -----      -------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................    $ 588      $10,225    $ 10,711,788    $ (1,791,363)
                                                            =====      =======    ============    ============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                MFS
                                                              EMERGING          MFS
                                                               GROWTH       GROWTH WITH
                                                             COMPANIES         INCOME
                                                         ----------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $   18,079,741    $   33,389
                                                          --------------    ----------
 Expenses (Note 3):
  Asset-based charges ..................................      13,004,790        89,777
 Less: Reduction for expense limitation ................               -             -
                                                          --------------    ----------
  Net expenses .........................................      13,004,790        89,777
                                                          --------------    ----------
NET INVESTMENT INCOME (LOSS) ...........................       5,074,951       (56,388)
REALIZED AND UNREALIZED GAIN (LOSS) ON                    --------------    ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................     191,298,604       220,745
  Realized gain distribution from The Trust ............      39,356,013             -
                                                          --------------    ----------
 Net realized gain (loss) ..............................     230,654,617       220,745
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (473,708,932)     (220,508)
                                                          --------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (243,054,315)          237
                                                          --------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (237,979,364)   $  (56,151)
                                                          ==============    ==========

                                                                               MORGAN
                                                                               STANLEY        T. ROWE         T. ROWE
                                                                              EMERGING         PRICE           PRICE
                                                                MFS            MARKETS         EQUITY      INTERNATIONAL
                                                             RESEARCH          EQUITY          INCOME          STOCK
                                                         ---------------- ---------------- ------------- ----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $   1,839,900    $   6,652,782    $ 3,501,069   $      37,348
                                                          -------------    -------------    -----------   -------------
 Expenses (Note 3):
  Asset-based charges ..................................      2,783,084        1,359,611      1,648,384       1,598,534
 Less: Reduction for expense limitation ................              -                -              -               -
                                                          -------------    -------------    -----------   -------------
  Net expenses .........................................      2,783,084        1,359,611      1,648,384       1,598,534
                                                          -------------    -------------    -----------   -------------
NET INVESTMENT INCOME (LOSS) ...........................       (943,184)       5,293,171      1,852,685      (1,561,186)
REALIZED AND UNREALIZED GAIN (LOSS) ON                    -------------    -------------    -----------   -------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................     20,339,519      (33,172,267)       688,167       5,095,819
  Realized gain distribution from The Trust ............     17,460,767        2,298,224      6,112,558       9,382,758
                                                          -------------    -------------    -----------   -------------
 Net realized gain (loss) ..............................     37,800,286      (30,874,043)     6,800,725      14,478,577
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (54,772,587)     (23,721,463)     2,895,523     (37,422,909)
                                                          -------------    -------------    -----------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (16,972,301)     (54,595,506)     9,696,248     (22,944,332)
                                                          -------------    -------------    -----------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (17,915,485)   $ (49,302,335)   $11,548,933   $ (24,505,518)
                                                          =============    =============    ===========   =============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,


                                                                           ALLIANCE
                                                                         COMMON STOCK
                                                             -------------------------------------
                                                                     2000               1999
                                                             ------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $     (58,158,989)  $  (63,829,473)
 Net realized gain (loss) on investments ...................      1,913,283,513    1,567,459,196
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (3,236,756,480)     320,673,163
                                                              -----------------   --------------
 Net increase (decrease) in net assets from operations .....     (1,381,631,956)   1,824,302,886
                                                              -----------------   --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................      1,280,547,300      559,831,359
  Transfers from other Funds and Guaranteed Interest
   Account .................................................         77,397,662    1,373,905,485
                                                              -----------------   --------------
   Total ...................................................      1,357,944,962    1,933,736,844
                                                              -----------------   --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........        818,989,610      645,258,965
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      1,012,087,360    1,305,180,800
  Withdrawal and administrative charges ....................         11,461,337        7,166,669
                                                              -----------------   --------------
   Total ...................................................      1,842,538,307    1,957,606,434
                                                              -----------------   --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................       (484,593,345)     (23,869,590)
                                                              -----------------   --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         (6,787,764)      (3,359,970)
                                                              -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     (1,873,013,064)   1,797,073,326
NET ASSETS - BEGINNING OF PERIOD ...........................      9,526,988,852    7,729,915,526
                                                              -----------------   --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $   7,653,975,788   $9,526,988,852
                                                              =================   ==============



                                                                        ALLIANCE
                                                                 CONSERVATIVE INVESTORS                ALLIANCE GLOBAL
                                                             ------------------------------- -----------------------------------
                                                                   2000            1999             2000              1999
                                                             --------------- --------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  3,848,504    $  2,948,749    $  (12,017,642)   $  (10,195,721)
 Net realized gain (loss) on investments ...................     6,975,252       7,523,816       256,175,586       152,370,377
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (7,697,466)        689,307      (452,443,695)      128,133,406
                                                              ------------    ------------    --------------    --------------
 Net increase (decrease) in net assets from operations .....     3,126,290      11,161,872      (208,285,752)      270,308,062
                                                              ------------    ------------    --------------    --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    38,069,938      19,554,473       916,628,120        75,156,941
  Transfers from other Funds and Guaranteed Interest
   Account .................................................     1,127,838      18,725,190        13,493,779       328,119,254
                                                              ------------    ------------    --------------    --------------
   Total ...................................................    39,197,776      38,279,663       930,121,899       403,276,195
                                                              ------------    ------------    --------------    --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........    15,941,151      12,359,171        99,800,944        66,837,255
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    18,209,290      14,458,723       771,118,662       320,264,708
  Withdrawal and administrative charges ....................       230,735         126,838         1,620,201           875,060
                                                              ------------    ------------    --------------    --------------
   Total ...................................................    34,381,176      26,944,732       872,539,807       387,977,023
                                                              ------------    ------------    --------------    --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     4,816,600      11,334,931        57,582,092        15,299,172
                                                              ------------    ------------    --------------    --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................      (230,896)        (56,486)         (159,037)         (355,951)
                                                              ------------    ------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     7,711,994      22,440,317      (150,862,696)      285,251,283
NET ASSETS - BEGINNING OF PERIOD ...........................   142,509,019     120,068,702     1,012,409,729       727,158,446
                                                              ------------    ------------    --------------    --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $150,221,013    $142,509,019    $  861,547,033    $1,012,409,729
                                                              ============    ============    ==============    ==============



                                                                          ALLIANCE
                                                                      GROWTH AND INCOME
                                                             -----------------------------------
                                                                    2000              1999
                                                             ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................   $   (3,956,297)    $ (7,774,963)
 Net realized gain (loss) on investments ...................      171,627,981       84,313,836
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (100,366,232)      39,845,140
                                                               --------------     ------------
 Net increase (decrease) in net assets from operations .....       67,305,452      116,384,013
                                                               --------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................      463,854,905      123,351,766
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       12,319,021      190,419,567
                                                               --------------     ------------
   Total ...................................................      476,173,926      313,771,333
                                                               --------------     ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       87,172,820       54,339,299
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      284,016,801      103,291,011
  Withdrawal and administrative charges ....................        1,545,294          742,582
                                                               --------------     ------------
   Total ...................................................      372,734,915      158,372,892
                                                               --------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      103,439,011      155,398,441
                                                               --------------     ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         (162,670)        (794,427)
                                                               --------------     ------------
INCREASE (DECREASE) IN NET ASSETS ..........................      170,581,793      270,988,027
NET ASSETS - BEGINNING OF PERIOD ...........................      870,753,202      599,765,175
                                                               --------------     ------------
NET ASSETS - END OF PERIOD (Note 1) ........................   $1,041,334,995     $870,753,202
                                                               ==============     ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                           ALLIANCE
                                                                       GROWTH INVESTORS
                                                             ------------------------------------
                                                                    2000              1999
                                                             ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    5,017,979     $    2,886,055
 Net realized gain (loss) on investments ...................      89,681,641        107,166,086
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (185,230,420)       106,086,756
                                                              --------------     --------------
 Net increase (decrease) in net assets from operations .....     (90,530,800)       216,138,897
                                                              --------------     --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     213,231,620         96,197,073
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       8,139,019        116,747,082
                                                              --------------     --------------
   Total ...................................................     221,370,639        212,944,155
                                                              --------------     --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     105,175,311         72,680,626
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      71,173,102         96,645,261
  Withdrawal and administrative charges ....................       1,780,205          1,067,645
                                                              --------------     --------------
   Total ...................................................     178,128,618        170,393,532
                                                              --------------     --------------
 Net Increase (Decrease) in Net Assets From
  Contractowners Transactions ..............................      43,242,021         42,550,623
                                                              --------------     --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         217,342           (781,556)
                                                              --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     (47,071,437)       257,907,964
NET ASSETS - BEGINNING OF PERIOD ...........................   1,100,813,256        842,905,292
                                                              --------------     --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $1,053,741,819     $1,100,813,256
                                                              ==============     ==============



                                                                                                    ALLIANCE INTERMEDIATE
                                                                    ALLIANCE HIGH YIELD             GOVERNMENT SECURITIES
                                                             --------------------------------- -------------------------------
                                                                   2000             1999             2000            1999
                                                             ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  12,238,679    $  16,622,706    $  2,382,470    $  2,186,819
 Net realized gain (loss) on investments ...................    (17,865,281)      (8,256,252)        242,764         302,141
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (8,293,826)     (16,895,279)      1,190,732      (3,147,010)
                                                              -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from operations .....    (13,920,428)      (8,528,825)      3,815,966        (658,050)
                                                              -------------    -------------    ------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     30,203,612       26,936,544      22,467,689      10,803,619
  Transfers from other Funds and Guaranteed Interest
   Account .................................................        897,984       30,740,677       1,236,026      17,510,838
                                                              -------------    -------------    ------------    ------------
   Total ...................................................     31,101,596       57,677,221      23,703,715      28,314,457
                                                              -------------    -------------    ------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     18,339,792       18,107,373       7,382,758       7,077,940
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     39,165,806       66,186,094      24,169,892      16,376,682
  Withdrawal and administrative charges ....................        398,254          262,567         116,711          61,594
                                                              -------------    -------------    ------------    ------------
   Total ...................................................     57,903,852       84,556,034      31,669,361      23,516,216
                                                              -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    (26,802,256)     (26,878,813)     (7,965,646)      4,798,241
                                                              -------------    -------------    ------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         27,637         (118,422)         30,304         (90,814)
                                                              -------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ..........................    (40,695,047)     (35,526,060)     (4,119,376)      4,049,377
NET ASSETS - BEGINNING OF PERIOD ...........................    162,864,200      198,390,260      57,902,717      53,853,340
                                                              -------------    -------------    ------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 122,169,153    $ 162,864,200    $ 53,783,341    $ 57,902,717
                                                              =============    =============    ============    ============



                                                                   ALLIANCE INTERNATIONAL
                                                             ----------------------------------
                                                                    2000             1999
                                                             ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    (1,600,508)   $ (1,860,758)
 Net realized gain (loss) on investments ...................       (4,388,928)     34,071,789
 Change in unrealized appreciation (depreciation) of
  investments ..............................................      (32,056,358)     18,061,228
                                                              ---------------    ------------
 Net increase (decrease) in net assets from operations .....      (38,045,794)     50,272,259
                                                              ---------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    1,213,680,312      21,074,414
  Transfers from other Funds and Guaranteed Interest
   Account .................................................        7,218,818     648,133,522
                                                              ---------------    ------------
   Total ...................................................    1,220,899,130     669,207,936
                                                              ---------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       15,756,335      11,095,235
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    1,191,195,524     667,775,669
  Withdrawal and administrative charges ....................          313,010         186,358
                                                              ---------------    ------------
   Total ...................................................    1,207,264,869     679,057,262
                                                              ---------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................       13,634,261      (9,849,326)
                                                              ---------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................           54,910         115,663
                                                              ---------------    ------------
INCREASE (DECREASE) IN NET ASSETS ..........................      (24,356,623)     40,538,596
NET ASSETS - BEGINNING OF PERIOD ...........................      170,753,625     130,215,029
                                                              ---------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $   146,397,002    $170,753,625
                                                              ===============    ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                    ALLIANCE                        ALLIANCE
                                                                  MONEY MARKET                    QUALITY BOND
                                                         ------------------------------- -------------------------------
                                                               2000            1999            2000            1999
                                                         --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $   6,113,305   $  4,756,137    $  4,359,618    $  3,379,691
 Net realized gain (loss) on investments ...............      3,055,487      1,321,607        (316,765)        510,147
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (1,973,129)    (1,138,368)      4,142,328      (6,837,979)
                                                          -------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from operations .      7,195,662      4,939,376       8,185,181      (2,948,141)
                                                          -------------   ------------    ------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    223,923,330     72,843,109      38,644,398      17,826,110
  Transfers from other Funds and Guaranteed Interest
   Account .............................................     48,568,489    151,517,985       1,575,848      23,994,287
                                                          -------------   ------------    ------------    ------------
   Total ...............................................    272,491,819    224,361,094      40,220,246      41,820,397
                                                          -------------   ------------    ------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     35,575,704     32,264,005      10,370,595       8,423,954
  Transfers to other Funds and Guaranteed Interest
   Account .............................................    247,537,402    161,836,076      32,465,101      25,178,431
  Withdrawal and administrative charges ................        407,646        265,560         162,011          69,431
                                                          -------------   ------------    ------------    ------------
   Total ...............................................    283,520,752    194,365,641      42,997,707      33,671,816
                                                          -------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................    (11,028,933)    29,995,453      (2,777,461)      8,148,581
                                                          -------------   ------------    ------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................       (765,124)       285,634        (191,029)        117,914
                                                          -------------   ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ......................     (4,598,395)    35,220,463       5,216,691       5,318,354
NET ASSETS - BEGINNING OF PERIOD .......................    161,306,580    126,086,117      87,230,714      81,912,360
                                                          -------------   ------------    ------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $ 156,708,185   $161,306,580    $ 92,447,405    $ 87,230,714
                                                          =============   ============    ============    ============



                                                                      ALLIANCE                        CALVERT
                                                                  SMALL CAP GROWTH           SOCIALLY RESPONSIBLE (A)
                                                         ---------------------------------- ---------------------------
                                                                2000             1999            2000          1999
                                                         ----------------- ---------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $    (3,750,852)  $  (1,657,966)   $  194,014    $     (852)
 Net realized gain (loss) on investments ...............      108,561,718      20,167,565       112,362        15,842
 Change in unrealized appreciation (depreciation) of
  investments ..........................................      (94,632,594)     14,165,644      (426,892)      172,185
                                                          ---------------   -------------    ----------    ----------
 Net increase (decrease) in net assets from operations .       10,178,272      32,675,243      (120,515)      187,175
                                                          ---------------   -------------    ----------    ----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................      992,253,235      19,245,738     3,344,568        50,075
  Transfers from other Funds and Guaranteed Interest
   Account .............................................       11,852,937     356,043,363        12,824       454,057
                                                          ---------------   -------------    ----------    ----------
   Total ...............................................    1,004,106,172     375,289,101     3,357,392       504,132
                                                          ---------------   -------------    ----------    ----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....       18,861,682       8,512,986        18,448             -
  Transfers to other Funds and Guaranteed Interest
   Account .............................................      792,368,604     381,010,271     2,151,712        72,191
  Withdrawal and administrative charges ................          431,206         181,537         1,644            54
                                                          ---------------   -------------    ----------    ----------
   Total ...............................................      811,661,492     389,704,794     2,171,804        72,245
                                                          ---------------   -------------    ----------    ----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................      192,444,679     (14,415,693)    1,185,588       431,887
                                                          ---------------   -------------    ----------    ----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................       (1,213,828)        400,260           199     2,000,073
                                                          ---------------   -------------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS ......................      201,409,124      18,659,810     1,065,272     2,619,135
NET ASSETS - BEGINNING OF PERIOD .......................      157,976,940     139,317,130     2,619,135             -
                                                          ---------------   -------------    ----------    ----------
NET ASSETS - END OF PERIOD (Note 1) ....................  $   359,386,064   $ 157,976,940    $3,684,407    $2,619,135
                                                          ===============   =============    ==========    ==========

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                 CAPITAL GUARDIAN          CAPITAL GUARDIAN
                                                                INTERNATIONAL (A)            RESEARCH (A)
                                                             ------------------------ ---------------------------
                                                                 2000         1999         2000          1999
                                                             ------------ ----------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    (707)    $   (75)   $    30,089   $       (96)
 Net realized gain (loss) on investments ...................        576           5        159,917        19,191
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (19,538)      7,708       (103,622)       29,283
                                                              ---------     -------    -----------   -----------
 Net increase (decrease) in net assets from operations .....    (19,669)      7,638         86,384        48,378
                                                              ---------     -------    -----------   -----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     12,374         246     14,929,226       372,085
  Transfers from other Funds and Guaranteed Interest
   Account .................................................     74,647      51,521        143,116       840,605
                                                              ---------     -------    -----------   -----------
   Total ...................................................     87,021      51,767     15,072,342     1,212,690
                                                              ---------     -------    -----------   -----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........      2,736           -        140,260           902
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     22,919           -      9,538,604       351,450
  Withdrawal and administrative charges ....................        108           -          1,794             1
                                                              ---------     -------    -----------   -----------
   Total ...................................................     25,762           -      9,680,658       352,353
                                                              ---------     -------    -----------   -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     61,258      51,767      5,391,684       860,337
                                                              ---------     -------    -----------   -----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................    (23,771)     25,010          5,079        25,206
                                                              ---------     -------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS ..........................     17,818      84,415      5,483,147       933,921
NET ASSETS - BEGINNING OF PERIOD ...........................     84,415           -        933,921             -
                                                              ---------     -------    -----------   -----------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 102,233     $84,415    $ 6,417,068   $   933,921
                                                              =========     =======    ===========   ===========



                                                                  CAPITAL GUARDIAN
                                                                   U.S. EQUITY (A)               EQ/AGGRESSIVE STOCK
                                                             --------------------------- -----------------------------------
                                                                  2000          1999            2000              1999
                                                             ------------- ------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $   38,017    $     (413)   $  (20,624,385)   $  (27,366,731)
 Net realized gain (loss) on investments ...................     159,231         1,378       161,232,145       119,929,575
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (105,299)       74,129      (531,345,040)      376,094,230
                                                              ----------    ----------    --------------    --------------
 Net increase (decrease) in net assets from operations .....      91,949        75,094      (390,737,280)      468,657,074
                                                              ----------    ----------    --------------    --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................   8,068,142       386,988       664,710,988       211,928,010
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       4,995     1,098,135        44,890,186       690,307,548
                                                              ----------    ----------    --------------    --------------
   Total ...................................................   8,073,137     1,485,123       709,601,174       902,235,558
                                                              ----------    ----------    --------------    --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     219,587        17,579       287,111,131       293,091,030
  Transfers to other Funds and Guaranteed Interest
   Account .................................................   4,377,681       133,777       824,120,802     1,138,246,663
  Withdrawal and administrative charges ....................       6,627            13         5,109,096         4,048,698
                                                              ----------    ----------    --------------    --------------
   Total ...................................................   4,603,895       151,369     1,116,341,029     1,435,386,391
                                                              ----------    ----------    --------------    --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................   3,469,242     1,333,754      (406,739,855)     (533,150,833)
                                                              ----------    ----------    --------------    --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................       8,338        25,247        (2,766,376)       (1,296,959)
                                                              ----------    ----------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS ..........................   3,569,529     1,434,095      (800,243,511)      (65,790,718)
NET ASSETS - BEGINNING OF PERIOD ...........................   1,434,095             -     3,103,378,178     3,169,168,896
                                                              ----------    ----------    --------------    --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $5,003,624    $1,434,095    $2,303,134,667    $3,103,378,178
                                                              ==========    ==========    ==============    ==============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                    EQ/ALLIANCE               EQ/ALLIANCE
                                                                PREMIER GROWTH (A)          TECHNOLOGY (B)
                                                         --------------------------------- ----------------
                                                               2000             1999             2000
                                                         ---------------- ----- ---------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $  (1,356,619)    $   (167,569)   $    (541,410)
 Net realized gain (loss) on investments ...............      5,620,276          938,447       (6,101,686)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (73,936,823)      10,413,030      (28,855,317)
                                                          -------------     ------------    -------------
 Net increase (decrease) in net assets from operations .    (69,673,166)      11,183,908      (35,498,413)
                                                          -------------     ------------    -------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    338,423,561       19,961,106      197,822,034
  Transfers from other Funds and Guaranteed Interest
   Account .............................................      5,785,531       94,910,089        2,348,744
                                                          -------------     ------------    -------------
   Total ...............................................    344,209,092      114,871,195      200,170,778
                                                          -------------     ------------    -------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     15,740,651          460,182        1,936,444
  Transfers to other Funds and Guaranteed Interest
   Account .............................................     65,156,445       13,207,345       59,632,730
  Withdrawal and administrative charges ................        332,368            3,650           40,307
                                                          -------------     ------------    -------------
   Total ...............................................     81,229,464       13,671,177       61,609,481
                                                          -------------     ------------    -------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................    262,979,628      101,200,018      138,561,297
                                                          -------------     ------------    -------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................        (42,357)          38,854          437,023
                                                          -------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS ......................    193,264,105      112,422,780      103,499,907
NET ASSETS - BEGINNING OF PERIOD .......................    112,422,780                -                -
                                                          -------------     ------------    -------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $ 305,686,885     $112,422,780    $ 103,499,907
                                                          =============     ============    =============



                                                                EQ/AXP         EQ/AXP STRATEGY
                                                          NEW DIMENSIONS (C)    AGGRESSIVE (C)
                                                         -------------------- -----------------
                                                                 2000                2000
                                                         -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................      $     (604)        $     (922)
 Net realized gain (loss) on investments ...............         (15,727)          (442,565)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................        (218,229)          (285,976)
                                                              ----------         ----------
 Net increase (decrease) in net assets from operations .        (234,560)          (729,462)
                                                              ----------         ----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................       4,401,221          9,574,592
  Transfers from other Funds and Guaranteed Interest
   Account .............................................               -                  -
                                                              ----------         ----------
   Total ...............................................       4,401,221          9,574,592
                                                              ----------         ----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....           9,559             14,978
  Transfers to other Funds and Guaranteed Interest
   Account .............................................         494,657          5,189,067
  Withdrawal and administrative charges ................             127                124
                                                              ----------         ----------
   Total ...............................................         504,343          5,204,169
                                                              ----------         ----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................       3,896,878          4,370,423
                                                              ----------         ----------
 Net increase (decrease) in amount retained by Equitable
  Life in Separate Account A (Note 3) ..................         500,258            500,133
                                                              ----------         ----------
Increase (Decrease) in Net Assets ......................       4,162,576          4,141,093
Net Assets - Beginning of Period .......................               -                  -
                                                              ----------         ----------
NET ASSETS - End of Period (Note 1) ....................      $4,162,576         $4,141,093
                                                              ==========         ==========



                                                                     EQ/BALANCED
                                                         ------------------------------------
                                                                2000              1999
                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $   27,233,011     $   20,181,951
 Net realized gain (loss) on investments ...............     235,919,936        147,624,569
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (295,542,367)        39,004,307
                                                          --------------     --------------
 Net increase (decrease) in net assets from operations .     (32,389,420)       206,810,827
                                                          --------------     --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................     154,129,837         80,322,283
  Transfers from other Funds and Guaranteed Interest
   Account .............................................       5,430,945        117,629,758
                                                          --------------     --------------
   Total ...............................................     159,560,782        197,952,041
                                                          --------------     --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     148,935,184        131,721,182
  Transfers to other Funds and Guaranteed Interest
   Account .............................................     124,362,945        146,487,798
  Withdrawal and administrative charges ................       1,657,899          1,231,936
                                                          --------------     --------------
   Total ...............................................     274,956,029        279,440,916
                                                          --------------     --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................    (115,395,247)       (81,488,875)
                                                          --------------     --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................        (714,552)          (358,009)
                                                          --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ......................    (148,499,218)       124,963,943
NET ASSETS - BEGINNING OF PERIOD .......................   1,447,885,763      1,322,921,820
                                                          --------------     --------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $1,299,386,545     $1,447,885,763
                                                          ==============     ==============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                     EQ EQUITY 500 INDEX              EQ/EVERGREEN (A)
                                                             ----------------------------------- ---------------------------
                                                                    2000              1999            2000          1999
                                                             ----------------- ----------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  (10,659,870)   $   (4,065,878)   $  (16,652)   $     1,510
 Net realized gain (loss) on investments ...................     278,060,096       133,882,444        (8,863)        21,001
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (439,580,620)      118,641,942      (246,813)        16,534
                                                              --------------    --------------    ----------    -----------
 Net increase (decrease) in net assets from operations .....    (172,180,394)      248,458,508      (272,328)        39,045
                                                              --------------    --------------    ----------    -----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     926,074,448       207,110,009     2,547,837        159,057
  Transfers from other Funds and Guaranteed Interest
   Account .................................................      35,515,280       843,228,288        28,380        852,104
                                                              --------------    --------------    ----------    -----------
   Total ...................................................     961,589,728     1,050,338,297     2,576,217      1,011,161
                                                              --------------    --------------    ----------    -----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     139,847,438       110,899,865       110,358          8,783
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     879,420,701       685,337,381       664,713        464,579
  Withdrawal and administrative charges ....................       2,808,620         1,410,369         1,524              2
                                                              --------------    --------------    ----------    -----------
   Total ...................................................   1,022,076,759       797,647,615       776,595        473,364
                                                              --------------    --------------    ----------    -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     (60,487,031)      252,690,682     1,799,622        537,797
                                                              --------------    --------------    ----------    -----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (197,566)       (1,458,118)        2,071         24,886
                                                              --------------    --------------    ----------    -----------
INCREASE (DECREASE) IN NET ASSETS ..........................    (232,864,991)      499,691,072     1,529,365        601,728
NET ASSETS - BEGINNING OF PERIOD ...........................   1,652,694,426     1,153,003,354       601,728              -
                                                              --------------    --------------    ----------    -----------
NET ASSETS - END OF PERIOD (Note 1) ........................  $1,419,829,435    $1,652,694,426    $2,131,093    $   601,728
                                                              ==============    ==============    ==========    ===========



                                                                   EQ/EVERGREEN         EQ/JANUS LARGE
                                                                  FOUNDATION (A)        CAP GROWTH (C)
                                                             ------------------------- ----------------
                                                                  2000         1999          2000
                                                             -------------- ---------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................   $   15,023    $    914    $     (8,913)
 Net realized gain (loss) on investments ...................      (17,757)         63         (73,085)
 Change in unrealized appreciation (depreciation) of
  investments ..............................................      (99,586)      4,261      (1,083,470)
                                                               ----------    --------    ------------
 Net increase (decrease) in net assets from operations .....     (102,320)      5,238      (1,165,468)
                                                               ----------    --------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    3,956,377      14,367      18,672,355
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       13,000     122,112          57,484
                                                               ----------    --------    ------------
   Total ...................................................    3,969,377     136,479      18,729,839
                                                               ----------    --------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       88,134       1,952         173,839
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    1,819,845      11,137       1,367,013
  Withdrawal and administrative charges ....................          383           1           1,532
                                                               ----------    --------    ------------
   Total ...................................................    1,908,362      13,090       1,542,384
                                                               ----------    --------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    2,061,015     123,389      17,187,455
                                                               ----------    --------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        1,429      25,027         501,546
                                                               ----------    --------    ------------
INCREASE (DECREASE) IN NET ASSETS ..........................    1,960,124     153,654      16,523,533
NET ASSETS - BEGINNING OF PERIOD ...........................      153,654           -               -
                                                               ----------    --------    ------------
NET ASSETS - END OF PERIOD (Note 1) ........................   $2,113,778    $153,654    $ 16,523,533
                                                               ==========    ========    ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                        EQ/PUTNAM                        EQ/PUTNAM
                                                                        BALANCED                   GROWTH & INCOME VALUE
                                                             ------------------------------- ---------------------------------
                                                                   2000            1999            2000             1999
                                                             ---------------- -------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    694,310    $    600,374    $     (258,002)  $      (56,141)
 Net realized gain (loss) on investments ...................    (1,210,350)      2,530,297        (1,936,499)       8,563,322
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     3,211,077      (3,992,030)        5,323,529      (11,414,919)
                                                              ------------    ------------    --------------   --------------
 Net increase (decrease) in net assets from operations .....     2,695,037        (861,359)        3,129,028       (2,907,738)
                                                              ------------    ------------    --------------   --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    37,530,497       8,724,210        22,732,727       15,111,566
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       473,972      13,434,909           655,941       21,929,146
                                                              ------------    ------------    --------------   --------------
   Total ...................................................    38,004,469      22,159,119        23,388,668       37,040,712
                                                              ------------    ------------    --------------   --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     3,905,146       2,214,146         8,078,434        5,975,591
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    40,289,968       9,911,791        27,788,273       19,982,421
  Withdrawal and administrative charges ....................        81,894          33,963           173,594           95,368
                                                              ------------    ------------    --------------   --------------
   Total ...................................................    44,277,008      12,159,900        36,040,301       26,053,380
                                                              ------------    ------------    --------------   --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    (6,272,539)      9,999,219       (12,651,633)      10,987,332
                                                              ------------    ------------    --------------   --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (6,069)        (80,011)          (11,203)        (173,782)
                                                              ------------    ------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS ..........................    (3,583,571)      9,057,849        (9,533,808)       7,905,812
NET ASSETS - BEGINNING OF PERIOD ...........................    43,845,686      34,787,837        82,894,604       74,988,792
                                                              ------------    ------------    --------------   --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 40,262,115    $ 43,845,686    $   73,360,796   $   82,894,604
                                                              ============    ============    ==============   ==============



                                                                     EQ/PUTNAM                EQ/PUTNAM
                                                               INTERNATIONAL EQUITY      INVESTORS GROWTH (A)
                                                             ------------------------- ------------------------
                                                                  2000         1999        2000        1999
                                                             ------------- ----------- ----------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $   98,563    $  2,484    $   1,101    $   (121)
 Net realized gain (loss) on investments ...................     132,590       8,208       (7,228)      1,812
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (403,258)     14,312      (88,099)      6,665
                                                              ----------    --------    ---------    --------
 Net increase (decrease) in net assets from operations .....    (172,105)     25,004      (94,226)      8,356
                                                              ----------    --------    ---------    --------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     349,974      21,152      187,275       4,282
  Transfers from other Funds and Guaranteed Interest
   Account .................................................   1,161,348     175,825      318,420     106,618
                                                              ----------    --------    ---------    --------
   Total ...................................................   1,511,322     196,977      505,695     110,900
                                                              ----------    --------    ---------    --------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........      88,642           -       16,542           -
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     199,405           -       90,326           -
  Withdrawal and administrative charges ....................         578           -          272           -
                                                              ----------    --------    ---------    --------
   Total ...................................................     288,625           -      107,140           -
                                                              ----------    --------    ---------    --------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................   1,222,696     196,977      398,555     110,900
                                                              ----------    --------    ---------    --------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         (29)     25,033          (19)     25,019
                                                              ----------    --------    ---------    --------
INCREASE (DECREASE) IN NET ASSETS ..........................   1,050,563     247,014      304,310     144,275
NET ASSETS - BEGINNING OF PERIOD ...........................     247,014           -      144,275           -
                                                              ----------    --------    ---------    --------
NET ASSETS - END OF PERIOD (Note 1) ........................  $1,297,577    $247,014    $ 448,585    $144,275
                                                              ==========    ========    =========    ========

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                                       FI SMALL/MID
                                                              FI MID CAP (C)             CAP VALUE
                                                             ---------------- -------------------------------
                                                                   2000            2000            1999
                                                             ---------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................    $       432    $   (207,388)  $     (910,684)
 Net realized gain (loss) on investments ...................          5,829      (3,851,966)      (7,130,907)
 Change in unrealized appreciation (depreciation) of
  investments ..............................................        290,277       6,102,650        7,537,570
                                                                -----------    ------------   --------------
 Net increase (decrease) in net assets from operations .....        296,538       2,043,295         (504,021)
                                                                -----------    ------------   --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     11,092,595      28,432,248       10,670,794
  Transfers from other Funds and Guaranteed Interest
   Account .................................................         66,726         739,364       18,055,879
                                                                -----------    ------------   --------------
   Total ...................................................     11,159,321      29,171,612       28,726,673
                                                                -----------    ------------   --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........        133,024       5,762,407        4,921,343
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      1,047,121      29,497,451       36,061,195
  Withdrawal and administrative charges ....................          3,688         167,152          117,502
                                                                -----------    ------------   --------------
   Total ...................................................      1,183,833      35,427,010       41,100,040
                                                                -----------    ------------   --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      9,975,488      (6,255,398)     (12,373,367)
                                                                -----------    ------------   --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        501,381         (14,770)         (65,352)
                                                                -----------    ------------   --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     10,773,408      (4,226,873)     (12,942,740)
NET ASSETS - BEGINNING OF PERIOD ...........................              -      77,388,798       90,331,538
                                                                -----------    ------------   --------------
NET ASSETS - END OF PERIOD (Note 1) ........................    $10,773,408    $ 73,161,925   $   77,388,798
                                                                ===========    ============   ==============



                                                               LAZARD LARGE       LAZARD SMALL
                                                              CAP VALUE (A)      CAP VALUE (A)
                                                             --------------- ----------------------
                                                                   2000          2000       1999
                                                             --------------- ----------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................     $   (77)     $  2,032    $    32
 Net realized gain (loss) on investments ...................         (22)        1,160        (21)
 Change in unrealized appreciation (depreciation) of
  investments ..............................................         687         7,033        466
                                                                 -------      --------    -------
 Net increase (decrease) in net assets from operations .....         588        10,225        477
                                                                 -------      --------    -------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................      11,693         9,912        650
  Transfers from other Funds and Guaranteed Interest
   Account .................................................      72,452        98,732     24,205
                                                                 -------      --------    -------
   Total ...................................................      84,145       108,644     24,855
                                                                 -------      --------    -------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........         351        10,025          -
  Transfers to other Funds and Guaranteed Interest
   Account .................................................           -         4,863     10,014
  Withdrawal and administrative charges ....................           -           270          -
                                                                 -------      --------    -------
   Total ...................................................         351        15,158     10,014
                                                                 -------      --------    -------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      83,794        93,486     14,841
                                                                 -------      --------    -------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................           -            93         12
                                                                 -------      --------    -------
INCREASE (DECREASE) IN NET ASSETS ..........................      84,382       103,803     15,330
NET ASSETS - BEGINNING OF PERIOD ...........................           -        15,330          -
                                                                 -------      --------    -------
NET ASSETS - END OF PERIOD (Note 1) ........................     $84,382      $119,133    $15,330
                                                                 =======      ========    =======



                                                                         MERCURY BASIC
                                                                          VALUE EQUITY
                                                              ------------------------------
                                                                  2000             1999
                                                              ------------       -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  4,193,733       $   115,561
 Net realized gain (loss) on investments ...................     9,744,774        10,181,670
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (3,226,719)         (127,488)
                                                              ------------       -----------
 Net increase (decrease) in net assets from operations .....    10,711,788        10,169,743
                                                              ------------       -----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    50,574,092        18,954,806
  Transfers from other Funds and Guaranteed Interest
   Account .................................................     1,577,554        51,439,310
                                                              ------------       -----------
   Total ...................................................    52,151,646        70,394,116
                                                              ------------       -----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     7,505,498         4,950,153
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    34,794,106        36,220,977
  Withdrawal and administrative charges ....................       198,552            75,889
                                                              ------------       -----------
   Total ...................................................    42,498,156        41,247,019
                                                              ------------       -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     9,653,490        29,147,097
                                                              ------------       -----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................       (13,123)          (77,654)
                                                              ------------       -----------
INCREASE (DECREASE) IN NET ASSETS ..........................    20,352,155        39,239,186
NET ASSETS - BEGINNING OF PERIOD ...........................    96,711,501        57,472,315
                                                              ------------       -----------
NET ASSETS - END OF PERIOD (Note 1) ........................  $117,063,656       $96,711,501
                                                              ============       ===========

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                    MERCURY                        MFS EMERGING
                                                                 WORLD STRATEGY                  GROWTH COMPANIES
                                                         ------------------------------ ----------------------------------
                                                               2000           1999             2000             1999
                                                         --------------- -------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $    187,024    $   (34,878)   $     5,074,951    $ (4,720,964)
 Net realized gain (loss) on investments ...............     1,268,304      1,544,420        230,654,617      73,697,445
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (3,246,691)       669,904       (473,708,932)    189,033,575
                                                          ------------    -----------    ---------------    ------------
 Net increase (decrease) in net assets from operations .    (1,791,363)     2,179,446       (237,979,364)    258,010,056
                                                          ------------    -----------    ---------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    22,199,419      1,755,419        972,046,668      99,850,182
  Transfers from other Funds and Guaranteed Interest
   Account .............................................        61,056     17,812,153         24,772,132     412,004,872
                                                          ------------    -----------    ---------------    ------------
   Total ...............................................    22,260,475     19,567,572        996,818,800     511,855,054
                                                          ------------    -----------    ---------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     1,119,612        615,160         64,807,634      24,089,810
  Transfers to other Funds and Guaranteed Interest
   Account .............................................    19,197,479     18,171,482        474,268,003     216,250,323
  Withdrawal and administrative charges ................        30,522         12,610          1,524,160         387,668
                                                          ------------    -----------    ---------------    ------------
   Total ...............................................    20,347,614     18,799,252        540,599,797     240,727,801
                                                          ------------    -----------    ---------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................     1,912,862        768,320        456,219,003     271,127,253
                                                          ------------    -----------    ---------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................    (1,783,198)        (7,305)          (741,137)       (163,969)
                                                          ------------    -----------    ---------------    ------------
INCREASE (DECREASE) IN NET ASSETS ......................    (1,661,699)     2,940,461        217,498,502     528,973,340
NET ASSETS - BEGINNING OF PERIOD .......................    13,982,709     11,042,248        706,225,918     177,252,578
                                                          ------------    -----------    ---------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $ 12,321,010    $13,982,709    $   923,724,420    $706,225,918
                                                          ============    ===========    ===============    ============



                                                                  MFS GROWTH
                                                                WITH INCOME (A)                  MFS RESEARCH
                                                         ----------------------------- ---------------------------------
                                                               2000           1999           2000             1999
                                                         --------------- ------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................   $   (56,388)   $    2,214    $    (943,185)    $ (1,635,715)
 Net realized gain (loss) on investments ...............       220,745        (1,566)      37,800,286       16,934,213
 Change in unrealized appreciation (depreciation) of
  investments ..........................................      (220,508)      123,501      (54,772,587)      14,109,284
                                                           -----------    ----------    -------------     ------------
 Net increase (decrease) in net assets from operations .       (56,151)      124,149      (17,915,485)      29,407,782
                                                           -----------    ----------    -------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    11,570,353       891,850      150,701,714       30,557,735
  Transfers from other Funds and Guaranteed Interest
   Account .............................................       101,513     1,303,993        3,010,468       79,447,062
                                                           -----------    ----------    -------------     ------------
   Total ...............................................    11,671,866     2,195,843      153,712,182      110,004,797
                                                           -----------    ----------    -------------     ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....       190,539        15,682       15,137,810        7,842,822
  Transfers to other Funds and Guaranteed Interest
   Account .............................................     3,515,173       100,983       67,226,037       63,062,485
  Withdrawal and administrative charges ................         5,971            30          383,029          132,468
                                                           -----------    ----------    -------------     ------------
   Total ...............................................     3,711,683       116,695       82,746,876       71,037,775
                                                           -----------    ----------    -------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................     7,960,182     2,079,148       70,965,306       38,967,022
                                                           -----------    ----------    -------------     ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................        13,115        25,205          (24,559)        (131,866)
                                                           -----------    ----------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS ......................     7,917,147     2,228,502       53,025,262       68,242,938
NET ASSETS - BEGINNING OF PERIOD .......................     2,228,502             -      170,641,495      102,398,557
                                                           -----------    ----------    -------------     ------------
NET ASSETS - END OF PERIOD (Note 1) ....................   $10,145,649    $2,228,502    $ 223,666,757     $170,641,495
                                                           ===========    ==========    =============     ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                      MORGAN STANLEY
                                                                 EMERGING MARKETS EQUITY
                                                             --------------------------------
                                                                   2000             1999
                                                             ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    5,293,171   $   (408,713)
 Net realized gain (loss) on investments ...................     (30,874,043)    19,968,622
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (23,721,463)     7,484,816
                                                              --------------   ------------
 Net increase (decrease) in net assets from operations .....     (49,302,335)    27,044,725
                                                              --------------   ------------
From Contractowners Transactions (Note 4):
 Contributions and Transfers:
  Contributions ............................................     466,609,209      7,422,677
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       4,434,761    256,457,729
                                                              --------------   ------------
   Total ...................................................     471,043,970    263,880,406
                                                              --------------   ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       8,283,128      2,295,400
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     413,865,868    230,400,637
  Withdrawal and administrative charges ....................         180,328         25,133
                                                              --------------   ------------
   Total ...................................................     422,329,324    232,721,170
                                                              --------------   ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      48,714,646     31,159,236
                                                              --------------   ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (287,987)    (3,346,947)
                                                              --------------   ------------
INCREASE (DECREASE) IN NET ASSETS ..........................        (875,676)    54,857,014
NET ASSETS - BEGINNING OF PERIOD ...........................      70,941,248     16,084,234
                                                              --------------   ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $   70,065,572   $ 70,941,248
                                                              ==============   ============



                                                                      T. ROWE PRICE                     T. ROWE PRICE
                                                                      EQUITY INCOME                  INTERNATIONAL STOCK
                                                             -------------------------------- ---------------------------------
                                                                   2000             1999            2000             1999
                                                             ---------------- --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $   1,852,685    $    808,550    $  (1,561,186)    $   (732,988)
 Net realized gain (loss) on investments ...................      6,800,725      10,372,141       14,478,577       15,564,826
 Change in unrealized appreciation (depreciation) of
  investments ..............................................      2,895,523      (9,195,970)     (37,422,909)      10,967,057
                                                              -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from operations .....     11,548,933       1,984,721      (24,505,518)      25,798,895
                                                              -------------    ------------    -------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     48,009,490      22,420,408      258,946,846       15,381,272
  Transfers from other Funds and Guaranteed Interest
   Account .................................................        661,528      32,033,807        1,777,615      109,128,680
                                                              -------------    ------------    -------------     ------------
   Total ...................................................     48,671,018      54,454,215      260,724,461      124,509,952
                                                              -------------    ------------    -------------     ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     12,644,086      10,573,400        8,372,303        5,855,141
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     65,621,784      38,746,496      228,741,123      105,733,445
  Withdrawal and administrative charges ....................        251,386         143,698          205,493           94,699
                                                              -------------    ------------    -------------     ------------
   Total ...................................................     78,517,256      49,463,594      237,318,919      111,683,285
                                                              -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    (29,846,238)      4,990,621       23,405,542       12,826,667
                                                              -------------    ------------    -------------     ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (20,215)       (117,973)         (16,114)         (21,952)
                                                              -------------    ------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS ..........................    (18,317,520)      6,857,369       (1,116,090)      38,603,610
NET ASSETS - BEGINNING OF PERIOD ...........................    146,836,293     139,978,924      112,485,497       73,881,887
                                                              -------------    ------------    -------------     ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 128,518,773    $146,836,293    $ 111,369,407     $112,485,497
                                                              =============    ============    =============     ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000


1. General

The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account A (The Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. For periods prior to October 18, 1999, the Alliance portfolios (including EQ/Aggressive, EQ/Balanced, and EQ/Equity 500 Index) were part of the Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQAT. EQAT is an open-end, diversified investment management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

Equitable Life serves as investment manager of EQAT. As such Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Alliance Capital Management L.P. ("Alliance") serves as an investment adviser for the Alliance Portfolios (including EQ/Aggressive, EQ/Alliance Premier Growth, EQ/Alliance Technology, EQ/Equity 500 Index). Alliance is a limited partnership which is directly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc., is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries and AXA Network Insurance Agency of Texas, Inc. (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.

The Account consists of 41 variable investment options:

o Alliance Common Stock
o Alliance Conservative Investors
o Alliance Global
o Alliance Growth and Income
o Alliance Growth Investors
o Alliance High Yield
o Alliance Intermediate Government Securities
o Alliance International
o Alliance Money Market
o Alliance Quality Bond
o Alliance Small Cap Growth
o Calvert Socially Responsible
o Capital Guardian International
o Capital Guardian Research
o Capital Guardian U.S. Equity
o EQ/Aggressive Stock(1)
o EQ/Alliance Premier Growth
o EQ/Alliance Technology
o EQ/AXP New Dimensions
o EQ/AXP Strategy Aggressive
o EQ/Balanced(5) o EQ Equity 500 Index(2)
o EQ/Evergreen
o EQ/Evergreen Foundation
o EQ/Janus Large Cap Growth
o EQ/Putnam Balanced
o EQ/Putnam Growth & Income Value
o EQ/Putnam International Equity
o EQ/Putnam Investors Growth
o FI Mid Cap
o FI Small/Mid Cap Value(3)
o Lazard Large Cap Value
o Lazard Small Cap Value
o Mercury Basic Value Equity(4)
o Mercury World Strategy(6)
o MFS Emerging Growth Companies
o MFS Growth with Income
o MFS Research
o Morgan Stanley Emerging Markets Equity
o T. Rowe Price Equity Income
o T. Rowe Price International Stock

----------
(1) Formerly known as Alliance Aggressive
(2) Formerly known as Alliance Equity Index
(3) Formerly known as Warburg Pincus Small Company Value
(4) Formerly known as Merrill Lynch Basic Value Equity
(5) Formerly known as Alliance Balanced
(6) Formerly known as Merrill Lynch World Strategy

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


1. General (Concluded)

On October 6, 2000 Alliance Equity Index Portfolio acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. The Alliance Equity Index Portfolio was renamed EQ Equity Index Portfolio. For accounting purposes, this transaction is treated as a merger. The BT Equity 500 Index Portfolio was not held by the Account before the substitution. As a result, there was no impact to the Account.

The assets in each variable investment option are invested in Class IA and IB shares of a corresponding portfolio (Portfolio) of a mutual fund of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are also subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a variable investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights. Receivable/payable for policy-related transactions represents amounts receivable/payable to the General Account predominately related to policy-related transactions, premiums, surrenders and death benefits.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies". Adoption of the new requirements is not expected to have a significant impact on the Account's financial position or earnings.

Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and capital gains are declared and distributed by the Trust at the end of the year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT's shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed.


                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


3. Asset Charges

The following charges are made directly against the daily net assets of the Account and are reflected daily in the computation of the accumulation unit values of the Contracts:



                                                MORTALITY AND                     FINANCIAL
                                                EXPENSE RISKS   OTHER EXPENSES   ACCOUNTING     TOTAL
                                               --------------- ---------------- ------------ ----------
EQUI-VEST/MOMENTUM CONTRACTS
----------------------------
Alliance Money Market Fund,
Alliance Balanced Fund
Alliance Common Stock Fund .................   0.65%           0.60%            0.24%        1.49%

All Other Funds ............................   0.50%           0.60%            0.24%        1.34%

MOMENTUM PLUS CONTRACTS - ALL FUNDS ........   1.10%           0.25%               -         1.35%

OLD CONTRACTS
-------------
Common Stock and Money Market Funds ........   0.58%           0.16%               -         0.74%

EQUIPLAN CONTRACTS
------------------
Common Stock and
Intermediate Government Securities Funds ...   0.58%           0.16%               -         0.74%

EQUI-VEST SERIES 300 & Series 400 Contracts
-------------------------------------------
Alliance Money Market Fund
Alliance Common Stock Fund
Alliance Aggressive Stock Fund
Alliance Balanced Fund .....................   1.10%           0.25%               -         1.35%

All Other Funds* ...........................   1.10%           0.24%               -         1.34%

EQUI-VEST SERIES 500 CONTRACTS
------------------------------
All Funds ..................................   1.20%           0.25%               -         1.45%

EQUI-VEST SERIES 600 CONTRACTS
------------------------------
All Funds ..................................   0.95%           0.25%               -         1.20%

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
--------------------------------------
All Funds ..................................   0.70%           0.25%               -         0.95%

EQUI-VEST SERIES 800 CONTRACTS
------------------------------
All Funds ..................................   0.95%           0.25%               -         1.20%

----------
* During 2000 and 1999, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.

The above charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of EQAT ratably with assets attributable to the Contracts.

Since EQAT shares are valued at their net asset value, investment advisory fees and direct operating expenses of EQAT are, in effect, passed on to the Account and are reflected in the computation of the accumulation unit values of the Contracts.

Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100 and 200 Contracts and Momentum Contracts for the Alliance Money Market, the Alliance Common Stock, the EQ/Aggressive Stock, the EQ/Balanced variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts.

Under the Contracts, the total charges may be reallocated among the various expense categories. Equitable Life, however, intends to limit any possible reallocation to include only the expense risks, mortality risks and death benefit charges.

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges

Contributions represent participant contributions under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts (but excludes amounts allocated to the Guaranteed Interest Account, which are reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Contributions also include amounts applied to purchase variable annuities. Transfers are amounts that participants have directed to be moved among the Funds, including permitted transfers to and from the Guaranteed Interest Account, which is part of Equitable Life's General Account and fixed maturity options of Separate Account 48.

Variable annuity payments and death benefits are payments to participants and beneficiaries made under the terms of the Contracts. Withdrawals are amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are the deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts. Administrative charges, if applicable, are deducted annually under EQUI-VEST, EQUIPLAN and Old Contracts and quarterly under Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts.

Accumulation units issued and redeemed during the periods indicated were:

(Acronym BP refers to total Basis Points charged for that product as described in Footnote 3)



                                                                       YEARS ENDED DECEMBER 31,
                                                                       ------------------------
                                                                            2000      1999
                                                                            ----      ----
                                                                            (IN THOUSANDS)
ALLIANCE COMMON STOCK
---------------------
Issued         -   EQUI-VEST Contracts ...................................  2,706     3,241
                   Momentum Contracts ....................................    171       175
                   Momentum Plus Contracts 135 BP ........................    326       429
                   Momentum Plus Contracts 100 BP ........................      1         2
                   Momentum Plus Contracts 90 BP .........................      2         -
                   Old Contracts .........................................      -         -
                   EQUIPLAN Contracts ....................................      -         -
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    441     2,215
                   EQUI-VEST Contracts Series 500 145 BP .................      7        15
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    757       107
                   EQUI-VEST Contracts Series 600 90 BP ..................     33       290
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    283        26

Redeemed       -   EQUI-VEST Contracts ...................................  3,746     3,767
                   Momentum Contracts ....................................    225       214
                   Momentum Plus Contracts 135 BP ........................    124       530
                   Momentum Plus Contracts 100 BP ........................      8        26
                   Momentum Plus Contracts 90 BP .........................      1         -
                   Old Contracts .........................................      3        32
                   EQUIPLAN Contracts ....................................      -         5
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    690     1,521
                   EQUI-VEST Contracts Series 500 145 BP .................      2         1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    159         2
                   EQUI-VEST Contracts Series 600 90 BP ..................     42        56
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     13         -

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                            2000       1999
                                                                            ----       ----
                                                                             (IN THOUSANDS)
ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Issued         -   EQUI-VEST Contracts ...................................    122          -
                   Momentum Contracts ....................................      5          8
                   Momentum Plus Contracts 135 BP ........................     19         34
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........     47        204
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     69          6
                   EQUI-VEST Contracts Series 600 90 BP ..................      1          3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     34          4

Redeemed       -   EQUI-VEST Contracts ...................................    320          -
                   Momentum Contracts ....................................      8          9
                   Momentum Plus Contracts 135 BP ........................      4         56
                   Momentum Plus Contracts 100 BP ........................      -          4
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    152        113
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........      6          -
                   EQUI-VEST Contracts Series 600 90 BP ..................      1          -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      4          -

ALLIANCE GLOBAL
---------------
Issued         -   EQUI-VEST Contracts ...................................  2,300          -
                   Momentum Contracts ....................................     44         45
                   Momentum Plus Contracts 135 BP ........................    100        108
                   Momentum Plus Contracts 100 BP ........................      -          1
                   Momentum Plus Contracts 90 BP .........................      1          1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,396      1,795
                   EQUI-VEST Contracts Series 500 145 BP .................      1          1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    217         23
                   EQUI-VEST Contracts Series 600 90 BP ..................      4         14
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    111          9

Redeemed       -   EQUI-VEST Contracts ...................................  3,719          -
                   Momentum Contracts ....................................     50         45
                   Momentum Plus Contracts 135 BP ........................     42        163
                   Momentum Plus Contracts 100 BP ........................      2          9
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    226      1,681
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     57          3
                   EQUI-VEST Contracts Series 600 90 BP ..................      2          1
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     10          -

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                            2000      1999
                                                                            ----      ----
                                                                            (IN THOUSANDS)
ALLIANCE GROWTH AND INCOME
--------------------------
Issued         -   EQUI-VEST Contracts ...................................  1,083         -
                   Momentum Contracts ....................................     40        46
                   Momentum Plus Contracts 135 BP ........................     82       103
                   Momentum Plus Contracts 100 BP ........................      -         1
                   Momentum Plus Contracts 90 BP .........................      -         1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    458     1,203
                   EQUI-VEST Contracts Series 500 145 BP .................      1         3
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    259        39
                   EQUI-VEST Contracts Series 600 90 BP ..................      4        15
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    138        14

Redeemed       -   EQUI-VEST Contracts ...................................  2,250         -
                   Momentum Contracts ....................................     36        34
                   Momentum Plus Contracts 135 BP ........................     34        95
                   Momentum Plus Contracts 100 BP ........................      2         3
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    965       583
                   EQUI-VEST Contracts Series 500 145 BP .................      1         -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     35         1
                   EQUI-VEST Contracts Series 600 90 BP ..................      3         1
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      7         -

ALLIANCE GROWTH INVESTORS
-------------------------
Issued         -   EQUI-VEST Contracts ...................................    636         -
                   Momentum Contracts ....................................     40        45
                   Momentum Plus Contracts 135 BP ........................     93       121
                   Momentum Plus Contracts 100 BP ........................      -         1
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    110       939
                   EQUI-VEST Contracts Series 500 145 BP .................      1         2
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    215        22
                   EQUI-VEST Contracts Series 600 90 BP ..................      8        20
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     96        10

Redeemed       -   EQUI-VEST Contracts ...................................  1,918         -
                   Momentum Contracts ....................................     42        38
                   Momentum Plus Contracts 135 BP ........................     62       203
                   Momentum Plus Contracts 100 BP ........................      2        10
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  2,540       671
                   EQUI-VEST Contracts Series 500 145 BP .................      -         -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     14         1
                   EQUI-VEST Contracts Series 600 90 BP ..................      4         2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      4         -

                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                            2000     1999
                                                                            ----     ----
                                                                           (IN THOUSANDS)
                                                                            C>
ALLIANCE HIGH YIELD
-------------------
Issued         -   EQUI-VEST Contracts ...................................  130        -
                   Momentum Contracts ....................................   10       12
                   Momentum Plus Contracts 135 BP ........................   25       40
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Old Contracts .........................................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........   27      324
                   EQUI-VEST Contracts Series 500 145 BP .................    -        1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   26        5
                   EQUI-VEST Contracts Series 600 90 BP ..................   11       16
                   EQUI-VEST Express Contracts Series 700 95 BP ..........   20        4

Redeemed       -   EQUI-VEST Contracts ...................................  746        -
                   Momentum Contracts ....................................   13       15
                   Momentum Plus Contracts 135 BP ........................   28       58
                   Momentum Plus Contracts 100 BP ........................    -        5
                   Old Contracts .........................................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  391      490
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    3        -
                   EQUI-VEST Contracts Series 600 90 BP ..................   11       12
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    1        -

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
-------------------------------------------
Issued         -   EQUI-VEST Contracts ...................................  105        -
                   Momentum Contracts ....................................   10       15
                   Momentum Plus Contracts 135 BP ........................   12       22
                   Momentum Plus Contracts 100 BP ........................    -        1
                   EQUIPLAN Contracts ....................................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........   48      185
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   27        1
                   EQUI-VEST Contracts Series 600 90 BP ..................    -        3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    9        3

Redeemed       -   EQUI-VEST Contracts ...................................  310        -
                   Momentum Contracts ....................................   12       13
                   Momentum Plus Contracts 135 BP ........................    4       36
                   Momentum Plus Contracts 100 BP ........................    -        4
                   EQUIPLAN Contracts ....................................    -        1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  107      140
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   12        -
                   EQUI-VEST Contracts Series 600 90 BP ..................    1        -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    1        -

                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)




                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                           2000       1999
                                                                           ----       ----
                                                                           (IN THOUSANDS)
ALLIANCE INTERNATIONAL
----------------------
Issued         -   EQUI-VEST Contracts ...................................  5,628         -
                   Momentum Contracts ....................................     20        15
                   Momentum Plus Contracts 135 BP ........................     57        55
                   Momentum Plus Contracts 100 BP ........................      -         1
                   Momentum Plus Contracts 90 BP .........................      1         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  2,421     5,205
                   EQUI-VEST Contracts Series 500 145 BP .................     56        15
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     78         5
                   EQUI-VEST Contracts Series 600 90 BP ..................      2         5
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     71         1

Redeemed       -   EQUI-VEST Contracts ...................................  5,978         -
                   Momentum Contracts ....................................     18        14
                   Momentum Plus Contracts 135 BP ........................     37        58
                   Momentum Plus Contracts 100 BP ........................      2         2
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,969     5,250
                   EQUI-VEST Contracts Series 500 145 BP .................     56        14
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     45         2
                   EQUI-VEST Contracts Series 600 90 BP ..................      2         1
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     39         -

ALLIANCE MONEY MARKET
---------------------
Issued         -   EQUI-VEST Contracts ...................................  2,528     1,602
                   Momentum Contracts ....................................    468       675
                   Momentum Plus Contracts 135 BP ........................    393       522
                   Momentum Plus Contracts 100 BP ........................      1         1
                   Old Contracts .........................................      -         -
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    380       734
                   EQUI-VEST Contracts Series 500 145 BP .................      -         1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    130        26
                   EQUI-VEST Contracts Series 600 90 BP ..................      7         5
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    437        47

Redeemed       -   EQUI-VEST Contracts ...................................  2,724     1,345
                   Momentum Contracts ....................................    551       573
                   Momentum Plus Contracts 135 BP ........................    332       513
                   Momentum Plus Contracts 100 BP ........................      -         9
                   Old Contracts .........................................      -         -
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    304       636
                   EQUI-VEST Contracts Series 500 145 BP .................      -         1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     89         9
                   EQUI-VEST Contracts Series 600 90 BP ..................      6         3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    341         4

                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                          YEARS ENDED DECEMBER 31,
                                                                          ------------------------
                                                                             2000       1999
                                                                             ----       ----
                                                                             (IN THOUSANDS)
ALLIANCE QUALITY BOND
---------------------
Issued         -   EQUI-VEST Contracts ...................................    161          -
                   Momentum Contracts ....................................      6          7
                   Momentum Plus Contracts 135 BP ........................     19         27
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Old Contracts .........................................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........     74        287
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     35          4
                   EQUI-VEST Contracts Series 600 90 BP ..................      1          3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     23          4

Redeemed       -   EQUI-VEST Contracts ...................................    485          -
                   Momentum Contracts ....................................      6          7
                   Momentum Plus Contracts 135 BP ........................     15         33
                   Momentum Plus Contracts 100 BP ........................      -          1
                   Old Contracts .........................................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    194        222
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     12          -
                   EQUI-VEST Contracts Series 600 90 BP ..................      -          2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      1          -

ALLIANCE SMALL CAP GROWTH
-------------------------
Issued         -   EQUI-VEST Contracts ...................................  4,215          -
                   Momentum Contracts ....................................     31         24
                   Momentum Plus Contracts 135 BP ........................     59         40
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,167      3,124
                   EQUI-VEST Contracts Series 500 145 BP .................      1          1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    163          3
                   EQUI-VEST Contracts Series 600 90 BP ..................     10          7
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     67          1

Redeemed       -   EQUI-VEST Contracts ...................................  3,874          -
                   Momentum Contracts ....................................     17         15
                   Momentum Plus Contracts 135 BP ........................     19         48
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Momentum Plus Contracts 90 BP .........................      -          1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    590      3,249
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     67          1
                   EQUI-VEST Contracts Series 600 90 BP ..................      3          2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      5          -

                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                              YEARS ENDED DECEMBER 31,
                                                                              ------------------------
                                                                                   2000     1999
                                                                                   ----     ----
                                                                                   (IN THOUSANDS)
CALVERT SOCIALLY RESPONSIBLE
----------------------------
Issued                -   EQUI-VEST Contracts ...................................   31       -
                          Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    -       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    -       5
                          EQUI-VEST Contracts Series 500 145 BP .................    -       -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -       -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -       -

Redeemed              -   EQUI-VEST Contracts ...................................   20       -
                          Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    -       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    -       1
                          EQUI-VEST Contracts Series 500 145 BP .................    -       -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -       -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -       -

CAPITAL GUARDIAN INTERNATIONAL
------------------------------
Issued                -   Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    1       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
Redeemed              -
                          Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    -       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -

CAPITAL GUARDIAN RESEARCH
-------------------------
Issued                -   EQUI-VEST Contracts ...................................   99       -
                          Momentum Contracts ....................................    1       -
                          Momentum Plus Contracts 135 BP ........................    1       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   19      11
                          EQUI-VEST Contracts Series 500 145 BP .................    -       -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   12       1
                          EQUI-VEST Contracts Series 600 90 BP ..................    -       -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    4       -

                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                              YEARS ENDED DECEMBER 31,
                                                                              ------------------------
                                                                                    2000       1999
                                                                                    ----       ----
                                                                                    (IN THOUSANDS)
CAPITAL GUARDIAN RESEARCH (CONCLUDED)
-------------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................     69          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     13          3
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      4          -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -          -

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Issued                -   EQUI-VEST Contracts ...................................     50          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     12         14
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     12          1
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      3          -

Redeemed              -   EQUI-VEST Contracts ...................................     34          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      8          2
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      2          -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -          -

EQ/AGGRESSIVE STOCK
-------------------
Issued                -   EQUI-VEST Contracts ...................................  4,591      5,110
                          Momentum Contracts ....................................    514        523
                          Momentum Plus Contracts 135 BP ........................    266        362
                          Momentum Plus Contracts 100 BP ........................      -          2
                          Momentum Plus Contracts 90 BP .........................      1          2
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........    771      1,918
                          EQUI-VEST Contracts Series 500 145 BP .................      1          3
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    222         19
                          EQUI-VEST Contracts Series 600 90 BP ..................     19        160
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     26          3

                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000      1999
                                                                                   ----      ----
                                                                                   (IN THOUSANDS)
EQ/AGGRESSIVE STOCK (CONCLUDED)
-------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................  7,735     9,798
                          Momentum Contracts ....................................    695       717
                          Momentum Plus Contracts 135 BP ........................    114       446
                          Momentum Plus Contracts 100 BP ........................      7        29
                          Momentum Plus Contracts 90 BP .........................      1         2
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........    807     2,280
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    168         1
                          EQUI-VEST Contracts Series 600 90 BP ..................     20        34
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      2         -

EQ/ALLIANCE PREMIER GROWTH
--------------------------
Issued                -   EQUI-VEST Contracts ...................................  1,938         -
                          Momentum Contracts ....................................     39        13
                          Momentum Plus Contracts 135 BP ........................     29         6
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      1         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    440     1,016
                          EQUI-VEST Contracts Series 500 145 BP .................      1         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    355        37
                          EQUI-VEST Contracts Series 600 90 BP ..................      5         1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    228        21

Redeemed              -   EQUI-VEST Contracts ...................................    590         -
                          Momentum Contracts ....................................     11         -
                          Momentum Plus Contracts 135 BP ........................      3         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     80       129
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     42         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      7         -

EQ/ALLIANCE TECHNOLOGY
----------------------
Issued                -   EQUI-VEST Contracts ...................................  1,386         -
                          Momentum Contracts ....................................     18         -
                          Momentum Plus Contracts 135 BP ........................     12         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    630         -
                          EQUI-VEST Contracts Series 500 145 BP .................      1         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    145         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      7         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     99         -

                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000     1999
                                                                                   ----     ----
                                                                                   (IN THOUSANDS)
EQ/ALLIANCE TECHNOLOGY (CONCLUDED)
----------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................  549        -
                          Momentum Contracts ....................................    1        -
                          Momentum Plus Contracts 135 BP ........................    1        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........  154        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   17        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    2        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    7        -

EQ/AXP NEW DIMENSIONS
---------------------
Issued                -   EQUI-VEST Contracts ...................................   33        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   14        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    2        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    2        -

Redeemed              -   EQUI-VEST Contracts ...................................    4        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    1        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/AXP STRATEGY AGGRESSIVE
--------------------------
Issued                -   EQUI-VEST Contracts ...................................  124        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   11        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    2        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    6        -

                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000        1999
                                                                                   ----        ----
                                                                                   (IN THOUSANDS)

EQ/AXP STRATEGY AGGRESSIVE (CONCLUDED)
--------------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................     79          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      1          -
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      -          -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -          -

EQ/BALANCED
-----------
Issued                -   EQUI-VEST Contracts ...................................  2,002      2,547
                          Momentum Contracts ....................................    118        198
                          Momentum Plus Contracts 135 BP ........................     89        130
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          1
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........     93        279
                          EQUI-VEST Contracts Series 500 145 BP .................      1          1
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    114         12
                          EQUI-VEST Contracts Series 600 90 BP ..................      6         74
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     33        368

Redeemed              -   EQUI-VEST Contracts ...................................  4,010      4,474
                          Momentum Contracts ....................................    261        319
                          Momentum Plus Contracts 135 BP ........................     15        183
                          Momentum Plus Contracts 100 BP ........................      1         10
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........    115        334
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     24          1
                          EQUI-VEST Contracts Series 600 90 BP ..................      5          9
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      1        366

EQ EQUITY 500 INDEX
-------------------
Issued                -   EQUI-VEST Contracts ...................................  1,833          -
                          Momentum Contracts ....................................     81         92
                          Momentum Plus Contracts 135 BP ........................    143        195
                          Momentum Plus Contracts 100 BP ........................      -          1
                          Momentum Plus Contracts 90 BP .........................      1          1
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    914      3,313
                          EQUI-VEST Contracts Series 500 145 BP .................      3          7
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    348         52
                          EQUI-VEST Contracts Series 600 90 BP ..................     28         68
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     80         10

                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000      1999
                                                                                   ----      ----
                                                                                   (IN THOUSANDS)
EQ EQUITY 500 INDEX (CONCLUDED)
-------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................  4,413         -
                          Momentum Contracts ....................................     90        55
                          Momentum Plus Contracts 135 BP ........................     76       174
                          Momentum Plus Contracts 100 BP ........................      3         7
                          Momentum Plus Contracts 90 BP .........................      -         1
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,433     2,540
                          EQUI-VEST Contracts Series 500 145 BP .................      1         1
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    140         2
                          EQUI-VEST Contracts Series 600 90 BP ..................     26        15
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      9         1

EQ/EVERGREEN FOUNDATION
-----------------------
Issued                -   EQUI-VEST Contracts ...................................     24         -
                          Momentum Contracts ....................................      -         -
                          Momentum Plus Contracts 135 BP ........................      -         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      8         1
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      3         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      3         -

Redeemed              -   EQUI-VEST Contracts ...................................     11         -
                          Momentum Contracts ....................................      -         -
                          Momentum Plus Contracts 135 BP ........................      -         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      7         -
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      1         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -         -
EQ/EVERGREEN
------------
Issued                -   EQUI-VEST Contracts ...................................     19         -
                          Momentum Contracts ....................................      -         -
                          Momentum Plus Contracts 135 BP ........................      -         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      1        10
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      3         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      1         -

                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000      1999
                                                                                   ----      ----
                                                                                   (IN THOUSANDS)
EQ/EVERGREEN (CONCLUDED)
------------------------
Redeemed              -   EQUI-VEST Contracts ...................................    8        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    -        5
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/JANUS LARGE CAP GROWTH
-------------------------
Issued                -   EQUI-VEST Contracts ...................................  132        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   51        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   13        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   12        -

Redeemed              -   EQUI-VEST Contracts ...................................   11        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    5        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    1        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/PUTNAM BALANCED
------------------
Issued                -   EQUI-VEST Contracts ...................................  209        -
                          Momentum Contracts ....................................    2        2
                          Momentum Plus Contracts 135 BP ........................    7        6
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   59      163
                          EQUI-VEST Contracts Series 500 145 BP .................    -        1
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   28        3
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    5        -

                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                       YEARS ENDED DECEMBER 31,
                                                                       -----------------------
                                                                           2000      1999
                                                                           ----      ----
                                                                           (IN THOUSANDS)
EQ/PUTNAM BALANCED (CONCLUDED)
------------------------------
Redeemed       -   EQUI-VEST Contracts ...................................  444        -
                   Momentum Contracts ....................................    1        -
                   Momentum Plus Contracts 135 BP ........................    3        2
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  111       94
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   21        -
                   EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/PUTNAM GROWTH & INCOME VALUE
--------------------------------
Issued         -   EQUI-VEST Contracts ...................................  128        -
                   Momentum Contracts ....................................    4        3
                   Momentum Plus Contracts 135 BP ........................   10       13
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........   31      262
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   19        3
                   EQUI-VEST Contracts Series 600 90 BP ..................    1        2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    6        -

Redeemed       -   EQUI-VEST Contracts ...................................  583        -
                   Momentum Contracts ....................................    3        -
                   Momentum Plus Contracts 135 BP ........................    4        3
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  297      195
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    5        -
                   EQUI-VEST Contracts Series 600 90 BP ..................    1        -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/PUTNAM INTERNATIONAL EQUITY
------------------------------
Issued         -   Momentum Contracts ....................................    8        1
                   Momentum Plus Contracts 135 BP ........................    4        -
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -

Redeemed       -   Momentum Contracts ....................................    2        -
                   Momentum Plus Contracts 135 BP ........................    1        -
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -

                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                             YEARS ENDED DECEMBER 31,
                                                                             ------------------------
                                                                                   2000     1999
                                                                                  ------   -----
                                                                                  (IN THOUSANDS)
EQ/PUTNAM INVESTORS GROWTH
--------------------------
Issued               --   Momentum Contracts ....................................    2        1
                          Momentum Plus Contracts 135 BP ........................    3       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

Redeemed             --   Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................    1       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

FI MID CAP
----------
Issued               --   EQUI-VEST Contracts ...................................   68       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   30       --
                          EQUI-VEST Contracts Series 500 145 BP .................   --       --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    9       --
                          EQUI-VEST Contracts Series 600 90 BP ..................   --       --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    7       --

Redeemed             --   EQUI-VEST Contracts ...................................    7       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    5       --
                          EQUI-VEST Contracts Series 500 145 BP .................   --       --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   --       --
                          EQUI-VEST Contracts Series 600 90 BP ..................   --       --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   --       --

FI SMALL/MID CAP VALUE
----------------------
Issued               --   EQUI-VEST Contracts ...................................  202       --
                          Momentum Contracts ....................................    4        4
                          Momentum Plus Contracts 135 BP ........................   11       10
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   48      273
                          EQUI-VEST Contracts Series 500 145 BP .................   --        3
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   17        1
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        3
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   12        1

                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                             YEARS ENDED DECEMBER 31,
                                                                             ------------------------
                                                                                   2000     1999
                                                                                  ------   ------
                                                                                  (IN THOUSANDS)
FI SMALL/MID CAP VALUE (CONCLUDED)
----------------------------------
Redeemed             --   EQUI-VEST Contracts ...................................  663       --
                          Momentum Contracts ....................................    2        1
                          Momentum Plus Contracts 135 BP ........................    6        5
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........  321      410
                          EQUI-VEST Contracts Series 500 145 BP .................   --        3
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    5       --
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   --       --

LAZARD LARGE CAP VALUE
----------------------
Issued               --   EQUI-VEST Contracts ...................................   --       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

Redeemed             --   EQUI-VEST Contracts ...................................   --       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

LAZARD SMALL CAP VALUE
----------------------
Issued               --   Momentum Contracts ....................................    1       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

Redeemed             --   Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

MERCURY BASIC VALUE EQUITY
--------------------------
Issued               --   EQUI-VEST Contracts ...................................  221       --
                          Momentum Contracts ....................................    6        6
                          Momentum Plus Contracts 135 BP ........................   18       20
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   52      451
                          EQUI-VEST Contracts Series 500 145 BP .................   --       --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   42        7
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        3
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   29        5

                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                    2000       1999
                                                                                  --------   --------
                                                                                    (IN THOUSANDS)
MERCURY BASIC VALUE EQUITY (CONCLUDED)
--------------------------------------
Redeemed             --   EQUI-VEST Contracts ...................................    470         --
                          Momentum Contracts ....................................      3          3
                          Momentum Plus Contracts 135 BP ........................      8          7
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    212        278
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      8         --
                          EQUI-VEST Contracts Series 600 90 BP ..................     --          1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      2         --

MERCURY WORLD STRATEGY
----------------------
Issued               --   EQUI-VEST Contracts ...................................    114         --
                          Momentum Contracts ....................................     --          1
                          Momentum Plus Contracts 135 BP ........................      2          1
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     51        165
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      6          1
                          EQUI-VEST Contracts Series 600 90 BP ..................     --          1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      5         --

Redeemed             --   EQUI-VEST Contracts ...................................    142         --
                          Momentum Contracts ....................................     --         --
                          Momentum Plus Contracts 135 BP ........................      1         --
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     17        161
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      1         --
                          EQUI-VEST Contracts Series 600 90 BP ..................     --         --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     --         --

MFS EMERGING GROWTH COMPANIES
-----------------------------
Issued               --   EQUI-VEST Contracts ...................................  2,892         --
                          Momentum Contracts ....................................     45         33
                          Momentum Plus Contracts 135 BP ........................    138        111
                          Momentum Plus Contracts 100 BP ........................     --          1
                          Momentum Plus Contracts 90 BP .........................      1         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    344      2,613
                          EQUI-VEST Contracts Series 500 145 BP .................      3          4
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    284         37
                          EQUI-VEST Contracts Series 600 90 BP ..................     15         11
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    172         17

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Continued)


                                                                              YEARS ENDED DECEMBER 31,
                                                                              ------------------------
                                                                                    2000      1999
                                                                                  -------   --------
                                                                                    (IN THOUSANDS)
MFS EMERGING GROWTH COMPANIES (CONCLUDED)
-----------------------------------------
Redeemed             --   EQUI-VEST Contracts ...................................  2,597        --
                          Momentum Contracts ....................................     19         5
                          Momentum Plus Contracts 135 BP ........................     14        31
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    654     1,276
                          EQUI-VEST Contracts Series 500 145 BP .................      1        --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     32         2
                          EQUI-VEST Contracts Series 600 90 BP ..................      5         4
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      8        --
MFS GROWTH WITH INCOME
----------------------
Issued               --   EQUI-VEST Contracts ...................................     68        --
                          Momentum Contracts ....................................      1        --
                          Momentum Plus Contracts 135 BP ........................      1        --
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     16        19
                          EQUI-VEST Contracts Series 500 145 BP .................     --        --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     16         3
                          EQUI-VEST Contracts Series 600 90 BP ..................     --        --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     12         1

Redeemed             --   EQUI-VEST Contracts ...................................     19        --
                          Momentum Contracts ....................................     --        --
                          Momentum Plus Contracts 135 BP ........................     --        --
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     14         1
                          EQUI-VEST Contracts Series 500 145 BP .................     --        --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      2        --
                          EQUI-VEST Contracts Series 600 90 BP ..................     --        --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     --        --
MFS RESEARCH
------------
Issued               --   EQUI-VEST Contracts ...................................    523        --
                          Momentum Contracts ....................................     10         7
                          Momentum Plus Contracts 135 BP ........................     29        31
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    221       706
                          EQUI-VEST Contracts Series 500 145 BP .................      1         2
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     92         6
                          EQUI-VEST Contracts Series 600 90 BP ..................      2         6
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     54         3

                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                                               ------------------------
                                                                                    2000       1999
                                                                                  --------   --------
                                                                                    (IN THOUSANDS)
MFS RESEARCH (CONCLUDED)
------------------------
Redeemed             --   EQUI-VEST Contracts ...................................    695         --
                          Momentum Contracts ....................................      7          3
                          Momentum Plus Contracts 135 BP ........................      9          8
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    249        466
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     14         --
                          EQUI-VEST Contracts Series 600 90 BP ..................      1          2
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      1         --

MORGAN STANLEY EMERGING MARKETS EQUITY
--------------------------------------
Issued               --   EQUI-VEST Contracts ...................................  3,837         --
                          Momentum Contracts ....................................     19          7
                          Momentum Plus Contracts 135 BP ........................     28         14
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    636      3,334
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     52          7
                          EQUI-VEST Contracts Series 600 90 BP ..................      3          4
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     90          1

Redeemed             --   EQUI-VEST Contracts ...................................  3,669         --
                          Momentum Contracts ....................................      9          1
                          Momentum Plus Contracts 135 BP ........................     12          4
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    468      2,961
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     15          2
                          EQUI-VEST Contracts Series 600 90 BP ..................      3          2
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     63         --

T. ROWE PRICE EQUITY INCOME
---------------------------
Issued               --   EQUI-VEST Contracts ...................................    268         --
                          Momentum Contracts ....................................      4          5
                          Momentum Plus Contracts 135 BP ........................     15         24
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     61        368
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     22          3
                          EQUI-VEST Contracts Series 600 90 BP ..................      1          6
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      7          2

                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Concluded)


                                                                          YEARS ENDED DECEMBER 31,
                                                                          ------------------------
                                                                              2000      1999
                                                                            -------   --------
                                                                              (IN THOUSANDS)
T. ROWE PRICE EQUITY INCOME (CONCLUDED)
---------------------------------------
Redeemed       --   EQUI-VEST Contracts ...................................  1,097        --
                    Momentum Contracts ....................................      3         1
                    Momentum Plus Contracts 135 BP ........................      2         3
                    Momentum Plus Contracts 100 BP ........................     --        --
                    Momentum Plus Contracts 90 BP .........................     --        --
                    EQUI-VEST Contracts Series 300 & 400 134 BP ...........    521       366
                    EQUI-VEST Contracts Series 500 145 BP .................     --        --
                    EQUI-VEST Contracts Series 600 & 800 120 BP ...........     13        --
                    EQUI-VEST Contracts Series 600 90 BP ..................      2         1
                    EQUI-VEST Express Contracts Series 700 95 BP ..........      1        --

T. ROWE PRICE INTERNATIONAL STOCK
---------------------------------
Issued         --   EQUI-VEST Contracts ...................................  1,230        --
                    Momentum Contracts ....................................      9         4
                    Momentum Plus Contracts 135 BP ........................     17        17
                    Momentum Plus Contracts 100 BP ........................     --        --
                    Momentum Plus Contracts 90 BP .........................     --        --
                    EQUI-VEST Contracts Series 300 & 400 134 BP ...........    633     1,050
                    EQUI-VEST Contracts Series 500 145 BP .................     10         1
                    EQUI-VEST Contracts Series 600 & 800 120 BP ...........     69         4
                    EQUI-VEST Contracts Series 600 90 BP ..................      3         3
                    EQUI-VEST Express Contracts Series 700 95 BP ..........     52         3

Redeemed       --   EQUI-VEST Contracts ...................................  1,467        --
                    Momentum Contracts ....................................      4        --
                    Momentum Plus Contracts 135 BP ........................      5         6
                    Momentum Plus Contracts 100 BP ........................     --        --
                    Momentum Plus Contracts 90 BP .........................     --        --
                    EQUI-VEST Contracts Series 300 & 400 134 BP ...........    289       956
                    EQUI-VEST Contracts Series 500 145 BP .................     10        --
                    EQUI-VEST Contracts Series 600 & 800 120 BP ...........     30        --
                    EQUI-VEST Contracts Series 600 90 BP ..................      1        --
                    EQUI-VEST Express Contracts Series 700 95 BP ..........     12        --


                                     FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets

Net assets consist of net assets attributable to: (i) Contracts in the accumulation period, which are represented by Contract accumulation units outstanding multiplied by net unit values and (ii) actuarial reserves and other liabilities attributable to Contracts in the payout period which are not represented by accumulation units or unit values.

Listed below are components of net ASSETS:



                                                     ALLIANCE        ALLIANCE
                                                      COMMON       CONSERVATIVE     ALLIANCE
                                                       STOCK         INVESTORS       GLOBAL
                                                 --------------- --------------  --------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $5,321,522,200    $37,904,200   $384,274,170
Net assets attributable to Old Contracts in
 accumulation period ...........................      89,293,073             --             --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............      28,570,072             --             --
Net assets attributable to Momentum
 Contracts in accumulation period ..............     169,160,145             --     30,175,166
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........     219,286,762     10,528,333     53,968,899
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........       1,922,836            580        332,908
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........       1,886,999             --        690,856
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................   1,651,111,756     85,058,835    358,694,897
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       2,585,673         34,467        272,010
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................      75,549,815      7,778,646     19,457,374
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      24,721,107        477,597      1,647,915
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................      27,872,376      3,652,005     10,507,006
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................      39,945,828      1,490,762      1,442,817
                                                  --------------   ------------   ------------
                                                  $7,653,428,641   $150,172,914   $861,464,018
                                                  ==============   ============   ============



                                                      ALLIANCE          ALLIANCE         ALLIANCE
                                                       GROWTH            GROWTH            HIGH
                                                     AND INCOME        INVESTORS          YIELD
                                                  --------------   ----------------  ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............   $ 439,502,738     $ 431,288,125    $ 42,988,195
Net assets attributable to Old Contracts in
 accumulation period ...........................              --                --              --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............              --                --              --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      30,320,152        33,737,968       4,063,663
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........      49,199,311        70,484,711       9,079,715
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........         427,113           777,358          16,788
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........         504,054           464,553              --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................     462,455,301       472,736,159      60,488,233
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................         643,668           346,386          60,235
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................      33,815,267        25,958,881       2,147,972
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       2,062,525         2,625,852         371,691
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................      16,253,162        10,469,253       2,059,598
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       5,901,119         4,336,751         554,518
                                                  --------------    --------------    ------------
                                                  $1,041,084,410    $1,053,225,997    $121,830,609
                                                  ==============    ==============    ============


                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (Continued)


                                                         ALLIANCE
                                                       INTERMEDIATE          ALLIANCE
                                                  GOVERNMENT SECURITIES   INTERNATIONAL
                                                 ----------------------- ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............       $16,113,818         $ 69,904,228
Net assets attributable to Old Contracts in
 accumulation period ...........................                --                  --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............         2,580,427                  --
Net assets attributable to Momentum
 Contracts in accumulation period ..............         1,603,064           4,759,008
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........         4,365,732           8,375,780
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........             1,023             101,264
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........                --             210,854
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................        25,507,395          55,075,241
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................            25,402              86,221
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................         1,727,587           3,407,493
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................           311,147             394,951
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................         1,128,968           3,145,860
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................            41,241             730,423
                                                       -----------        ------------
                                                       $53,405,804        $146,191,322
                                                       ===========        ============



                                                     ALLIANCE       ALLIANCE      ALLIANCE       CALVERT
                                                      MONEY         QUALITY       SMALL CAP     SOCIALLY
                                                      MARKET          BOND         GROWTH      RESPONSIBLE
                                                 --------------- ------------- -------------- ------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $ 48,339,051    $31,456,532   $193,905,526   $1,533,730
Net assets attributable to Old Contracts in
 accumulation period ...........................     3,942,144             --             --           --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............            --             --             --           --
Net assets attributable to Momentum
 Contracts in accumulation period ..............    12,776,862      2,055,320      8,442,210       13,952
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........    30,224,802      5,387,919      8,113,558        7,067
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........       306,423         14,304         23,952           --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........            --             --        172,215           --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................    38,791,339     46,874,939    124,953,235           --
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................         8,736         31,405        247,511           --
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................     6,315,082      2,957,180     12,100,972        1,006
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       311,220        220,897      1,486,703       28,747
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................    14,808,229      2,880,698      9,253,023           --
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       828,297        483,154        634,962           --
                                                  ------------    -----------   ------------   ----------
                                                  $156,652,185    $92,362,347   $359,333,867   $1,584,502
                                                  ============    ===========   ============   ==========


                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                     CAPITAL        CAPITAL      CAPITAL
                                                     GUARDIAN      GUARDIAN      GUARDIAN
                                                  INTERNATIONAL    RESEARCH    U.S. EQUITY
                                                 --------------- ------------ -------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............     $     --     $2,886,621   $2,092,888
Net assets attributable to Old Contracts in
 accumulation period ...........................           --             --           --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............           --             --           --
Net assets attributable to Momentum
 Contracts in accumulation period ..............       48,750         95,405       15,020
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........       52,291         63,478        5,258
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........           --             --           --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........           --             --           --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................           --      1,969,815    1,403,619
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................           --          3,285           --
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................           --        963,483    1,141,170
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................           --             --           --
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................           --        404,750      309,027
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................           --             --           --
                                                     --------     ----------   ----------
                                                     $101,041     $6,386,835   $4,966,982
                                                     ========     ==========   ==========



                                                                    EQ/ALLIANCE
                                                   EQ/AGGRESSIVE      PREMIER      EQ/ALLIANCE
                                                       STOCK          GROWTH        TECHNOLOGY
                                                 ---------------- -------------- ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $1,645,175,711   $142,542,991   $ 55,316,865
Net assets attributable to Old Contracts in
 accumulation period ...........................              --             --             --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............              --             --             --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      92,999,128      3,866,874      1,146,086
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........     114,730,888      2,172,830        650,561
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........         357,129         13,404             --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........         974,511         94,642             --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................     423,248,722    100,684,829     31,435,390
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................         385,147        124,512         38,414
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................       6,470,035     32,827,214      8,447,749
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      11,533,596        560,497        329,694
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................       2,690,920     22,750,202      6,099,851
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       4,438,536             --             --
                                                  --------------   ------------   ------------
                                                  $2,303,004,323   $305,637,994   $103,464,610
                                                  ==============   ============   ============


                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                                 EQ/AXP
                                                  EQ/AXP NEW    STRATEGY          EQ/
                                                  DIMENSIONS   AGGRESSIVE      BALANCED
                                                 ------------ ------------ ----------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $2,337,053   $2,804,801   $1,043,119,617
Net assets attributable to Old Contracts in
 accumulation period ...........................          --           --               --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............          --           --               --
Net assets attributable to Momentum
 Contracts in accumulation period ..............          --           --       36,931,393
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........          --           14       43,705,383
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........          --           --           17,328
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........          --           --          266,540
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................   1,078,079      579,394      150,840,638
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................          --           --          262,777
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................     143,453       99,119       11,647,574
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      20,126       15,870        7,744,066
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................     167,075      334,873        3,654,814
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................          --           --        1,139,746
                                                  ----------   ----------   --------------
                                                  $3,745,786   $3,834,072   $1,299,329,876
                                                  ==========   ==========   ==============



                                                         EQ
                                                     EQUITY500                     EQ/EVERGREEN
                                                       INDEX        EQ/EVERGREEN    FOUNDATION
                                                 ----------------- -------------- -------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $  658,499,126      $1,196,281   $1,169,591
Net assets attributable to Old Contracts in
 accumulation period ...........................              --              --           --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............              --              --           --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      46,781,674          25,701       12,916
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........      72,663,803          17,948        2,029
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........         565,323              --           --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........       1,023,022              --           --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................     590,474,613         485,439      396,291
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       1,126,322           1,740          507
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................      28,236,673         305,707      220,473
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       6,148,646             147       12,234
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................       7,561,525          74,326      274,400
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       6,494,912              --           --
                                                  --------------     ----------    ----------
                                                  $1,419,575,639     $2,107,289    $2,088,441
                                                  ==============     ==========    ==========


                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                  EQ/JANUS
                                                 LARGE CAP     EQ/PUTNAM
                                                   GROWTH       BALANCED
                                               ------------- -------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ............. $10,107,746   $18,273,370
Net assets attributable to Old Contracts in
 accumulation period .........................          --            --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ............          --            --
Net assets attributable to Momentum
 Contracts in accumulation period ............      29,468       431,517
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period......      33,539       898,627
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period......          --            --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ......          --            --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period .........................   3,834,026    18,758,862
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ......................................       4,447        79,079
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period .........................   1,041,624     1,076,770
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ......................................      29,945       100,130
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period .........................   1,017,156       543,977
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ......................................          --            --
                                               -----------   -----------
                                               $16,097,951   $40,162,332
                                               ===========   ===========



                                                 EQ/PUTNAM
                                                   GROWTH       EQ/PUTNAM     EQ/PUTNAM
                                                  & INCOME    INTERNATIONAL   INVESTORS
                                                   VALUE          EQUITY       GROWTH     FI MID CAP
                                               ------------- --------------- ---------- --------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ............. $34,266,886      $       --   $     --   $ 6,146,076
Net assets attributable to Old Contracts in
 accumulation period .........................          --              --         --            --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ............          --              --         --            --
Net assets attributable to Momentum
 Contracts in accumulation period ............     449,495         855,921    206,471        45,860
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period......   1,648,599         413,812    219,230        26,808
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period......          --           5,937         --            --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ......          --              --         --            --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period .........................  34,261,576              --         --     2,476,648
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ......................................     138,811              --         --         3,834
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period .........................   1,776,410              --         --       880,502
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ......................................     184,107              --         --           808
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period .........................     586,727              --         --       688,784
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ......................................          --              --         --            --
                                               -----------      ---------    --------   -----------
                                               $73,312,611      $1,275,670   $425,701   $10,269,320
                                               ===========      ==========   ========   ===========


                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                                   LAZARD
                                                  FI SMALL/MID   LARGE CAP       LAZARD
                                                    CAP VALUE      VALUE     SMALL CAP VALUE
                                                 -------------- ----------- ----------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $35,044,250    $     --       $     --
Net assets attributable to Old Contracts in
 accumulation period ...........................           --          --             --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............           --          --             --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      526,361      43,826         73,306
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........      941,717      40,103         45,693
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........           --          --             --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........           --          --             --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................   33,576,738          --             --
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       66,159          --             --
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................    1,179,040          --             --
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      296,516          --             --
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................    1,437,251          --             --
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................           --          --             --
                                                   ----------      ------         ------
                                                  $73,068,032     $83,929       $118,999
                                                  ===========     =======       ========



                                                     MERCURY
                                                      BASIC          MERCURY      MFS EMERGING
                                                      VALUE           WORLD          GROWTH
                                                      EQUITY        STRATEGY       COMPANIES
                                                 --------------- -------------- ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $ 48,766,805    $ 5,511,543    $475,330,211
Net assets attributable to Old Contracts in
 accumulation period ...........................            --             --              --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............            --             --              --
Net assets attributable to Momentum
 Contracts in accumulation period ..............     1,426,367        124,757      13,005,041
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........     2,245,471        227,412      20,965,816
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........            --             --         100,977
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........            --             --         190,281
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................    55,526,028      5,291,673     346,686,503
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       157,877         12,387       1,215,315
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................     5,230,297        558,565      40,991,674
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       233,587         49,837       2,237,083
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................     3,388,730        493,331      22,981,683
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................            --             --              --
                                                    ----------      ---------     -----------
                                                  $116,975,162    $12,269,505    $923,704,584
                                                  ============    ===========    ============


                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


5. Net Assets (Concluded)


                                                                                    MORGAN
                                                                                   STANLEY        T. ROWE         T. ROWE
                                                   MFS GROWTH                      EMERGING        PRICE           PRICE
                                                      WITH            MFS          MARKETS         EQUITY      INTERNATIONAL
                                                     INCOME         RESEARCH        EQUITY         INCOME          STOCK
                                                 ------------- --------------- ------------- --------------- --------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $ 3,806,392    $ 96,948,656   $ 36,486,274   $ 62,616,548    $ 51,334,148
Net assets attributable to Old Contracts in
 accumulation period ...........................           --              --             --             --              --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............           --              --             --             --              --
Net assets attributable to Momentum
 Contracts in accumulation period ..............       68,667       1,795,956      1,124,768        824,023         945,730
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........       90,029       4,000,363      1,668,350      2,444,923       1,874,272
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........           --              --          6,296             --              --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........       29,913              --             --             --              --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................    3,141,294     104,233,057     23,978,565     59,704,919      48,194,687
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................        3,643         387,016         75,916         83,121         109,287
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................    1,702,914       9,462,342      3,918,083      1,421,694       4,152,716
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................        2,544         682,249        251,498        441,548         409,849
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................    1,268,658       6,104,699      2,499,197        909,070       4,320,977
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................           --              --             --             --              --
                                                    ---------     -----------     ----------     ----------      ----------
                                                  $10,114,054    $223,614,338    $70,008,947   $128,445,846    $111,341,666
                                                  ===========    ============    ===========   ============    ============


                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000

6. Amounts retained by Equitable Life in Separate Account A

The amount retained by Equitable Life in the Account arises principally from
(1) contributions from Equitable Life, (2) mortality risk, death benefit, expense and expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks and asset-based administrative expenses.

Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

The following table shows the contributions (withdrawals) in net amounts retained by Equitable Life by investment fund:


                                                         YEARS ENDED DECEMBER 31,
                                                    -----------------------------------
            VARIABLE INVESTMENT OPTION                     2000              1999
            --------------------------              ----------------- -----------------
Alliance Common Stock ...........................      (130,360,591)     (121,476,252)
Alliance Conservative Investors .................        (2,369,370)       (1,736,098)
Alliance Global .................................       (13,355,009)      (10,920,548)
Alliance Growth and Income ......................       (12,766,341)      (10,200,561)
Alliance Growth Investors .......................       (14,628,985)      (12,883,156)
Alliance High Yield .............................        (1,844,834)       (2,404,593)
Alliance Intermediate Government Securities .....          (630,337)         (802,521)
Alliance International ..........................        (2,330,256)       (1,660,381)
Alliance Money Market ...........................        (4,464,058)       (1,547,729)
Alliance Quality Bond ...........................          (669,083)       (1,005,712)
Alliance Small Cap Growth .......................        (5,017,072)       (1,178,363)
Calvert Socially Responsible ....................           (12,464)        1,999,222
Capital Guardian International (1) ..............           (24,823)               --
Capital Guardian Research .......................           (39,248)           23,701
Capital Guardian U.S. Equity ....................           (33,918)           22,190
EQ/Aggressive Stock .............................       (37,107,017)      (39,082,247)
EQ/Alliance Premier Growth ......................        (3,308,631)         (189,943)
EQ/Alliance Technology (1) ......................          (200,180)               --
EQ/AXP New Dimensions (2) .......................           494,271                --
EQ/AXP Strategy Aggressive (2) ..................           494,551                --
EQ/Balanced .....................................       (20,680,487)      (19,614,445)
EQ Equity 500 Index .............................       (21,151,877)      (19,773,678)
EQ/Evergreen ....................................           (20,113)           24,040
EQ/Evergreen Foundation .........................           (12,508)           24,827
EQ/Janus Large Cap Growth (2) ...................           474,835                --
EQ/Putnam Balanced ..............................          (526,780)         (613,248)
EQ/Putnam Growth & Income Value .................          (974,926)       (1,248,568)
EQ/Putnam International Equity ..................           (13,571)               --
EQ/Putnam Investors Growth ......................            (5,186)               --
FI Mid Cap (2) ..................................           486,910                --
FI Small/Mid Cap Value ..........................          (899,478)       (1,075,981)
Lazard Large Cap Value ..........................              (742)               --
Lazard Small Cap Value ..........................              (767)               --
Mercury Basic Value Equity ......................        (1,391,990)       (1,054,765)
Mercury World Strategy ..........................        (2,074,134)         (134,654)
MFS Emerging Growth Companies ...................       (13,711,416)       (4,742,770)
MFS Growth with Income ..........................           (76,661)           21,065
MFS Research ....................................        (2,807,642)       (1,891,032)
Morgan Stanley Emerging Markets Equity ..........        (1,647,600)       (3,733,004)
T. Rowe Price Equity Income .....................        (1,668,600)       (2,027,611)
T. Rowe Price International Stock ...............        (1,614,648)       (1,126,238)

----------
(1) Commenced operations May 2, 2000.
(2) Commenced operations September 5, 2000.

                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding.



                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE COMMON STOCK --
OLD CONTRACTS
----------------------------------------------
Unit value, beginning of period ..............   $ 506.59     $ 407.19     $ 316.64     $ 246.57
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 433.23     $ 506.59     $ 407.19     $ 316.64
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        206          231          264          307
                                                 ========     ========     ========     ========

EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............   $ 399.74     $ 323.75     $ 253.68     $ 199.05
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 339.28     $ 399.74     $ 323.75     $ 253.68
                                                 ========     ========     ========     ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................     15,685       16,705       17,231       17,386
                                                 ========     ========     ========     ========
Number of Momentum units outstanding,
 end of period (000's) .......................        499          553          591          519
                                                 ========     ========     ========     ========

EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 548.74     $ 441.07     $ 342.99     $ 267.08
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 469.28     $ 548.74     $ 441.07     $ 342.99
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         61           66           70           85
                                                 ========     ========     ========     ========

MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 326.31     $ 264.22     $ 207.00     $ 162.39
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 276.76     $ 326.32     $ 264.22     $ 207.00
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        792        1,032        1,133        1,192
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 255.67     $ 206.28     $ 161.04     $ 125.89
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 217.61     $ 255.67     $ 206.28     $ 161.04
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          9           16           40           37
                                                 ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                         YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------------------
                                                   1996         1995         1994         1993         1992         1991
                                               ------------ ------------ ------------ ------------ ------------ -----------
ALLIANCE COMMON STOCK --
OLD CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 199.66     $ 151.67     $ 155.96     $ 125.72     $ 122.56    $  89.56
                                                 ========     ========     ========     ========     ========    ========
Unit value, end of period ....................   $ 246.57     $ 199.66     $ 151.67     $ 155.96     $ 125.72    $ 122.56
                                                 ========     ========     ========     ========     ========    ========
Number of units outstanding, end of period
 (000's) .....................................        345          387          438          467          525         598
                                                 ========     ========     ========     ========     ========    ========

EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............   $ 162.42     $ 124.32     $ 128.81     $ 104.63     $ 102.76    $  75.67
                                                 ========     ========     ========     ========     ========    ========
Unit value, end of period ....................   $ 199.05     $ 162.42     $ 124.32     $ 128.81     $ 104.63    $ 102.76
                                                 ========     ========     ========     ========     ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................     16,933       16,292       15,749       13,917       11,841      10,292
                                                 ========     ========     ========     ========     ========    ========
Number of Momentum units outstanding,
 end of period (000's) .......................        403          270          120           --           --          --
                                                 ========     ========     ========     ========     ========    ========

EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 216.27     $ 164.29     $ 168.93     $ 136.10     $ 132.67    $  96.95
                                                 ========     ========     ========     ========     ========    ========
Unit value, end of period ....................   $ 267.08     $ 216.27     $ 164.29     $ 168.93     $ 136.10    $ 132.67
                                                 ========     ========     ========     ========     ========    ========
Number of units outstanding, end of period
 (000's) .....................................         96          108          119          124          135         144
                                                 ========     ========     ========     ========     ========    ========

MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 132.47     $ 101.38     $ 105.01     $ 100.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 162.39     $ 132.47     $ 101.38     $ 105.01
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,039          706          330           12
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 125.89
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        140
                                                 ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ -----------
ALLIANCE COMMON STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
----------------------------------------------
Unit value, beginning of period ..............   $ 236.14     $ 190.33     $ 148.44     $ 115.92
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 201.19     $ 236.14     $ 190.33     $ 148.44
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          9            8            7            5
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 312.31     $ 252.88     $ 198.12     $ 155.42
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 264.88     $ 312.31     $ 252.88     $ 198.12
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      6,233        6,502        5,808        4,765
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.91     $ 102.87     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.53     $ 126.91     $ 102.87
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         24           19            5
                                                 ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.92     $ 102.87     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.54     $ 126.92     $ 102.87
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        702          105           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 130.14     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 110.60     $ 130.14
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................        224          233
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                  1996         1995        1994         1993       1992       1991
                                               ------------ ------------ ------------ ---------   -------  ---------
ALLIANCE COMMON STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.78    $  97.03     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 155.42    $ 126.78     $  97.03
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,457       1,989          948
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                           ------------------------------------------------
                                                2000         1999         1998       1997
                                           ------------ ------------ ------------ ---------
ALLIANCE COMMON STOCK -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 111.02     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.30     $ 111.02
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        296           25
                                             ========     ========
ALLIANCE CONSERVATIVE INVESTORS --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 159.92     $ 147.17     $ 130.98     $ 117.25
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 163.32     $ 159.92     $ 147.17     $ 130.98
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         20           22           24           22
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 156.79     $ 144.30     $ 128.45     $ 114.99
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 160.10     $ 156.79     $ 144.30     $ 128.45
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         66          100          121          125
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 150.86     $ 138.35     $ 122.71     $ 109.47
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 154.59     $ 150.86     $ 138.35     $ 122.71
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --            4            5
                                             ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 159.92     $ 147.17     $ 130.98     $ 117.25
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 163.32     $ 159.92     $ 147.17     $ 130.98
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        752          752          661          553
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------------------------------
                                               1996         1995         1994         1993           1992       1991
                                            ------------ ------------ ------------ ------------   ----------  ---------
ALLIANCE COMMON STOCK -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE CONSERVATIVE INVESTORS --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 112.97    $  95.10     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 117.25    $ 112.97     $  95.10
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         18          11            3
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 110.81    $  93.29     $  98.60     $ 100.00
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 114.99    $ 110.81     $  93.29     $  98.60
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        136         129           92           10
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 109.47
                                             ========
Number of units outstanding, end of period
 (000's) .................................          5
                                             ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 112.97    $  95.10     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 117.25    $ 112.97     $  95.10
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        567         491          325
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------
                                                 2000         1999         1998         1997
                                             ------------ ------------ ------------ ------------
ALLIANCE CONSERVATIVE INVESTORS -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 111.52     $ 102.74     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 113.76     $ 111.52     $ 102.74
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 111.53     $ 102.74     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 113.77     $ 111.53     $ 102.74
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         68            6           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 112.84     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 115.46     $ 112.84
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          4            3
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.41     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 106.78     $ 104.41
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         34            4
                                             ========     ========
ALLIANCE GLOBAL --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 249.43     $ 182.50     $ 151.87     $ 138.00
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 200.17     $ 249.43     $ 182.50     $ 151.87
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        151          156          156          147
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                            YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------
                                                 1996         1995         1994         1993     1992    1991
                                             ------------ ------------ ------------ ---------- -------  ------
ALLIANCE CONSERVATIVE INVESTORS -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE GLOBAL --

MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.06     $ 104.12     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 138.00     $ 122.06     $ 104.12
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        116           62           16
                                             ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE GLOBAL -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
----------------------------------------------
Unit value, beginning of period ..............   $ 253.89     $ 185.78     $ 154.12     $ 140.51
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 203.73     $ 253.89     $ 185.78     $ 154.12
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        265          353          408          464
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 212.51     $ 154.96     $ 128.51     $ 116.37
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 171.13     $ 212.51     $ 154.96     $ 128.51
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            3           11           12
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 202.36     $ 147.40     $ 122.12     $ 110.47
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 163.12     $ 202.36     $ 147.40     $ 122.12
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          4            4            3            2
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 249.43     $ 182.50     $ 151.87     $ 138.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 200.17     $ 249.43     $ 182.50     $ 151.87
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,712        3,509        3,395        3,369
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 134.30     $  98.37     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.66     $ 134.30     $  98.37
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            2           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------------------
                                                   1996         1995         1994         1993         1992         1991
                                               ------------ ------------ ------------ ------------ ------------ -----------
ALLIANCE GLOBAL -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 124.30     $ 106.04     $ 102.14     $ 100.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 140.51     $ 124.30     $ 106.04     $ 102.14
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        459          391          223            8
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 116.37
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         13
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 122.06     $ 104.12     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 138.00     $ 122.06     $ 104.12
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      2,995        2,121        1,305
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
ALLIANCE GLOBAL -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 134.29    $  98.37     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 107.66    $ 134.29     $  98.37
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        181          20           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS 90
B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 139.76    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 112.39    $ 139.76
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         15          13
                                             ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 119.52    $ 100.00
                                             ========    ========
Unit value, end of period ................   $  96.06    $ 119.52
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................        109           9
                                             ========    ========
ALLIANCE GROWTH AND INCOME --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 250.31    $ 213.81     $ 179.30     $ 143.37
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 269.09    $ 250.31     $ 213.81     $ 179.30
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        113         109           96           69
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 250.67    $ 214.14     $ 179.60     $ 143.63
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 269.45    $ 250.67     $ 214.14     $ 179.60
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        183         217          209          183
                                             ========    ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                      YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------- -----------------
                                                 1996         1995         1994         1993         1992         1991
                                             ----------  -----------  -----------  ------------ ------------ -----------
ALLIANCE GLOBAL -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS 90
B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE GROWTH AND INCOME --

MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.02    $  98.86     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 143.37    $ 121.02     $  98.86
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         41          17            4
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.25    $  99.06     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 143.63    $ 121.25     $  99.06
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        121          67            9
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE GROWTH AND INCOME -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 218.04     $ 185.60     $ 155.11     $ 123.61
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 235.21     $ 218.04     $ 185.60     $ 155.11
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            3            6            3
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 204.92     $ 174.26     $ 145.48     $ 115.81
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 221.27     $ 204.92     $ 174.26     $ 145.48
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2            2            1
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 250.31     $ 213.81     $ 179.30     $ 143.37
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 269.09     $ 250.31     $ 213.81     $ 179.30
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,352        3,095        2,475        1,800
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.13     $ 102.73     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 129.00     $ 120.13     $ 102.73
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          5            4            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.14     $ 102.73     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 129.01     $ 120.14     $ 102.73
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        262           37           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                               YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------
                                                   1996         1995        1994      1993   1992   1991
                                               ------------ ----------- ------------ ------ ------ -----
ALLIANCE GROWTH AND INCOME -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 123.61
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................          3
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 121.02    $  98.86     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 143.37    $ 121.02     $  98.86
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        975         498          210
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (CONTINUED)


                                                        YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
ALLIANCE GROWTH AND INCOME -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
------------------------------------------
Unit value, beginning of period ..........   $ 122.29     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 131.71     $ 122.29
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         16           14
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 103.87     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 111.81     $ 103.87
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        145           14
                                             ========     ========
ALLIANCE GROWTH INVESTORS --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 225.59     $ 180.63     $ 153.69     $ 133.40
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 207.65     $ 225.59     $ 180.63     $ 153.69
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        162          165          159          147
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 228.14     $ 182.69     $ 155.46     $ 134.95
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 209.98     $ 228.14     $ 182.69     $ 155.46
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        336          427          509          553
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 199.83     $ 159.46     $ 135.20     $ 116.95
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 184.57     $ 199.83     $ 159.46     $ 135.20
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          4            6           15           14
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                               YEARS ENDED DECEMBER 31,
                                            --------------------------------------------------------------------
                                                1996         1995        1994        1993     1992       1991
                                            ------------ ----------- ----------   --------- ---------  ---------
ALLIANCE GROWTH AND INCOME -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE GROWTH INVESTORS --

MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 120.08    $  96.31     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 133.40    $ 120.08     $  96.31
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        110          57           10
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.49    $  97.45     $ 101.99     $ 100.00
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 134.95    $ 121.49     $  97.45     $ 101.99
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        508         375          188           13
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 116.95
                                             ========
Number of units outstanding, end of period
 (000's) .................................         15
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-63

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (CONTINUED)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE GROWTH INVESTORS -- (Continued)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
----------------------------------------------
Unit value, beginning of period ..............   $ 187.67     $ 149.61     $ 126.72     $ 109.51
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 173.52     $ 187.67     $ 149.61     $ 126.72
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            2            2            1
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
-----------------------------------------------
Unit value, beginning of period ..............   $ 225.59     $ 180.63     $ 153.69     $ 133.40
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 207.65     $ 225.59     $ 180.63     $ 153.69
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      4,354        4,231        3,962        3,704
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 127.16     $ 101.93     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 116.92     $ 127.16     $ 101.93
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            2            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 127.17     $ 101.93     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 116.93     $ 127.17     $ 101.93
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        222           21           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 129.93     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 119.83     $ 129.93
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         22           18
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                    1996         1995        1994       1993       1992       1991
                                                 ------------ ----------- -----------  ---------  ---------  ---------
ALLIANCE GROWTH INVESTORS -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.08    $  96.31     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 133.40    $ 120.08     $  96.31
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,325       2,113        1,023
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-64

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------
                                                2000         1999         1998         1997
                                            ------------ ------------ ------------ ------------
ALLIANCE GROWTH INVESTORS -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 112.30     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.52     $ 112.30
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        101           10
                                             ========     ========
ALLIANCE HIGH YIELD --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 143.43     $ 150.42     $ 160.74     $ 137.53
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 129.28     $ 143.43     $ 150.42     $ 160.74
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         32           34           37           29
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 153.05     $ 160.53     $ 171.56     $ 146.80
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 137.94     $ 153.05     $ 160.53     $ 171.56
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         66           82          100          110
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 134.31     $ 140.38     $ 149.49     $ 127.46
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 121.48     $ 134.31     $ 140.38     $ 149.49
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --            5            5
                                             ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 143.23     $ 150.42     $ 160.74     $ 137.53
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 129.28     $ 143.43     $ 150.42     $ 160.74
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        800          998        1,164          831
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                            --------------------------------------------------------------------
                                                1996         1995        1994        1993       1992       1991
                                            ----------  ----------- ----------    ---------   ---------  ---------
ALLIANCE GROWTH INVESTORS -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE HIGH YIELD --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.44    $  95.88     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 137.53    $ 113.44     $  95.88
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         18           7            1
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.10    $ 102.37     $ 106.74     $ 100.00
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 146.80    $ 121.10     $ 102.37     $ 106.74
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         94          70           38            1
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 127.46
                                             ========
Number of units outstanding, end of period
 (000's) .................................          5
                                             ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.44    $  95.88     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 137.53    $ 113.44     $  95.88
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        444         209           99
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-65

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE HIGH YIELD -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 84.96    $  89.20     $ 100.00
                                                 =======    ========     ========
Unit value, end of period ....................   $ 76.49    $  84.96     $  89.20
                                                 =======    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         1           1           --
                                                 =======    ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 84.97    $  89.20     $ 100.00
                                                 =======    ========     ========
Unit value, end of period ....................   $ 78.49    $  84.97     $  89.20
                                                 =======    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        28           5           --
                                                 =======    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 85.66    $ 100.00
                                                 =======    ========
Unit value, end of period ....................   $ 77.34    $  85.66
                                                 =======    ========
Number of units outstanding, end of period
 (000's) .....................................         5           5
                                                 =======    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 99.34    $ 100.00
                                                 =======    ========
Unit value, end of period ....................   $ 89.64    $  99.34
                                                 =======    ========
Number of units outstanding, end of period
 (000's) .....................................        23           4
                                                 =======    ========
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --
EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 58.63    $  58.81     $  54.83     $ 51.34
                                                 =======    ========     ========     =======
Unit value, end of period ....................   $ 63.74    $  58.63     $  58.81     $ 54.83
                                                 =======    ========     ========     =======
Number of units outstanding, end of period
 (000's) .....................................        40          43           45          50
                                                 =======    ========     ========     =======

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------------------------------
                                                1996           1995         1994        1993        1992       1991
                                            ----------      -----------  ----------  ----------  ---------  -----------
ALLIANCE HIGH YIELD -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --
EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 49.69     $ 44.04     $ 46.25     $ 42.04     $ 40.00     $ 35.17
                                                 =======     =======     =======     =======     =======     =======
Unit value, end of period ....................   $ 51.34     $ 49.69     $ 44.04     $ 46.25     $ 42.04     $ 40.00
                                                 =======     =======     =======     =======     =======     =======
Number of units outstanding, end of period
 (000's) .....................................        55          50          54          58          66          74
                                                 =======     =======     =======     =======     =======     =======

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-66

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONTINUED)
MOMENTUM CONTRACTS (D)
----------------------------------------------
Unit value, beginning of period ..............   $ 124.96     $ 126.48     $ 118.98     $ 112.40
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 134.60     $ 124.96     $ 126.48     $ 118.98
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         12           14           11           10
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.52     $ 122.00     $ 114.78     $ 108.45
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 129.80     $ 120.52     $ 122.00     $ 114.78
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         34           63           76           77
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 118.78     $ 119.81     $ 112.32     $ 105.75
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 128.38     $ 118.78     $ 119.81     $ 112.32
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --            4            2
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 124.96     $ 126.48     $ 118.98     $ 112.40
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 134.60     $ 124.96     $ 126.48     $ 118.98
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        309          360          314          202
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 101.96     $ 103.32     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.70     $ 101.96     $ 103.32
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------------
                                                   1996        1995         1994          1993        1992       1991
                                                ----------  -----------  ----------    ----------  ---------  -----------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONTINUED)
MOMENTUM CONTRACTS (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 109.80    $  98.19     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 112.40    $ 109.80     $  98.19
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         10           7            1
                                                 ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.94    $  94.76     $ 100.44     $ 100.00
                                                 ========    ========     ========     ========
Unit value, end of period ....................   $ 108.45    $ 105.94     $  94.76     $ 100.44
                                                 ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         81          88           64            1
                                                 ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 105.75
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................          2
                                                 ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 109.80    $  98.19     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 112.40    $ 109.80     $  98.19
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        146          89           32
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-67

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------
                                                2000         1999         1998         1997
                                            ------------ ------------ ------------ ------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONCLUDED)
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 101.97     $ 103.32     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 109.71     $ 101.97     $ 103.32
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         16            1           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 102.33     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 110.43     $ 102.33
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3            3
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.40     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 108.29     $ 100.40
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         10            3
                                             ========     ========
ALLIANCE INTERNATIONAL --
MOMENTUM CONTRACTS (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 160.04     $ 117.72     $ 107.92     $ 112.82
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 121.54     $ 160.04     $ 117.72     $ 107.92
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         39           37           37           32
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 159.96     $ 117.68     $ 107.89     $ 112.81
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 121.48     $ 159.96     $ 117.68     $ 107.89
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         69           84           87           85
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                 YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------
                                                 1996         1995        1994        1993          1992       1991
                                             ----------   ----------- ----------   ----------   ----------   --------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONCLUDED)
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE INTERNATIONAL --

MOMENTUM CONTRACTS (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.15     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.82     $ 104.15
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         19            0
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.15     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.81     $ 104.15
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         54            3
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-68

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (CONTINUED)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE INTERNATIONAL -- (Continued)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 161.88     $ 118.67     $ 108.42     $ 112.96
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 123.37     $ 161.88     $ 118.67     $ 108.42
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            3            4            3
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 156.65     $ 114.73     $ 104.70     $ 108.98
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 119.50     $ 156.65     $ 114.73     $ 104.70
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1            1          788
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
-----------------------------------------------
Unit value, beginning of period ..............   $ 160.04     $ 117.72     $ 107.92     $ 112.83
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 121.54     $ 160.04     $ 117.72     $ 107.92
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,028          926          971          968
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.29     $  93.00     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  95.81     $ 126.29     $  93.00
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.30     $  93.00     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  95.90     $ 126.30     $  93.00
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         36            3           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                                             YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------
                                                   1996         1995       1994    1993    1992    1991
                                               ------------ -----------  ------- ------- ------- --------
ALLIANCE INTERNATIONAL -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 112.96
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         21
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
-----------------------------------------------
Unit value, beginning of period ..............   $ 104.15     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 112.83     $ 104.15
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................        763          141
                                                 ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-69

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE INTERNATIONAL -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------------
Unit value, beginning of period ..............   $ 131.34     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 100.03     $ 131.34
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          4            4
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.71     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  96.46     $ 126.71
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         33            1
                                                 ========     ========
ALLIANCE MONEY MARKET --
OLD CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $  38.35     $  36.76    $  35.12    $  33.52
                                                 ========     ========    ========    ========
Unit value, end of period ....................   $  40.50     $  38.35    $  36.76    $  35.12
                                                 ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................         97          116         117         119
                                                 ========     ========    ========    ========
EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............   $  31.63     $  30.55    $  29.41    $  28.28
                                                 ========     ========    ========    ========
Unit value, end of period ....................   $  33.15     $  31.63    $  30.55    $  29.41
                                                 ========     ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................      1,458        1,516       1,261         973
                                                 ========     ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) .......................        385          469         367         308
                                                 ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 125.06     $ 120.76    $ 116.21    $ 111.75
                                                 ========     ========    ========    ========
Unit value, end of period ....................   $ 131.10     $ 125.06    $ 120.76    $ 116.21
                                                 ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................        231          331         322         325
                                                 ========     ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------------
                                                   1996        1995        1994        1993        1992         1991
                                               ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE INTERNATIONAL -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................

ALLIANCE MONEY MARKET --

OLD CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............  $  32.00    $  30.44    $  29.43    $  28.75     $  27.92     $  26.47
                                                ========    ========    ========    ========     ========     ========
Unit value, end of period ....................  $  33.52    $  32.00    $  30.44    $  29.43     $  28.75     $  27.92
                                                ========    ========    ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................       129         140         147         168          204          246
                                                ========    ========    ========    ========     ========     ========
EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............  $  27.22    $  26.08    $  25.41    $  25.01     $  24.48     $  23.38
                                                ========    ========    ========    ========     ========     ========
Unit value, end of period ....................  $  28.28    $  27.22    $  26.08    $  25.41     $  25.01     $  24.48
                                                ========    ========    ========    ========     ========     ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................     1,013       1,021       1,000       1,065        1,201        1,325
                                                ========    ========    ========    ========     ========     ========
Number of Momentum units outstanding,
 end of period (000's) .......................       240         188         166          56           --           --
                                                ========    ========    ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............  $ 107.55    $ 103.10    $ 100.47    $ 100.00
                                                ========    ========    ========    ========
Unit value, end of period ....................  $ 111.75    $ 107.55    $ 103.10    $ 100.47
                                                ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................       307         299         474          62
                                                ========    ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE MONEY MARKET -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 119.50     $ 114.98     $ 110.26     $ 105.65
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 125.71     $ 119.50     $ 114.98     $ 110.26
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2           10           13
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 124.47     $ 120.19     $ 115.66     $ 111.21
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 130.47     $ 124.47     $ 120.19     $ 115.66
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        297          360          262          146
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.20     $ 101.68     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 110.16     $ 105.20     $ 101.68
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.21     $ 101.68     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 110.19     $ 105.21     $ 101.68
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         57           17           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.79     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 111.13     $ 105.79
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            1
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------------
                                                   1996        1995        1994        1993        1992         1991
                                               ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE MONEY MARKET -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 105.65
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         13
                                                 ========
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 107.04     $ 102.61     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 111.21     $ 107.04     $ 102.61
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        165           81           63
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
ALLIANCE MONEY MARKET--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 101.49     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 106.56     $ 101.49
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        139           43
                                             ========     ========
ALLIANCE QUALITY BOND --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 125.76     $ 130.07     $ 121.30     $ 112.65
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 138.33     $ 125.76     $ 130.07     $ 121.30
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         15           15           15           10
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 132.67     $ 137.23     $ 127.99     $ 118.87
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 145.91     $ 132.67     $ 137.23     $ 127.99
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         37           41           47           37
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.77     $ 126.54     $ 117.60     $ 108.84
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 135.51     $ 122.77     $ 126.54     $ 117.60
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --            1            1
                                             ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 125.76     $ 130.07     $ 121.30     $ 112.65
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 138.33     $ 125.76     $ 130.07     $ 121.30
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        566          622          557          283
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------
                                               1996        1995        1994        1993        1992         1991
                                           ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE MONEY MARKET--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE QUALITY BOND --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 108.38    $  93.87     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 112.65    $ 108.38     $  93.87
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................          7           4            1
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 114.38    $  99.07     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 118.87    $ 114.38     $  99.07
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         28          17            3
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 108.84
                                             ========
Number of units outstanding, end of period
 (000's) .................................          1
                                             ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 108.38    $  93.87     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 112.65    $ 108.38     $  93.87
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        196         135           53
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-72

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------
                                               2000         1999         1998       1997
                                           ------------ ------------ ----------- ---------
ALLIANCE QUALITY BOND -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 100.08     $ 103.62     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 109.96     $ 100.08     $ 103.62
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.07     $ 103.62     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 110.03     $ 100.07     $ 103.62
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         27            4           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.33     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 110.65     $ 100.33
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            2
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $  99.28     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 109.43     $  99.28
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         26            4
                                             ========     ========
ALLIANCE SMALL CAP GROWTH --
MOMENTUM CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 149.64     $ 118.57     $ 125.55   $100.00
                                             ========     ========     ========   =======
Unit value, end of period ................   $ 168.29     $ 149.64     $ 118.57   $125.55
                                             ========     ========     ========   =======
Number of units outstanding, end of period
 (000's) .................................         50           36           27         6
                                             ========     ========     ========   =======
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------
                                               1996        1995        1994        1993        1992         1991
                                            ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE QUALITY BOND -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE SMALL CAP GROWTH --
MOMENTUM CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........

Unit value, end of period ................

Number of units outstanding, end of period
 (000's) .................................

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-73

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               ----------------------------------------
                                                   2000         1999          1998
                                               ------------ -----------    ------------
ALLIANCE SMALL CAP GROWTH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 149.59     $ 118.55     $ 125.54
                                                 ========     ========     ========
Unit value, end of period ....................   $ 168.23     $ 149.59     $ 118.55
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         48           34           41
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 151.02     $ 119.25     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 170.42     $ 151.02     $ 119.25
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 151.42     $ 119.45     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 171.05     $ 151.42     $ 119.45
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1            1
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 149.64     $ 118.57     $ 125.55
                                                 ========     ========     ========
Unit value, end of period ....................   $ 168.29     $ 149.64     $ 118.57
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,895          976        1,101
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 109.59     $  86.93     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 123.11     $ 109.59     $  86.93
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1            1
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                                ------------------------------------------------------------------------------------
                                                   1997        1996        1995        1994        1993         1992         1991
                                                ----------- ----------- ----------- ----------- ------------ ------------  ---------
ALLIANCE SMALL CAP GROWTH -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
135 B.P. (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 125.54
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................          8
                                                 ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 125.55
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        488
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-74

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                           ------------ ----------- ----------   ------ ------ ------ ------ ------ ------ -----
ALLIANCE SMALL CAP GROWTH -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 109.62    $  86.94     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 123.09    $ 109.62     $  86.94
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         98           2           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 110.37    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 124.31    $ 110.37
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         12           5
                                             ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 130.79    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 147.23    $ 130.79
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         63           1
                                             ========    ========
CALVERT SOCIALLY RESPONSIBLE --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 107.58    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 103.06    $ 107.58
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         --          --
                                             ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 107.57    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 103.04    $ 107.57
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         --          --
                                             ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-75

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                  2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                                ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CALVERT SOCIALLY RESPONSIBLE -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 107.72     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.54     $ 107.72
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.76     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.69     $ 107.76
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.55     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.06     $ 107.58
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           15            4
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.64     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.26     $ 107.64
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.76     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.69     $ 107.76
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-76

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------------
                                              2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                            ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN INTERNATIONAL --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........   $ 129.55     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.41     $ 129.55
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 129.55     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.40     $ 129.55
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 129.71     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.89     $ 129.71
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 129.76     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 104.07     $ 129.76
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
CAPITAL GUARDIAN RESEARCH --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.78     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 111.59     $ 106.78
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-77

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                  2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                                ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN RESEARCH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 106.78     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 111.57     $ 106.78
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            1           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.92     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 112.11     $ 106.92
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.96     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 112.26     $ 106.96
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.78     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 111.59     $ 106.78
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           44            8
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.74     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 111.42     $ 106.74
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-78

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                          -----------------------------------------------------------------------------------
                                             2000         1999       1998      1997   1996   1995   1994   1993   1992   1991
                                          ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN RESEARCH -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 106.84     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 111.80     $ 106.84
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          9            1
                                             ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.96     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.26     $ 106.96
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.94     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.19     $ 106.94
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          4           --
                                             ========     ========
CAPITAL GUARDIAN U.S. EQUITY --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 101.64     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.88     $ 101.64
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 101.64     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.87     $ 101.64
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-79

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                  2000          1999       1998      1997   1996   1995   1994   1993   1992   1991
                                                ----------    ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN U.S. EQUITY -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 101.77     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.37     $ 101.77
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.81     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.51     $ 101.81
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.64     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.88     $ 101.64
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           34           13
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.60     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.72     $ 101.60
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.69     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.08     $ 101.69
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           11            1
                                                   ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.79     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.51     $ 101.79
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-80

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------
                                                 2000         1999       1998        1997
                                             ----------   ----------  ----------  ------------
CAPITAL GUARDIAN U.S. EQUITY -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 101.79     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 104.44     $ 101.79
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3           --
                                             ========     ========
EQ/AGGRESSIVE STOCK --
EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.59     $  89.92    $  90.75    $  82.91
                                             ========     ========    ========    ========
Unit value, end of period ................   $  90.70     $ 105.59    $  89.92    $  90.75
                                             ========     ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................     18,138       20,946      25,634      28,030
                                             ========     ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) ...................      1,025        1,207       1,401       1,437
                                             ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 199.45     $ 170.12    $ 171.96    $ 157.31
                                             ========     ========    ========    ========
Unit value, end of period ................   $ 170.92     $ 199.45    $ 170.12    $ 171.96
                                             ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................        671          878       1,098       1,220
                                             ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 160.87     $ 136.73    $ 137.72    $ 125.54
                                             ========     ========    ========    ========
Unit value, end of period ................   $ 138.35     $ 160.87    $ 136.73    $ 137.72
                                             ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................          3           10          37          35
                                             ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-------------------------------------------
Unit value, beginning of period ..........   $ 139.76     $ 118.68    $ 119.41    $ 108.74
                                             ========     ========    ========    ========
Unit value, end of period ................   $ 120.32     $ 139.76    $ 118.68    $ 119.41
                                             ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................          8            8           8           7
                                             ========     ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                   YEARS ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1996        1995        1994        1993        1992        1991
                                           ----------- ----------- ----------- ----------- ----------- ------------
CAPITAL GUARDIAN U.S. EQUITY -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQ/AGGRESSIVE STOCK --
EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........  $  68.73    $  52.88    $  55.68    $  48.30    $  50.51    $   27.36
                                            ========    ========    ========    ========    ========    =========
Unit value, end of period ................  $  82.91    $  68.73    $  52.88    $  55.68    $  48.30    $   50.51
                                            ========    ========    ========    ========    ========    =========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................    27,945      25,821      24,787      21,496      17,986       12,962
                                            ========    ========    ========    ========    ========    =========
Number of Momentum units outstanding,
 end of period (000's) ...................     1,281         969         620         258          --           --
                                            ========    ========    ========    ========    ========    =========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........  $ 130.50    $ 100.49    $ 105.90    $ 100.00
                                            ========    ========    ========    ========
Unit value, end of period ................  $ 157.31    $ 130.50    $ 100.49    $ 105.90
                                            ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................     1,070         718         350          12
                                            ========    ========    ========    ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........  $ 100.00
                                            ========
Unit value, end of period ................  $ 125.54
                                            ========
Number of units outstanding, end of period
 (000's) .................................       109
                                            ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-81

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
EQ/AGGRESSIVE STOCK -- (CONCLUDED)
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
----------------------------------------------
Unit value, beginning of period ..............   $ 189.44     $ 161.59     $ 163.33     $ 149.41
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 162.34     $ 189.44     $ 161.59     $ 163.33
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      2,607        2,980        3,342        3,226
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.69     $  90.25     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  90.49     $ 105.69     $  90.25
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          4            4            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.70     $  90.25     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  90.50     $ 105.70     $  90.25
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         71           17           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 106.50     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  91.46     $ 106.50
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................        126          127
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 112.33     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  96.42     $ 112.33
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         28            3
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------------
                                                    1996         1995          1994        1993        1992        1991
                                                -----------   -----------   ----------  ----------- ----------- ---------
EQ/AGGRESSIVE STOCK -- (CONCLUDED)
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.95    $  95.45     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 149.41    $ 123.95     $  95.45
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................      2,468       1,310          664
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-82

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                     2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/ALLIANCE PREMIER GROWTH --
MOMENTUM CONTRACTS (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 116.36     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  93.70     $ 116.36
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           41           13
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.36     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  93.68     $ 116.36
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           23            6
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.51     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  94.14     $ 116.51
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.55     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  94.27     $ 116.55
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            1           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.36     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  93.70     $ 116.36
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................        2,596          887
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-83

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                       YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                               2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                           ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/ALLIANCE PREMIER GROWTH -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 116.32     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.56     $ 116.32
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.42     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.88     $ 116.42
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        350           36
                                             ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.55     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.27     $ 116.55
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          6            1
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.53     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.20     $ 116.53
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        242           21
                                             ========     ========
EQ/ALLIANCE TECHNOLOGY --
MOMENTUM CONTRACTS (N)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  66.10
                                             ========
Number of units outstanding, end of period
 (000's) .................................         17
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-84

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                          YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------
                                                     2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/ALLIANCE TECHNOLOGY -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (N)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.10
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           10
                                                   ========
MOMENTUM PLUS CONTRACTS
100 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.26
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.10
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................        1,313
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.05
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            1
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.17
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................          128
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-85

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                          YEARS ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                              --------   ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/ALLIANCE TECHNOLOGY -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (N)
------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  66.31
                                               ========
Number of units outstanding, end of period
 (000's) .................................            5
                                               ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (N)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  66.29
                                               ========
Number of units outstanding, end of period
 (000's) .................................           92
                                               ========
EQ/AXP NEW DIMENSIONS --
MOMENTUM CONTRACTS (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  82.87
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  82.87
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  82.96
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-86

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------
                                                     2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/AXP NEW DIMENSIONS -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.87
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           41
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.84
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS
120 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.91
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            2
                                                   ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.99
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.97
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            2
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-87

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                       YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                                                 2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                             ------------ ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/AXP STRATEGY AGGRESSIVE --
MOMENTUM CONTRACTS (O)
------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.12
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.12
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.19
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.12
                                               ========
Number of units outstanding, end of period
 (000's) .................................           54
                                               ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.10
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-88

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                              ------------------------------------------------
                                                  2000       1999       1998         1997
                                              ------------ --------  ------------ ------------
EQ/AXP STRATEGY AGGRESSIVE -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  62.15
                                             ========
Number of units outstanding, end of period
 (000's) .................................          2
                                             ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  62.21
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  62.20
                                             ========
Number of units outstanding, end of period
 (000's) .................................          5
                                             ========

EQ/BALANCED --

EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........   $  52.39    $  45.07    $  38.66    $  34.06
                                             ========    ========    ========    ========
Unit value, end of period ................   $  51.10    $  52.39    $  45.07    $  38.66
                                             ========    ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................     20,413      22,434      24,361      26,036
                                             ========    ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) ...................        723         865         986       1,052
                                             ========    ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 184.34    $ 158.63    $ 136.14    $ 120.01
                                             ========    ========    ========    ========
Unit value, end of period ................   $ 179.45    $ 184.34    $ 158.63    $ 136.14
                                             ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................        244         321         375         439
                                             ========    ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------------------------------
                                               1996        1995        1994        1993        1992        1991
                                           ----------- ----------- ----------- ----------- ----------- -----------
EQ/AXP STRATEGY AGGRESSIVE -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

EQ/BALANCED --
EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........  $  30.92    $  26.18    $  28.85    $  26.04    $  27.17    $  19.40
                                            ========    ========    ========    ========    ========    ========
Unit value, end of period ................  $  34.06    $  30.92    $  26.18    $  28.85    $  26.04    $  27.17
                                            ========    ========    ========    ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................    28,319      30,212      32,664      31,259      25,975      21,100
                                            ========    ========    ========    ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) ...................     1,057         957         776         348
                                            ========    ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........  $ 108.95    $  92.22    $ 101.63    $ 100.00
                                            ========    ========    ========    ========
Unit value, end of period ................  $ 120.01    $ 108.95    $  92.22    $ 101.63
                                            ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................       417         336         188           9
                                            ========    ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-89

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
EQ/BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 177.22     $ 151.97     $ 129.97     $ 114.16
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 173.14     $ 177.22     $ 151.97     $ 129.97
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --            1           11           10
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 167.63     $ 143.60     $ 122.68     $ 100.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 163.93     $ 167.63     $ 143.60     $ 122.68
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1            1            1
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 300 THROUGH 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 183.18     $ 157.63     $ 135.29     $ 119.26
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 178.32     $ 183.18     $ 157.63     $ 135.29
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        846          854          752          655
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 118.86     $ 102.39     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 115.59     $ 118.86     $ 102.39
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 118.86     $ 102.39     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 115.59     $ 118.86     $ 102.39
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        101           11           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------
                                                     1996         1995          1994        1993        1992        1991
                                                 -----------   -----------   ----------  ----------- ----------- ---------
EQ/BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 114.16
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         48
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 300 THROUGH 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 108.26    $  91.64     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 119.26    $ 108.26     $  91.64
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        548         386          289
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................

EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-90

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
EQ/BALANCED -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
------------------------------------------
Unit value, beginning of period ..........   $ 121.00     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 118.02     $ 121.00
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         66           65
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 108.71     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 105.98     $ 108.71
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         34            2
                                             ========     ========
EQ EQUITY 500 INDEX --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 322.15     $ 271.24     $ 214.66     $ 164.12
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 287.40     $ 322.15     $ 271.24     $ 214.66
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        163          172          135           94
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 321.97     $ 271.11     $ 214.58     $ 164.08
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 287.20     $ 321.97     $ 271.11     $ 214.58
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        253          304          283          231
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 257.24     $ 215.84     $ 170.23     $ 139.70
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 230.27     $ 257.24     $ 215.84     $ 170.23
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            5           11            5
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                                                     YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------------
                                                  1996         1995          1994        1993        1992        1991
                                              -----------   -----------   ----------  ----------- ----------- ---------
EQ/BALANCED -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

EQ EQUITY 500 INDEX --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 135.94     $ 100.95     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 164.12     $ 135.94     $ 100.95
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         51           12            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 135.92     $ 100.94     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 164.08     $ 135.92     $ 100.94
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        128           44            3
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 139.70
                                             ========
Number of units outstanding, end of period
 (000's) .................................          4
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-91

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
EQ EQUITY 500 INDEX -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
----------------------------------------------
Unit value, beginning of period ..............   $ 227.20     $ 190.44     $ 150.05     $ 114.21
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 203.59     $ 227.20     $ 190.44     $ 150.05
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          5            5            4            3
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 322.15     $ 271.24     $ 214.66     $ 164.12
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 287.40     $ 322.15     $ 271.24     $ 214.66
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      4,346        4,579        3,805        2,686
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.01     $ 103.68     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.62     $ 123.01     $ 103.68
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         10            9            2
                                                 ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.02     $ 103.69     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.63     $ 123.02     $ 103.69
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        258           50           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 125.64     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 112.30     $ 125.64
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         55           53
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------
                                                    1996         1995          1994        1993        1992        1991
                                                 -----------   -----------   ----------  ----------- ----------- ---------
EQ EQUITY 500 INDEX -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 135.94     $ 100.95     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 164.12     $ 135.94     $ 100.95
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,486          592           47
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-92

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                       YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                                2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                           ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ EQUITY 500 INDEX -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 106.17     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.85     $ 106.17
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         78            9
                                             ========     ========
EQ/EVERGREEN FOUNDATION --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.16     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  98.76     $ 105.16
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.15     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  98.74     $ 105.15
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.29     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.22     $ 105.29
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.33     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.36     $ 105.33
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-93

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                     2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/EVERGREEN FOUNDATION -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 105.16     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  98.76     $ 105.16
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           16            1
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.11     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  92.70     $ 105.11
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.21     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  98.95     $ 105.21
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            2           --
                                                   ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.33     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  99.36     $ 105.33
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.31     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  99.29     $ 105.31
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            3           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-94

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                              2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                           -----------  ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/EVERGREEN --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........   $ 106.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  92.84     $ 106.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  92.82     $ 106.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.71     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.27     $ 106.71
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.75     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.40     $ 106.75
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  92.84     $ 106.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         18            5
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-95

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                              2000         1999       1998   1997   1996   1995   1994   1993   1992   1991
                                           ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/EVERGREEN -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 106.53     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.33     $ 106.53
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.63     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.02     $ 106.63
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3           --
                                             ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.75     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.40     $ 106.75
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.73     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.34     $ 106.73
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
EQ/JANUS LARGE CAP GROWTH --
MOMENTUM CONTRACTS (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  83.95
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-96

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                      2000        1999     1998   1997    1996   1995   1994   1993   1992   1991
                                                 ------------   -------  ------ ------  ------ ------ ------ ------ ------ ------
EQ/JANUS LARGE CAP GROWTH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.94
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  84.04
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.95
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................          165
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.92
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.99
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           12
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-97

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------
                                                2000          1999      1998   1997    1996   1995   1994   1993   1992   1991
                                             ----------   ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/JANUS LARGE CAP GROWTH -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  84.07
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  84.05
                                             ========
Number of units outstanding, end of period
 (000's) .................................         12
                                             ========
EQ/PUTNAM BALANCED --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 123.53     $ 125.16     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 132.80     $ 123.53     $ 125.16
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          3            2           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.34     $ 101.67     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 107.86     $ 100.34     $ 101.67
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          8            5            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.86     $ 101.84     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 108.80     $ 100.86     $ 101.84
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========


----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-98

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
EQ/PUTNAM BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 101.01     $ 101.89     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.08     $ 101.01     $ 101.89
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.53     $ 125.16     $ 113.46
                                                 ========     ========     ========
Unit value, end of period ....................   $ 132.80     $ 123.53     $ 125.16
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        279          345          275
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  99.62     $ 101.05     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 106.98     $  99.62     $ 101.05
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  99.99     $ 101.17     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.65     $  99.99     $ 101.17
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         10            3           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $  99.46     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 107.40     $  99.46
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 113.46
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        109
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-99

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------------------------------------------
                                               2000        1999         1998     1997 1996    1995   1994   1993   1992   1991
0                                          ---------- -----------   ---------- ------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM BALANCED--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........  $  95.64     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 103.22     $  95.64
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................         5           --
                                            ========     ========
EQ/PUTNAM GROWTH & INCOME VALUE --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 124.76     $ 128.20     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 131.45     $ 124.76     $ 128.20
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         3            2            1
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $  98.87     $ 101.60     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 104.15     $  98.87     $ 101.60
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        16           11            2
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $  99.38     $ 101.77     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 105.07     $  99.38     $ 101.77
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $  99.53     $ 101.82     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 105.33     $  99.53     $ 101.82
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-100

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
EQ/PUTNAM GROWTH & INCOME VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 124.76     $ 128.20     $ 115.17
                                                 ========     ========     ========
Unit value, end of period ....................   $ 131.45     $ 124.76     $ 128.20
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        521          648          581
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  97.68     $ 100.48     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 102.80     $  97.68     $ 100.48
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  98.04     $ 100.60     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 103.43     $  98.04     $ 100.60
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         17            3           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $  98.44     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 104.17     $  98.44
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $  92.44     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  97.78     $  92.44
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          6           --
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM GROWTH & INCOME VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 115.17
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        250
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-101

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM INTERNATIONAL EQUITY --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........   $ 137.09     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 118.60     $ 137.09
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          7            1
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 137.09     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 118.59     $ 137.09
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 137.27     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 119.16     $ 137.27
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 137.32     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 119.32     $ 137.32
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQ/PUTNAM INVESTORS GROWTH --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.44     $ 122.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            1
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-102

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------------------
                                                2000        1999        1998   1997    1996   1995   1994   1993   1992   1991
                                             ----------- ------------ --------- ------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM INVESTORS GROWTH -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 122.56     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.43     $ 122.56
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          2           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.72     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.91     $ 122.72
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.77     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 100.04     $ 122.77
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
FI MID CAP --
MOMENTUM CONTRACTS (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  99.98
                                             ========
Number of units outstanding, end of period
 (000's) .................................          1
                                             ========
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  99.98
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-103

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------------
                                                     2000        1999        1998     1997   1996   1995   1994   1993   1992   1991
                                                  ----------- ------------ --------- ------ ------ ------ ------ ------ ------ -----
FI MID CAP -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $ 100.09
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  99.98
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           86
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  99.95
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $ 100.02
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            9
                                                   ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $ 100.13
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-104

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
FI MID CAP--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 100.11
                                             ========
Number of units outstanding, end of period
 (000's) .................................          7
                                             ========
FI SMALL/MID CAP VALUE --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.28     $ 104.82     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 109.21     $ 105.28     $ 104.82
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          5            3           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $  83.43     $  83.08     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  86.54     $  83.43     $  83.08
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         11            7            2
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $  83.87     $  83.22     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  87.29     $  83.87     $  83.22
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $  83.99     $  83.26     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  87.52     $  83.99     $  83.26
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                     FSA-105

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
FI SMALL/MID CAP VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 105.28     $ 104.82     $ 118.06
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.21     $ 105.28     $ 104.82
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        628          721          859
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  83.05     $  82.78     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  86.06     $  83.05     $  82.78
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  83.36     $  82.88     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  86.60     $  83.36     $  82.88
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         14            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 103.94     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 108.31     $ 103.94
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            3
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 106.09     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 110.49     $ 106.09
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         13            1
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
FI SMALL/MID CAP VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 118.06
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        577
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-106

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
LAZARD LARGE CAP VALUE --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........  $  95.93
                                            ========
Unit value, end of period ................  $  92.80
                                            ========
Number of units outstanding, end of period
 (000's) .................................        --
                                            ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........  $  95.93
                                            ========
Unit value, end of period ................  $  92.79
                                            ========
Number of units outstanding, end of period
 (000's) .................................        --
                                            ========
LAZARD SMALL CAP VALUE --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........  $  97.34     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 113.83     $  97.34
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................         1
                                            ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........  $  97.34     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 113.81     $  97.34
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --
                                            ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........  $  97.47     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 114.36     $  97.47
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --
                                            ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-107

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
LAZARD SMALL CAP VALUE -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........  $  97.50     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 114.52     $  97.50
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --
                                            ========     ========
MERCURY BASIC VALUE EQUITY --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 149.82     $ 127.67     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 165.28     $ 149.82     $ 127.67
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         9            6            3
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 115.67     $  98.58     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 127.60     $ 115.67     $  98.58
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        18           14            2
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 116.28     $  98.75     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 128.72     $ 116.28     $  98.75
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 116.45     $  98.80     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 129.04     $ 116.45     $  98.80
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-108

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MERCURY BASIC VALUE EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 149.82     $ 127.67     $ 115.97
                                                 ========     ========     ========
Unit value, end of period ....................   $ 165.27     $ 149.82     $ 127.67
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        634          617          444
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 114.64     $  97.80     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 126.32     $ 114.64     $  97.80
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 115.06     $  97.91     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 127.11     $ 115.06     $  97.91
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         41            7           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 113.77     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 126.07     $ 113.77
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $  97.22     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 107.68     $  97.22
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         31            5
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
MERCURY BASIC VALUE EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 115.97
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        145
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-109

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                      YEARS ENDED DECEMBER 31,
                                             -------------------------------------
                                                2000         1999        1998
                                             ------------ ----------- ------------
MERCURY WORLD STRATEGY --
MOMENTUM CONTRACTS (H)
------------------------------------------
Unit value, beginning of period ..........   $ 130.94     $ 109.37     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.39     $ 130.94     $ 109.37
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          1            1           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 115.26     $  96.28     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 100.69     $ 115.26     $  96.28
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            2            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 115.86     $  96.44     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 101.57     $ 115.86     $  96.44
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.04     $  96.49     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 101.82     $ 116.04     $  96.49
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 130.94     $ 109.37     $ 103.77
                                             ========     ========     ========
Unit value, end of period ................   $ 114.39     $ 130.94     $ 109.37
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         94           88           84
                                             ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------
                                                 1997      1996   1995   1994   1993   1992   1991
                                             ------------ ------ ------ ------ ------ ------ -----
MERCURY WORLD STRATEGY --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 103.77
                                             ========
Number of units outstanding, end of period
 (000's) .................................         52
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-110

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MERCURY WORLD STRATEGY -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 113.44    $  94.86     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $  98.99    $ 113.44     $  94.86
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         --          --           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.85    $  94.96     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $  99.61    $ 113.85     $  94.96
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................          6           1           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 118.88    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 104.32    $ 118.88
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         --           1
                                             ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.34    $ 100.00
                                             ========    ========
Unit value, end of period ................   $  99.41    $ 113.34
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................          5          --
                                             ========    ========
MFS EMERGING GROWTH COMPANIES --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 275.93    $ 161.04     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 220.97    $ 275.93     $ 161.04
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         59          33            5
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-111

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MFS EMERGING GROWTH COMPANIES -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 184.57     $ 107.73     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 147.79     $ 184.57     $ 107.73
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        142           87            7
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 185.54     $ 107.91     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 149.09     $ 185.54     $ 107.91
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 185.82     $ 107.96     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 149.46     $ 185.82     $ 107.96
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 275.93     $ 161.04     $ 121.34
                                                 ========     ========     ========
Unit value, end of period ....................   $ 220.97     $ 275.93     $ 161.04
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,720        2,427        1,090
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 177.00     $ 103.41     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 141.58     $ 177.00     $ 103.41
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          9            6            1
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
MFS EMERGING GROWTH COMPANIES -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 121.34
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        256
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-112

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MFS EMERGING GROWTH COMPANIES -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 177.65     $ 103.53     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 142.46     $ 177.65     $ 103.53
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        288           36           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 166.37     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 133.82     $ 166.37
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         17            7
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 157.69     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 126.78     $ 157.69
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        181           17
                                             ========     ========
MFS GROWTH WITH INCOME --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.48     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.37     $ 104.48
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.48     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.36     $ 104.48
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========


----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-113

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------------
                                                     2000         1999        1998    1997   1996   1995   1994   1993   1992   1991
                                                  ---------    ----------  --------- ------ ------ ------ ------ ------ ------ -----
MFS GROWTH WITH INCOME -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 104.61     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.85     $ 104.61
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.65     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.99     $ 104.65
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.48     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.37     $ 104.48
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           68           18
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.44     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.22     $ 104.44
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.53     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.57     $ 104.53
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           17            2
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-114

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MFS GROWTH WITH INCOME -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 104.65     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.99     $ 104.65
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.63     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.92     $ 104.63
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         12            1
                                             ========     ========
MFS RESEARCH --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 171.06     $ 140.83     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 159.89     $ 171.06     $ 140.83
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         11            8            4
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.37     $ 100.75     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.37     $ 122.37     $ 100.75
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         35           26            3
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 123.01     $ 100.92     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 115.38     $ 123.01     $ 100.92
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========


----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                     FSA-115

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MFS RESEARCH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 123.19     $ 100.97     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 115.66     $ 123.19     $ 100.97
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 171.06     $ 140.83     $ 115.01
                                                 ========     ========     ========
Unit value, end of period ....................   $ 159.89     $ 171.06     $ 140.83
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,258          959          720
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.11     $  98.99     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 112.14     $ 120.11     $  98.99
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            3            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.55     $  99.10     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 112.84     $ 120.55     $  99.10
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         84            6           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.09     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 115.57     $ 123.09
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          6            4
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
MFS RESEARCH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 115.01
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        236
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-116

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MFS RESEARCH -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 116.97     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 109.77     $ 116.97
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         56            3
                                             ========     ========
MORGAN STANLEY EMERGING MARKETS EQUITY --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 110.43     $  57.18     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  65.32     $ 110.43     $  57.18
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         17            6           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 166.52     $  86.23     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  98.49     $ 166.52     $  86.23
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         17           11            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 167.39     $  86.38     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  99.36     $ 167.39     $  86.38
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 167.64     $  86.42     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  99.61     $ 167.64     $  86.42
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-117

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MORGAN STANLEY EMERGING MARKETS EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
----------------------------------------------
Unit value, beginning of period ..............   $ 110.43    $  57.18    $  79.41
                                                 ========    ========    ========
Unit value, end of period ....................   $  65.32    $ 110.43    $  57.18
                                                 ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................        926         590         217
                                                 ========    ========    ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 157.03    $  81.40    $ 100.00
                                                 ========    ========    ========
Unit value, end of period ....................   $  92.78    $ 157.03    $  81.40
                                                 ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................          1          --          --
                                                 ========    ========    ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 157.61    $  81.49    $ 100.00
                                                 ========    ========    ========
Unit value, end of period ....................   $  93.36    $ 157.61    $  81.49
                                                 ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................         42           5          --
                                                 ========    ========    ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 198.84    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $ 118.14    $ 198.84
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................          2           2
                                                 ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 147.71    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $  87.72    $ 147.71
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................         28           1
                                                 ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ -----  ------ ----- ------ ------
MORGAN STANLEY EMERGING MARKETS EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $  79.41
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        109
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-118

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                           -------------------------------------
                                                2000        1999        1998
                                           ------------ ----------- ------------
T. ROWE PRICE EQUITY INCOME --
MOMENTUM CONTRACTS (H)
------------------------------------------
Unit value, beginning of period ..........   $ 133.07     $ 130.25     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 148.19     $ 133.07     $ 130.25
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          6            5            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 103.58     $ 101.39     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 115.33     $ 103.58     $ 101.39
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         21           24            3
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.12     $ 101.56     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 116.34     $ 104.12     $ 101.56
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.28     $ 101.61     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 116.63     $ 104.28     $ 101.61
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 133.07     $ 130.25     $ 121.04
                                             ========     ========     ========
Unit value, end of period ................   $ 148.19     $ 133.07     $ 130.25
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        825        1,072        1,070
                                             ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                         YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------------
                                               1997      1996   1995   1994   1993   1992   1991
                                           ------------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE EQUITY INCOME --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 121.04
                                             ========
Number of units outstanding, end of period
 (000's) .................................        475
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-119

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE EQUITY INCOME -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 103.08     $ 101.00     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.66     $ 103.08     $ 101.00
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          1            1           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 103.45     $ 101.12     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 115.37     $ 103.45     $ 101.12
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         12            3           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.38     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 117.87     $ 105.38
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          4            4
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $  93.54     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 104.57     $  93.54
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          9            2
                                             ========     ========
T. ROWE PRICE INTERNATIONAL STOCK --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 142.46     $ 109.49     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.30     $ 142.46     $ 109.49
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          8            4            1
                                             ========     ========     ========

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-120

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                                 -------------------------------------
                                                     2000         1999        1998
                                                 ------------ ----------- ------------
T. ROWE PRICE INTERNATIONAL STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 128.72    $  98.95     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 103.27    $ 128.72     $  98.95
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         18          13            3
                                                 ========    ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 129.39    $  99.11     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 104.18    $ 129.39     $  99.11
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --          --           --
                                                 ========    ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 129.59    $  99.16     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 104.44    $ 129.59     $  99.16
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --          --           --
                                                 ========    ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 142.46    $ 109.49     $  97.61
                                                 ========    ========     ========
Unit value, end of period ....................   $ 114.30    $ 142.46     $ 109.49
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        871         765          671
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 122.22    $  94.04     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $  97.95    $ 122.22     $  94.04
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1           1           --
                                                 ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE INTERNATIONAL STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $  97.61
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        387
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-121

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Concluded)


                                                                             YEARS ENDED DECEMBER 31,
                                               ------------------------------------------------------------------------------------
                                                   2000         1999        1998     1997   1996   1995   1994   1993   1992   1991
                                               ------------ ----------- ------------------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE INTERNATIONAL STOCK -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 122.67    $  94.15     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $  98.56    $ 122.67     $  94.15
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         42           3           --
                                                 ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 134.15    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $ 108.11    $ 134.15
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................          4           2
                                                 ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.90    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $  99.81    $ 123.90
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................         43           3
                                                 ========    ========




----------
(a)   Momentum Units were made available for sale on February 15, 1993.
(i)   Units were made available for sale on January 30, 1999.
(b)   Units were made available for sale on September 9, 1993.
(j)   Units were made available for sale on August 30, 1999.
(c)   Units were made available for sale on January 3, 1994.
(k)   Units were made available for sale on October 6, 1999.
(d)   Units were made available for sale on June 1, 1994.
(l)   Units were made available for sale on August 20, 1997.
(e)   Units were made available for sale on September 1, 1994.
(m)   Units were made available for sale on January 1, 1994.
(f)   Units were made available for sale on September 1, 1996.
(n)   Units were made available for sale on May 22, 2000.
(g)   Units were made available for sale on May 1, 1997.
(o)   Units were made available for sale on September 22, 2000.
(h)   Units were made available for sale on July 13, 1998.
(p)   Units were made available for sale on January 1, 1997.

                                    FSA-122

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2000


8. Subsequent Events

On September 20, 2000 the Board of Trustees of EQAT approved the substitution of the EQ/Balanced Portfolio for shares of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio ("substitution"). For accounting purposes EQ/Balanced Portfolio will be the surviving Portfolio. It is anticipated the substitution transaction will occur on or about May 18, 2001.

Effective March 1, 2001 the Lazard Large Cap Portfolio changed its name to the EQ/Bernstein Diversified Value Portfolio ("Bernstein"). On January 19, 2001, the Board of Trustees of EQAT approved a proposed Agreement and Plan of Reorganization ("Reorganization"). The Reorganization contemplates the transfer of all assets of the T. Rowe Price Equity Income Portfolio ("Price Portfolio") to the Bernstein Portfolio and the assumption by the Bernstein Portfolio of all the liabilities of the Price Portfolio in exchange for the liabilities of the Price Portfolio. The Reorganization provides the complete liquidation of the Price Portfolio. The reorganization is subject to Price shareholder approval.

                                    FSA-123

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2000 and December 31, 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York

February 5, 2001

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2000 AND 1999

                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:

  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    16,251.4        $    18,599.7
    Held to maturity, at amortized cost.....................................           204.6                133.2
  Mortgage loans on real estate.............................................         3,130.8              3,270.0
  Equity real estate........................................................           975.5              1,160.2
  Policy loans..............................................................         2,476.9              2,257.3
  Other equity investments..................................................         2,392.8                671.2
  Investment in and loans to affiliates.....................................             -                1,201.8
  Other invested assets.....................................................           762.5                911.6
                                                                              -----------------    -----------------
      Total investments.....................................................        26,194.5             28,205.0
Cash and cash equivalents...................................................         2,022.1                628.0
Cash and securities segregated, at estimated fair value.....................         1,306.3                  -
Broker-dealer related receivables...........................................         1,900.3                521.3
Deferred policy acquisition costs...........................................         4,429.1              4,033.0
Intangible assets, net......................................................         3,525.8                114.5
Amounts due from reinsurers.................................................         1,989.2                881.5
Other assets................................................................         3,594.3              2,351.0
Closed Block assets.........................................................         8,659.0              8,607.3
Separate Accounts assets....................................................        51,705.9             54,453.9
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

LIABILITIES

Policyholders' account balances.............................................   $    19,866.4        $    21,351.4
Future policy benefits and other policyholders liabilities..................         4,920.4              4,777.6
Broker-dealer related payables..............................................         1,283.0                319.3
Customers related payables..................................................         1,636.9                  -
Amounts due to reinsurers...................................................           730.3                682.5
Short-term and long-term debt...............................................         1,630.1              1,407.9
Federal income taxes payable................................................         1,988.2                496.0
Other liabilities...........................................................         1,642.1              1,379.0
Closed Block liabilities....................................................         9,050.2              9,025.0
Separate Accounts liabilities...............................................        51,632.1             54,332.5
Minority interest in equity of consolidated subsidiaries....................         1,820.4                256.8
Minority interest subject to redemption rights..............................           681.1                  -
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,881.2             94,028.0
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,723.8              3,557.2
Retained earnings...........................................................         3,706.2              2,600.7
Accumulated other comprehensive income (loss)...............................            12.8               (392.9)
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,445.3              5,767.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES

Universal life and investment-type product policy fee
  income......................................................   $    1,413.3       $     1,257.5      $     1,056.2
Premiums......................................................          579.9               558.2              588.1
Net investment income.........................................        2,173.2             2,240.9            2,228.1
Gain on sale of equity investee...............................        1,962.0                 -                  -
Investment (losses) gains, net................................         (756.0)              (96.9)             100.2
Commissions, fees and other income............................        2,731.1             2,177.9            1,503.0
Contribution from the Closed Block............................           92.7                86.4               87.1
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        8,196.2             6,224.0            5,562.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS

Interest credited to policyholders' account balances..........        1,034.3             1,078.2            1,153.0
Policyholders' benefits.......................................        1,049.3             1,038.6            1,024.7
Compensation and benefits.....................................        1,081.2             1,010.6              772.0
Commissions...................................................          779.2               549.5              478.1
Distribution plan payments....................................          476.0               346.6              266.4
Amortization of deferred sales commissions....................          219.7               163.9              108.9
Interest expense..............................................          116.3                93.0              110.7
Amortization of deferred policy acquisition costs.............          294.5               314.5              292.7
Capitalization of deferred policy acquisition costs...........         (778.1)             (709.9)            (609.1)
Writedown of deferred policy acquisition costs................            -                 131.7                -
Rent expense..................................................          146.4               113.9              100.0
Expenses related to AXA's minority interest acquisition
   of the Holding Company.....................................          493.9                 -                  -
Other operating costs and expenses............................          698.0               783.5              681.5
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        5,610.7             4,914.1            4,378.9
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        2,585.5             1,309.9            1,183.8
Federal income taxes..........................................         (958.3)             (332.0)            (353.1)
Minority interest in net income of consolidated subsidiaries..         (330.3)             (199.4)            (125.2)
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations...........................        1,296.9               778.5              705.5
Earnings from discontinued operations, net of Federal
   income taxes...............................................           58.6                28.1                2.7
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                =================  =================  =================








                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998



                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,557.2             3,110.2            3,105.8
Capital contributions.........................................        1,166.6               447.0                4.4
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,723.8             3,557.2            3,110.2
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,600.7             1,944.1            1,235.9
Net earnings..................................................        1,355.5               806.6              708.2
Dividends paid to AXA Financial...............................         (250.0)             (150.0)               -
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        3,706.2             2,600.7            1,944.1
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive (loss) income,
  beginning of year...........................................         (392.9)              355.8              516.3
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income (loss), end of year....           12.8              (392.9)             355.8
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    8,445.3       $     5,767.5      $     5,412.6
                                                                =================  =================  =================

COMPREHENSIVE INCOME

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          405.7              (776.9)            (149.5)
Minimum pension liability adjustment..........................            -                  28.2              (11.0)
                                                                -----------------  -----------------  -----------------
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $    1,761.2       $        57.9      $       547.7
                                                                =================  =================  =================























                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,034.3             1,078.2            1,153.0
  Universal life and investment-type product
    policy fee income.........................................       (1,413.3)           (1,257.5)          (1,056.2)
  Investment losses (gains)...................................          756.0                96.9             (100.2)
  Net change in broker-dealer and customer related
    receivables/payables......................................         (422.9)             (119.9)             (17.5)
  Gain on sale of equity investee.............................       (1,962.0)                -                  -
  Change in Federal income tax payable........................        2,078.4               157.4              123.1
  Change in future policy benefits............................         (850.6)               22.8               66.8
  Change in property and equipment............................         (321.0)             (256.3)             (81.8)
  Change in deferred acquisition costs........................         (476.9)             (260.7)            (314.0)
  Expenses related to AXA's acquisition
    of the Holding Company's minority interest................          493.9                 -                  -
  Purchase of segregated cash and securities, net.............         (610.4)                -                  -
  Other, net..................................................         (560.8)              (71.7)              21.6
                                                                -----------------  -----------------  -----------------

Net cash (used) provided by operating activities..............          (54.0)              195.8              503.0
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:

  Maturities and repayments...................................        2,091.0             2,019.0            2,289.0
  Sales.......................................................        7,810.2             7,572.9           16,972.1
  Purchases...................................................       (8,895.1)          (10,737.3)         (18,578.5)
  Decrease (increase) in short-term investments...............          142.6              (178.3)             102.4
  Decrease in loans to discontinued operations................            -                   -                660.0
  Sale of equity investee.....................................        1,580.6                 -                  -
  Subsidiary acquisition .....................................       (1,480.0)                -                  -
  Other, net..................................................         (164.5)             (134.8)            (341.8)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,084.8            (1,458.5)           1,103.2
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        2,659.9             2,366.2            1,508.1
    Withdrawals and transfers to Separate Accounts............       (3,887.7)           (1,765.8)          (1,724.6)
  Net increase (decrease) in short-term financings............          225.2               378.2             (243.5)
  Repayments of long-term debt................................            -                 (41.3)             (24.5)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                   -                (87.2)
  Proceeds from newly issued Alliance Units...................        1,600.0                 -                  -
  Dividends paid to AXA Financial.............................         (250.0)             (150.0)               -
  Other, net..................................................           15.9              (142.1)             (89.5)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by financing activities..............          363.3               645.2             (661.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,394.1              (617.5)             945.0
Cash and cash equivalents, beginning of year..................          628.0             1,245.5              300.5
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,022.1       $       628.0      $     1,245.5
                                                                =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                    CONTINUED

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       97.0       $        92.2      $       130.7
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $      358.2       $       116.5      $       254.3
                                                                =================  =================  =================









































                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries provide financial planning services, distribute products and manage customer relationships. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution, an indirect wholly owned subsidiary of the Holding Company for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion ($1.48 billion in cash and 40.8 million newly issued Alliance units). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million newly issued Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.43% at December 31, 2000. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units").

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Share ("ADS") for each Holding Company share. When the tender offer expired on December 29, 2000, approximately 148.1 million shares of Common Stock had been acquired by AXA and its wholly owned subsidiary, AXA Merger Corp. On January 2, 2001, AXA Merger Corp. was merged with and into the Holding Company, resulting in the Holding Company becoming a wholly owned subsidiary of AXA.

 2)     SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control or a majority economic interest. The Company's investment in DLJ was reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "2000," "1999" and "1998" refer to the years ended December 31, 2000, 1999 and 1998, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2000 presentation.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2000 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2000 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements
        -----------------------------

        As required beginning January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended, that establishes new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. As further described and quantified in Note 13, the only free-standing derivative instruments maintained by the Company at January 1, 2001 were interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuities contracts. However, based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), these contracts cannot be designated in a qualifying hedging relationship under FAS 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified on or before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives did not have a material impact on the Company's consolidated financial position or earnings.

        In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125". SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, the recognition and measurement of servicing assets and liabilities and the extinguishment of liabilities. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001 and is to be applied prospectively with certain exceptions. This statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Adoption of the new requirements is not expected to have a significant impact on the Company's consolidated financial position or earnings.

        In December 2000, the American Institute of Certified Public Accountants (the "AICPA") issued Statement of Position ("SOP") 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts". Since Equitable Life's July 1992 demutualization occurred before December 31, 2000, SOP 00-3 should be applied retroactively through restatement or reclassification, as appropriate, of all previously issued financial statements no later than the end of the fiscal year that begins after December 15, 2000. However, if implementation is impracticable because the demutualization occurred many years prior to January 1, 2001 no retroactive restatement is required. The Company has determined it is not practicable to produce an actuarial calculation as of the July 1992 demutualization date. Therefore, SOP 00-3 will be adopted prospectively as of January 1, 2001 with no financial impact associated with its initial implementation. However, future earnings will be affected to the extent actual Closed Block earnings exceed those assumed at January 1, 2001. Additionally, the presentation of all previously issued financial statements will be revised to include Closed Block assets and liabilities on a line-by-line basis as required by SOP 00-3.

        In December 1999, the staff of the Securities and Exchange Commission (the "SEC") issued Staff Accounting Bulletin ("SAB") No. 101, "Revenue Recognition in Financial Statements," which was effective fourth quarter 2000. SAB No. 101 addresses revenue recognition issues; its implementation did not have a material impact on the Company's consolidated financial position or earnings.

        Investments
        -----------

        Fixed maturities identified as available for sale are reported at estimated fair value. Those fixed maturities which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control or a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net
        and Unrealized Investment Gains (Losses)
        ------------------------------------------------------

        Net investment income and realized investment gains (losses) related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Net investment income and investment gains (losses), net related to investment assets are collectively referred to as "investment results."

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2000, the expected investment yield, excluding policy loans, was 7.6% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in-force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.15% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $120.3 million and $948.4 million at December 31, 2000 and 1999, respectively. At December 31, 2000, $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement (see Note 14). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        56.1       $      150.7       $      140.1
        Incurred benefits related to prior years...........           15.0               64.7               84.2
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        71.1       $      215.4       $      224.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        14.8       $       28.9       $       17.0
        Benefits paid related to prior years...............          106.0              189.8              155.4
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       120.8       $      218.7       $      172.4
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2000, participating policies, including those in the Closed Block, represent approximately 20.8% ($41.1 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts
        -----------------

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 2000, 1999 and 1998, investment results of such Separate Accounts were $8,051.7 million, $6,045.5 million and $4,591.0 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the SEC, securities with a fair value of $1.31 billion have been segregated in a special reserve bank custody account for the exclusive benefit of customers under Rule 15c-3-3 at December 31, 2000.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year period by allowing the 40.8 million Alliance Units to be sold to the Holding Company over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2000 and 1999, respectively, deferred sales commissions totaled $715.7 million and $604.7 million and are included with other assets.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:


                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

        DECEMBER 31, 2000
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    12,481.0      $       241.5       $      298.9       $    12,423.6
            Mortgage-backed....................        2,215.1               19.2                7.8             2,226.5
            U.S. Treasury, government and
              agency securities................          938.1               40.2                 .5               977.8
            States and political subdivisions..          110.4                4.5                1.0               113.9
            Foreign governments................          177.4               17.3                5.2               189.5
            Redeemable preferred stock.........          315.5               13.4                8.7               320.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    16,237.5      $       336.1       $      322.1       $    16,251.4
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       204.6      $         6.0       $         .1       $       210.5
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        22.0      $         1.7       $        4.7       $        19.0
          Trading securities...................        1,606.3                1.8               46.2             1,561.9
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $     1,628.3      $         3.5       $       50.9       $     1,580.9
                                                =================  =================   ================   =================


        December 31, 1999
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
            Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
            U.S. Treasury, government and
              agency securities................        1,194.1               18.9               23.4             1,189.6
            States and political subdivisions..          110.0                1.4                4.9               106.5
            Foreign governments................          361.8               16.2               14.8               363.2
            Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        25.5      $         1.5       $       17.8       $         9.2
          Trading securities...................            7.2                9.1                2.2                14.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                                =================  =================   ================   =================


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2000 and 1999, securities without a readily ascertainable market value having an amortized cost of $2,820.2 million and $3,322.2 million, respectively, had estimated fair values of $2,838.2 million and $3,177.7 million, respectively.

        The contractual maturity of bonds at December 31, 2000 is shown below:


                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE

                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      568.2       $      568.2
        Due in years two through five..........................................       2,850.0            2,848.1
        Due in years six through ten...........................................       5,277.2            5,239.9
        Due after ten years....................................................       5,011.6            5,048.6
        Mortgage-backed securities.............................................       2,215.1            2,226.5
                                                                                ----------------   -----------------
        Total..................................................................  $   15,922.1       $   15,931.3
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $142.4 million are due from one to five years.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2000, approximately 12% of the $16,126.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2000 and 1999 were $811.9 million and $647.9 million, respectively.

        At December 31, 2000, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.3 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $92.9 million and $106.0 million at December 31, 2000 and 1999, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $8.2 million and $8.3 million in 2000, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.7 million, $9.5 million and $10.3 million in 2000, 1999 and 1998, respectively.

        Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2000                 1999
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with provision for losses..................  $        144.2       $        142.4
        Impaired mortgage loans without provision for losses...............             1.8                  2.2
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           146.0                144.6
        Provision for losses...............................................           (37.0)               (23.0)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        109.0       $        121.6
                                                                            ===================  ===================

        During 2000, 1999 and 1998, respectively, the Company's average recorded investment in impaired mortgage loans was $138.8 million, $141.7 million and $161.3 million. Interest income recognized on these impaired mortgage loans totaled $10.4 million, $12.0 million and $12.3 million ($.5 million, $.0 million and $.9 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2000 and 1999, the carrying value of equity real estate held for sale amounted to $526.3 million and $382.2 million, respectively. For 2000, 1999 and 1998, respectively, real estate of $.3 million, $20.5 million and $7.1 million was acquired in satisfaction of debt. At December 31, 2000 and 1999, the Company owned $322.3 million and $443.9 million, respectively, of real estate acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $208.8 million and $251.6 million at December 31, 2000 and 1999, respectively. Depreciation expense on real estate totaled $21.7 million, $21.8 million and $30.5 million for 2000, 1999 and 1998, respectively.

        Investment valuation allowances and changes thereto are shown below:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $       148.6       $      230.6       $      384.5
        Additions charged to income........................           53.7               68.2               86.2
        Deductions for writedowns and
          asset dispositions...............................         (102.4)            (150.2)            (240.1)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        41.4       $       27.5       $       34.3
          Equity real estate...............................           58.5              121.1              196.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for unconsolidated real estate joint ventures (14 individual ventures at both December 31, 2000 and 1999) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       730.1      $       861.1
        Investments in securities, generally at estimated fair value...........          226.6              262.0
        Cash and cash equivalents..............................................           43.9               68.4
        Other assets...........................................................           65.5              232.5
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       249.9      $       354.2
        Borrowed funds - AXA Financial.........................................           12.9               28.9
        Other liabilities......................................................           26.3              191.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          289.1              574.3
                                                                                ----------------   -----------------

        Partners' capital......................................................          777.0              849.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       272.3      $       298.5
        Equity in limited partnership interests not included above and other...          720.7              542.1
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       993.0      $       840.6
                                                                                ================   =================




                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       187.1       $      180.5       $      246.1
        Revenues of other limited partnership interests....           16.5               85.0              128.9
        Interest expense - third party.....................          (32.5)             (26.6)             (33.3)
        Interest expense - AXA Financial...................           (2.0)              (2.5)              (2.6)
        Other expenses.....................................         (126.4)            (133.0)            (197.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $        42.7       $      103.4       $      142.1
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        17.7       $        9.4       $       44.4
        Equity in net earnings of limited partnership
          interests not included above.....................          216.3               77.1               37.9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       234.0       $       86.5       $       82.3
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,439.2       $    1,499.8       $    1,489.0
        Mortgage loans on real estate......................          257.3              253.4              235.4
        Equity real estate.................................          191.6              250.2              356.1
        Other equity investments...........................          129.8              165.1               83.8
        Policy loans.......................................          156.7              143.8              144.9
        Other investment income............................          199.3              161.3              185.7
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,373.9            2,473.6            2,494.9

          Investment expenses..............................         (200.7)            (232.7)            (266.8)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,173.2       $    2,240.9       $    2,228.1
                                                            =================   ================   =================

        Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (766.1)      $     (290.9)      $      (24.3)
        Mortgage loans on real estate......................          (15.1)              (3.3)             (10.9)
        Equity real estate.................................            4.8               (2.4)              74.5
        Other equity investments...........................          (22.6)              88.1               29.9
        Sale of subsidiaries...............................            -                  -                 (2.6)
        Issuance and sales of Alliance Units...............            3.9                5.5               19.8
        Issuance and sales of DLJ common stock.............           38.8              106.0               18.2
        Other..............................................             .3                 .1               (4.4)
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (756.0)      $      (96.9)      $      100.2
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $607.8 million, $223.2 million and $101.6 million for 2000, 1999 and 1998, respectively, including $472.2 million in fourth quarter 2000.

        For 2000, 1999 and 1998, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,361.5 million, $7,138.6 million and $15,961.0 million. Gross gains of $78.7 million, $74.7 million and $149.3 million and gross losses of $215.4 million, $214.3 million and $95.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2000, 1999 and 1998 amounted to $789.1 million, $(1,313.8) million and $(331.7) million, respectively.

        On November 3, 2000, the Company sold its interest in DLJ to Credit Suisse Group ("CSG"). The Company received $1.05 billion in cash and $2.19 billion (or 11.4 million shares) in CSG common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares have been designated as trading account securities. The remaining
        8.2 million shares held by the Company had a carrying value of $1.56 billion at December 31, 2000 and were sold in January 2001. Net investment income for 2000 included holding losses of $43.2 million on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2000 and 1999, respectively, net unrealized holding (losses) gains of $(44.4) million and $6.9 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1,561.9 million and $14.1 million and costs of $1,606.3 million and $7.2 million at December 31, 2000 and 1999, respectively.

        For 2000, 1999 and 1998, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $110.6 million, $131.5 million and $136.9 million, respectively.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years including Closed Block and Discontinued Operations on a line-by-line basis, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $      (392.8)      $      384.1       $      533.6
        Changes in unrealized investment (losses) gains....          979.7           (1,821.3)            (168.7)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts
            and other......................................          (18.3)              25.0               (5.4)
            DAC............................................         (262.1)             493.1              (28.8)
            Deferred Federal income taxes..................         (293.6)             526.3               53.4
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $        65.9       $     (904.6)      $      766.0
            Other equity investments.......................           (2.3)             (22.2)              86.5
            Other..........................................           (1.2)               9.4               51.6
                                                            -----------------   ----------------   -----------------
              Total........................................           62.4             (917.4)             904.1
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts
              and other....................................          (15.3)               3.0              (22.0)
              DAC..........................................          (28.3)             233.8             (259.3)
              Deferred Federal income taxes................           (5.9)             287.8             (238.7)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments...........  $        12.9       $     (392.8)      $      384.1
        Minimum pension liability..........................            (.1)               (.1)             (28.3)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other

          Comprehensive Income (Loss)......................  $        12.8       $     (392.9)      $      355.8
                                                            =================   ================   =================

        The components of other comprehensive income (loss) for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period.....................................  $       191.0       $    (1,625.6)     $     (112.4)
          Losses (gains) reclassified into net earnings
            during the period..............................          788.7              (195.7)            (56.3)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......          979.7            (1,821.3)           (168.7)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (574.0)            1,044.4              19.2
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses), net of
            adjustments....................................          405.7              (776.9)           (149.5)
        Change in minimum pension liability................            -                  28.2             (11.0)
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income (Loss)............  $       405.7       $      (748.7)     $     (160.5)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,373.5 and $4,144.8)...........................................  $    4,408.0         $    4,014.0
        Mortgage loans on real estate........................................       1,581.8              1,704.2
        Policy loans.........................................................       1,557.7              1,593.9
        Cash and other invested assets.......................................         174.7                194.4
        Deferred policy acquisitions costs...................................         699.7                895.5
        Other assets.........................................................         237.1                205.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,659.0         $    8,607.3
                                                                              =================    =================

        Future policy benefits and policyholders' account balances...........  $    9,026.4         $    9,011.7
        Other liabilities....................................................          23.8                 13.3
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,050.2         $    9,025.0
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Premiums and other revenue.........................  $       594.7       $      619.1       $      661.7
        Investment income (net of investment
          expenses of $8.1, $15.8 and $15.5)...............          578.7              574.2              569.7
        Investment (losses) gains, net.....................          (35.8)             (11.3)                .5
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,137.6            1,182.0            1,231.9
                                                            -----------------   ----------------   -----------------

        Policyholders' benefits and dividends..............        1,025.2            1,024.7            1,082.0
        Other operating costs and expenses.................           19.7               70.9               62.8
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,044.9            1,095.6            1,144.8
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        92.7       $       86.4       $       87.1
                                                            =================   ================   =================

        Impaired mortgage loans along with the related provision for losses follows:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Impaired mortgage loans with provision for losses......................  $        26.7      $        26.8
        Impaired mortgage loans without provision for losses...................            4.0                4.5
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           30.7               31.3
        Provision for losses...................................................           (8.7)              (4.1)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        22.0      $        27.2
                                                                                ================   =================

        During 2000, 1999 and 1998, the Closed Block's average recorded investment in impaired mortgage loans was $31.0 million, $37.0 million and $85.5 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.0 million, $3.3 million and $4.7 million ($.1 million, $.3 million and $1.5 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        Valuation allowances amounted to $9.1 million and $4.6 million on mortgage loans on real estate and $17.2 million and $24.7 million on equity real estate at December 31, 2000 and 1999, respectively. Writedowns of fixed maturities amounted to $27.7 million and 3.3 million for 2000 and 1999, respectively, including $20.0 million in fourth quarter 2000.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Mortgage loans on real estate........................................  $      330.9         $      454.6
        Equity real estate...................................................         350.9                426.6
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $321.5 and $85.3)...............................         336.5                 85.5
        Other equity investments.............................................          43.1                 55.8
        Other invested assets................................................           1.9                  1.6
                                                                              -----------------    -----------------
          Total investments..................................................       1,063.3              1,024.1
        Cash and cash equivalents............................................          84.3                164.5
        Other assets.........................................................         148.8                213.0
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================

        Policyholder liabilities.............................................  $      966.8         $      993.3
        Allowance for future losses..........................................         159.8                242.2
        Other liabilities....................................................         169.8                166.1
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $37.0, $49.3 and $63.3)..............  $       102.2       $       98.7       $      160.4
        Investment (losses) gains, net.....................           (6.6)             (13.4)              35.7
        Policy fees, premiums and other income.............             .7                 .2               (4.3)
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           96.3               85.5              191.8

        Benefits and other deductions......................          106.9              104.8              141.5
        (Losses charged) earnings credited to allowance
          for future losses................................          (10.6)             (19.3)              50.3
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................           90.2               43.3                4.2
        Federal income tax expense.........................          (31.6)             (15.2)              (1.5)
                                                            -----------------   ----------------   -----------------
        Earnings from
          Discontinued Operations..........................  $        58.6       $       28.1       $        2.7
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Benefits and other deductions included $26.6 million of interest expense related to amounts borrowed from continuing operations in 1998.

        Valuation allowances of $2.9 million and $1.9 million on mortgage loans on real estate and $11.4 million and $54.8 million on equity real estate were held at December 31, 2000 and 1999, respectively. During 2000, 1999 and 1998, other discontinued operations' average recorded investment in impaired mortgage loans was $11.3 million, $13.8 million and $73.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $.9 million, $1.7 million and $4.7 million ($.5 million, $.0 million and $3.4 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        At December 31, 2000 and 1999, Discontinued Operations had real estate acquired in satisfaction of debt with carrying values of $4.5 million and $24.1 million, respectively.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        Short-term debt......................................................  $      782.2         $      557.0
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95% due 2005......................................         399.6                399.5
          Surplus notes, 7.70% due 2015......................................         199.7                199.7
          Other..............................................................            .3                   .4
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.6
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017.....................         248.3                251.3
                                                                              -----------------    -----------------
        Total long-term debt.................................................         847.9                850.9
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,630.1         $    1,407.9
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5-year bank credit facility and a $350.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 6.93% to 6.97%. No amounts were outstanding under these credit facilities at December 31, 2000.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facilities. At December 31, 2000, there were no amounts outstanding under this program.

        Alliance has a $425.0 million five-year revolving credit facility and a $200.0 million three-year revolving credit facility with a group of commercial banks. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. Under the facilities, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. In October 2000, Alliance entered into a $250.0 million two-year revolving credit facility using terms substantially similar to the $425.0 million and $200.0 million revolving credit facilities. The revolving credit facilities will be used to provide backup liquidity for Alliance's commercial program, to fund commission payments to financial intermediaries for the sale of certain mutual funds and for general working capital purposes. The revolving credit facilities contain covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 2000, Alliance had commercial paper outstanding totaling $396.9 million at an effective interest rate of 6.7%; and $284.0 million at an effective interest rate of 7.0% in borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support. At December 31, 2000, $98.2 million was outstanding under the ECN program with an effective interest rate of 6.8%.

        Long-term Debt
        --------------

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2000, the Company is in compliance with all debt covenants.

        At December 31, 2000 and 1999, respectively, the Company has pledged real estate of $298.8 million and $323.6 million as collateral for certain long-term debt.

        At December 31, 2000, aggregate maturities of the long-term debt based on required principal payments at maturity is $248.6 million for 2001, $400.0 million for 2005 and $200.0 million for 2006 and thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense:
          Current..........................................  $       820.6       $      174.0       $      283.3
          Deferred.........................................          137.7              158.0               69.8
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       904.9       $      458.4       $      414.3
        Minority interest..................................         (117.9)             (47.8)             (33.2)
        Non deductible stock option compensation
          expense..........................................           34.4                -                  -
        Subsidiary gains...................................          161.4              (37.1)              (6.4)
        Adjustment of tax audit reserves...................           17.9               27.8               16.0
        Equity in unconsolidated subsidiaries..............          (48.7)             (64.0)             (39.3)
        Other..............................................            6.3               (5.3)               1.7
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2000                  DECEMBER 31, 1999
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         ASSETS         LIABILITIES
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $       79.7      $        -        $      37.7
        Other..................................          4.9               -                 -               20.6
        DAC, reserves and reinsurance..........          -               733.0               -              329.7
        Investments............................          -               229.2             115.1              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       4.9      $    1,041.9      $      115.1      $     388.0
                                                ===============  ================  ===============   ===============

        At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       403.3       $       83.2       $       (7.7)
        Investments........................................         (140.7)               3.2               46.8
        Compensation and related benefits..................          (96.4)              21.0               28.6
        Other..............................................          (28.5)              50.6                2.1
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense..........................................  $       137.7       $      158.0       $       69.8
                                                            =================   ================   =================

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       508.6       $      420.6       $      438.8
        Reinsurance assumed................................          194.2              206.7              203.6
        Reinsurance ceded..................................         (122.9)             (69.1)             (54.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       579.9       $      558.2       $      588.1
                                                            =================   ================   =================
        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        92.1       $       69.7       $       75.7
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       202.6       $       99.6       $       85.9
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        46.5       $       38.5       $       39.5
                                                            =================   ================   =================

        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2000 and 1999, respectively, reinsurance recoverables related to insurance contracts outside of the Closed Block amounting to $1,989.2 million and $881.5 million are included in the consolidated balance sheets in other assets and reinsurance payables related to insurance contracts outside of the Closed Block amounting to $730.3 million and $682.5 million are included in other liabilities.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $487.7 million and $510.5 million at December 31, 2000 and 1999, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit for the qualified and non-qualified plans follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        29.5       $       36.7       $       33.2
        Interest cost on projected benefit obligations.....          124.2              131.6              129.2
        Actual return on assets............................         (223.2)            (189.8)            (175.6)
        Net amortization and deferrals.....................            (.6)               7.5                6.1
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Credit........................  $       (70.1)      $      (14.0)      $       (7.1)
                                                            =================   ================   =================

        The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,659.6       $    1,933.4
        Service cost...........................................................          29.5               36.7
        Interest cost..........................................................         124.2              131.6
        Actuarial losses (gains)...............................................           6.5              (53.3)
        Benefits paid..........................................................        (110.0)            (123.1)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................       1,709.8            1,925.3
        Transfer of Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -               (265.7)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,709.8       $    1,659.6
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,341.6       $    2,083.1
        Actual return on plan assets...........................................        (107.7)             369.0
        Contributions..........................................................           -                   .1
        Benefits paid and fees.................................................        (114.6)            (108.5)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,119.3            2,343.7
        Projected benefit obligations..........................................       1,709.8            1,925.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         409.5              418.4
        Unrecognized prior service cost........................................           1.2               (5.2)
        Unrecognized net gain (loss) from past experience different
          from that assumed....................................................          61.2             (197.3)
        Unrecognized net asset at transition...................................          (1.9)               (.1)
                                                                                                   -----------------
                                                                                ----------------
        Subtotal before transfer...............................................         470.0              215.8
        Transfer of Accrued Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -                184.3
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      470.0       $      400.1
                                                                                ================   =================

        The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $483.5 million and $412.2 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $12.2 million at December 31, 2000 and 1999, respectively.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.75% and 7.19%, respectively, at December 31, 2000 and 8.0% and 6.38%, respectively, at December 31, 1999. As of January 1, 2000 and 1999, the expected long-term rate of return on assets for the retirement plan was 10.5% and 10.0%, respectively.

        The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $.1 million and $28.3 million, net of Federal income taxes, at December 31, 2000, 1999 and 1998, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $333.5 million and $42.1 million, respectively, at December 31, 2000 and $325.7 million and $36.3 million, respectively, at December 31, 1999.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $28.7 million, $30.2 million and $31.8 million for 2000, 1999 and 1998, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 2000, 1999 and 1998, the Company made estimated postretirement benefits payments of $.9 million, $29.5 million and $28.4 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $         -         $        4.7       $        4.6
        Interest cost on accumulated postretirement
          benefits obligation..............................             .7               34.4               33.6
        Unrecognized prior service costs...................            -                 (7.0)               -
        Net amortization and deferrals.....................            (.2)               8.4                 .5
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $          .5       $       40.5       $       38.7
                                                            =================   ================   =================


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $       17.8       $      490.4
        Service cost...........................................................           -                  4.7
        Interest cost..........................................................            .5               34.4
        Contributions and benefits paid........................................           (.9)             (29.5)
        Actuarial gains........................................................           -                (29.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............          17.4              471.0
        Unrecognized prior service cost........................................           -                 26.9
        Unrecognized net gain from past experience different
          from that assumed and from changes in assumptions....................           -                (86.0)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................          17.4              411.9
        Transfer to the Holding Company........................................           -               (394.1)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $       17.4       $       17.8
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.0% in 2000, gradually declining to 4.25% in the year 2010, and in 1999 was 7.5%, gradually declining to 4.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.75% and 8.0% at December 31, 2000 and 1999, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 2000 would be increased 3.5%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.5%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 2000 would be decreased by 4.4%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. There were no swaps outstanding as of December 31, 2000. The notional amount of matched interest rate swaps outstanding at December 31, 1999 was $797.3 million. Equitable Life maintains an interest rate cap program designed to offset crediting rate increases on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 2000 of contracts purchased and sold were $6,775.0 million and $375.0 million, respectively. The net premium paid by Equitable Life on these contracts was $46.7 million and is being amortized ratably over the contract periods ranging from 1 to 3 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2000 and 1999.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2000                               1999
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,130.8     $     3,184.4     $     3,270.0     $    3,239.3
        Other limited partnership interests....         811.9             811.9             647.9            647.9
        Policy loans...........................       2,476.9           2,622.4           2,257.3          2,359.5
        Policyholders' account balances -
          investment contracts.................      11,468.6          11,643.7          12,740.4         12,800.5
        Long-term debt.........................         847.9             847.5             850.9            834.9

        Closed Block:
        ------------

        Mortgage loans on real estate..........  $    1,581.8     $     1,582.6     $     1,704.2     $    1,650.3
        Other equity investments...............          34.4              34.4              36.3             36.3
        Policy loans...........................       1,557.7           1,667.6           1,593.9          1,712.0
        SCNILC liability.......................          20.2              20.1              22.8             22.5

        Discontinued Operations:
        -----------------------
        Mortgage loans on real estate..........  $      330.9     $       347.7     $       454.6     $      467.0
        Fixed maturities.......................         336.5             336.5              85.5             85.5
        Other equity investments...............          43.1              43.1              55.8             55.8
        Guaranteed interest contracts..........          26.4              23.4              33.2             27.5
        Long-term debt.........................         101.8             101.7             101.9            101.9

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2000, these arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $9.3 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $303.1 million under existing loan or loan commitment agreements. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $14.9 million of letters of credit outstanding at December 31, 2000.

        The Holding Company has entered into continuity agreements with forty-three executives of the Company in connection with AXA's minority interest acquisition. The continuity agreements generally provide cash severance payments ranging from 1.5 times to 3 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements.

15)     LITIGATION

        Life Insurance and Annuity Sales Cases

        A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, (i) sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance; and (ii) the use of fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, compensatory and punitive damages, recession of the contracts, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements.

        Annuity Contract Case

        In October 2000, an action was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. The plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint, without prejudice to the plaintiffs to seek leave to file an amended complaint.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, which has been successful. The parties have reached a tentative agreement for the settlement of this case as a nationwide class action. In connection with the proposed settlement, the case will be dismissed in the United States District Court for the Northern District of Alabama, Southern Division and will be refiled in the United States District Court for Georgia, Atlanta Division. The final settlement requires notice to class members and is subject to court approval. The Company's management believes that the settlement of this matter will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

        Agent Health Benefits Case

        Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Briefing has been completed, but the appeal has not yet been decided.

        Prime Property Fund Case

        In January 2000, the California Supreme Court denied Equitable Life's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with Equitable Life on behalf of Prime Property Fund ("PPF"). Equitable Life serves as investment manager for PPF, an open-end, commingled real estate separate account of Equitable Life for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. In reversing the Superior Court's dismissal of the plaintiff's claims, the Court of Appeal held that a general partner who acquires a partnership obligation breaches its fiduciary duty by foreclosing on partnership assets. The case was remanded to the Superior Court for further proceedings. In August 2000, Equitable Life filed a motion for summary adjudication on plaintiff's claims, based on the purchase and subsequent foreclosure of the loan which financed the partnership's property, for punitive damages. In November 2000, the Superior Court granted Equitable Life's motion as to one of plaintiff's claims, dismissing the claim for punitive damages sought in conjunction with plaintiff's claim for breach of the covenant of good faith and fair dealing. The Superior Court denied Equitable Life's motion with respect to plaintiff's claim for punitive damages sought in conjunction with its claim for breach of fiduciary duty. In December 2000, the Superior Court granted plaintiff's motion for leave to file a supplemental complaint to add allegations relating to the post-foreclosure transfer of certain funds from the partnership to Equitable Life. The supplemental complaint alleges, among other things, that such conduct constitutes self-dealing and breach of fiduciary duty, and seeks compensatory and punitive damages based on such conduct. A jury trial previously scheduled for February 2001 tentatively has been rescheduled for May 2001.

        Alliance Reorganization Case

        In September 1999, an action was brought on behalf of a purported class of owners of limited partnership units of Alliance Holding challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, Alliance, four Alliance Holding executives and the general partner of Alliance Holding and Alliance. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding and seek payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants, except one Alliance Holding executive, filed an answer to the amended complaint denying the material allegations contained therein; in lieu of joining in the answer to the amended complaint, the Alliance Holding executive filed a motion to dismiss in September 2000. In November 2000, the remaining defendants filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. Oral argument of the motions was held in January 2001.

        Disposal of DLJ

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits have been filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. AXA Financial, DLJ and the DLJ directors are named as defendants. The complaints assert claims for breaches of fiduciary duties, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in New York challenging the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the proposed sale of DLJ (with respect to all other claims). AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, CSG, Diamond Acquisition Corp., and DLJ's directors are named as defendants. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. Defendants have until February 28, 2001 to respond to plaintiffs' complaint.

        AXA's Purchase of Holding Company Minority Interest

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of Holding Company Common Stock that it did not already own, fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery. The Holding Company, AXA, and directors and/or officers of the Holding Company are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of Holding Company Common Stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of the Holding Company. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action. In December 2000, the parties to the Delaware suits reached a tentative agreement for settlement and executed a Memorandum of Understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. The settlement, which does not involve any payment by the Holding Company, is subject to a number of conditions, including confirmatory discovery, the preparation of definitive documentation and approval by the Delaware Court of Chancery after a hearing.

        Outcome of Litigation

        Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2001 and the four successive years are $123.9 million, $110.8 million, $101.6 million, $108.5 million, $97.4 million and $896.5 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2001 and the four successive years is $5.2 million, $4.3 million, $5.1 million, $3.3 million, $2.9 million and $22.0 million thereafter.

        At December 31, 2000, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2001 and the four successive years is $95.2 million, $61.4 million, $72.9 million, $66.2 million, $59.2 million and $76.6 million thereafter.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 2000, 1999 and 1998, statutory net income (loss) totaled $1,068.6 million, $547.0 million and $384.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,226.5 million and $5,570.6 million at December 31, 2000 and 1999, respectively. In 2000 and 1999, respectively, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2000, the Insurance Group, in accordance with various government and state regulations, had $26.4 million of securities deposited with such government or state agencies.

        In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). Codification provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting was previously silent and changing certain existing statutory positions. The New York Insurance Department recently adopted Regulation 172 concerning Codification, effective January 1, 2001, but did not adopt several key provisions of Codification, including deferred income taxes and the establishment of goodwill as an asset. The application of the codification rules as adopted by New York currently is estimated to have no significant effect on Equitable Life. The Insurance Group expects that statutory surplus after adoption will continue to be in excess of the regulatory risk-based capital requirements.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the New York Insurance Department with net earnings and equity on a GAAP basis.

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $     1,321.4       $      848.8       $      709.2
        Change in asset valuation reserves.................         (665.5)              (6.3)             111.8
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................          655.9              842.5              821.0
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          259.0              (85.0)            (189.9)
          DAC..............................................          483.6              263.6              316.5
          Deferred Federal income taxes....................         (128.3)            (161.4)             (67.6)
          Valuation of investments.........................         (126.2)              23.2               83.6
          Valuation of investment subsidiary...............          (29.2)            (133.6)            (419.5)
          Limited risk reinsurance.........................            -                128.4               83.7
          Dividends paid to the Holding
            Company........................................          250.0              150.0                -
          Capital contribution.............................            -               (470.8)               -
          Postretirement benefits..........................            -                  -                 54.8
          Stock option expense related to AXA's minority
            Interest acquisition...........................         (493.9)               -                  -
          Other, net.......................................          443.7              248.2              134.7
          GAAP adjustments of Closed Block.................          (13.4)             (49.8)             (27.1)
          GAAP adjustments of discontinued
            operations.....................................           54.3               51.3              (82.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $     1,355.5       $      806.6       $      708.2
                                                            =================   ================   =================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     5,341.9       $    4,020.5       $    3,171.7
        Asset valuation reserves...........................          884.6            1,550.1            1,556.4
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        6,226.5            5,570.6            4,728.1
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,363.0)          (1,622.0)          (1,526.0)
          DAC..............................................        4,429.1            4,033.0            3,563.8
          Deferred Federal income taxes....................         (681.9)            (283.9)            (346.9)
          Valuation of investments.........................           99.7             (568.2)             626.9
          Valuation of investment subsidiary...............       (1,082.9)          (1,891.7)          (1,758.1)
          Limited risk reinsurance.........................            -                (39.6)            (168.0)
          Issuance of surplus notes........................         (539.1)            (539.1)            (539.1)
          Postretirement benefits..........................            -                  -               (262.7)
          Other, net.......................................          844.1              544.8              313.4
          GAAP adjustments of Closed Block.................          677.1              723.6              795.4
          GAAP adjustments of discontinued operations......         (164.3)            (160.0)             (14.2)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     8,445.3       $    5,767.5       $    5,412.6
                                                            =================   ================   =================

        18)       BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. AXA's acquisition of the Company's minority interest shares has resulted in a change in the measurement of the Company's reportable operating segments. Discontinued Operations, discontinued by the Company in 1991, are included in the Life Insurance segment results reported by AXA in their French GAAP financial statements. To more closely conform the Company's management reporting to that of its parent, Discontinued Operations is now reported together with continuing operations in measuring profits or losses for the Company's Insurance segment. Prior period amounts have been restated to conform to this presentation.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 37% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $153.2 million, $75.6 million and $61.8 million for 2000, 1999 and 1998, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and adjusted earnings to consolidated revenues and earnings from continuing operations before Federal income taxes as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                         2000                  1999                   1998
                                                  --------------------  -------------------   ----------------------
                                                                          (IN MILLIONS)
        Segment revenues:
        Insurance...............................   $     5,662.4         $     5,488.8                5,330.2
        Investment Services.....................         2,667.7               2,052.7                1,438.4
        Consolidation/elimination...............          (113.1)                (23.8)                  (5.7)
                                                  --------------------  -------------------   ----------------------
        Total segment revenues..................         8,217.0               7,517.7                6,762.9
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of other
           charges..............................          (798.4)               (112.6)                 136.4
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Closed Block............................        (1,044.9)             (1,095.6)              (1,144.8)
        Discontinued Operations.................           (96.3)                (85.5)                (191.8)
                                                  --------------------  -------------------   ----------------------
        Total Consolidated Revenues.............   $     8,196.2         $     6,224.0         $      5,562.7
                                                  ====================  ===================   ======================

        Pre-tax adjusted earnings:
        Insurance...............................   $     1,198.9         $       950.8         $        656.9
        Investment Services.....................           480.6                 430.2                  287.7
                                                  --------------------  -------------------   ----------------------
        Total pre-tax adjusted earnings.........         1,679.5               1,381.0                  944.6
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of
           related DAC and other charges........          (731.9)               (109.7)                 105.3
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Amortization of acquisition related
           goodwill and intangible assets.......           (34.6)                 (3.2)                  (3.4)
        Minority purchase transaction
           related expenses.....................          (493.9)                  -                      -
        Discontinued Operations.................           (90.2)                (43.3)                  (4.2)
        Pre-tax subsidiary minority interest....           337.8                 216.8                  141.5
        Non-recurring DAC adjustments...........             -                  (131.7)                   -
                                                  --------------------  -------------------   ----------------------
        Earnings from Continuing
           Operations before Federal Income
            Taxes and Minority Interest.........   $     2,585.5         $     1,309.9         $      1,183.8
                                                  ====================  ===================   ======================
        Assets:
        Insurance...............................   $    88,576.4         $    86,842.7         $     75,626.0
        Investment Services.....................        16,807.2              12,961.7               12,379.2
        Consolidation/elimination...............           (57.1)                 (8.9)                 (64.4)
                                                  --------------------  -------------------   ----------------------
        Total Assets............................   $   105,326.5         $    99,795.5         $     87,940.8
                                                  ====================  ===================   ======================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2000 and 1999 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

        2000
        Total Revenues................  $     1,622.5      $     1,684.7       $    1,728.3         $    3,160.7
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       226.6      $       256.9       $       70.5         $      742.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       221.7      $       255.4       $       70.5         $      807.9
                                       =================  =================   ==================   ==================

        1999
        Total Revenues................  $     1,489.0      $     1,615.6       $    1,512.1         $    1,607.3
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                       =================  =================   ==================   ==================


20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 2000, 1999 and 1998 would have been $1,627.3 million, $757.1 million and $678.4 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of American Depository Shares (ADSs). Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 2000, 1999 and 1998 follow:

                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------  -------------------------------
                               2000           1999         1998          2000      1999       1998
                           -------------  ------------- ------------  --------------------- ---------

        Dividend yield....        0.32%          0.31%        0.32%        7.20%     8.70%     6.50%

        Expected
          volatility......          28%            28%          28%          30%       29%       29%

        Risk-free interest
          rate............        6.24%          5.46%        5.48%        5.90%     5.70%     4.40%

        Expected life
          in years........          5              5            5           7.4         7       7.2

        Weighted average
          fair value per
          option at
          grant-date......     $11.08         $10.78        $11.32       $8.32      $3.88     $3.86

        A summary of the Holding Company and Alliance's option plans follows:

                                         HOLDING COMPANY                       ALLIANCE
                                   -----------------------------  -----------------------------------
                                                    Weighted                            Weighted
                                                     Average                            Average
                                                    Exercise                            Exercise
                                                    Price of                            Price of
                                       Shares        Options           Units            Options
                                   (In Millions)   Outstanding    (In Millions)       Outstanding
                                   -------------   -----------    -------------       -----------

        Balance as of
          January 1, 1998........       15.8          $14.53           10.6             $11.41
          Granted................        8.6          $33.13            2.8             $26.28
          Exercised..............       (2.2)         $10.59            (.9)            $ 8.91
          Forfeited..............        (.8)         $23.51            (.2)            $13.14
                                   ---------------                ----------------

        Balance as of
          December 31, 1998......       21.4          $22.00           12.3             $14.92
          Granted................        4.3          $31.70            2.0             $30.18
          Exercised..............       (2.4)         $13.26           (1.5)            $ 9.51
          Forfeited..............        (.6)         $24.29            (.3)            $17.79
                                   ---------------                ----------------

        Balance as of
          December 31, 1999......       22.7          $24.60           12.5             $17.95
          Granted................        6.5          $31.06            4.7             $50.93
          Exercised..............       (4.5)         $18.57           (1.7)            $10.90
          Forfeited..............       (1.2)         $26.15            (.1)            $26.62
                                   ---------------                ----------------

        Balance as of
          December 31, 2000......       23.5          $27.20           15.4             $17.95
                                   ===============                ================

        Information about options outstanding and exercisable at December 31, 2000 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

               Holding
               Company

        ----------------------
        $ 9.06   -$13.88             3.4               3.3            $10.58             22.7                $27.14
        $14.25   -$22.63             3.9               6.7            $20.81              -                    -
        $25.32   -$34.59            13.0               8.4            $29.76              -                    -
        $40.97   -$41.28             3.2               7.6            $41.28              -                    -
        $52.25   -$52.25              .1               9.7            $52.25              -                    -
                              -----------------                                    ------------------
        $ 9.06   -$41.28            23.5               7.3            $27.20             22.7                $27.14
                              ================= ================ ===============   ==================   ================

              Alliance

        ----------------------
        $ 6.63    -$11.13            3.6               3.6            $ 9.60              3.6                $ 9.60
        $12.44    -$26.31            5.2               7.3            $21.29              2.6                $19.85
        $27.31    -$30.94            1.9               8.9            $30.24               .4                $30.24
        $48.50    -$53.75            2.5               9.5            $48.50              -                    -
        $48.50    -$53.75            2.2              10.0            $53.75              -                    -
                              -----------------                                    ------------------
        $ 6.63    -$53.75           15.4               7.4            $28.73              6.6                $14.87
                              ================= ================ ===============   ==================   ================

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimbursed the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $16.0 million for 2000. Also in 2000, the Company paid $678.9 million of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products in 2000. The Company charged AXA Distribution's subsidiaries $395.0 million for their applicable share of operating expenses in 2000 pursuant to the Agreements for Services.

22)     PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.











                                      F-42
`

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.   Financial Statements and Exhibits
           ----------------------------------

           (a)      Financial Statements included in Part B.


             1.  Separate Account A:
                 -------------------
                 - Statements of Assets and Liabilities for the Year Ended
                   December 31, 2000;
                 - Statements of Operations for the Year Ended December 31,
                   2000;
                 - Statements of Changes in Net Assets for the Years Ended
                   December 31, 2000 and 1999;
                 - Notes to Financial Statements;
                 - Report of Independent Accountants - PricewaterhouseCoopers
                   LLP

            2.   The Equitable Life Assurance Society of the United States:
                 ---------------------------------------------------------
                 - Report of Independent Accountants - PricewaterhouseCoopers
                   LLP;
                 - Consolidated Balance Sheets as of December 31, 2000 and 1999;
                 - Consolidated Statements of Earnings for Years Ended
                   December 31, 2000, 1999 and 1998;
                 - Consolidated Statements of Equity for Years Ended
                   December 31, 2000, 1999 and 1998;
                 - Consolidated Statements of Cash Flows for Years Ended
                   December 31, 2000, 1999 and 1998; and
                 - Notes to Consolidated Financial Statements.


           (b)   Exhibits.

           The following exhibits are filed herewith:


            1.   (a)      Resolutions of the Board of Directors of The Equitable
                          Life Assurance Society of the United States
                          ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                          Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                 (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

            2.   Not applicable.

            3.   (a)      Sales Agreement among Equitable, Separate Account A
                          and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement
                          No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.


                 (b) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement No. 2-30070 on April 26, 1993, refiled electronically on July 10, 1998.

                 (c) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors LLC), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, previously filed with this Registration Statement No. 2-30070 on February 14, 1995, refiled electronically on July 10, 1998.

                 (d) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc. (now AXA Advisors LLC), previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (e) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (f) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000.

                 (g) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000.

            4.   (a)      Form of Group Annuity Contract No. 11929 CI,
                          amendments and endorsements thereto; Application for Group Annuity Contract; Form of Certificate No.
                          119331; Form of Group Annuity Contract 11930 CT, endorsements and amendments thereto; Form of Certificate No. 11934 T; Form of Group Annuity
                          Contract No. 11931 CH, endorsements and amendments thereto; Form of Certificate No. 11935 CH; Form of
                          Group Annuity Contract No. 11932 CP, endorsements and amendments thereto, Form of Certificate No. 11935P;
                          Form of Group Annuity Contract No. 11938 C-C, amendments and endorsements thereto; Form of Certificate No. 11938C; Form of Group Annuity Contract
                          No. 11937C NQ, endorsements and amendments thereto;
                          Form of Certificate No. 11937 NQ and amendment thereto; and, Form of Certificate No. 11939C NQ-I;
                          previously filed with this Registration Statement No.
                          2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (b) Additional amendments to Group Annuity Contracts and Certificates listed in Exhibit 4(a) above, previously filed with this Registration Statement File No. 2-30070 on March 2, 1990, refiled electronically on July 10, 1998.

                 (c) Unit Investment Trust Endorsement, previously filed with this Registration Statement File No. 2-30070 on December 21, 1987, refiled electronically on July 10, 1998.

                 (d) Form of Individual Annuity Contracts No. 92CTRA, No. 92CTRB, No. 92 EDCB, 92HR1A, 92HR1B, 92IRAA, 92IRAB, 92NQCA, 92NQCB, 92PEDB, 92QPIA, 92SEPA, 92SEPB, 92TSAA, 92TSAB, 92TSUA, 92TSUB, 92UTRA, and forms of Application No. 180-1000 used with individual qualified variable annuity contracts and No. 180-1001 used with individual non-qualifed variable annuity contracts, previously filed with this Registration Statement File No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.

                 (e) Form of Group Annuity Contract No. AC0000, Form of Certificate No. 11993AC; Endorsements applicable to IRA and SEP Certificates, previously filed with this Registration Statement File No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (f) Form of Group Annuity Contract No. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (g) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (h) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (i) Forms of data pages to endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (j) Form of Supplementary Contract No. SC96MDSB, previously filed with this Registration Statement No. 2-30070 on April 26, 1996.

                 (j)(i) Forms of Rider Nos. PF10933-IA for use with Contract No. 11936-P (see Exhibit No. 4.(a), 98EDCB-IA (and form No. Pending) (for use with Contract No. 92EDCB (see Exhibit No. 4.(d)), in connection with IOWA EDC, previously filed with this Registration Statement File No. 2-30070 on January 1, 1999.


                 (k) Form of Data Pages for TSA Advantage Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (l) Form of Endorsement applicable to TSA Advantage Certificates, plus Table of Guaranteed Annuity Payments Rider, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (m) Form of Data Pages for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (n) Form of Endorsement for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (o) Form of Data Pages for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (p) Form of Endorsement for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (q) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

                 (r) Form of Beneficiary Continuation Option Endorsement (Form No. 2000 ENIRA-BCO) to be used with certain certificates previously filed with this Registration Statement, File No. 2-30070 on April 26, 2000.

                 (s) Form of Endorsement (No. 2000 ENMVA) applicable to Market Value Adjustment Terms.

                 (t) Form of Amendment (No. 2001 BCOTSAI) applicable to Contract No. 11930T.

                 (u)      Form of Amendment (No. 2001 BCOTSA6) to Certificate
                          941CA/B.

                 (v)      Form of Amendment to Equivest Series 200 Contract.

            5.   (a)  Forms of Applications and Requests for Enrollment for
                      Equi-Vest Qualified and Non-Qualified Plans, previously filed with this Registration Statement, File No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                 (b) Form of application used with the variable annuity contracts offered under EQUI-VEST PERSONAL RETIREMENT PROGRAMS, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (c) Form of Application for use with TSA Advantage Certificates, standard Roth IRA Certificates, and Roth Advantage IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

            6.   (a)  Copy of the Restated Charter of Equitable, as amended
                      January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                 (b) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

            7. Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company.



            8. Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated by reference to the EQ Advisors Trust Registration Statement on Form N-1A (File Nos. 33-17217 and 811-07953), filed on August 28, 1997.

            9.   (a)  Opinion and Consent of Herbert P. Shyer, Esq., Executive
                      Vice President and General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on December 21, 1987, refiled electronically on July 10, 1998.

                 (b) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on July 17, 1992, refiled electronically on July 10, 1998.

                 (c) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (d) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered for Momentum, previously filed with this Registration Statement No. 2-30070 on February 28, 1996.

            10.  (a)  Powers of Attorney previously filed with this Registration
                      Statement, File No. 2-30070 on April 26, 2000.

                 (b) Notice concerning regulatory relief, previously filed with this Registration Statement No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.

                 (c)  Consent of PricewaterhouseCoopers LLP.

                 (d)  Power of Attorney for Claus-Michael Dill.

            11.   Not applicable.

            12.   Not applicable.


            13.  (a)  Schedules for computation of Money Market Fund Yield quotations, previously filed with this Registration Statement No. 2-30070 on April 28, 1994, refiled electronically on July 10, 1998.

                 (b) Formulae for Determining "30-Day Yields" for Equi-Vest Series Contracts Invested In One Investment Fund (Intermediate Government Securities, Quality Bond or High Yield) of The Hudson River Trust, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (c) Separate Account A Performance Values Worksheets One-Year Standardized Performance, previously filed with this Registration Statement No. 2-30070 on April 28, 1994, refiled electronically on July 10, 1998.

Item 25. Directors and Officers of Equitable.


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Francoise Colloc'h                          Director
AXA
25, Avenue Matignon
75008 Paris, France

Claus-Michael Dill                          Director
Gereonsdriesch 9-11
50670 Cologne

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
Aventis
46 quai de la Rapee
75601 Paris Cedex 12
France

Norman C. Francis                           Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                             Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919


John H.F. Haskell Jr.                       Director
SBC Warburg Dillion Read LLC
299 Park Ave. 40th Floor
New York, NY 10171

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Didier Pineau-Valencienne                   Director
Credit Suisse First Boston
64, rue de Miromesil
75008 Paris, France

George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860


Peter J. Tobin                              Director
St. John's University
8,000 Utopia Parkway
Jamaica, NY 11439

Dave H. Williams                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS
-----------------

*Michael Hegarty                            President, Chief Operating
                                            Officer and Director

*Edward D. Miller                           Chairman of the Board,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Derry Bishop                               Executive Vice President and
                                            Managing Director, Retail
                                            Distribution

*Harvey Blitz                               Senior Vice President



*Kevin R. Byrne                             Senior Vice President and Treasurer

*John A. Caroselli                          Executive Vice President

*Selig Erlich                               Senior Vice President and Deputy
                                            General Manager

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*Robert E. Garber                           Executive Vice President and
                                            Chief Legal Officer

*James D. Goodwin                           Vice President

*Edward J. Hayes                            Senior Vice President

*Craig Junkins                              Senior Vice President

*Donald R. Kaplan                           Vice President and Chief Compliance
                                            Officer and Associate General
                                            Counsel

*William Levine                             Executive Vice President and
                                            Chief Information Officer


*Michael S. Martin                          Executive Vice President and
                                            Managing Director, Retail
                                            Distribution

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Brian S. O'Neil                            Executive Vice President

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Senior Vice President and
                                            General Counsel

*Jose Suquet                                Senior Executive Vice President and
                                            Chief Distribution Officer

*Naomi J. Weinstein                         Vice President

*Gregory Wilcox                             Executive Vice President

*Maureen K. Wolfson                         Vice President

*R. Lee Wilson                              Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), (formerly The Equitable Companies Incorporated), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                  DE           AXA Financial, Inc.                             The Axa Group
                  ND           Frontier Trust Company, FSB                     AXA Financial, Inc.                       100.00%
                  DE           AXA Client Solutions, LLC                       AXA Financial, Inc.                       100.00%
                  DE           AXA Distribution Holding Corporation            AXA Client Solutions, LLC                 100.00%
                  DE           AXA Advisors, LLC                               AXA Distribution Holding Corporation      100.00%
Operating         DE           AXA Network, LLC                                AXA Distribution Holding Corporation      100.00%
Operating         AL           AXA Network of Alabama, LLC                     AXA Network, LLC                          100.00%
Operating         DE           AXA Network of Connecticut, Maine               AXA Network, LLC                          100.00%
                                 and New York, LLC
Operating         MA           AXA Network Insurance Agency of                 AXA Network, LLC                          100.00%
                                 Massachusetts, LLC
Operating         NV           AXA Network of Nevada, Inc.                     AXA Network, LLC                             -
Operating         P.R.         AXA Network of Puerto Rico, Inc.                AXA Network, LLC                             -
Operating         TX           AXA Network Insurance Agency of of Texas, Inc.  AXA Network, LLC                             -
Insurance         NY           The Equitable Life Assurance Society            AXAeClient Solutions, LLC                 100.00%
                                 of the United States
Insurance         CO           The Equitable of Colorado, Inc.                 The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           Equitable Deal Flow Fund, L.P.                  The Equitable Life Assurance Society         -
                                                                                 of the United States
Investment        DE           Equitable Managed Assets, L.P.                  Equitable Deal Flow Fund, L.P.               -
Investment        **           Real Estate Partnership Equities (various)      The Equitable Life Assurance Society         -
                                                                                 of the United States
HCO               NY           Equitable Holdings, LLC                         The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Real Estate       NY           EREIM LP Associates (L.P.)                      The Equitable Life Assurance Society         -
                                                                                 of the United States
Investment        NY           EML Associates, L.P.                            EREIM LP Associates (L.P.)                   -
                               ACMC, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        PA           Wil-Gro, Inc.                                   The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           STCS, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MA           Fox Run, Inc.                                   The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MD           FTM Corp.                                       The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           EVSA, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        CA           Equitable BJVS, Inc.                            The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MA           Equitable Rowes Wharf, Inc.                     The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        TX           GP/EQ Southwest, Inc.                           The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Operating         DE           Equitable Structured Settlement Corp.           The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           ELAS Realty, Inc.                               The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Real Estate       DE           Prime Property Funding II, Inc.                 The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        FL           Sarasota Prime Hotels, LLC                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MI           ECLL, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States

                      LISTING A -- EQUITABLE HOLDINGS, LLC


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                          -
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                    -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society         -
                                                                                 of the United States
Operating           DE         ELAS Securities Acquisition Corporation         Equitable Holdings, LLC                   100.00%
Operating           MA         100 Federal Street Realty Corporation           Equitable Holdings, LLC                   100.00%
Operating           MA         100 Federal Street Funding Corporation          Equitable Holdings, LLC                   100.00%
Operating           VT         Equitable Casualty Insurance Company *          Equitable Holdings, LLC                   100.00%
Operating           DE         EREIM LP Corporation                            Equitable Holdings, LLC                   100.00%
Operating           NY         EREIM LP Associates (L.P.)                      EREIM LP Corporation                         -
Investment          NY         EML Associates, L.P.                            EREIM LP Associates (L.P.)                   -
Operating           DE         ECMC, LLC                                       Equitable Holdings, LLC                   100.00%
Investment          DE         Equitable Capital Private Income &              EMC, LLC                                     -
                                 Equity Partnership II, L.P.
Operating           DE         Alliance Capital Management Corporation         Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable JV Holding Corp.                      Equitable Holdings, LLC                   100.00%
Operating           DE         EQ Services, Inc.                               Equitable Holdings, LLC                   100.00%
Operating           DE         EREIM Managers Corporation                      Equitable Holdings, LLC                   100.00%
Investment          DE         ML/EQ Real Estate Portfolio, L.P.               EREIM Managers Corporation                   -
Investment          NY         EML Associates, L.P.                            ML/EQ Real Estate Portfolio                  -
Investment          DE         Equitable JVS, Inc.                             Equitable Holdings, LLC                   100.00%
Investment          NY         Astor Times Square Corp.                        Equitable JVS, Inc.                       100.00%
Investment          NY         Astor/Broadway Acquisition Corp.                Equitable JVS, Inc.                       100.00%
Investment          TX         PC Landmark, Inc.                               Equitable JVS, Inc.                       100.00%
Investment          DE         EJSVS, Inc.                                     Equitable JVS, Inc.                       100.00%
Investment          MD         Equitable JVS II, Inc.                          Equitable Holdings, LLC                   100.00%
Investment          GA         Six-Pac G.P., Inc.                              Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable Distributors, Inc.                    Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable Distributors, LLC                     Equitable Holdings, LLC                   100.00%
Operating           AL         Equitable Distributors Insurance                Equitable Distributors, LLC               100.00%
                                 Agency of Alabama, LLC
Operating           DE         Equitable Distriburors Insurance Agency of      Equitable Distributors, LLC               100.00%
                                 Connecticut, Maine and New York, LLC
Operating           DE         J.M.R. Realty Services, Inc.                    Equitable Holdings, LLC                   100.00%


                      LISTING B -- ALLIANCE CAPITAL MANAGEMENT CORP.


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                 -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                           -
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                     -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society          -
                                                                                  of the United States
                               Alliance Capital Management Corporation         Equitable Holdings, LLC                       -
Operating       DE             Alliance Capital Management Holding L.P.        Alliance Capital Management                   -
Operating       DE             Alliance Capital Management L.P.                Alliance Capital Management                   -
Operating       DE             Albion Alliance LLC                             Alliance Capital Management, L.P.           37.60%
HCO             DE             Cursitor Alliance LLC                           Alliance Capital Management, L.P.           93.00%
Operating       U.K.           Cursitor Alliance Holdings Ltd.                 Cursitor Alliance LLC                      100.00%
Operating       MA             Draycott Partners. Ltd.                         Cursitor Alliance Holdings, Ltd.           100.00%
Operating       U.K.           Cursitor Alliance Services Ltd.                 Cursitor Alliance Holdings, Ltd.           100.00%
Operating       Lux.           Cursitor Management Co. S.A.                    Cursitor Alliance Holdings, Ltd.           100.00%
Operating       U.K.           Alliance Asset Allocation Ltd.                  Cursitor Alliance Holdings, Ltd.           100.00%
Operating       NY             Cursitor Eaton Asset Management Co.             Alliance Asset Allocation, Ltd.             50.00%
Operating       France         Alliance Cecogest                               Alliance Asset Allocation, Ltd.             75.00%
HCO             DE             Alliance Capital Management LLC                 Alliance Capital Management, L.P.          100.00%
HCO             DE             Sanford C. Bernstein & Co., LLC                 Alliance Capital Management, LLC           100.00%
HCO             DE             Alliance Capital Management Corp. of Delaware   Alliance Capital Management, L.P.          100.00%
Operating       U.K.           Sanford C. Bernstein Ltd.                       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Aust.          Sanford C. Bernstein Proprietary Ltd.           Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Fund Services, Inc.                    Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Fund Distributors, Inc.                Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Oceanic Corp.                  Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Brazil         Alliance Capital Management (Brazil) Ltd.       Alliance Capital Management Corp.           99.00%
                                                                                 of Delaware
Operating       Aust.          Alliance Capital Management Australia Limited   Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Meiji - Alliance Capital Corp.                  Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating       Lux.           Alliance Capital (Luxembourg) S.A.              Alliance Capital Management Corp.           99.98%
                                                                                 of Delaware
Operating       DE             Alliance Barra Research Institute, Inc.         Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Management Canada, Inc.        Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Global Derivatives Corp.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Lux.           ACM Global Investor Services S.A.               Alliance Capital Management Corp.           99.00%
                                                                                 of Delaware
Operating       Spain          ACM Fund Services (Espana) S.L.                 ACM Global Investor Services S.A.          100.00%
Operating       Singapore      Alliance Capital Management (Singapore) Ltd.    Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Cayman Isl.    ACM CIIC Investment Management Ltd.             Alliance Capital Management Corp.           54.00%
                                                                                 of Delaware
Operating       DE             ACM Software Services Ltd.                      Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware


                      LISTING B -- ALLIANCE CAPITAL MANAGEMENT CORP.


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED              NAME OF COMPANY                        CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                 -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                        100.00%
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                     -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society          -
                                                                                 of the United States
                               Alliance Capital Management Corporation         Equitable Holdings, LLC                       -
                               Alliance Capital Management L.P.                Alliance Capital Management                   -
                                                                                 Corporation
                               Alliance Capital Management Corp.               Alliance Capital Management L.P.              -
                                 of Delaware (Cont'd)
Operating      Austria         East Fund Managementberatung GmbH.              Alliance Capital Management Corp. of        51.00%
                                                                                 of Delaware
Operating      Czech           Albion Alliance EFM                             East Fund Managementberatung GmbH           49.00%
Operating      Cyprus          East Fund Management (Cyprus) Ltd.              East Fund Managementberatung GmbH          100.00%
Operating      Romania         EFM Consultanta Financiara Bucuresti SRL        East Fund Management (Cyprus) Ltd.         100.00%
Operating      Mauritius       Alliance Capital (Mauritius) Private Ltd.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      India           Alliance Capital Asset Management               Alliance Capital (Mauritius)                75.00%
                                (India) Private Ltd.                             Private Ltd.
Operating      India           ACSYS Software India Private Ltd.               Alliance Capital (Mauritius)                51.00%
                                                                                 Private Ltd.
Operating      India           ACAM Trust Company Private Ltd.                 Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      DE              Alliance Eastern Europe, Inc.                   Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      DE              Alliance Capital Management (Asia) Ltd.         Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Turkey          Alliance Capital Management (Turkey) Ltd.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Japan           Alliance Capital Asset Management (Japan) Ltd.  Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Limited                        Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Services Ltd.                  Alliance Capital Limited                   100.00%
Operating      U.K.            Dimensional Trust Management Ltd.               Alliance Capital Services Ltd.             100.00%
Operating      DE              Alliance Corporate Finance Group Inc.           Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Brazil          BCN Alliance Capital Management SA              Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating      Poland          Przymierze Trust Fund Co.                       Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      Russia          Alliance SBS-AGRO Capital Management Co.        Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      Poland          Pekao/Alliance PTE S.A.                         Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      U.K.            Whittingdale Holdings Ltd.                      Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Whittingdale Ltd.              Whittingdale Holdings Ltd.                 100.00%
Operating      U.K.            ACM Investments Ltd.                            Whittingdale Holdings Ltd.                 100.00%
Operating      U.K.            Whittingdale Nominees Ltd.                      Whittingdale Holdings Ltd.                 100.00%
Operating      So Korea        Hanwha Investment Trust Mgmt. Co., Ltd          Alliance Capital Management Corp.           20.00%
                                                                                 of Delaware
Operating      H.K.            New Alliance Asset Management (Asia) Ltd        Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating      Lux.            ACM New-Alliance (Luxembourg) S.A.              Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      So Africa       Alliance Capital Mgmt. (Proprietary) Ltd.       Alliance Capital Management Corp.           80.00%
                                                                                 of Delaware
Operating      Zimbabwe        Alliance-MBCA Capital (Private) Ltd.            Alliance Capital Mgmt.                      50.00%
                                                                                 (Proprietary) Ltd.
Operating      Namibia         Alliance Odyssey Capital Mgmt. (Nambia)         Alliance Capital Mgmt.                     100.00%
                                 (Proprietary) Ltd.                              (Proprietary) Ltd.



                                AXA GROUP CHART

                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES & REAL ESTATE       AUSTRALIA         NATIONAL MUTUAL FUND MANAGEMENT AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           BRUXELLES
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           AXA BANK BELGIUM                AXA HOLDINGS BELGIUM                 100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           IPPA VASTGOED                   AXA HOLDINGS BELGIUM                 100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           ROYALE BELGE INVESTISSEMENT     AXA ROYALE BELGE                      33.03
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           ROYALE BELGE INVESTISSEMENT     AXA ROYALE BELGE                      66.97
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ROYALE BELGE                       1.89
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ROYALE BELGE                       2.32
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA                                   45.04
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA CORPORATE SOLUTIONS                0.81
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ASSURANCES IARD                   15.11
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA COLONIA KONZERN AG                 5.93
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         DIRECT ASSURANCES IARD                 0.20
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA LEVEN NV                           2.10
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         NATIONAL MUTUAL FUND MANAGEMENT        4.07
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA UK PLC                            18.40
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA COURTAGE IARD                      1.62
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GRANDE ARMEE                AXA INVESTMENT MANAGERS               99.99
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GESTION FCP                 AXA INVESTMENT MANAGERS PARIS         99.99
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS PRIVATE      100.00
                                                           PRIVATE EQUITY EUROPE SA        EQUITY
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           PRIVATE EQUITY
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS PARIS   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA CREDIT                      COMPAGNIE FINANCIERE DE PARIS         65.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  AXA                                   10.10
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  AXA CORPORATE SOLUTIONS               11.95
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  SOCIETE BEAUJON                        7.26
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  JOUR FINANCE                           6.87
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                AXA ASSURANCES IARD                   21.19
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                SOCIETE BEAUJON                        0.92
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                COMPAGNIE FINANCIERE DE PARIS         51.07
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                JOUR FINANCE                          20.63
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                AXA COURTAGE IARD                      2.53
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA BANQUE                      COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DE MARCHES ET            AXA                                   19.51
                                                           D'ARBITRAGE
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DE MARCHES ET            AXA COURTAGE IARD                      8.20
                                                           D'ARBITRAGE
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COMPAGNIE FINANCIERE DE PARIS   AXA                                  100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE 21 MATIGNON             AXA                                    0.55
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE 21 MATIGNON             SGCI                                  99.44
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE VICTOIRE                SGCI                                  99.74
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA ASSET MANAG CONSULTANT      AXA INVESTMENT MANAGERS               99.95
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COMPAGNIE PARISIENNE DE         SOFINAD                              100.00
                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GESTION INTERESSEMENT       AXA INVESTMENT MANAGERS PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DES TUILERIES            COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS FUNDS   AXA INVESTMENT MANAGERS               98.84
                                                           MANAGEMENT
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS FUNDS   AXA INVESTMENT MANAGERS PARIS          1.16
                                                           MANAGEMENT
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA ASSET MANAGEMENT            AXA INVESTMENT MANAGERS               50.48
                                                           PRIVATE EQUITY EUROPE SA        PRIVATE EQUITY


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES & REAL ESTATE       FRANCE            MONTE SCOPETO                   COMPAGNIE PARISIENNE DE               99.99
                                                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SGCI                            AXA                                  100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SOFAPI                          COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            HOLDING SOFFIM                  COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SOFINAD                         COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            TRANSAXIM                       COMPAGNIE PARISIENNE DE              100.00
                                                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE WORMS                    COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA ASSET MANAGEMENT    AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA KAG                 AXA INVESTMENT MANAGERS               85.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA FUNDS GMBH                  AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA VORSORGEBANK                AXA COLONIA KONZERN AG               100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA BAUSPARKASSE AG     AXA COLONIA KONZERN AG                66.67
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA BAUSPARKASSE AG     AXA COLONIA LEBEN                     32.98
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA ASSET MANAGEMENT LTD        AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS GS      AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS LIMITED AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA MULTIMANAGER LIMITED        AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS UK      AXA INVESTMENT MANAGERS               66.67
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS UK      AXA ASSET MANAGEMENT LTD              33.33
FINANCIAL SERVICES & REAL ESTATE       HONG KONG         AXA INVESTMENT MANAGERS HK SAR  AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       HONG KONG         AXA INVESTMENT MANAGERS HONG    AXA INVESTMENT MANAGERS              100.00
                                                           KONG
FINANCIAL SERVICES & REAL ESTATE       ITALY             AXA INVESTMENT MANAGERS MILAN   AXA INVESTMENT MANAGERS               99.00
FINANCIAL SERVICES & REAL ESTATE       ITALY             AXA INVESTMENT MANAGERS MILAN   AXA ASSICURAZIONI (VIE)                1.00
FINANCIAL SERVICES & REAL ESTATE       JAPAN             AXA INVESTMENT MANAGERS TOKYO   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       THE NETHERLANDS   AXA INVESTMENT MANAGERS DEN     AXA INVESTMENT MANAGERS              100.00
                                                           HAAG
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA GLOBAL STRUCTURED PRODUCT   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           HOLDING INC.
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS NEW     AXA INVESTMENT MANAGERS              100.00
                                                           YORK
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS PRIVATE      100.00
                                                           PRIVATE EQUITY FUND             EQUITY
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS ROSE    AXA INVESTMENT MANAGERS               90.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS ROSE    AXA INVESTMENT MANAGERS HOLDING       10.00
                                                                                           INC.
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA ROSENBERG LLC               AXA INVESTMENT MANAGERS ROSE          50.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     ALLIANCE CAPITAL MANGEMENT      THE EQUITABLE LIFE ASSURANCE         100.00
                                                           CORP.                           SOCIETY
HOLDINGS & MISC. BUSINESSES            AUSTRALIA         AXA ASIA PACIFIC HOLDINGS       AXA EQUITY & LAW LIFE ASSURANCE        8.90
                                                           LIMITED                         SOCIETY
HOLDINGS & MISC. BUSINESSES            AUSTRALIA         AXA ASIA PACIFIC HOLDINGS       AXA                                   42.10
                                                           LIMITED
HOLDINGS & MISC. BUSINESSES            BELGIUM           FINAXA BELGIUM                  AXA                                   99.99
HOLDINGS & MISC. BUSINESSES            BELGIUM           ROYALE BELGE INTERNATIONAL      ROYALE BELGE INVESTISSEMENT          100.00
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA CORPORATE SOLUTIONS ASSURANCE      3.02
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA                                   43.75
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA PARTICIPATONS BELGIUM             49.10
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            VINCI BV                               4.11
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA CORPORATE SOLUTIONS ASSURANCE     12.63
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA                                   79.57
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA COURTAGE IARD                      7.79
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA CHINA                       AXA CHINA REGION LIMITED              49.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA CHINA                       AXA                                   51.00
HOLDINGS & MISC. BUSINESSES            FRANCE            SOCIETE BEAUJON                 AXA                                   99.78


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

HOLDINGS & MISC. BUSINESSES            FRANCE            SOCIETE BEAUJON                 AXA ASSURANCES IARD                    0.22
HOLDINGS & MISC. BUSINESSES            FRANCE            COLISEE EXCELLENCE              FINANCIERE MERMOZ                    100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA DIRECT                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            FINANCIERE 45                   AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            JOUR FINANCE                    AXA CONSEIL VIE                       60.47
HOLDINGS & MISC. BUSINESSES            FRANCE            JOUR FINANCE                    AXA ASSURANCES IARD                   39.53
HOLDINGS & MISC. BUSINESSES            FRANCE            LOR FINANCE                     AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            MOFIPAR                         AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            FINANCIERE MERMOZ               AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA FRANCE ASSURANCE            AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          AXA                                   25.49
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          KOLNISCHE VERWALTUNGS                 25.63
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          VINCI BV                              39.73
HOLDINGS & MISC. BUSINESSES            GERMANY           GRE CONTINENTAL EUROPE HOLDING  AXA COLONIA KONZERN AG               100.00
                                                           GMBH
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           AXA                                    8.83
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           AXA COLONIA KONZERN AG                23.02
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           VINCI BV                              67.72
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA EQUITY & LAW PLC            AXA                                   99.94
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     GUARDIAN ROYAL EXCHANGE PLC     AXA UK PLC                           100.00
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA UK PLC                      AXA EQUITY & LAW PLC                  21.74
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA UK PLC                      AXA                                   78.26
HOLDINGS & MISC. BUSINESSES            ITALY             AXA ITALIA S.P.A                AXA                                   96.99
HOLDINGS & MISC. BUSINESSES            ITALY             AXA ITALIA S.P.A                AXA COLLECTIVES                        3.01
HOLDINGS & MISC. BUSINESSES            JAPAN             AXA NICHIDAN INSURANCE HOLDING  AXA                                   96.39
HOLDINGS & MISC. BUSINESSES            LUXEMBOURG        AXA LUXEMBOURG SA               AXA HOLDINGS BELGIUM                 100.00
HOLDINGS & MISC. BUSINESSES            MOROCCO           AXA ONA                         AXA                                   51.00
HOLDINGS & MISC. BUSINESSES            SINGAPORE         AXA INSURANCE INVESTMENT        AXA                                  100.00
                                                           HOLDING
HOLDINGS & MISC. BUSINESSES            SPAIN             AXA AURORA                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   GELDERLAND                      AXA HOLDINGS BELGIUM                 100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA ROYALE BELGE NON VIE              17.29
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA ROYALE BELGE                      21.24
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                GELDERLAND                            38.94
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                ROYALE BELGE INTERNATIONAL            12.77
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA HOLDINGS BELGIUM                   4.11
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA VERZEKERINGEN               AXA NEDERLAND BV                     100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   VINCI BV                        AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            TURKEY            AXA OYAK HOLDING AS             AXA                                   50.00
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA MERGER                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA EQUITY & LAW LIFE ASSURANCE        4.09
                                                                                           SOCIETY
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA                                   70.62
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA MERGER                            12.24
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA CORPORATE SOLUTIONS                2.95
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              SOCIETE BEAUJON                        0.44
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              FINANCIERE 45                          3.20
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              LOR FINANCE                            6.42
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA CORPORATE SOLUTIONS                0.03
                                                                                           REINSURANCE CY
INSURANCE & REINSURANCE                AUSTRALIA         AUSTRALIAN CASUALTY INSUR PTY   AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           LTD


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL HEALTH INSUR    AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           PY LIMITED
INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL INTERNATIONAL   NATIONAL MUTUAL FINANCIAL SERVICES   100.00
INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL FINANCIAL       AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           SERVICES
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA           AXA COLONIA LEBEN                     10.05
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA           AXA COLONIA VERSICHERUNG              89.95
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA LEBEN     AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                AXA HOLDINGS BELGIUM                  99.58
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                UAB NON VIE                            0.04
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                UAB                                    0.38
INSURANCE & REINSURANCE                BELGIUM           ARDENNE PREVOYANTE              AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                BELGIUM           ASSURANCES LA POSTE             AXA HOLDINGS BELGIUM                  50.00
INSURANCE & REINSURANCE                BELGIUM           ASSURANCES LA POSTE VIE         AXA HOLDINGS BELGIUM                  50.00
INSURANCE & REINSURANCE                BELGIUM           UAB NON VIE                     AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                CANADA            AXA CANADA                      AXA                                  100.00
INSURANCE & REINSURANCE                CANADA            AXA CANADA ADP                  AXA CANADA                           100.00
INSURANCE & REINSURANCE                CHINA             AXA MINMETALS ASSURANCE CO LTD  AXA CHINA                             51.00
INSURANCE & REINSURANCE                FRANCE            CORPORATE SOLUTIONS ASSURANCE   AXA CORPORATE SOLUTIONS               98.49
INSURANCE & REINSURANCE                FRANCE            AXA CONSEIL VIE                 AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            ARGOVIE                         AXA COLLECTIVES                       94.03
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS ASSURANCE      1.54
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA                                   89.98
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA ASSURANCES IARD                    6.03
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA COURTAGE IARD                      2.17
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA COLLECTIVES                        0.02
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES IARD             AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            AXA RE FINANCE                  AXA CORPORATE SOLUTIONS               65.83
INSURANCE & REINSURANCE                FRANCE            AXA RE FINANCE                  AXA CESSIONS                          13.17
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES VIE              AXA FRANCE ASSURANCE                  88.87
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES VIE              AXA COLLECTIVES                       11.13
INSURANCE & REINSURANCE                FRANCE            C.G.R.M. MONTE-CARLO            AXA CORPORATE SOLUTIONS               99.99
INSURANCE & REINSURANCE                FRANCE            JURIDICA                        AXA FRANCE ASSURANCE                  98.51
INSURANCE & REINSURANCE                FRANCE            DIRECT ASSURANCES IARD          AXA DIRECT                           100.00
INSURANCE & REINSURANCE                FRANCE            DIRECT ASSURANCES VIE           AXA DIRECT                           100.00
INSURANCE & REINSURANCE                FRANCE            NATIO ASSURANCES                AXA ASSURANCES IARD                   50.00
INSURANCE & REINSURANCE                FRANCE            NSM VIE                         AXA FRANCE ASSURANCE                  35.64
INSURANCE & REINSURANCE                FRANCE            NSM VIE                         AXA COLLECTIVES                        4.46
INSURANCE & REINSURANCE                FRANCE            AXA ASSISTANCE                  AXA                                  100.00
INSURANCE & REINSURANCE                FRANCE            SPS RE                          AXA CORPORATE SOLUTIONS               69.94
INSURANCE & REINSURANCE                FRANCE            AXA CESSIONS                    AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                FRANCE            SAINT GEORGES RE                AXA                                   99.40
INSURANCE & REINSURANCE                FRANCE            SAINT GEORGES RE                AXA FRANCE ASSURANCE                   0.60
INSURANCE & REINSURANCE                FRANCE            AXA CONSEIL IARD                AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            AXA COURTAGE IARD               AXA FRANCE ASSURANCE                  99.65
INSURANCE & REINSURANCE                FRANCE            AXA COLLECTIVES                 AXA ASSURANCES IARD                    3.69
INSURANCE & REINSURANCE                FRANCE            AXA COLLECTIVES                 AXA FRANCE ASSURANCE                  95.71
INSURANCE & REINSURANCE                GERMANY           SICHER DIRECT                   AXA COLONIA VERSICHERUNG             100.00
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA LEBEN               AXA COLONIA KONZERN AG                47.81


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                GERMANY           AXA COLONIA LEBEN               AXA COLONIA VERSICHERUNG              52.19
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA VERSICHERUNG        AXA COLONIA KONZERN AG                74.41
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA VERSICHERUNG        GRE CONTINENTAL EUROPE HOLDING GMBH   25.59
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA KRANKEN             AXA COLONIA KONZERN AG                51.00
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA KRANKEN             AXA COLONIA LEBEN                     48.36
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                GERMANY           AXA NORDSTERN ART               AXA COLONIA KONZERN AG               100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA EQUITY & LAW LIFE           AXA SUN LIFE                         100.00
                                                           ASSURANCE SOCIETY
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA INSURANCE UK                GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA SUN LIFE                    AXA UK PLC                           100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA UK HOLDING PLC              AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA INSURANCE PLC               GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA GLOBAL RISKS (U.K.) LTD     AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA UK                          AXA                                  100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP GROUP PLC                   GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP HEALTHCARE LTD              AXA INSURANCE UK                     100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP LIFETIMECARE                GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA REINSURANCE UK PLC          AXA UK HOLDING PLC                   100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     ENGLISH & SCOTTISH              AXA UK                               100.00
INSURANCE & REINSURANCE                HONG KONG         AXA CHINA REGION LIMITED        NATIONAL MUTUAL FINANCIAL SERVICES   100.00
INSURANCE & REINSURANCE                HONG KONG         AXA INSURANCE HONG-KONG         AXA                                   17.50
INSURANCE & REINSURANCE                HONG KONG         AXA INSURANCE HONG-KONG         AXA INSURANCE INVESTMENT HOLDING      82.50
INSURANCE & REINSURANCE                HONG KONG         AXA GENERAL INSURANCE HK        AXA                                  100.00
INSURANCE & REINSURANCE                HUNGARY           AXA COLONIA BIZTOSITO DOMMAGES  AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                HUNGARY           AXA COLONIA BIZTOSITO VIE       AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                IRELAND           GUARDIAN DUBLIN DOCKS           GUARDIAN PMPA GROUP LTD              100.00
INSURANCE & REINSURANCE                IRELAND           GUARDIAN PMPA GROUP LTD         GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                ITALY             AXA INTERLIFE                   AXA                                  100.00
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA CONSEIL VIE                        1.84
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA                                   85.87
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA ITALIA S.P.A                      10.40
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA COLLECTIVES                        1.88
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA CONSEIL VIE                       18.70
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA                                   62.21
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA COLLECTIVES                       19.08
INSURANCE & REINSURANCE                JAPAN             AXA NICHIDAN LIFE               AXA NICHIDAN INSURANCE HOLDING       100.00
INSURANCE & REINSURANCE                JAPAN             AXA NON LIFE INSURANCE CO LTD   AXA                                  100.00
INSURANCE & REINSURANCE                JAPAN             NICHIDAN LIFE                   AXA NICHIDAN INSURANCE HOLDING       100.00
INSURANCE & REINSURANCE                LUXEMBOURG        AXA ASSURANCES LUXEMBOURG       AXA LUXEMBOURG SA                    100.00
INSURANCE & REINSURANCE                LUXEMBOURG        AXA ASSUR. VIE LUXEMBOURG       AXA LUXEMBOURG SA                    100.00
INSURANCE & REINSURANCE                LUXEMBOURG        CREALUX                         AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                LUXEMBOURG        FUTUR RE                        CORPORATE SOLUTIONS ASSURANCE        100.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA INSURANCE UK                      20.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA PORTUGAL COMPANHIA DE SEGUROS      5.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA COLONIA VERSICHERUNG              20.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA ASSICURAZIONI                      5.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AURORA IBERICA SA DE SEGUROS Y        10.00
                                                                                           REAS.
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       ROYALE BELGE INVESTISSEMENT           20.00


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       SAINT GEORGES RE                      20.00
INSURANCE & REINSURANCE                MOROCCO           AXA ASSURANCE MAROC             AXA ONA                               99.99
INSURANCE & REINSURANCE                MOROCCO           EPARGNE CROISSANCE              AXA ASSURANCE MAROC                   99.59
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA CORPORATE SOLUTIONS ASSURANCE      9.07
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA PORTUGAL SEGUROS VIDA              2.15
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA CONSEIL VIE                        5.37
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA                                   82.98
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL SEGUROS VIDA       AXA CONSEIL VIE                       87.63
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL SEGUROS VIDA       AXA                                    7.46
INSURANCE & REINSURANCE                SINGAPORE         AXA INSURANCE SINGAPORE         AXA                                   25.77
INSURANCE & REINSURANCE                SINGAPORE         AXA INSURANCE SINGAPORE         AXA INSURANCE INVESTMENT HOLDING      74.23
INSURANCE & REINSURANCE                SINGAPORE         AXA LIFE SINGAPOUR              NATIONAL MUTUAL INTERNATIONAL        100.00
INSURANCE & REINSURANCE                SINGAPORE         AXA CORPORATE SOLUTIONS ASIA    AXA CORPORATE SOLUTIONS              100.00
                                                           PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE                SPAIN             AXA AURORA IBERICA              AXA AURORA                            99.68
INSURANCE & REINSURANCE                SPAIN             AXA AURORA VIDA DE SEGUROS Y    AXA                                    1.45
                                                           REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AXA AURORA VIDA DE SEGUROS Y    AURORA IBERICA SA DE SEGUROS Y        98.51
                                                           REASEGUROS                      REAS.
INSURANCE & REINSURANCE                SPAIN             AYUDA LEGAL SA DE SEGUROS Y     AXA AURORA VIDA DE SEGUROS Y          12.00
                                                           REASEGUROS                      REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AYUDA LEGAL SA DE SEGUROS Y     AURORA IBERICA SA DE SEGUROS Y        88.00
                                                           REASEGUROS                      REAS.
INSURANCE & REINSURANCE                SPAIN             HILO DIRECT SA DE SEGUROS Y     AXA AURORA                            50.00
                                                           REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AURORA IBERICA SA DE SEGUROS Y  AXA AURORA                            99.68
                                                           REAS.
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCES      AXA                                   99.95
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR   AXA                                   94.99
                                                           LA VIE
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR   AXA COMPAGNIE D'ASSURANCES             5.00
                                                           LA VIE
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA LEVEN NV                    AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   UNIROBE GROEP                   AXA NEDERLAND BV                     100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA SCHADE                      AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA ZORG NV                     AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                TURKEY            AXA OYAK HAYAT SIGORTA          AXA OYAK HOLDING AS                  100.00
INSURANCE & REINSURANCE                TURKEY            AXA OYAK SIGORTA                AXA OYAK HAYAT SIGORTA                 0.70
INSURANCE & REINSURANCE                TURKEY            AXA OYAK SIGORTA                AXA OYAK HOLDING AS                   70.32
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS              100.00
                                                           INSURANCE CO
INSURANCE & REINSURANCE                UNITED STATES     AXA AMERICA CORPORATE           AXA CORPORATE SOLUTIONS              100.00
                                                           SOLUTIONS, INC
INSURANCE & REINSURANCE                UNITED STATES     THE EQUITABLE LIFE ASSURANCE    AXA FINANCIAL INC.                   100.00
                                                           SOCIETY
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA AMERICA CORPORATE SOLUTIONS,     100.00
                                                           REINSURANCE CY                  INC
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS              100.00
                                                           AMERICA INS. CY                 REINSURANCE CY
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS LIFE    AXA AMERICA CORPORATE SOLUTIONS,       0.21
                                                           REINSURANCE COMPANY             INC
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS LIFE    AXA CORPORATE SOLUTIONS               99.79
                                                           REINSURANCE COMPANY             REINSURANCE CY

Item 27.        Number of Contractowners
                ------------------------



                As of February 28, 2001, there were 856,696 owners of EQUI-VEST certificates offered by the registrant under this Registration Statement.




Item 28.        Indemnification
                ---------------

           (a)  Indemnification of Directors and Officers

                The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

                   7.4  Indemnification of Directors, Officers and Employees.
                        (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                         (i) any person made or threatened to be made a party to a2ny action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                         (ii) any person made or threatened to be made a party
                              to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                        (iii) the related expenses of any such person in any
                              of said categories may be advanced by the Company.

                              (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriter
           --------------------------------------------

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC undertook to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

           (c) Undertaking
           ---------------

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters
           ----------------------

          (a) AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), an affiliate of Equitable, is the principal underwriter for Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account I, Separate Account FP and EQ Advisors Trust. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

          (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Michael S. Martin                    Chairman of the Board and Chief
                                      Executive Officer, and Director

*Derry E. Bishop                      Executive Vice President and Director

*Harvey E. Blitz                      Executive Vice President and Director

*G. Patrick McGunagle                 Executive Vice President and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 Richard Davies                       Director
 1345 Avenue of the Americas
 39th Floor
 New York, NY  10105

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Craig A. Junkins                     Executive Vice President

*Peter D. Noris                       Executive Vice President

*Nik Malvania                         Executive Vice President

*James Bodowitz                       Senior Vice President and General Counsel

*Mark A. Silberman                    Senior Vice President and Chief
                                      Financial Officer

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*Catherine P. Earl                    Senior Vice President

 Richard Magaldi                      Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*Robert Schmidt                       Senior Vice President

*Cindy Schreiner                      Senior Vice President

*Jill Cooley                          Senior Vice President

*Donna M. Dazzo                       First Vice President

*Amy Francesscheni                    First Vice President

*Anne Nussbaum                        First Vice President

*Philomena Scamardella                First Vice President

*John Bratten                         First Vice President

*Michael Brzozowski                   Vice President

*Mark D. Godolsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Secretary

*Francesca Divore                     Assistant Secretary

          (c)     not applicable

Item 30.        Location of Accounts and Records
                --------------------------------

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americans, New York, NY 10104 and 135 West 50th St., New York, NY 10020, and the 135 West 50th street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096.


Item 31.        Management Services
                -------------------

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective contracts. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, or prospectus, or otherwise.

                The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

                The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, Equitable Life has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 19th day of April, 2001.


                                          SEPARATE ACCOUNT A OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Robin Wagner
                                               -------------------------
                                                   Robin Wagner
                                                   Vice President and Counsel

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2001.



                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                  OF THE UNITED STATES
                                                       (Depositor)


                                           By:  /s/ Robin Wagner
                                                ------------------------
                                                    Robin Wagner
                                                    Vice President and Counsel



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Michael Hegarty                            President, Chief Operating Officer
                                            and Director

*Edward D. Miller                           Chairman of the Board,
                                            Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:


*Alvin H. Fenichel                          Senior Vice President and Controller


*DIRECTORS:

Francoise Colloc'h      Norman C. Francis             George T. Lowy
Henri de Castries       Donald J. Greene              Edward D. Miller
Claus-Michael Dill      John T. Hartley               Didier Pineau-Valencienne
Joseph L. Dionne        John H.F. Haskell, Jr.        George J. Sella, Jr.
Denis Duverne           Michael Hegarty               Peter J. Tobin
Jean-Rene Fourtou       Mary R. (Nina) Henderson      Stanley B. Tulin
                        W. Edwin Jarmain              Dave H. Williams





By: /s/ Robin Wagner
    -------------------------
        Robin Wagner
        Attorney-in-Fact
        April 19, 2001

                                  EXHIBIT INDEX
                                  --------------


EXHIBIT NO.                                                      TAG VALUE
-----------                                                      ---------


3(e)            Distribution Agreement                            EX-99.3e

3(f)            Distribution Agreement                            EX-99.3f

4(s)            Form of Endorsement applicable to
                Market Value Adjustment Terms                     EX-99.4s

4(t)            Form of Amendment applicable to
                Contract No. 11930T                               EX-99.4t

4(u)            Form of Amendment to Certificate 941CA/B          EX-99.4u

4(v)            Form of Amendment to Equivest
                Series 200 Contract                               EX-99.4v

10(c)           Consent of Independent Accountants                EX-99.10c

10(d)           Power of Attorney for Claus-Michael Dill          EX-99.10d

24(b)7          Form of Reinsurance Agreement                     EX-99.24b7